UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire

Life Law Unit

The Hartford Financial Services Group, Inc.

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Balanced Allocation Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.1%
EQUITY FUNDS - 52.3%
1,704	The Hartford Capital Appreciation Fund, Class Y		$56,906
5,259	The Hartford Dividend and Growth Fund, Class Y		107,965
5,204	The Hartford Emerging Markets Research Fund, Class Y		41,530
5,519	The Hartford Global Real Asset Fund, Class Y		56,621
6,609	The Hartford International Opportunities Fund, Class Y		93,779
2,680	The Hartford International Small Company Fund, Class Y		32,611
1,455	The Hartford MidCap Value Fund, Class Y		18,142
844	The Hartford Small Company Fund, Class Y		17,919
			425,473
	Total equity funds
	(cost $395,098)		$425,473

FIXED INCOME FUNDS - 47.8%
7,715	The Hartford Alternative Strategies Fund, Class Y		$81,779
8,304	The Hartford Inflation Plus Fund, Class Y		105,041
4,250	The Hartford Strategic Income Fund, Class Y		40,371
5,713	The Hartford Total Return Bond Fund, Class Y		64,385
9,156	The Hartford World Bond Fund, Class Y		96,873
			388,449
	Total fixed income funds
	(cost $374,992)		$388,449

	Total investments in affiliated investment companies
	(cost $770,090)		$813,922

	Total long-term investments
	(cost $770,090)		$813,922

	Total investments
	(cost $770,090) ▲	100.1%	$813,922
	Other assets and liabilities	(0.1)%	(1,069)
	Total net assets	100.0%	$812,853

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $777,696 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$43,832
Unrealized Depreciation	(7,606)
Net Unrealized Appreciation	$36,226

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Balanced Allocation Fund

Schedule of Investments — (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$813,922	$813,922	$–	$–
Total	$813,922	$813,922	$–	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

2

The Hartford Balanced Fund (formerly The Hartford Advisers Fund)

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 65.2%
	Automobiles and Components - 0.5%
317	Ford Motor Co. w/ Rights	$2,927

	Banks - 3.9%
165	BB&T Corp.	5,186
85	PNC Financial Services Group, Inc.	5,035
369	Wells Fargo & Co.	12,462
		22,683
	Capital Goods - 4.1%
73	3M Co.	6,669
58	Boeing Co.	4,287
103	Ingersoll-Rand plc	4,347
116	PACCAR, Inc.	4,637
60	Stanley Black & Decker, Inc.	4,020
		23,960
	Consumer Durables and Apparel - 0.6%
108	Mattel, Inc.	3,798

	Diversified Financials - 4.5%
37	Ameriprise Financial, Inc.	1,898
23	BlackRock, Inc.	3,899
147	Citigroup, Inc.	3,983
34	Goldman Sachs Group, Inc.	3,380
166	Invesco Ltd.	3,680
256	JP Morgan Chase & Co.	9,223
		26,063
	Energy - 7.9%
70	Anadarko Petroleum Corp.	4,875
86	BP plc ADR	3,447
20	Chevron Corp.	2,159
192	Exxon Mobil Corp.	16,684
107	Halliburton Co.	3,542
88	Noble Corp.	3,256
57	Occidental Petroleum Corp.	4,969
70	Southwestern Energy Co. ●	2,314
205	Statoilhydro ASA ADR	4,872
		46,118
	Food and Staples Retailing - 0.9%
110	CVS Caremark Corp.	4,982

	Food, Beverage and Tobacco - 4.3%
133	General Mills, Inc.	5,155
144	Kraft Foods, Inc.	5,718
79	PepsiCo, Inc.	5,738
47	Philip Morris International, Inc.	4,252
120	Unilever N.V. NY Shares ADR	4,172
		25,035
	Health Care Equipment and Services - 2.2%
64	Baxter International, Inc.	3,768
85	Covidien plc	4,750
87	UnitedHealth Group, Inc.	4,460
		12,978
	Insurance - 1.3%
163	Marsh & McLennan Cos., Inc.	5,426
111	Unum Group	2,089
		7,515
	Materials - 2.2%
120	Dow Chemical Co.	3,459
99	International Paper Co.	3,235
67	Mosaic Co.	3,864
61	Nucor Corp.	2,372
		12,930
	Media - 3.1%
68	CBS Corp. Class B	2,289
222	Comcast Corp. Class A	7,223
113	Thomson Reuters Corp.	3,196
116	Walt Disney Co.	5,676
		18,384
	Pharmaceuticals, Biotechnology and Life Sciences - 7.8%
92	Agilent Technologies, Inc.	3,511
85	Amgen, Inc.	6,980
71	Celgene Corp. ●	4,867
206	Daiichi Sankyo Co., Ltd.	3,382
226	Merck & Co., Inc.	9,965
347	Pfizer, Inc.	8,337
25	Roche Holding AG	4,474
81	UCB S.A.	4,043
		45,559
	Retailing - 3.6%
2,007	Allstar Co. ⌂†	3,130
2,225	Buck Holdings L.P. ⌂●†	3,805
74	Kohl's Corp.	3,699
258	Lowe's Co., Inc.	6,548
68	Nordstrom, Inc.	3,671
		20,853
	Semiconductors and Semiconductor Equipment - 2.8%
116	Analog Devices, Inc.	4,521
191	Intel Corp.	4,911
159	Maxim Integrated Products, Inc.	4,330
80	Xilinx, Inc.	2,576
		16,338
	Software and Services - 6.1%
64	Accenture plc	3,877
79	Automatic Data Processing, Inc.	4,462
121	eBay, Inc. ●	5,369
14	Google, Inc. ●	9,115
195	Microsoft Corp.	5,741
413	Western Union Co.	7,190
		35,754
	Technology Hardware and Equipment - 6.7%
30	Apple, Inc. ●	18,201
492	Cisco Systems, Inc.	7,842
182	EMC Corp. ●	4,765
169	Hewlett-Packard Co.	3,075
92	Qualcomm, Inc.	5,473
		39,356
	Telecommunication Services - 0.9%
175	Vodafone Group plc ADR	5,017

	Transportation - 0.6%
39	FedEx Corp.	3,540

1

The Hartford Balanced Fund (formerly The Hartford Advisers Fund)

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 65.2% - (continued)
	Utilities - 1.2%
96	NextEra Energy, Inc.	$6,814

	Total common stocks
	(cost $328,459)	$380,604

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
	Finance and Insurance - 0.0%
	Marriott Vacation Club Owner Trust
$68	5.36%, 10/20/2028 ■	$69

	Total asset & commercial mortgage backed securities
	(cost $68)	$69

CORPORATE BONDS - 11.9%
	Air Transportation - 0.3%
	Continental Airlines, Inc.
$689	5.98%, 04/19/2022	$747
	Southwest Airlines Co.
400	5.75%, 12/15/2016	465
579	6.15%, 08/01/2022	658
		1,870
	Arts, Entertainment and Recreation - 1.0%
	CBS Corp.
1,270	3.38%, 03/01/2022	1,320
30	4.30%, 02/15/2021	33
105	5.75%, 04/15/2020	127
	Comcast Corp.
310	4.65%, 07/15/2042	340
1,000	5.90%, 03/15/2016	1,161
	DirecTV Holdings LLC
665	6.38%, 03/01/2041	811
	Discovery Communications, Inc.
45	4.95%, 05/15/2042	50
	News America, Inc.
220	4.50%, 02/15/2021	252
	Time Warner Cable, Inc.
930	5.85%, 05/01/2017	1,103
	Viacom, Inc.
145	3.88%, 12/15/2021	159
	Virgin Media Secured Finance plc
210	5.25%, 01/15/2021	239
		5,595
	Beverage and Tobacco Product Manufacturing - 0.4%
	Altria Group, Inc.
520	4.75%, 05/05/2021	610
	Anheuser-Busch InBev Worldwide, Inc.
800	7.75%, 01/15/2019	1,075
	BAT International Finance plc
565	3.25%, 06/07/2022 ■	578
	Molson Coors Brewing Co.
12	2.00%, 05/01/2017	12
80	3.50%, 05/01/2022	86
85	5.00%, 05/01/2042	101
		2,462
	Chemical Manufacturing - 0.0%
	Agrium, Inc.
105	6.13%, 01/15/2041	135

	Computer and Electronic Product Manufacturing - 0.1%
	Dell, Inc.
520	5.88%, 06/15/2019	616
	Thermo Fisher Scientific, Inc.
150	3.20%, 05/01/2015	159
		775
	Couriers and Messengers - 0.0%
	FedEx Corp.
50	2.63%, 08/01/2022	50
50	3.88%, 08/01/2042	50
		100
	Electrical Equipment and Appliance Manufacturing - 0.2%
	General Electric Co.
1,225	5.00%, 02/01/2013	1,253

	Finance and Insurance - 5.8%
	ACE INA Holdings, Inc.
125	5.88%, 06/15/2014	136
	American Express Centurion Bank
1,200	6.00%, 09/13/2017	1,454
	Bank of America Corp.
1,200	5.42%, 03/15/2017	1,262
	Barclays Bank plc
350	2.38%, 01/13/2014	352
	BP Capital Markets plc
575	4.75%, 03/10/2019	667
	Brandywine Operating Partnership
350	5.70%, 05/01/2017	382
	Capital One Financial Corp.
445	2.15%, 03/23/2015	452
	CDP Financial, Inc.
575	4.40%, 11/25/2019 ■	662
	Citigroup, Inc.
800	5.85%, 08/02/2016	881
300	6.13%, 05/15/2018	343
300	6.88%, 03/05/2038	377
105	8.13%, 07/15/2039	150
	Credit Agricole
715	3.50%, 04/13/2015 ■	723
	Discover Financial Services, Inc.
645	6.45%, 06/12/2017	731
	Eaton Vance Corp.
530	6.50%, 10/02/2017	609
	Everest Reinsurance Holdings, Inc.
885	5.40%, 10/15/2014	925
	Ford Motor Credit Co.
585	3.00%, 06/12/2017	582
	General Electric Capital Corp.
800	4.38%, 09/16/2020	884
925	5.88%, 01/14/2038	1,125
	Goldman Sachs Group, Inc.
500	3.70%, 08/01/2015	513
1,200	5.63%, 01/15/2017	1,272
470	6.25%, 02/01/2041	513

2

The Hartford Balanced Fund (formerly The Hartford Advisers Fund)

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 11.9% - (continued)
	Finance and Insurance - 5.8% - (continued)
	Health Care Properties
$335	6.00%, 01/30/2017	$382
	HSBC Holdings plc
600	6.10%, 01/14/2042	787
	ING Bank N.V.
900	3.75%, 03/07/2017 ■	929
	Jackson National Life Insurance Co.
1,200	8.15%, 03/15/2027 ■	1,493
	JP Morgan Chase & Co.
475	3.70%, 01/20/2015	501
1,795	5.13%, 09/15/2014	1,927
230	5.40%, 01/06/2042	269
100	6.30%, 04/23/2019	120
	Merrill Lynch & Co., Inc.
2,000	5.00%, 02/03/2014	2,085
300	6.40%, 08/28/2017	338
	Morgan Stanley
550	5.75%, 01/25/2021	560
	National City Corp.
125	6.88%, 05/15/2019	153
	New England Mutual Life Insurance Co.
1,100	7.88%, 02/15/2024 ■	1,486
	Nordea Bank AB
330	3.70%, 11/13/2014 ■	345
	PNC Funding Corp.
625	5.40%, 06/10/2014	676
	Prudential Financial, Inc.
300	4.50%, 11/15/2020	327
	Rabobank Netherlands
750	3.20%, 03/11/2015 ■	778
	Republic New York Capital I
250	7.75%, 11/15/2026	252
	Royal Bank of Scotland plc
500	4.88%, 03/16/2015	526
	Sovereign Bancorp, Inc.
1,000	8.75%, 05/30/2018	1,092
	Sovereign Capital Trust IV
645	7.91%, 06/13/2036	655
	Svenska Handelsbanken AB
550	4.88%, 06/10/2014 ■	583
	Wachovia Corp.
1,445	5.25%, 08/01/2014	1,551
100	5.75%, 06/15/2017	118
	WEA Finance LLC
250	7.13%, 04/15/2018 ■	298
	Wells Fargo & Co.
525	3.63%, 04/15/2015	560
		33,786
	Food Manufacturing - 0.4%
	Kellogg Co.
725	4.00%, 12/15/2020	813
	Kraft Foods, Inc.
145	2.25%, 06/05/2017 ■	150
90	3.50%, 06/06/2022 ■	95
700	4.13%, 02/09/2016	769
155	5.00%, 06/04/2042 ■	175
		2,002
	Health Care and Social Assistance - 0.5%
	Amgen, Inc.
600	5.15%, 11/15/2041	664
	CVS Caremark Corp.
1,150	6.13%, 08/15/2016	1,360
	Express Scripts, Inc.
195	6.25%, 06/15/2014	213
	Kaiser Foundation Hospitals
60	3.50%, 04/01/2022	64
115	4.88%, 04/01/2042	131
	McKesson Corp.
80	3.25%, 03/01/2016	86
	Merck & Co., Inc.
400	4.00%, 06/30/2015	440
		2,958
	Information - 0.5%
	AT&T, Inc.
825	2.50%, 08/15/2015	869
175	6.55%, 02/15/2039	241
	BellSouth Telecommunications, Inc.
250	7.00%, 12/01/2095	325
	France Telecom S.A.
250	4.13%, 09/14/2021	272
	SBA Tower Trust
370	4.25%, 04/15/2015 ■	386
	Verizon Communications, Inc.
490	3.50%, 11/01/2021	543
130	4.75%, 11/01/2041	153
		2,789
	Miscellaneous Manufacturing - 0.1%
	United Technologies Corp.
70	1.80%, 06/01/2017	73
65	3.10%, 06/01/2022	70
160	4.50%, 06/01/2042	185
		328
	Motor Vehicle and Parts Manufacturing - 0.2%
	Daimler Finance NA LLC
1,000	2.63%, 09/15/2016 ■	1,041

	Petroleum and Coal Products Manufacturing - 0.5%
	Atmos Energy Corp.
1,160	6.35%, 06/15/2017	1,381
	Motiva Enterprises LLC
80	5.75%, 01/15/2020 ■	96
	Shell International Finance B.V.
1,200	4.38%, 03/25/2020	1,419
		2,896
	Pipeline Transportation - 0.2%
	Kinder Morgan Energy Partners L.P.
1,000	6.95%, 01/15/2038	1,255

	Real Estate, Rental and Leasing - 0.4%
	COX Communications, Inc.
1,400	5.45%, 12/15/2014	1,547
	ERAC USA Finance Co.
180	2.25%, 01/10/2014 ■	182
70	2.75%, 03/15/2017 ■	72
410	4.50%, 08/16/2021 ■	445
250	5.63%, 03/15/2042 ■	268
		2,514

3

The Hartford Balanced Fund (formerly The Hartford Advisers Fund)

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 11.9% - (continued)
	Retail Trade - 0.3%
	AutoZone, Inc.
$355	3.70%, 04/15/2022	$373
	Lowe's Co., Inc.
600	4.63%, 04/15/2020	687
	Staples, Inc.
460	9.75%, 01/15/2014	512
		1,572
	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Procter & Gamble Co.
1,751	9.36%, 01/01/2021	2,387

	Utilities - 0.6%
	Consolidated Edison Co. of NY
655	5.30%, 12/01/2016	765
	Indianapolis Power and Light
1,500	6.60%, 06/01/2037 ■	1,976
	Southern California Edison Co.
750	5.55%, 01/15/2037	984
		3,725
	Total corporate bonds
	(cost $61,946)	$69,443

MUNICIPAL BONDS - 1.3%
	General Obligations - 0.4%
	California State GO, Taxable,
$250	7.55%, 04/01/2039	$334
	Chicago, IL, Metropolitan Water Reclamation GO,
130	5.72%, 12/01/2038	172
	Los Angeles, CA, USD GO,
800	5.75%, 07/01/2034	980
	Oregon State GO,
1,000	4.76%, 06/30/2028	1,198
		2,684
	Health Care/Services - 0.1%
	University of California, Regents MedCenter Pooled Rev,
370	6.58%, 05/15/2049	502

	Higher Education (Univ., Dorms, etc.) - 0.1%
	University of California, Build America Bonds Rev,
370	5.77%, 05/15/2043	469

	Refunded - 0.1%
	Irvine Ranch, CA, Water Dist Joint Powers Agency,
515	2.61%, 03/15/2014	533

	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Taxable Sales Tax Rev,
425	6.00%, 12/01/2044	599

	Transportation - 0.5%
	Bay Area, CA, Toll Auth Bridge Rev,
575	6.26%, 04/01/2049	808
	Illinois State Toll Highway Auth, Taxable Rev,
350	6.18%, 01/01/2034	442
	Maryland State Transportation Auth,
255	5.89%, 07/01/2043	343
	New York & New Jersey PA,
185	5.86%, 12/01/2024	238
115	6.04%, 12/01/2029	151
	North Texas Tollway Auth Rev,
630	6.72%, 01/01/2049	880
		2,862
	Total municipal bonds
	(cost $6,043)	$7,649

U.S. GOVERNMENT AGENCIES - 1.4%
	Federal Home Loan Mortgage Corporation - 0.8%
$105	4.00%, 03/01/2041	$113
2,265	5.00%, 09/01/2035 - 06/01/2041	2,464
2,098	5.50%, 07/01/2036 - 06/01/2041	2,293
		4,870
	Government National Mortgage Association - 0.6%
693	6.00%, 11/20/2023 - 09/15/2034	787
916	6.50%, 04/15/2026 - 02/15/2035	1,075
957	7.00%, 11/15/2031 - 11/15/2033	1,138
192	8.00%, 12/15/2029 - 02/15/2031	231
		3,231
	Total U.S. government agencies
	(cost $7,573)	$8,101

U.S. GOVERNMENT SECURITIES - 18.0%
Other Direct Federal Obligations - 1.9%
	Federal Financing Corporation - 1.9%
$3,676	4.40%, 12/06/2013 - 12/27/2013 ○	$3,645
5,000	9.80%, 04/06/2018	7,299
		10,944
U.S. Treasury Securities - 16.1%
	U.S. Treasury Bonds - 4.4%
1,100	3.00%, 05/15/2042	1,196
7,304	4.38%, 11/15/2039 - 05/15/2041	10,063
5,000	6.00%, 02/15/2026	7,454
4,775	6.25%, 08/15/2023	7,030
		25,743

4

The Hartford Balanced Fund (formerly The Hartford Advisers Fund)

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT SECURITIES - 18.0% - (continued)
U.S. Treasury Securities - 16.1% - (continued)
U.S. Treasury Notes - 11.7%
$7,400	0.25%, 01/31/2014 - 06/30/2014		$7,404
4,200	0.63%, 12/31/2012 - 05/31/2017		4,209
534	0.88%, 01/31/2017		542
5,400	1.00%, 09/30/2016		5,518
1,350	1.13%, 12/15/2012		1,355
11,600	1.25%, 10/31/2015		11,944
5,400	1.38%, 01/15/2013		5,430
5,000	1.50%, 06/30/2016		5,207
1,000	1.75%, 05/15/2022		1,023
6,500	1.88%, 02/28/2014		6,670
4,775	3.50%, 05/15/2020		5,630
2,000	3.88%, 05/15/2018		2,357
5,000	4.25%, 08/15/2013		5,210
5,200	4.50%, 05/15/2017		6,160
			68,659
			94,402
	Total U.S. government securities
	(cost $94,255)		$105,346

	Total long-term investments
	(cost $498,344)		$571,212

SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreements - 2.0%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $4,078, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $4,159)
$4,078	0.17%, 07/31/2012		$4,078
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $3,146, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $3,209)
3,146	0.18%, 07/31/2012		3,146
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $772, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $788)
772	0.19%, 07/31/2012		772
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $2,582, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13%
- 3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $2,634)
2,582	0.19%, 07/31/2012		2,582
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $18, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $18)
18	0.17%, 07/31/2012		18
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $1,067, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $1,088)
1,067	0.19%, 07/31/2012		1,067
			11,663
	Total short-term investments
	(cost $11,663)		$11,663

	Total investments
	(cost $510,007) ▲	99.8%	$582,875
	Other assets and liabilities	0.2%	1,358
	Total net assets	100.0%	$584,233

5

The Hartford Balanced Fund (formerly The Hartford Advisers Fund)

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $515,824 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$89,095
Unrealized Depreciation	(22,044)
Net Unrealized Appreciation	$67,051

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2012, the aggregate value of these securities was $6,935, which represents 1.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.
○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.
■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $12,830, which represents 2.2% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	2,007	Allstar Co.	$2,043
06/2007	2,225	Buck Holdings L.P.	821

At July 31, 2012, the aggregate value of these securities was $6,935, which represents 1.2% of total net assets.

Shorts Outstanding at July 31, 2012

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC TBA, 5.00%	$1,000	09/15/2041	$1,084	$–
FHLMC TBA, 5.50%	200	08/15/2039	218	(1)
			$1,302	$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
GO	General Obligation
PA	Port Authority
USD	United School District

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

6

The Hartford Balanced Fund (formerly The Hartford Advisers Fund)

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$69	$–	$69	$–
Common Stocks ‡	380,604	361,770	11,899	6,935
Corporate Bonds	69,443	–	68,038	1,405
Municipal Bonds	7,649	–	7,649	–
U.S. Government Agencies	8,101	–	8,101	–
U.S. Government Securities	105,346	2,219	103,127	–
Short-Term Investments	11,663	–	11,663	–
Total	$582,875	$363,989	$210,546	$8,340
Liabilities:
Securities Sold Short	$1,302	$–	$1,302	$–
Total	$1,302	$–	$1,302	$–

♦	For the nine-month period ended July 31, 2012, investments valued at $3,465 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2012
Assets:
Common Stocks	$7,481	$2,498	$149	*	$—	$—	$(3,193)	$—	$—	$6,935
Corporate Bonds	1,364	—	68	†	—	—	(27)	—	—	1,405
Total	$8,845	$2,498	$217		$—	$—	$(3,220)	$—	$—	$8,340

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $149.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $68.

Distribution by Credit Quality

as of July 31, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.2
Aa / AA	2.3
A	5.1
Baa / BBB	5.3
Ba / BB	0.3
U.S. Government Agencies and Securities	19.4
Non Debt Securities and Other Short-Term Instruments	67.2
Other Assets & Liabilities	0.2
Total	100 .0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

7

The Hartford Balanced Income Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 46.3%
	Banks - 3.8%
284	M&T Bank Corp.	$24,368
244	National Bank of Canada	18,182
644	Wells Fargo & Co.	21,767
		64,317
	Capital Goods - 5.3%
185	3M Co.	16,876
320	Eaton Corp.	14,031
983	General Electric Co.	20,399
240	Illinois Tool Works, Inc.	13,019
60	Lockheed Martin Corp.	5,385
56	Schneider Electric S.A.	3,141
98	Stanley Black & Decker, Inc.	6,555
125	United Technologies Corp.	9,282
		88,688
	Commercial and Professional Services - 0.5%
257	Waste Management, Inc.	8,849

	Consumer Durables and Apparel - 0.5%
260	Mattel, Inc.	9,137

	Consumer Services - 0.3%
58	McDonald's Corp.	5,195

	Diversified Financials - 2.3%
95	BlackRock, Inc.	16,221
637	JP Morgan Chase & Co.	22,929
		39,150
	Energy - 6.1%
339	Chevron Corp.	37,130
231	ConocoPhillips Holding Co.	12,585
272	Exxon Mobil Corp.	23,656
859	Royal Dutch Shell plc B Shares	30,209
		103,580
	Food and Staples Retailing - 0.6%
350	Sysco Corp.	10,299

	Food, Beverage and Tobacco - 4.9%
269	Altria Group, Inc.	9,666
30	British American Tobacco plc	1,607
122	General Mills, Inc.	4,709
75	H.J. Heinz Co.	4,161
214	Imperial Tobacco Group plc	8,299
375	Kraft Foods, Inc.	14,898
137	PepsiCo, Inc.	9,941
207	Philip Morris International, Inc.	18,904
309	Unilever N.V. NY Shares ADR	10,698
		82,883
	Household and Personal Products - 1.3%
165	Kimberly-Clark Corp.	14,297
120	Procter & Gamble Co.	7,759
		22,056
	Insurance - 2.6%
107	ACE Ltd.	7,895
899	Marsh & McLennan Cos., Inc.	29,844
91	Swiss Re Ltd. ☼	5,712
		43,451
	Materials - 1.9%
291	Dow Chemical Co.	8,362
168	E.I. DuPont de Nemours & Co.	8,326
234	International Paper Co.	7,691
182	Nucor Corp.	7,137
		31,516
	Media - 0.4%
251	Thomson Reuters Corp.	7,119

	Pharmaceuticals, Biotechnology and Life Sciences - 6.8%
134	AstraZeneca plc ADR	6,286
500	Johnson & Johnson	34,612
860	Merck & Co., Inc.	37,993
990	Pfizer, Inc.	23,794
65	Roche Holding AG ☼	11,586
		114,271
	Retailing - 0.0%
9	Home Depot, Inc.	455

	Semiconductors and Semiconductor Equipment - 3.3%
428	Analog Devices, Inc.	16,729
803	Intel Corp.	20,639
239	Linear Technology Corp.	7,695
390	Maxim Integrated Products, Inc.	10,608
		55,671
	Software and Services - 0.6%
363	Microsoft Corp.	10,688

	Telecommunication Services - 2.1%
592	AT&T, Inc.	22,431
424	Vodafone Group plc ADR	12,183
		34,614
	Utilities - 3.0%
54	American Electric Power Co., Inc.	2,265
42	Dominion Resources, Inc.	2,285
933	National Grid plc	9,677
108	NextEra Energy, Inc.	7,670
143	Northeast Utilities	5,703
41	PG&E Corp.	1,871
72	PPL Corp.	2,091
272	UGI Corp.	8,327
349	Xcel Energy, Inc.	10,230
		50,119
	Total common stocks
	(cost $718,615)	$782,058

PREFERRED STOCKS - 0.1%
	Diversified Financials - 0.1%
23	Citigroup Capital XIII	$616
25	GMAC Capital Trust I ۞	618
		1,234
	Total preferred stocks
	(cost $1,243)	$1,234

1

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.4%
	Finance and Insurance - 1.4%
	Argent Securities, Inc.
$2,284	0.40%, 06/25/2036 Δ	$702
	Banc of America Funding Corp.
1,281	0.55%, 05/20/2047 Δ	824
1,531	5.77%, 05/25/2037	1,238
	Bear Stearns Adjustable Rate Mortgage Trust
1,494	2.25%, 08/25/2035 Δ	1,401
1,356	2.40%, 10/25/2035 Δ	1,202
	Bear Stearns Commercial Mortgage Securities, Inc.
455	5.20%, 12/11/2038	520
550	5.54%, 09/11/2041 - 10/12/2041	632
	Citigroup Commercial Mortgage Trust, Inc.
1,325	0.60%, 03/25/2037 Δ	484
	Commercial Mortgage Pass-Through Certificates
100	5.75%, 06/10/2046 Δ	113
	Countrywide Asset-Backed Certificates
2,210	0.49%, 02/25/2037 Δ	604
	Countrywide Home Loans, Inc.
411	2.98%, 04/20/2036 Δ	209
	CS First Boston Mortgage Securities Corp.
800	5.50%, 06/25/2035	726
	Fieldstone Mortgage Investment Corp.
480	0.59%, 04/25/2047 Δ	209
	First Franklin Mortgage Loan Trust
1,602	0.49%, 04/25/2036 Δ	628
	First Horizon Alternative Mortgage Securities
957	2.55%, 04/25/2036 Δ	579
2,415	2.60%, 09/25/2035 Δ	1,797
	GSR Mortgage Loan Trust
1,530	2.71%, 01/25/2036 Δ	1,068
1,277	5.19%, 11/25/2035 Δ	997
	Indymac Index Mortgage Loan Trust
354	0.37%, 07/25/2036 Δ	190
497	2.54%, 01/25/2036 Δ	389
455	2.63%, 08/25/2035 Δ	260
676	2.76%, 09/25/2036 Δ	417
	JP Morgan Chase Commercial Mortgage Securities Corp.
275	5.47%, 04/15/2043 Δ	310
	JP Morgan Mortgage Acquisition Corp.
2,281	0.49%, 08/25/2036 Δ	653
	JP Morgan Mortgage Trust
609	2.91%, 08/25/2036 Δ	418
	Merrill Lynch Mortgage Investors Trust
260	2.86%, 07/25/2035 Δ	183
	Merrill Lynch Mortgage Trust
100	5.05%, 07/12/2038	111
	Morgan Stanley ABS Capital I
2,037	0.31%, 12/25/2036 Δ	899
	Morgan Stanley Capital I
100	5.23%, 09/15/2042	111
	Morgan Stanley Capital, Inc.
1,245	0.40%, 09/25/2036 Δ	438
	Option One Mortgage Loan Trust
355	0.50%, 03/25/2037 Δ	127
	SBAC
1,050	2.93%, 12/15/2017 ■☼	1,050
	Soundview Home Equity Loan Trust, Inc.
1,720	0.49%, 07/25/2036 Δ	673
465	0.50%, 06/25/2036 Δ	201
2,160	0.53%, 05/25/2036 Δ	898
2,210	1.35%, 09/25/2037 Δ	972
	Structured Adjustable Rate Mortgage Loan Trust
962	0.55%, 09/25/2034 Δ	743
	Wamu Asset-Backed Certificates
1,868	0.50%, 05/25/2037 Δ	932
	Wells Fargo Mortgage Backed Securities Trust
479	5.18%, 10/25/2035 Δ	469
		24,377

	Total asset & commercial mortgage backed securities
	(cost $23,799)	$24,377

CORPORATE BONDS - 42.8%
	Accommodation and Food Services - 0.2%
	Caesars Operating Escrow
$500	8.50%, 02/15/2020 ■	$502
	Choice Hotels International, Inc.
41	5.70%, 08/28/2020	43
375	5.75%, 07/01/2022	400
	Harrah's Operating Co., Inc.
620	11.25%, 06/01/2017	671
	MGM Mirage, Inc.
25	9.00%, 03/15/2020	28
155	11.13%, 11/15/2017	173
	Starwood Hotels & Resorts, Inc.
60	7.15%, 12/01/2019	72
	Wynn Las Vegas LLC
130	5.38%, 03/15/2022 ■	130
250	7.75%, 08/15/2020	277
260	7.88%, 05/01/2020	289
		2,585
	Administrative Waste Management and Remediation - 0.3%
	Clean Harbors, Inc.
150	5.25%, 08/01/2020 ■	155
	Iron Mountain, Inc.
360	7.75%, 10/01/2019	400
525	8.38%, 08/15/2021	581
	Republic Services, Inc.
2,850	3.55%, 06/01/2022	2,997
595	3.80%, 05/15/2018	647
		4,780
	Agriculture, Forestry, Fishing and Hunting - 0.0%
	Southern States Coop, Inc.
25	11.25%, 05/15/2015 ■	26

2

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 42.8% - (continued)
		Agriculture, Forestry, Fishing and Hunting - 0.0% - (continued)
		Weyerhaeuser Co.
	$110	7.38%, 03/15/2032	$129
			155
		Air Transportation - 0.0%
		Continental Airlines, Inc.
	18	5.98%, 04/19/2022	20
	38	6.90%, 04/19/2022	39
			59
		Arts, Entertainment and Recreation - 3.2%
		AMC Entertainment, Inc.
	139	8.00%, 03/01/2014	139
	330	8.75%, 06/01/2019	358
	91	9.75%, 12/01/2020	99
		Bresnan Broadband Holdings LLC
	150	8.00%, 12/15/2018 ■	156
		BSKYB Finance UK plc
	350	6.50%, 10/15/2035 ■	422
		CBS Corp.
	920	3.38%, 03/01/2022	956
	150	5.50%, 05/15/2033	166
	1,000	5.75%, 04/15/2020	1,204
	1,250	8.88%, 05/15/2019	1,691
		CCO Holdings LLC
	45	6.50%, 04/30/2021	49
	539	7.25%, 10/30/2017	592
	200	7.38%, 06/01/2020	222
	175	7.88%, 04/30/2018	191
	215	8.13%, 04/30/2020	243
		Citycenter Holdings LLC
	365	7.63%, 01/15/2016	385
		Clear Channel Worldwide Holdings, Inc.
	240	9.25%, 12/15/2017	259
		Comcast Corp.
	680	3.13%, 07/15/2022	712
	400	5.70%, 05/15/2018	481
	1,000	5.90%, 03/15/2016	1,161
	1,250	6.40%, 05/15/2038	1,628
	1,980	6.45%, 03/15/2037	2,579
	510	7.05%, 03/15/2033	678
		DirecTV Holdings LLC
	200	3.55%, 03/15/2015	212
	2,100	3.80%, 03/15/2022	2,219
	305	4.60%, 02/15/2021	340
	1,425	4.75%, 10/01/2014	1,537
	325	5.00%, 03/01/2021	372
	146	5.20%, 03/15/2020	168
	175	6.00%, 08/15/2040	204
	400	6.38%, 03/01/2041	488
		Discovery Communications, Inc.
	290	3.70%, 06/01/2015	312
		Equinix, Inc.
	95	7.00%, 07/15/2021	106
	30	8.13%, 03/01/2018	33
		Fidelity National Information Services, Inc.
	280	5.00%, 03/15/2022 ■	295
	95	7.63%, 07/15/2017 ■	105
		Gray Television, Inc.
	900	10.50%, 06/29/2015	954
		Great Canadian Gaming Co.
CAD	190	6.63%, 07/25/2022 ■	192
		Greektown Superholdings, Inc.
	260	13.00%, 07/01/2015	283
		Grupo Televisa S.A.
	95	6.63%, 01/15/2040	122
		Isle of Capri Casinos, Inc.
	120	7.75%, 03/15/2019	125
	290	8.88%, 06/15/2020 ■☼	290
		NBC Universal Media LLC
	1,070	3.65%, 04/30/2015	1,144
	1,350	5.95%, 04/01/2041	1,709
		Net Servicos De Comnicacao S.A.
	100	7.50%, 01/27/2020	116
		News America Holdings, Inc.
	75	7.75%, 12/01/2045	103
	100	8.88%, 04/26/2023	134
		News America, Inc.
	850	6.15%, 02/15/2041	1,084
	285	6.40%, 12/15/2035	356
	2,450	6.90%, 03/01/2019	3,075
		Regal Cinemas Corp.
	195	8.63%, 07/15/2019	218
		Regal Entertainment Group
	120	9.13%, 08/15/2018	135
		Sinclair Television Group
	260	9.25%, 11/01/2017 ■	289
		Time Warner Cable, Inc.
	1,290	4.00%, 09/01/2021	1,421
	1,400	5.88%, 11/15/2040	1,688
	2,000	6.55%, 05/01/2037	2,548
	625	6.75%, 06/15/2039	817
	300	7.30%, 07/01/2038	409
	970	8.25%, 04/01/2019	1,291
		Time Warner Entertainment Co., L.P.
	30	8.38%, 03/15/2023	42
		Time Warner, Inc.
	360	3.40%, 06/15/2022	380
	600	4.00%, 01/15/2022	660
	1,075	4.88%, 03/15/2020	1,247
	1,500	5.88%, 11/15/2016	1,774
	1,975	6.10%, 07/15/2040	2,428
	350	6.25%, 03/29/2041	440
	75	6.63%, 05/15/2029	94
	1,010	7.63%, 04/15/2031	1,373
		Viacom, Inc.
	305	1.25%, 02/27/2015	308
	215	3.88%, 12/15/2021	235
	450	4.25%, 09/15/2015	492
	470	4.38%, 09/15/2014	503
	795	4.50%, 03/01/2021 - 02/27/2042	878
	340	6.13%, 10/05/2017	410
	1,500	6.88%, 04/30/2036	2,052
		Videotron Ltee
	280	5.00%, 07/15/2022	293

3

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.8% - (continued)
	Arts, Entertainment and Recreation - 3.2% - (continued)
	Virgin Media Finance plc
$465	5.25%, 02/15/2022	$481
	Virgin Media Secured Finance plc
500	5.25%, 01/15/2021	570
100	6.50%, 01/15/2018	110
		54,035
	Beverage and Tobacco Product Manufacturing - 1.2%
	Altria Group, Inc.
550	8.50%, 11/10/2013	602
340	9.25%, 08/06/2019	480
1,335	9.70%, 11/10/2018	1,904
185	10.20%, 02/06/2039	321
	Anheuser-Busch InBev Worldwide, Inc.
3,570	1.38%, 07/15/2017	3,606
400	1.50%, 07/14/2014	407
1,825	5.38%, 11/15/2014 - 01/15/2020	2,169
100	8.00%, 11/15/2039	169
500	8.20%, 01/15/2039	856
	BAT International Finance plc
35	9.50%, 11/15/2018 ■	48
	Constellation Brands, Inc.
585	6.00%, 05/01/2022	646
	Diageo Capital plc
180	5.75%, 10/23/2017	219
	International CCE, Inc.
500	3.50%, 09/15/2020	531
	Lorillard Tobacco Co.
1,025	7.00%, 08/04/2041	1,174
265	8.13%, 06/23/2019	334
	Molson Coors Brewing Co.
476	2.00%, 05/01/2017	486
110	3.50%, 05/01/2022	118
	PepsiCo, Inc.
750	7.90%, 11/01/2018	1,014
	Pernod-Ricard S.A.
190	4.45%, 01/15/2022 ■	206
500	5.50%, 01/15/2042 ■	566
2,290	5.75%, 04/07/2021 ■	2,675
	Philip Morris International, Inc.
400	5.65%, 05/16/2018	491
400	6.38%, 05/16/2038	571
	Reynolds American, Inc.
685	7.63%, 06/01/2016	828
100	7.75%, 06/01/2018	126
		20,547
	Chemical Manufacturing - 0.5%
	Agrium, Inc.
200	6.75%, 01/15/2019	247
	Celanese US Holdings LLC
50	6.63%, 10/15/2018	55
	CF Industries Holdings, Inc.
195	6.88%, 05/01/2018	236
35	7.13%, 05/01/2020	44
	Cytec Industries, Inc.
50	6.00%, 10/01/2015	55
	Dow Chemical Co.
2,850	4.25%, 11/15/2020	3,178
100	5.90%, 02/15/2015	112
975	7.60%, 05/15/2014	1,084
	Ecolab, Inc.
1,285	3.00%, 12/08/2016	1,370
	Ferro Corp.
20	7.88%, 08/15/2018	19
	Hexion Specialty Chemicals
245	8.88%, 02/01/2018	248
	Hexion U.S. Finance Corp.
215	6.63%, 04/15/2020	220
225	9.00%, 11/15/2020	190
	Ineos Group Holdings plc
590	8.50%, 02/15/2016 ■	534
	Methanex Corp.
20	8.75%, 08/15/2012	20
	Momentive Performance
250	9.00%, 01/15/2021	182
	Sinopec Group Overseas Development 2012 Ltd.
245	3.90%, 05/17/2022 ■	264
	Yara International ASA
160	5.25%, 12/15/2014 ■	172
		8,230
	Computer and Electronic Product Manufacturing - 0.8%
	CDW Escrow Corp.
887	8.50%, 04/01/2019	940
	CDW LLC/CDW Finance
515	8.00%, 12/15/2018	560
	eAccess Ltd.
75	8.25%, 04/01/2018 ■	69
	Esterline Technologies Corp.
265	7.00%, 08/01/2020	293
	Freescale Semiconductor, Inc.
190	8.05%, 02/01/2020	183
740	9.25%, 04/15/2018 ■	792
44	10.75%, 08/01/2020	47
	Hewlett-Packard Co.
1,700	2.65%, 06/01/2016	1,731
605	3.00%, 09/15/2016	622
365	3.75%, 12/01/2020	365
635	4.30%, 06/01/2021	651
1,475	4.65%, 12/09/2021	1,550
	Intel Corp.
1,000	3.30%, 10/01/2021	1,093
	Jabil Circuit, Inc.
380	5.63%, 12/15/2020	404
	Lockheed Martin Corp.
210	2.13%, 09/15/2016	218
	Raytheon Co.
1,250	4.88%, 10/15/2040	1,513
	Seagate HDD Cayman
350	6.88%, 05/01/2020	378
51	7.00%, 11/01/2021	55
	Siemens Finance
100	6.13%, 08/17/2026 ■	131

4

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.8% - (continued)
	Computer and Electronic Product Manufacturing - 0.8% - (continued)
	Sorenson Communications, Inc.
$500	10.50%, 02/01/2015 ■	$390
	Thermo Fisher Scientific, Inc.
875	2.25%, 08/15/2016	908
270	3.20%, 03/01/2016	288
		13,181
	Construction - 0.2%
	Aguila 3 S.A.
165	7.88%, 01/31/2018 ■	175
	Empresas ICA, S.A.B. de C.V.
470	8.90%, 02/04/2021 §	468
	KB Home
365	7.50%, 09/15/2022	369
411	8.00%, 03/15/2020	430
	Lennar Corp.
725	4.75%, 12/15/2017 ■	721
95	5.60%, 05/31/2015	100
	Pulte Homes, Inc.
295	5.20%, 02/15/2015	307
		2,570
	Couriers and Messengers - 0.0%
	FedEx Corp.
440	2.63%, 08/01/2022	442

	Fabricated Metal Product Manufacturing - 0.1%
	Anixter International, Inc.
145	5.63%, 05/01/2019	150
	Ball Corp.
135	5.00%, 03/15/2022	143
240	5.75%, 05/15/2021	260
	Crown Americas, Inc.
55	6.25%, 02/01/2021	61
115	7.63%, 05/15/2017	125
	Masco Corp.
310	7.13%, 03/15/2020	346
		1,085
	Finance and Insurance - 16.9%
	Abbey National Treasury Services plc
200	3.88%, 11/10/2014 ■	200
	ABN Amro Bank N.V.
1,000	4.25%, 02/02/2017 ■	1,057
	ACE Capital Trust II
90	9.70%, 04/01/2030	127
	Aegon N.V.
85	4.63%, 12/01/2015	91
	Aetna, Inc.
155	1.75%, 05/15/2017	157
135	4.50%, 05/15/2042	144
	Allied World Assurance Co., Ltd.
23	7.50%, 08/01/2016	27
	Allstate Corp.
500	5.55%, 05/09/2035	601
	Ally Financial, Inc.
650	6.75%, 12/01/2014	701
125	7.50%, 09/15/2020	146
590	8.00%, 03/15/2020	701
	American Express Centurion Bank
300	6.00%, 09/13/2017	364
	American Express Co.
250	7.25%, 05/20/2014	278
1,550	8.13%, 05/20/2019	2,108
	American Express Credit Corp.
685	2.38%, 03/24/2017	720
325	2.75%, 09/15/2015	343
1,750	2.80%, 09/19/2016	1,873
700	5.88%, 05/02/2013	727
	American International Group, Inc.
360	3.65%, 01/15/2014	369
1,205	3.80%, 03/22/2017	1,252
950	4.88%, 09/15/2016 - 06/01/2022	1,015
100	5.05%, 10/01/2015	108
375	5.45%, 05/18/2017	413
1,300	5.85%, 01/16/2018	1,462
3,050	6.40%, 12/15/2020	3,568
500	8.18%, 05/15/2058	570
	AmeriGas Finance LLC
240	6.75%, 05/20/2020	254
	Ameriprise Financial, Inc.
370	5.65%, 11/15/2015	422
	Aon Corp.
500	3.13%, 05/27/2016	526
275	5.00%, 09/30/2020	311
	Avalonbay Communities, Inc.
275	5.70%, 03/15/2017	322
	BAE Systems Holdings, Inc.
40	4.95%, 06/01/2014 ■	42
	Banco de Credito del Peru/Panama
30	5.38%, 09/16/2020 §	32
71	6.88%, 09/16/2026 ■	79
	Bancolombia S.A.
125	6.13%, 07/26/2020	134
	Bank of America Corp.
900	3.88%, 03/22/2017	940
300	4.50%, 04/01/2015	315
1,500	4.90%, 05/01/2013	1,536
2,750	5.63%, 07/01/2020	3,058
2,230	5.65%, 05/01/2018	2,462
2,115	5.70%, 01/24/2022	2,416
2,040	5.75%, 12/01/2017	2,252
2,840	5.88%, 01/05/2021	3,220
3,760	6.00%, 09/01/2017 - 10/15/2036	4,199
670	7.63%, 06/01/2019	815
	Bank of Montreal
1,615	2.50%, 01/11/2017	1,697
	Bank of New York Mellon Corp.
850	2.95%, 06/18/2015	902
	Barclays Bank plc
1,000	5.13%, 01/08/2020	1,088
910	5.14%, 10/14/2020	901
1,000	5.20%, 07/10/2014	1,058
3,130	6.05%, 12/04/2017 ■	3,177
	BB&T Corp.
1,500	3.95%, 03/22/2022	1,612
200	4.90%, 06/30/2017	222

5

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.8% - (continued)
	Finance and Insurance - 16.9% - (continued)
	Bear Stearns & Co., Inc.
$1,750	5.30%, 10/30/2015	$1,925
	BM & F Bovespa
645	5.50%, 07/16/2020 §	701
	Boston Properties L.P.
435	3.70%, 11/15/2018	464
1,964	6.25%, 01/15/2013	2,014
	BP Capital Markets plc
425	1.70%, 12/05/2014	434
1,675	2.25%, 11/01/2016	1,745
375	3.13%, 10/01/2015	401
3,800	3.25%, 05/06/2022	4,091
100	3.88%, 03/10/2015	108
	Branch Banking & Trust
250	5.63%, 09/15/2016	285
	Brandywine Operating Partnership
1,100	4.95%, 04/15/2018	1,167
215	5.70%, 05/01/2017	235
150	7.50%, 05/15/2015	168
	Capital One Bank
850	8.80%, 07/15/2019	1,095
	Capital One Financial Corp.
1,006	2.15%, 03/23/2015	1,022
500	3.15%, 07/15/2016	524
500	4.75%, 07/15/2021	557
1,075	6.15%, 09/01/2016	1,206
125	6.75%, 09/15/2017	151
325	7.38%, 05/23/2014	359
	Caterpillar Financial Services Corp.
1,710	1.63%, 06/01/2017	1,742
2,100	2.05%, 08/01/2016	2,182
	Cigna Corp.
1,700	4.00%, 02/15/2022	1,834
800	5.38%, 02/15/2042	909
900	5.88%, 03/15/2041	1,078
	CIT Group, Inc.
335	5.00%, 05/15/2017	350
686	5.25%, 03/15/2018	726
545	5.38%, 05/15/2020	574
180	5.50%, 02/15/2019 ■	190
70	6.63%, 04/01/2018 ■	77
332	7.00%, 05/02/2017 ■	334
	Citigroup, Inc.
1,250	2.65%, 03/02/2015	1,260
850	4.45%, 01/10/2017	908
565	4.50%, 01/14/2022	594
445	4.59%, 12/15/2015	473
590	4.75%, 05/19/2015	625
625	5.00%, 09/15/2014	651
845	5.85%, 07/02/2013	878
160	5.88%, 01/30/2042	184
85	6.00%, 10/31/2033	86
7,555	6.13%, 11/21/2017 - 08/25/2036	8,360
2,035	6.38%, 08/12/2014	2,198
250	6.63%, 06/15/2032	272
2,115	6.88%, 03/05/2038	2,659
270	8.50%, 05/22/2019	343
	CNH Capital LLC
270	6.25%, 11/01/2016 ■	291
	Community Choice Financial, Inc.
535	10.75%, 05/01/2019 ■	530
	CPM Holdings, Inc.
120	10.63%, 09/01/2014	127
	Credit Acceptance Corp.
345	9.13%, 02/01/2017	381
	Credit Suisse Guernsey
2,500	1.63%, 03/06/2015 ■	2,525
	Credit Suisse New York
1,650	4.38%, 08/05/2020	1,824
700	5.00%, 05/15/2013	722
	Duke Realty L.P.
895	6.75%, 03/15/2020	1,082
260	7.38%, 02/15/2015	292
	Equity One, Inc.
65	6.00%, 09/15/2017	72
	ERP Operating L.P.
1,475	4.63%, 12/15/2021	1,669
300	5.13%, 03/15/2016	332
	Everest Reinsurance Holdings, Inc.
70	5.40%, 10/15/2014	73
	Federal Realty Investment Trust
55	5.95%, 08/15/2014	59
	Felcor Escrow Holdings
340	6.75%, 06/01/2019	360
	Fibria Overseas Finance Ltd.
365	7.50%, 05/04/2020 ■	398
	Fifth Third Bancorp
356	3.63%, 01/25/2016	380
425	5.45%, 01/15/2017	467
	Ford Motor Credit Co.
2,100	2.75%, 05/15/2015	2,117
775	4.25%, 02/03/2017	809
240	5.00%, 05/15/2018	256
195	8.00%, 12/15/2016	230
200	8.13%, 01/15/2020	245
	General Electric Capital Corp.
4,000	2.30%, 04/27/2017	4,089
1,600	2.95%, 05/09/2016	1,682
725	3.50%, 06/29/2015	772
600	4.65%, 10/17/2021	686
590	5.30%, 02/11/2021	676
55	5.50%, 01/08/2020	65
4,600	5.63%, 09/15/2017 - 05/01/2018	5,431
1,995	5.88%, 01/14/2038	2,425
90	6.15%, 08/07/2037	112
800	6.25%, 12/15/2022 ♠	818
2,705	6.75%, 03/15/2032	3,509
	Globo Communicacao e Participacoes S.A.
265	5.31%, 05/11/2022 ■	285

6

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.8% - (continued)
	Finance and Insurance - 16.9% - (continued)
	Goldman Sachs Group, Inc.
$1,500	3.30%, 05/03/2015	$1,526
1,000	4.75%, 07/15/2013	1,034
1,820	5.25%, 07/27/2021	1,916
1,500	5.38%, 03/15/2020	1,600
400	5.63%, 01/15/2017	424
3,975	5.75%, 01/24/2022	4,342
75	5.95%, 01/15/2027	75
2,620	6.25%, 09/01/2017 - 02/01/2041	2,951
200	6.35%, 02/15/2034	194
1,220	6.45%, 05/01/2036	1,221
1,900	6.75%, 10/01/2037	1,953
1,271	7.50%, 02/15/2019	1,498
	Guardian Life Insurance Co.
250	7.38%, 09/30/2039 ■	337
	HCP, Inc.
540	3.75%, 02/01/2019	564
1,000	6.70%, 01/30/2018	1,186
1,125	6.75%, 02/01/2041	1,503
	HCP, Inc. REIT
100	3.75%, 02/01/2016	106
	Health Care Properties
330	6.00%, 01/30/2017	377
	Health Care REIT, Inc.
3,000	4.13%, 04/01/2019	3,118
266	5.25%, 01/15/2022	299
	Host Hotels & Resorts L.P. REIT
190	6.00%, 11/01/2020	210
	Host Marriott L.P.
90	6.38%, 03/15/2015	91
70	6.75%, 06/01/2016	72
	HSBC Bank plc
330	3.50%, 06/28/2015 ■	349
	HSBC Bank USA
3,240	2.38%, 02/13/2015	3,312
250	6.00%, 08/09/2017	283
	HSBC Holdings plc
1,665	5.10%, 04/05/2021	1,914
2,100	6.80%, 06/01/2038	2,540
	HSBC USA, Inc.
175	5.00%, 09/27/2020	182
	Ineos Finance plc
190	7.50%, 05/01/2020 ■	193
	ING US, Inc.
2,475	5.50%, 07/15/2022 ■	2,526
	John Deere Capital Corp.
1,000	0.95%, 06/29/2015	1,007
2,000	1.40%, 03/15/2017	2,031
1,835	3.15%, 10/15/2021	1,965
395	3.90%, 07/12/2021	448
	JP Morgan Chase & Co.
600	4.25%, 10/15/2020	650
4,300	4.35%, 08/15/2021	4,710
500	4.40%, 07/22/2020	546
2,220	4.63%, 05/10/2021	2,471
1,070	5.13%, 09/15/2014	1,149
1,025	5.40%, 01/06/2042	1,199
2,975	6.00%, 01/15/2018	3,521
1,325	6.30%, 04/23/2019	1,595
1,000	6.40%, 05/15/2038	1,306
	Key Bank NA
250	5.45%, 03/03/2016	279
	Kimco Realty Corp.
450	4.30%, 02/01/2018	477
20	5.58%, 11/23/2015	22
	Liberty Property L.P.
115	4.75%, 10/01/2020	123
350	5.50%, 12/15/2016	393
	Lincoln National Corp.
35	6.15%, 04/07/2036	39
450	7.00%, 06/15/2040	551
	Lloyds Banking Group plc
694	7.88%, 11/01/2020 ■	651
	Lloyds TSB Bank plc
985	4.20%, 03/28/2017	1,027
	Majapahit Holding B.V.
235	7.75%, 10/17/2016 - 01/20/2020 §	279
	Marsh & McLennan Cos., Inc.
825	2.30%, 04/01/2017	833
565	4.80%, 07/15/2021	634
295	4.85%, 02/15/2013	300
36	5.75%, 09/15/2015	40
	Massachusetts Mutual Life Insurance Co.
425	8.88%, 06/01/2039 ■	627
	Massmutual Global Funding
630	3.13%, 04/14/2016 ■	664
	MDC GMTN B.V.
200	5.50%, 04/20/2021 §	225
	Merrill Lynch & Co., Inc.
320	6.40%, 08/28/2017	361
1,790	6.88%, 04/25/2018	2,066
1,575	7.75%, 05/14/2038	1,930
	MetLife Global Funding I
300	2.50%, 09/29/2015 ■	310
500	3.13%, 01/11/2016 ■	528
	MetLife Institutional Funding II
2,500	1.63%, 04/02/2015 ■	2,509
	MetLife, Inc.
275	6.38%, 06/15/2034	364
50	7.72%, 02/15/2019	64

7

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.8% - (continued)
	Finance and Insurance - 16.9% - (continued)
	Morgan Stanley
$1,975	4.75%, 04/01/2014 - 03/22/2017	$2,005
1,900	5.45%, 01/09/2017	1,960
675	5.50%, 07/28/2021	682
1,240	5.63%, 09/23/2019	1,253
1,726	5.75%, 01/25/2021	1,756
900	6.00%, 04/28/2015	954
1,265	6.38%, 07/24/2042	1,271
2,885	6.63%, 04/01/2018	3,088
	National City Corp.
40	4.90%, 01/15/2015	44
585	6.88%, 05/15/2019	714
	National Money Mart Co.
115	10.38%, 12/15/2016	128
	National Rural Utilities Cooperative Finance Corp.
235	1.90%, 11/01/2015	242
	Nationwide Mutual Insurance Co.
225	9.38%, 08/15/2039 ■	310
	New York Life Global Funding
800	2.45%, 07/14/2016 ■	834
200	3.00%, 05/04/2015 ■	211
	Nordea Bank AB
760	4.88%, 05/13/2021 ■	789
	Offshore Group Investments Ltd.
281	11.50%, 08/01/2015	309
190	11.50%, 08/01/2015 ■	209
	Pacific Life Insurance Co.
100	9.25%, 06/15/2039 ■	134
	PNC Funding Corp.
2,300	5.25%, 11/15/2015	2,568
190	5.63%, 02/01/2017	216
	Pricoa Global Funding I
400	5.45%, 06/11/2014 ■	433
	Principal Financial Group, Inc.
65	7.88%, 05/15/2014	73
40	8.88%, 05/15/2019	53
	Provident Funding Associates L.P.
620	10.25%, 04/15/2017 ■	657
	Prudential Financial, Inc.
170	6.10%, 06/15/2017	197
265	6.20%, 01/15/2015	293
	Rabobank Nederland Utrec
1,135	3.88%, 02/08/2022	1,191
	Realty Income Corp.
185	6.75%, 08/15/2019	222
	Reinsurance Group of America, Inc.
60	5.63%, 03/15/2017	66
	Royal Bank of Scotland plc
1,500	3.40%, 08/23/2013	1,525
710	3.95%, 09/21/2015	729
400	4.88%, 08/25/2014 ■	417
475	4.88%, 03/16/2015	500
100	5.63%, 08/24/2020	109
350	6.13%, 01/11/2021	395
	SB Capital S.A.
1,745	5.72%, 06/16/2021 §	1,842
	Simon Property Group L.P.
100	4.20%, 02/01/2015	106
120	4.38%, 03/01/2021	135
100	5.75%, 12/01/2015	112
200	6.13%, 05/30/2018	240
	SLM Corp.
200	5.63%, 08/01/2033	175
415	6.25%, 01/25/2016	440
640	7.25%, 01/25/2022	685
181	8.00%, 03/25/2020	203
395	8.45%, 06/15/2018	450
	Speedy Cash, Inc.
116	10.75%, 05/15/2018 ■	122
	Standard Bank plc
100	8.13%, 12/02/2019	110
	State Street Capital Trust IV
100	1.47%, 06/15/2037 Δ	75
	SunTrust Banks, Inc.
991	3.50%, 01/20/2017	1,036
410	3.60%, 04/15/2016	429
	Svenska Handelsbanken AB
100	4.88%, 06/10/2014 ■	106
	Teachers Insurance & Annuity Association
272	6.85%, 12/16/2039 ■	374
	TitleMax, Inc.
345	13.25%, 07/15/2015	383
	TMX Finance LLC
65	13.25%, 07/15/2015	72
	U.S. Bancorp
2,100	1.65%, 05/15/2017	2,143
961	2.95%, 07/15/2022	972
1,400	3.00%, 03/15/2022	1,466
	UBS AG Stamford CT
2,125	2.25%, 01/28/2014	2,148
2,950	5.88%, 07/15/2016 - 12/20/2017	3,291
	UDR, Inc.
125	4.25%, 06/01/2018	136
	United Dominion Realty Trust, Inc.
55	6.05%, 06/01/2013	57
	UnitedHealth Group, Inc.
50	5.80%, 03/15/2036	64
530	6.00%, 02/15/2018	655
100	6.63%, 11/15/2037	142
1,981	6.88%, 02/15/2038	2,850
	Ventas Realty L.P.
200	3.13%, 11/30/2015	208
325	4.25%, 03/01/2022	350
316	4.75%, 06/01/2021	347
	Ventas Realty L.P. REIT
2,175	3.25%, 08/15/2022	2,154
	Vnesheconombank
300	6.80%, 11/22/2025 §	343
290	6.90%, 07/09/2020 §	329
	VTB Capital S.A.
390	6.88%, 05/29/2018 §	417
	W.R. Berkley Corp.
25	5.88%, 02/15/2013	26

8

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.8% - (continued)
	Finance and Insurance - 16.9% - (continued)
	Wachovia Bank NA
$1,250	4.80%, 11/01/2014	$1,340
1,000	5.85%, 02/01/2037	1,257
1,275	6.60%, 01/15/2038	1,738
	Wachovia Capital Trust III
325	5.57%, 09/14/2012 ♠Δ	322
	Wachovia Corp.
755	4.88%, 02/15/2014	794
300	5.50%, 08/01/2035	342
670	5.63%, 10/15/2016	763
50	5.75%, 06/15/2017	59
	Wellpoint, Inc.
1,365	3.13%, 05/15/2022	1,369
1,525	4.63%, 05/15/2042	1,577
1,000	5.85%, 01/15/2036	1,214
525	6.00%, 02/15/2014	564
60	7.00%, 02/15/2019	75
	Wells Fargo & Co.
1,520	1.25%, 02/13/2015	1,525
2,000	1.50%, 07/01/2015	2,019
1,000	2.10%, 05/08/2017	1,024
1,115	3.50%, 03/08/2022	1,189
100	3.63%, 04/15/2015	107
1,375	3.68%, 06/15/2016	1,494
750	5.63%, 12/11/2017	891
500	5.75%, 05/16/2016	570
	Wind Acquisition Finance S.A.
245	7.25%, 02/15/2018 ■	217
	XL Capital Ltd.
50	5.25%, 09/15/2014	53
	Xstrata Finance Canada Corp.
800	3.60%, 01/15/2017 ■	834
		285,901
	Food Manufacturing - 0.5%
	Archer Daniels Midland Co.
750	4.48%, 03/01/2021	877
	Cargill, Inc.
517	4.31%, 05/14/2021 ■	576
1,000	6.00%, 11/27/2017 ■	1,207
	Kellogg Co.
550	7.45%, 04/01/2031	787
	Kraft Foods, Inc.
675	3.50%, 06/06/2022 ■	715
770	5.00%, 06/04/2042 ■	869
800	6.50%, 08/11/2017 - 02/09/2040	1,056
1,075	6.75%, 02/19/2014	1,175
1,000	6.88%, 02/01/2038	1,377
		8,639
	Food Services - 0.2%
	ARAMARK Corp.
105	8.50%, 02/01/2015	107
	ARAMARK Holdings Corp.
120	8.63%, 05/01/2016 ■Þ	123
	McDonald's Corp.
600	2.63%, 01/15/2022	630
355	3.70%, 02/15/2042	375
600	5.30%, 03/15/2017	711
400	6.30%, 10/15/2037	592
		2,538
	Furniture and Related Product Manufacturing - 0.0%
	Masco Corp.
155	6.13%, 10/03/2016	167
25	6.50%, 08/15/2032	24
160	7.75%, 08/01/2029	166
		357
	Health Care and Social Assistance - 2.2%
	Alere, Inc.
210	7.88%, 02/01/2016	218
550	9.00%, 05/15/2016	571
	American Renal Holdings, Inc.
270	8.38%, 05/15/2018	286
	Amgen, Inc.
1,500	2.13%, 05/15/2017	1,544
700	4.10%, 06/15/2021	771
635	4.50%, 03/15/2020	718
390	5.15%, 11/15/2041	432
500	5.85%, 06/01/2017	594
425	6.40%, 02/01/2039	538
225	6.90%, 06/01/2038	297
	Aristotle Holding, Inc.
5,000	2.10%, 02/12/2015 ■	5,072
	AstraZeneca plc
200	5.90%, 09/15/2017	244
1,000	6.45%, 09/15/2037	1,439
	Biomet, Inc.
145	6.50%, 08/01/2020 ■☼	149
160	10.00%, 10/15/2017	170
10	10.38%, 10/15/2017 Þ	11
	Bioscrip, Inc.
170	10.25%, 10/01/2015	185
	Cardinal Health, Inc.
250	4.00%, 06/15/2015	270
	Community Health Systems, Inc.
500	7.13%, 07/15/2020	524
121	8.88%, 07/15/2015	123
	CVS Caremark Corp.
1,115	3.25%, 05/18/2015	1,185
1,245	5.75%, 06/01/2017 - 05/15/2041	1,503
325	6.13%, 09/15/2039	428
150	6.25%, 06/01/2027	194
36	6.94%, 01/10/2030	44
	CVS Lease Pass-Through Trust
17	6.04%, 12/10/2028	20
	DaVita, Inc.
385	6.63%, 11/01/2020	408
	Express Scripts, Inc.
195	3.13%, 05/15/2016	206
250	6.25%, 06/15/2014	274
	Fresenius Medical Care U.S. Finance II, Inc.
115	5.63%, 07/31/2019 ■	123
96	5.88%, 01/31/2022 ■	103

9

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.8% - (continued)
	Health Care and Social Assistance - 2.2% - (continued)
	Fresenius Medical Care US Finance II, Inc.
$30	6.50%, 09/15/2018 ■	$34
	Gilead Sciences, Inc.
2,165	3.05%, 12/01/2016	2,317
1,700	4.40%, 12/01/2021	1,931
	HCA, Inc.
175	5.88%, 03/15/2022	188
645	6.38%, 01/15/2015	694
985	6.50%, 02/15/2016 - 02/15/2020	1,088
115	7.25%, 09/15/2020	129
	Health Management Associates, Inc.
365	7.38%, 01/15/2020 ■	394
	HealthSouth Corp.
350	7.25%, 10/01/2018	379
	Hologic, Inc.
65	6.25%, 08/01/2020 ■☼	69
	IMS Health, Inc.
255	12.50%, 03/01/2018 ■	303
	Kaiser Foundation Hospitals
650	3.50%, 04/01/2022	687
	Life Technologies Corp.
305	4.40%, 03/01/2015	325
	Medco Health Solutions, Inc.
525	2.75%, 09/15/2015	544
	Memorial Sloan-Kettering Cancer Center
695	5.00%, 07/01/2042	829
	Pfizer, Inc.
1,000	6.20%, 03/15/2019	1,288
1,450	7.20%, 03/15/2039	2,346
	Radiation Therapy Services, Inc.
276	8.88%, 01/15/2017	259
390	9.88%, 04/15/2017	255
	Rite Aid Corp.
75	8.00%, 08/15/2020	85
60	9.75%, 06/12/2016	66
125	10.38%, 07/15/2016	132
	Roche Holdings, Inc.
250	6.00%, 03/01/2019 ■	318
	Savient Pharmaceuticals, Inc.
504	4.75%, 02/01/2018 ۞	126
	Schering-Plough Corp.
1,000	6.50%, 12/01/2033	1,513
	Tenet Healthcare Corp.
315	6.25%, 11/01/2018	340
200	8.88%, 07/01/2019	226
130	10.00%, 05/01/2018	151
	Valeant Pharmaceuticals International, Inc.
600	6.75%, 08/15/2021 ■	608
	Warner Chilcott plc
296	7.75%, 09/15/2018	320
		36,588
	Information - 3.8%
	America Movil S.A.B. de C.V.
620	2.38%, 09/08/2016	640
1,175	3.13%, 07/16/2022	1,209
1,785	4.38%, 07/16/2042 ☼	1,875
160	5.00%, 03/30/2020	186
385	6.13%, 03/30/2040	504
	AT&T, Inc.
1,000	1.70%, 06/01/2017	1,027
1,500	3.00%, 02/15/2022	1,584
205	3.88%, 08/15/2021	231
475	4.45%, 05/15/2021	555
2,000	5.10%, 09/15/2014	2,188
1,170	5.35%, 09/01/2040	1,431
1,250	5.50%, 02/01/2018	1,513
90	6.15%, 09/15/2034	115
1,800	6.30%, 01/15/2038	2,391
460	6.50%, 09/01/2037	624
	Audatex North America, Inc.
510	6.75%, 06/15/2018 ■	544
	Beagle Acquisition Corp.
221	11.00%, 12/31/2019 ■	251
	BellSouth Telecommunications, Inc.
153	7.00%, 12/01/2095	199
	British Telecommunications plc
1,160	2.00%, 06/22/2015	1,185
	CCO Holdings LLC
500	6.63%, 01/31/2022	544
	Cellco Partnership - Verizon Wireless Capital LLC
325	8.50%, 11/15/2018	453
	CenturyLink, Inc.
1,300	5.80%, 03/15/2022	1,380
850	6.45%, 06/15/2021	938
	CenturyTel, Inc.
205	6.00%, 04/01/2017	223
	Comcast Corp.
500	5.70%, 07/01/2019	607
	Cricket Communications, Inc.
805	7.75%, 05/15/2016 - 10/15/2020	823
	CSC Holdings LLC
130	6.75%, 11/15/2021 ■	142
	CSC Holdings, Inc.
355	7.63%, 07/15/2018	402
	Deutsche Telekom International Finance B.V.
425	4.88%, 07/08/2014	452
1,130	4.88%, 03/06/2042 ■	1,195
670	8.75%, 06/15/2030	988
	DISH DBS Corp.
675	5.88%, 07/15/2022 ■	695
430	6.75%, 06/01/2021	471
235	7.88%, 09/01/2019	273
	First Data Corp.
905	7.38%, 06/15/2019 ■	944
161	8.25%, 01/15/2021 ■	161
36	8.75%, 01/15/2022 ■Þ	36
	Frontier Communications Co.
309	7.88%, 04/15/2015	341
	GCI, Inc.
95	6.75%, 06/01/2021	92
	Harron Communications L.P.
275	9.13%, 04/01/2020 ■	294
	Hughes Satelite Systems
236	6.50%, 06/15/2019	254

10

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.8% - (continued)
	Information - 3.8% - (continued)
	Intelsat Bermuda Ltd.
$60	11.50%, 02/04/2017 ■Þ	$62
1,672	11.50%, 02/04/2017 Þ	1,739
	Intelsat Jackson Holdings S.A.
430	7.25%, 04/01/2019	460
235	7.50%, 04/01/2021	251
10	8.50%, 11/01/2019	11
	Lawson Software
530	9.38%, 04/01/2019 ■	567
	Leap Wireless International, Inc.
140	4.50%, 07/15/2014 ۞	132
	Level 3 Communications, Inc.
80	8.88%, 06/01/2019 ■☼	81
	Level 3 Escrow, Inc.
466	8.13%, 07/01/2019	490
	Level 3 Financing, Inc.
415	8.63%, 07/15/2020	445
	Mediacom Broadband LLC
315	8.50%, 10/15/2015	324
	Mediacom LLC
150	7.25%, 02/15/2022	156
420	9.13%, 08/15/2019	464
	MetroPCS Wireless, Inc.
340	6.63%, 11/15/2020	344
540	7.88%, 09/01/2018	572
	Nippon Telegraph & Telephone Corp.
1,505	1.40%, 07/18/2017	1,516
	Oracle Corp.
1,000	5.38%, 07/15/2040	1,317
1,300	5.75%, 04/15/2018	1,601
	Qwest Communications International, Inc.
100	7.13%, 04/01/2018	106
	SBA Telecommunications, Inc.
170	5.75%, 07/15/2020 ■	179
107	8.00%, 08/15/2016	114
	SBA Tower Trust
205	4.25%, 04/15/2015 ■	214
	SoftBrands, Inc.
140	11.50%, 07/15/2018 ■	159
	Sprint Nextel Corp.
420	7.00%, 03/01/2020 ■	458
465	9.00%, 11/15/2018 ■	543
	Syniverse Holdings, Inc.
940	9.13%, 01/15/2019	1,027
	Telecom Italia Capital
450	7.20%, 07/18/2036	387
300	7.72%, 06/04/2038	263
	Telefonica Emisiones SAU
525	2.58%, 04/26/2013	522
500	3.73%, 04/27/2015	470
300	3.99%, 02/16/2016	281
500	5.46%, 02/16/2021	450
	Telefonica Europe B.V.
440	8.25%, 09/15/2030	440
	Telefonos De Mexico S.A.B. de C.V.
100	5.50%, 11/15/2019	119
	Telemar Norte Leste S.A.
100	5.50%, 10/23/2020 §	103
	UPCB Finance VI Ltd.
470	6.88%, 01/15/2022 ■	489
	Verizon Communications, Inc.
400	4.60%, 04/01/2021	475
800	4.90%, 09/15/2015	898
2,000	5.55%, 02/15/2016	2,321
1,125	6.10%, 04/15/2018	1,400
1,150	6.35%, 04/01/2019	1,465
970	6.40%, 02/15/2038	1,338
800	6.90%, 04/15/2038	1,170
500	7.35%, 04/01/2039	757
280	8.75%, 11/01/2018	390
	Verizon Global Funding Corp.
310	7.75%, 12/01/2030	464
	Verizon Wireless Capital LLC
800	5.55%, 02/01/2014	856
2,050	7.38%, 11/15/2013	2,223
	Vivendi S.A.
1,335	2.40%, 04/10/2015 ■	1,335
1,000	3.45%, 01/12/2018 ■	979
	Windstream Corp.
280	7.50%, 06/01/2022	293
480	7.75%, 10/15/2020	511
165	8.13%, 09/01/2018	176
	Zayo Escrow Corp.
755	8.13%, 01/01/2020 ■	798
60	10.13%, 07/01/2020 ■	64
		64,729
	Machinery Manufacturing - 0.1%
	Case New Holland, Inc.
290	7.88%, 12/01/2017	340
	Perusahaan Listrik Negara
200	5.50%, 11/22/2021 ■	216
	Xerox Corp.
275	4.25%, 02/15/2015	293
100	6.35%, 05/15/2018	116
190	6.40%, 03/15/2016	217
1,100	8.25%, 05/15/2014	1,230
		2,412
	Mining - 0.8%
	ALROSA Finance S.A.
415	7.75%, 11/03/2020 §	448
	American Rock Salt Co. LLC
96	8.25%, 05/01/2018 ■	82
	Codelco, Inc.
225	3.00%, 07/17/2022 ■	224
100	3.75%, 11/04/2020 ■	106
235	3.88%, 11/03/2021 §	252
435	4.25%, 07/17/2042 ■	442
	Consol Energy, Inc.
25	8.25%, 04/01/2020	26
	Falconbridge Ltd.
75	5.38%, 06/01/2015	81
75	6.00%, 10/15/2015	84
	FMG Resources Pty Ltd.
680	6.00%, 04/01/2017 ■	678
655	7.00%, 11/01/2015 ■	671
350	8.25%, 11/01/2019 ■	369

11

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.8% - (continued)
	Mining - 0.8% - (continued)
	Freeport-McMoRan Copper & Gold, Inc.
$1,910	3.55%, 03/01/2022	$1,928
	Inco Ltd.
30	7.20%, 09/15/2032	35
	Newmont Mining Corp.
1,945	3.50%, 03/15/2022	2,000
	Peabody Energy Corp.
425	6.00%, 11/15/2018 ■	425
280	7.38%, 11/01/2016	308
	Rio Tinto Finance USA Ltd.
920	2.25%, 09/20/2016	961
100	3.50%, 11/02/2020	109
225	4.13%, 05/20/2021	256
	Teck Resources Ltd.
1,015	3.00%, 03/01/2019	1,021
1,300	5.20%, 03/01/2042	1,264
350	10.75%, 05/15/2019	424
	Vale Overseas Ltd.
1,015	6.88%, 11/21/2036 - 11/10/2039	1,227
		13,421
	Miscellaneous Manufacturing - 0.7%
	BE Aerospace, Inc.
895	5.25%, 04/01/2022	940
305	6.88%, 10/01/2020	338
	Boeing Co.
505	2.90%, 08/15/2018	551
1,000	6.13%, 02/15/2033	1,370
	Hutchison Whampoa International Ltd.
965	3.50%, 01/13/2017 ■	1,018
900	5.75%, 09/11/2019 ■	1,033
	L-3 Communications Corp.
430	3.95%, 11/15/2016	463
	Owens-Brockway
155	7.38%, 05/15/2016	175
	Reynolds Group Issuer, Inc.
270	6.88%, 02/15/2021	288
690	7.13%, 04/15/2019	733
	Reynolds Issuer Group, Inc.
205	7.75%, 10/15/2016	215
	Textron, Inc.
300	6.20%, 03/15/2015	330
	TransDigm Group, Inc.
475	7.75%, 12/15/2018	530
	United Technologies Corp.
400	3.10%, 06/01/2022	430
1,925	4.50%, 06/01/2042	2,232
950	6.13%, 07/15/2038	1,309
		11,955
	Motor Vehicle and Parts Manufacturing - 0.3%
	Daimler Finance NA LLC
1,900	1.65%, 04/10/2015 ■	1,921
	DaimlerChrysler NA Holdings Corp.
100	8.50%, 01/18/2031	159
	Ford Motor Co.
370	7.45%, 07/16/2031	459
	Fuel Trust
675	4.21%, 04/15/2016 ■	699
	Meritor, Inc.
270	8.13%, 09/15/2015	277
25	10.63%, 03/15/2018	26
	Tenneco, Inc.
240	7.75%, 08/15/2018	259
	TRW Automotive, Inc.
435	7.25%, 03/15/2017 ■	493
		4,293
	Nonmetallic Mineral Product Manufacturing - 0.0%
	Rearden G Holdings EINS GmbH
100	7.88%, 03/30/2020 §	108
	Silgan Holdings, Inc.
500	5.00%, 04/01/2020 ■	516
		624
	Other Services - 0.1%
	Service Corp. International
120	6.75%, 04/01/2016	133
460	7.63%, 10/01/2018	533
	Sonic Automotive, Inc.
590	7.00%, 07/15/2022 ■	619
		1,285
	Paper Manufacturing - 0.1%
	Clearwater Paper Corp.
20	7.13%, 11/01/2018	22
	Georgia-Pacific LLC
30	5.40%, 11/01/2020 ■	35
	Kimberly-Clark Corp.
1,000	6.13%, 08/01/2017	1,231
	Neenah Paper, Inc.
172	7.38%, 11/15/2014	173
		1,461
	Petroleum and Coal Products Manufacturing - 3.5%
	Alpha Natural Resources, Inc.
56	6.00%, 06/01/2019	49
40	6.25%, 06/01/2021	34
	Anadarko Petroleum Corp.
170	5.75%, 06/15/2014	182
1,650	5.95%, 09/15/2016	1,909
1,300	6.45%, 09/15/2036	1,644
150	6.95%, 06/15/2019	188
125	7.95%, 06/15/2039	175
	Antero Resources Finance Corp.
190	7.25%, 08/01/2019	202
125	9.38%, 12/01/2017	138
	Apache Corp.
595	1.75%, 04/15/2017	614
	BG Energy Capital plc
1,800	4.00%, 10/15/2021 ■	1,983
	Canadian Natural Resources Ltd.
1,430	1.45%, 11/14/2014	1,452
600	5.70%, 05/15/2017	711
	Chesapeake Energy Corp.
520	2.50%, 05/15/2037 ۞	441
160	6.63%, 08/15/2020	159
255	6.88%, 11/15/2020	252
	CNOOC Finance 2012 Ltd.
2,466	3.88%, 05/02/2022 ■	2,660

12

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.8% - (continued)
	Petroleum and Coal Products Manufacturing - 3.5% - (continued)
	CNPC HK Overseas Capital Ltd.
$1,900	2.75%, 04/19/2017 ■	$1,955
315	4.50%, 04/28/2021 ■	347
	ConocoPhillips
1,775	6.50%, 02/01/2039	2,594
250	7.00%, 03/30/2029	337
	Continental Resources, Inc.
150	5.00%, 09/15/2022 ■	156
	Devon Energy Corp.
1,400	1.88%, 05/15/2017	1,425
555	4.75%, 05/15/2042	624
260	7.95%, 04/15/2032	391
	Devon Financing Corp.
350	7.88%, 09/30/2031	520
	Empresa Nacional del Petroleo
100	4.75%, 12/06/2021 §	107
	EnCana Corp.
725	5.15%, 11/15/2041	759
	Endeavour International Corp.
370	12.00%, 03/01/2018 ■	388
	Ensco plc
450	4.70%, 03/15/2021	505
	Everest Acquisition LLC
55	6.88%, 05/01/2019 ■	59
620	9.38%, 05/01/2020 ■	667
	Ferrellgas Partners L.P.
155	6.50%, 05/01/2021	147
	Gaz Capital S.A.
235	8.63%, 04/28/2034 §	319
	Harvest Operations Corp.
520	6.88%, 10/01/2017 ■	558
	Hess Corp.
1,150	5.60%, 02/15/2041	1,308
500	6.00%, 01/15/2040	594
185	7.00%, 02/15/2014	202
45	7.88%, 10/01/2029	60
	Hornbeck Offshore Services, Inc.
225	5.88%, 04/01/2020 ■	225
	IPIC GMTN Ltd.
240	5.50%, 03/01/2022 §	268
	KazMunayGas National Co.
100	11.75%, 01/23/2015 §	121
	Lone Pine Resources, Inc.
365	10.38%, 02/15/2017 ■	350
	MEG Energy Corp.
315	6.38%, 01/30/2023 ■	322
	Newfield Exploration Co.
501	5.63%, 07/01/2024	534
160	5.75%, 01/30/2022	173
150	7.13%, 05/15/2018	159
	Nexen, Inc.
400	6.40%, 05/15/2037	508
650	7.50%, 07/30/2039	909
	Occidental Petroleum Corp.
1,285	1.50%, 02/15/2018	1,306
485	3.13%, 02/15/2022	521
	Panhandle Eastern Pipeline Co. L.P.
75	6.20%, 11/01/2017	86
	Petrobras International Finance Co.
250	5.38%, 01/27/2021	280
455	5.75%, 01/20/2020	514
1,344	5.88%, 03/01/2018	1,517
604	6.75%, 01/27/2041	758
755	7.88%, 03/15/2019	936
	Petroleos de Venezuela S.A.
745	5.25%, 04/12/2017 §	541
140	8.50%, 11/02/2017 ■	117
968	8.50%, 11/02/2017 §	811
935	9.00%, 11/17/2021 §	697
	Phillips 66
1,400	2.95%, 05/01/2017 ■	1,468
	Pioneer Natural Resources Co.
95	5.88%, 07/15/2016	108
260	6.65%, 03/15/2017	305
145	6.88%, 05/01/2018	175
	Plains Exploration & Production Co.
45	6.63%, 05/01/2021	48
126	6.75%, 02/01/2022	135
	PT Pertamina
200	6.50%, 05/27/2041 §	227
	Range Resources Corp.
430	5.75%, 06/01/2021	457
15	6.75%, 08/01/2020	16
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,422	5.83%, 09/30/2016 ■	1,543
	Reliance Holdings USA
255	5.40%, 02/14/2022 ■	266
	Rosetta Resources, Inc.
260	9.50%, 04/15/2018	285
	Schlumberger Norge As
1,395	1.25%, 08/01/2017 ■	1,397
	Shell International Finance B.V.
2,400	6.38%, 12/15/2038	3,603
	Tosco Corp.
500	8.13%, 02/15/2030	773
	Total Capital International S.A.
1,600	1.55%, 06/28/2017	1,627
3,065	2.88%, 02/17/2022	3,258
	Transocean, Inc.
215	4.95%, 11/15/2015	233
1,260	5.05%, 12/15/2016	1,395
400	5.25%, 03/15/2013	410
300	6.00%, 03/15/2018	346
1,100	6.50%, 11/15/2020	1,314
	Valero Energy Corp.
410	4.50%, 02/01/2015	441
310	6.13%, 02/01/2020	373
195	6.63%, 06/15/2037	236

13

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.8% - (continued)
	Petroleum and Coal Products Manufacturing - 3.5% - (continued)
	Williams Partners L.P.
$385	3.80%, 02/15/2015	$409
90	4.13%, 11/15/2020	98
125	5.25%, 03/15/2020	144
200	6.30%, 04/15/2040	252
		59,810
	Pipeline Transportation - 0.5%
	DCP Midstream LLC
600	4.75%, 09/30/2021 ■	637
250	6.75%, 09/15/2037 ■	299
	El Paso Corp.
370	6.50%, 09/15/2020	415
450	7.00%, 06/15/2017	516
50	7.75%, 01/15/2032	58
	El Paso Natural Gas Co.
70	5.95%, 04/15/2017	79
50	7.25%, 06/01/2018	58
	Energy Transfer Equity L.P.
425	7.50%, 10/15/2020	486
	Enterprise Products Operating LLC
1,300	5.95%, 02/01/2041	1,549
500	6.50%, 01/31/2019	612
	Kinder Morgan Energy Partners L.P.
150	5.00%, 12/15/2013	158
150	6.55%, 09/15/2040	183
90	6.95%, 01/15/2038	113
350	7.30%, 08/15/2033	434
50	7.75%, 03/15/2032	64
100	9.00%, 02/01/2019	131
	Kinder Morgan Finance Co.
110	5.70%, 01/05/2016	117
275	6.00%, 01/15/2018 ■	292
	MarkWest Energy
135	6.25%, 06/15/2022	141
	NGPL Pipeco LLC
160	7.12%, 12/15/2017 ■	164
	Plains All American Pipeline L.P.
890	3.65%, 06/01/2022	943
100	3.95%, 09/15/2015	108
125	5.75%, 01/15/2020	149
	TransCanada Pipelines Ltd.
1,216	2.50%, 08/01/2022	1,225
45	7.63%, 01/15/2039	70
	Transnet Ltd.
200	4.50%, 02/10/2016 §	210
		9,211
	Primary Metal Manufacturing - 0.1%
	ArcelorMittal
600	4.50%, 02/25/2017	594
705	5.50%, 03/01/2021	681
800	6.25%, 02/25/2022	802
125	9.00%, 02/15/2015	141
25	9.85%, 06/01/2019	30
	Novelis, Inc.
125	8.38%, 12/15/2017	137
	Rio Tinto Alcan, Inc.
50	6.13%, 12/15/2033	67
		2,452
	Printing and Related Support Activities - 0.0%
	Quebecor Media, Inc.
440	7.75%, 03/15/2016	453

	Professional, Scientific and Technical Services - 0.3%
	Electronic Data Systems Corp.
1,000	6.00%, 08/01/2013	1,048
40	7.45%, 10/15/2029	50
	IBM Corp.
1,560	1.95%, 07/22/2016	1,627
750	7.63%, 10/15/2018	1,012
	Lamar Media Corp.
95	5.88%, 02/01/2022	100
	PC Merger Sub, Inc.
150	8.88%, 08/01/2020 ■	155
	SunGard Data Systems, Inc.
315	7.38%, 11/15/2018	335
45	7.63%, 11/15/2020	48
162	10.25%, 08/15/2015	166
		4,541
	Public Administration - 0.2%
	Waste Management, Inc.
1,800	2.60%, 09/01/2016	1,878
325	6.13%, 11/30/2039	420
250	6.38%, 03/11/2015	282
		2,580
	Rail Transportation - 0.2%
	Burlington Northern Santa Fe Corp.
360	3.05%, 03/15/2022	370
150	5.75%, 05/01/2040	190
	Canadian Pacific Railway Co.
700	4.50%, 01/15/2022	774
	CSX Corp.
185	4.25%, 06/01/2021	209
1,000	4.75%, 05/30/2042	1,106
	Georgian Railway LLC
240	7.75%, 07/11/2022 ■	248
	Russian Railways
370	5.74%, 04/03/2017 §	406
		3,303
	Real Estate, Rental and Leasing - 0.9%
	Air Lease Corp.
625	5.63%, 04/01/2017 ■	623
	COX Communications, Inc.
800	5.45%, 12/15/2014	884
220	6.45%, 12/01/2036 ■	270
700	8.38%, 03/01/2039 ■	1,054
	Duke Realty L.P.
1,000	4.38%, 06/15/2022	1,047
15	5.95%, 02/15/2017	17

14

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.8% - (continued)
	Real Estate, Rental and Leasing - 0.9% - (continued)
	ERAC USA Finance Co.
$65	2.25%, 01/10/2014 ■	$66
585	2.75%, 07/01/2013 - 03/15/2017 ■	597
1,000	5.63%, 03/15/2042 ■	1,073
300	6.38%, 10/15/2017 ■	353
125	7.00%, 10/15/2037 ■	158
	Hertz Corp.
275	6.75%, 04/15/2019	289
	International Lease Finance Corp.
415	5.65%, 06/01/2014	429
785	5.75%, 05/15/2016	818
1,305	5.88%, 04/01/2019	1,357
510	6.25%, 05/15/2019	536
165	6.75%, 09/01/2016 ■	181
465	7.13%, 09/01/2018 ■	526
	ProLogis L.P.
460	4.00%, 01/15/2018	470
175	4.50%, 08/15/2017	188
250	6.13%, 12/01/2016	284
95	6.25%, 03/15/2017	108
400	6.63%, 05/15/2018	471
	Realogy Corp.
673	7.63%, 01/15/2020 ■	722
	Regency Centers L.P.
830	5.25%, 08/01/2015	895
15	5.88%, 06/15/2017	17
	United Rental Financing Escrow Corp.
65	5.75%, 07/15/2018 ■	68
570	7.38%, 05/15/2020 ■	603
135	7.63%, 04/15/2022 ■	143
	United Rentals North America, Inc.
100	8.38%, 09/15/2020	106
95	10.88%, 06/15/2016	107
		14,460
	Retail Trade - 1.0%
	Affinia Group, Inc.
40	10.75%, 08/15/2016 ■	43
	AmeriGas Finance LLC
155	7.00%, 05/20/2022	165
	AutoZone, Inc.
1,823	3.70%, 04/15/2022	1,915
500	4.00%, 11/15/2020	548
700	7.13%, 08/01/2018	878
	Building Materials Corp.
200	6.75%, 05/01/2021 ■	219
	Energy Transfer Partners
660	5.20%, 02/01/2022	729
125	6.63%, 10/15/2036	140
746	8.50%, 04/15/2014	826
	GRD Holding III Corp.
315	10.75%, 06/01/2019 ■	312
	Home Depot, Inc.
1,400	5.88%, 12/16/2036	1,889
	Libby Glass, Inc.
71	6.88%, 05/15/2020 ■	75
	Macys Retails Holdings, Inc.
20	7.00%, 02/15/2028	24
	May Department Stores
20	6.70%, 09/15/2028	23
	Michaels Stores, Inc.
440	7.75%, 11/01/2018	471
	Number Merger Sub, Inc.
420	11.00%, 12/15/2019 ■	459
	QVC, Inc.
30	5.13%, 07/02/2022 ■	31
	Sally Holdings LLC
135	5.75%, 06/01/2022	145
225	6.88%, 11/15/2019	251
	Staples, Inc.
100	9.75%, 01/15/2014	111
	Target Corp.
300	5.38%, 05/01/2017	358
	Wal-Mart Stores, Inc.
600	3.25%, 10/25/2020	666
600	5.25%, 09/01/2035	769
1,450	6.20%, 04/15/2038	2,123
2,800	6.50%, 08/15/2037	4,199
		17,369
	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Colgate-Palmolive Co.
3,425	2.30%, 05/03/2022	3,519
	Procter & Gamble Co.
816	1.45%, 08/15/2016	837
1,200	5.55%, 03/05/2037	1,662
	Revlon Consumer Products
265	9.75%, 11/15/2015	283
		6,301
	Support Activities For Transportation - 0.1%
	Transnet SOC Ltd.
890	4.00%, 07/26/2022 ■	888

	Transportation Equipment Manufacturing - 0.0%
	Huntington Ingalls Industries, Inc.
240	6.88%, 03/15/2018	255
106	7.13%, 03/15/2021	114
		369
	Truck Transportation - 0.0%
	Penske Truck Leasing Co.
375	2.50%, 07/11/2014 ■	376

	Utilities - 3.1%
	AES (The) Corp.
160	7.75%, 10/15/2015	182
295	8.00%, 10/15/2017	343
	AES Panama S.A.
15	6.35%, 12/21/2016 §	16
	Calpine Corp.
640	7.25%, 10/15/2017 ■	693
220	7.50%, 02/15/2021 ■	245
	Carolina Power & Light Co.
2,060	4.10%, 05/15/2042	2,259
	CenterPoint Energy Resources Corp.
290	4.50%, 01/15/2021	320

15

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 42.8% - (continued)
	Utilities - 3.1% - (continued)
	Centrais Eletricas Brasileiras S.A.
$1,305	5.75%, 10/27/2021 ■	$1,465
535	5.75%, 10/27/2021 §	600
385	6.88%, 07/30/2019 §	453
	Comision Federal de Electricidad
490	5.75%, 02/14/2042 ■	554
200	5.75%, 02/14/2042 §	226
	Commonwealth Edison Co.
720	3.40%, 09/01/2021	785
100	5.80%, 03/15/2018	122
	Consolidated Edison Co. of NY
1,400	4.20%, 03/15/2042	1,588
140	5.70%, 06/15/2040	192
700	5.85%, 04/01/2018	861
	Dolphin Subsidiary II, Inc.
460	7.25%, 10/15/2021 ■	523
	Dominion Resources, Inc.
3,000	1.95%, 08/15/2016	3,082
900	5.15%, 07/15/2015	1,004
	Duke Energy Corp.
1,350	3.55%, 09/15/2021	1,460
500	5.30%, 10/01/2015	570
	Duke Energy Indiana, Inc.
225	3.75%, 07/15/2020	250
	E.CL S.A.
100	5.63%, 01/15/2021 §	110
	Edison International
1,210	3.75%, 09/15/2017	1,288
	Enel Finance International S.A.
200	3.88%, 10/07/2014 ■	200
	Entergy Corp.
115	3.63%, 09/15/2015	119
	Exelon Generation Co. LLC
325	4.00%, 10/01/2020	337
2,725	4.25%, 06/15/2022 ■	2,816
270	5.20%, 10/01/2019	302
125	5.35%, 01/15/2014	132
	Florida Power & Light Co.
1,300	4.13%, 02/01/2042	1,456
	Georgia Power Co.
320	4.75%, 09/01/2040	377
	Great Plains Energy, Inc.
181	4.85%, 06/01/2021	197
	Ipalco Enterprises, Inc.
30	7.25%, 04/01/2016 ■	34
	Kansas City Power & Light Co.
50	7.15%, 04/01/2019	64
	MidAmerican Energy Holdings Co.
100	5.75%, 04/01/2018	121
500	5.95%, 05/15/2037	655
	National Power Corp.
35	9.63%, 05/15/2028	52
	Nevada Power Co.
100	6.50%, 08/01/2018	125
	NiSource Finance Corp.
1,450	3.85%, 02/15/2023	1,487
1,460	5.25%, 09/15/2017 - 02/15/2043	1,596
140	6.40%, 03/15/2018	165
	NRG Energy, Inc.
40	7.38%, 01/15/2017	42
	Oncor Electric Delivery Co.
700	4.55%, 12/01/2041 ■	721
1,000	5.00%, 09/30/2017	1,125
615	5.25%, 09/30/2040	681
	Pacific Gas & Electric Co.
346	3.25%, 09/15/2021	368
75	3.50%, 10/01/2020	83
2,400	6.05%, 03/01/2034	3,246
	Pacific Gas & Electric Energy Recovery Funding LLC
725	8.25%, 10/15/2018	991
	PacifiCorp
840	4.10%, 02/01/2042	921
1,000	5.50%, 01/15/2019	1,204
250	6.25%, 10/15/2037	353
	Pepco Holdings, Inc.
230	2.70%, 10/01/2015	237
	Power Sector Assets & Liabilities Management Corp.
200	7.39%, 12/02/2024 §	271
	Progress Energy, Inc.
345	3.15%, 04/01/2022	354
500	5.63%, 01/15/2016	572
3,051	7.05%, 03/15/2019	3,895
540	7.75%, 03/01/2031	776
	PSEG Power LLC
850	2.75%, 09/15/2016	874
975	8.63%, 04/15/2031	1,452
	San Diego Gas & Electric Co.
285	4.50%, 08/15/2040	343
	Scana Corp.
500	4.75%, 05/15/2021	539
	Sierra Pacific Power Co.
100	6.00%, 05/15/2016	117
	Southern California Edison Co.
925	4.50%, 09/01/2040	1,091
500	6.00%, 01/15/2034	681
	Southern Co.
300	2.38%, 09/15/2015	312
	Texas Competitive Electric Co.
820	11.50%, 10/01/2020 ■	607
	Union Electric Co.
145	6.40%, 06/15/2017	175
	Virginia Electric & Power Co.
545	2.95%, 01/15/2022	580
325	3.45%, 09/01/2022	357
200	6.35%, 11/30/2037	290
	Xcel Energy, Inc.
150	4.70%, 05/15/2020	176
		52,860
	Water Transportation - 0.0%
	ACL I Corp.
411	10.63%, 02/15/2016 Þ	389
	Marquette Transport Co.
225	10.88%, 01/15/2017	235
		624

16

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 42.8% - (continued)
		Wholesale Trade - 0.3%
		Controladora Mabe S.A. de C.V.
	$440	7.88%, 10/28/2019 §	$484
		HD Supply, Inc.
	220	8.13%, 04/15/2019 ■	240
		International Paper Co.
	250	4.75%, 02/15/2022	281
	500	7.30%, 11/15/2039	657
		Interpublic Group of Co., Inc.
	120	6.25%, 11/15/2014	130
		J.M. Huber Corp.
	270	9.88%, 11/01/2019 ■	298
		SABMiller Holdings, Inc.
	1,500	2.45%, 01/15/2017 ■	1,563
	1,475	3.75%, 01/15/2022 ■	1,617
			5,270
		Total corporate bonds
		(cost $683,694)	$722,739

FOREIGN GOVERNMENT OBLIGATIONS - 4.2%
		Argentina - 0.1%
		Argentina (Republic of)
	$2,915	2.50%, 12/31/2038	$947
EUR	80	7.82%, 12/31/2033	52
	1,168	8.28%, 12/31/2033	764
			$1,763
		Brazil - 0.3%
		Brazil (Republic of)
	974	5.63%, 01/07/2041	1,271
BRL	689	6.00%, 05/15/2015 ◄	362
	636	7.13%, 01/20/2037	980
	835	8.25%, 01/20/2034	1,400
	681	10.13%, 05/15/2027	1,209
	15	12.25%, 03/06/2030	31
			5,253
		Chile - 0.0%
		Chile (Republic of)
	170	3.25%, 09/14/2021	183

		Colombia - 0.2%
		Colombia (Republic of)
	190	6.13%, 01/18/2041	263
	1,360	7.38%, 01/27/2017 - 03/18/2019	1,713
COP	752,000	7.75%, 04/14/2021	528
COP	10,000	9.85%, 06/28/2027	9
	85	10.38%, 01/28/2033	157
	230	11.75%, 02/25/2020	377
COP	108,000	12.00%, 10/22/2015	75
			3,122
		Croatia - 0.0%
		Croatia (Republic of)
	460	6.25%, 04/27/2017 ■	476

		Dominican Republic - 0.0%
		Dominican Republic
	202	9.04%, 01/23/2018 §	225

		El Salvador - 0.0%
		El Salvador (Republic of)
	10	8.25%, 04/10/2032 §	11

		Hungary - 0.1%
		Hungary (Republic of)
EUR	25	3.88%, 02/24/2020	25
EUR	505	4.38%, 07/04/2017	558
EUR	305	5.75%, 06/11/2018	352
	236	6.25%, 01/29/2020	241
	600	7.63%, 03/29/2041	629
			1,805
		Iceland - 0.0%
		Iceland (Republic of)
	226	5.88%, 05/11/2022 ■	231

		Indonesia - 0.5%
		Indonesia (Republic of)
	615	4.88%, 05/05/2021 §	698
	435	5.25%, 01/17/2042 §	491
	1,000	5.88%, 03/13/2020 §	1,193
	580	6.63%, 02/17/2037 §	763
	265	6.75%, 03/10/2014 §	284
	2,000	6.88%, 03/09/2017 - 01/17/2018 §	2,394
	290	7.25%, 04/20/2015 §	328
	1,500	7.50%, 01/15/2016 §	1,757
	200	7.75%, 01/17/2038 §	295
	360	10.38%, 05/04/2014 §	411
	105	11.63%, 03/04/2019 §	159
			8,773
		Ivory Coast - 0.0%
		Ivory Coast (Republic of)
	100	3.75%, 12/31/2032 ■	78
	540	3.75%, 12/31/2032 §	420
			498
		Kazakhstan - 0.1%
		Kazakhstan Temir Zholy
	670	6.95%, 07/10/2042 ■	740

		Korea (Republic of) - 0.0%
		Korea (Republic of)
	220	7.13%, 04/16/2019	283

		Latvia - 0.0%
		Latvia (Republic of)
	385	5.25%, 02/22/2017 ■	404

		Lithuania - 0.0%
		Lithuania (Republic of)
	310	7.38%, 02/11/2020 §	379

		Mexico - 0.3%
		Mexican Bonos De Desarrollo
MXN	8,864	6.50%, 06/10/2021	732
MXN	13,607	8.00%, 12/17/2015 - 06/11/2020	1,152

17

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 4.2% - (continued)
		Mexico - 0.3% - (continued)
		United Mexican States
	$28	5.63%, 01/15/2017	$33
	850	5.75%, 10/12/2110	1,062
	952	5.88%, 01/15/2014 - 02/17/2014	1,016
	134	6.63%, 03/03/2015	152
	375	6.75%, 09/27/2034	544
	60	7.50%, 04/08/2033	92
			4,783
		Panama - 0.1%
		Panama (Republic of)
	433	7.25%, 03/15/2015	496
	345	8.88%, 09/30/2027	555
	120	9.38%, 04/01/2029	203
			1,254
		Peru - 0.2%
		Peru (Republic of)
	430	5.63%, 11/18/2050	567
	905	8.38%, 05/03/2016	1,122
	830	8.75%, 11/21/2033	1,442
	25	9.88%, 02/06/2015	30
		Peru Bono Soberano
PEN	75	7.84%, 08/12/2020	35
			3,196
		Philippines - 0.3%
		Philippines (Republic of)
	530	6.38%, 01/15/2032	708
	880	7.75%, 01/14/2031	1,322
	357	8.00%, 01/15/2016	428
	375	9.38%, 01/18/2017	491
	345	9.50%, 02/02/2030	588
	100	9.88%, 01/15/2019	144
	630	10.63%, 03/16/2025	1,081
			4,762
		Qatar - 0.1%
		Qatar (State of)
	160	5.25%, 01/20/2020 §	188
	875	6.40%, 01/20/2040 §	1,203
	260	6.55%, 04/09/2019 §	328
			1,719
		Republic of Guatemala - 0.0%
		Guatemala (Republic of)
	240	5.75%, 06/06/2022 ■	259

		Russia - 0.6%
		Russian Federation Government
	1,800	3.25%, 04/04/2017 ■	1,864
	400	3.25%, 04/04/2017 §	414
	200	3.63%, 04/29/2015 ■	209
	500	3.63%, 04/29/2015 §	523
	1,500	5.00%, 04/29/2020 §	1,701
	200	5.63%, 04/04/2042 ■	237
	2,854	7.50%, 03/31/2030 §	3,542
	30	11.00%, 07/24/2018 §	43
	360	12.75%, 06/24/2028 §	686
			9,219
		Slovakia (Slovak Republic) - 0.0%
		Slovak Republic
	535	4.38%, 05/21/2022 ■	551

		South Africa - 0.0%
		South Africa (Republic of)
	150	4.67%, 01/17/2024	169
	100	6.88%, 05/27/2019	127
			296
		Sri Lanka - 0.0%
		Sri Lanka (Republic of)
	320	5.88%, 07/25/2022 ■	324

		Turkey - 0.7%
		Turkey (Republic of)
	1,285	5.13%, 03/25/2022	1,406
	335	5.63%, 03/30/2021	379
	400	6.00%, 01/14/2041	462
	1,170	6.25%, 09/26/2022	1,397
	1,100	6.75%, 04/03/2018	1,295
	399	6.88%, 03/17/2036	509
	1,540	7.00%, 09/26/2016	1,779
	1,390	7.25%, 03/15/2015	1,545
	2,230	7.50%, 07/14/2017	2,659
			11,431
		Ukraine - 0.1%
		Ukraine (Government of)
	350	6.25%, 06/17/2016 ■	317
	200	6.25%, 06/17/2016 §	181
	260	6.75%, 11/14/2017 §	233
	105	6.88%, 09/23/2015 §	100
	200	7.75%, 09/23/2020 §	181
	220	9.25%, 07/24/2017 ■	218
			1,230
		United Arab Emirates - 0.0%
		Emirate of Abu Dhabi
	200	6.75%, 04/08/2019 §	253

		Uruguay - 0.1%
		Uruguay (Republic of)
	395	7.63%, 03/21/2036	608
	245	7.88%, 01/15/2033	378
			986

18

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 4.2% - (continued)
	Venezuela - 0.4%
	Venezuela (Republic of)
$90	6.00%, 12/09/2020 §	$63
356	7.00%, 12/01/2018 §	282
1,620	7.75%, 10/13/2019 §	1,288
1,359	8.25%, 10/13/2024 §	1,012
1,310	9.00%, 05/07/2023 §	1,022
521	9.25%, 05/07/2028 §	407
195	9.38%, 01/13/2034	154
2,235	11.75%, 10/21/2026 §	2,053
750	12.75%, 08/23/2022 §	746
170	13.63%, 08/15/2018	176
		7,203
	Total foreign government obligations
	(cost $67,784)	$71,612

MUNICIPAL BONDS - 0.5%
	Airport Revenues - 0.0%
	New York & New Jersey PA,
$15	4.93%, 10/01/2051	$18

	General Obligations - 0.4%
	California State GO,
725	7.30%, 10/01/2039	934
230	7.60%, 11/01/2040	311
550	7.63%, 03/01/2040	738
	California State GO, Taxable,
2,570	7.55%, 04/01/2039	3,433
	Illinois State GO,
155	5.10%, 06/01/2033	149
585	5.67%, 03/01/2018	655
		6,220
	Miscellaneous - 0.0%
	California State Public Works Board Lease Rev,
50	8.36%, 10/01/2034	66

	Transportation - 0.1%
	New Jersey State Turnpike Auth,
250	7.10%, 01/01/2041	365
	New Jersey State Turnpike Auth, Taxable,
50	7.41%, 01/01/2040	75
	New York & New Jersey PA,
350	5.86%, 12/01/2024	451
	North Texas Tollway Auth Rev,
455	6.72%, 01/01/2049	635
		1,526
	Total municipal bonds
	(cost $7,033)	$7,830

SENIOR FLOATING RATE INTERESTS♦ - 0.1%
	Arts, Entertainment and Recreation - 0.0%
	Kabel Deutschland GmbH
$295	4.25%, 01/20/2019	$294

	Finance and Insurance - 0.0%
	Asurion Corp., Term Loan
325	5.50%, 05/24/2018	324

	Health Care and Social Assistance - 0.0%
	Hologic, Inc.
125	4.66%, 07/19/2019 ☼	126

	Mining - 0.1%
	Arch Coal, Inc.
410	5.75%, 05/16/2018	402

	Utilities - 0.0%
	Texas Competitive Electric Holdings Co. LLC
599	4.75%, 10/10/2017	380

	Total senior floating rate interests
	(cost $1595)	$1,526

U.S. GOVERNMENT SECURITIES - 0.9%
U.S. Treasury Securities - 0.9%
	U.S. Treasury Bonds - 0.1%
$1,800	4.50%, 02/15/2036	$2,490

	U.S. Treasury Notes - 0.8%
3,000	3.13%, 04/30/2013 ╦	3,066
8,800	3.25%, 12/31/2016 ‡	9,848
370	3.50%, 05/15/2020	436
		13,350
		15,840
	Total U.S. government securities
	(cost $15,484)	$15,840

	Total long-term investments
	(cost $1,519,247)	$1,627,216

SHORT-TERM INVESTMENTS - 2.5%
Repurchase Agreements - 2.5%
Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing
on 08/01/2012 in the amount of $14,491,
collateralized by FNMA 5.50% - 6.00%,
2038 - 2039, GNMA 4.50%, 2041, value
	of $14,781)
$14,491	0.17%, 07/31/2012	$14,491
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in
the amount of $11,179, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $11,403)
11,179	0.18%, 07/31/2012	11,179

19

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SHORT-TERM INVESTMENTS - 2.5% - (continued)
Repurchase Agreements - 2.5% - (continued)
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $2,745, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $2,800)
$2,745	0.19%, 07/31/2012		$2,745
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in
the amount of $9,176, collateralized by
FFCB 0.24% - 5.70%, 2012 - 2020,
FHLB 0.13% - 3.25%, 2012 - 2027,
FHLMC 4.00% - 6.00%, 2013 - 2041,
FNMA 4.00% - 4.50%, 2025 - 2042,
	value of $9,360)
9,176	0.19%, 07/31/2012		9,176
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $64, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $66)
64	0.17%, 07/31/2012		64
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $3,790, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $3,866)
3,790	0.19%, 07/31/2012		3,790
			41,445
	Total short-term investments
	(cost $41,445)		$41,445

	Total investments
	(cost $1,560,692) ▲	98.8%	$1,668,661
	Other assets and liabilities	1.2%	19,859
	Total net assets	100.0%	$1,688,520

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $1,561,488 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$111,313
Unrealized Depreciation	(4,140)
Net Unrealized Appreciation	$107,173

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2012.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

20

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $106,861, which represents 6.3% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $37,671, which represents 2.2% of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the first call date.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $3,402 at July 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

Þ	This security may pay interest in additional principal instead of cash.

Futures Contracts Outstanding at July 31, 2012

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
Euro-Schatz Future	198	Short	09/06/2012	$27,029	$26,988	$(41)
U.S. Treasury 10-Year Note Future	130	Short	09/19/2012	17,505	17,296	(209)
U.S. Treasury 30-Year Bond Future	124	Long	09/19/2012	18,728	18,646	82
U.S. Treasury 5-Year Note Future	28	Short	09/28/2012	3,494	3,466	(28)
						$(196)

*	The number of contracts does not omit 000's.

Cash of $324 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at July 31, 2012.

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
BRL	GSC	Buy	$242	$239	09/05/2012	$3
BRL	RBC	Sell	179	182	09/05/2012	3
CHF	JPM	Buy	121	122	08/02/2012	(1)
CNY	JPM	Buy	259	261	09/27/2012	(2)
CNY	SCB	Sell	259	260	09/27/2012	1
COP	BNP	Buy	18	18	09/19/2012	–
COP	UBS	Sell	309	310	09/19/2012	1
COP	UBS	Sell	309	308	09/19/2012	(1)
EUR	BCLY	Sell	622	638	09/19/2012	16

21

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2012 - (continued)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
EUR	UBS	Sell	$344	$351	09/19/2012	$7
GBP	WEST	Buy	355	357	08/01/2012	(2)
KRW	JPM	Buy	431	418	09/19/2012	13
KRW	JPM	Sell	215	209	09/19/2012	(6)
KRW	UBS	Sell	215	209	09/19/2012	(6)
MXN	HSBC	Sell	1,312	1,243	09/19/2012	(69)
MXN	JPM	Buy	291	279	09/19/2012	12
MXN	JPM	Sell	457	457	09/19/2012	–
MYR	BCLY	Buy	212	209	09/19/2012	3
PEN	CSFB	Sell	32	31	09/19/2012	(1)
THB	JPM	Buy	209	209	09/19/2012	–
THB	UBS	Buy	209	208	09/19/2012	1
TRY	SSG	Buy	4	4	09/19/2012	–
						$(28)

Credit Default Swap Contracts Outstanding at July 31, 2012

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
ABX.HE.AAA.06	BCLY	$812	Buy	(0.18)%	07/25/45	$76	$69	$(7)
ABX.HE.PENAAA.06	BCLY	1,018	Buy	(0.11)%	05/25/46	279	244	(35)
ArcelorMittal	GSC	1,225	Sell	1.00% / 4.96%	09/20/17	(229)	(209)	20
CDX.EM.16	BCLY	1,500	Sell	5.00%	12/20/16	128	162	34
China (People's Republic of)	BCLY	4,585	Buy	(1.00)% / 1.11%	09/20/17	32	25	(7)
China (People's Republic of)	DEUT	3,840	Buy	(1.00)% / 1.11%	09/20/17	29	21	(8)
Hewlett Packard	GSC	320	Sell	1.00% / 2.71%	09/20/17	(28)	(26)	2
Hungary (Republic of)	GSC	80	Buy	(1.00)% / 4.61%	03/20/17	15	12	(3)
						$302	$298	$(4)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2012. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment performance risk.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

22

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.

Counterparty Abbreviations: - (continued)
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
RBC	RBC Dominion Securities
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	EURO
GBP	British Pound
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
PEN	Peruvian New Sol
THB	Thai Bhat
TRY	Turkish New Lira

Index Abbreviations:
ABX.HE	Markit Asset Backed Security
CDX.EM	Credit Derivatives Emerging Markets

Municipal Bond Abbreviations:
GO	General Obligation
PA	Port Authority

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Distribution by Credit Quality

as of July 31, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.3%
Aa / AA	2.5
A	14.3
Baa / BBB	22.1
Ba / BB	4.4
B	3.2
Caa / CCC or Lower	1.9
Unrated	0.3
U.S. Government Agencies and Securities	0.9
Non Debt Securities and Other Short-Term Instruments	48.9
Other Assets & Liabilities	1.2
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

23

The Hartford Balanced Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$24,377	$–	$14,328	$10,049
Common Stocks ‡	782,058	711,827	70,231	–
Corporate Bonds	722,739	–	722,432	307
Foreign Government Obligations	71,612	732	70,880	–
Municipal Bonds	7,830	–	7,830	–
Preferred Stocks	1,234	1,234	–	–
Senior Floating Rate Interests	1,526	–	1,526	–
U.S. Government Securities	15,840	–	15,840	–
Short-Term Investments	41,445	–	41,445	–
Total	$1,668,661	$713,793	$944,512	$10,356
Credit Default Swaps *	56	–	56	–
Foreign Currency Contracts *	60	–	60	–
Futures *	82	82	–	–
Total	$198	$82	$116	$–
Liabilities:
Credit Default Swaps *	60	–	60	–
Foreign Currency Contracts *	88	–	88	–
Futures *	278	278	–	–
Total	$426	$278	$148	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$162	$(16	)†	$174	$10,054	$(325)	$—	$—	$10,049
Corporate Bonds	186	—	12	‡	—	240	(1)	—	(130)	307
Total	$186	$162	$(4)		$174	$10,294	$(326)	$—	$(130)	$10,356

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $(16).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $12.

24

The Hartford Capital Appreciation Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.7%
	Automobiles and Components - 6.4%
46,856	Ford Motor Co. w/ Rights	$432,949
13,513	Goodyear (The) Tire & Rubber Co. ●	154,722
4,127	TRW Automotive Holdings Corp. ●	162,191
		749,862
	Banks - 2.9%
69,627	Mitsubishi UFJ Financial Group, Inc.	337,623

	Capital Goods - 6.2%
7,521	General Electric Co.	156,059
23,179	Itochu Corp.	239,945
1,931	Pentair, Inc.	84,653
4,692	Rolls-Royce Holdings plc	62,375
4,000	Safran S.A.	135,359
383	TransDigm Group, Inc. ●	47,217
		725,608
	Consumer Durables and Apparel - 0.3%
1,851	Sega Sammy Holdings, Inc.	39,449

	Consumer Services - 1.5%
1,255	Ctrip.com International Ltd. ADR ●	15,661
–	Diamond Resorts LLC ⌂†	96,799
2,114	Dunkin' Brands Group, Inc.	64,022
		176,482
	Diversified Financials - 8.8%
10,569	Citigroup, Inc.	286,746
6,738	GAM Holding Ltd.	74,275
600	Goldman Sachs Group, Inc.	60,540
19,171	ING Groep N.V. ●	126,115
13,361	JP Morgan Chase & Co.	480,989
		1,028,665
	Energy - 6.7%
3,524	Cheniere Energy, Inc. ●	48,027
9,857	Chesapeake Energy Corp.	185,511
5,075	Ensco plc	275,716
510	Halliburton Co.	16,880
2,837	Imperial Oil Ltd.	121,601
16,391	JX Holdings, Inc.	78,789
4,272	Petroleum Geo-Services ASA	62,510
		789,034
	Food and Staples Retailing - 2.0%
5,137	CVS Caremark Corp.	232,449

	Food, Beverage and Tobacco - 1.1%
2,467	Kraft Foods, Inc.	97,969
1,590	Smithfield Foods, Inc. ●	29,408
		127,377
	Health Care Equipment and Services - 2.9%
2,013	Covidien plc	112,486
5,521	Hologic, Inc. ●	102,246
3,253	St. Jude Medical, Inc.	121,517
		336,249
	Insurance - 3.0%
3,799	Aflac, Inc.	166,319
6,003	American International Group, Inc. ●	187,714
		354,033
	Materials - 4.6%
805	Cabot Corp.	31,394
7,863	Dow Chemical Co.	226,289
19,137	Glencore International plc	95,708
2,610	Iluka Resources Ltd.	25,779
2,051	Mosaic Co.	119,160
20,000	PTT Chemical Public Co., Ltd. ●	37,375
6,530	Sino Forest Corp. Class A ⌂●†	–
		535,705
	Media - 3.7%
615	DirecTV Class A ●	30,535
25	Harvey Weinstein Co. Holdings Class A-1 ⌂●†∞	–
457	Naspers Ltd.	24,807
4,383	Viacom, Inc. Class B	204,736
3,630	Walt Disney Co.	178,383
		438,461
	Pharmaceuticals, Biotechnology and Life Sciences - 7.8%
10,908	Excel Medical Fund L.P. ⌂●†Ђ	7,535
4,156	Gilead Sciences, Inc. ●	225,768
1,854	Johnson & Johnson	128,299
1,448	Merck & Co., Inc.	63,972
2,478	Shionogi & Co., Ltd.	35,292
11,153	Teva Pharmaceutical Industries Ltd. ADR	456,042
		916,908
	Real Estate - 0.6%
6,368	Westfield Group	66,610

	Retailing - 5.7%
1,507	Abercrombie & Fitch Co. Class A	50,949
384	AutoZone, Inc. ●	144,238
36,752	Buck Holdings L.P. ⌂●†	62,859
1,593	Family Dollar Stores, Inc.	105,257
2,205	Gap, Inc.	65,023
4,322	Liberty Media - Interactive A ●	80,949
3,595	TJX Cos., Inc.	159,164
		668,439
	Semiconductors and Semiconductor Equipment - 2.3%
1,522	ASML Holding N.V. ADR	87,539
119	Samsung Electronics Co., Ltd.	136,876
3,118	Teradyne, Inc. ●	45,860
		270,275
	Software and Services - 10.3%
8,304	Activision Blizzard, Inc.	99,895
4,383	eBay, Inc. ●	194,184
634	Equinix, Inc. ●	112,966
5,543	Genpact Ltd. ●	96,564
10,821	Microsoft Corp.	318,907
8,544	Oracle Corp.	258,035
1,242	Splunk, Inc. ●	36,523
1,501	VeriSign, Inc. ●	66,665
1,407	Yandex N.V. ●	27,055
		1,210,794
	Technology Hardware and Equipment - 6.9%
686	Apple, Inc. ●	418,798
3,936	Aruba Networks, Inc. ●	55,805
4,224	Ciena Corp. ●	67,714
2,393	EMC Corp. ●	62,721
52,213	Hon Hai Precision Industry Co., Ltd. ●	145,469

1

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 95.7% - (continued)
	Technology Hardware and Equipment - 6.9% - (continued)
3,464	Juniper Networks, Inc. ●		$60,720
			811,227
	Telecommunication Services - 0.9%
1,728	NII Holdings, Inc. Class B ●		11,664
4,874	Vivendi S.A.		92,435
			104,099
	Transportation - 11.1%
64,144	AirAsia Berhad		76,498
1,341	Canadian Pacific Railway Ltd. ADR		108,853
3,040	CSX Corp.		69,742
21,989	Delta Air Lines, Inc. ●		212,196
2,810	FedEx Corp.		253,707
11,911	Hertz Global Holdings, Inc. ●		134,118
16,540	JetBlue Airways Corp. ●		91,133
487	Union Pacific Corp.		59,699
16,092	United Continental Holdings, Inc. ●		303,974
			1,309,920
	Total common stocks
	(cost $11,274,442)		$11,229,269

CORPORATE BONDS - 0.4%
	Finance and Insurance - 0.4%
	MBIA Insurance Co.
$95,840	14.00%, 01/15/2033 ■Δ		$45,763

	Total corporate bonds
	(cost $95,223)		$45,763

	Total long-term investments
	(cost $11,369,665)		$11,275,032

SHORT-TERM INVESTMENTS - 4.3%
Repurchase Agreements - 4.3%
Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing
on 08/01/2012 in the amount of $177,835,
collateralized by FNMA 5.50% - 6.00%,
2038 - 2039, GNMA 4.50%, 2041, value
	of $181,391)
$177,834	0.17%, 07/31/2012		$177,834
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in
the amount of $137,191, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $139,934)
137,190	0.18%, 07/31/2012		137,190
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $33,683, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $34,356)
33,683	0.19%, 07/31/2012		33,683
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in
the amount of $112,611, collateralized by
FFCB 0.24% - 5.70%, 2012 - 2020,
FHLB 0.13% - 3.25%, 2012 - 2027,
FHLMC 4.00% - 6.00%, 2013 - 2041,
FNMA 4.00% - 4.50%, 2025 - 2042,
	value of $114,863)
112,610	0.19%, 07/31/2012		112,610
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $789, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $806)
789	0.17%, 07/31/2012		789
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $46,517, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $47,447)
46,517	0.19%, 07/31/2012		46,517
			508,623
	Total short-term investments
	(cost $508,623)		$508,623

	Total investments
	(cost $11,878,288) ▲	100.4%	$11,783,655
	Other assets and liabilities	(0.4)%	(43,265)
	Total net assets	100.0%	$11,740,390

2

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $11,986,689 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$996,168
Unrealized Depreciation	(1,199,202)
Net Unrealized Depreciation	$(203,034)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2012, the aggregate value of these securities was $167,193, which represents 1.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2012.

Ђ	As of July 31, 2012, the Fund has future commitments to purchase an additional $4,213.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $45,763, which represents 0.4% of total net assets.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933. The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value and percentage of net assets of these securities rounds to zero.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	36,752	Buck Holdings L.P.	$13,435
07/2011	–	Diamond Resorts LLC	89,870
03/2008 - 05/2012	10,908	Excel Medical Fund L.P.	10,790
10/2005	25	Harvey Weinstein Co. Holdings Class A-1 - Reg D	23,636
01/2010 - 06/2011	6,530	Sino Forest Corp. Class A	111,488

At July 31, 2012, the aggregate value of these securities was $167,193, which represents 1.4% of total net assets.

3

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
EUR	BCLY	Sell	$110,771	$116,216	12/14/2012	$5,445
EUR	CBK	Sell	139,761	146,822	12/14/2012	7,061
EUR	CSFB	Buy	42,799	43,839	12/14/2012	(1,040)
EUR	CSFB	Sell	181,648	188,198	12/14/2012	6,550
EUR	DEUT	Sell	143,158	150,131	12/14/2012	6,973
EUR	MSC	Buy	38,448	39,273	12/14/2012	(825)
EUR	MSC	Sell	124,208	129,094	12/14/2012	4,886
EUR	UBS	Sell	133,952	139,379	12/14/2012	5,427
JPY	BCLY	Buy	93,609	87,866	12/14/2012	5,743
JPY	BCLY	Sell	136,202	134,319	12/14/2012	(1,883)
JPY	CBK	Buy	93,609	87,885	12/14/2012	5,724
JPY	CSFB	Buy	93,604	87,707	12/14/2012	5,897
JPY	DEUT	Buy	82,592	77,235	12/14/2012	5,357
JPY	DEUT	Sell	334,883	325,487	12/14/2012	(9,396)
JPY	MSC	Buy	93,604	87,614	12/14/2012	5,990
JPY	MSC	Sell	334,882	326,174	12/14/2012	(8,708)
JPY	UBS	Buy	93,594	87,802	12/14/2012	5,792
JPY	UBS	Sell	275,606	268,018	12/14/2012	(7,588)
						$41,405

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
EUR	EURO
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

4

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Diversification by Country
as of July 31, 2012

Percentage of
Country	Net Assets
Australia	0.8%
Canada	2.0
China	0.1
France	2.0
Hong Kong	0.0
Israel	3.9
Japan	6.2
Jersey	0.8
Malaysia	0.7
Netherlands	2.1
Norway	0.5
South Africa	0.2
South Korea	1.2
Switzerland	0.6
Taiwan	1.2
Thailand	0.3
United Kingdom	2.9
United States	70.6
Short-Term Investments	4.3
Other Assets and Liabilities	(0.4)
Total	100.0%

5

The Hartford Capital Appreciation Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$749,862	$749,862	$–	$–
Banks	337,623	–	337,623	–
Capital Goods	725,608	287,929	437,679	–
Consumer Durables and Apparel	39,449	–	39,449	–
Consumer Services	176,482	79,683	–	96,799
Diversified Financials	1,028,665	828,275	200,390	–
Energy	789,034	647,735	141,299	–
Food and Staples Retailing	232,449	232,449	–	–
Food, Beverage and Tobacco	127,377	127,377	–	–
Health Care Equipment and Services	336,249	336,249	–	–
Insurance	354,033	354,033	–	–
Materials	535,705	376,843	158,862	–
Media	438,461	413,654	24,807	–
Pharmaceuticals, Biotechnology and Life Sciences	916,908	874,081	35,292	7,535
Real Estate	66,610	–	66,610	–
Retailing	668,439	605,580	–	62,859
Semiconductors and Semiconductor Equipment	270,275	133,399	136,876	–
Software and Services	1,210,794	1,210,794	–	–
Technology Hardware and Equipment	811,227	665,758	145,469	–
Telecommunication Services	104,099	11,664	92,435	–
Transportation	1,309,920	1,233,422	76,498	–
Total	11,229,269	9,168,787	1,893,289	167,193
Corporate Bonds	45,763	–	45,763	–
Short-Term Investments	508,623	–	508,623	–
Total	$11,783,655	$9,168,787	$2,447,675	$167,193
Foreign Currency Contracts*	70,845	–	70,845	–
Total	$70,845	$–	$70,845	$–
Liabilities:
Foreign Currency Contracts*	29,440	–	29,440	–
Total	$29,440	$–	$29,440	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2012
Assets:
Common Stocks	$197,135	$38,721	$(10,252	)*	$—	$1,837	$(60,248)	$—	$—	$167,193
Total	$197,135	$38,721	$(10,252)		$—	$1,837	$(60,248)	$—	$—	$167,193

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $(10,252).

6

The Hartford Capital Appreciation II Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3%
	Automobiles and Components - 1.7%
11	Continental AG	$978
139	Dana Holding Corp.	1,827
280	Ford Motor Co. w/ Rights	2,586
317	Goodyear (The) Tire & Rubber Co. ●	3,625
317	Modine Manufacturing Co. ●	2,128
237	Stoneridge, Inc. ●	1,520
43	Tenneco Automotive, Inc. ●	1,247
		13,911
	Banks - 2.0%
700	Mitsubishi UFJ Financial Group, Inc.	3,393
47	PNC Financial Services Group, Inc.	2,787
311	Wells Fargo & Co.	10,507
		16,687
	Capital Goods - 6.6%
15	AGCO Corp. ●	675
50	AMETEK, Inc.	1,553
71	Assa Abloy Ab	2,153
49	Belden, Inc.	1,587
9	Cubic Corp.	450
162	DigitalGlobe, Inc. ●	3,154
5	Engility Holdings, Inc. ●	67
10	Fanuc Corp.	1,606
11	Flowserve Corp.	1,344
—	Foster Wheeler AG ●	—
66	General Dynamics Corp.	4,187
165	Itochu Corp.	1,705
32	Joy Global, Inc.	1,636
28	L-3 Communications Holdings, Inc.	1,971
63	Lockheed Martin Corp.	5,587
166	Meritor, Inc. ●	777
84	Northrop Grumman Corp.	5,582
22	PACCAR, Inc.	880
76	Pentair, Inc.	3,309
92	Polypore International, Inc. ●	3,415
311	Rolls-Royce Holdings plc	4,138
67	Safran S.A.	2,264
21	TransDigm Group, Inc. ●	2,639
36	United Rentals, Inc. ●	1,041
42	WESCO International, Inc. ●	2,357
12	Zodiac Aerospace	1,214
		55,291
	Commercial and Professional Services - 1.3%
140	ACCO Brands Corp. ●	1,185
49	IHS, Inc. ●	5,384
51	Manpower, Inc.	1,800
55	Verisk Analytics, Inc. ●	2,754
		11,123
	Consumer Durables and Apparel - 3.1%
118	D.R. Horton, Inc.	2,079
33	Deckers Outdoor Corp. ●	1,389
265	Fifth & Pacific Cos., Inc. ●	2,932
429	Furniture Brands International, Inc. ●	472
185	Hanesbrands, Inc. ●	5,560
16	Jones (The) Group, Inc.	170
79	Mattel, Inc.	2,790
80	Pulte Group, Inc. ●	904
41	PVH Corp.	3,292
161	Sega Sammy Holdings, Inc.	3,424
53	True Religion Apparel, Inc.	1,378
11	V.F. Corp.	1,635
		26,025
	Consumer Services - 1.8%
54	Accor S.A.	1,777
195	Burger King Worldwide, Inc. ●	2,981
36	DeVry, Inc.	699
79	Dunkin' Brands Group, Inc.	2,406
46	ITT Educational Services, Inc. ●	1,770
415	Sands China Ltd. §	1,217
47	Tim Hortons, Inc.	2,499
28	Yum! Brands, Inc.	1,790
		15,139
	Diversified Financials - 5.2%
78	Ameriprise Financial, Inc.	4,034
749	Bank of America Corp.	5,494
14	BlackRock, Inc.	2,299
234	Citigroup, Inc.	6,347
47	Discover Financial Services, Inc.	1,679
323	GAM Holding Ltd.	3,558
38	Goldman Sachs Group, Inc.	3,804
307	ING Groep N.V. ●	2,018
207	JP Morgan Chase & Co.	7,464
88	Nasdaq OMX Group, Inc.	1,989
58	NYSE Euronext	1,470
32	Oaktree Capital ⌂■●†	1,102
59	Solar Cayman Ltd. ⌂■●†	5
84	Waddell and Reed Financial, Inc. Class A w/ Rights	2,431
		43,694
	Energy - 10.2%
207	Anadarko Petroleum Corp.	14,357
40	Atwood Oceanics, Inc. ●	1,795
138	Baker Hughes, Inc.	6,400
290	BG Group plc	5,705
31	Cameron International Corp. ●	1,563
72	Canadian Natural Resources Ltd. ADR	1,959
107	Cheniere Energy, Inc. ●	1,453
11	Chesapeake Energy Corp.	203
281	Cobalt International Energy, Inc. ●	7,061
39	Consol Energy, Inc.	1,133
49	Ensco plc	2,648
148	Halliburton Co.	4,910
—	Inpex Corp.	1,139
557	JX Holdings, Inc.	2,678
351	Karoon Gas Australia Ltd. ●	1,353
69	Kior, Inc. ●	525
154	Lone Pine Resources, Inc. ●	341
83	McDermott International, Inc. ●	973
103	Newfield Exploration Co. ●	3,132
72	Occidental Petroleum Corp.	6,277
80	Patterson-UTI Energy, Inc.	1,245
110	Petroleum Geo-Services ASA	1,614
36	QEP Resources, Inc.	1,069
111	Repsol S.A.	1,763
155	Southwestern Energy Co. ●	5,150
145	Superior Energy Services, Inc. ●	3,135
42	Tesoro Corp. ●	1,154

1

The Hartford Capital Appreciation II Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Energy - 10.2% - (continued)
104	Trican Well Service Ltd.	$1,249
256	Uranium One, Inc. ●	585
36	Valero Energy Corp.	995
45	Whiting Petroleum Corp. ●	1,798
		85,362
	Food and Staples Retailing - 1.3%
172	CVS Caremark Corp.	7,778
27	FamilyMart Co., Ltd.	1,292
28	Wal-Mart Stores, Inc.	2,082
		11,152
	Food, Beverage and Tobacco - 2.8%
34	Archer Daniels Midland Co.	892
33	Dr. Pepper Snapple Group	1,486
25	Green Mountain Coffee Roasters, Inc. ●	460
52	Groupe Danone	3,135
25	Kraft Foods, Inc.	995
14	Lorillard, Inc.	1,775
164	Maple Leaf Foods, Inc. w/ Rights	1,636
22	Mead Johnson Nutrition Co.	1,599
79	Molson Coors Brewing Co.	3,352
114	PepsiCo, Inc.	8,302
		23,632
	Health Care Equipment and Services - 6.1%
97	Cardinal Health, Inc.	4,183
1,635	CareView Communications, Inc. ●	1,995
92	Catamaran Corp. ●	7,751
16	Cie Generale d'Optique Essilor International S.A.	1,383
32	CIGNA Corp.	1,305
82	Edwards Lifesciences Corp. ●	8,334
423	Hologic, Inc. ●	7,826
242	Medtronic, Inc.	9,539
114	St. Jude Medical, Inc.	4,248
109	Universal Health Services, Inc. Class B	4,264
		50,828
	Household and Personal Products - 0.4%
23	Energizer Holdings, Inc. ●	1,820
26	Herbalife Ltd.	1,411
		3,231
	Insurance - 3.0%
145	Aflac, Inc.	6,357
133	American International Group, Inc. ●	4,153
133	Assured Guaranty Ltd.	1,590
262	Brasil Insurance Participacoes e Administracao S.A.	2,320
325	China Pacific Insurance	1,023
61	Principal Financial Group, Inc.	1,553
48	Progressive Corp.	942
39	Reinsurance Group of America, Inc.	2,149
20	StanCorp Financial Group, Inc.	589
19	Swiss Re Ltd.	1,169
162	Unum Group	3,064
		24,909
	Materials - 4.6%
13	Agrium U.S., Inc.	1,253
26	Air Liquide	2,895
27	Akzo Nobel N.V.	1,449
54	Barrick Gold Corp.	1,763
12	Cabot Corp.	464
78	Celanese Corp.	2,984
59	Detour Gold Corp. ●	1,300
1	Givaudan	1,298
708	Glencore International plc	3,539
18	Innophos Holdings, Inc.	1,015
120	Methanex Corp. ADR	3,317
153	Molycorp, Inc. ●	2,671
123	Mosaic Co.	7,128
141	Norbord, Inc. ●	1,964
498	PTT Chemical Public Co., Ltd. ●	931
41	Sealed Air Corp.	671
357	Sino Forest Corp. Class A ⌂●†	–
133	Suncoke Energ, Inc. ●	2,122
36	Umicore	1,605
		38,369
	Media - 3.9%
50	AMC Networks, Inc. Class A ●‡	2,187
42	CBS Corp. Class B	1,415
13	Charter Communications, Inc. ●	1,015
207	Comcast Corp. Class A	6,728
15	DirecTV Class A ●	744
35	Liberty Global, Inc. ●	1,842
111	Omnicom Group, Inc.	5,594
57	Time Warner, Inc.	2,218
113	Viacom, Inc. Class B	5,290
115	Walt Disney Co.	5,634
		32,667
	Pharmaceuticals, Biotechnology and Life Sciences - 10.3%
205	Agilent Technologies, Inc.	7,850
37	Algeta ASA ●	1,005
33	Alkermes plc ●	619
155	Almirall S.A. ●	1,193
187	Arena Pharmaceuticals, Inc. ●	1,560
297	AVANIR Pharmeceuticals, Inc. ●	848
20	Biogen Idec, Inc. ●	2,911
84	Bristol-Myers Squibb Co.	2,980
36	Cubist Pharmaceuticals, Inc. ●	1,550
47	Daiichi Sankyo Co., Ltd.	765
159	Elan Corp. plc ADR ●	1,839
61	Eli Lilly & Co.	2,684
72	Exelixis, Inc. ●	449
156	Gilead Sciences, Inc. ●	8,467
55	Immunogen, Inc. ●	888
37	Incyte Corp. ●	936
81	Johnson & Johnson	5,594
51	Map Pharmaceuticals, Inc. ●	726
307	Merck & Co., Inc.	13,573
16	Mylan, Inc. ●	378
4	Onyx Pharmaceuticals, Inc. ●	315
22	Regeneron Pharmaceuticals, Inc. ●	2,992
44	Rigel Pharmaceuticals, Inc. ●	481
44	Roche Holding AG ☼	7,827
20	Salix Pharmaceuticals Ltd. ●	915
84	Seattle Genetics, Inc. ●	2,197
103	Teva Pharmaceutical Industries Ltd. ADR	4,214
426	TherapeuticsMD, Inc. ●	1,407

2

The Hartford Capital Appreciation II Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 10.3% - (continued)
13	Waters Corp. ●	$1,023
81	Watson Pharmaceuticals, Inc. ●	6,301
150	WuXi PharmaTech Cayman, Inc. ●	2,027
		86,514
	Real Estate - 2.2%
27	American Tower Corp. REIT	1,950
127	BR Malls Participacoes S.A.	1,490
103	CBRE Group, Inc. ●	1,597
1,340	China Overseas Grand Oceans Group Ltd.	1,208
26	Daito Trust Construction Co., Ltd.	2,470
3	General Growth Properties, Inc.	58
6	Public Storage	910
191	Sunstone Hotel Investors, Inc. ●	1,910
14	Unibail-Rodamco SE	2,589
274	Westfield Group	2,863
61	Weyerhaeuser Co.	1,413
		18,458
	Retailing - 7.0%
111	Abercrombie & Fitch Co. Class A	3,750
26	Advance Automotive Parts, Inc.	1,817
727	Allstar Co. ⌂†	1,134
34	Amazon.com, Inc. ●	7,946
8	AutoZone, Inc. ●	2,917
25	Bed Bath & Beyond, Inc. ●	1,518
1,405	Buck Holdings L.P. ⌂●†	2,403
58	Buckle (The), Inc.	2,243
66	CarMax, Inc. ●	1,831
86	Chico's FAS, Inc.	1,322
15	Dollar General Corp. ●	781
73	Express, Inc. ●	1,177
31	Family Dollar Stores, Inc.	2,052
49	GameStop Corp. Class A	788
64	GNC Holdings, Inc.	2,452
43	HSN, Inc.	1,836
69	Kohl's Corp.	3,426
34	LKQ Corp. ●	1,205
165	Lowe's Co., Inc.	4,183
14	PetSmart, Inc.	939
110	Target Corp.	6,643
104	TripAdvisor, Inc. ●	3,900
76	Urban Outfitters, Inc. ●	2,329
		58,592
	Semiconductors and Semiconductor Equipment - 1.2%
25	ASML Holding N.V. ADR	1,415
187	Infineon Technologies AG	1,362
105	Micron Technology, Inc. ●	649
234	RF Micro Devices, Inc. ●	908
155	Skyworks Solutions, Inc. ●	4,487
550	Taiwan Semiconductor Manufacturing Co., Ltd.	1,489
		10,310
	Software and Services - 13.4%
23	Accenture plc	1,405
736	Activision Blizzard, Inc.	8,848
23	ANSYS, Inc. ●	1,397
49	Automatic Data Processing, Inc.	2,791
122	Booz Allen Hamilton Holding Corp.	2,130
387	Cadence Design Systems, Inc. ●	4,734
10	Check Point Software Technologies Ltd. ADR ●	476
46	Cognizant Technology Solutions Corp. ●	2,626
62	Concur Technologies, Inc. ●	4,190
102	eBay, Inc. ●	4,504
51	Equinix, Inc. ●	9,037
53	Facebook, Inc. ●	1,160
25	Fiserv, Inc. ●	1,746
41	Global Payments, Inc.	1,756
3	Google, Inc. ●	2,089
54	IAC/InterActiveCorp.	2,830
101	iGate Corp. ●	1,606
31	Intuit, Inc.	1,810
56	LinkedIn Corp. ●	5,744
2	Mastercard, Inc.	1,043
301	Microsoft Corp.	8,877
252	Oracle Corp.	7,614
37	Paychex, Inc.	1,219
52	Rovi Corp. ●	693
32	Salesforce.com, Inc. ●	3,980
80	Solera Holdings, Inc.	3,142
14	Splunk, Inc. ●	397
60	Tibco Software, Inc. ●	1,690
171	TiVo, Inc. ●	1,486
158	VeriFone Systems, Inc. ●	5,743
39	VeriSign, Inc. ●	1,745
702	Western Union Co.	12,230
21	Wright Express Corp. ●	1,358
		112,096
	Technology Hardware and Equipment - 5.2%
32	3D Systems Corp. ●	1,211
131	Acme Packet, Inc. ●	2,076
15	Apple, Inc. ●	9,171
94	Arrow Electronics, Inc. ●	3,162
527	Cisco Systems, Inc.	8,410
305	Flextronics International Ltd. ●	1,952
61	Harris Corp.	2,545
599	Hon Hai Precision Industry Co., Ltd. ●	1,669
23	Jabil Circuit, Inc.	503
254	JDS Uniphase Corp. ●	2,496
316	Juniper Networks, Inc. ●	5,543
31	NetApp, Inc. ●	1,009
20	SanDisk Corp. ●	828
20	Stratasys, Inc. ●	1,209
25	Trimble Navigation Ltd. ●	1,102
30	Universal Display Corp. ●	968
		43,854
	Telecommunication Services - 0.2%
57	NII Holdings, Inc. Class B ●	382
305	Sprint Nextel Corp. ●	1,331
		1,713
	Transportation - 4.1%
33	Canadian National Railway Co.	2,903
17	Canadian Pacific Railway Ltd. ADR	1,383
87	Delta Air Lines, Inc. ●	840
80	Expeditors International of Washington, Inc.	2,860
31	FedEx Corp.	2,799

3

The Hartford Capital Appreciation II Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Transportation - 4.1% - (continued)
87	Hertz Global Holdings, Inc. ●		$984
741	JetBlue Airways Corp. ●		4,082
126	Knight Transportation, Inc.		1,932
253	Toll Holdings Ltd.		1,063
8	Union Pacific Corp.		938
306	United Continental Holdings, Inc. ●		5,778
101	United Parcel Service, Inc. Class B		7,631
108	US Airways Group, Inc. ●		1,241
			34,434
	Utilities - 0.7%
38	Entergy Corp.		2,791
23	Northeast Utilities		929
55	UGI Corp.		1,670
			5,390
	Total common stocks
	(cost $820,859)		$823,381

WARRANTS - 0.0%
	Pharmaceuticals, Biotechnology and Life Sciences - 0.0%
13	Novavax, Inc. ⌂●		$—

	Total warrants
	(cost $–)		$—

	Total long-term investments
	(cost $820,859)		$823,381

SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreements - 2.7%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $7,904, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $8,062)
$7,904	0.17%, 07/31/2012		$7,904
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $6,098, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $6,219)
6,098	0.18%, 07/31/2012		6,098
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $1,497, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $1,527)
1,497	0.19%, 07/31/2012		1,497
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $5,005, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13% -
3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% - 4.50%,
	2025 - 2042, value of $5,105)
5,005	0.19%, 07/31/2012		5,005
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $35, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $36)
35	0.17%, 07/31/2012		35
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $2,067, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $2,109)
2,067	0.19%, 07/31/2012		2,067
			22,606
	Total short-term investments
	(cost $22,606)		$22,606

	Total investments
	(cost $843,465) ▲	101.0%	$845,987
	Other assets and liabilities	(1.0)%	(8,781)
	Total net assets	100.0%	$837,206

4

The Hartford Capital Appreciation II Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $881,569 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$52,712
Unrealized Depreciation	(88,294)
Net Unrealized Depreciation	$(35,582)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2012, the aggregate value of these securities was $4,644, which represents 0.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $1,107, which represents 0.1% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $1,217, which represents 0.1% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $38 at July 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	727	Allstar Co.	$740
06/2007	1,405	Buck Holdings L.P.	521
07/2008	13	Novavax, Inc. Warrants	–
02/2008 - 05/2008	32	Oaktree Capital - 144A	894
06/2011	357	Sino Forest Corp. Class A	2,362
03/2007	59	Solar Cayman Ltd. - 144A	17

At July 31, 2012, the aggregate value of these securities was $4,644, which represents 0.6% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
AUD	BCLY	Sell	$71	$71	08/03/2012	$–
AUD	BOA	Buy	873	864	09/06/2012	9
AUD	CBK	Sell	873	805	09/06/2012	(68)
CAD	BCLY	Sell	21	21	08/03/2012	–

5

The Hartford Capital Appreciation II Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2012 - (continued)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
CAD	BCLY	Sell	$64	$64	08/02/2012	$–
CAD	CSFB	Sell	368	369	08/09/2012	1
CAD	GSC	Sell	1,395	1,399	08/09/2012	4
CAD	JPM	Buy	34	34	08/01/2012	–
CAD	UBS	Sell	1,027	1,029	08/09/2012	2
CHF	BOA	Sell	87	87	08/03/2012	–
CHF	BOA	Buy	16	16	08/03/2012	–
CHF	JPM	Buy	22	22	08/02/2012	–
CHF	JPM	Sell	126	127	08/02/2012	1
CHF	JPM	Sell	32	32	08/06/2012	–
EUR	BCLY	Sell	2,902	3,045	12/14/2012	143
EUR	CBK	Sell	2,085	2,190	12/14/2012	105
EUR	CBK	Sell	1,024	1,021	12/14/2012	(3)
EUR	CSFB	Sell	6,440	6,672	12/14/2012	232
EUR	DEUT	Buy	45	45	08/02/2012	–
EUR	DEUT	Sell	1,287	1,350	12/14/2012	63
EUR	DEUT	Sell	31	31	08/01/2012	–
EUR	DEUT	Sell	22	22	08/02/2012	–
EUR	JPM	Sell	203	203	08/02/2012	–
EUR	JPM	Sell	260	260	08/03/2012	–
EUR	MSC	Buy	10,625	11,273	12/14/2012	(648)
EUR	MSC	Sell	4,095	4,253	12/14/2012	158
EUR	UBS	Sell	4,350	4,524	12/14/2012	174
GBP	JPM	Buy	125	125	08/02/2012	–
GBP	JPM	Sell	12	12	08/02/2012	–
GBP	SCB	Sell	278	278	08/03/2012	–
HKD	MSC	Sell	26	26	08/02/2012	–
JPY	BCLY	Buy	160	160	08/03/2012	–
JPY	BCLY	Buy	738	693	12/14/2012	45
JPY	BCLY	Buy	84	84	08/02/2012	–
JPY	BCLY	Sell	2,827	2,788	12/14/2012	(39)
JPY	CBK	Buy	738	693	12/14/2012	45
JPY	CSFB	Buy	738	691	12/14/2012	47
JPY	DEUT	Buy	651	609	12/14/2012	42
JPY	DEUT	Sell	3,927	3,823	12/14/2012	(104)
JPY	MSC	Buy	738	691	12/14/2012	47
JPY	MSC	Sell	3,931	3,833	12/14/2012	(98)
JPY	UBS	Buy	1,664	1,571	12/14/2012	93
JPY	UBS	Sell	2,667	2,594	12/14/2012	(73)
NOK	BOA	Sell	5	5	08/02/2012	–
NOK	UBS	Sell	6	6	08/03/2012	–
SEK	UBS	Sell	205	205	08/03/2012	–
						$178

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Capital Appreciation II Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

7

The Hartford Capital Appreciation II Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$13,911	$12,933	$978	$–
Banks	16,687	13,294	3,393	–
Capital Goods	55,291	42,211	13,080	–
Commercial and Professional Services	11,123	11,123	–	–
Consumer Durables and Apparel	26,025	22,601	3,424	–
Consumer Services	15,139	12,145	2,994	–
Diversified Financials	43,694	37,011	5,576	1,107
Energy	85,362	71,110	14,252	–
Food and Staples Retailing	11,152	9,860	1,292	–
Food, Beverage and Tobacco	23,632	20,497	3,135	–
Health Care Equipment and Services	50,828	49,445	1,383	–
Household and Personal Products	3,231	3,231	–	–
Insurance	24,909	22,717	2,192	–
Materials	38,369	26,652	11,717	–
Media	32,667	32,667	–	–
Pharmaceuticals, Biotechnology and Life Sciences	86,514	75,724	10,790	–
Real Estate	18,458	9,328	9,130	–
Retailing	58,592	55,055	–	3,537
Semiconductors and Semiconductor Equipment	10,310	7,459	2,851	–
Software and Services	112,096	112,096	–	–
Technology Hardware and Equipment	43,854	42,185	1,669	–
Telecommunication Services	1,713	1,713	–	–
Transportation	34,434	33,371	1,063	–
Utilities	5,390	5,390	–	–
Total	823,381	729,818	88,919	4,644
Warrants	–	–	–	–
Short-Term Investments	22,606	–	22,606	–
Total	$845,987	$729,818	$111,525	$4,644
Foreign Currency Contracts*	1,211	–	1,211	–
Total	$1,211	$–	$1,211	$–
Liabilities:
Foreign Currency Contracts*	1,033	–	1,033	–
Total	$1,033	$–	$1,033	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

8

The Hartford Capital Appreciation II Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2012
Assets:
Common Stocks	$9,701	$1,578	$(943	)†	$—	$—	$(2,017)	$—	$(3,675)	$4,644
Total	$9,701	$1,578	$(943)		$—	$—	$(2,017)	$—	$(3,675)	$4,644

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $(943).

9

The Hartford Checks and Balances Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.1%
EQUITY FUNDS - 66.9%
17,245	The Hartford Capital Appreciation Fund, Class Y		$575,811
28,052	The Hartford Dividend and Growth Fund, Class Y		575,916
			1,151,727
	Total equity funds
	(cost $1,001,697)		$1,151,727

FIXED INCOME FUNDS - 33.2%
50,588	The Hartford Total Return Bond Fund, Class Y		$570,126

	Total fixed income funds
	(cost $539,515)		$570,126

	Total investments in affiliated investment companies
	(cost $1,541,212)		$1,721,853

	Total long-term investments
	(cost $1,541,212)		$1,721,853

	Total investments
	(cost $1,541,212) ▲	100.1%	$1,721,853
	Other assets and liabilities	(0.1)%	(893)
	Total net assets	100.0%	$1,720,960

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $1,609,384 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$112,469
Unrealized Depreciation	—
Net Unrealized Appreciation	$112,469

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$1,721,853	$1,721,853	$–	$–
Total	$1,721,853	$1,721,853	$–	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

1

The Hartford Conservative Allocation Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.1%
EQUITY FUNDS - 30.3%
225	The Hartford Capital Appreciation Fund, Class Y		$7,523
710	The Hartford Dividend and Growth Fund, Class Y		14,579
692	The Hartford Emerging Markets Research Fund, Class Y		5,519
3,276	The Hartford Global Real Asset Fund, Class Y		33,614
889	The Hartford International Opportunities Fund, Class Y		12,620
358	The Hartford International Small Company Fund, Class Y		4,356
199	The Hartford MidCap Value Fund, Class Y		2,479
116	The Hartford Small Company Fund, Class Y		2,467
			83,157
	Total equity funds
	(cost $79,714)		$83,157

FIXED INCOME FUNDS - 69.8%
2,593	The Hartford Alternative Strategies Fund, Class Y		$27,486
4,924	The Hartford Inflation Plus Fund, Class Y		62,286
584	The Hartford Strategic Income Fund, Class Y		5,544
3,401	The Hartford Total Return Bond Fund, Class Y		38,328
5,446	The Hartford World Bond Fund, Class Y		57,622
			191,266
	Total fixed income funds
	(cost $183,228)		$191,266

	Total investments in affiliated investment companies
	(cost $262,942)		$274,423

	Total long-term investments (cost $262,942)		$274,423

	Total investments
	(cost $262,942) ▲	100.1%	$274,423
	Other assets and liabilities	(0.1)%	(297)
	Total net assets	100.0%	$274,126

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $264,813 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,516
Unrealized Depreciation	(1,906)
Net Unrealized Appreciation	$9,610

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Conservative Allocation Fund

Schedule of Investments — (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$274,423	$274,423	$–	$–
Total	$274,423	$274,423	$–	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

2

The Hartford Disciplined Equity Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.5%
	Automobiles and Components - 0.6%
66	Ford Motor Co. w/ Rights	$609

	Banks - 4.7%
26	BB&T Corp.	822
25	PNC Financial Services Group, Inc.	1,474
70	Wells Fargo & Co.	2,377
		4,673
	Capital Goods - 8.6%
23	AMETEK, Inc.	726
9	Boeing Co.	692
6	Caterpillar, Inc.	464
10	Cooper Industries plc Class A	752
12	Dover Corp.	659
58	General Electric Co.	1,211
13	Illinois Tool Works, Inc.	695
6	Parker-Hannifin Corp.	486
8	TransDigm Group, Inc. ●	959
19	United Technologies Corp.	1,422
3	W.W. Grainger, Inc.	563
		8,629
	Commercial and Professional Services - 1.7%
19	Equifax, Inc. ●	870
14	Towers Watson & Co.	812
		1,682
	Consumer Durables and Apparel - 1.1%
14	PVH Corp. Θ	1,102

	Consumer Services - 1.5%
16	McDonald's Corp.	1,456

	Diversified Financials - 5.0%
13	Ameriprise Financial, Inc.	690
113	Bank of America Corp.	829
3	BlackRock, Inc.	565
32	Citigroup, Inc.	876
39	JP Morgan Chase & Co.	1,408
41	SLM Corp.	663
		5,031
	Energy - 9.3%
11	Anadarko Petroleum Corp. Θ	787
11	Chevron Corp.	1,190
28	Cobalt International Energy, Inc. ●	699
19	ConocoPhillips Holding Co.	1,060
22	Exxon Mobil Corp.	1,915
15	Halliburton Co.	492
11	National Oilwell Varco, Inc.	778
15	Newfield Exploration Co. ●	460
16	Occidental Petroleum Corp.	1,395
13	Phillips 66	502
		9,278
	Food and Staples Retailing - 3.7%
11	Costco Wholesale Corp.	1,080
30	CVS Caremark Corp.	1,370
34	Walgreen Co.	1,253
		3,703
	Food, Beverage and Tobacco - 6.8%
37	Altria Group, Inc.	1,345
9	Lorillard, Inc.	1,096
25	PepsiCo, Inc.	1,792
28	Philip Morris International, Inc.	2,528
		6,761
	Health Care Equipment and Services - 4.0%
15	Covidien plc	836
11	McKesson Corp.	1,031
14	St. Jude Medical, Inc.	533
30	UnitedHealth Group, Inc.	1,547
		3,947
	Household and Personal Products - 1.2%
15	Energizer Holdings, Inc. ●	1,194

	Insurance - 1.6%
11	ACE Ltd.	818
27	MetLife, Inc.	829
		1,647
	Materials - 2.1%
34	Dow Chemical Co.	987
12	Newmont Mining Corp.	549
4	Sherwin-Williams Co.	558
		2,094
	Media - 1.1%
23	Viacom, Inc. Class B	1,072

	Pharmaceuticals, Biotechnology and Life Sciences - 11.5%
14	Agilent Technologies, Inc.	531
16	Amgen, Inc.	1,303
5	Biogen Idec, Inc. ●	753
31	Eli Lilly & Co.	1,349
35	Forest Laboratories, Inc. ●	1,173
22	Gilead Sciences, Inc. ●	1,210
68	Merck & Co., Inc.	3,007
4	Regeneron Pharmaceuticals, Inc. ●	473
13	Salix Pharmaceuticals Ltd. ●	564
14	Watson Pharmaceuticals, Inc. ●	1,088
		11,451
	Retailing - 6.1%
19	Abercrombie & Fitch Co. Class A Θ	641
6	Amazon.com, Inc. ●Θ	1,459
40	Lowe's Co., Inc.	1,011
20	Ross Stores, Inc.	1,301
38	TJX Cos., Inc.	1,700
		6,112
	Semiconductors and Semiconductor Equipment - 0.8%
21	Avago Technologies Ltd.	770

	Software and Services - 14.6%
24	Accenture plc	1,462
78	Activision Blizzard, Inc.	940
18	Automatic Data Processing, Inc.	1,005
28	eBay, Inc. ●Θ	1,240
7	Factset Research Systems, Inc.	626
2	Google, Inc. ●	1,310
20	Intuit, Inc.	1,169
2	Mastercard, Inc.	760
75	Microsoft Corp.	2,198

1

The Hartford Disciplined Equity Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.5% - (continued)
	Software and Services - 14.6% - (continued)
63	Oracle Corp.		$1,903
8	Teradata Corp. ●		524
32	VeriSign, Inc. ●		1,409
			14,546
	Technology Hardware and Equipment - 6.6%
8	Apple, Inc. ●		4,580
42	EMC Corp. ●		1,095
15	Qualcomm, Inc.		924
			6,599
	Telecommunication Services - 0.7%
18	AT&T, Inc.		696

	Utilities - 3.2%
24	American Electric Power Co., Inc.		1,022
10	NextEra Energy, Inc.		743
49	Xcel Energy, Inc.		1,437
			3,202
	Total common stocks
	(cost $82,947)		$96,254

	Total long-term investments (cost $82,947)		$96,254

SHORT-TERM INVESTMENTS - 2.9%
Repurchase Agreements - 2.9%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $1,018, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $1,038)
$1,018	0.17%, 07/31/2012		$1,018
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $785, collateralized by FHLMC
2.54% - 3.50%, 2040 - 2041, FNMA 2.32% -
4.00%, 2027 - 2042, GNMA 4.00%, 2041,
	value of $801)
785	0.18%, 07/31/2012		785
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $193, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $197)
193	0.19%, 07/31/2012		193
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $645, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13% -
3.25%, 2012 - 2027, FHLMC 4.00% - 6.00%,
2013 - 2041, FNMA 4.00% - 4.50%,
	2025 - 2042, value of $657)
644	0.19%, 07/31/2012		644
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $5, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $5)
5	0.17%, 07/31/2012		5
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $266, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $272)
266	0.19%, 07/31/2012		266
2911			2,911
	Total short-term investments
	(cost $2,911)		$2,911

	Total investments
	(cost $85,858) ▲	99.4%	$99,165
	Other assets and liabilities	0.6%	590
	Total net assets	100.0%	$99,755

2

The Hartford Disciplined Equity Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $86,015 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$14,975
Unrealized Depreciation	(1,825)
Net Unrealized Appreciation	$13,150

●	Non-income producing.

Θ	At July 31, 2012, this security, or a portion of this security, is designated to cover written call options in the table below:

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Abercrombie & Fitch Co.	Equity	$100.00	08/18/2012	26	$1	$2	$1
Amazon.com, Inc.	Equity	$250.00	08/18/2012	4	1	2	1
Anadarko Petroleum Corp.	Equity	$77.50	08/18/2012	13	–	–	–
eBay, Inc.	Equity	$45.00	08/18/2012	23	2	1	(1)
PVH Corp.	Equity	$85.00	08/18/2012	12	1	2	1
					$5	$7	$2

*	The number of contracts does not omit 000's. Number of contracts shown in U.S. dollars unless otherwise noted.

Written Put Option Contracts Outstanding at July 31, 2012

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Activision Blizzard, Inc.	Equity	$11.00	08/18/2012	82	$1	$1	$–
Agilent Technologies, Inc.	Equity	$33.00	08/18/2012	24	–	1	1
Citigroup, Inc.	Equity	$22.00	08/18/2012	36	–	1	1
MetLife, Inc.	Equity	$26.00	09/22/2012	32	1	1	–
National Oilwell Varco, Inc.	Equity	$55.00	08/18/2012	15	–	1	1
					$2	$5	$3

*	The number of contracts does not omit 000's. Number of contracts shown in U.S. dollars unless otherwise noted.

Cash of $516 was pledged as collateral for open written put option contracts at July 31, 2012.

Futures Contracts Outstanding at July 31, 2012

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 (E-Mini) Future	16	Long	09/21/2012	$1,100	$1,058	$42

*	The number of contracts does not omit 000's.

Cash of $56 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at July 31, 2012.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Disciplined Equity Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$96,254	$96,254	$–	$–
Short-Term Investments	2,911	–	2,911	–
Total	$99,165	$96,254	$2,911	$–
Futures *	42	42	–	–
Written Options *	6	6	–	–
Total	$48	$48	$–	$–
Liabilities:
Written Options *	1	1	–	–
Total	$1	$1	$–	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

The Hartford Diversified International Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.7%
	Argentina - 0.0%
1	YPF Sociedad Anonima ADR	$8

	Australia - 2.3%
31	Aquarius Platinum Ltd.	19
3	Bank of Queensland Ltd.	23
5	Caltex Australia Ltd.	80
4	Domino's Pizza Enterprises Ltd.	38
4	Energy Resources of Australia Ltd.	6
8	Karoon Gas Australia Ltd. ●	30
1	Monadelphous Group Ltd.	30
8	Myer Holdings Ltd.	16
9	NRW Holdings Ltd.	27
9	Perseus Mining Ltd. ●	21
2	QR National Ltd.	6
5	Transurban Group	30
5	Westfield Group	54
2	Westfield Retail Trust	7
24	Whitehaven Coal Ltd.	92
1	Woolworths Ltd.	40
		519
	Austria - 0.0%
–	Osterreichische Post AG	10

	Belgium - 1.6%
42	Ageas	83
5	Agfa Gevaert N.V. ●	7
1	Anheuser-Busch InBev N.V.	74
1	Delhaize-Le Lion S.A.	19
1	Nyrstar N.V. - Strip VVPR ●	–
4	UCB S.A.	176
		359
	Brazil - 3.1%
5	Banco do Estado do Rio Grande do Sul S.A.	36
16	Banco Santander Brasil S.A.	121
3	BR Malls Participacoes S.A.	36
6	BR Properties S.A.	72
10	Brasil Insurance Participacoes e Administracao S.A.	92
3	CCR S.A.	26
1	Cia de Bebidas das Americas ADR	26
1	Cia de Saneamento Basico do Estado de Sao Paulo	25
–	Cia de Saneamento Basico do Estado de Sao Paulo ADR	8
1	Cia. Hering	22
2	Localiza Rent a Car S.A.	25
2	Mills Estruturas e Servicos de Engenharia S.A.	27
4	Petroleo Brasileiro S.A. ADR	79
1	Santos Brasil Participacoes S.A.	21
1	Totvs S.A.	20
2	Ultrapar Participacoes S.A.	35
1	Valid Solucoes S.A.	14
		685
	Canada - 3.6%
3	Advantage Oil & Gas Ltd. ●	12
5	AuRico Gold, Inc. ●	32
2	Barrick Gold Corp.	71
–	Constellation Software, Inc.	19
4	Continental Gold Ltd. ●	25
2	EcoSynthetix, Inc. ●	5
1	EnCana Corp.	24
2	First Quantum Minerals Ltd.	27
4	Imperial Oil Ltd.	154
7	Methanex Corp.	197
2	Northern Dynasty Minerals Ltd. ●	5
3	Osisko Mining Corp. ●	25
2	Pacific Rubiales Energy Corp.	53
2	Painted Pony Petroleum Ltd. ●	16
1	Potash Corp. of Saskatchewan, Inc.	31
1	Progress Energy Resources Co.	31
2	Thomson Reuters Corp.	44
1	Tourmaline Oil Corp. ●	20
3	Uranium Participation Corp. ●	15
		806
	Chile - 0.2%
1	Sociedad Quimica Y Minera de Chile S.A.	36

	China - 3.3%
5	Anhui Conch Cement Co., Ltd.	14
–	Baidu, Inc. ADR ●	45
94	China Construction Bank	63
12	China Pacific Insurance	39
65	China Shanshui Cement Group	37
11	China Shenhua Energy Co., Ltd.	39
3	Ctrip.com International Ltd. ADR ●	37
68	Dongfeng Motor Group Co., Ltd.	93
4	Focus Media Holding Ltd. ADR	79
2	Giant Interactive Group, Inc. ADR	9
12	Golden Eagle Retail Group Ltd.	22
181	Greatview Aseptic Packaging Co., Ltd. ●	87
2	Hisoft Technology International Ltd. ADR ●	20
89	Maoye International Holdings	14
1	Netease.com, Inc. ADR ●	32
1	New Oriental Education & Technology Group, Inc. ADR ●	10
1	Perfect World Co., Ltd. ADR	12
77	Sinotrans Ltd.	9
2	Sinovac Biotech Ltd. ●	5
1	Sohu.com, Inc. ●	31
5	Stella International Holdings Ltd.	11
1	Tencent Holdings Ltd.	25
		733
	Colombia - 1.0%
9	Almacenes Exito S.A.	163
3	Cementos Argos S.A.	13
1	Ecopetrol S.A. ADR	30
1	Inversiones Argos S.A.	10
		216
	Denmark - 0.4%
–	Carlsberg A/S Class B	30
3	DSV A/S	61
–	H. Lundbeck A/S	8
		99
	Finland - 0.4%
–	Kone Oyj Class B	25
1	Outotec Oyj	64
		89
	France - 8.2%
–	Air Liquide	18

1

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.7% - (continued)
	France - 8.2% - (continued)
3	Alcatel-Lucent ●	$4
1	Alten Ltd.	22
5	BNP Paribas	189
–	Bureau Veritas S.A.	25
2	Capital Gemini S.A.	58
–	Christian Dior	37
–	Cie Generale d'Optique Essilor International S.A.	15
–	Ciments Francais S.A.	5
5	Club Mediterranee ●	84
1	Compagnie De Saint-Gobain	41
–	Dassault Systemes S.A.	22
–	Devoteam S.A.	5
–	Edenred	10
1	France Telecom S.A.	19
4	Gaz de France	93
1	GFI Informatique S.A.	2
4	Groupe Danone	214
1	Lagardere S.C.A.	21
1	Legrand S.A.	40
1	LVMH Moet Hennessy Louis Vuitton S.A.	106
1	Michelin (C.G.D.E.) Class B	66
–	Pernod-Ricard S.A.	12
13	Peugeot S.A.	100
3	Renault S.A.	114
2	Safran S.A.	79
1	Sanofi-Aventis S.A.	53
1	Schneider Electric S.A.	77
2	Societe Generale Class A	42
–	Sodexo, Inc.	22
1	Thales S.A.	27
1	Total S.A.	67
–	Unibail-Rodamco SE	9
2	Vinci S.A.	69
1	Vivendi S.A.	19
–	Zodiac Aerospace	39
		1,825
	Germany - 5.2%
–	Adidas AG	24
–	Allianz SE	31
1	BASF SE	83
–	Bertrandt AG	14
1	Brenntag AG	128
1	Continental AG	64
1	Daimler AG	28
2	Deutsche Lufthansa AG	30
3	Deutsche Post AG	55
3	E.On AG	60
–	ElringKlinger AG	12
1	GEA Group AG	31
–	Gerresheimer AG	15
2	GSW Immobilien AG	55
1	HeidelbergCement AG	24
–	Hugo Boss AG	25
13	Infineon Technologies AG	93
–	MTU Aero Engines Holdings AG	17
–	Pfeiffer Vacuum Technology AG	9
–	Rational AG	7
1	RWE AG	49
–	Salzgitter AG	17
2	SAP AG	146
1	Siemens AG	66
4	ThyssenKrupp AG	73
		1,156
	Greece - 0.1%
2	JUMBO S.A.	9
1	Opap S.A.	5
		14
	Hong Kong - 5.2%
27	AAC Technologies Holdings, Inc.	79
48	AIA Group Ltd.	166
28	AMVIG Holdings Ltd.	12
12	ASM Pacific Technology Ltd.	148
18	Cathay Pacific Airways Ltd.	30
80	China High Precision Automation Group Ltd. ⌂†	11
1	China Mobile Ltd. ADR	52
19	China Overseas Grand Oceans Group Ltd.	17
38	China State Construction International Holdings Ltd.	39
19	China Unicom Ltd.	28
13	Clear Media Ltd.	8
21	Dah Chong Hong Holdings Ltd.	18
3	Dah Sing Financial Group	10
30	Daphne International Holdings Ltd.	30
11	Esprit Holdings Ltd.	14
56	Golden Meditech Co., Ltd. ●	6
121	Guangdong Investment Ltd.	87
214	Huabao International Holdings Ltd.	94
37	Intime Department Store	35
12	Link REIT	50
13	MGM China Holdings Ltd.	17
6	Minth Group Ltd.	6
12	NagaCorp Ltd.	6
13	Nine Dragons Paper Holdings	6
9	Samsonite International S.A.	16
10	Shanghai Industrial Holdings Ltd.	26
4	Shangri-La Asia Ltd.	9
35	Techtronic Industries Co., Ltd.	47
29	Vinda International Holdings Ltd.	48
32	Xingda International Holdings	11
39	Zhongsheng Group Holdings Ltd.	41
		1,167
	India - 0.7%
5	Bharti Televentures	28
1	Canara Bank Ltd.	6
1	Corp. Bank	9
1	Grasim Industries Ltd.	33
4	Indian Overseas Bank	5
4	Karnataka Bank Ltd. ●	8
5	Reliance Industries Ltd.	68
		157
	Indonesia - 1.0%
264	Bumi Serpong Damai PT	32
119	Perusahaan Perkebunan London Sumatra Indonesia Tbk	34
85	PT Bank Negara Indonesia Tbk	35
14	PT Gudang Garam Tbk	85
31	Semen Gresik Tbk	42
		228

2

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.7% - (continued)
	Ireland - 1.0%
14	AER Lingus Group plc ●	$19
2	Elan Corp. plc ●	26
7	Elan Corp. plc ADR ●	75
4	Experian plc	63
4	Grafton Group plc	15
3	Smurfit Kappa Group plc ●	25
		223
	Israel - 1.1%
1	Check Point Software Technologies Ltd. ADR ●	34
1	EZchip Semiconductor Ltd. ●	33
2	Orbotech Ltd. ●	13
4	Teva Pharmaceutical Industries Ltd. ADR	174
		254
	Italy - 1.1%
1	Ansaldo STS S.p.A.	10
1	Azimut Holding S.p.A.	14
3	Banche Popolari Unite Scpa	10
1	Brunello Cucinelli S.p.A. ●	9
2	Buzzi Unicem S.p.A.	20
1	Eni S.p.A.	30
5	Finmeccanica S.p.A.	20
6	Geox S.p.A.	13
14	Intesa Sanpaolo	18
2	Italcementi S.p.A.	9
14	Maire Tecnimont S.p.A.	10
3	Salvatore Ferragamo Italia S.p.A.	58
7	Saras S.p.A.	7
6	Unicredit S.p.A.	22
		250
	Japan - 15.4%
3	Acom Co., Ltd.	54
1	AEON Delight Co., Ltd.	16
2	Aizawa Securities Co., Ltd.	5
–	Alfresa Holdings Corp.	21
–	Alpha Systems, Inc.	5
5	Amada Co., Ltd.	24
1	Benesse Holdings, Inc.	40
4	Bridgestone Corp.	89
1	Canon, Inc.	40
1	Cawachi Ltd.	12
1	Chubu Electric Power Co., Inc.	15
1	Chubu Steel Plate Co., Ltd.	5
–	Cyberagent, Inc.	45
5	Daiichi Sankyo Co., Ltd.	84
1	Daito Trust Construction Co., Ltd.	100
2	DeNa Co., Ltd.	41
2	Don Quijote Co.	55
–	Doshisha Co., Ltd.	12
1	DTS Corp.	14
–	East Japan Railway Co.	16
2	Eighteenth (The) Bank Ltd.	5
6	Eisai Co., Ltd.	246
–	En-Japan, Inc.	7
3	Exedy Corp.	52
–	Fuji Media Holdings, Inc.	14
3	Fuji Photo Film Co., Ltd.	47
1	Fukuyama Transporting Co., Ltd.	6
–	Gendai Agency, Inc.	6
2	Higashi-Nippon Bank Ltd.	4
–	Hitachi Transport System Ltd.	6
3	Hosiden Corp.	16
–	Inpex Corp.	56
6	Isuzu Motors Ltd.	31
1	Japan Digital Laboratory Co., Ltd.	9
1	Japan Petroleum Exploration Co., Ltd.	19
1	Japan Tobacco, Inc.	19
22	JX Holdings, Inc.	106
3	Kakaku.com, Inc.	89
1	Komatsu Ltd.	21
2	Komori Corp.	11
4	Konami Corp.	86
2	K's Holdings Corp.	65
–	M3, Inc.	42
1	Medipal Holdings Corp.	13
1	Meitec Corp.	17
2	Mimasu Semiconductor Industry Co., Ltd.	12
1	Miraial Co., Ltd.	10
6	Mitsubishi Chemical Holdings	25
3	Mitsubishi Electric Corp.	21
7	Mitsubishi Gas Chemical Co.	40
58	Mitsubishi UFJ Financial Group, Inc.	279
1	Mitsui Fudosan Co., Ltd.	16
2	NEXT Co., Ltd.	10
1	Nichii Gakkan Co.	6
–	Nidec Corp.	17
2	Nishimatsuya Chain Co., Ltd.	15
4	Nissan Motor Co., Ltd.	38
–	Nitto Denko Corp.	17
2	NSD Co., Ltd.	17
3	Oita Bank Ltd.	10
1	Olympus Corp.	21
1	Ono Pharmaceutical Co., Ltd.	47
–	Opt, Inc.	7
–	Pal Co., Ltd.	19
1	Point, Inc.	18
1	Pola Orbis Holdings, Inc.	47
–	Proto Corp.	13
4	Rakuten, Inc.	37
1	Rohm Co., Ltd.	18
2	Roland Corp.	12
–	Secom Co., Ltd.	13
4	Sega Sammy Holdings, Inc.	77
1	Seino Holdings Corp.	5
–	Septeni Holdings Co., Ltd.	3
1	Seven & I Holdings Co., Ltd.	41
3	Shin-Etsu Polymer Co., Ltd.	11
2	Shinkawa Ltd.	11
2	Shinko Electric Industries Co., Ltd.	17
11	Shionogi & Co., Ltd.	150
–	Simplex Holdings, Inc.	14
4	Stanley Electric Co., Ltd.	66
5	Sumco Corp.	41
1	Sumitomo Mitsui Financial Group, Inc.	32
–	Suzuken Co., Ltd.	11
2	T&D Holdings, Inc.	20
3	Tochigi (The) Bank Ltd.	10
–	Toei Animation Co., Ltd.	4
3	Tokai Rika Co., Ltd.	43
1	Tokyo Electron Ltd.	33
12	Tokyo Gas Co., Ltd.	62
1	Tokyo Seimitsu Co., Ltd.	9

3

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.7% - (continued)
	Japan - 15.4% - (continued)
1	Toyoda Gosei Co., Ltd.	$30
2	Toyota Boshoku Corp.	22
2	Toyota Motor Corp.	82
1	Tri-Stage, Inc.	7
–	Tsuruha Holdings, Inc.	6
2	Ushio, Inc.	19
–	Yahoo Japan Corp.	29
2	Yamanashi (The) Chuo Bank Ltd.	8
3	Yamato Kogyo Co.	76
1	Zuken, Inc.	7
		3,417
	Malaysia - 1.4%
168	AirAsia Berhad	200
35	Axiata Group Berhad	65
52	IHH Healthcare Bhd ●	53
		318
	Mexico - 1.5%
10	Alpek S.A. de C.V. ●	23
6	America Movil S.A.B. de C.V. ADR ‡	152
4	Cemex S.A. ●	28
16	Empresas ICA, S.A.B. de C.V. ●	27
–	Fomento Economico Mexicano S.A.B. de C.V. ADR	20
7	Grupo Financiero Banorte S.A.	36
11	Grupo Mexico S.A.B. de C.V.	30
10	Wal-Mart de Mexico S.A.B. de C.V.	27
		343
	Netherlands - 3.0%
11	AerCap Holdings N.V. ●	122
1	Akzo Nobel N.V.	42
3	ASML Holding N.V.	148
1	Delta Lloyd N.V.	14
–	European Aeronautic Defence & Space Co. N.V.	16
–	Fugro N.V. CVA	23
22	ING Groep N.V. ●	145
2	Koninklijke Philips Electronics N.V.	42
1	NXP Semiconductors N.V. ●	15
1	Royal Dutch Shell plc B Shares	23
1	Unilever N.V. CVA	43
1	Wolters Kluwer N.V.	24
–	Ziggo N.V. ●	8
		665
	Norway - 1.9%
–	Kongsberg Gruppen ASA	8
7	Petroleum Geo-Services ASA	98
4	Statoil ASA	88
4	Storebrand ASA	13
12	Telenor ASA	205
		412
	Panama - 0.7%
2	Copa Holdings S.A. Class A	145

	Papua New Guinea - 0.5%
2	New Britain Palm Oil Ltd.	30
12	Oil Search Ltd.	90
		120
	Peru - 0.3%
9	Alicorp S.A.	24
–	Credicorp Ltd.	28
4	Gran Y Montero S.A.	13
		65
	Philippines - 0.4%
176	Robinsons Land Corp.	82

	Poland - 0.0%
1	Warsaw Stock Exchange	6

	Portugal - 0.3%
2	Galp Energia SGPS S.A.	23
1	Jeronimo Martins	14
9	Portugal Telecom SGPS S.A.	38
		75
	Singapore - 0.8%
15	Fortune REIT	11
18	Hutchinson Port Holdings Trust	13
–	Jardine Cycle & Carriage Ltd.	15
13	Oversea-Chinese Banking Corp., Ltd.	99
15	StarHub Ltd.	46
		184
	South Africa - 0.2%
1	Naspers Ltd.	27
8	Raubex Group Ltd.	14
		41
	South Korea - 4.6%
–	Amorepacific Corp.	35
–	CJ O Shopping Co., Ltd.	34
1	Daum Communications Corp.	70
1	Fila Korea Ltd.	34
–	GS Holdings Corp.	23
–	GS Home Shopping, Inc.	19
4	Hana Financial Holdings	124
–	Hyundai Department Store Co., Ltd.	31
1	Hyundai Home Shopping Network Corp.	54
1	Hyundai Motor Co., Ltd.	117
1	KB Financial Group, Inc.	45
1	KT Corp. ADR	21
–	KT&G Corp.	20
1	LIG Insurance Co., Ltd.	12
–	Lotte Shopping Co.	22
–	Mando Corp.	39
–	NHN Corp.	41
–	Samsung Electronics Co., Ltd.	148
–	Samsung Engineering Co., Ltd.	29
1	Shinhan Financial Group Co., Ltd.	34
1	SK Telecom Co., Ltd.	77
		1,029
	Spain - 0.9%
3	Almirall S.A. ●	26
1	Industria de Diseno Textil S.A.	55
8	Repsol S.A.	125
		206
	Sweden - 2.6%
3	Alfa Laval AB	46
4	Assa Abloy Ab	107
3	Atlas Copco Ab	65
1	Axis Communications AB	23
4	Electrolux AB Series B	79

4

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.7% - (continued)
	Sweden - 2.6% - (continued)
1	Hennes & Mauritz Ab	$54
1	Sandvik AB	20
2	Skf AB B Shares	49
1	Swedish Match Ab	37
5	Tele2 Ab B Shares	89
		569
	Switzerland - 3.8%
2	Adecco S.A.	69
–	Belimon Holding AG	7
1	Cie Financiere Richemont	46
–	Galenica AG	21
2	GAM Holding Ltd.	17
–	Inficon Holdings AG	3
1	Julius Baer Group Ltd.	25
–	Kuehne & Nagel International AG	14
–	Lindt & Spruengli AG	12
2	Micronas Semiconductor Holding AG	16
–	Panalpina Welttransport Holding AG	12
1	Roche Holding AG	168
–	SGS S.A.	24
–	Swatch Group AG	27
4	Swiss Re Ltd. ☼	223
–	Tecan Group AG	13
3	Temenos Group AG ●	37
10	UBS AG	100
		834
	Taiwan - 1.2%
12	Chroma Ate, Inc.	26
18	Hon Hai Precision Industry Co., Ltd. ●	50
12	Synnex Technology International Corp.	27
27	Taiwan Semiconductor Manufacturing Co., Ltd.	73
4	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	49
34	WPG Holdings Co., Ltd.	36
		261
	Thailand - 0.8%
168	Asian Property Development Public Co., Ltd.	39
23	Bank of Ayudhya plc	24
8	Kasikornbank Public Co., Ltd.	45
8	PTT Chemical Public Co., Ltd. ●	16
17	Total Access Communication Public Co., Ltd.	45
		169
	Turkey - 0.3%
15	Akbank T.A.S	55

	United Kingdom - 15.3%
6	Amlin plc	33
3	Anglo American plc	79
11	Arm Holdings plc	93
1	AstraZeneca plc	54
3	AstraZeneca plc ADR	126
4	Babcock International Group plc	55
10	BAE Systems plc	50
10	Barclays Bank plc ADR	27
11	BG Group plc	219
1	BHP Billiton plc	31
32	BP plc	213
6	British American Tobacco plc	318
9	Britvic plc	44
2	Burberry Group plc	44
9	Capita plc	103
3	Catlin Group Ltd.	20
6	Compass Group plc	60
–	Croda International plc	18
3	CSR plc	14
2	easyJet plc	13
1	Ensco plc	65
3	Fresnillo plc	76
2	GlaxoSmithKline plc	50
3	Hammerson plc	22
12	Hays plc	14
12	Home Retail Group	14
17	HSBC Holdings plc	139
8	ICAP plc	39
6	Imperial Tobacco Group plc	221
11	International Consolidated Airlines Group S.A. ●	27
–	Intertek Group plc	20
1	Jardine Lloyd Thompson Group plc	14
11	Lancashire Holdings Ltd.	133
5	Marks & Spencer Group plc	27
5	Mothercare plc	14
6	NMC Health plc ●	20
3	Paragon Group Companies plc	10
7	Persimmon plc	68
4	Prudential plc	42
1	Reckitt Benckiser Group plc	37
6	Redrow plc ●	12
1	Renishaw plc	17
3	Rexam plc	24
1	Rio Tinto plc	60
2	Rolls-Royce Holdings plc	28
–	Rotork plc	10
4	Severn Trent plc	114
13	SIG plc	19
2	Smith & Nephew plc	17
1	Spectris plc	33
1	Spirax-Sarco Engineering plc	16
5	Standard Chartered plc	122
13	Tesco plc	64
23	Thomas Cook Group plc	6
–	Victrex plc	9
1	Virgin Media, Inc.	38
54	Vodafone Group plc	154
		3,409
	United States - 0.3%
1	Liberty Global, Inc. ●	52
1	NII Holdings, Inc. Class B ●	5
		57
	Total common stocks
	(cost $21,782)	$21,296

5

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
EXCHANGE TRADED FUNDS - 1.3%
	United States - 1.3%
8	iShares MSCI ACWI Index Fund		$291

	Total exchange traded funds
	(cost $301)		$291

	Total long-term investments
	(cost $22,083)		$21,587

SHORT-TERM INVESTMENTS - 2.9%
	Repurchase Agreements - 2.9%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $223, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $227)
$223	0.17%, 07/31/2012		$223
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $172, collateralized by FHLMC
2.54% - 3.50%, 2040 - 2041, FNMA 2.32%
- 4.00%, 2027 - 2042, GNMA 4.00%, 2041,
	value of $175)
172	0.18%, 07/31/2012		172
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $42, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $43)
42	0.19%, 07/31/2012		42
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $141, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13% -
3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% - 4.50%,
	2025 - 2042, value of $144)
141	0.19%, 07/31/2012		141
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $1, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $1)
1	0.17%, 07/31/2012		1
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $58, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $59)
58	0.19%, 07/31/2012		58
			637
	Total short-term investments
	(cost $637)		$637

	Total investments
	(cost $22,720) ▲	99.9%	$22,224
	Other assets and liabilities	0.1%	19
	Total net assets	100.0%	$22,243

6

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $23,129 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,606
Unrealized Depreciation	(2,511)
Net Unrealized Depreciation	$(905)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2012, the aggregate value of these securities was $11, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $4 at July 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
09/2011 - 10/2011	80	China High Precision Automation Group Ltd.	$31

At July 31, 2012, the aggregate value of these securities was $11, which rounds to zero percent of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
AUD	JPM	Sell	$24	$24	08/01/2012	$–
AUD	JPM	Buy	10	10	08/01/2012	–
CAD	BMO	Sell	53	53	08/16/2012	–
CAD	JPM	Buy	26	26	08/01/2012	–
CAD	RBC	Buy	53	52	08/16/2012	1
CHF	CSFB	Sell	11	11	01/28/2013	–
CHF	JPM	Buy	4	4	08/02/2012	–
EUR	GSC	Buy	14	14	08/01/2012	–
EUR	JPM	Buy	4	4	08/03/2012	–
EUR	JPM	Sell	–	–	08/02/2012	–
EUR	JPM	Sell	7	7	08/03/2012	–
EUR	UBS	Buy	27	27	08/01/2012	–
GBP	WEST	Sell	40	40	08/01/2012	–
GBP	WEST	Buy	23	23	08/01/2012	–
HKD	MSC	Buy	6	6	08/01/2012	–
JPY	BCLY	Sell	65	63	09/14/2012	(2)
JPY	BCLY	Buy	20	20	08/01/2012	–
JPY	BOA	Sell	53	54	08/15/2012	1
JPY	DEUT	Sell	176	169	10/18/2012	(7)
JPY	DEUT	Sell	138	138	02/01/2013	–
JPY	JPM	Sell	126	130	08/01/2012	4

7

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2012 - (continued)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
JPY	UBS	Sell	$29	$28	08/07/2012	$(1)
NOK	BOA	Buy	4	4	08/01/2012	–
SEK	BOA	Buy	4	4	08/01/2012	–
SEK	UBS	Buy	10	10	08/03/2012	–
						$(4)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BOA	Banc of America Securities LLC
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

Index Abbreviations:
ACWI	All Country World

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

8

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Diversification by Industry
as of July 31, 2012
Industry (Sector)	Percentage of Net Assets
Automobiles and Components (Consumer Discretionary)	4.9%
Banks (Financials)	7.8
Capital Goods (Industrials)	7.7
Commercial and Professional Services (Industrials)	2.1
Consumer Durables and Apparel (Consumer Discretionary)	3.5
Consumer Services (Consumer Discretionary)	1.5
Diversified Financials (Financials)	1.9
Energy (Energy)	9.2
Food and Staples Retailing (Consumer Staples)	1.7
Food, Beverage and Tobacco (Consumer Staples)	5.7
Health Care Equipment and Services (Health Care)	1.0
Household and Personal Products (Consumer Staples)	0.8
Insurance (Financials)	4.2
Materials (Materials)	7.8
Media (Consumer Discretionary)	1.8
Other Investment Pools and Funds (Financials)	1.3
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	6.8
Real Estate (Financials)	2.7
Retailing (Consumer Discretionary)	3.4
Semiconductors and Semiconductor Equipment (Information Technology)	4.4
Software and Services (Information Technology)	4.3
Technology Hardware and Equipment (Information Technology)	2.0
Telecommunication Services (Services)	4.7
Transportation (Industrials)	3.5
Utilities (Utilities)	2.3
Short-Term Investments	2.9
Other Assets and Liabilities	0.1
Total	100.0%

9

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Argentina	$8	$8	$–	$–
Australia	519	–	519	–
Austria	10	–	10	–
Belgium	359	–	359	–
Brazil	685	685	–	–
Canada	806	806	–	–
Chile	36	36	–	–
China	733	280	453	–
Colombia	216	216	–	–
Denmark	99	–	99	–
Finland	89	–	89	–
France	1,825	–	1,825	–
Germany	1,156	–	1,156	–
Greece	14	–	14	–
Hong Kong	1,167	52	1,104	11
India	157	–	157	–
Indonesia	228	–	228	–
Ireland	223	109	114	–
Israel	254	254	–	–
Italy	250	–	250	–
Japan	3,417	–	3,417	–
Malaysia	318	53	265	–
Mexico	343	343	–	–
Netherlands	665	145	520	–
Norway	412	–	412	–
Panama	145	145	–	–
Papua New Guinea	120	30	90	–
Peru	65	65	–	–
Philippines	82	–	82	–
Poland	6	–	6	–
Portugal	75	–	75	–
Singapore	184	13	171	–
South Africa	41	14	27	–
South Korea	1,029	76	953	–
Spain	206	–	206	–
Sweden	569	–	569	–
Switzerland	834	13	821	–
Taiwan	261	49	212	–
Thailand	169	–	169	–
Turkey	55	–	55	–
United Kingdom	3,409	249	3,160	–
United States	57	57	–	–
Total	21,296	3,698	17,587	11
Exchange Traded Funds	291	291	–	–
Short-Term Investments	637	–	637	–
Total	$22,224	$3,989	$18,224	$11
Foreign Currency Contracts*	6	–	6	–
Total	$6	$–	$6	$–
Liabilities:
Foreign Currency Contracts*	10	–	10	–
Total	$10	$–	$10	$–

10

The Hartford Diversified International Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

♦	For the nine-month period ended July 31, 2012, investments valued at $292 were transferred from Level 1 to Level 2, and investments valued at $51 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2012
Assets:
Common Stocks	$14	$—	$—	†	$—	$—	$—	$—	$(3)	$11
Total	$14	$—	$—		$—	$—	$—	$—	$(3)	$11

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 rounds to zero.

11

The Hartford Dividend and Growth Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3%
	Automobiles and Components - 1.3%
4,420	Ford Motor Co. w/ Rights	$40,841
1,655	Johnson Controls, Inc.	40,800
		81,641
	Banks - 6.5%
1,748	PNC Financial Services Group, Inc.	103,326
2,080	US Bancorp	69,664
7,454	Wells Fargo & Co.	252,015
		425,005
	Capital Goods - 7.0%
875	Deere & Co.	67,250
1,181	Eaton Corp.	51,773
507	General Dynamics Corp.	32,152
4,877	General Electric Co.	101,195
1,341	Honeywell International, Inc.	77,833
197	Lockheed Martin Corp.	17,584
1,261	Raytheon Co.	69,972
461	Siemens AG ADR	39,084
		456,843
	Commercial and Professional Services - 0.8%
1,508	Waste Management, Inc.	51,871

	Diversified Financials - 6.4%
1,296	Ameriprise Financial, Inc.	67,004
3,412	Bank of America Corp.	25,042
380	BlackRock, Inc.	64,643
205	Goldman Sachs Group, Inc.	20,651
4,261	JP Morgan Chase & Co.	153,390
2,162	NYSE Euronext	55,079
169	State Street Corp.	6,838
2,391	UBS AG ADR	25,341
		417,988
	Energy - 11.8%
1,432	Anadarko Petroleum Corp.	99,423
1,502	Baker Hughes, Inc.	69,578
781	BP plc ADR	31,162
1,438	Chevron Corp.	157,563
2,938	EnCana Corp. ADR	65,360
2,824	Exxon Mobil Corp.	245,295
822	Occidental Petroleum Corp.	71,511
1,203	Ultra Petroleum Corp. ●	28,588
		768,480
	Food and Staples Retailing - 1.1%
1,570	CVS Caremark Corp.	71,048

	Food, Beverage and Tobacco - 5.6%
361	Anheuser-Busch InBev N.V.	28,606
1,299	General Mills, Inc.	50,290
1,856	PepsiCo, Inc.	134,978
1,002	Philip Morris International, Inc.	91,655
1,748	Unilever N.V. NY Shares ADR	60,562
		366,091
	Health Care Equipment and Services - 3.2%
1,806	Cardinal Health, Inc.	77,823
2,566	Medtronic, Inc.	101,170
633	UnitedHealth Group, Inc.	32,355
		211,348
	Household and Personal Products - 1.5%
1,474	Procter & Gamble Co.	95,145

	Insurance - 4.5%
1,390	ACE Ltd.	102,147
447	Chubb Corp.	32,521
243	Marsh & McLennan Cos., Inc.	8,070
1,649	MetLife, Inc.	50,740
1,732	Principal Financial Group, Inc.	44,319
1,189	Prudential Financial, Inc.	57,411
		295,208
	Materials - 1.8%
1,189	Barrick Gold Corp.	39,103
2,834	Dow Chemical Co.	81,577
		120,680
	Media - 6.0%
4,924	Comcast Corp. Class A	160,266
783	Omnicom Group, Inc.	39,276
2,020	Time Warner, Inc.	79,032
493	Viacom, Inc. Class B	23,029
1,783	Walt Disney Co.	87,611
		389,214
	Pharmaceuticals, Biotechnology and Life Sciences - 12.3%
1,192	AstraZeneca plc ADR	55,814
1,328	Bristol-Myers Squibb Co.	47,293
2,684	Eli Lilly & Co.	118,198
2,046	Johnson & Johnson	141,595
4,595	Merck & Co., Inc.	202,947
7,781	Pfizer, Inc.	187,056
1,225	Teva Pharmaceutical Industries Ltd. ADR	50,078
		802,981
	Retailing - 3.0%
2,495	Buck Holdings L.P. ⌂●†	4,267
924	J.C. Penney Co., Inc.	20,797
3,316	Lowe's Co., Inc.	84,118
1,461	Target Corp.	88,620
		197,802
	Semiconductors and Semiconductor Equipment - 2.8%
3,389	Intel Corp.	87,090
2,592	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	36,212
2,242	Texas Instruments, Inc.	61,078
		184,380
	Software and Services - 9.2%
749	Accenture plc	45,173
1,603	Activision Blizzard, Inc.	19,289
1,109	Automatic Data Processing, Inc.	62,726
1,729	eBay, Inc. ●	76,578
14	Google, Inc. ●	9,051
815	IBM Corp.	159,726
6,144	Microsoft Corp.	181,066
1,526	Oracle Corp.	46,072
		599,681
	Technology Hardware and Equipment - 2.6%
1,380	Avnet, Inc. ●	43,483
3,502	Cisco Systems, Inc.	55,861
1,124	Qualcomm, Inc.	67,109
		166,453

1

The Hartford Dividend and Growth Fund

Schedule of Investments — (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Telecommunication Services - 3.6%
6,145	AT&T, Inc.		$233,015

	Transportation - 2.4%
805	FedEx Corp.		72,667
1,066	United Parcel Service, Inc. Class B		80,623
			153,290
	Utilities - 4.9%
1,386	Dominion Resources, Inc.		75,271
1,177	Edison International		54,345
1,434	Exelon Corp.		56,106
1,165	NextEra Energy, Inc.		82,596
1,698	Xcel Energy, Inc.		49,750
			318,068
	Total common stocks
	(cost $5,479,294)		$6,406,232

	Total long-term investments
	(cost $5,479,294)		$6,406,232

SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.5%
Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing on
08/01/2012 in the amount of $35,205,
collateralized by FNMA 5.50% - 6.00%,
2038 - 2039, GNMA 4.50%, 2041, value
	of $35,909)
$35,205	0.17%, 07/31/2012		$35,205
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $27,159, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $27,702)
27,159	0.18%, 07/31/2012		27,159
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $6,668, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $6,801)
6,668	0.19%, 07/31/2012		6,668
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $22,293, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13% -
3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $22,739)
22,293	0.19%, 07/31/2012		22,293
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $156, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $160)
156	0.17%, 07/31/2012		156
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $9,209, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $9,393)
9,209	0.19%, 07/31/2012		9,209
			100,690
	Total short-term investments
	(cost $100,690)		$100,690

	Total investments
	(cost $5,579,984) ▲	99.8%	$6,506,922
	Other assets and liabilities	0.2%	11,298
	Total net assets	100.0%	$6,518,220

2

The Hartford Dividend and Growth Fund

Schedule of Investments — (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $5,616,662 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,119,511
Unrealized Depreciation	(229,251)
Net Unrealized Appreciation	$890,260

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2012, the aggregate value of these securities was $4,267, which represents 0.1% of total net assets.

●	Non-income producing.
⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	2,495	Buck Holdings L.P.	$919

At July 31, 2012, the aggregate value of these securities was $4,267, which represents 0.1% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

The Hartford Dividend and Growth Fund

Schedule of Investments — (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$6,406,232	$6,401,965	$–	$4,267
Short-Term Investments	100,690	–	100,690	–
Total	$6,506,922	$6,401,965	$100,690	$4,267

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2012
Assets:
Common Stocks	$6,363	$2,802	$(1,317	)*	$—	$—	$(3,581)	$—	$—	$4,267
Total	$6,363	$2,802	$(1,317)		$—	$—	$(3,581)	$—	$—	$4,267

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $(1,317).

4

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 31.3%
		Austria - 0.2%
		OGX Austria GmbH
	$200	8.38%, 04/01/2022 ■	$167

		Belgium - 0.3%
		International Bank for Reconstruction & Development
NGN	44,000	14.50%, 03/28/2013	269

		Brazil - 1.7%
		Banco do Brasil
	100	8.50%, 10/20/2020 §♠	116
		BFF International Ltd.
	130	7.25%, 01/28/2020 §	149
		Brasil Telecom S.A.
BRL	300	9.75%, 09/15/2016 ■	152
		Centrais Eletricas Brasileiras S.A.
	200	5.75%, 10/27/2021 ■	224
		Globo Comunicacao e Participacoes S.A.
	225	6.25%, 07/20/2015 §♠	241
		Net Servicos De Comnicacao S.A.
	232	7.50%, 01/27/2020	268
		Petrobras International Finance Co.
	140	7.88%, 03/15/2019	174
		RBS-Zero Hora Editora Journalistica
BRL	575	11.25%, 06/15/2017 §	280
		Telemar Norte Leste S.A.
	100	5.50%, 10/23/2020 §	103
			1,707
		British Virgin Islands - 1.6%
		CLP Power Hong Kong Ltd.
	100	4.75%, 03/19/2020 §	111
		CNOOC Finance 2012 Ltd.
	200	3.88%, 05/02/2022 §	216
		CNPC General Capital
	200	3.95%, 04/19/2022 §	214
		Fita International Ltd.
	125	7.00%, 02/10/2020	134
		FPT Finance Ltd.
	240	6.38%, 09/28/2020 §	259
		Henson Finance Ltd.
	195	5.50%, 09/17/2019	208
		Hong Kong Electric Finance Ltd.
	325	4.25%, 12/14/2020 §	354
		QGOG Atlantic/Alaskan Rigs
	178	5.25%, 07/30/2018 ■	185
			1,681
		Canada - 0.3%
		Pacific Rubiales Energy Corp.
	143	7.25%, 12/12/2021 ■	161
	100	7.25%, 12/12/2021 §	112
			273

		Cayman Islands - 1.2%
		Agile Property Holdings, Ltd.
	230	9.88%, 03/20/2017 §	236
		Alliance Global Group, Inc.
	200	6.50%, 08/18/2017	212
		KWG Property Holdings Ltd.
	400	13.25%, 03/22/2017 §	408
		Marfrig Overseas Ltd.
	139	9.50%, 05/04/2020 §	106
		MIE Holdings Corp.
	200	9.75%, 05/12/2016 §	199
		UOB Cayman Ltd.
	100	5.80%, 03/15/2016 §♠	105
			1,266
		Chile - 1.7%
		AES Gener S.A.
	105	5.25%, 08/15/2021 ■	115
	110	5.25%, 08/15/2021 §	120
		Automotores Gildemeister
	200	8.25%, 05/24/2021 ■	210
		Bonos del Banco Central de Chile en Pesos
CLP	200,000	6.00%, 02/01/2016	414
		Bonos del Banco Central de Chile en UF
CLP	338,931	3.00%, 02/01/2016 ◄	700
		E.CL S.A.
	200	5.63%, 01/15/2021 §	220
			1,779
		China - 1.4%
		China Shanshui Cement Group
	200	10.50%, 04/27/2017 ■	205
	200	10.50%, 04/27/2017 §	205
		Country Garden Holdings Co
	400	11.13%, 02/23/2018 §	419
		Mongolian Mining Corp.
	200	8.88%, 03/29/2017 §	201
		Shimao Property Holding Ltd.
	400	11.00%, 03/08/2018	403
			1,433
		Colombia - 1.9%
		Banco Davivienda S.A.
	200	5.88%, 07/09/2022 ■	205
		Banco de Bogota S.A.
	200	5.00%, 01/15/2017 §	211
		Bancolombia S.A.
	401	6.13%, 07/26/2020	431
		Emgesa S.A.
COP	981,000	8.75%, 01/25/2021 §	620
		Empresa de Energia de Bogota
	235	6.13%, 11/10/2021 §	250
		Empresas Publicas de Medellin E.S.P.
COP	448,000	8.38%, 02/01/2021 §	281
			1,998
		Hong Kong - 1.7%
		Bank of East Asia
	200	6.38%, 05/04/2022 §	216
		CNPC HK Overseas Capital Ltd.
	260	3.95%, 04/19/2022 ■	279
		Hong Kong Land Finance
	135	4.50%, 10/07/2025	141
		Hutchison Whampoa International Ltd.
	530	6.00%, 10/28/2015 §♠	548
		Sun Hung Kai Properties Capital Market Ltd.
	270	4.50%, 02/14/2022 §	277

1

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 31.3% - (continued)
		Hong Kong - 1.7% - (continued)
		Zijin International Finance Co., Ltd.
	$230	4.25%, 06/30/2016 §	$240
			1,701
		India - 0.4%
		Bank of India London
	300	4.13%, 08/01/2017 ■☼	299
		NTPC Ltd.
	110	5.88%, 03/02/2016	118
			417
		Ireland - 0.2%
		MTS International Funding Ltd.
	135	8.63%, 06/22/2020 §	157

		Israel - 0.5%
		Israel Electric Corp. Ltd.
	400	9.38%, 01/28/2020 §	468

		Kazakhstan - 0.5%
		Kazatomprom Natsionalnaya
	275	6.25%, 05/20/2015 §	296
		KazMunayGas National Co.
	215	7.00%, 05/05/2020 §	253
			549
		Luxembourg - 1.3%
		ALROSA Finance S.A.
	200	7.75%, 11/03/2020 §	216
		European Investment Bank
ZAR	475	8.76%, 12/31/2018 ○	39
		Gaz Capital S.A.
	350	9.25%, 04/23/2019 §	453
		Minerva Luxembourg S.A.
	200	12.25%, 02/10/2022 §	213
		VTB Capital S.A.
	220	6.88%, 05/29/2018 §	235
		Yasar Holdings S.A. Via Willow No 2
	200	9.63%, 10/07/2015 §	196
			1,352
		Malaysia - 0.4%
		Axiata SPV1 Labuan Ltd.
	100	5.38%, 04/28/2020	112
		Hong Leong Bank
	200	3.75%, 03/17/2016	207
		Public Bank Bhd
	120	6.84%, 08/22/2036	123
			442
		Mexico - 3.7%
		America Movil S.A.B. de C.V.
	200	4.38%, 07/16/2042	210
	195	6.13%, 03/30/2040	255
		Axtel S.A.B. de C.V.
	195	9.00%, 09/22/2019 §	111
		Cemex Espana Luxembourg
	230	9.88%, 04/30/2019 §	213
		Cemex Finance LLC
	555	9.50%, 12/14/2016 §	551
		Controladora Mabe S.A. de C.V.
	803	7.88%, 10/28/2019 §	883
		Corporacion GEO S.A. de C.V.
	245	8.88%, 03/27/2022 ■	255
		Desarrolladora Homex S.A.
	100	7.50%, 09/28/2015	102
	135	9.75%, 03/25/2020 §	140
		Empresas ICA, S.A.B. de C.V.
	396	8.90%, 02/04/2021 §	394
		Sigma Alimentos S.A.
	150	5.63%, 04/14/2018 §	163
		Southern Copper Corp.
	230	6.75%, 04/16/2040	266
		Telefonos De Mexico S.A.B.
	100	5.50%, 01/27/2015	110
		Urbi Desarrollos Urbanos
	200	9.75%, 02/03/2022 §	203
			3,856
		Netherlands - 1.0%
		AJE Group
	260	6.50%, 05/14/2022 ■	270
		GTB Finance B.V.
	200	7.50%, 05/19/2016 §	207
		Indo Energy Finance
	200	7.00%, 05/07/2018 §	200
		Listrindo Capital B.V.
	200	6.95%, 02/21/2019 ■	207
		VimpelCom Holdings B.V.
	200	7.50%, 03/01/2022 §	195
			1,079
		Nigeria - 0.2%
		Access Finance B.V.
	200	7.25%, 07/25/2017 ■	199

		Panama - 0.1%
		AES Panama S.A.
	115	6.35%, 12/21/2016 §	125

		Peru - 0.9%
		Banco de Credito del Peru/Panama
	190	6.88%, 09/16/2026 ■	212
	361	6.88%, 09/16/2026 §	403
		Corporacion Jose R. Lindley S.A.
	87	6.75%, 11/23/2021 ■	97
	150	6.75%, 11/23/2021 §	166
			878
		Philippines - 0.1%
		SM Investments Corp.
	130	5.50%, 10/13/2017	133

		Qatar - 0.5%
		Nakilat, Inc.
	230	6.27%, 12/31/2033 §	268
		Ras Laffan Liquefied Natural Gas Co., Ltd.
	250	5.84%, 09/30/2027 §	282
			550
		Russia - 0.8%
		Russian Agricultural Bank OJSC
RUB	13,800	8.70%, 03/17/2016 §	444

2

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 31.3% - (continued)
		Russia - 0.8% - (continued)
		SB Capital S.A.
	$400	5.72%, 06/16/2021 §	$422
			866
		Singapore - 1.1%
		DBS Group Holdings Ltd.
	450	3.63%, 09/21/2022 ■	456
		Oversea-Chinese Banking Corp., Ltd.
	433	3.75%, 11/15/2022	441
		Yanlord Land Group Ltd.
	200	10.63%, 03/29/2018 §	195
			1,092
		South Africa - 0.7%
		AngloGold Ashanti Holdings plc
	90	5.13%, 08/01/2022	92
		Consol Glass Ltd.
EUR	100	7.63%, 04/15/2014 §	126
		Eskom Holdings Ltd.
ZAR	900	10.01%, 12/31/2018 ○	60
ZAR	2,060	10.63%, 08/18/2027 ○	63
ZAR	700	10.73%, 12/31/2032 ○	13
		Gold Fields Orogen Holding Ltd.
	200	4.88%, 10/07/2020 §	195
		Transnet Ltd.
ZAR	1,000	10.00%, 03/30/2029	136
			685
		South Korea - 1.5%
		Export-Import Bank of Korea
	200	5.00%, 04/11/2022	228
		Korea Development Bank
	400	3.88%, 05/04/2017	426
		Korea Hydro & Nuclear Power Co., Ltd.
	200	6.25%, 06/17/2014 §	216
		Korea National Oil Corp.
	245	3.13%, 04/03/2017 ■	252
		KT Corp.
	200	3.88%, 01/20/2017 §	211
		Shinhan Bank
	125	6.82%, 09/20/2036	130
		Woori Bank
	130	6.21%, 05/02/2037 §	134
			1,597
		Thailand - 2.1%
		Bangkok Bank PCL
	335	4.80%, 10/18/2020 §	356
		Bank of Thailand
THB	12,630	2.35%, 10/21/2012	401
THB	13,730	2.82%, 12/23/2012	436
THB	20,519	3.33%, 05/12/2014	655
THB	9,964	3.40%, 09/08/2014	318
			2,166
		United Arab Emirates - 1.5%
		Abu Dhabi National Energy Co.
	200	5.88%, 12/13/2021 ■	233
	230	5.88%, 12/13/2021 §	268
		Dolphin Energy Ltd.
	200	5.50%, 12/15/2021 ■	224
		DP World Ltd.
	130	6.85%, 07/02/2037 §	138
		Dubai Electricity & Water Authority
	175	7.38%, 10/21/2020 §	197
		IPIC GMTN Ltd.
	250	5.00%, 11/15/2020 §	270
		MDC GMTN B.V.
	200	5.50%, 04/20/2021 §	225
			1,555
		United Kingdom - 0.6%
		Berau Coal Energy PT
	200	7.25%, 03/13/2017 ■	202
		European Bank for Reconstruction & Development
ZAR	550	8.76%, 12/31/2020 ○	41
		Standard Bank plc
	200	8.13%, 12/02/2019	220
		Vedanta Resources plc
	170	9.50%, 07/18/2018 §	171
			634
		United States - 1.1%
		NII Capital Corp.
	149	8.88%, 12/15/2019	119
		Reliance Holdings USA, Inc.
	250	4.50%, 10/19/2020 §	249
	250	5.40%, 02/14/2022 §	261
		Schahin II Finance Co. SPV Ltd.
	260	5.88%, 09/25/2022 ■	269
		Tingyi (C.I.) Holding Corp.
	200	3.88%, 06/20/2017 §	206
			1,104
		Venezuela - 0.1%
		Petroleos de Venezuela S.A.
	85	9.00%, 11/17/2021 §	63

		Total corporate bonds
		(cost $31,618)	$32,241

FOREIGN GOVERNMENT OBLIGATIONS - 55.1%
		Brazil - 2.7%
		Brazil (Republic of)
BRL	2,845	6.00%, 05/15/2015 - 08/15/2050 ◄	$1,670
BRL	2,220	10.00%, 01/01/2014 - 01/01/2021	1,116
			2,786
		Colombia - 6.9%
		Colombia (Republic of)
COP	811,909	4.25%, 05/17/2017 ■	955
COP	1,280,612	4.25%, 05/17/2017 ◄	744
COP	8,917,400	7.50%, 08/26/2026	5,248
COP	225,078	10.00%, 07/24/2024 ■	159
			7,106
		Greece - 0.7%
		Hellenic Republic
EUR	80	2.00%, 02/24/2030 Δ	14
EUR	4,028	2.00%, 02/24/2026 - 02/24/2042	680
			694

3

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 55.1% - (continued)
		Hungary - 5.0%
		Hungary (Republic of)
HUF	164,520	5.50%, 02/12/2014 - 02/12/2016	$693
HUF	79,590	6.00%, 11/24/2023	308
HUF	146,760	6.50%, 06/24/2019	612
HUF	379,120	6.75%, 08/22/2014 - 10/22/2028	1,603
HUF	145,440	7.00%, 06/24/2022	616
HUF	226,650	7.50%, 10/24/2013 - 11/12/2020	992
HUF	70,150	8.00%, 02/12/2015	311
			5,135
		Indonesia - 0.6%
		Indonesia (Republic of)
IDR	5,224,000	8.25%, 06/15/2032	661

		Israel - 1.6%
		Israel (Government of)
ILS	1,126	4.00%, 05/30/2036 ◄	351
ILS	790	4.25%, 08/31/2016	211
ILS	235	5.00%, 01/31/2020	65
ILS	1,220	5.50%, 01/31/2022	343
ILS	205	6.00%, 02/28/2019	60
ILS	2,055	6.25%, 10/30/2026	608
			1,638
		Ivory Coast - 0.7%
		Ivory Coast (Republic of)
	901	3.75%, 12/31/2032 §	701

		Kazakhstan - 0.3%
		Kazakhstan Temir Zholy
	285	6.95%, 07/10/2042 ■	315

		Malaysia - 6.1%
		Malaysia (Government of)
MYR	4,455	2.51%, 08/27/2012	1,423
MYR	340	3.46%, 07/31/2013	109
MYR	1,769	3.74%, 02/27/2015	575
MYR	2,026	4.01%, 09/15/2017	672
MYR	690	4.16%, 07/15/2021	234
MYR	1,205	4.23%, 06/30/2031	409
MYR	2,983	4.24%, 02/07/2018	1,001
MYR	2,211	4.26%, 09/15/2016	737
MYR	790	4.38%, 11/29/2019	270
MYR	2,315	4.39%, 04/15/2026	806
			6,236
		Mexico - 4.4%
		Mexican Bonos De Desarrollo
MXN	3,954	7.50%, 06/03/2027	349
MXN	840	8.50%, 05/31/2029	80
MXN	10,720	10.00%, 12/05/2024 - 11/20/2036	1,154
		Mexican Udibonos
MXN	5,590	4.00%, 11/15/2040 ◄	547
		United Mexican States
MXN	998	7.75%, 12/14/2017	85
MXN	18,159	8.00%, 12/19/2013 ╦	1,427
MXN	10,058	9.50%, 12/18/2014	838
			4,480
		Nigeria - 0.2%
		Nigeria (Government of)
NGN	63,223	7.00%, 10/23/2019 ■	242

		Peru - 3.5%
		Peru (Republic of)
PEN	2,650	6.85%, 02/12/2042	1,198
PEN	1,596	8.20%, 08/12/2026	792
		Peru Bono Soberano
PEN	2,145	6.90%, 08/12/2037	972
PEN	383	6.95%, 08/12/2031	172
PEN	915	8.60%, 08/12/2017	418
			3,552
		Philippines - 1.9%
		Philippines (Republic of)
PHP	25,890	5.75%, 10/20/2021	660
PHP	2,925	6.38%, 01/19/2022	78
PHP	4,870	6.50%, 04/28/2021	130
PHP	14,620	7.38%, 03/03/2021	413
PHP	23,010	8.13%, 12/16/2035	724
			2,005
		Poland - 7.1%
		Poland (Republic of)
PLN	2,580	4.73%, 10/25/2012 ○	764
PLN	2,230	5.00%, 04/25/2016	683
PLN	4,705	5.25%, 04/25/2013 - 10/25/2020	1,441
PLN	1,220	5.50%, 10/25/2019	386
PLN	10,634	5.75%, 04/25/2014 - 04/25/2029	3,356
PLN	2,075	6.25%, 10/24/2015	658
			7,288
		Russia - 1.0%
		Russia (Federation of)
RUB	30,000	7.85%, 03/10/2018 §	995

		South Africa - 6.6%
		South Africa (Republic of)
ZAR	3,280	2.75%, 01/31/2022 ◄	440
ZAR	14,437	6.25%, 03/31/2036 ╦	1,417
ZAR	3,785	6.50%, 02/28/2041	380
ZAR	21,945	7.00%, 02/28/2031	2,439
ZAR	1,885	8.00%, 12/21/2018	248
ZAR	7,728	8.25%, 09/15/2017 ‡	1,027
ZAR	5,425	10.50%, 12/21/2026	836
			6,787
		South Korea - 0.5%
		Korea (Republic of)
KRW	414,580	4.00%, 09/10/2015	379
KRW	195,180	5.25%, 09/10/2015	184
			563
		Thailand - 0.7%
		Thailand (Kingdom of)
THB	3,185	4.13%, 11/01/2012	101
THB	18,827	4.25%, 03/13/2013	603
			704

4

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 55.1% - (continued)
		Turkey - 4.1%
		Turkey (Republic of)
TRY	2,611	2.50%, 05/04/2016 ◄		$1,440
TRY	3,004	4.00%, 04/29/2015 ◄		1,731
TRY	1,802	4.50%, 02/11/2015 ◄		1,047
				4,218
		Uruguay - 0.5%
		Uruguay (Republic of)
UYU	10,583	4.38%, 12/15/2028 ◄		566

		Total foreign government obligations
		(cost $55,114)		$56,672

		Total long-term investments
		(cost $86,732)		$88,913

SHORT-TERM INVESTMENTS - 8.1%
		Repurchase Agreements - 8.1%
		Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $2,928, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $2,986)
	$2,928	0.17%, 07/31/2012		$2,928
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in
the amount of $2,259, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
		GNMA 4.00%, 2041, value of $2,304)
	2,259	0.18%, 07/31/2012		2,259
		Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $555, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $566)
	554	0.19%, 07/31/2012		554
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in
the amount of $1,854, collateralized by
FFCB 0.24% - 5.70%, 2012 - 2020, FHLB
0.13% - 3.25%, 2012 - 2027, FHLMC
4.00% - 6.00%, 2013 - 2041, FNMA
4.00% - 4.50%, 2025 - 2042, value of
		$1,891)
	1,854	0.19%, 07/31/2012		1,854
		UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $13, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $13)
	13	0.17%, 07/31/2012		13
		UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $766, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $781)
	766	0.19%, 07/31/2012		766
				8,374
		Total short-term investments
		(cost $8,374)		$8,374

		Total investments
		(cost $95,106) ▲	94.5%	$97,287
		Other assets and liabilities	5.5%	5,610
		Total net assets	100.0%	$102,897

5

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $95,144 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,363
Unrealized Depreciation	(1,220)
Net Unrealized Appreciation	$2,143

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2012.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $6,749, which represents 6.6% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $20,051, which represents 19.5% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $297 at July 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $264 was received from broker as collateral in connection with swap contracts.

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
AUD	CSFB	Buy	$136	$131	09/24/2012	$5
AUD	WEST	Sell	633	632	09/19/2012	(1)
BRL	BOA	Buy	144	144	08/10/2012	–
BRL	CBK	Sell	343	347	08/10/2012	4
BRL	GSC	Buy	216	216	09/05/2012	–
BRL	GSC	Buy	128	129	09/05/2012	(1)
BRL	JPM	Buy	1,149	1,211	08/10/2012	(62)
BRL	MSC	Buy	170	171	09/05/2012	(1)
BRL	RBC	Buy	5,763	5,868	09/05/2012	(105)
BRL	RBC	Sell	1,982	2,018	09/05/2012	36
BRL	SCB	Buy	448	449	09/05/2012	(1)
BRL	UBS	Sell	226	220	08/10/2012	(6)
BRL	UBS	Buy	396	402	08/16/2012	(6)
BRL	UBS	Buy	756	759	09/05/2012	(3)
BRL	UBS	Buy	376	376	09/05/2012	–
CAD	CSFB	Buy	134	132	09/19/2012	2
CAD	MSC	Sell	70	69	09/19/2012	(1)

6

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2012 - (continued)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
CAD	RBC	Sell	$842	$822	09/19/2012	$(20)
CAD	UBS	Sell	174	170	09/19/2012	(4)
CAD	WEST	Buy	105	105	09/19/2012	–
CLP	BOA	Buy	134	129	09/20/2012	5
CLP	CSFB	Buy	1,083	1,037	09/20/2012	46
CLP	CSFB	Sell	2,178	2,082	09/20/2012	(96)
CNY	CSFB	Buy	1,876	1,893	08/14/2012	(17)
CNY	DEUT	Sell	795	823	11/14/2014	28
CNY	JPM	Sell	1,356	1,354	08/14/2012	(2)
CNY	JPM	Sell	1,626	1,625	09/04/2012	(1)
CNY	JPM	Buy	2,530	2,551	11/14/2014	(21)
CNY	JPM	Sell	520	520	08/14/2012	–
CNY	JPM	Sell	1,734	1,800	11/14/2014	66
CNY	SCB	Sell	2,706	2,720	09/04/2012	14
CNY	SCB	Sell	634	639	09/19/2012	5
COP	BNP	Sell	199	200	09/19/2012	1
COP	BOA	Buy	85	85	08/10/2012	–
COP	BOA	Sell	85	83	08/10/2012	(2)
COP	BOA	Sell	410	410	08/16/2012	–
COP	BOA	Buy	43	43	09/19/2012	–
COP	BOA	Sell	738	736	09/19/2012	(2)
COP	BOA	Sell	232	234	08/10/2012	2
COP	BOA	Sell	1,016	1,022	09/19/2012	6
COP	CSFB	Sell	329	330	09/19/2012	1
COP	GSC	Sell	803	808	09/19/2012	5
COP	UBS	Buy	2,177	2,182	09/19/2012	(5)
COP	UBS	Sell	1,736	1,726	09/19/2012	(10)
COP	UBS	Buy	1,022	1,019	09/19/2012	3
COP	UBS	Sell	1,804	1,809	09/19/2012	5
CZK	JPM	Sell	280	277	09/19/2012	(3)
CZK	SSG	Sell	605	614	09/19/2012	9
CZK	UBS	Buy	81	81	09/19/2012	–
EGP	JPM	Buy	458	433	12/11/2012	25
EUR	BCLY	Sell	3,008	3,083	09/19/2012	75
EUR	CBK	Sell	629	678	02/07/2013	49
EUR	CBK	Sell	979	1,028	05/06/2013	49
EUR	CSFB	Buy	634	655	09/19/2012	(21)
EUR	CSFB	Buy	363	362	09/19/2012	1
EUR	CSFB	Sell	12	12	09/19/2012	–
EUR	DEUT	Sell	15	15	09/19/2012	–
EUR	JPM	Buy	800	827	08/24/2012	(27)
EUR	JPM	Sell	111	111	09/19/2012	–
EUR	JPM	Sell	640	685	08/10/2012	45
EUR	JPM	Sell	86	89	09/19/2012	3
EUR	RBC	Sell	25	25	09/19/2012	–
EUR	UBS	Sell	536	535	09/19/2012	(1)
EUR	WEST	Buy	107	110	09/19/2012	(3)
GBP	CSFB	Buy	172	173	09/24/2012	(1)
HRK	JPM	Sell	948	957	09/19/2012	9
HRK	JPM	Sell	49	49	09/19/2012	–
HUF	CBK	Buy	794	766	09/19/2012	28
HUF	CBK	Sell	1,263	1,219	09/19/2012	(44)
HUF	CSFB	Buy	16	16	08/01/2012	–
HUF	CSFB	Buy	1	1	09/19/2012	–
HUF	CSFB	Sell	1	1	08/02/2012	–
HUF	CSFB	Buy	143	140	09/19/2012	3
HUF	CSFB	Sell	16	16	09/19/2012	–

7

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2012 - (continued)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
HUF	DEUT	Buy	$160	$154	09/19/2012	$6
HUF	DEUT	Sell	255	246	09/19/2012	(9)
HUF	GSC	Buy	761	738	09/19/2012	23
HUF	GSC	Sell	850	820	09/19/2012	(30)
HUF	JPM	Buy	104	104	09/19/2012	–
HUF	JPM	Sell	1,414	1,374	09/19/2012	(40)
HUF	JPM	Buy	649	626	09/19/2012	23
HUF	UBS	Sell	120	120	09/19/2012	–
IDR	BCLY	Buy	66	66	08/23/2012	–
IDR	BCLY	Sell	275	275	08/23/2012	–
IDR	CBK	Buy	1,996	2,011	08/23/2012	(15)
IDR	CSFB	Buy	129	128	09/19/2012	1
IDR	GSC	Buy	1,965	1,981	08/23/2012	(16)
IDR	JPM	Sell	206	199	09/04/2012	(7)
IDR	JPM	Buy	998	1,005	09/19/2012	(7)
IDR	JPM	Sell	507	501	09/19/2012	(6)
IDR	JPM	Buy	188	186	08/23/2012	2
IDR	JPM	Sell	122	122	09/19/2012	–
IDR	MSC	Buy	94	95	09/19/2012	(1)
IDR	SCB	Buy	1,889	1,904	08/23/2012	(15)
IDR	SSG	Buy	1,544	1,558	08/23/2012	(14)
ILS	BOA	Sell	1,750	1,796	09/19/2012	46
ILS	CSFB	Sell	1	1	09/19/2012	–
ILS	JPM	Sell	433	437	09/19/2012	4
ILS	JPM	Buy	7	7	08/02/2012	–
ILS	UBS	Buy	223	223	09/19/2012	–
INR	BCLY	Buy	173	169	09/24/2012	4
INR	JPM	Buy	187	186	09/24/2012	1
INR	SCB	Buy	2,428	2,441	10/25/2012	(13)
ISK	CBK	Buy	626	717	02/07/2013	(91)
ISK	CBK	Buy	979	1,033	05/06/2013	(54)
JPY	CBK	Sell	941	940	09/19/2012	(1)
JPY	DEUT	Buy	441	434	09/24/2012	7
KRW	CBK	Buy	114	112	09/19/2012	2
KRW	JPM	Buy	388	390	09/19/2012	(2)
KRW	JPM	Sell	563	545	09/19/2012	(18)
KRW	JPM	Buy	914	886	09/19/2012	28
KZT	JPM	Sell	81	81	08/23/2012	–
KZT	JPM	Sell	913	922	08/23/2012	9
MXN	BOA	Buy	197	190	09/19/2012	7
MXN	CBK	Buy	55	54	09/19/2012	1
MXN	CSFB	Sell	585	587	09/19/2012	2
MXN	GSC	Buy	134	129	09/19/2012	5
MXN	HSBC	Buy	8,458	8,012	09/19/2012	446
MXN	HSBC	Sell	1,493	1,414	09/19/2012	(79)
MXN	MSC	Buy	339	337	09/19/2012	2
MXN	RBC	Buy	306	298	08/31/2012	8
MXN	UBS	Buy	334	322	09/19/2012	12
MXN	UBS	Sell	299	291	09/19/2012	(8)
MYR	BCLY	Buy	366	363	09/19/2012	3
MYR	DEUT	Buy	131	130	09/19/2012	1
MYR	GSC	Buy	6,220	6,105	09/19/2012	115
MYR	GSC	Sell	2,603	2,555	09/19/2012	(48)
MYR	JPM	Buy	341	337	09/19/2012	4
MYR	JPM	Buy	312	314	09/19/2012	(2)
MYR	JPM	Sell	1,641	1,606	09/19/2012	(35)

8

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2012 - (continued)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
MYR	WEST	Buy	$693	$681	08/01/2012	$12
MYR	WEST	Buy	689	686	11/01/2012	3
MYR	WEST	Sell	693	690	08/01/2012	(3)
NOK	JPM	Buy	798	801	09/19/2012	(3)
NOK	JPM	Buy	96	94	09/19/2012	2
NOK	UBS	Buy	1,093	1,090	09/19/2012	3
NZD	BOA	Sell	496	495	09/19/2012	(1)
NZD	CBA	Sell	828	775	08/29/2012	(53)
NZD	JPM	Buy	828	772	08/29/2012	56
PEN	BNP	Sell	258	255	09/19/2012	(3)
PEN	BOA	Buy	172	171	09/19/2012	1
PEN	BOA	Sell	1,493	1,466	09/19/2012	(27)
PEN	CBK	Sell	1,448	1,426	09/19/2012	(22)
PEN	CSFB	Buy	3,662	3,595	09/19/2012	67
PEN	UBS	Buy	144	143	09/19/2012	1
PHP	BOA	Sell	247	247	08/31/2012	–
PHP	CBK	Sell	76	76	07/03/2013	–
PHP	CSFB	Sell	833	823	09/19/2012	(10)
PHP	JPM	Sell	450	443	09/19/2012	(7)
PHP	JPM	Sell	1,007	1,003	07/03/2013	(4)
PHP	SCB	Sell	845	840	07/03/2013	(5)
PLN	BNP	Buy	187	183	09/19/2012	4
PLN	BOA	Buy	100	98	09/19/2012	2
PLN	BOA	Sell	213	208	09/19/2012	(5)
PLN	JPM	Buy	86	85	09/19/2012	1
PLN	MSC	Buy	6,335	6,139	09/19/2012	196
PLN	MSC	Sell	3,403	3,298	09/19/2012	(105)
PLN	UBS	Buy	229	223	09/19/2012	6
PLN	UBS	Sell	1,012	1,010	09/19/2012	(2)
RON	JPM	Sell	124	124	08/24/2012	–
RON	JPM	Sell	864	906	08/24/2012	42
RUB	BOA	Buy	137	136	09/19/2012	1
RUB	CSFB	Buy	130	128	09/19/2012	2
RUB	JPM	Buy	4,613	4,523	09/19/2012	90
RUB	JPM	Buy	798	817	08/23/2012	(19)
RUB	JPM	Sell	146	142	08/23/2012	(4)
RUB	JPM	Sell	329	323	09/19/2012	(6)
RUB	UBS	Buy	292	293	09/19/2012	(1)
RUB	UBS	Buy	96	94	09/19/2012	2
SGD	CBK	Sell	96	94	09/19/2012	(2)
SGD	CSFB	Buy	12	12	09/19/2012	–
SGD	JPM	Sell	1,065	1,035	09/19/2012	(30)
SGD	UBS	Buy	133	131	09/19/2012	2
SGD	WEST	Buy	169	169	09/19/2012	–
THB	CSFB	Buy	130	130	09/19/2012	–
THB	GSC	Buy	1,038	1,037	09/19/2012	1
THB	JPM	Buy	727	726	09/19/2012	1
THB	JPM	Buy	3,239	3,220	10/25/2012	19
THB	JPM	Sell	908	905	09/19/2012	(3)
TND	BCLY	Buy	114	114	08/10/2012	–
TND	CBK	Buy	797	830	08/10/2012	(33)
TRY	BOA	Buy	102	100	09/19/2012	2
TRY	BOA	Sell	146	143	09/19/2012	(3)
TRY	CSFB	Buy	48	47	09/19/2012	1
TRY	DEUT	Buy	2,104	1,967	06/04/2013	137
TRY	GSC	Buy	130	129	09/19/2012	1
TRY	JPM	Buy	1,312	1,316	09/19/2012	(4)

9

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2012 - (continued)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
TRY	JPM	Sell	$644	$636	09/19/2012	$(8)
TRY	JPM	Buy	400	394	09/19/2012	6
TRY	SSG	Buy	4,752	4,619	09/19/2012	133
TRY	SSG	Sell	2,427	2,359	09/19/2012	(68)
TRY	UBS	Buy	119	118	09/19/2012	1
UYU	CBK	Sell	137	144	08/29/2012	7
UYU	JPM	Sell	200	207	08/27/2012	7
UYU	JPM	Sell	139	144	08/29/2012	5
UYU	JPM	Sell	104	108	08/31/2012	4
VND	UBS	Buy	130	129	09/24/2012	1
ZAR	BCLY	Buy	174	176	09/19/2012	(2)
ZAR	BOA	Buy	86	86	09/19/2012	–
ZAR	CSFB	Sell	3,422	3,335	09/19/2012	(87)
ZAR	CSFB	Buy	5,131	5,003	09/19/2012	128
ZAR	JPM	Sell	341	343	09/19/2012	2
ZAR	JPM	Sell	341	334	09/19/2012	(7)
ZAR	JPM	Buy	144	146	09/19/2012	(2)
ZAR	SCB	Sell	2	2	09/19/2012	–
ZAR	UBS	Sell	176	178	09/19/2012	2
ZAR	UBS	Buy	446	435	09/19/2012	11
						$747

10

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at July 31, 2012

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CDX.EM.16	BOA	$1,190	Sell	5.00%	12/20/16	$115	$128	$13
China (People's Republic of)	BCLY	580	Buy	(1.00)% / 1.11%	09/20/17	12	3	(9)
China (People's Republic of)	DEUT	51	Buy	(1.00)% / 1.11%	09/20/17	–	–	–
Croatia (Republic of)	BCLY	135	Buy	(1.00)% / 4.46%	03/20/17	21	19	(2)
Croatia (Republic of)	DEUT	135	Buy	(1.00)% / 4.46%	03/20/17	22	19	(3)
Croatia (Republic of)	DEUT	50	Buy	(1.00)% / 4.52%	06/20/17	7	8	1
Croatia (Republic of)	GSC	325	Buy	(1.00)% / 4.46%	03/20/17	52	46	(6)
Indonesia (Republic of)	DEUT	610	Sell	1.00% / 1.60%	06/20/17	(32)	(17)	15
Indonesia (Republic of)	DEUT	42	Sell	1.00% / 1.68%	09/20/17	(1)	(1)	–
Ireland (Republic of)	BCLY	270	Sell	1.00% / 5.17%	03/20/17	(50)	(43)	7
Ireland (Republic of)	DEUT	135	Sell	1.00% / 5.17%	03/20/17	(26)	(22)	4
Ireland (Republic of)	GSC	190	Sell	1.00% / 5.17%	03/20/17	(35)	(30)	5
Malaysia (Government of)	DEUT	1,220	Buy	(1.00)% / 1.09%	06/20/17	18	6	(12)
Malaysia (Government of)	DEUT	58	Buy	(1.00)% / 1.14%	06/20/17	1	1	–
Philippines (Republic of)	DEUT	610	Sell	1.00% / 1.33%	06/20/17	(23)	(10)	13
Philippines (Republic of)	DEUT	33	Sell	1.00% / 1.40%	09/20/17	(1)	(1)	–
						$80	$106	$26

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2012. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment performance risk.

Cross Currency Swap Contracts Outstanding at July 31, 2012

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount of Currency Received	Notional Amount of Currency Paid	Expiration Date (a)	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
DEUT	6.70% Fixed TRY	3M LIBOR USD	$206	$–	01/17/22	$–	$(2)	$(2)
DEUT	6.80% Fixed TRY	3M LIBOR USD	415	–	01/17/22	–	(6)	(6)
DEUT	6.85% Fixed TRY	3M LIBOR USD	209	–	01/17/22	–	(3)	(3)
						$–	$(11)	$(11)

(a)	At the expiration date, the notional amount of the currency received will be exchanged back for the notional amount of the currency paid.

11

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Interest Rate Swap Contracts Outstanding at July 31, 2012

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BCLY	3.44% Fixed	KRW CD KSDA	KRW 264,538	07/03/22	$–	$(10)	$(10)
BCLY	3.64% Fixed	KRW CD KSDA	KRW 164,490	12/29/21	–	(8)	(8)
BCLY	3.69% Fixed	KRW CD KSDA	KRW 99,625	08/12/31	–	(8)	(8)
BCLY	Float 3M TELBOR	4.11% Fixed	ILS 2,215	02/02/22	–	25	25
CBK	1.69% Fixed	CZK PRIBOR Reference Banks 6M	CZK 3,190	03/05/17	–	(3)	(3)
DEUT	2.12% Fixed	CZK PRIBOR Reference Banks 6M	CZK 3,095	10/06/21	–	(6)	(6)
DEUT	3.55% Fixed	KRW CD KSDA	KRW 506,185	02/07/22	–	(23)	(23)
DEUT	3.71% Fixed	KRW CD KSDA	KRW 275,100	11/03/31	–	(24)	(24)
DEUT	3.79% Fixed	KRW CD KSDA	KRW 800,000	04/03/22	–	(50)	(50)
DEUT	5.10% Fixed	MXIBTIIE	MXN 19,965	07/03/17	–	(5)	(5)
DEUT	5.10% Fixed	MXIBTIIE	MXN 19,558	07/06/17	–	(5)	(5)
DEUT	5.86% Fixed	Float JIBAR 3M	ZAR 5,845	05/30/15	–	(12)	(12)
DEUT	5.95% Fixed	Float JIBAR 3M	ZAR 8,585	05/30/15	–	(20)	(20)
DEUT	5.97% Fixed	Float JIBAR 3M	ZAR 11,115	05/31/15	–	(27)	(27)
DEUT	6.06% Fixed	Float JIBAR 3M	ZAR 13,065	05/24/15	–	(35)	(35)
DEUT	8.90% Fixed	BZDIOVRA	BRL 8,613	01/02/13	–	(29)	(29)
DEUT	9.21% Fixed	BZDIOVRA	BRL 2,824	01/02/13	–	(12)	(12)
DEUT	BZDIOVRA	10.00% Fixed	BRL 4,027	01/02/15	–	90	90
DEUT	BZDIOVRA	10.11% Fixed	BRL 2,237	01/04/21	–	65	65
DEUT	BZDIOVRA	10.49% Fixed	BRL 658	01/02/17	–	26	26
DEUT	BZDIOVRA	10.50% Fixed	BRL 333	01/02/17	–	13	13
DEUT	BZDIOVRA	10.51% Fixed	BRL 846	01/02/17	–	34	34
DEUT	BZDIOVRA	10.53% Fixed	BRL 693	01/02/17	–	28	28
DEUT	BZDIOVRA	10.55% Fixed	BRL 692	01/02/17	–	28	28
DEUT	BZDIOVRA	10.61% Fixed	BRL 347	01/02/17	–	15	15
DEUT	BZDIOVRA	10.66% Fixed	BRL 173	01/04/21	–	10	10
DEUT	Float 3M TELBOR	4.13% Fixed	ILS 2,215	02/02/22	–	26	26
DEUT	Float 3M TELBOR	4.41% Fixed	ILS 1,415	05/04/22	–	24	24
DEUT	Malaysia IB Offer Rate 3M	3.17% Fixed	MYR 3,624	07/11/17	–	4	4
DEUT	MXIBTIIE	7.42% Fixed	MXN 1,085	10/03/31	–	10	10
GSC	1.64% Fixed	CZK PRIBOR Reference Banks 6M	CZK 22,625	02/10/17	–	(21)	(21)
GSC	1.77% Fixed	CZK PRIBOR Reference Banks 6M	CZK 5,310	06/14/22	–	(2)	(2)
GSC	1.80% Fixed	CZK PRIBOR Reference Banks 6M	CZK 11,125	04/06/17	–	(14)	(14)
GSC	2.18% Fixed	CZK PRIBOR Reference Banks 6M	CZK 27,050	06/08/22	–	(4)	(4)
GSC	5.08% Fixed	MXIBTIIE	MXN 20,370	07/04/17	–	(4)	(4)
GSC	5.95% Fixed	Float JIBAR 3M	ZAR 5,365	05/30/15	–	(12)	(12)
GSC	6.06% Fixed	Float JIBAR 3M	ZAR 36,675	05/24/15	–	(98)	(98)
GSC	7.81% Fixed	BZDIOVRA	BRL 1,302	01/02/13	–	–	–
GSC	9.48% Fixed	BZDIOVRA	BRL 2,802	01/02/13	–	(15)	(15)
GSC	BZDIOVRA	10.64% Fixed	BRL 2,177	01/02/17	–	10	10
GSC	MXIBTIIE	7.45% Fixed	MXN 3,265	10/07/31	–	32	32
GSC	WIBOR PLN 6M	4.73% Fixed	PLN 4,045	06/20/17	–	22	22
GSC	WIBOR PLN 6M	4.94% Fixed	PLN 2,360	05/17/17	–	19	19
JPM	1.73% Fixed	CZK PRIBOR Reference Banks 6M	CZK 13,830	06/08/22	–	(3)	(3)
JPM	1.77% Fixed	CZK PRIBOR Reference Banks 6M	CZK 8,855	06/14/22	–	(3)	(3)
JPM	2.34% fixed	CZK PRIBOR Reference Banks 6M	CZK 15,650	05/21/22	–	(8)	(8)

12

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Interest Rate Swap Contracts Outstanding at July 31, 2012 - (continued)

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPM	2.39% Fixed	CZK PRIBOR Reference Banks 6M	CZK 11,440	05/21/22	$–	$(7)	$(7)
JPM	4.13% Fixed	KRW CD KSDA	KRW 371,000	06/21/31	–	(52)	(52)
JPM	Float 3M TELBOR	2.78% Fixed	ILS 4,470	04/04/14	–	15	15
JPM	Float 3M TELBOR	4.24% Fixed	ILS 825	01/02/22	–	12	12
JPM	Float 3M TELBOR	4.43% Fixed	ILS 2,765	04/27/22	–	48	48
JPM	Float 3M TELBOR	4.49% Fixed	ILS 1,635	09/23/21	–	32	32
JPM	Pay 1.68% Fixed	CZK PRIBOR Reference Banks 6M	CZK 10,675	03/05/17	–	(11)	(11)
JPM	WIBOR PLN 6M	4.73% Fixed	PLN 4,050	06/20/17	–	22	22
JPM	WIBOR PLN 6M	4.79% Fixed	PLN 1,685	01/02/17	–	10	10
JPM	WIBOR PLN 6M	4.84% Fixed	PLN 1,535	11/04/16	–	9	9
JPM	WIBOR PLN 6M	4.87% Fixed	PLN 3,390	05/21/22	–	9	9
JPM	WIBOR PLN 6M	4.89% Fixed	PLN 2,470	05/21/22	–	7	7
MSC	2.20% Fixed	CZK PRIBOR Reference Banks 6M	CZK 7,090	01/02/22	–	(17)	(17)
MSC	2.23% Fixed	CZK PRIBOR Reference Banks 6M	CZK 11,090	09/16/21	–	(28)	(28)
MSC	2.34% Fixed	CZK PRIBOR Reference Banks 6M	CZK 6,335	09/16/21	–	(19)	(19)
MSC	2.58% Fixed	CZK PRIBOR Reference Banks 6M	CZK 8,000	05/09/22	–	(8)	(8)
MSC	2.60% Fixed	CZK PRIBOR Reference Banks 6M	CZK 34,520	05/09/22	–	(38)	(38)
MSC	Float 3M TELBOR	2.72% Fixed	ILS 5,280	01/23/15	–	20	20
MSC	Float 3M TELBOR	4.33% Fixed	ILS 675	02/10/22	–	11	11
					$–	$35	$35

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

13

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	EURO
GBP	British Pound
HRK	Croatian Kuna
HUF	Hungarian Forint
IDR	Indonesian New Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Phillipine Peso
PLN	Polish New Zloty
RON	New Romanian Leu
RUB	New Ruble
SGD	Singapore Dollar
THB	Thai Bhat
TND	Tunisia Dinar
TRY	Turkish New Lira
UYU	Uruguayan Peso
VND	Vietnamese Dong
ZAR	South African Rand

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets

Other Abbreviations:
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IB	International Bank
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank Equilibrium Interest Rate
PRIBOR	Prague Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate

Distribution by Credit Quality

as of July 31, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.3%
Aa / AA	0.7
A	25.2
Baa / BBB	25.7
Ba / BB	14.7
B	4.2
Caa / CCC or Lower	0.8
Unrated	14.8
Non Debt Securities and Other Short-Term Instruments	8.1
Other Assets & Liabilities	5.5
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

14

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Diversification by Industry

as of July 31, 2012

Industry	Percentage of Net Assets
Fixed Income Securities
Arts, Entertainment and Recreation	0.5%
Beverage and Tobacco Product Manufacturing	0.5
Chemical Manufacturing	0.2
Construction	2.3
Finance and Insurance	10.5
Food Manufacturing	0.9
Information	1.7
Mining	1.7
Miscellaneous Manufacturing	0.5
Nonmetallic Mineral Product Manufacturing	1.3
Petroleum and Coal Products Manufacturing	4.2
Pipeline Transportation	0.1
Real Estate and Rental and Leasing	1.3
Retail Trade	0.2
Transportation Equipment Manufacturing	0.1
Truck Transportation	0.1
Utilities	4.0
Water Transportation	0.3
Wholesale Trade	0.9
Total	31.3%
Foreign Government Obligations	55.1
Short-Term Investments	8.1
Other Assets and Liabilities	5.5
Total	100.0%

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Corporate Bonds	32,241	–	32,241	–
Foreign Government Obligations	56,672	–	55,316	1,356
Short-Term Investments	8,374	–	8,374	–
Total	$97,287	$–	$95,931	$1,356
Credit Default Swaps *	58	–	58	–
Foreign Currency Contracts *	2,254	–	2,254	–
Interest Rate Swaps *	676	–	676	–
Total	$2,988	$–	$2,988	$–
Liabilities:
Credit Default Swaps *	32	–	32	–
Cross Currency Swaps *	11	–	11	–
Foreign Currency Contracts *	1,507	–	1,507	–
Interest Rate Swaps *	641	–	641	–
Total	$2,191	$–	$2,191	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

15

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2012
Assets:
Foreign Government Obligations	$1,535	$(10)	$137 †	$(68)	$242	$(126)	$—	$(354)	$1,356
Short-Term Investments	130	—	—	—	—	—	—	(130)	—
Total	$1,665	$(10)	$137	$(68)	$242	$(126)	$—	$(484)	$1,356
Swaps‡	$3	$—	$(3)	$—	$—	$—	$—	$—	$—
Total	$3	$—	$(3)	$—	$—	$—	$—	$—	$—

Liabilities:
Swaps‡	$(17)	$—	$17	$—	$—	$—	$—	$—	$—
Total	$(17)	$—	$17	$—	$—	$—	$—	$—	$—

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $132.
‡	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.

16

The Hartford Emerging Markets Research Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.7%
	Argentina - 0.4%
11	Mercadolibre, Inc.	$751

	Australia - 3.6%
975	CGA Mining Ltd. ●	2,003
1,979	Perseus Mining Ltd. ●	4,703
		6,706
	Brazil - 9.2%
238	Banco Santander Brasil S.A.	1,819
66	BR Malls Participacoes S.A.	777
283	Braskem S.A.	1,719
43	Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,638
12	Cia. Hering	236
10	Localiza Rent a Car S.A.	165
23	Lojas Americanas S.A.	162
710	Petroleo Brasileiro S.A.	6,753
125	Souza Cruz S.A.	1,769
		17,038
	Canada - 0.2%
48	Continental Gold Ltd. ●	339

	Chile - 0.7%
144	S.A.C.I. Falabella	1,398

	China - 11.2%
5,203	China Construction Bank	3,496
1,161	China Pacific Insurance	3,656
1,612	China Shenhua Energy Co., Ltd.	5,997
2,520	Greatview Aseptic Packaging Co., Ltd. ●	1,212
5,290	Industrial & Commercial Bank of China Ltd.	3,016
616	Shandong Weigao Group Medical Polymer Co., Ltd.	683
281	Stella International Holdings Ltd.	699
68	Tencent Holdings Ltd.	2,016
		20,775
	Czech Republic - 0.5%
6	Komercni Banka A.S.	1,000

	Hong Kong - 15.4%
2,807	AMVIG Holdings Ltd.	1,265
133	ASM Pacific Technology Ltd.	1,699
317	China Mobile Ltd.	3,699
1,013	China Modern Dairy Holdings Ltd. ●	267
1,344	China Overseas Grand Oceans Group Ltd.	1,212
1,198	China Taiping Insurance ●	1,682
536	China Unicom Ltd.	784
2,878	CNOOC Ltd.	5,772
407	Daphne International Holdings Ltd.	404
627	ENN Energy Holdings Ltd.	2,392
68	Galaxy Entertainment Group Ltd. ●	163
3,180	Guangdong Investment Ltd.	2,288
5,971	Huabao International Holdings Ltd.	2,634
394	Intime Department Store	369
970	NagaCorp Ltd.	518
4	Sino Forest Corp. Class A ⌂●†	–
596	Vinda International Holdings Ltd.	976
1,239	Yingde Gases	1,059
1,371	Zhongsheng Group Holdings Ltd.	1,455
		28,638
	India - 7.2%
175	Cairn India Ltd. ●	1,044
28	Dr. Reddy's Laboratories Ltd. ADR	824
869	Gujarat NRE Coke Ltd.	267
52	ITC Ltd. ■	241
478	ITC Ltd.	2,211
589	Marico Ltd.	2,072
152	Nava Bharat Ventures Ltd.	529
410	Reliance Industries Ltd.	5,454
26	Reliance Industries Ltd. GDR ■	682
		13,324
	Indonesia - 1.4%
21	P.T. Telekomunikasi Indonesia ADR	800
292	PT Gudang Garam Tbk	1,730
		2,530
	Kenya (Republic of) - 0.3%
11,660	Safaricom Ltd.	525

	Malaysia - 3.7%
819	AMMB Holdings Berhad	1,676
516	Axiata Group Berhad	964
125	British American Tobacco	2,379
589	UMW Holdings Berhad	1,775
		6,794
	Mexico - 3.5%
200	America Movil S.A.B. de C.V. ADR ‡	5,324
401	Wal-Mart de Mexico S.A.B. de C.V.	1,131
		6,455
	Nigeria - 0.3%
5,506	Zenith Bank plc	493

	Philippines - 2.0%
1,010	Ayala Land, Inc.	526
919	Bloombery Resorts Corp. ●	225
682	Metropolitan Bank & Trust	1,629
478	Puregold Price Club, Inc.	303
2,412	Robinsons Land Corp.	1,122
		3,805
	Poland - 1.0%
43	Bank Pekao S.A.	1,815

	South Africa - 4.3%
218	Discovery Holdings Ltd. ☼	1,424
532	FirstRand Ltd. ☼	1,773
473	Sanlam Ltd. ☼	2,029
65	Sasol Ltd.	2,679
		7,905
	South Korea - 15.4%
25	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	537
71	GS Holdings Corp.	3,572
159	Hana Financial Holdings	5,021
12	Hyundai Motor Co., Ltd.	3,107
36	KB Financial Group, Inc.	1,136
2	LG Chem Ltd. ■	305
9	LG Chem Ltd.	2,495
7	Samsung Electronics Co., Ltd.	7,816
1	Samsung Electronics Co., Ltd. GDR §	809
57	Shinhan Financial Group Co., Ltd.	1,821
17	Shinhan Financial Group Co., Ltd. ADR	1,087

1

The Hartford Emerging Markets Research Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.7% - (continued)
	South Korea - 15.4% - (continued)
29	Woongjin Coway Co., Ltd.		$898
			28,604
	Sri Lanka - 0.0%
11	Ceylon Tobacco Co. plc ☼		57

	Taiwan - 9.6%
489	Advantech Co., Ltd.		1,725
263	AirTac International Group		1,316
635	Chroma Ate, Inc.		1,405
409	Chunghwa Telecom Co., Ltd.		1,221
1,251	Far Eastern New Century Corp.		1,393
188	Hiwin Technologies Corp. ●		1,717
864	Hon Hai Precision Industry Co., Ltd. ●		2,407
443	Synnex Technology International Corp.		961
2,074	Taiwan Semiconductor Manufacturing Co., Ltd.		5,614
			17,759
	Thailand - 5.3%
96	Advanced Info Service Public Co., Ltd.		608
44	Bangkok Bank plc		290
342	Bangkok Bank Public Co. NVDR		2,119
2,513	Bank of Ayudhya plc		2,590
129	Central Pattana Public Co., Ltd.		199
2,195	PTT Chemical Public Co., Ltd. ●		4,102
			9,908
	Turkey - 2.3%
64	Tupras-Turkiye Petrol Rafinerileri A.S.		1,409
222	Turkcell Iletisim Hizmetleri A.S. ●		1,237
401	Turkiye Garanti Bankasi A.S.		1,560
			4,206
	United States - 0.2%
22	Massmart Holdings Ltd. ☼		468

	Total common stocks
	(cost $177,385)		$181,293

PREFERRED STOCKS - 0.5%
	Brazil - 0.5%
61	Banco Itau Holding		$968

	Total preferred stocks
	(cost $944)		$968

EXCHANGE TRADED FUNDS - 1.4%
	United States - 1.4%
67	Vanguard MSCI Emerging Markets ETF		$2,679

	Total exchange traded funds
	(cost $2,653)		$2,679

	Total long-term investments (cost $180,982)		$184,940

SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $497, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $507)
$497	0.17%, 07/31/2012		$497
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $383, collateralized by FHLMC
2.54% - 3.50%, 2040 - 2041, FNMA 2.32% -
4.00%, 2027 - 2042, GNMA 4.00%, 2041,
	value of $391)
383	0.18%, 07/31/2012		383
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $94, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $96)
94	0.19%, 07/31/2012		94
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $315, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13% -
3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% - 4.50%,
	2025 - 2042, value of $321)
315	0.19%, 07/31/2012		315
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $2, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $2)
2	0.17%, 07/31/2012		2
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $130, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $133)
130	0.19%, 07/31/2012		130
			1,421
	Total short-term investments
	(cost $1,421)		$1,421

	Total investments
	(cost $182,403) ▲	100.4%	$186,361
	Other assets and liabilities	(0.4)%	(786)
	Total net assets	100.0%	$185,575

2

The Hartford Emerging Markets Research Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $182,558 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,583
Unrealized Depreciation	(3,780)
Net Unrealized Appreciation	$3,803

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2012, the aggregate value and percentage of net assets of these securities rounds to zero. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $1,228, which represents 0.7% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $809, which represents 0.4% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $1,686 at July 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2011	4	Sino Forest Corp. Class A	$78

The aggregate value and percentage of net assets of these securities at July 31, 2012, rounds to zero.

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
AUD	JPM	Sell	$137	$136	08/01/2012	$(1)
AUD	UBS	Sell	46	46	08/01/2012	–
CAD	BCLY	Buy	26	26	08/02/2012	–
CAD	JPM	Buy	125	125	08/01/2012	–
HKD	MSC	Buy	94	94	08/02/2012	–
ZAR	JPM	Buy	278	279	08/02/2012	(1)
ZAR	JPM	Buy	185	185	08/07/2012	–
ZAR	JPM	Buy	1,165	1,143	08/01/2012	22
						$20

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Emerging Markets Research Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
HKD	Hong Kong Dollar
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt

4

The Hartford Emerging Market Research Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Diversification by Industry
as of July 31, 2012

Industry (Sector)	Percentage of Net Assets
Automobiles and Components (Consumer Discretionary)	2.6%
Banks (Financials)	16.1
Capital Goods (Industrials)	2.9
Consumer Durables and Apparel (Consumer Discretionary)	1.1
Consumer Services (Consumer Discretionary)	0.5
Diversified Financials (Financials)	3.3
Energy (Energy)	18.0
Food and Staples Retailing (Consumer Staples)	1.0
Food, Beverage and Tobacco (Consumer Staples)	4.7
Health Care Equipment and Services (Health Care)	0.4
Household and Personal Products (Consumer Staples)	1.6
Insurance (Financials)	4.7
Materials (Materials)	11.9
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	0.4
Real Estate (Financials)	2.1
Retailing (Consumer Discretionary)	1.9
Semiconductors and Semiconductor Equipment (Information Technology)	8.6
Software and Services (Information Technology)	1.5
Technology Hardware and Equipment (Information Technology)	3.5
Telecommunication Services (Services)	8.2
Transportation (Industrials)	0.1
Utilities (Utilities)	4.5
Short-Term Investments	0.8
Other Assets and Liabilities	(0.4)
Total	100.0%

5

The Hartford Emerging Markets Research Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Argentina	$751	$751	$–	$–
Australia	6,706	2,003	4,703	–
Brazil	17,038	17,038	–	–
Canada	339	339	–	–
Chile	1,398	1,398	–	–
China	20,775	–	20,775	–
Czech Republic	1,000	–	1,000	–
Hong Kong	28,638	–	28,638	–
India	13,324	1,747	11,577	–
Indonesia	2,530	800	1,730	–
Kenya (Republic of)	525	525	–	–
Malaysia	6,794	–	6,794	–
Mexico	6,455	6,455	–	–
Nigeria	493	493	–	–
Philippines	3,805	225	3,580	–
Poland	1,815	–	1,815	–
South Africa	7,905	–	7,905	–
South Korea	28,604	2,201	26,403	–
Sri Lanka	57	57	–	–
Taiwan	17,759	–	17,759	–
Thailand	9,908	–	9,908	–
Turkey	4,206	–	4,206	–
United States	468	–	468	–
Total	181,293	34,032	147,261	–
Exchange Traded Funds	2,679	2,679	–	–
Preferred Stocks	968	968	–	–
Short-Term Investments	1,421	–	1,421	–
Total	$186,361	$37,679	$148,682	$–
Foreign Currency Contracts*	22	–	22	–
Total	$22	$–	$22	$–
Liabilities:
Foreign Currency Contracts*	2	–	2	–
Total	$2	$–	$2	$–

♦	For the nine-month period ended July 31, 2012, investments valued at $909 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2012
Assets:
Common Stocks	$4	$—	$(4	)*	$—	$—	$—	$—	$—	$—
Total	$4	$—	$(4)		$—	$—	$—	$—	$—	$—

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $(4).

6

The Hartford Equity Growth Allocation Fund
Schedule of Investments
January 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 93.5%
EQUITY FUNDS - 93.5%
2,297	The Hartford Alternative Strategies Fund, Class Y		$25,589
251	The Hartford Capital Appreciation Fund, Class Y		8,599
209	The Hartford Capital Appreciation II Fund, Class Y●		2,877
1,063	The Hartford Disciplined Equity Fund, Class Y		14,608
195	The Hartford Dividend and Growth Fund, Class Y		3,874
1,665	The Hartford Equity Income Fund, Class Y		23,029
306	The Hartford Fundamental Growth Fund, Class Y		3,517
166	The Hartford Global Growth Fund, Class Y●		2,552
755	The Hartford Global Research Fund, Class Y		6,775
272	The Hartford Growth Fund, Class Y●		4,963
151	The Hartford Growth Opportunities Fund, Class Y●		4,198
266	The Hartford International Opportunities Fund, Class Y		3,761
912	The Hartford International Small Company Fund, Class Y		10,956
1,081	The Hartford International Value Fund, Class Y		12,239
19	The Hartford MidCap Fund, Class Y		405
366	The Hartford MidCap Value Fund, Class Y		4,370
186	The Hartford Small Company Fund, Class Y		3,866
1,121	The Hartford Small/Mid Cap Equity Fund, Class Y		12,205
502	The Hartford SmallCap Growth Fund, Class Y●		17,325
3,635	The Hartford Value Fund, Class Y		42,130
296	The Hartford Value Opportunities Fund, Class Y		4,014
	Total equity funds
	(cost $194,997)		$211,852

	Total investments in affiliated investment companies
	(cost $194,997)		$211,852

EXCHANGE TRADED FUNDS - 6.5%
294	Powershares DB Commodity Index Tracking Fund ●		$8,174
35	SPDR Dow Jones International Real Estate		1,230
22	SPDR Dow Jones REIT		1,478
92	Vanguard MSCI Emerging Markets ETF		3,910
	Total exchange traded funds
	(cost $12,813)		$14,792

	Total long-term investments
	(cost $207,810)		$226,644

	Total investments
	(cost $207,810) ▲	100.0%	$226,644
	Other assets and liabilities	–%	(87)
	Total net assets	100.0%	$226,557

1

The Hartford Equity Growth Allocation Fund
Schedule of Investments – (continued)
January 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At January 31, 2012, the cost of securities for federal income tax purposes was $210,164 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$23,073
Unrealized Depreciation	(6,593)
Net Unrealized Appreciation	$16,480

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

January 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$211,852	$211,852	$–	$–
Exchange Traded Funds	14,792	14,792	–	–
Total	$226,644	$226,644	$–	$–

♦	For the three-month period ended January 31, 2012, there were no significant transfers between Level 1 and Level 2.

2

The Hartford Equity Income Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.8%
	Banks - 8.7%
660	BB&T Corp.	$20,698
214	M&T Bank Corp.	18,411
592	PNC Financial Services Group, Inc.	34,994
451	US Bancorp	15,109
1,462	Wells Fargo & Co.	49,423
		138,635
	Capital Goods - 11.8%
416	3M Co.	37,922
541	Eaton Corp.	23,727
1,450	General Electric Co.	30,084
395	Illinois Tool Works, Inc.	21,459
48	Lockheed Martin Corp.	4,266
115	Schneider Electric S.A.	6,465
323	Stanley Black & Decker, Inc.	21,599
449	Tyco International Ltd.	24,695
237	United Technologies Corp.	17,642
		187,859
	Commercial and Professional Services - 0.8%
383	Waste Management, Inc.	13,169

	Consumer Durables and Apparel - 0.9%
422	Mattel, Inc.	14,852

	Consumer Services - 0.3%
94	Darden Restaurants, Inc.	4,808

	Diversified Financials - 3.8%
128	BlackRock, Inc.	21,806
1,054	JP Morgan Chase & Co.	37,936
		59,742
	Energy - 13.1%
631	Chevron Corp.	69,166
234	ConocoPhillips Holding Co.	12,735
681	Exxon Mobil Corp.	59,134
371	Occidental Petroleum Corp.	32,305
979	Royal Dutch Shell plc B Shares	34,432
		207,772
	Food and Staples Retailing - 1.2%
528	Sysco Corp.	15,515
71	Walgreen Co.	2,577
		18,092
	Food, Beverage and Tobacco - 7.9%
425	Altria Group, Inc.	15,284
481	General Mills, Inc.	18,597
745	Kraft Foods, Inc.	29,570
241	PepsiCo, Inc.	17,517
285	Philip Morris International, Inc.	26,034
553	Unilever N.V. NY Shares ADR	19,154
		126,156
	Household and Personal Products - 1.7%
216	Kimberly-Clark Corp.	18,793
128	Procter & Gamble Co.	8,265
		27,058
	Insurance - 7.3%
417	ACE Ltd.	30,613
417	Chubb Corp.	30,303
1,357	Marsh & McLennan Cos., Inc.	45,080
171	Swiss Re Ltd.	10,733
		116,729
	Materials - 3.4%
495	Dow Chemical Co.	14,259
283	E.I. DuPont de Nemours & Co.	14,061
429	International Paper Co.	14,076
300	Nucor Corp.	11,768
		54,164
	Media - 0.9%
509	Thomson Reuters Corp.	14,406

	Pharmaceuticals, Biotechnology and Life Sciences - 12.6%
183	AstraZeneca plc ADR	8,567
908	Johnson & Johnson	62,881
1,453	Merck & Co., Inc.	64,177
2,100	Pfizer, Inc.	50,476
85	Roche Holding AG	15,134
		201,235
	Retailing - 5.2%
741	Home Depot, Inc.	38,667
274	Kohl's Corp.	13,646
1,196	Lowe's Co., Inc.	30,340
		82,653
	Semiconductors and Semiconductor Equipment - 6.1%
787	Analog Devices, Inc.	30,756
1,414	Intel Corp.	36,344
599	Maxim Integrated Products, Inc.	16,304
425	Xilinx, Inc.	13,777
		97,181
	Software and Services - 1.6%
882	Microsoft Corp.	25,996

	Telecommunication Services - 3.7%
1,090	AT&T, Inc.	41,350
578	Vodafone Group plc ADR	16,621
		57,971
	Utilities - 5.8%
129	American Electric Power Co., Inc.	5,469
69	Dominion Resources, Inc.	3,742
1,450	National Grid plc	15,035
198	NextEra Energy, Inc.	14,073
309	Northeast Utilities	12,338
128	PPL Corp.	3,697
584	UGI Corp.	17,900
689	Xcel Energy, Inc.	20,187
		92,441
	Total common stocks
	(cost $1,334,530)	$1,540,919

	Total long-term investments
	(cost $1,334,530)	$1,540,919

1

The Hartford Equity Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.6%
Repurchase Agreements - 2.6%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
08/01/2012 in the amount of $14,697,
collateralized by FNMA 5.50% - 6.00%,
2038 - 2039, GNMA 4.50%, 2041, value of
	$14,991)
$14,697	0.17%, 07/31/2012		$14,697
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $11,338, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $11,565)
11,338	0.18%, 07/31/2012		11,338
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $2,784, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $2,839)
2,784	0.19%, 07/31/2012		2,784
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $9,307, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13%
- 3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $9,493)
9,307	0.19%, 07/31/2012		9,307
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $65, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $67)
65	0.17%, 07/31/2012		65
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $3,845, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $3,921)
3,845	0.19%, 07/31/2012		3,845
42036			42,036
	Total short-term investments
	(cost $42,036)		$42,036

	Total investments
	(cost $1,376,566) ▲	99.4%	$1,582,955
	Other assets and liabilities	0.6%	9,691
	Total net assets	100.0%	$1,592,646

2

The Hartford Equity Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $1,382,378 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$216,169
Unrealized Depreciation	(15,592)
Net Unrealized Appreciation	$200,577

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,540,919	$1,459,120	$81,799	$–
Short-Term Investments	42,036	–	42,036	–
Total	$1,582,955	$1,459,120	$123,835	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford Floating Rate Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 7.3%
	Accommodation and Food Services - 0.1%
	MGM Mirage, Inc.
$6,500	11.13%, 11/15/2017 ‡	$7,264

	Administrative Waste Management and Remediation - 0.1%
	Energy Solutions, Inc. LLC
7,653	10.75%, 08/15/2018	6,601

	Agriculture, Forestry, Fishing and Hunting - 0.1%
	American Seafood Group LLC
4,232	10.75%, 05/15/2016 ■	4,031

	Air Transportation - 0.2%
	Delta Air Lines, Inc.
6,348	9.50%, 09/15/2014 ■	6,689
	United Air Lines, Inc.
4,444	9.88%, 08/01/2013 ■	4,600
		11,289
	Arts, Entertainment and Recreation - 0.7%
	Bresnan Broadband Holdings LLC
6,915	8.00%, 12/15/2018 ■	7,218
	Cengage Learning ACQ, Inc.
6,130	11.50%, 04/15/2020 ■	6,390
	Chester Downs & Marina LLC
5,189	9.25%, 02/01/2020 ■	5,358
	Citycenter Holdings LLC
6,000	7.63%, 01/15/2016 ‡	6,322
	Echostar DBS Corp.
6,000	7.13%, 02/01/2016 ‡	6,622
	Great Canadian Gaming Co.
CAD 4,615	6.63%, 07/25/2022 ■	4,654
		36,564
	Chemical Manufacturing - 0.1%
	Hexion U.S. Finance Corp.
2,326	6.63%, 04/15/2020	2,378
	LyondellBasell Industries N.V
4,892	5.00%, 04/15/2019 ‡	5,308
		7,686
	Computer and Electronic Product Manufacturing - 0.0%
	Freescale Semiconductor, Inc.
2,250	9.25%, 04/15/2018 ■	2,407

	Finance and Insurance - 1.1%
	AmeriGas Finance LLC
4,750	6.75%, 05/20/2020 ‡	5,023
	CIT Group, Inc.
4,385	5.00%, 05/15/2017 ‡	4,582
7,120	5.38%, 05/15/2020 ‡	7,493
	Hub International Holdings, Inc.
4,000	9.00%, 12/15/2014 ■	4,070
	Ineos Finance plc
1,645	7.50%, 05/01/2020 ■	1,670
6,689	8.38%, 02/15/2019 ■	6,923
	Offshore Group Investments Ltd.
5,972	11.50%, 08/01/2015 ‡	6,569
786	11.50%, 08/01/2015 ■	865
	Provident Funding Associates L.P.
8,126	10.25%, 04/15/2017 ■	8,614
	Rivers Pittsburgh L.P.
6,535	9.50%, 06/15/2019 ■	6,821
	SLM Corp.
8,129	6.00%, 01/25/2017 ‡	8,515
		61,145
	Food Manufacturing - 0.3%
	Pinnacle Foods Finance LLC
7,600	9.25%, 04/01/2015	7,771
	Post Holdings, Inc.
2,882	7.38%, 02/15/2022 ■	3,004
	Smithfield Foods, Inc.
3,000	10.00%, 07/15/2014	3,533
		14,308
	Food Services - 0.2%
	ARAMARK Holdings Corp.
8,556	8.63%, 05/01/2016 ■Þ	8,749

	Health Care and Social Assistance - 0.8%
	Alere, Inc.
4,790	7.88%, 02/01/2016 ‡	4,982
	Amerigroup Corp.
2,913	7.50%, 11/15/2019 ‡	3,415
	Biomet, Inc.
1,800	6.50%, 08/01/2020 ■☼	1,854
	Community Health Systems, Inc.
6,665	7.13%, 07/15/2020 ‡	6,982
	Fresenius Medical Care U.S. Finance II, Inc.
3,000	5.63%, 07/31/2019 ■	3,221
	HCA, Inc.
8,000	7.25%, 09/15/2020 ‡	8,940
	Valeant Pharmaceuticals International
7,000	6.50%, 07/15/2016 ■	7,420
3,000	6.88%, 12/01/2018 ■	3,169
	Warner Chilcott plc
6,071	7.75%, 09/15/2018	6,564
		46,547
	Information - 0.8%
	Avaya, Inc.
8,320	7.00%, 04/01/2019 ■‡	7,498
	Ceridian Corp.
4,420	8.88%, 07/15/2019 ■	4,652
	Frontier Communications Co.
1,330	7.88%, 04/15/2015 ‡	1,470
4,000	8.25%, 04/15/2017 ‡	4,380
	Intelsat Jackson Holdings S.A.
6,000	8.50%, 11/01/2019 ‡	6,675
	Level 3 Financing, Inc.
10,926	4.51%, 02/15/2015 ‡Δ	10,707
	Windstream Corp.
6,500	7.88%, 11/01/2017 ‡	7,142
	Zayo Escrow Corp.
1,230	8.13%, 01/01/2020 ■	1,301
		43,825
	Mining - 0.3%
	FMG Resources Pty Ltd.
5,000	8.25%, 11/01/2019 ■	5,262

1

The Hartford Floating Rate Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 7.3% - (continued)
	Mining - 0.3% - (continued)
	Peabody Energy Corp.
$10,000	6.00%, 11/15/2018 ■	$10,000
		15,262
	Miscellaneous Manufacturing - 0.2%
	Reynolds Group Issuer, Inc.
8,182	7.13%, 04/15/2019	8,693
3,000	7.75%, 10/15/2016	3,150
		11,843
	Motor Vehicle and Parts Manufacturing - 0.1%
	American Axle & Manufacturing Holdings, Inc.
6,608	9.25%, 01/15/2017 ■	7,393

	Nonmetallic Mineral Product Manufacturing - 0.2%
	Ardagh Packaging Finance
9,737	7.38%, 10/15/2017 ■	10,442
		10,442
	Petroleum and Coal Products Manufacturing - 0.3%
	Chesapeake Energy Corp.
4,899	6.78%, 03/15/2019 ‡	4,801
6,333	6.88%, 08/15/2018 ‡	6,349
	Everest Acquisition LLC
2,890	6.88%, 05/01/2019 ■	3,085
	MEG Energy Corp.
3,860	6.38%, 01/30/2023 ■	3,952
		18,187
	Plastics and Rubber Products Manufacturing - 0.1%
	Sealed Air Corp.
4,146	8.13%, 09/15/2019 ■	4,654

	Primary Metal Manufacturing - 0.1%
	Novelis, Inc.
6,973	8.75%, 12/15/2020 ‡	7,740

	Professional, Scientific and Technical Services - 0.2%
	Affinion Group, Inc.
15,039	11.50%, 10/15/2015 ‡	12,783

	Real Estate and Rental and Leasing - 0.2%
	Ashtead Capital, Inc.
9,603	9.00%, 08/15/2016 ■	9,915

	Retail Trade - 0.3%
	GRD Holding III Corp.
5,050	10.75%, 06/01/2019 ■	4,993
	Libby Glass, Inc.
880	6.88%, 05/15/2020 ■	929
	Neebo, Inc.
2,500	15.00%, 06/30/2016 ■	2,500
	Toys R Us, Inc.
8,000	7.38%, 09/01/2016 ■	8,010
		16,432
	Soap, Cleaning Compound and Toilet Manufacturing - 0.2%
	Yankee (The) Candle Co., Inc.
4,632	10.25%, 02/15/2016 Þ	4,719
	Yankee Acquisition Corp.
3,500	9.75%, 02/15/2017 ╦	3,644
		8,363
	Utilities - 0.4%
	Calpine Corp.
10,000	7.25%, 10/15/2017 ■	10,825
	NRG Energy, Inc.
10,750	7.63%, 01/15/2018 ‡	11,449
		22,274
	Wholesale Trade - 0.2%
	Spectrum Brands Holdings, Inc.
9,100	9.50%, 06/15/2018	10,397

	Total corporate bonds
	(cost $397,723)	$406,101

SENIOR FLOATING RATE INTERESTS ♦ - 85.0%
	Accommodation and Food Services - 1.1%
	Caesars Entertainment Operating Co., Inc.
$46,000	3.25%, 01/28/2015	$41,866
	Las Vegas Sands LLC, Extended Delayed Draw Term Loan
3,562	2.84%, 11/23/2016	3,506
	Las Vegas Sands LLC, Extended Delayed Draw Term Loan 2
1,089	2.84%, 11/23/2015	1,072
	Las Vegas Sands LLC, Extended Term Loan
15,577	2.84%, 11/23/2016	15,331
		61,775
	Administrative Waste Management and Remediation - 5.3%
	Acosta, Inc.
37,140	5.75%, 03/01/2018	37,112
	Affinion Group, Inc., Tranche B Term Loan
73,519	5.00%, 10/09/2016	63,839
	EnergySolutions LLC
21,683	6.25%, 08/15/2016	19,965
	InVentiv Health, Inc., 1st Lien Consolidated Term Loan
16,272	6.50%, 08/04/2016	15,149
	InVentiv Health, Inc., Term Loan B2
15,399	6.75%, 05/15/2018	14,513
	Ipreo Holdings LLC
11,910	8.00%, 08/05/2017	11,850
	NaNa Development Corp.
23,442	6.50%, 07/22/2016	23,168
	NexTag, Inc.
6,789	7.00%, 01/28/2016	6,540
	Ozburn-Hessey Holding Co. LLC
10,073	8.25%, 04/08/2016	9,318
	Servicemaster Co., Delayed Draw Term Loan
3,079	2.79%, 07/24/2014	3,062
	Servicemaster Co., Term Loan B
35,827	2.79%, 07/24/2014	35,624
	SI Organization, Inc.
10,835	4.50%, 11/22/2016	10,537

2

The Hartford Floating Rate Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 85.0% - (continued)
	Administrative Waste Management and Remediation - 5.3% - (continued)
	Synagro Technologies, Inc.
$17,349	2.25%, 03/28/2014	$14,931
	TransUnion LLC
14,526	5.50%, 02/10/2018	14,590
	Volume Services America, Inc.
9,578	10.50%, 09/16/2016	9,578
	Wolverine Healthcare Analytics, Inc.
4,980	6.75%, 06/06/2019	4,982
		294,758
	Agriculture, Construction, Mining and Machinery - 2.7%
	Hupah Finance, Inc.
11,970	6.25%, 01/19/2019	12,040
	Kion Group GMBH, Facility B
16,837	3.60%, 12/29/2014 Þ	15,179
	Kion Group GMBH, Facility C
16,837	4.10%, 12/29/2015 Þ	15,263
	Nortek, Inc.
15,324	5.25%, 04/26/2017	15,438
	Veyance Technologies, Inc.
68,301	2.50%, 07/31/2014	66,348
28,650	6.00%, 07/31/2015	26,616
		150,884
	Agriculture, Forestry, Fishing and Hunting - 0.4%
	Milk Specialties Co.
9,801	8.50%, 12/23/2017	9,703
	WM. Bolthouse Farms, Inc.
11,875	9.75%, 08/11/2016	11,865
		21,568
	Air Transportation - 2.8%
	AWAS Finance Luxembourg S.A.
7,342	5.25%, 06/10/2016	7,318
	AWAS Finance Luxembourg S.aár.l.
5,255	07/01/2018 ◊☼	5,242
	Delta Air Lines, Inc., New Term Loan
4,072	4.25%, 03/07/2016	4,010
	Delta Air Lines, Inc., Term Loan
31,807	5.50%, 04/20/2017	31,837
	Macquarie Aircraft Leasing Finance S.A., 2nd Lien Term Loan
10,735	4.25%, 11/29/2013	10,627
	Macquarie Aircraft Leasing Finance S.A., First Lien Term Loan
10,836	1.75%, 11/30/2013	10,728
	United Air Lines, Inc.
50,418	2.25%, 02/01/2014	49,347
	US Airways Group, Inc.
36,581	2.75%, 03/23/2014	35,049
		154,158
	Arts, Entertainment and Recreation - 7.0%
	24 Hour Fitness Worldwide, Inc.
35,259	7.50%, 04/22/2016	35,380
	Caesars Entertainment Operating Co., Inc.
29,159	9.50%, 10/31/2016	29,382
	Caribe Media, Inc.
4,865	10.00%, 11/18/2014	3,057
	Cengage Learning ACQ, Inc.
34,572	5.75%, 07/05/2017	29,714
	Cenveo Corp.
14,759	6.63%, 12/21/2016	14,716
	Cequel Communications LLC
18,697	4.00%, 02/14/2019 ☼	18,534
	Clear Channel Communications, Inc.
5,000	3.65%, 07/30/2014	4,483
53,628	3.90%, 01/29/2016	40,567
	ClubCorp Club Operations, Inc.
18,193	6.00%, 11/30/2016	18,250
	Cumulus Media Holdings, Inc.
33,834	5.75%, 09/17/2018	33,925
	Cumulus Media, Inc., Second Lien Term Loan
4,000	7.50%, 03/18/2019	4,022
	Dex Media West LLC
9,653	7.25%, 10/24/2014	5,758
	F & W Publications, Inc., New Term Loan
3,481	7.75%, 06/09/2014	3,220
	F & W Publications, Inc., Second Lien Term Loan
2,032	15.00%, 12/09/2014 Þ	1,372
	Gatehouse Media Operating, Inc., Delayed Draw Term Loan
2,171	2.25%, 08/05/2014	705
	Gatehouse Media Operating, Inc., Initial Term Loan
7,785	2.25%, 08/05/2014	2,527
	Golden Nugget, Inc., Delayed Draw Term Loan
4,170	3.25%, 06/22/2014 ☼Þ	3,958
	Golden Nugget, Inc., Term Facility
7,425	3.25%, 06/22/2014 ☼Þ	7,048
	Kabel Deutschland GmbH
14,619	4.25%, 01/20/2019	14,576
	Penton Media, Inc.
8,829	5.00%, 08/01/2014 Þ	6,540
	R.H. Donnelley, Inc.
5,010	9.00%, 10/24/2014	2,321
	San Juan Cable LLC
19,676	6.00%, 06/09/2017	19,602
	Sinclair Television Group, Inc.
9,437	4.00%, 10/28/2016	9,423
	Univision Communications, Inc.
84,577	4.50%, 03/31/2017	80,943
		390,023
	Chemical Manufacturing - 2.9%
	Ineos US Finance LLC
23,905	05/04/2018 ◊☼	23,407
	Momentive Specialty Chemicals, Tranche C-1B Term Loan Ext
60,823	4.07%, 05/05/2015	59,379
	Momentive Specialty Chemicals, Tranche C-2B Term Loan Ext
25,162	4.07%, 05/05/2015	24,565
	Momentive Specialty Chemicals, Tranche C-4B Term Loan Ext
2,534	4.25%, 05/05/2015	2,432

3

The Hartford Floating Rate Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 85.0% - (continued)
		Chemical Manufacturing - 2.9% - (continued)
		Momentive Specialty Chemicals, Tranche C-5B Term Loan Ext
	$950	4.25%, 05/05/2015	$912
		Momentive Specialty Chemicals, Tranche C-6B Term Loan Ext
EUR	1,790	4.40%, 05/05/2015	2,114
		Univar, Inc.
	36,269	5.00%, 06/30/2017	35,984
		Utex Industries, Inc.
	11,717	7.00%, 12/15/2016	11,688
			160,481
		Computer and Electronic Product Manufacturing - 0.7%
		API Technologies Corp.
	7,423	8.75%, 06/27/2016	7,423
		Freescale Semiconductor, Inc.
	18,164	4.50%, 12/01/2016	17,047
		SRA International, Inc.
	14,621	6.50%, 07/20/2018	14,009
			38,479
		Construction - 0.7%
		Brock Holdings III, Inc.
	18,919	6.01%, 03/16/2017	18,844
	8,548	10.00%, 03/16/2018	8,462
		Summit Materials LLC
	9,975	6.00%, 01/30/2019	10,007
			37,313
		Educational Services - 0.2%
		Meritas Schools Holdings LLC, Second Lien Term Loan
	5,000	11.50%, 01/29/2018	4,950
		Meritas Schools Holdings LLC, Term Loan B
	9,000	7.50%, 07/29/2017	8,910
			13,860
		Finance and Insurance - 6.6%
		Asurion Corp., 2nd Lien Term Loan
	9,867	9.00%, 05/24/2019	10,212
		Asurion Corp., Term Loan
	53,389	5.50%, 05/24/2018	53,211
		Asurion LLC
	5,000	4.75%, 07/18/2017	4,983
		BNY Convergex Group LLC, 1st Lien Eze Borrower Term Loan Committment
	4,947	5.25%, 12/19/2016	4,807
		BNY Convergex Group LLC, 1st Lien Top Borrower Term Loan Committment
	11,263	5.25%, 12/19/2016	10,944
		BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Commitment
	1,440	8.75%, 12/17/2017	1,371
		BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Commitment
	3,432	8.75%, 12/17/2017	3,266
		Capital Automotive L.P.
	10,460	5.25%, 03/11/2017	10,443
		Chrysler Group LLC
	40,057	6.00%, 05/24/2017	40,657
		EVERTEC LLC
	12,081	5.25%, 09/30/2016	12,011
		Fortress Investment Group LLC
	9,543	5.75%, 10/07/2015	9,519
		HMSC Corp.
	7,499	2.50%, 04/03/2014	6,824
		Hub International Holdings, Inc., Delayed Draw Term Loan
	2,508	4.75%, 06/12/2014	2,492
		Hub International Holdings, Inc., Initial Term Loan
	11,850	4.75%, 06/14/2014	11,772
		Hub International Holdings, Inc., Term Loan B Add-On
	13,395	6.75%, 06/12/2014	13,388
		Interactive Data Corp.
	21,022	4.50%, 02/11/2018	21,048
		Lonestar Intermediate Super Holdings LLC
	4,864	11.00%, 09/02/2019	5,156
		Nuveen Investments, Inc.
	36,202	5.95%, 05/13/2017	36,066
	13,919	7.25%, 05/13/2017	13,963
	22,560	8.25%, 02/28/2019	22,673
		Nuveen Investments, Inc., Extended First Lien Term Loan
	34,142	5.96%, 05/13/2017	33,978
		Ocwen Financial Corp.
	12,864	7.00%, 09/01/2016	12,929
		Springleaf Financial Funding Co.
	24,000	5.50%, 05/10/2017	22,910
			364,623
		Food Manufacturing - 3.4%
		American Seafoods Group LLC
	15,563	4.25%, 03/18/2018	15,135
		Dean Foods Co., Term B 2017 Extended
	3,930	3.50%, 04/02/2017	3,887
		Dean Foods Co., Term Loan B
	6,761	1.63%, 03/29/2014	6,668
		Del Monte Foods Co.
	56,744	4.50%, 03/08/2018	55,361
		Dole Food Co., Inc., Term Loan B2
	6,077	5.03%, 07/08/2018	6,077
		Dole Food Co., Inc., Term Loan C2
	10,875	5.03%, 07/08/2018	10,875
		JBS USA LLC
	16,404	4.25%, 05/25/2018	16,185
		Pinnacle Foods Finance LLC
	30,421	3.75%, 10/02/2016	30,117
	1,995	4.75%, 10/17/2018	1,985
		Roundy's Supermarkets, Inc.
	29,554	5.75%, 02/13/2019	29,258
		Shearer's Foods, Inc.
	11,606	7.50%, 03/31/2015	10,852
			186,400
		Health Care and Social Assistance - 9.8%
		AccentCare, Inc.
	6,140	6.50%, 12/22/2016	5,537

4

The Hartford Floating Rate Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 85.0% - (continued)
	Health Care and Social Assistance - 9.8% - (continued)
	Alere, Inc.
$30,770	4.75%, 06/30/2017	$30,663
	Ardent Health Services LLC, Term Loan
19,606	6.50%, 09/15/2015	19,508
	ATI Holdings, Inc.
10,935	7.50%, 03/11/2016	10,753
	Bausch & Lomb, Inc.
12,585	5.25%, 05/17/2019	12,571
	Community Health Systems, Inc., Term Loan B
39,994	3.29%, 07/25/2014	39,864
	DJO Finance LLC
10,053	5.25%, 11/01/2016	9,953
10,154	6.25%, 09/15/2017	10,148
	Gentiva Health Services, Inc.
12,721	6.50%, 08/17/2016	11,767
	Grifols, Inc.
18,708	4.50%, 06/01/2017	18,671
	HCA, Inc., Tranche B-2 Term Loan
40,805	3.71%, 03/31/2017	40,176
	HCA, Inc., Tranche B-3 Term Loan
23,094	3.50%, 05/01/2018	22,694
	HGI Holding, Inc.
9,176	6.75%, 10/01/2016	9,145
	Hologic, Inc.
35,575	4.66%, 07/19/2019 ☼	35,797
	Iasis Healthcare LLC
14,783	5.00%, 05/03/2018	14,741
	Immucor, Inc.
12,357	7.25%, 08/19/2018	12,407
	Insight Pharmaceuticals LLC
7,915	7.50%, 08/25/2016	7,810
	Jazz Pharmaceuticals, Inc.
5,940	5.25%, 06/12/2018	5,910
	Kindred Healthcare, Inc.
11,346	5.25%, 06/01/2018	11,086
	Kinetic Concepts, Inc.
14,925	7.00%, 05/04/2018	15,115
	MedAssets, Inc.
11,313	5.25%, 11/16/2016	11,344
	Medpace Intermediateco, Inc.
11,489	6.50%, 06/19/2017	10,972
	MultiPlan, Inc.
31,196	4.75%, 08/26/2017	31,009
	NBTY, Inc.
24,466	4.25%, 10/01/2017	24,488
	Pharmaceutical Product Development, Inc.
14,498	6.25%, 12/05/2018	14,658
	Physician Oncology Services, Delayed Draw Term Commitment
816	7.75%, 01/31/2017	776
	Physician Oncology Services, Term Loan
6,719	7.75%, 01/31/2017	6,383
	Select Medical Corp.
3,762	5.50%, 06/01/2018	3,711
	Sheridan Holdings, Inc.
6,115	6.00%, 06/29/2018	6,107
2,246	9.00%, 07/01/2019	2,250
	Surgery Center Holdings, Inc.
9,813	6.50%, 02/06/2017	9,739
	U.S. Healthworks Holding Co., Inc.
11,880	6.25%, 06/15/2016	11,642
	United Surgical Partners International, Inc., Extended Term Loan B
10,039	5.25%, 04/19/2017	9,947
	United Surgical Partners International, Inc., Term Loan B
9,975	6.00%, 04/03/2019	10,000
	US Renal Care, Inc.
9,500	6.25%, 07/02/2019	9,571
2,666	10.25%, 12/27/2019	2,679
	Valeant Pharmaceuticals International, Inc.
15,116	4.75%, 02/13/2019	15,120
	Warner Chilcott Corp., Term Loan B-1
9,911	4.25%, 03/15/2018	9,910
	Warner Chilcott Corp., Term Loan B-2
4,956	4.25%, 03/15/2018	4,955
	Warner Chilcott Corp., Term Loan B-3
6,814	4.25%, 03/15/2018	6,813
		546,390
	Information - 14.0%
	Alaska Communications Systems Holdings, Inc.
10,785	5.50%, 10/21/2016	9,671
	Aspect Software, Inc.
11,665	6.25%, 05/07/2016	11,665
	Avaya, Inc., Existing Term B-1 Loan
11,371	3.22%, 10/24/2014	10,514
	Avaya, Inc., Term B-3 Loan
26,750	4.97%, 10/26/2017	23,187
	Blackboard, Inc.
29,601	7.50%, 10/04/2018	28,929
	CDW LLC
38,267	4.00%, 07/15/2017	37,159
	Ceridian Corp.
13,679	3.25%, 11/09/2014 ☼	13,453
14,238	6.00%, 05/09/2017 ☼	14,032
	Charter Communications Operating LLC
12,988	4.00%, 05/15/2019 ☼	12,962
	Charter Communications Operating LLC, Term C Loan Extended
31,357	3.50%, 09/06/2016	31,218
	Crown Castle Operating Co.
11,933	4.00%, 01/31/2019	11,899
	Decision Insight Information Group I, Inc.
17,263	7.00%, 01/04/2017	16,109
	Emdeon, Inc.
14,401	5.00%, 11/02/2018	14,411
	Epicor Software Corp.
44,426	5.00%, 05/16/2018	44,137
	First Data Corp., Extended 1st Lien Term Loan
88,764	4.25%, 03/23/2018	82,550
	First Data Corp., Initial Tranche B-1 Term Loan
23,954	3.00%, 09/24/2014	23,245

5

The Hartford Floating Rate Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 85.0% - (continued)
	Information - 14.0% - (continued)
	Intelsat Jackson Holdings S.A.
$35,926	3.25%, 02/01/2014	$35,351
34,938	5.25%, 04/02/2018	34,947
	Lawson Software, Inc.
27,232	6.25%, 04/05/2018	27,449
	Level 3 Communications Corp., Tranche A Term Loan
73,513	2.65%, 03/01/2014	73,219
	Level 3 Financing, Inc.
12,900	5.75%, 09/01/2018	12,928
	Mediacom Broadband LLC, Term Loan E
7,912	4.50%, 10/23/2017	7,823
	Mediacom Broadband LLC, Tranche F Term Loan
15,969	4.50%, 10/23/2017	15,829
	Metro PCS Wireless, Inc., Term Loan B3
4,413	4.00%, 03/19/2018	4,385
	Metro PCS Wireless, Inc., Tranche B-2 Term Loan
6,572	4.07%, 11/03/2016	6,552
	MISYS plc
25,650	7.25%, 12/12/2018	25,233
	Northland Cable Television, Inc.
9,651	7.75%, 12/30/2016	9,313
	Novell, Inc.
18,675	7.25%, 11/22/2017	18,667
	SSI Investments II Ltd., Term Loan
9,666	6.50%, 05/26/2017	9,739
	SSI Investments II Ltd., Term Loan C
4,446	6.50%, 05/26/2017	4,480
	Sunquest Information Systems, Inc.
9,900	6.55%, 12/16/2016	9,872
	Telesat Canada
12,875	4.25%, 03/28/2019	12,834
	TransFirst Holdings, Inc., Second Lien Term Loan
1,079	6.25%, 06/12/2015 Þ	1,008
	TransFirst Holdings, Inc., Term Loan
14,766	3.00%, 06/12/2014	14,393
	TWCC Holding Corp.
10,993	4.25%, 02/13/2017	10,999
	UPC Financing Partnership
12,750	4.75%, 12/31/2017	12,724
	West Corp.
5,532	4.50%, 07/15/2016	5,521
	West Corp., Term Loan B-4
8,256	4.59%, 07/15/2016	8,239
	WideOpenWest Finance LLC
15,015	6.25%, 07/12/2018	14,854
	Zayo Group LLC
14,455	7.13%, 03/18/2019	14,609
		776,109
	Media - 0.2%
	Primedia, Inc.
15,694	7.50%, 01/13/2018	14,018

	Mining - 0.8%
	American Gilsonite Co.
7,536	7.25%, 12/05/2015	7,386
	Arch Coal, Inc.
34,710	5.75%, 05/16/2018	34,030
	Metal Services LLC, Delayed Draw
504	9.00%, 09/29/2017	504
	Metal Services LLC, Term Loan B
5,205	9.00%, 09/29/2017	5,205
		47,125
	Miscellaneous Manufacturing - 2.4%
	DAE Aviation Holdings, Inc., Term Loan B1
7,622	5.45%, 07/31/2014	7,555
	DAE Aviation Holdings, Inc., Term Loan B2
6,721	5.45%, 07/31/2014	6,662
	Provo Craft & Novelty, Inc.
9,569	8.50%, 03/22/2016	3,349
	Reynolds Group Holdings, Inc.
66,295	6.50%, 02/09/2018 - 08/09/2018	66,801
	Sequa Corp.
45,031	3.72%, 12/03/2014	44,446
5,672	6.25%, 12/03/2014	5,672
		134,485
	Motor Vehicle and Parts Manufacturing - 3.2%
	Allison Transmission, Inc.
20,547	2.75%, 08/07/2014	20,451
	AM General LLC, LC Facility Deposits
2,144	3.25%, 09/28/2012 ☼	2,020
	AM General LLC, Term B Facility
13,047	3.29%, 09/30/2013 ☼	12,264
	Federal Mogul Corp., Tranche B Term Loan
46,999	2.18%, 12/29/2014	44,627
	Federal Mogul Corp., Tranche C Term Loan
17,077	2.18%, 12/28/2015	16,215
	General Motors Holdings LLC
31,965	0.38%, 10/27/2015 ☼	29,065
	Schaeffler AG
11,815	6.00%, 01/27/2017	11,839
	Stackpole Powertrain International, ULC
10,918	7.50%, 08/02/2017	10,927
	Tomkins LLC / Tomkins, Inc.
28,979	4.25%, 09/29/2016	29,033
		176,441
	Other Services - 0.4%
	Husky Injection Molding Systems Ltd.
20,981	6.50%, 06/29/2018	21,016

	Petroleum and Coal Products Manufacturing - 2.2%
	Chesapeake Energy Corp.
44,835	8.50%, 12/02/2017	44,705
	Dynegy Midwest Generation LLC
16,133	9.25%, 08/05/2016	16,551
	Dynegy Power LLC
37,442	9.25%, 08/05/2016	38,865
	Walter Energy, Inc.
12,692	4.00%, 04/02/2018	12,505
	Willbros United States Holdings, Inc.
9,636	9.50%, 06/30/2014	9,636
		122,262

6

The Hartford Floating Rate Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 85.0% - (continued)
	Pipeline Transportation - 0.3%
	EP Energy LLC
$5,747	6.50%, 05/24/2018	$5,812
	NGPL Pipeco LLC
9,420	6.75%, 09/15/2017	9,288
		15,100
	Plastics and Rubber Products Manufacturing - 0.6%
	Consolidated Container Co. LLC
7,000	6.25%, 07/03/2019	7,019
	Tricorbraun, Inc.
7,690	5.50%, 05/03/2018	7,678
	Trinseo Materials Operating S.C.A.
19,274	6.08%, 08/02/2017	17,852
		32,549
	Primary Metal Manufacturing - 0.5%
	Novelis, Inc.
20,986	4.00%, 03/10/2017	20,793
	WireCo WorldGroup, Inc.
6,855	5.90%, 02/15/2017 ☼	6,847
		27,640
	Professional, Scientific and Technical Services - 2.3%
	Advantage Sales & Marketing, Inc., 2nd Lien Term Loan
10,472	9.25%, 06/18/2018	10,419
	Advantage Sales & Marketing, Inc., Term Loan B
27,561	5.25%, 12/18/2017	27,423
	AlixPartners, LLP
14,580	6.50%, 05/29/2019	14,459
4,575	10.75%, 12/27/2019	4,510
	Engineering Solutions & Products LLC
6,532	7.75%, 04/21/2017	4,703
	IMG Worldwide, Inc.
11,796	5.50%, 06/16/2016	11,722
	MoneyGram International, Inc., Term Loan B1
2,382	4.25%, 11/17/2017	2,352
	MoneyGram Payment Systems Worldwide, Inc.
15,256	4.25%, 11/18/2017	15,066
	Paradigm Ltd., Term Loan B1
14,000	07/24/2019 ◊☼	13,812
	Paradigm Ltd., Term Loan B2
2,500	07/24/2020 ◊☼	2,492
	RBS Holding Co. LLC
14,813	9.25%, 03/23/2017	8,887
	SunGard Data Systems, Inc.
2,855	3.93%, 02/28/2016	2,851
6,553	4.00%, 02/28/2017	6,522
		125,218
	Rail Transportation - 0.1%
	RailAmerica, Inc.
4,000	4.00%, 03/01/2019	3,997

	Real Estate and Rental and Leasing - 2.0%
	LNR Property LLC
19,978	4.75%, 04/29/2016	19,937
	Realogy Corp., Credit Linked Deposit
1,535	3.25%, 10/05/2013	1,433
	Realogy Corp., Extended 1st Lien Term Loan B
82,353	4.50%, 10/10/2016	78,029
	Realogy Corp., Extended Credit Linked Deposit
10,823	4.50%, 10/10/2016	10,255
		109,654
	Retail Trade - 6.6%
	99 Cents Only Stores
13,965	5.25%, 01/11/2019	13,979
	Academy Ltd.
19,639	6.00%, 08/03/2018	19,735
	Armored AutoGroup, Inc.
11,805	6.00%, 11/05/2016	11,619
	Atrium Companies, Inc.
14,171	11.00%, 04/30/2016 Þ	12,373
	BJ's Wholesale Club, Inc.
15,381	5.25%, 09/28/2018	15,443
8,826	10.00%, 03/29/2019	9,060
	Burlington Coat Factory Warehouse Corp.
14,929	5.50%, 02/23/2017	14,888
	EB Sports Corp.
12,931	11.50%, 12/31/2015 Þ	12,672
	Fairway Group Acquisition Co.
9,875	7.50%, 03/03/2017	9,801
	Great Atlantic & Pacific Tea Co., Inc.
16,959	11.00%, 03/13/2017	16,323
	Gyboree Corp.
26,179	5.00%, 02/23/2018	25,108
	Hillman Group, Inc.
20,761	5.00%, 05/31/2016	20,709
	Michaels Stores, Inc., B-2 Term Loan
17,469	5.00%, 07/31/2016	17,563
	Michaels Stores, Inc., B-3 Term Loan
18,793	5.00%, 07/31/2016	18,895
	Michaels Stores, Inc., Term B Loan
6,478	4.25%, 02/25/2018	6,458
	Neiman (The) Marcus Group, Inc.
50,610	4.75%, 05/16/2018	50,183
	Party City Holdings, Inc.
16,175	5.89%, 07/23/2019 ☼	16,195
	Rite Aid Corp., Tranche 5 Term Loan
16,505	4.50%, 03/03/2018	16,233
	Sports (The) Authority, Inc.
28,483	7.50%, 11/16/2017	27,629
	Sprouts Farmers Markets Holdings LLC
9,731	6.00%, 04/18/2018	9,610
	Toys R Us, Inc.
9,613	5.25%, 05/25/2018	8,940
	Toys R Us, Inc., Initial Loan
12,986	6.00%, 09/01/2016	12,288
		365,704
	Services - 0.1%
	Harland Clarke Holdings Corp.
7,469	2.78%, 02/28/2014	6,714

7

The Hartford Floating Rate Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 85.0% - (continued)
	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Revlon Consumer Products Corp.
$19,736	4.75%, 11/19/2017		$19,654
	Yankee (The) Candle Co., Inc.
5,372	5.25%, 04/02/2019		5,381
			25,035
	Textile Product Mills - 0.4%
	Levi Strauss & Co.
21,768	2.50%, 04/04/2014		21,387

	Transit and Ground Passenger Transportation - 0.7%
	Emergency Medical Services Corp.
39,886	5.25%, 05/25/2018		39,850

	Truck Transportation - 0.6%
	Nexeo Solutions LLC
9,850	5.00%, 09/08/2017		9,629
	Swift Transportation Co. LLC
24,216	5.00%, 12/21/2017		24,342
			33,971
	Utilities - 2.8%
	AES (The) Corp.
14,765	4.25%, 06/01/2018		14,774
	BRSP LLC
21,311	7.50%, 06/04/2014		21,285
	Calpine Corp. Term Loan
38,503	4.50%, 04/01/2018 ☼		38,671
	Energy Transfer Equity L.P.
16,717	3.75%, 03/23/2017		16,452
	LSP Madison Funding LLC
14,286	5.50%, 06/28/2019		14,179
	Star West Generation LLC
24,308	6.00%, 05/17/2018		23,822
	Texas Competitive Electric Holdings Co. LLC
34,498	4.75%, 10/10/2017		21,902
	TPF Generation Holdings LLC, LC Facility Deposits
791	2.46%, 12/15/2013		785
	TPF Generation Holdings LLC, Second Lien Term Loan
6,526	4.71%, 12/21/2014		6,348
			158,218
	Wholesale Trade - 0.8%
	Harbor Freight Tools USA, Inc.
12,040	5.50%, 11/14/2017		12,015
	HD Supply, Inc.
29,500	7.25%, 10/12/2017		29,979
			41,994
	Total senior floating rate interests
	(cost $4,764,878)		$4,719,199

COMMON STOCKS - 0.1%
	Consumer Durables and Apparel - 0.0%
3	Provo Craft & Novelty, Inc. ⌂●†		$–

	Energy - 0.1%
418,220	KCA Deutag ⌂●†		1,910

	Media - 0.0%
12	Caribe Media, Inc. ⌂●†		–
16	F & W Publications, Inc. ●		2
			2
	Retailing - 0.0%
168	Neebo, Inc. ●		399

	Total common stocks
	(cost $6,077)		$2,311

WARRANTS - 0.0%
	Media - 0.0%
19	Cumulus Media, Inc. ⌂		$26
6	F & W Publications, Inc.		1
			27
	Total warrants
	(cost $1)		$27

	Total long-term investments
	(cost $5,168,679)		$5,127,638

SHORT-TERM INVESTMENTS - 9.8%
Investment Pools and Funds - 9.8%
544,332	JP Morgan U.S. Government Money Market Fund		$544,332

	Total short-term investments
	(cost $544,332)		$544,332

	Total investments
	(cost $5,713,011) ▲	102.2%	$5,671,970
	Other assets and liabilities	(2.2)%	(122,610)
	Total net assets	100.0%	$5,549,360

8

The Hartford Floating Rate Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $5,714,500 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$56,504
Unrealized Depreciation	(99,034)
Net Unrealized Depreciation	$(42,530)

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2012, the aggregate value of these securities was $1,910, which rounds to zero percent of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2012.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $193,138, which represents 3.5% of total net assets.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $161,224 at July 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $3,450 was received from broker as collateral in connection with swap contracts.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
11/2011	12	Caribe Media, Inc.	$–
07/2009	19	Cumulus Media, Inc. Warrants	–
03/2011	418,220	KCA Deutag	5,668
09/2011	3	Provo Craft & Novelty, Inc.	–

At July 31, 2012, the aggregate value of these securities was $1,936, which rounds to zero percent of total net assets.

Þ	This security may pay interest in additional principal instead of cash.

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
CAD	BCLY	Sell	$4,600	$4,578	08/16/2012	$(22)

9

The Hartford Floating Rate Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Credit Default Swap Contracts Outstanding at July 31, 2012

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.18.2	BOA	$75,002	Buy	(5.00)%	06/20/17	$3,515	$2,327	$(1,188)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC

Currency Abbreviations:
CAD	Canadian Dollar
EUR	EURO

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Distribution by Credit Quality
as of July 31, 2012
Credit Rating *	Percentage of Net Assets
Baa / BBB	0.8
Ba / BB	24.4
B	52.0
Caa / CCC or Lower	4.3
Unrated	10.8
Non Debt Securities and Other Short-Term Instruments	9.9
Other Assets & Liabilities	(2.2)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

10

The Hartford Floating Rate Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$2,311	$–	$2	$2,309
Corporate Bonds	406,101	–	403,601	2,500
Senior Floating Rate Interests	4,719,199	–	4,719,199	–
Warrants	27	–	27	–
Short-Term Investments	544,332	544,332	–	–
Total	$5,671,970	$544,332	$5,122,829	$4,809
Liabilities:
Credit Default Swaps *	1,188	–	1,188	–
Foreign Currency Contracts *	22	–	22	–
Total	$1,210	$–	$1,210	$–

♦	For the nine-month period ended July 31, 2012, investments valued at $58 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2012
Assets:
Common Stocks	$3,639	$—	$(1,738	)†	$—	$408	$—	$—	$—	$2,309
Corporate Bonds	—	(2,027)	240	‡	(8)	2,563	(2,963)	4,695	—	2,500
Warrants	—	—	—		—	—	—	—	—	—
Total	$3,639	$(2,027)	$(1,498)		$(8)	$2,971	$(2,963)	$4,695	$—	$4,809

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $(1,738).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $(62).

11

The Hartford Floating Rate High Income Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 14.3%
		Administrative Waste Management and Remediation - 0.2%
		Energy Solutions, Inc. LLC
	$200	10.75%, 08/15/2018	$172

		Arts, Entertainment and Recreation - 1.5%
		Cengage Learning ACQ, Inc.
	190	11.50%, 04/15/2020 ■‡	198
		Cenveo, Inc.
	215	8.88%, 02/01/2018 ‡	187
		Chester Downs & Marina LLC
	340	9.25%, 02/01/2020 ■	351
		Downstream Development Authority
	118	10.50%, 07/01/2019 ■	123
		Great Canadian Gaming Co.
CAD	295	6.63%, 07/25/2022 ■	298
			1,157
		Chemical Manufacturing - 0.4%
		Hexion Specialty Chemicals
	300	8.88%, 02/01/2018 ‡	304
		Hexion U.S. Finance Corp.
	58	6.63%, 04/15/2020	59
			363
		Computer and Electronic Product Manufacturing - 1.0%
		Freescale Semiconductor, Inc.
	750	9.25%, 04/15/2018 ■‡	802

		Finance and Insurance - 1.9%
		AmeriGas Finance LLC
	250	6.75%, 05/20/2020 ‡	264
		Ineos Finance plc
	400	8.38%, 02/15/2019 ■‡	414
		Offshore Group Investments Ltd.
	300	11.50%, 08/01/2015 ‡	330
	26	11.50%, 08/01/2015 ■‡	29
		Rivers Pittsburgh L.P.
	465	9.50%, 06/15/2019 ■‡	485
			1,522
		Food Manufacturing - 0.7%
		Pinnacle Foods Finance LLC
	300	9.25%, 04/01/2015	307
		Post Holdings, Inc.
	228	7.38%, 02/15/2022 ■‡	237
			544
		Health Care and Social Assistance - 0.6%
		Community Health Systems, Inc.
	220	7.13%, 07/15/2020	230
		Valeant Pharmaceuticals International
	200	6.50%, 07/15/2016 ■	212
			442
		Information - 2.7%
		Avaya, Inc.
	180	7.00%, 04/01/2019 ■	162
		Ceridian Corp.
	295	8.88%, 07/15/2019 ■	310
		Frontier Communications Co.
	300	8.25%, 04/15/2017 ‡	328
		Level 3 Financing, Inc.
	350	4.51%, 02/15/2015 ‡Δ	343
	300	10.00%, 02/01/2018 ‡	328
		SoftBrands, Inc.
	200	11.50%, 07/15/2018 ■‡	227
		UPCB Finance VI Ltd.
	248	6.88%, 01/15/2022 ■	258
		Zayo Escrow Corp.
	135	8.13%, 01/01/2020 ■	143
			2,099
		Mining - 0.3%
		FMG Resources Pty Ltd.
	250	8.25%, 11/01/2019 ■	263

		Miscellaneous Manufacturing - 0.3%
		Reynolds Group Issuer, Inc.
	250	7.75%, 10/15/2016	262

		Nonmetallic Mineral Product Manufacturing - 0.3%
		Ardagh Packaging Finance
	200	7.38%, 10/15/2017 ■‡	215

		Petroleum and Coal Products Manufacturing - 0.7%
		Chesapeake Energy Corp.
	340	6.88%, 08/15/2018 ‡	341
		Everest Acquisition LLC
	72	6.88%, 05/01/2019 ■	77
		MEG Energy Corp.
	121	6.38%, 01/30/2023 ■	124
			542
		Plastics and Rubber Products Manufacturing - 0.3%
		Sealed Air Corp.
	200	8.13%, 09/15/2019 ■	225

		Professional, Scientific and Technical Services - 0.2%
		Affinion Group, Inc.
	200	11.50%, 10/15/2015	170

		Real Estate, Rental and Leasing - 0.6%
		Realogy Corp.
	215	7.63%, 01/15/2020 ■‡	231
		United Rental Financing Escrow Corp.
	217	5.75%, 07/15/2018 ■	227
			458
		Retail Trade - 0.8%
		GRD Holding III Corp.
	585	10.75%, 06/01/2019 ■‡	578
		Libby Glass, Inc.
	45	6.88%, 05/15/2020 ■‡	48
			626
		Soap, Cleaning Compound and Toilet Manufacturing - 0.5%
		Yankee (The) Candle Co., Inc.
	400	10.25%, 02/15/2016 Þ	408

1

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 14.3% - (continued)
	Truck Transportation - 0.3%
	Swift Services Holdings, Inc.
$200	10.00%, 11/15/2018	$218

	Utilities - 0.9%
	Calpine Corp.
400	7.25%, 10/15/2017 ■‡	433
	NRG Energy, Inc.
250	7.63%, 01/15/2018 ‡	266
		699
	Wholesale Trade - 0.1%
	Spectrum Brands Holdings, Inc.
100	9.50%, 06/15/2018 ‡	114

	Total corporate bonds
	(cost $11,036)	$11,301

SENIOR FLOATING RATE INTERESTS ♦ - 79.7%
	Accommodation and Food Services - 1.7%
	Harrah's Entertainment, Inc.
$1,500	3.74%, 01/28/2015 ☼	$1,373

	Administrative Waste Management and Remediation - 6.2%
	Acosta, Inc.
1,111	5.75%, 03/01/2018	1,111
	Affinion Group, Inc., Tranche B Term Loan
1,224	5.00%, 10/09/2016	1,063
	InVentiv Health, Inc., Term Loan B2
348	6.75%, 05/15/2018	328
	NaNa Development Corp.
1,407	6.50%, 07/22/2016	1,391
	Synagro Technologies, Inc.
522	2.25%, 03/28/2014	449
	Volume Services America, Inc.
247	10.50%, 09/16/2016	247
	Wolverine Healthcare Analytics, Inc.
330	6.75%, 06/06/2019	330
		4,919
	Agriculture, Construction, Mining and Machinery - 5.4%
	Hupah Finance, Inc.
429	6.25%, 01/19/2019	431
	Kion Group GMBH, Facility B
840	3.60%, 12/29/2014 Þ	757
	Kion Group GMBH, Facility C
840	4.10%, 12/29/2015 Þ	761
	Nortek, Inc.
323	5.25%, 04/26/2017	326
	Veyance Technologies, Inc.
1,559	2.50%, 07/31/2014	1,515
500	6.00%, 07/31/2015	465
		4,255
	Agriculture, Forestry, Fishing and Hunting - 0.3%
	Milk Specialties Co.
149	8.50%, 12/23/2017	148
	WM. Bolthouse Farms, Inc.
125	9.75%, 08/11/2016	125
		273
	Air Transportation - 2.7%
	Delta Air Lines, Inc., Term Loan
347	5.50%, 04/20/2017	348
	Macquarie Aircraft Leasing Finance S.A., 2nd Lien Term Loan
253	4.25%, 11/29/2013	251
	US Airways Group, Inc.
1,633	2.75%, 03/23/2014 ☼	1,564
		2,163
	Arts, Entertainment and Recreation - 11.0%
	24 Hour Fitness Worldwide, Inc.
853	7.50%, 04/22/2016	856
	Caesars Entertainment Operating Co., Inc.
1,043	9.50%, 10/31/2016	1,051
	Cengage Learning ACQ, Inc.
499	2.50%, 07/03/2014	454
585	5.75%, 07/05/2017	503
	Cenveo Corp.
206	6.63%, 12/21/2016	205
	Cequel Communications LLC
614	4.00%, 02/14/2019 ☼	609
	Clear Channel Communications, Inc.
600	3.65%, 07/30/2014	538
592	3.90%, 01/29/2016	448
	ClubCorp Club Operations, Inc.
495	6.00%, 11/30/2016	496
	Cumulus Media Holdings, Inc.
124	5.75%, 09/17/2018	125
	Golden Nugget, Inc., 1st Lien
359	3.25%, 06/22/2014 Þ	341
	Golden Nugget, Inc., Delayed Draw
200	3.25%, 06/22/2014 Þ	190
	Kabel Deutschland GmbH
1,381	4.25%, 01/20/2019	1,377
	San Juan Cable LLC
124	6.00%, 06/09/2017	123
	Univision Communications, Inc.
1,420	4.50%, 03/31/2017	1,359
		8,675
	Chemical Manufacturing - 1.7%
	Ineos US Finance LLC
540	05/04/2018 ◊☼	529
	Momentive Specialty Chemicals, Inc.
247	4.07%, 05/05/2015	241
	Univar, Inc.
297	5.00%, 06/30/2017	295
	Utex Industries, Inc.
236	7.00%, 12/15/2016	235
		1,300
	Computer and Electronic Product Manufacturing - 0.4%
	SRA International, Inc.
293	6.50%, 07/20/2018	281

	Construction - 1.6%
	Brock Holdings III, Inc.
480	6.01%, 03/16/2017	478
752	10.00%, 03/16/2018	745
		1,223

2

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 79.7% - (continued)
	Finance and Insurance - 4.9%
	Asurion Corp., 2nd Lien Term Loan
$356	9.00%, 05/24/2019 ☼	$369
	Asurion Corp., Term Loan
433	5.50%, 05/24/2018	432
	BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Commitment
74	8.75%, 12/17/2017	70
	BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Commitment
176	8.75%, 12/17/2017	168
	Chrysler Group LLC
597	6.00%, 05/24/2017	606
	EVERTEC LLC
299	5.25%, 09/30/2016	297
	Hub International Holdings, Inc., Term Loan B Add-On
248	6.75%, 06/12/2014	248
	Lonestar Intermediate Super Holdings LLC
136	11.00%, 09/02/2019	144
	Nuveen Investments, Inc.
81	7.25%, 05/13/2017	81
1,440	8.25%, 02/28/2019	1,447
		3,862
	Food Manufacturing - 1.5%
	Del Monte Foods Co.
313	4.50%, 03/08/2018	305
	Pinnacle Foods Finance LLC
380	4.75%, 10/17/2018	378
	Roundy's Supermarkets, Inc.
371	5.75%, 02/13/2019	367
	Shearer's Foods, Inc.
124	7.50%, 03/31/2015	116
		1,166
	Health Care and Social Assistance - 5.7%
	Alere, Inc.
285	4.75%, 06/30/2017	284
	Ardent Health Services LLC, Term Loan
122	6.50%, 09/15/2015	122
	Bausch & Lomb, Inc.
330	5.25%, 05/17/2019	330
	DJO Finance LLC
819	6.25%, 09/15/2017	818
	HGI Holding, Inc.
223	6.75%, 10/01/2016	222
	Immucor, Inc.
298	7.25%, 08/19/2018	299
	Medpace Intermediateco, Inc.
240	6.50%, 06/19/2017	229
	MultiPlan, Inc.
465	4.75%, 08/26/2017	462
	Pharmaceutical Product Development, Inc.
427	6.25%, 12/05/2018	432
	Sheridan Holdings, Inc.
140	6.00%, 06/29/2018	140
	US Renal Care, Inc.
500	6.25%, 07/02/2019	504
666	10.25%, 12/27/2019	669
		4,511
	Information - 10.4%
	Aspect Software, Inc.
234	6.25%, 05/07/2016	234
	Avaya, Inc., Term B-3 Loan
497	4.97%, 10/26/2017	431
	Blackboard, Inc.
249	7.50%, 10/04/2018	243
	Ceridian Corp.
746	3.25%, 11/09/2014 ☼	734
	Decision Insight Information Group I, Inc.
473	7.00%, 01/04/2017	441
	Emdeon, Inc.
414	5.00%, 11/02/2018	414
	Epicor Software Corp.
422	5.00%, 05/16/2018	419
	First Data Corp.
428	5.25%, 03/24/2017	414
	First Data Corp., Extended 1st Lien Term Loan
1,150	4.25%, 03/23/2018	1,070
	Intelsat Jackson Holdings S.A.
475	3.25%, 02/01/2014	467
	Lawson Software, Inc.
698	6.25%, 04/05/2018	704
	Level 3 Financing, Inc.
100	5.75%, 09/01/2018	100
	MISYS plc
1,350	7.25%, 12/12/2018	1,328
	Novell, Inc.
361	7.25%, 11/22/2017	361
	SSI Investments II Ltd., Term Loan
250	6.50%, 05/26/2017	252
	SSI Investments II Ltd., Term Loan C
20	6.50%, 05/26/2017	20
	WideOpenWest Finance LLC
340	6.25%, 07/12/2018	336
	Zayo Group LLC
255	7.13%, 03/18/2019	258
		8,226
	Media - 0.2%
	Primedia, Inc.
154	7.50%, 01/13/2018	137

	Mining - 2.2%
	Arch Coal, Inc.
1,615	5.75%, 05/16/2018	1,583
	Metal Services LLC, Delayed Draw
10	9.00%, 09/29/2017	10
	Metal Services LLC, Term Loan B
107	9.00%, 09/29/2017	107
		1,700
	Miscellaneous Manufacturing - 0.9%
	DAE Aviation Holdings, Inc.
68	5.45%, 07/31/2014	68
	Reynolds Group Holdings, Inc.
245	6.50%, 02/09/2018	246
	Sequa Corp.
299	6.25%, 12/03/2014	299

3

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 79.7% - (continued)
	Miscellaneous Manufacturing - 0.9% - (continued)
	Standard Aero Ltd.
$65	5.45%, 07/31/2014	$64
		677
	Motor Vehicle and Parts Manufacturing - 1.5%
	AM General LLC
201	3.25%, 09/28/2012 ☼	190
	AM General LLC, Term B Facility
609	3.29%, 09/30/2013 ☼	573
	Schaeffler AG
185	6.00%, 01/27/2017	185
	Stackpole Powertrain International, ULC
248	7.50%, 08/02/2017	248
		1,196
	Other Services - 0.3%
	Husky Injection Molding Systems Ltd.
241	6.50%, 06/29/2018	242

	Petroleum and Coal Products Manufacturing - 2.6%
	Chesapeake Energy Corp.
1,055	8.50%, 12/02/2017	1,052
	Dynegy Midwest Generation LLC
496	9.25%, 08/05/2016	509
	Willbros United States Holdings, Inc.
469	9.50%, 06/30/2014	469
		2,030
	Pipeline Transportation - 0.5%
	EP Energy LLC
117	6.50%, 05/24/2018	118
	NGPL Pipeco LLC
241	6.75%, 09/15/2017	238
		356
	Plastics and Rubber Products Manufacturing - 0.9%
	Consolidated Container Co. LLC
500	6.25%, 07/03/2019	501
	Trinseo Materials Operating S.C.A.
249	6.08%, 08/02/2017	231
		732
	Primary Metal Manufacturing - 1.0%
	WireCo WorldGroup, Inc.
785	5.90%, 02/15/2017 ☼	784

	Professional, Scientific and Technical Services - 3.8%
	Advantage Sales & Marketing, Inc., 2nd Lien Term Loan
850	9.25%, 06/18/2018	846
	Advantage Sales & Marketing, Inc., Term Loan B
348	5.25%, 12/18/2017	346
	AlixPartners, LLP
300	6.50%, 05/29/2019	297
141	10.75%, 12/27/2019	139
	Paradigm Ltd., Term Loan B1
1,000	07/24/2019 ◊☼	987
	Paradigm Ltd., Term Loan B2
356	07/24/2020 ◊☼	355
		2,970
	Real Estate, Rental and Leasing - 1.8%
	Realogy Corp.
125	3.25%, 10/05/2013	117
	Realogy Corp., Extended 1st Lien Term Loan B
1,275	4.50%, 10/10/2016	1,208
	Realogy Corp., Extended Credit Linked Deposit
100	4.50%, 10/10/2016	94
		1,419
	Retail Trade - 6.2%
	Academy Ltd.
249	6.00%, 08/03/2018	250
	BJ's Wholesale Club, Inc.
484	5.25%, 09/28/2018	486
174	10.00%, 03/29/2019	179
	Burlington Coat Factory Warehouse Corp.
118	5.50%, 02/23/2017	118
	EB Sports Corp.
18	11.50%, 12/31/2015 Þ	18
	Great Atlantic & Pacific Tea Co., Inc.
1,334	11.00%, 03/13/2017	1,284
	Gyboree Corp.
220	5.00%, 02/23/2018	211
	Party City Holdings, Inc.
325	5.89%, 07/23/2019 ☼	325
	Rite Aid Corp., Tranche 5 Term Loan
653	4.50%, 03/03/2018	642
	Sports (The) Authority, Inc.
698	7.50%, 11/16/2017	677
	Sprouts Farmers Markets Holdings LLC
124	6.00%, 04/18/2018	122
	Toys R Us, Inc.
387	5.25%, 05/25/2018	360
	Toys R Us, Inc., Initial Loan
248	6.00%, 09/01/2016	235
		4,907
	Soap, Cleaning Compound and Toilet Manufacturing - 0.8%
	Yankee (The) Candle Co., Inc.
613	5.25%, 04/02/2019	615

	Textile Product Mills - 0.8%
	Levi Strauss & Co.
675	2.50%, 04/04/2014	663

	Transit and Ground Passenger Transportation - 0.5%
	Emergency Medical Services Corp.
405	5.25%, 05/25/2018	404

	Truck Transportation - 0.5%
	Swift Transportation Co. LLC
387	5.00%, 12/21/2017	389

	Utilities - 0.6%
	BRSP LLC
195	7.50%, 06/04/2014	195

4

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 79.7% - (continued)
	Utilities - 0.6% - (continued)
	Energy Transfer Equity L.P.
$283	3.75%, 03/23/2017		$279
			474
	Wholesale Trade - 1.1%
	Harbor Freight Tools USA, Inc.
365	5.50%, 11/14/2017		364
	HD Supply, Inc.
500	7.25%, 10/12/2017		508
			872
	Total senior floating rate interests
	(cost $62,335)		$62,794

	Total long-term investments
	(cost $73,371)		$74,095

SHORT-TERM INVESTMENTS - 8.1%
Investment Pools and Funds - 8.1%
6,421	JP Morgan U.S. Government Money Market Fund		$6,421

	Total short-term investments
	(cost $6,421)		$6,421

	Total investments
	(cost $79,792) ▲	102.1%	$80,516
	Other assets and liabilities	(2.1)%	(1,662)
	Total net assets	100.0%	$78,854

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2012.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $6,670, which represents 8.5% of total net assets.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $6,083 at July 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Þ	This security may pay interest in additional principal instead of cash.

5

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
CAD	BCLY	Sell	$294	$293	08/16/2012	$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays

Currency Abbreviations:
CAD	Canadian Dollar

Distribution by Credit Quality
as of July 31, 2012
Credit Rating *	Percentage of Net Assets
Ba / BB	16.7
B	53.3
Caa / CCC or Lower	9.7
Unrated	14.3
Non Debt Securities and Other Short-Term Instruments	8.1
Other Assets & Liabilities	(2.1)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

6

The Hartford Floating Rate High Income Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Corporate Bonds	11,301	–	11,301	–
Senior Floating Rate Interests	62,794	–	62,794	–
Short-Term Investments	6,421	6,421	–	–
Total	$80,516	$6,421	$74,095	$–
Liabilities:
Foreign Currency Contracts *	1	–	1	–
Total	$1	$–	$1	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

7

The Hartford Fundamental Growth Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.3%
	Capital Goods - 7.4%
11	Boeing Co.	$835
17	Deere & Co.	1,329
9	Flowserve Corp.	1,020
26	Joy Global, Inc.	1,366
27	WESCO International, Inc. ●	1,487
		6,037
	Commercial and Professional Services - 0.7%
17	Manpower, Inc.	601

	Consumer Durables and Apparel - 1.7%
2	Coach, Inc.	118
73	D.R. Horton, Inc.	1,289
		1,407
	Consumer Services - 4.2%
34	ITT Educational Services, Inc. ●	1,320
31	Las Vegas Sands Corp.	1,118
21	Starbucks Corp.	960
		3,398
	Diversified Financials - 2.2%
62	Waddell and Reed Financial, Inc. Class A w/ Rights	1,807

	Energy - 6.4%
8	Anadarko Petroleum Corp.	548
18	Atwood Oceanics, Inc. ●	815
21	Cameron International Corp. ●	1,061
9	National Oilwell Varco, Inc.	636
31	Newfield Exploration Co. ●	956
30	Whiting Petroleum Corp. ●	1,196
		5,212
	Food and Staples Retailing - 1.8%
32	CVS Caremark Corp.	1,457

	Food, Beverage and Tobacco - 3.9%
21	Green Mountain Coffee Roasters, Inc. ●	389
11	PepsiCo, Inc.	800
22	Philip Morris International, Inc.	2,012
		3,201
	Health Care Equipment and Services - 5.0%
11	CIGNA Corp.	451
18	Express Scripts Holding Co. ●	1,060
24	St. Jude Medical, Inc.	882
32	UnitedHealth Group, Inc.	1,655
		4,048
	Household and Personal Products - 1.6%
23	Herbalife Ltd.	1,268

	Insurance - 5.6%
77	Aflac, Inc.	3,384
99	Assured Guaranty Ltd.	1,184
		4,568
	Materials - 1.4%
36	Barrick Gold Corp.	1,171

	Media - 0.6%
10	Walt Disney Co.	472

	Pharmaceuticals, Biotechnology and Life Sciences - 5.8%
15	Amgen, Inc.	1,206
24	Celgene Corp. ●	1,642
46	Teva Pharmaceutical Industries Ltd. ADR	1,869
		4,717
	Retailing - 11.1%
22	Advance Automotive Parts, Inc.	1,522
4	Amazon.com, Inc. ●	933
18	Bed Bath & Beyond, Inc. ●	1,079
16	Buckle (The), Inc.	627
14	Dollar General Corp. ●	689
78	Lowe's Co., Inc.	1,981
3	Priceline.com, Inc. ●	1,654
8	Ross Stores, Inc.	552
		9,037
	Software and Services - 20.5%
11	Accenture plc	645
8	Baidu, Inc. ADR ●	976
36	eBay, Inc. ●	1,577
20	Global Payments, Inc.	869
3	Google, Inc. ●	2,121
13	IBM Corp.	2,607
38	iGate Corp. ●	606
88	Microsoft Corp.	2,596
40	Oracle Corp.	1,211
19	Visa, Inc.	2,465
63	Western Union Co.	1,093
		16,766
	Technology Hardware and Equipment - 15.4%
11	Apple, Inc. ●	6,963
45	Arrow Electronics, Inc. ●	1,532
60	Cisco Systems, Inc.	954
81	EMC Corp. ●	2,128
17	Qualcomm, Inc.	1,026
		12,603
	Transportation - 1.0%
10	United Parcel Service, Inc. Class B	779

	Total common stocks
	(cost $76,315)	$78,549

	Total long-term investments (cost $76,315)	$78,549

SHORT-TERM INVESTMENTS - 3.8%
Repurchase Agreements - 3.8%
Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $1,089, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $1,111)
$1,089	0.17%, 07/31/2012	$1,089

1

The Hartford Fundamental Growth Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 3.8% - (continued)
Repurchase Agreements - 3.8% - (continued)
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $840, collateralized by FHLMC
2.54% - 3.50%, 2040 - 2041, FNMA 2.32% -
4.00%, 2027 - 2042, GNMA 4.00%, 2041,
	value of $857)
$840	0.18%, 07/31/2012		$840
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $206, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $210)
206	0.19%, 07/31/2012		206
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $689, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13% -
3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% - 4.50%,
	2025 - 2042, value of $703)
689	0.19%, 07/31/2012		689
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $5, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $5)
5	0.17%, 07/31/2012		5
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $285, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $290)
285	0.19%, 07/31/2012		285
			3,114
	Total short-term investments
	(cost $3,114)		$3,114

	Total investments
	(cost $79,429) ▲	100.1%	$81,663
	Other assets and liabilities	(0.1)%	(71)
	Total net assets	100.0%	$81,592

2

The Hartford Fundamental Growth Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $82,749 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,356
Unrealized Depreciation	(8,442)
Net Unrealized Depreciation	$(1,086)

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$78,549	$78,549	$–	$–
Short-Term Investments	3,114	–	3,114	–
Total	$81,663	$78,549	$3,114	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 48.3%
	Automobiles and Components - 1.3%
312	Astra International Tbk PT	$230
4	Bayerische Motoren Werke (BMW) AG	301
3	BorgWarner, Inc. ●	217
12	Bridgestone Corp.	268
2	Continental AG	195
10	Daimler AG	512
9	Denso Corp.	276
618	Dongfeng Motor Group Co., Ltd.	853
50	Exedy Corp.	991
29	Ford Motor Co. w/ Rights	263
10	General Motors Co. ●	189
21	Honda Motor Co., Ltd.	674
4	Hyundai Motor Co., Ltd.	990
4	Kia Motors Corp.	306
3	Michelin (C.G.D.E.) Class B	186
186	Minth Group Ltd.	190
119	Nissan Motor Co., Ltd.	1,118
53	Stanley Electric Co., Ltd.	781
37	Tata Motors Ltd.	148
40	Toyota Motor Corp.	1,531
		10,219
	Banks - 5.0%
33	Australia & New Zealand Banking Group Ltd.	816
52	Banco Bilbao Vizcaya Argentaria S.A.	336
27	Banco Bradesco S.A.	418
98	Banco Santander Brasil S.A.	744
86	Banco Santander Central Hispano S.A.	523
20	Bancolombia S.A.	313
7	Bancolombia S.A. ADR	410
35	Bangkok Bank plc	233
195	Bank Central Asia PT	165
768	Bank of China Ltd.	292
41	Bank of East Asia	142
4	Bank of Montreal	243
7	Bank of Nova Scotia	357
130	Barclays Bank plc ADR	338
9	BB&T Corp.	271
10	BNP Paribas	387
83	BOC Hong Kong Holdings Ltd.	254
3	Canadian Imperial Bank of Commerce	209
681	China Construction Bank	457
20	Commonwealth Bank of Australia	1,186
35	DBS Group Holdings Ltd.	412
17	DNB ASA	177
19	Fifth Third Bancorp	256
38	Fukuoka Financial Group, Inc.	140
55	Hana Financial Holdings	1,744
17	Hang Seng Bank Ltd.	239
21	HDFC Bank Ltd.	218
12	Housing Development Finance Corp. Ltd.	154
189	HSBC Holdings plc	1,581
721	Industrial & Commercial Bank of China Ltd.	411
113	Intesa Sanpaolo	142
44	Itausa - Investimentos Itau S.A.	208
27	KB Financial Group, Inc.	849
592	Lloyds Banking Group plc ●	281
275	Mega Financial Holding Co.	221
367	Mitsubishi UFJ Financial Group, Inc.	1,781
245	Mizuho Financial Group, Inc.	403
29	National Australia Bank Ltd.	752
37	Nordea Bank Ab	342
47	Oversea-Chinese Banking Corp., Ltd.	357
6	PNC Financial Services Group, Inc.	339
225	PT Bank Rakyat Indonesia	165
8	Royal Bank of Canada	422
7	Shinhan Financial Group Co., Ltd.	218
9	Societe Generale Class A	209
20	Standard Bank Group Ltd.	273
28	Standard Chartered plc	646
16	Sumitomo Mitsui Financial Group, Inc.	516
11	SunTrust Banks, Inc.	266
8	Svenska Handelsbanken Ab Class A	271
12	Swedbank Ab	209
5	Toronto-Dominion Bank	384
47	Turkiye Garanti Bankasi A.S.	182
42	Unicredit S.p.A.	143
26	United Overseas Bank Ltd.	418
151	US Bancorp ‡	5,061
331	Wells Fargo & Co. ‡	11,176
39	Westpac Banking Corp.	944
		40,604
	Capital Goods - 4.1%
10	3M Co.	906
31	ABB Ltd. ADR	536
2	ACS Actividades de Construccion y Servicios S.A.	30
2	AGCO Corp. ●	69
96	Amada Co., Ltd.	505
25	Asahi Glass Co., Ltd.	144
9	Atlas Copco Ab B Shares	173
51	BAE Systems plc	248
126	Beijing Enterprises Holdings Ltd.	818
84	Belden, Inc.	2,699
35	Bharat Heavy Electricals Ltd.	135
9	Boeing Co.	660
75	Carlisle Cos., Inc. ‡	3,797
11	Caterpillar, Inc.	958
9	Compagnie De Saint-Gobain	263
4	Cooper Industries plc Class A	298
2	Cummins, Inc.	210
7	Danaher Corp.	380
8	Deere & Co.	589
5	Eaton Corp.	217
12	Emerson Electric Co.	555
–	Engility Holdings, Inc. ●	1
6	European Aeronautic Defence & Space Co. N.V.	209
2	Fanuc Corp.	306
7	Fastenal Co.	306
1	Flowserve Corp.	63
4	Fluor Corp.	214
64	GATX Corp.	2,684
–	Geberit AG	97
116	General Electric Co.	2,415

1

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 48.3% - (continued)
	Capital Goods - 4.1% - (continued)
10	Honeywell International, Inc.	$597
35	Hutchison Whampoa Ltd.	311
1	Hyundai Heavy Industries	182
5	Illinois Tool Works, Inc.	260
7	Ingersoll-Rand plc	286
26	Itochu Corp.	264
3	Joy Global, Inc.	141
28	Keppel Corp., Ltd.	248
14	Komatsu Ltd.	312
18	Koninklijke Philips Electronics N.V.	393
19	Kubota Corp.	181
–	L-3 Communications Holdings, Inc.	34
7	Larsen & Toubro Ltd.	161
5	Legrand S.A.	160
3	LG Corp.	139
–	Lockheed Martin Corp.	40
2	LS Corp.	182
4	Metso Oyj	147
20	Mitsubishi Corp.	404
84	Mitsubishi Electric Corp.	666
54	Mitsubishi Heavy Industries Ltd.	217
20	Mitsui & Co., Ltd.	303
3	Nidec Corp.	200
3	Parker-Hannifin Corp.	233
9	Pentair, Inc.	395
1	Precision Castparts Corp.	232
2	Raytheon Co.	126
3	Rockwell Automation, Inc.	210
27	Rolls-Royce Holdings plc	363
3	Samsung C&T Corp.	178
1	Samsung Engineering Co., Ltd.	152
20	Sandvik AB	274
9	Scania Ab	158
6	Schneider Electric S.A.	355
301	Shanghai Industrial Holdings Ltd.	820
10	Siemens AG	878
1	SMC Corp. of America	194
16	Sumitomo Electric Industries Ltd.	189
279	TECO Electric & Machinery Co., Ltd.	176
2	Titan International, Inc.	44
4	Toyota Tsusho Corp.	80
6	Tyco International Ltd.	321
11	United Technologies Corp.	793
56	United Tractors	123
1	Vallourec	21
8	Vinci S.A.	351
556	Walsin Lihwa Corp.	166
		33,145
	Commercial and Professional Services - 0.4%
252	ACCO Brands Corp. ●	2,135
2	Adecco S.A.	68
24	Brambles Ltd.	155
7	Cintas Corp.	265
20	Experian plc	298
10	Secom Co., Ltd.	445
7	Waste Management, Inc.	247
		3,613
	Consumer Durables and Apparel - 1.2%
3	Adidas AG	262
5	Cie Financiere Richemont S.A.	269
3	Coach, Inc.	172
3	LVMH Moet Hennessy Louis Vuitton S.A.	427
175	Mattel, Inc. ‡	6,159
3	NIKE, Inc. Class B	286
6	Nikon Corp.	175
35	Panasonic Corp.	240
35	Sega Sammy Holdings, Inc.	737
16	Sony Corp.	189
1	Swatch Group AG	216
11	Toll Brothers, Inc. ●	317
		9,449
	Consumer Services - 0.6%
18	Benesse Holdings, Inc.	864
8	Carnival Corp.	263
1	Chipotle Mexican Grill, Inc. ●	200
29	Compass Group plc	309
12	Ctrip.com International Ltd. ADR ●	147
5	Darden Restaurants, Inc.	265
55	Genting Berhad	165
5	Las Vegas Sands Corp.	180
10	McDonald's Corp.	870
255	MGM China Holdings Ltd.	353
19	New Oriental Education & Technology Group, Inc. ADR ●	214
8	Starbucks Corp.	348
4	Starwood Hotels & Resorts, Inc.	241
2	Wynn Resorts Ltd.	209
5	Yum! Brands, Inc.	354
		4,982
	Diversified Financials - 1.8%
11	American Express Co.	621
5	Ameriprise Financial, Inc.	241
155	Bank of America Corp.	1,134
12	Bank of New York Mellon Corp.	261
39	BM & F Bovespa S.A.	217
6	Capital One Financial Corp.	321
28	Citigroup, Inc.	767
5	CME Group, Inc.	239
12	Credit Suisse Group AG	202
10	Deutsche Bank AG	318
3	Deutsche Boerse AG	170
9	Discover Financial Services, Inc.	318
10	Eaton Vance Corp.	252
208	Fubon Financial Holding Co., Ltd	216
16	Goldman Sachs Group, Inc.	1,568
7	Groupe Bruxelles Lambert S.A.	439
17	Grupo de Inversiones Suramericana	298
18	Hong Kong Exchanges & Clearing Ltd.	245
36	ING Groep N.V. ●	235
11	Invesco Ltd.	233
117	JP Morgan Chase & Co. ‡	4,196
9	Legg Mason, Inc.	230
15	Morgan Stanley	209
57	Nomura Holdings, Inc.	201
2	ORIX Corp.	234
6	State Street Corp.	246
4	T. Rowe Price Group, Inc.	264

2

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 48.3% - (continued)
	Diversified Financials - 1.8% - (continued)
44	UBS AG	$459
		14,334
	Energy - 5.3%
10	Anadarko Petroleum Corp.	670
4	Apache Corp.	345
5	Baker Hughes, Inc.	252
37	BG Group plc	731
197	BP plc	1,306
4	Cameron International Corp. ●	225
10	Canadian Natural Resources Ltd.	262
19	Canadian Natural Resources Ltd. ADR	522
11	Chesapeake Energy Corp.	216
25	Chevron Corp.	2,744
247	China Petroleum & Chemical Corp. Class H	222
239	China Shenhua Energy Co., Ltd.	891
179	CNOOC Ltd.	359
12	ConocoPhillips Holding Co.	627
4	Devon Energy Corp.	261
7	Ecopetrol S.A. ADR	415
25	Enbridge, Inc.	1,031
27	Eni S.p.A.	566
20	EOG Resources, Inc. ╦	1,999
80	Exxon Mobil Corp. ‡	6,971
9	GS Holdings Corp.	475
10	Halliburton Co.	334
4	Hess Corp.	192
–	Inpex Corp.	1,361
277	JX Holdings, Inc.	1,329
56	Karoon Gas Australia Ltd. ●	215
12	Kinder Morgan Management LLC ●	926
29	Kinder Morgan, Inc. ●	837
428	Kunlun Energy Co., Ltd.	689
7	Lukoil ADR	366
8	Marathon Oil Corp.	203
6	Marathon Petroleum Corp.	271
5	National Oilwell Varco, Inc.	326
97	OAO Gazprom Class S ADR	894
12	Occidental Petroleum Corp.	1,021
20	OGX Petroleo e Gas Participacoes S.A. ●	55
16	Origin Energy Ltd.	197
11	Pacific Rubiales Energy Corp.	252
7	Peabody Energy Corp.	139
293	PetroChina Co., Ltd.	366
77	Petroleo Brasileiro S.A.	743
6	Phillips 66	216
19	PTT Public Co. Ltd.	193
19	Reliance Industries Ltd.	257
11	Repsol S.A.	179
22	Royal Dutch Shell plc	737
38	Royal Dutch Shell plc B Shares	1,340
7	Sasol Ltd.	299
13	Schlumberger Ltd.	896
114	Scorpio Tankers, Inc. ●	683
16	Seacor Holdings, Inc. ●	1,333
17	Statoil ASA	394
11	Suncor Energy, Inc.	329
24	Total S.A.	1,121
10	Transcanada Corp.	460
5	Transocean Ltd.	231
13	Tullow Oil plc	265
10	Valero Energy Corp.	277
18	Whiting Petroleum Corp. ●	727
9	Williams Cos., Inc.	289
9	Woodside Petroleum Ltd.	320
		42,352
	Food and Staples Retailing - 0.7%
38	Almacenes Exito S.A.	649
9	Carrefour S.A.	169
5	Costco Wholesale Corp.	448
13	CVS Caremark Corp.	586
19	Koninklijke Ahold N.V.	227
12	Seven & I Holdings Co., Ltd.	377
111	Tesco plc	551
9	Walgreen Co.	344
100	Wal-Mart de Mexico S.A.B. de C.V.	283
17	Wal-Mart Stores, Inc.	1,233
17	Wesfarmers Ltd.	567
17	Woolworths Ltd.	498
		5,932
	Food, Beverage and Tobacco - 3.0%
20	Adecoagro S.A. ●	200
21	Altria Group, Inc.	740
10	Anheuser-Busch InBev N.V.	754
12	Archer Daniels Midland Co.	303
9	Asahi Group Holdings Ltd.	195
2	Asian Bamboo AG	20
415	Asian Citrus Holdings Ltd.	198
9	Associated British Foods plc	170
26	British American Tobacco plc	1,395
13	Bunge Ltd. Finance Corp.	829
154	Charoen Pokphand Foods Ltd.	162
157	China Agri-Industries Holdings	77
184	China Modern Dairy Holdings Ltd. ●	49
14	Coca-Cola Amatil Ltd.	202
20	Coca-Cola Co.	1,638
3	Cosan Ltd.	38
27	Diageo Capital plc	709
119	First Resources Ltd.	181
46	Fomento Economico Mexicano, S.A. de C.V.	396
10	General Mills, Inc.	375
820	Golden Agri Resources Ltd.	486
8	GrainCorp Ltd.	79
6	Groupe Danone	387
38	Grupo Modelo S.A.B. de C.V.	344
4	Heineken N.V.	236
13	Imperial Tobacco Group plc	514
9	Ingredion, Inc.	445
116	IOI Corp. Bhd	198
43	ITC Ltd.	198
13	Japan Tobacco, Inc.	411
7	Kernel Holding S.A. ●	138
20	Kraft Foods, Inc.	777
8	KT&G Corp.	589
2	Lorillard, Inc.	288
4	Maple Leaf Foods, Inc. w/ Rights	44
423	Marine Harvest ●	282
3	Mead Johnson Nutrition Co.	246
41	Nestle S.A.	2,525

3

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 48.3% - (continued)
	Food, Beverage and Tobacco - 3.0% - (continued)
15	PepsiCo, Inc.	$1,078
11	Perdigao S.A.	162
3	Pernod-Ricard S.A.	303
16	Philip Morris International, Inc.	1,482
32	Post Holdings, Inc. ●	961
26	Ralcorp Holdings, Inc. ●	1,575
10	SABMiller plc	434
3	Smithfield Foods, Inc. ●	52
22	Unilever N.V. CVA	759
123	Uni-President Enterprises Corp.	204
46	Wilmar International Ltd.	120
		23,948
	Health Care Equipment and Services - 0.6%
6	Aetna, Inc.	207
6	Baxter International, Inc.	328
4	Cie Generale d'Optique Essilor International S.A.	305
6	CIGNA Corp.	247
5	Covidien plc	268
9	Express Scripts Holding Co. ●	539
3	Fresenius Medical Care AG & Co.	240
2	Fresenius SE & Co. KGaA	197
3	Humana, Inc.	183
1	Intuitive Surgical, Inc. ●	248
4	McKesson Corp.	335
10	Medtronic, Inc.	388
21	Nichii Gakkan Co.	195
6	St. Jude Medical, Inc.	219
3	Terumo Corp.	139
11	UnitedHealth Group, Inc.	577
5	Wellpoint, Inc.	277
4	Zimmer Holdings, Inc.	240
		5,132
	Household and Personal Products - 0.7%
5	Colgate-Palmolive Co.	528
4	Estee Lauder Co., Inc.	230
5	Henkel AG & Co. KGaA	292
4	Herbalife Ltd.	234
10	Kao Corp.	278
5	Kimberly-Clark Corp.	392
3	L'Oreal S.A.	386
6	Pigeon Corp.	239
30	Pola Orbis Holdings, Inc.	990
23	Procter & Gamble Co.	1,506
6	Reckitt Benckiser Group plc	316
11	Shiseido Co., Ltd.	152
		5,543
	Insurance - 1.7%
4	ACE Ltd.	300
5	Aflac, Inc.	237
403	AIA Group Ltd.	1,407
8	Alleghany Corp. ●	2,645
5	Allianz SE	510
8	Allstate Corp.	282
54	Amp Ltd.	227
16	Assicurazioni Generali	196
41	Aviva plc	188
16	AXA S.A.	194
9	Berkshire Hathaway, Inc. Class B ●	774
122	China Life Insurance Co., Ltd.	336
256	China Pacific Insurance	806
5	Chubb Corp.	336
14	Cincinnati Financial Corp.	517
20	LIG Insurance Co., Ltd.	378
11	Lincoln National Corp.	213
11	MetLife, Inc.	335
3	Muenchener Rueckversicherungs NPV	379
32	Ping An Insurance (Group) Co.	249
9	Principal Financial Group, Inc.	240
6	Prudential Financial, Inc.	276
32	Prudential plc	386
9	Sampo Oyj Class A	246
1	Samsung Fire & Marine Insurance Co., Ltd.	173
27	Suncorp-Metway Ltd.	238
4	Swiss Re Ltd.	252
13	Tokio Marine Holdings, Inc.	290
7	Torchmark Corp.	367
6	Travelers Cos., Inc.	366
2	Zurich Financial Services AG	334
		13,677
	Materials - 3.4%
6	Agrium, Inc.	558
4	Air Liquide	462
4	Akzo Nobel N.V.	193
17	Anglo American plc	496
7	AngloGold Ashanti	220
98	Anhui Conch Cement Co., Ltd.	256
12	ArcelorMittal	194
10	Ball Corp.	423
5	Barrick Gold Corp.	179
11	BASF SE	816
37	BHP Billiton Ltd.	1,226
19	BHP Billiton plc	552
5	Celanese Corp.	188
33	Cementos Argos S.A.	131
2	CF Industries Holdings, Inc.	473
94	China Bluechemical Ltd.	61
18	Companhia Sider·rgica Nacional	94
4	Compania De Minas Buenaventur ADR	147
13	CRH plc	233
14	Deltic Timber Corp.	853
12	Dow Chemical Co.	344
9	E.I. DuPont de Nemours & Co.	472
4	Ecolab, Inc.	269
78	Formosa Chemicals & Fibre Corp.	205
87	Formosa Plastic Corp.	238
10	Freeport-McMoRan Copper & Gold, Inc.	325
20	Gerdau S.A.	184
13	Gold Fields Ltd.	166
7	Goldcorp, Inc.	248
70	Graphic Packaging Holding Co. ●	395
72	Grupo Mexico S.A.B. de C.V.	201
4	Holcim Ltd.	225
2,660	Huabao International Holdings Ltd.	1,174
10	Impala Platinum Holdings Ltd.	161
101	Incitec Pivot Ltd.	328
4	Industrias Penoles S.A.B. de C.V.	147
30	Inversiones Argos S.A.	288
10	Israel Chemicals Ltd.	124

4

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 48.3% - (continued)
	Materials - 3.4% - (continued)
5	Johnson Matthey plc	$162
5	K+S AG	225
3	LG Chem Ltd.	256
2	Linde AG	348
9	Mining & Metallurgical Co. Norilsk Nickel OJSC	143
145	Mitsubishi Gas Chemical Co.	831
17	Monsanto Co.	1,489
26	Mosaic Co.	1,522
111	Nan Ya Plastics Corp.	216
10	Newcrest Mining Ltd.	242
85	Nippon Steel Corp.	170
7	Orica Ltd.	169
1	Posco Ltd.	337
34	Potash Corp. of Saskatchewan, Inc.	1,498
7	Rio Tinto Ltd.	390
14	Rio Tinto plc	644
6	Shin-Etsu Chemical Co., Ltd.	283
16	Silgan Holdings, Inc.	653
3	Sociedad Qufmica y Minera de Chile	207
23	Stora Enso Oyj Class R	130
2	Syngenta AG	761
29	Toray Industries, Inc.	179
8	Uralkali §	342
40	Vale S.A.	714
955	Xingda International Holdings	319
24	Xstrata plc	318
35	Yamato Kogyo Co.	976
11	Yara International ASA	538
		27,311
	Media - 1.8%
100	Arbitron, Inc.	3,519
19	British Sky Broadcasting Group plc	208
9	CBS Corp. Class B	287
27	Comcast Corp. Class A	866
7	DirecTV Class A ●	353
83	Focus Media Holding Ltd. ADR	1,640
–	Fuji Media Holdings, Inc.	294
5	Liberty Global, Inc. ●	279
65	Liberty Global, Inc. Class C ●	3,258
6	McGraw-Hill Cos., Inc.	261
5	Naspers Ltd.	289
23	News Corp. Class A	526
13	Pearson plc	250
22	Reed Elsevier Capital, Inc.	185
4	Time Warner Cable, Inc.	325
11	Time Warner, Inc.	435
6	Viacom, Inc. Class B	289
17	Walt Disney Co.	819
17	WPP plc	216
		14,299
	Pharmaceuticals, Biotechnology and Life Sciences - 2.5%
14	Abbott Laboratories	937
6	Agilent Technologies, Inc.	214
4	Allergan, Inc.	290
7	Amgen, Inc.	607
9	Astellas Pharma, Inc.	409
14	AstraZeneca plc	671
9	Bayer AG	654
2	Biogen Idec, Inc. ●	303
16	Bristol-Myers Squibb Co.	586
4	Celgene Corp. ●	285
14	Daiichi Sankyo Co., Ltd.	237
26	Eisai Co., Ltd.	1,171
13	Elan Corp. plc ●	151
11	Eli Lilly & Co.	483
7	Gilead Sciences, Inc. ●	378
53	GlaxoSmithKline plc	1,230
26	Johnson & Johnson	1,832
28	Merck & Co., Inc.	1,225
11	Mylan, Inc. ●	261
26	Novartis AG	1,527
5	Novo Nordisk A/S	780
3	Perrigo Co.	296
71	Pfizer, Inc.	1,697
7	Roche Holding AG	1,231
12	Sanofi-Aventis S.A.	1,012
24	Shionogi & Co., Ltd.	343
9	Shire plc	257
12	Takeda Pharmaceutical Co., Ltd.	568
12	Teva Pharmaceutical Industries Ltd.	471
		20,106
	Real Estate - 0.8%
4	American Tower Corp. REIT	322
27	Cheung Kong Holdings Ltd.	354
5	Equity Residential Properties Trust	317
4	Federal Realty Investment Trust	447
6	HCP, Inc.	283
28	Henderson Land Development Co., Ltd.	164
15	Host Hotels & Resorts, Inc.	218
9	Liberty Property Trust	344
54	Link REIT	236
19	Mitsubishi Estate Co., Ltd.	343
34	Mitsui Fudosan Co., Ltd.	647
8	ProLogis L.P.	247
8	Regency Centers Corp.	404
4	Simon Property Group, Inc.	592
27	Sun Hung Kai Properties Ltd.	329
1	Unibail-Rodamco SE	260
32	Westfield Group	332
6	Weyerhaeuser Co.	143
30	Wharf Holdings Ltd.	173
		6,155
	Retailing - 1.7%
30	Advance Automotive Parts, Inc.	2,111
4	Amazon.com, Inc. ●	819
4	Bed Bath & Beyond, Inc. ●	251
110	Belle International Holdings Ltd. §	202
425	Dah Chong Hong Holdings Ltd.	364
6	Dollar Tree, Inc. ●	297
12	Don Quijote Co.	384
10	Hennes & Mauritz Ab	373
15	Home Depot, Inc.	777
14	Hyundai Home Shopping Network Corp.	1,141
3	Industria de Diseno Textil S.A.	267
600	Intime Department Store	561
38	Kingfisher plc	158

5

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 48.3% - (continued)
	Retailing - 1.7% - (continued)
5	Kohl's Corp.	$253
42	K's Holdings Corp.	1,358
90	Li & Fung Ltd.	177
6	Limited Brands, Inc.	269
24	Lojas Americanas S.A.	167
2	Lotte Shopping Co.	444
13	Lowe's Co., Inc.	336
7	Macy's, Inc.	254
2,674	Maoye International Holdings	415
1	Pinault-Printemps-Redoute S.A.	203
1	Priceline.com, Inc. ●	396
24	Rakuten, Inc.	237
6	Target Corp.	379
4	Tiffany & Co.	214
8	TJX Cos., Inc.	361
48	Woolworths Holdings Ltd.	309
		13,477
	Semiconductors and Semiconductor Equipment - 1.3%
6	Altera Corp.	222
20	Arm Holdings plc	173
5	ASML Holding N.V.	296
7	Broadcom Corp. Class A	228
9	Hynix Semiconductor, Inc.	178
21	Infineon Technologies AG	154
45	Intel Corp.	1,157
5	KLA-Tencor Corp.	253
6	Lam Research Corp. ●	202
123	Maxim Integrated Products, Inc.	3,343
21	MediaTek, Inc.	178
2	Samsung Electronics Co., Ltd.	2,435
317	Taiwan Semiconductor Manufacturing Co., Ltd.	859
10	Texas Instruments, Inc.	266
3	Tokyo Electron Ltd.	158
383	United Microelectronics Corp.	160
		10,262
	Software and Services - 3.0%
7	Accenture plc	395
8	Adobe Systems, Inc. ●	246
8	Baidu, Inc. ADR ●	933
4	Citrix Systems, Inc. ●	259
4	Cognizant Technology Solutions Corp. ●	204
15	Daum Communications Corp.	1,448
39	DeNa Co., Ltd.	839
12	eBay, Inc. ●	511
51	Fiserv, Inc. ●	3,605
61	Giant Interactive Group, Inc. ADR	274
2	Google, Inc. ●	1,507
11	IBM Corp. ╦	2,124
5	Infosys Technologies Ltd.	193
4	Intuit, Inc.	256
9	Kakaku.com, Inc.	286
56	Konami Corp.	1,189
1	Mastercard, Inc.	454
68	Microsoft Corp.	1,991
2	Nintendo Co., Ltd.	174
37	Oracle Corp.	1,131
40	Perfect World Co., Ltd. ADR	387
5	Red Hat, Inc. ●	283
2	Salesforce.com, Inc. ●	257
11	SAP AG	700
21	Sohu.com, Inc. ●	746
8	Tata Consultancy Services Ltd.	172
12	Tencent Holdings Ltd.	369
5	Visa, Inc.	648
3	VMware, Inc. ●	239
24	Websense, Inc. ●	354
59	Western Union Co.	1,025
2	Yahoo Japan Corp.	606
16	Yahoo!, Inc. ●	255
		24,060
	Technology Hardware and Equipment - 1.8%
8	Apple, Inc. ●‡	5,187
13	Canon, Inc.	445
49	Cisco Systems, Inc.	785
18	Corning, Inc.	210
17	Dell, Inc. ●	201
20	Diebold, Inc.	631
22	EMC Corp. ●	579
63	Fuji Photo Film Co., Ltd.	1,134
20	Hewlett-Packard Co.	356
13	High Technology Computer Corp.	129
69	Hitachi Ltd.	409
137	Hon Hai Precision Industry Co., Ltd. ●	382
9	Hoya Pentax HD Corp.	203
11	Juniper Networks, Inc. ●	197
3	Kyocera Corp.	205
7	L.G. Philips LCD Co., Ltd.	142
3	Murata Manufacturing Co., Ltd.	147
6	NetApp, Inc. ●	209
44	Nokia Oyj	105
15	Qualcomm, Inc.	867
5	SanDisk Corp. ●	224
7	TE Connectivity Ltd.	239
41	Telefonaktiebolaget LM Ericsson	376
71	Toshiba Corp.	235
727	WPG Holdings Co., Ltd.	764
		14,361
	Telecommunication Services - 2.0%
36	Advanced Info Service Public Co., Ltd.	227
521	America Movil, S.A.B. de C.V.	696
70	AT&T, Inc.	2,650
177	Axiata Group Berhad	331
24	Bharti Televentures	129
92	BT Group plc	313
7	CenturyLink, Inc.	306
84	China Mobile Ltd.	975
112	China Unicom Ltd.	164
37	Deutsche Telekom AG	412
29	Elisa Oyj	594
33	France Telecom S.A.	448
–	KDDI Corp.	262
24	Koninklijke (Royal) KPN N.V.	199
18	MTN Group Ltd.	316
–	NTT DoCoMo, Inc.	329
225	PT Telekomunikasi Indonesia Tbk	217
7	SBA Communications Corp. ●	433
139	Singapore Telecommunications Ltd.	399

6

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
COMMON STOCKS - 48.3% - (continued)
	Telecommunication Services - 2.0% - (continued)
8	SK Telecom Co., Ltd.	$1,067
11	SoftBank Corp.	427
49	Telefonica S.A.	553
46	Telenor ASA	771
45	Telia Ab	297
89	Telstra Corp., Ltd.	372
26	Verizon Communications, Inc.	1,176
14	Vivendi S.A.	266
727	Vodafone Group plc	2,079
		16,408
	Transportation - 0.8%
1	Aeroports de Paris	74
10	Asciano Group	47
9	Canadian National Railway Co.	767
–	Central Japan Railway Co.	273
27	CSX Corp.	624
5	Deutsche Lufthansa AG	60
5	Deutsche Post AG	96
5	East Japan Railway Co.	350
3	FedEx Corp.	290
22	Hankyu Hanshin Holdings, Inc.	120
–	Hutchinson Port Holdings Trust	–
30	Keio Corp.	218
45	Kintetsu Corp.	177
10	Latam Airlines Group S.A.	238
22	Nippon Yusen	50
5	Norfolk Southern Corp.	402
31	Tobu Railway Co., Ltd.	168
33	Transurban Group	213
131	Turk Hava Yollari Anonim Ortakligi ●	249
9	Union Pacific Corp.	1,087
11	United Parcel Service, Inc. Class B	839
4	West Japan Railway Co.	174
		6,516
	Utilities - 2.8%
13	AGL Energy Ltd.	217
9	Ameren Corp.	295
14	Centrais Eletricas Brasileiras S.A.	139
71	Centrica plc	354
160	Cheung Kong Infrastructure	969
49	Chubu Electric Power Co., Inc.	524
19	Cia de Saneamento Basico do Estado de Sao Paulo	805
34	CLP Holdings Ltd.	296
15	Companhia Energetica de Minas Gerais	294
19	E.On AG	412
18	Electricite de France	380
172	Empresa Nacional del Petroleo	286
96	Enel S.p.A.	275
213	ENN Energy Holdings Ltd.	813
9	Exelon Corp.	347
9	Fortum Corp.	144
18	Gaz de France	401
2,031	Guangdong Investment Ltd.	1,462
91	Hong Kong & China Gas	210
301	Huaneng Power International, Inc.	217
57	Iberdrola S.A.	206
10	Integrys Energy Group, Inc.	598
30	Interconexion Electrica S.A.	192
14	Kansai Electric Power Co., Inc.	108
9	Korea Electric Power Corp. ●	190
146	National Grid plc	1,517
14	NextEra Energy, Inc.	978
16	NiSource, Inc.	402
50	NTPC Ltd.	140
6	Oneok, Inc.	288
140	Osaka Gas Co., Ltd.	574
16	PG&E Corp.	743
14	Pinnacle West Capital Corp.	727
23	Power Assets Holdings Ltd.	181
84	Power Grid Corp. of India Ltd.	180
6	RWE AG	225
49	Scottish & Southern Energy	1,006
35	Severn Trent plc	952
175	Snam S.p.A.	704
34	Suez Environment S.A.	375
117	Tenaga Nasional Bhd	252
45	Tokyo Gas Co., Ltd.	230
40	Tractebel Energia S.A.	709
28	UGI Corp.	862
17	United Utilities Group plc	183
20	Wisconsin Energy Corp.	803
		22,165
	Total common stocks
	(cost $395,932)	$388,050

PREFERRED STOCKS - 0.2%
	Automobiles and Components - 0.0%
2	Volkswagen AG N.V.	$336

	Banks - 0.1%
32	Banco Itau Holding	500

	Food, Beverage and Tobacco - 0.0%
12	Cia de Bebidas das Ame	454

	Utilities - 0.1%
29	Cia Paranaense de Energie	586

	Total preferred stocks
	(cost $2,045)	$1,876

EXCHANGE TRADED FUNDS - 2.7%
	Other Investment Pools and Funds - 2.7%
316	Financial Select Sector SPDR	$4,636
107	Health Care Select Sector SPDR Fund	4,120
307	iShares MSCI Canada Index Fund	8,083
11	iShares Nasdaq Biotechnology Index Fund	1,454
97	SPDR Barclays Capital Convertible Securities	3,669

	Total exchange traded funds
	(cost $23,390)	$21,962

7

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 3.9%
	Agriculture, Forestry, Fishing and Hunting - 0.0%
	Celulosa Arauco Constitucion
$296	7.25%, 07/29/2019	$352

	Arts, Entertainment and Recreation - 0.1%
	Grupo Televisa S.A.
557	6.63%, 03/18/2025	710
	MCE Finance Ltd.
420	10.25%, 05/15/2018	476
		1,186
	Construction - 0.3%
	Country Garden Holdings Co.
542	11.25%, 04/22/2017 ■	571
	Empresas ICA, S.A.B. de C.V.
382	8.90%, 02/04/2021 §	380
	Hong Kong Land Finance
340	4.50%, 10/07/2025	354
	Hutchison Whampoa Ltd.
482	6.00%, 10/28/2015 ■♠	498
	Odebrecht Finance Ltd.
492	7.50%, 09/14/2015 §♠	522
	Shimao Property Holding Ltd.
320	9.65%, 08/03/2017	314
		2,639
	Finance and Insurance - 1.3%
	Akbank T.A.S.
787	5.13%, 07/22/2015 §	811
	Banco de Credito del Peru/Panama
791	5.38%, 09/16/2020 §	838
	Bancolombia S.A.
662	6.13%, 07/26/2020	712
	Bangkok Bank PCL
347	4.80%, 10/18/2020 §	369
	Bank of China Hong Kong
542	5.55%, 02/11/2020 ■	589
	Bank of East Asia
352	6.13%, 07/16/2020	383
	BBK
315	4.50%, 10/28/2015 §	317
	CBQ Finance Ltd.
364	7.50%, 11/18/2019 ■	433
	Fibria Overseas Finance Ltd
632	7.50%, 05/04/2020 §	689
	HSBK Europe B.V.
752	7.25%, 05/03/2017 §	756
	ICBC Asia Ltd.
500	5.13%, 11/30/2020 §	531
	ICICI Bank Ltd.
525	5.75%, 11/16/2020 §	530
	Kuwait Projects Co.
437	8.88%, 10/17/2016 §	494
	Noble Group Ltd.
271	6.75%, 01/29/2020 ■	271
	PCCW-HKT Capital Ltd.
300	4.25%, 02/24/2016	313
	Standard Bank plc
255	8.13%, 12/02/2019	280
	Swire Pacific MTN Financing Ltd.
340	5.50%, 08/19/2019	386
	VTB Capital S.A.
569	6.88%, 05/29/2018 §	609
	Yapi ve Kredi Bankasi via Unicredit Luxembourg S.A.
775	5.19%, 10/13/2015 §	784
		10,095
	Food Manufacturing - 0.2%
	Grupo Bimbo S.A.B. de C.V.
733	4.88%, 06/30/2020 §	827
	JBS Finance II Ltd.
225	8.25%, 01/29/2018 ■	224
175	8.25%, 01/29/2018 §	174
		1,225
	Health Care and Social Assistance - 0.1%
	Teva Pharmaceuticals Finance LLC
600	6.15%, 02/01/2036	816

	Information - 0.3%
	America Movil SAB de C.V.
715	5.00%, 03/30/2020	831
	Indosat Palapa Co. B.V.
455	7.38%, 07/29/2020 §	509
	MTS International Funding Ltd.
325	8.63%, 06/22/2020 §	377
	NII Capital Corp.
417	10.00%, 08/15/2016	419
	SingTel Group Treasury Pte Ltd.
275	4.50%, 09/08/2021	310
		2,446
	Mining - 0.4%
	Adaro Indonesia PT
557	7.63%, 10/22/2019 §	595
	Alrosa Finance S.A.
690	8.88%, 11/17/2014 §	765
	Anglogold Holdings plc
499	5.38%, 04/15/2020	523
	Bumi Investment Pte Ltd.
608	10.75%, 10/06/2017 §	619
	Vedanta Resources plc
693	9.50%, 07/18/2018 §	698
		3,200
	Nonmetallic Mineral Product Manufacturing - 0.1%
	Cemex Finance LLC
520	9.50%, 12/14/2016 §	516

	Paper Manufacturing - 0.1%
	Inversiones CMPC S.A.
427	6.13%, 11/05/2019 ■	480

	Petroleum and Coal Products Manufacturing - 0.2%
	BW Group Ltd.
525	6.63%, 06/28/2017 §	525
	Gazprom Bank
539	6.50%, 09/23/2015	569
	Pacific Rubiales Energy Corp.
425	7.25%, 12/12/2021 §	478
		1,572

8

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 3.9% - (continued)
		Pipeline Transportation - 0.1%
		Korea Gas Corp.
	$685	4.25%, 11/02/2020 ■	$743

		Primary Metal Manufacturing - 0.4%
		China Oriental Group Co.
	573	8.00%, 08/18/2015 ■	519
		CSN Islands XII
	614	7.00%, 09/23/2015 §♠	623
		Evraz Group S.A.
	416	9.50%, 04/24/2018 §	448
		Posco
	802	4.25%, 10/28/2020 ■	839
		Severstal
	462	6.70%, 10/25/2017 §	472
			2,901
		Truck Transportation - 0.0%
		BFF International Ltd.
	175	7.25%, 01/28/2020 §	200

		Utilities - 0.2%
		Colbun S.A.
	239	6.00%, 01/21/2020 ■	260
		Hong Kong Electric Finance Ltd.
	755	4.25%, 12/14/2020 §	822
		Taqa Abu Dhabi National Energy Co.
	263	5.88%, 10/27/2016 ■	297
			1,379
		Water Transportation - 0.1%
		DP World Ltd.
	400	6.85%, 07/02/2037 ■	424
		PSA International Pte Ltd.
	375	3.88%, 02/11/2021 §	404
			828
		Wholesale Trade - 0.0%
		Li & Fung Ltd.
	318	5.25%, 05/13/2020 §	354

		Total corporate bonds
		(cost $29,975)	$30,932

FOREIGN GOVERNMENT OBLIGATIONS - 6.8%
		Colombia - 0.3%
		Bonos del Banco Central de Chile en Pesos
CLP	1,118,536	3.00%, 02/01/2021 ◄	$2,371

		Greece - 0.0%
		Hellenic Republic
EUR	2,650	2.00%, 02/24/2034 - 02/24/2038	443
			443
		India - 0.1%
		Bank of India London
	$625	4.75%, 09/30/2015 §	638

		Ireland - 0.3%
		Ireland (Republic of)
EUR	1,945	4.50%, 10/18/2018	2,225

		Italy - 0.7%
		Italy Buoni Poliennali del Tesoro
EUR	4,650	4.75%, 05/01/2017	5,570

		Mexico - 0.2%
		Mexican Udibonos
MXN	13,833	4.50%, 11/22/2035 ◄	1,426

		New Zealand - 0.4%
		New Zealand (Government of)
NZD	2,365	4.50%, 02/15/2016	3,139

		Nigeria - 0.1%
		Nigeria Treasury Bond
NGN	155,049	10.70%, 05/30/2018 §	768

		Norway - 1.8%
		Norway (Kingdom of)
NOK	43,500	3.75%, 05/25/2021	8,387
		Norwegian Government
NOK	34,225	4.25%, 05/19/2017	6,438
			14,825
		Philippines - 0.1%
		Philippines (Republic of)
PHP	19,700	8.13%, 12/16/2035	620

		Portugal - 0.4%
		Obrigacoes do Tesouro
EUR	4,325	3.85%, 04/15/2021	3,271

		South Korea - 0.1%
		Korea (Republic of)
KRW	960,625	2.75%, 06/10/2020 ◄	973

		Spain - 0.5%
		Spain Government Bond
EUR	3,600	4.25%, 10/31/2016	4,098

		Sweden - 1.2%
		Swedish Government
SEK	41,012	3.50%, 12/01/2028 ◄	9,443

		United Kingdom - 0.5%
		U.K. Treasury
GBP	1,825	4.50%, 12/07/2042	3,792

		Uruguay - 0.1%
		Uruguay (Republic of)
UYU	10,283	4.25%, 04/05/2027 ◄	537

		Total foreign government obligations
		(cost $53,973)	$54,139

U.S. GOVERNMENT AGENCIES - 6.1%
		Federal National Mortgage Association - 5.1%
	$15,500	5.00%, 08/01/2041 ☼	$16,890
	12,300	5.50%, 08/01/2041 ☼	13,494
	9,500	6.00%, 08/01/2041 ☼	10,478
			40,862

9

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
U.S. GOVERNMENT AGENCIES - 6.1% - (continued)
	Government National Mortgage Association - 1.0%
$7,548	5.50%, 10/15/2035 - 12/15/2039		$8,442

	Total U.S. government agencies
	(cost $49,143)		$49,304

	Total long-term investments
	(cost $554,458)		$546,263

SHORT-TERM INVESTMENTS - 34.4%
Repurchase Agreements - 34.4%
Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing
on 08/01/2012 in the amount of $96,510,
collateralized by FNMA 5.50% - 6.00%,
2038 - 2039, GNMA 4.50%, 2041, value
	of $98,439)
$96,509	0.17%, 07/31/2012		$96,509
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in
the amount of $74,453, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $75,941)
74,452	0.18%, 07/31/2012		74,452
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $18,280, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $18,645)
18,280	0.19%, 07/31/2012		18,280
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in
the amount of $61,113, collateralized by
FFCB 0.24% - 5.70%, 2012 - 2020,
FHLB 0.13% - 3.25%, 2012 - 2027,
FHLMC 4.00% - 6.00%, 2013 - 2041,
FNMA 4.00% - 4.50%, 2025 - 2042,
	value of $62,335)
61,113	0.19%, 07/31/2012		61,113
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $428, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $437)
428	0.17%, 07/31/2012		428
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $25,244, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $25,749)
25,244	0.19%, 07/31/2012		25,244
			276,026
	Total short-term investments
	(cost $276,026)		$276,026

	Total investments
	(cost $830,484) ▲	102.4%	$822,289
	Other assets and liabilities	(2.4)%	(19,109)
	Total net assets	100.0%	$803,180

10

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The consolidated schedule of investments includes investments held by The Hartford Cayman Global All-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2012, the Fund invested 0.8% of its total assets in the Subsidiary.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $836,790 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$27,185
Unrealized Depreciation	(41,686)
Net Unrealized Depreciation	$(14,501)

●	Non-income producing.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $6,148, which represents 0.8% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $18,986, which represents 2.4% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $40,708 at July 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. The Fund has also pledged $410 of cash as collateral in connection with swap contracts.

11

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at July 31, 2012

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
Amsterdam Index Future	14	Short	08/17/2012	$1,120	$1,080	$(40)
Australian 10-Year Bond Future	140	Short	09/17/2012	18,494	18,508	14
Australian SPI 200 Index Future	42	Long	09/20/2012	4,664	4,525	139
CAC 40 10 EURO Future	32	Long	08/17/2012	1,296	1,239	57
Canadian Government 10-Year Bond Future	1	Short	09/19/2012	138	137	(1)
Euro-BTP Future	23	Long	09/06/2012	2,801	2,809	(8)
Euro-BUND Future	204	Long	09/06/2012	36,288	35,726	562
Euro-OAT Future	17	Short	09/06/2012	2,808	2,788	(20)
FTSE 100 Index Future	72	Long	09/21/2012	6,328	6,150	178
FTSE/MIB Index Future	51	Long	09/21/2012	4,352	4,278	74
German Stock Exchange Future	129	Long	09/21/2012	26,919	24,578	2,341
Gold 100oz Future	9	Long	12/27/2012	1,453	1,458	(5)
Hang Seng Index Future	16	Long	08/31/2012	2,034	1,973	61
IBEX 35 Index Future	84	Long	08/17/2012	6,930	6,687	243
Japan 10-Year Bond Future	20	Short	09/10/2012	36,867	36,842	(25)
KOSPI2 Index Future	36	Long	09/13/2012	3,987	3,923	64
Long Gilt Future	41	Long	09/26/2012	7,835	7,791	44
MSCI Singapore Index Future	90	Short	08/30/2012	5,022	4,973	(49)
MSCI Taiwan Stock Index Future	69	Short	08/30/2012	1,750	1,701	(49)
Russell 2000 Mini Future	80	Long	09/21/2012	6,264	5,932	332
S&P 500 (E-Mini) Future	325	Long	09/21/2012	22,337	21,508	829
S&P/TSX 60 Index Future	9	Short	09/20/2012	1,192	1,165	(27)
Stockholm Stock Exchange Future	332	Long	08/17/2012	5,226	5,043	183
Topix Index Future	26	Long	09/13/2012	2,443	2,407	36
U.S. Treasury 10-Year Note Future	345	Long	09/19/2012	46,456	46,052	404
U.S. Treasury 2-Year Note Future	24	Short	09/28/2012	5,295	5,292	(3)
U.S. Treasury 30-Year Bond Future	5	Long	09/19/2012	755	738	17
U.S. Treasury 5-Year Note Future	62	Long	09/28/2012	7,737	7,674	63
U.S. Treasury CME Ultra Long Term Bond Future	75	Long	09/19/2012	12,938	12,353	585
						$5,999

*	The number of contracts does not omit 000's.

Cash of $15,835 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at July 31, 2012.

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
AUD	BOA	Sell	$827	$812	10/18/2012	$(15)
AUD	CBK	Sell	10,274	10,257	08/31/2012	(17)
AUD	JPM	Buy	13,345	13,235	08/31/2012	110
AUD	WEST	Buy	5,389	5,267	10/18/2012	122
CAD	BOA	Sell	361	357	10/18/2012	(4)
CAD	RBC	Buy	13,042	12,988	08/31/2012	54
CAD	RBC	Buy	6,358	6,270	10/18/2012	88
CHF	BOA	Sell	798	788	10/18/2012	(10)
CHF	CBK	Buy	6,126	6,053	08/31/2012	73
CHF	CSFB	Sell	6,126	6,019	08/31/2012	(107)
CHF	UBS	Buy	7,186	7,121	10/18/2012	65
CLP	BOA	Sell	1,199	1,184	09/20/2012	(15)
CLP	CBK	Sell	1,438	1,430	09/20/2012	(8)
CLP	CSFB	Buy	3,042	2,913	09/20/2012	129
CNY	JPM	Buy	20,213	20,466	12/07/2012	(253)
CNY	JPM	Sell	20,213	20,165	12/07/2012	(48)
CNY	JPM	Buy	2,878	3,004	09/06/2013	(126)
CNY	JPM	Sell	2,878	2,950	09/06/2013	72

12

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2012 - (continued)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
EUR	BCLY	Sell	$7,477	$7,664	09/19/2012	$187
EUR	CBK	Buy	12,521	12,497	08/31/2012	24
EUR	CSFB	Buy	5,886	5,802	10/18/2012	84
EUR	DEUT	Sell	576	593	09/19/2012	17
EUR	DEUT	Buy	19,810	19,698	10/18/2012	112
EUR	JPM	Sell	7,024	7,023	08/31/2012	(1)
EUR	JPM	Sell	1,500	1,497	09/19/2012	(3)
EUR	JPM	Sell	1,984	2,006	09/19/2012	22
EUR	UBS	Sell	1,981	1,974	09/19/2012	(7)
EUR	UBS	Sell	2,015	2,042	09/19/2012	27
EUR	WEST	Sell	575	589	09/19/2012	14
GBP	BOA	Sell	5,429	5,376	09/19/2012	(53)
GBP	CSFB	Sell	8,797	8,682	10/18/2012	(115)
GBP	DEUT	Buy	1,809	1,780	10/18/2012	29
GBP	JPM	Buy	12,607	12,554	10/18/2012	53
GBP	WEST	Sell	27,822	27,886	08/31/2012	64
GBP	WEST	Buy	12,608	12,555	10/18/2012	53
JPY	BCLY	Sell	1,654	1,632	10/18/2012	(22)
JPY	BOA	Buy	233	233	10/18/2012	–
JPY	CSFB	Sell	43,041	43,000	08/31/2012	(41)
MXN	BOA	Sell	186	182	10/18/2012	(4)
MXN	CSFB	Buy	802	803	09/19/2012	(1)
MXN	HSBC	Buy	3,346	3,170	09/19/2012	176
MXN	JPM	Buy	845	853	09/19/2012	(8)
MXN	RBC	Buy	1,585	1,577	10/18/2012	8
MXN	RBC	Sell	6,204	6,172	10/18/2012	(32)
NOK	CBK	Buy	393	388	10/18/2012	5
NOK	JPM	Sell	11,910	11,955	09/19/2012	45
NZD	BCLY	Buy	3,150	3,090	09/19/2012	60
NZD	WEST	Sell	6,360	6,096	09/19/2012	(264)
SEK	BCLY	Sell	6,652	6,411	09/19/2012	(241)
SEK	BOA	Sell	444	433	10/18/2012	(11)
SEK	GSC	Sell	2,644	2,593	09/19/2012	(51)
SEK	JPM	Buy	4,252	4,112	10/18/2012	140
ZAR	JPM	Sell	49	48	08/01/2012	(1)
						$375

Credit Default Swap Contracts Outstanding at July 31, 2012

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CDX.EM.17	GSC	$36,350	Sell	5.00%	06/20/17	$4,762	$4,116	$(646)
CDX.NA.HY.16	GSC	1,776	Sell	5.00%	06/20/16	36	7	(29)
CDX.NA.HY.16	MSC	8,256	Sell	5.00%	06/20/16	227	35	(192)
CDX.NA.HY.17	JPM	6,624	Sell	5.00%	12/20/16	(480)	(118)	362
CMBX.NA.AAA.2	MSC	5,475	Sell	0.07%	03/15/49	(165)	(276)	(111)
LCDX.NA.15	GSC	6,111	Sell	2.50%	12/20/15	61	23	(38)
LCDX.NA.17	BCLY	12,544	Sell	2.50%	12/20/16	(929)	(32)	897
						$3,512	$3,755	$243

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

13

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Interest Rate Swap Contracts Outstanding at July 31, 2012

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BCLY	0.92% Fixed	CHF LIBOR 6M	CHF	10,520	06/18/22	$–	$(22)	$(22)
BCLY	0.97% Fixed	CHF LIBOR 6M	CHF	480	07/31/22	–	(3)	(3)
BCLY	CLPUF	2.41% Fixed	CLP	717,800	04/04/22	–	35	35
GSC	CLICP Camara	2.25% Fixed	CLP	708,475	06/26/22	–	7	7
GSC	CLICP Camara	2.35% Fixed	CLP	761,625	04/16/22	–	26	26
						$–	$43	$43

*	Notional shown in U.S. Dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Consolidated Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Cit NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EUR	EURO
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Phillipine Peso
SEK	Swedish Krona
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage Backed North American
LCDX.NA	Credit Derivatives North American Loan
S&P	Standard & Poors
TSX	Toronto Stock Exchange

Other Abbreviations:
ADR	American Depositary Receipt
CLICP	Sinacofi Chile Interbank Offered Rate
CLPUF	Chilean Unidada de Fomentos Rate
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

14

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality
as of July 31, 2012
Credit Rating *	Percentage of Net Assets
Aaa / AAA	3.5%
Aa / AA	0.4
A	1.0
Baa / BBB	2.8
Ba / BB	2.1
B	0.4
Caa / CCC or Lower	0.1
Unrated	0.4
U.S. Government Agencies and Securities	6.1
Non Debt Securities and Other Short-Term Instruments	85.6
Other Assets & Liabilities	(2.4)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Diversification by Country

as of July 31, 2012

Percentage of
Country	Net Assets
Australia	1.2%
Bahrain	0.0
Belgium	0.1
Brazil	1.2
British Virgin Islands	0.1
Canada	1.0
Chile	0.2
China	1.5
Colombia	0.7
Denmark	0.1
Finland	0.2
France	1.1
Germany	1.1
Greece	0.1
Hong Kong	2.3
India	0.4
Indonesia	0.2
Ireland	0.5
Israel	0.2
Italy	0.9
Japan	5.0
Kuwait	0.1
Luxembourg	0.4
Malaysia	0.1
Mauritius	0.1
Mexico	0.8
Netherlands	0.8
New Zealand	0.4
Nigeria	0.1
Norway	2.2
Peru	0.1
Philippines	0.1
Portugal	0.4
Qatar	0.1
Russia	0.2
Singapore	0.4
South Africa	0.3
South Korea	2.1
Spain	0.8
Sweden	1.5
Switzerland	1.1
Taiwan	0.5
Thailand	0.1
Turkey	0.2
United Arab Emirates	0.1
United Kingdom	3.4
Uruguay	0.1
United States	33.4
Short-Term Investments	34.4
Other Assets and Liabilities	(2.4)
Total	100.0%

15

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$10,219	$669	$9,550	$–
Banks	40,604	21,077	19,527	–
Capital Goods	33,145	20,733	12,412	–
Commercial and Professional Services	3,613	2,647	966	–
Consumer Durables and Apparel	9,449	6,934	2,515	–
Consumer Services	4,982	3,291	1,691	–
Diversified Financials	14,334	11,615	2,719	–
Energy	42,352	28,309	14,043	–
Food and Staples Retailing	5,932	3,543	2,389	–
Food, Beverage and Tobacco	23,948	12,562	11,386	–
Health Care Equipment and Services	5,132	4,056	1,076	–
Household and Personal Products	5,543	2,890	2,653	–
Insurance	13,677	6,888	6,789	–
Materials	27,311	12,487	14,824	–
Media	14,299	12,857	1,442	–
Pharmaceuticals, Biotechnology and Life Sciences	20,106	9,394	10,712	–
Real Estate	6,155	3,317	2,838	–
Retailing	13,477	6,884	6,593	–
Semiconductors and Semiconductor Equipment	10,262	5,671	4,591	–
Software and Services	24,060	18,084	5,976	–
Technology Hardware and Equipment	14,361	9,685	4,676	–
Telecommunication Services	16,408	5,261	11,147	–
Transportation	6,516	4,247	2,269	–
Utilities	22,165	8,468	13,697	–
Total	388,050	221,569	166,481	–
Corporate Bonds	30,932	–	30,932	–
Exchange Traded Funds	21,962	21,962	–	–
Foreign Government Obligations	54,139	–	53,371	768
Preferred Stocks	1,876	1,540	336	–
U.S. Government Agencies	49,304	–	49,304	–
Short-Term Investments	276,026	–	276,026	–
Total	$822,289	$245,071	$576,450	$768
Credit Default Swaps*	1,259	–	1,259	–
Foreign Currency Contracts*	1,833	–	1,833	–
Futures*	6,226	6,226	–	–
Interest Rate Swaps*	68	–	68	–
Total	$9,386	$6,226	$3,160	$–
Liabilities:
Credit Default Swaps*	1,016	–	1,016	–
Foreign Currency Contracts*	1,458	–	1,458	–
Futures*	227	227	–	–
Interest Rate Swaps*	25	–	25	–
Total	$2,726	$227	$2,499	$–

♦	For the nine-month period ended July 31, 2012, investments valued at $538 were transferred from Level 1 to Level 2, and investments valued at $68 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).

3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

16

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2012
Assets:
Common Stocks	$3	$17	$(24)		$—	$—	$(178)	$182	$—	$—
Foreign Government Obligations	322	(124)	58	†	9	777	(274)	—	—	768
Total	$325	$(107)	$34		$9	$777	$(452)	$182	$—	$768

Liabilities:
Swaps‡	$(221)	$—	$221		$—	$—	$—	$—	$—	$—
Total	$(221)	$—	$221		$—	$—	$—	$—	$—	$—

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $(17).
‡	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.

17

The Hartford Global Growth Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9%
	Automobiles and Components - 0.5%
100	Nissan Motor Co., Ltd.	$941

	Banks - 1.9%
26	BNP Paribas	959
47	Standard Chartered plc	1,086
43	Wells Fargo & Co.	1,444
		3,489
	Capital Goods - 7.1%
32	Assa Abloy Ab	981
16	Boeing Co.	1,208
41	Honeywell International, Inc.	2,370
20	Illinois Tool Works, Inc.	1,071
12	Nidec Corp.	936
87	Rolls-Royce Holdings plc	1,160
44	Safran S.A.	1,479
20	Schneider Electric S.A.	1,150
6	SMC Corp. of America	985
24	Tyco International Ltd.	1,302
		12,642
	Commercial and Professional Services - 1.4%
66	Babcock International Group plc	888
17	Campbell Brothers ●	846
135	Seek Ltd.	859
		2,593
	Consumer Durables and Apparel - 2.6%
18	Coach, Inc.	888
15	Lululemon Athletica, Inc. ●	828
1	NVR, Inc. ●	929
155	Prada S.p.A.	1,064
6	V.F. Corp.	940
		4,649
	Consumer Services - 2.6%
770	Galaxy Entertainment Group Ltd. ●	1,843
85	MGM Resorts International ●	807
410	Sands China Ltd. §	1,203
17	Starbucks Corp.	761
		4,614
	Diversified Financials - 6.1%
254	Aberdeen Asset Management plc	1,025
9	Affiliated Managers Group, Inc. ●	960
41	American Express Co.	2,351
6	BlackRock, Inc.	1,045
12	CME Group, Inc.	619
37	Discover Financial Services, Inc.	1,327
9	Goldman Sachs Group, Inc.	913
48	JP Morgan Chase & Co.	1,741
25	Moody's Corp.	1,009
		10,990
	Energy - 3.1%
13	Anadarko Petroleum Corp.	933
44	BG Group plc	864
16	Ensco plc	848
9	EOG Resources, Inc.	876
13	National Oilwell Varco, Inc.	957
14	Schlumberger Ltd.	1,010
		5,488
	Food and Staples Retailing - 1.6%
866	CP ALL plc	932
43	CVS Caremark Corp.	1,964
		2,896
	Food, Beverage and Tobacco - 7.8%
16	Anheuser-Busch InBev N.V.	1,291
33	British American Tobacco plc	1,729
11	Fomento Economico Mexicano S.A.B. de C.V. ADR	940
38	Green Mountain Coffee Roasters, Inc. ●	696
22	Groupe Danone	1,344
35	Japan Tobacco, Inc.	1,109
10	Lorillard, Inc.	1,222
13	Mead Johnson Nutrition Co.	948
11	Pernod-Ricard S.A.	1,136
24	Philip Morris International, Inc.	2,167
42	Unilever N.V. CVA	1,469
		14,051
	Health Care Equipment and Services - 3.7%
30	Aetna, Inc.	1,064
22	Covidien plc	1,218
11	Edwards Lifesciences Corp. ●	1,108
11	McKesson Corp.	1,025
28	Medtronic, Inc.	1,092
22	UnitedHealth Group, Inc.	1,119
		6,626
	Insurance - 2.2%
17	Hannover Rueckversicherung AG	1,001
89	Lancashire Holdings Ltd.	1,093
100	Ping An Insurance (Group) Co.	780
18	Swiss Re Ltd.	1,149
		4,023
	Materials - 1.5%
134	Cemex S.A. ●	935
140	Glencore International plc	701
3	Syngenta AG	1,075
		2,711
	Media - 6.6%
32	CBS Corp. Class B	1,074
75	Comcast Corp. Class A	2,428
24	DirecTV Class A ●	1,172
127	News Corp. Class A	2,926
547	Sirius XM Radio, Inc. w/ Rights ●	1,181
27	Viacom, Inc. Class B	1,247
18	Walt Disney Co.	904
71	WPP plc	898
		11,830
	Pharmaceuticals, Biotechnology and Life Sciences - 7.8%
26	Agilent Technologies, Inc.	992
22	Amgen, Inc.	1,801
17	Celgene Corp. ●	1,169
1	Galenica AG	822
50	Gilead Sciences, Inc. ●	2,711
13	Johnson & Johnson	893
20	Merck & Co., Inc.	897
44	Mylan, Inc. ●	1,011
9	Regeneron Pharmaceuticals, Inc. ●	1,167
8	Roche Holding AG	1,436

1

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 7.8% - (continued)
13	Watson Pharmaceuticals, Inc. ●	$989
		13,888
	Retailing - 5.4%
8	Amazon.com, Inc. ●	1,825
4	AutoZone, Inc. ●	1,351
16	Bed Bath & Beyond, Inc. ●	975
33	Gap, Inc.	964
50	Lowe's Co., Inc.	1,265
20	Next plc	1,010
3	Priceline.com, Inc. ●	2,246
		9,636
	Semiconductors and Semiconductor Equipment - 4.1%
30	Altera Corp.	1,079
38	ASML Holding N.V.	2,214
47	NVIDIA Corp. ●	633
2	Samsung Electronics Co., Ltd.	2,408
29	Xilinx, Inc.	953
		7,287
	Software and Services - 17.1%
20	Accenture plc	1,194
153	Activision Blizzard, Inc.	1,844
7	Alliance Data Systems Corp. ●	949
29	Amdocs Ltd. ●	875
8	Baidu, Inc. ADR ●	946
12	Citrix Systems, Inc. ●	902
70	eBay, Inc. ●	3,084
6	Google, Inc. ●	3,645
27	IAC/InterActiveCorp.	1,405
10	LinkedIn Corp. ●	1,018
3	Mastercard, Inc.	1,266
67	Microsoft Corp.	1,969
26	Nice Systems Ltd. ●	929
134	Oracle Corp.	4,061
7	Salesforce.com, Inc. ●	919
22	SAP AG	1,419
21	Splunk, Inc. ●	617
37	Tencent Holdings Ltd.	1,096
11	Visa, Inc.	1,433
57	Western Union Co.	988
		30,559
	Technology Hardware and Equipment - 11.0%
320	AAC Technologies Holdings, Inc.	929
17	Apple, Inc. ●	10,307
140	EMC Corp. ●	3,681
162	Hitachi Ltd.	958
302	Hon Hai Precision Industry Co., Ltd. ●	842
62	Juniper Networks, Inc. ●	1,088
20	Qualcomm, Inc.	1,204
290	Quanta Computer, Inc.	750
		19,759
	Telecommunication Services - 1.6%
85	China Mobile Ltd.	986
420	Sprint Nextel Corp. ●	1,830
		2,816
	Transportation - 1.6%
101	Delta Air Lines, Inc. ●	978
10	FedEx Corp.	890
8	Kuehne & Nagel International AG	917
		2,785
	Utilities - 0.6%
24	Cia de Saneamento Basico do Estado de Sao Paulo	1,003

	Total common stocks
	(cost $154,229)	$175,276

	Total long-term investments
	(cost $154,229)	$175,276

SHORT-TERM INVESTMENTS - 2.3%
	Repurchase Agreements - 2.3%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $1,445, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $1,474)
$1,445	0.17%, 07/31/2012	$1,445
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $1,115, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $1,137)
1,115	0.18%, 07/31/2012	1,115
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $274, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $279)
274	0.19%, 07/31/2012	274
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $915, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13% -
3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% - 4.50%,
	2025 - 2042, value of $933)
915	0.19%, 07/31/2012	915
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $6, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $7)
6	0.17%, 07/31/2012	6

2

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 2.3% - (continued)
	Repurchase Agreements - 2.3% - (continued)
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $378, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $386)
$378	0.19%, 07/31/2012		$378
			4,133
	Total short-term investments
	(cost $4,133)		$4,133

	Total investments
	(cost $158,362) ▲	100.2%	$179,409
	Other assets and liabilities	(0.2)%	(384)
	Total net assets	100.0%	$179,025

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $159,419 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$24,156
Unrealized Depreciation	(4,166)
Net Unrealized Appreciation	$19,990

●	Non-income producing.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $1,203, which represents 0.7% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
GBP	JPM	Sell	$450	$450	08/02/2012	$–
GBP	SCB	Buy	902	902	08/03/2012	–
GBP	WEST	Sell	138	139	08/01/2012	1
JPY	BCLY	Sell	66	66	08/01/2012	–
						$1

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
JPM	JP Morgan Chase & Co.
SCB	Standard Chartered Bank
WEST	Westpac International

Currency Abbreviations:
GBP	British Pound
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Country
as of July 31, 2012
Percentage of
Country	Net Assets
Australia	0.9%
Belgium	0.7
Brazil	0.6
Canada	0.5
China	1.5
France	3.3
Germany	1.4
Hong Kong	2.8
Ireland	0.5
Israel	0.5
Italy	0.6
Japan	2.7
Jersey	0.4
Mexico	1.0
Netherlands	2.0
South Korea	1.4
Sweden	0.6
Switzerland	3.0
Taiwan	0.9
Thailand	0.5
United Kingdom	5.6
United States	66.5
Short-Term Investments	2.3
Other Assets and Liabilities	(0.2)
Total	100.0%

4

The Hartford Global Growth Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$941	$–	$941	$–
Banks	3,489	1,444	2,045	–
Capital Goods	12,642	5,951	6,691	–
Commercial and Professional Services	2,593	–	2,593	–
Consumer Durables and Apparel	4,649	3,585	1,064	–
Consumer Services	4,614	1,568	3,046	–
Diversified Financials	10,990	9,965	1,025	–
Energy	5,488	4,624	864	–
Food and Staples Retailing	2,896	1,964	932	–
Food, Beverage and Tobacco	14,051	5,973	8,078	–
Health Care Equipment and Services	6,626	6,626	–	–
Insurance	4,023	–	4,023	–
Materials	2,711	935	1,776	–
Media	11,830	10,932	898	–
Pharmaceuticals, Biotechnology and Life Sciences	13,888	11,630	2,258	–
Retailing	9,636	8,626	1,010	–
Semiconductors and Semiconductor Equipment	7,287	2,665	4,622	–
Software and Services	30,559	28,044	2,515	–
Technology Hardware and Equipment	19,759	16,280	3,479	–
Telecommunication Services	2,816	1,830	986	–
Transportation	2,785	1,868	917	–
Utilities	1,003	1,003	–	–
Total	175,276	125,513	49,763	–
Short-Term Investments	4,133	–	4,133	–
Total	$179,409	$125,513	$53,896	$–
Foreign Currency Contracts*	1	–	1	–
Total	$1	$–	$1	$–
Liabilities:
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–

♦	For the nine-month period ended July 31, 2012, investments valued at $2,881 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
COMMON STOCKS - 51.2%
		Aluminum - 0.6%
	4,227	Alumina Ltd.	$2,976

		Coal and Consumable Fuels - 1.4%
	271	Alpha Natural Resources, Inc. ●	1,900
	106	Consol Energy, Inc.	3,077
	110	Peabody Energy Corp.	2,289
			7,266
		Construction Materials - 0.8%
	209	CRH plc	3,802

		Diversified Metals and Mining - 7.9%
	344	BHP Billiton plc	10,035
	285	First Quantum Minerals Ltd.	5,170
	249	Freeport-McMoRan Copper & Gold, Inc.	8,374
	1,019	Glencore International plc	5,098
	5,438	Mongolian Mining Corp. ●	2,972
	116	Teck Cominco Ltd. Class B	3,251
	222	Vedanta Resources plc	3,370
	40	Walter Energy, Inc.	1,386
			39,656
		Fertilizers and Agricultural Chemicals - 0.7%
	58	Mosaic Co.	3,382

		Forest Products - 0.0%
	303	Sino Forest Corp. Class A ⌂●†	–

		Gold - 3.2%
	75	AngloGold Ltd. ADR	2,546
	87	Barrick Gold Corp.	2,873
	95	Compania De Minas Buenaventur ADR	3,474
	77	Goldcorp, Inc.	2,769
	539	Kinross Gold Corp.	4,475
			16,137
		Integrated Oil and Gas - 12.8%
	641	BG Group plc	12,628
	154	BP plc ADR	6,147
	83	Chevron Corp.	9,132
	199	Imperial Oil Ltd.	8,510
	33	Occidental Petroleum Corp.	2,846
	191	Petroleo Brasileiro S.A. ADR	3,751
	323	Repsol S.A.	5,142
	86	Sasol Ltd. ADR	3,564
	239	Statoilhydro ASA ADR	5,676
	219	Suncor Energy, Inc.	6,692
			64,088
		Oil and Gas Drilling - 1.6%
	114	Noble Corp.	4,229
	242	Patterson-UTI Energy, Inc.	3,752
			7,981
		Oil and Gas Equipment and Services - 6.0%
	145	Baker Hughes, Inc.	6,721
	107	Cameron International Corp. ●	5,354
	45	Dril-Quip, Inc. ●	3,262
	56	National Oilwell Varco, Inc.	4,013
	112	Schlumberger Ltd.	7,988
	60	Tidewater, Inc.	2,900
			30,238
		Oil and Gas Exploration and Production - 8.7%
	72	Anadarko Petroleum Corp.	5,027
	103	Canadian Natural Resources Ltd.	2,804
	221	Chesapeake Energy Corp.	4,159
	92	Cobalt International Energy, Inc. ●	2,317
	60	ConocoPhillips Holding Co.	3,256
	179	EnCana Corp.	3,983
	51	EOG Resources, Inc.	5,016
	684	Oil Search Ltd.	4,988
	52	Pioneer Natural Resources Co.	4,626
	135	Southwestern Energy Co. ●	4,497
	72	Whiting Petroleum Corp. ●	2,909
			43,582
		Oil and Gas Refining and Marketing - 4.0%
	120	Marathon Petroleum Corp.	5,695
	170	Phillips 66	6,397
	147	Reliance Industries Ltd. GDR ■	3,941
	138	Tesoro Corp. ●	3,813
			19,846
		Precious Metals and Minerals - 0.5%
	54	Anglo American Platinum Ltd.	2,758

		Specialty Chemicals - 1.3%
	143	LyondellBasell Industries Class A	6,386

		Steel - 1.7%
	240	ArcelorMittal ADR	3,813
	1,103	Fortescue Metals Group Ltd.	4,733
			8,546
		Total common stocks
		(cost $284,432)	$256,644

WARRANTS - 0.3%
		Diversified Metals and Mining - 0.3%
	470	NMDC Ltd. ⌂	$1,581

		Total warrants
		(cost $2,835)	$1,581

EXCHANGE TRADED FUNDS - 2.2%
		Other Investment Pools and Funds - 2.2%
	23	Energy Select Sector SPDR	$1,611
	127	Market Vectors Agribusiness	6,286
	80	SPDR Metals & Mining	3,188
		Total exchange traded funds
		(cost $10,934)	$11,085

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
		Israel - 0.2%
		Israel (Government of)
ILS	1,698	2.75%, 09/30/2022 ◄	$464
ILS	1,810	3.50%, 04/30/2018 ◄	529
			993

1

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬				Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 1.2% - (continued)
		Mexico - 0.4%
		Mexican Udibonos
MXN	6,199	2.50%, 12/10/2020 ◄		$519
MXN	13,788	4.50%, 12/18/2014 - 11/22/2035 ◄		1,306
				1,825
		Poland - 0.1%
		Poland (Government of)
PLN	1,176	3.00%, 08/24/2016 ◄		364

		South Africa - 0.1%
		South Africa (Republic of)
ZAR	4,536	5.50%, 12/07/2023 ◄		774

		South Korea - 0.1%
		Korea (Republic of)
KRW	386,521	2.75%, 06/10/2020 ◄		391

		Thailand - 0.1%
		Thailand (Government of)
THB	11,903	1.20%, 07/14/2021 ◄		380

		Turkey - 0.2%
		Turkey (Government of)
TRY	1,403	2.50%, 05/04/2016 ◄		774
TRY	732	3.00%, 07/21/2021 ◄		412
				1,186
		Total foreign government obligations
		(cost $5,591)		$5,913

U.S. GOVERNMENT SECURITIES - 29.8%
		U.S. Treasury Securities - 29.8%
		U.S. Treasury Notes - 29.8%
	$34,749	0.13%, 04/15/2016 - 07/15/2022 ◄		$37,892
	9,115	0.50%, 04/15/2015 ◄		10,114
	8,525	0.63%, 07/15/2021 ◄		9,838
	9,065	1.13%, 01/15/2021 ◄		11,121
	14,850	1.25%, 04/15/2014 - 07/15/2020 ◄		17,523
	9,175	1.38%, 07/15/2018 - 01/15/2020 ◄		11,421
	10,775	1.63%, 01/15/2015 - 01/15/2018 ◄		13,771
	4,775	1.88%, 07/15/2013 - 07/15/2019 ◄		6,213
	12,950	2.00%, 01/15/2014 - 01/15/2016 ◄		16,774
	3,200	2.13%, 01/15/2019 ◄		4,148
	4,350	2.38%, 01/15/2017 ◄╦		5,767
	3,725	2.63%, 07/15/2017 ◄		4,951
				149,533
		Total U.S. government securities
		(cost $147,200)		$149,533

		Total long-term investments
		(cost $450,992)		$424,756

SHORT-TERM INVESTMENTS - 14.3%
		Repurchase Agreements - 14.3%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
08/01/2012 in the amount of $24,996,
collateralized by FNMA 5.50% - 6.00%,
2038 - 2039, GNMA 4.50%, 2041, value
		of $25,496)
	$24,996	0.17%, 07/31/2012		$24,996
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $19,284, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
		GNMA 4.00%, 2041, value of $19,669)
	19,284	0.18%, 07/31/2012		19,284
		Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $4,734, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $4,829)
	4,734	0.19%, 07/31/2012		4,734
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $15,829, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13% -
3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% -
		4.50%, 2025 - 2042, value of $16,145)
	15,829	0.19%, 07/31/2012		15,829
		UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $111, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $113)
	111	0.17%, 07/31/2012		111
		UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $6,538, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $6,669)
	6,538	0.19%, 07/31/2012		6,538
				71,492
		Total short-term investments
		(cost $71,492)		$71,492

		Total investments
		(cost $522,484) ▲	99.0%	$496,248
		Other assets and liabilities	1.0%	5,165
		Total net assets	100.0%	$501,413

2

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The consolidated schedule of investments includes investments held by The Hartford Cayman Global Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2012, the Fund invested 11.1% of its total assets in the Subsidiary.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $528,979 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,824
Unrealized Depreciation	(43,555)
Net Unrealized Depreciation	$(32,731)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2012, the aggregate value and percentage of net assets of these securities rounds to zero. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $3,941, which represents 0.8% of total net assets.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $2,715, held on the behalf of the Fund at the custody bank, was received from broker as collateral in connection with swap contracts.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2010 - 05/2011	470	NMDC Ltd. Warrants	$2,835
06/2011 - 08/2011	303	Sino Forest Corp. Class A	1,570

At July 31, 2012, the aggregate value of these securities was $1,581, which represents 0.3% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
AUD	JPM	Buy	$598	$594	08/01/2012	$4
CLP	CSFB	Buy	630	604	09/20/2012	26
CLP	GSC	Sell	219	215	09/20/2012	(4)
MXN	JPM	Buy	376	375	08/03/2012	1
						$27

3

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Interest Rate Swap Contracts Outstanding at July 31, 2012

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BOA	CLICP Camara	1.88% Fixed	CLP 88,025	05/04/22	$–	$(5)	$(5)
BOA	CLPUF	1.66% Fixed	CLP 111,675	12/02/13	–	1	1
					$–	$(4)	$(4)

*   Notional shown in U.S. Dollars unless otherwise noted.

Total Return Swap Contracts Outstanding at July 31, 2012

Reference Entity	Counterparty	Notional Amount	Payments received (paid) by Fund	Expiration Date	Unrealized Appreciation/ (Depreciation)
S&P GSCI Agriculture	GSC	$2,146	(0.25)% Fixed	07/31/13	$–
S&P GSCI Agriculture	JPM	1,134	(0.20)% Fixed	03/28/13	194
S&P GSCI Agriculture	MSC	6,099	(0.22)% Fixed	03/28/13	887
S&P GSCI Energy	JPM	3,402	(0.09)% Fixed	03/28/13	201
S&P GSCI Energy	JPM	2,929	(0.09)% Fixed	07/31/13	–
S&P GSCI Energy	MSC	5,885	(0.15)% Fixed	03/28/13	297
S&P GSCI Industrial Metals	JPM	2,570	(0.12)% Fixed	03/28/13	(47)
S&P GSCI Industrial Metals	JPM	2,366	(0.12)% Fixed	07/31/13	–
S&P GSCI Industrial Metals	MSC	6,112	(0.20)% Fixed	03/28/13	(103)
S&P GSCI Industrial Metals	MSC	907	(0.20)% Fixed	03/28/13	2
S&P GSCI Livestock	MSC	2,145	(0.23)% Fixed	03/28/13	(58)
S&P GSCI Livestock	MSC	744	(0.23)% Fixed	07/31/13	–
S&P GSCI Precious Metals	JPM	2,870	(0.12)% Fixed	03/28/13	13
S&P GSCI Precious Metals	JPM	3,708	(0.12)% Fixed	07/31/13	–
S&P GSCI Precious Metals	MSC	5,411	(0.20)% Fixed	03/28/13	54
					$1,440

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Consolidated Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
CSFB	Credit Suisse First Boston Corp.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
AUD	Australian Dollar
CLP	Chilean Peso
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican New Peso
PLN	Polish New Zloty
THB	Thai Bhat
TRY	Turkish New Lira
ZAR	South African Rand

Index Abbreviations:
GSCI	Goldman Sachs Commodity
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
CLICP	Sinacofi Chile Interbank Offered Rate
CLPUF	Chilean Unidada de Fomentos Rate
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
SPDR	Standard & Poor's Depositary Receipt

4

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Diversification by Country

as of July 31, 2012

Percentage of
Country	Net Assets
Australia	1.5%
Brazil	0.7
Canada	8.1
Hong Kong	0.6
India	1.1
Ireland	0.8
Israel	0.2
Jersey	1.0
Luxembourg	0.8
Mexico	0.4
Netherlands	1.3
Norway	1.1
Papua New Guinea	1.0
Peru	0.7
Poland	0.1
South Africa	1.9
South Korea	0.1
Spain	1.0
Thailand	0.1
Turkey	0.2
United Kingdom	6.4
United States	55.6
Short-Term Investments	14.3
Other Assets and Liabilities	1.0
Total	100.0%

Distribution by Credit Quality

as of July 31, 2012

Credit Rating *	Percentage of Net Assets
A	0.3%
Baa / BBB	0.7
Unrated	0.2
U.S. Government Agencies and Securities	29.8
Non Debt Securities and Other Short-Term Instruments	68.0
Other Assets & Liabilities	1.0
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

5

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Aluminum	$2,976	$–	$2,976	$–
Coal and Consumable Fuels	7,266	7,266	–	–
Construction Materials	3,802	–	3,802	–
Diversified Metals and Mining	39,656	18,181	21,475	–
Fertilizers and Agricultural Chemicals	3,382	3,382	–	–
Forest Products	–	–	–	–
Gold	16,137	16,137	–	–
Integrated Oil and Gas	64,088	46,318	17,770	–
Oil and Gas Drilling	7,981	7,981	–	–
Oil and Gas Equipment and Services	30,238	30,238	–	–
Oil and Gas Exploration and Production	43,582	38,594	4,988	–
Oil and Gas Refining and Marketing	19,846	19,846	–	–
Precious Metals and Minerals	2,758	–	2,758	–
Specialty Chemicals	6,386	6,386	–	–
Steel	8,546	3,813	4,733	–
Total	256,644	198,142	58,502	–
Exchange Traded Funds	11,085	11,085	–	–
Foreign Goverment Obligations	5,913	–	5,913	–
U.S. Government Securities	149,533	11,509	138,024	–
Warrants	1,581	1,581	–	–
Short-Term Investments	71,492	–	71,492	–
Total	$496,248	$222,317	$273,931	$–
Foreign Currency Contracts*	31	–	31	–
Interest Rate Swaps*	1	–	1	–
Total Return Swaps*	1,648	–	1,648	–
Total	$1,680	$–	$1,680	$–
Liabilities:
Foreign Currency Contracts*	4	–	4	–
Interest Rate Swaps*	5	–	5	–
Total Return Swaps*	208	–	208	–
Total	$217	$–	$217	$–

♦	For the nine-month period ended July 31, 2012, investments valued at $17,341 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments - (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2012
Assets:
Common Stocks	$292	$—	$(292	)*	$—	$—	$—	$—	$—	$—
Total	$292	$—	$(292)		$—	$—	$—	$—	$—	$—
Swaps	$—	$—	$—		$—	$—	$—	$—	$—	$—
Total	$—	$—	$—		$—	$—	$—	$—	$—	$—

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $(292).

7

The Hartford Global Research Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6%
	Automobiles and Components - 1.9%
4	Daimler AG	$213
100	Dongfeng Motor Group Co., Ltd.	138
16	Ford Motor Co. w/ Rights	146
1	Michelin (C.G.D.E.) Class B	67
25	Nissan Motor Co., Ltd.	234
17	Peugeot S.A.	129
3	Renault S.A.	152
5	Stanley Electric Co., Ltd.	71
4	Tokai Rika Co., Ltd.	59
2	Toyoda Gosei Co., Ltd.	43
1	Toyota Boshoku Corp.	14
9	Toyota Motor Corp.	335
		1,601
	Banks - 7.8%
29	Banco Santander Brasil S.A.	220
9	Bancorpsouth, Inc.	125
26	Bangkok Bank plc	169
5	BankNordik P/F	51
–	Banque Cantonale Vaudoise	193
91	Barclays Bank plc ADR	237
7	BB&T Corp.	226
8	BNP Paribas	300
4	Canadian Imperial Bank of Commerce	292
232	China Construction Bank	156
1	Citizens & Northern Corp.	22
3	Citizens Republic Bancorp, Inc. ●	59
6	DGB Financial Group, Inc.	70
31	DNB ASA	322
1	Gronlandsbanken	69
8	Hana Financial Holdings	243
5	Home Capital Group, Inc.	217
30	HSBC Holdings plc	249
34	Karnataka Bank Ltd. ●	59
132	Mitsubishi UFJ Financial Group, Inc.	638
6	National Bank of Canada	432
25	Oversea-Chinese Banking Corp., Ltd.	188
4	PNC Financial Services Group, Inc.	253
60	Regions Financial Corp.	418
13	Spar Nord Bank A/S ●	47
31	Standard Chartered plc	705
128	Turkiye Sinai Kalkinma Bankasi A.S.	142
11	Wells Fargo & Co.	360
		6,462
	Capital Goods - 6.2%
7	AMETEK, Inc.	232
10	BAE Systems plc	47
9	Beijing Enterprises Holdings Ltd.	58
4	Boeing Co.	287
2	Brenntag AG	204
1	Carlisle Cos., Inc.	31
3	Colfax Corp. ●	94
4	Cooper Industries plc Class A	267
5	Danaher Corp.	259
1	Dover Corp.	35
2	Edwards Group Ltd. ADR ●	14
2	Emerson Electric Co.	78
–	Esterline Technologies Corp. ●	26
1	European Aeronautic Defence & Space Co. N.V.	42
3	Exelis, Inc.	27
26	General Electric Co.	544
6	Hiwin Technologies Corp. ●	55
5	Honeywell International, Inc.	274
3	IDEX Corp.	108
4	Illinois Tool Works, Inc.	227
5	Ingersoll-Rand plc	207
2	Joy Global, Inc.	100
2	Komatsu Ltd.	54
2	Lockheed Martin Corp.	196
1	Moog, Inc. Class A ●	48
1	Nidec Corp.	87
1	Northrop Grumman Corp.	68
5	Pentair, Inc.	223
3	Raytheon Co.	167
7	Rexel S.A.	117
12	Rolls-Royce Holdings plc	164
1	Safran S.A.	44
1	Siemens AG	81
1	Skf AB B Shares	27
1	Triumph Group, Inc.	63
5	United Technologies Corp.	335
3	Vinci S.A.	141
2	WESCO International, Inc. ●	97
–	Zodiac Aerospace	36
		5,164
	Commercial and Professional Services - 0.1%
2	Huron Consulting Group, Inc. ●	63
3	Qualicorp S.A. ●	27
15	Transfield Services Ltd.	29
		119
	Consumer Durables and Apparel - 1.3%
1	Adidas AG	75
3	Brunello Cucinelli S.p.A. ●	37
3	Coach, Inc.	131
88	Daphne International Holdings Ltd.	87
–	Lennar Corp.	6
2	LVMH Moet Hennessy Louis Vuitton S.A.	305
2	NIKE, Inc. Class B	158
8	Prada S.p.A.	54
2	Salvatore Ferragamo Italia S.p.A.	46
75	Samsonite International S.A.	127
14	Stella International Holdings Ltd.	35
		1,061
	Consumer Services - 0.3%
2	Carnival Corp.	80
5	Compass Group plc	49
12	Galaxy Entertainment Group Ltd. ●	29
–	Marriott International, Inc. Class A	15
11	Sands China Ltd. §	34
10	Shangri-La Asia Ltd.	19
–	Wyndham Worldwide Corp.	21
		247
	Diversified Financials - 4.7%
18	Aberdeen Asset Management plc	73
6	Ameriprise Financial, Inc.	306
–	BlackRock, Inc.	70
24	Citigroup, Inc.	658
15	EFG International AG ●	104

1

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Diversified Financials - 4.7% - (continued)
21	GAM Holding Ltd.	$233
3	IBJ Leasing Co., Ltd.	73
10	ICAP plc	48
29	ING Groep N.V. ●	188
5	Invesco Ltd.	100
27	Investec plc	161
17	JP Morgan Chase & Co.	625
9	Julius Baer Group Ltd.	328
1	LPL Financial Holdings, Inc.	39
9	Macquarie Group Ltd.	222
2	Matsui Securities Co., Ltd.	12
1	Nasdaq OMX Group, Inc.	22
2	NYSE Euronext	38
10	SEI Investments Co.	208
34	UBS AG	360
1	Warsaw Stock Exchange	14
		3,882
	Energy - 11.4%
9	Aban Offshore Ltd.	59
5	Alpha Natural Resources, Inc. ●	38
5	Anadarko Petroleum Corp.	349
1	Apache Corp.	49
10	Baker Hughes, Inc.	478
40	Beach Energy Ltd.	45
37	BG Group plc	732
2	BioFuel Energy Corp. ●	5
36	BP plc	241
1	BP plc ADR	56
11	Buru Energy Ltd. ●	39
17	Cairn Energy plc	78
1	Cameron International Corp. ●	62
3	Canadian Natural Resources Ltd. ADR	89
2	Celtic Exploration Ltd. ●	28
13	Chesapeake Energy Corp.	254
2	Chevron Corp.	182
42	CNOOC Ltd.	84
7	Cobalt International Energy, Inc. ●	183
2	ConocoPhillips Holding Co.	128
8	Consol Energy, Inc.	220
3	Denbury Resources, Inc. ●	50
1	Dril-Quip, Inc. ●	88
4	EnCana Corp. ADR	90
5	Ensco plc	257
1	EOG Resources, Inc.	124
1	Exxon Mobil Corp.	112
7	Galp Energia SGPS S.A.	91
2	Genel Energy plc ●	17
17	Green Plains Renewable Energy, Inc. ●	74
3	Husky Energy, Inc.	70
7	Imperial Oil Ltd.	320
–	Inpex Corp.	17
19	JX Holdings, Inc.	89
43	Karoon Gas Australia Ltd. ●	165
3	Kinder Morgan, Inc.	116
62	Kunlun Energy Co., Ltd.	100
2	Marathon Petroleum Corp.	98
3	National Oilwell Varco, Inc.	235
48	New Standard Energy Ltd. ●	28
–	Noble Energy, Inc.	17
3	Occidental Petroleum Corp.	227
6	Ocean Rig UDW, Inc. ●	88
15	Oil Search Ltd.	110
3	Painted Pony Petroleum Ltd. ●	27
6	Patterson-UTI Energy, Inc.	94
5	Peabody Energy Corp.	115
12	Petroleo Brasileiro S.A. ADR	230
8	Petroleum Geo-Services ASA	122
2	Petrominerales Ltd.	22
15	Phillips 66	558
2	Pioneer Natural Resources Co.	164
1	QEP Resources, Inc.	27
7	Reliance Industries Ltd.	91
3	Reliance Industries Ltd. GDR ■	75
28	Repsol S.A.	452
4	Sasol Ltd. ADR	174
1	Schlumberger Ltd.	94
4	Southwestern Energy Co. ●	139
7	Statoil ASA	161
4	Suncor Energy, Inc.	132
8	Superior Energy Services, Inc. ●	172
3	Tesoro Corp. ●	94
12	Tonengeneral Sekiyu KK	98
1	Tourmaline Oil Corp. ●	17
4	Trican Well Service Ltd.	46
3	Tupras-Turkiye Petrol Rafinerileri A.S.	62
36	Vantage Drilling Co. ●	56
64	Whitehaven Coal Ltd.	243
1	Whiting Petroleum Corp. ●	56
1	WPX Energy, Inc. ●	13
		9,516
	Food and Staples Retailing - 2.2%
2	Costco Wholesale Corp.	172
10	CVS Caremark Corp.	446
5	Seven & I Holdings Co., Ltd.	167
23	Sheng Siong Group Ltd.	9
61	Tesco plc	302
5	Walgreen Co.	195
5	Wal-Mart Stores, Inc.	369
6	Woolworths Ltd.	183
		1,843
	Food, Beverage and Tobacco - 8.1%
29	Altria Group, Inc.	1,030
8	Anheuser-Busch InBev N.V.	645
22	Bajaj Hindusthan Ltd.	12
16	Balrampur Chini Mills Ltd. ●	15
3	British American Tobacco plc	175
35	Britvic plc	163
23	Cott Corp. ●	195
6	Diamond Foods, Inc.	96
2	GLG Life Technology Corp. ⌂●†	–
12	Green Mountain Coffee Roasters, Inc. ●	224
12	Groupe Danone	756
19	Grupo Modelo S.A.B. de C.V.	169
2	Imperial Tobacco Group plc	73
2	Japan Tobacco, Inc.	63
15	Kraft Foods, Inc.	583
7	Lorillard, Inc.	937
3	Omega Protein Corp. ●	29

2

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Food, Beverage and Tobacco - 8.1% - (continued)
1	PepsiCo, Inc.	$87
6	Philip Morris International, Inc.	592
9	Pilgrim's Pride Corp. ●	42
18	PT Gudang Garam Tbk	104
3	Salmar ASA	15
17	Smithfield Foods, Inc. ●	314
11	Unilever N.V. CVA	378
		6,697
	Health Care Equipment and Services - 2.9%
2	Aetna, Inc.	82
1	Allscripts Healthcare Solutions, Inc. ●	11
9	Boston Scientific Corp. ●	47
3	Cardinal Health, Inc.	119
–	Catamaran Corp. ●	9
3	CIGNA Corp.	114
6	Covidien plc	316
1	HCA Holdings, Inc.	34
1	Hologic, Inc. ●	24
28	IHH Healthcare Bhd ●	29
–	M3, Inc.	151
3	McKesson Corp.	303
5	Medtronic, Inc.	194
3	NMC Health plc ●	8
10	Smith & Nephew plc	106
4	St. Jude Medical, Inc.	135
1	Stryker Corp.	44
10	UnitedHealth Group, Inc.	526
2	Vanguard Health Systems, Inc. ●	20
3	Zimmer Holdings, Inc.	147
		2,419
	Insurance - 3.3%
3	Aflac, Inc.	140
96	Ageas	191
3	American International Group, Inc. ●	81
4	Aon plc	187
10	AXA S.A.	118
3	Berkshire Hathaway, Inc. Class B ●	237
12	Brasil Insurance Participacoes e Administracao S.A.	103
7	Delta Lloyd N.V.	96
29	Discovery Holdings Ltd.	191
12	FBD Holdings	114
4	Marsh & McLennan Cos., Inc.	133
5	National Financial Partners Corp. ●	67
3	Principal Financial Group, Inc.	66
8	Progressive Corp.	166
35	Storebrand ASA	132
5	Swiss Re Ltd.	304
4	Unum Group	76
15	XL Group plc	306
		2,708
	Materials - 7.7%
3	Air Products & Chemicals, Inc.	243
4	Akzo Nobel N.V.	207
2	Albemarle Corp.	96
1	Allegheny Technologies, Inc.	18
8	Allied Nevada Gold Corp. ●	203
13	Anglo American plc	372
3	Antofagasta plc	44
165	Aquarius Platinum Ltd.	100
7	Asahi Kasei Corp.	36
5	Ball Corp.	202
2	Barrick Gold Corp.	71
3	BASF SE	219
4	BHP Billiton plc	130
1	Cabot Corp.	44
1	Celanese Corp.	41
–	CF Industries Holdings, Inc.	85
12	China Metal Recycling Holdings Ltd.	8
72	China Shanshui Cement Group	41
2	Crown Holdings, Inc. ●	71
2	Detour Gold Corp. ●	38
6	Dow Chemical Co.	175
1	Eastman Chemical Co.	40
7	EcoSynthetix, Inc. ●	25
5	Fertilizantes Heringer S.A. ●	35
3	First Quantum Minerals Ltd.	61
–	FMC Corp.	14
16	Fortescue Metals Group Ltd.	71
1	Freeport-McMoRan Copper & Gold, Inc.	37
4	Goldcorp, Inc.	132
12	Graphic Packaging Holding Co. ●	66
2	HeidelbergCement AG	83
875	Huabao International Holdings Ltd.	386
1	JSR Corp.	22
7	Kinross Gold Corp.	56
3	LyondellBasell Industries Class A	138
–	Martin Marietta Materials, Inc.	37
2	MeadWestvaco Corp.	50
8	Methanex Corp.	217
3	Methanex Corp. ADR	88
6	Mitsubishi Chemical Holdings	26
106	Mongolian Mining Corp. ●	58
12	Mosaic Co.	719
2	New Gold, Inc. ●	23
70	Nine Dragons Paper Holdings	33
1	Osisko Mining Corp. ●	10
5	Owens-Illinois, Inc. ●	101
44	Perseus Mining Ltd.	104
3	Phosagro OAO §	39
13	PTT Chemical Public Co., Ltd. ●	25
6	Rexam plc	40
4	Rio Tinto plc	188
2	Rubicon Minerals Corp. ●	7
3	Shin-Etsu Chemical Co., Ltd.	161
143	Sino Forest Corp. Class A ⌂●†	–
15	Smurfit Kappa Group plc ●	115
13	ThyssenKrupp AG	244
2	Tikkurila Oy	32
9	Ube Industries Ltd.	19
2	Universal Stainless & Alloy Products ●	61
1	Uralkali §	36
1	Westlake Chemical Corp.	75
15	Worthington Industries, Inc.	319
		6,437
	Media - 2.7%
1	AMC Networks, Inc. Class A ●	25
2	CBS Corp. Class B	73

3

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Media - 2.7% - (continued)
14	Comcast Corp. Class A	$470
6	Comcast Corp. Special Class A	182
3	DreamWorks Animation SKG, Inc. ●	48
–	Fuji Media Holdings, Inc.	54
4	Liberty Global, Inc. ●	189
2	Omnicom Group, Inc.	109
1	Publicis Groupe	66
7	Reed Elsevier Capital, Inc.	58
2	SES Global S.A.	37
16	Sirius XM Radio, Inc. w/ Rights ●	35
4	Viacom, Inc. Class B	177
5	Virgin Media, Inc.	135
12	Walt Disney Co.	587
		2,245
	Pharmaceuticals, Biotechnology and Life Sciences - 7.2%
1	Acorda Therapeutics, Inc. ●	22
1	Actelion Ltd.	26
1	Agilent Technologies, Inc.	46
2	Algeta ASA ●	53
–	Alk-Abello A/S	16
11	Alkermes plc ●	203
3	Almirall S.A. ●	20
9	Arena Pharmaceuticals, Inc. ●	74
3	Astellas Pharma, Inc.	125
3	AstraZeneca plc	132
3	AstraZeneca plc ADR	124
1	Auxilium Pharmaceuticals, Inc. ●	38
1	Biogen Idec, Inc. ●	118
9	Bristol-Myers Squibb Co.	320
2	Cadence Pharmaceuticals, Inc. ●	6
1	Cubist Pharmaceuticals, Inc. ●	43
15	Daiichi Sankyo Co., Ltd.	243
6	Eisai Co., Ltd.	265
23	Elan Corp. plc ADR ●	267
7	Eli Lilly & Co.	311
6	Exelixis, Inc. ●	35
9	Forest Laboratories, Inc. ●	287
2	Gilead Sciences, Inc. ●	132
1	H. Lundbeck A/S	29
2	Immunogen, Inc. ●	26
2	Incyte Corp. ●	39
4	Ironwood Pharmaceuticals, Inc. ●	57
1	Johnson & Johnson	83
2	Medicines Co. ●	62
12	Merck & Co., Inc.	517
2	Mylan, Inc. ●	41
1	NPS Pharmaceuticals, Inc. ●	11
1	Ono Pharmaceutical Co., Ltd.	57
1	Onyx Pharmaceuticals, Inc. ●	44
11	Pfizer, Inc.	274
3	Regeneron Pharmaceuticals, Inc. ●	374
2	Rigel Pharmaceuticals, Inc. ●	25
1	Roche Holding AG	109
2	Salix Pharmaceuticals Ltd. ●	67
2	Seattle Genetics, Inc. ●	44
16	Shionogi & Co., Ltd.	234
–	Targacept, Inc. ●	1
14	Teva Pharmaceutical Industries Ltd. ADR	587
–	Thermo Fisher Scientific, Inc.	22
5	UCB S.A.	257
1	Vertex Pharmaceuticals, Inc. ●	55
–	Waters Corp. ●	12
1	Watson Pharmaceuticals, Inc. ●	54
2	Xenoport, Inc. ●	12
		5,999
	Real Estate - 3.2%
–	Acadia Realty Trust	11
1	Aliansce Shopping Centers S.A.	7
3	American Assets Trust, Inc.	88
–	American Campus Communities, Inc.	17
2	American Tower Corp. REIT	127
8	Ascendas Real Estate Investment Trust	15
–	Avalonbay Communities, Inc.	28
27	Ayala Land, Inc.	14
–	Boardwalk REIT	20
–	Boston Properties, Inc.	38
8	BR Malls Participacoes S.A.	95
4	BR Properties S.A.	48
1	British Land Co. plc	12
–	Camden Property Trust	27
11	Capitacommercial Trust	12
9	Capitamall Trust	15
1	Castellum AB	11
62	China Overseas Grand Oceans Group Ltd.	56
1	Coresite Realty Corp.	18
2	Daito Trust Construction Co., Ltd.	166
1	DDR Corp.	15
1	Derwent London plc	19
16	Dexus Property Group	17
–	Digital Realty Trust, Inc.	26
1	Douglas Emmett, Inc.	16
–	EastGroup Properties, Inc.	12
1	Education Realty Trust, Inc.	9
–	Equity Lifestyle Properties, Inc.	16
–	Equity Residential Properties Trust	24
9	Forest City Enterprises, Inc. Class A ●	122
33	Fortune REIT	24
1	Glimcher Realty Trust	11
1	GSW Immobilien AG	29
13	Hammerson plc	91
1	HCP, Inc.	29
1	Health Care, Inc.	39
1	Host Hotels & Resorts, Inc.	17
4	Hysan Development Co., Ltd.	18
–	Icade	6
–	Industrial & Infrastructure Fund Investment Corp.	13
–	Kilroy Realty Corp.	21
–	LaSalle Hotel Properties	12
36	Link REIT	157
2	Mitsubishi Estate Co., Ltd.	32
1	Mitsui Fudosan Co., Ltd.	28
–	Post Properties, Inc.	14
–	PSP Swiss Property AG	15
–	Public Storage	49
3	Rayonier, Inc.	145
1	RioCan REIT	23

4

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Real Estate - 3.2% - (continued)
185	Robinsons Land Corp.	$86
2	Shaftesbury plc	19
2	Simon Property Group, Inc.	356
–	Stag Industrial, Inc.	3
1	Sun Hung Kai Properties Ltd.	19
–	Swiss Prime Site AG	14
–	Taubman Centers, Inc.	33
–	Unibail-Rodamco SE	41
20	Westfield Group	204
15	Westfield Retail Trust	46
		2,695
	Retailing - 4.1%
2	Advance Automotive Parts, Inc.	161
4	Amazon.com, Inc. ●	821
–	AutoZone, Inc. ●	56
3	Cia. Hering	54
1	Dollar General Corp. ●	74
2	Family Dollar Stores, Inc.	159
3	Gap, Inc.	77
5	Hennes & Mauritz Ab	169
4	Home Depot, Inc.	202
2	Industria de Diseno Textil S.A.	170
97	Intime Department Store	91
10	Liberty Media - Interactive A ●	194
17	Lowe's Co., Inc.	429
15	Marks & Spencer Group plc	80
11	Myer Holdings Ltd.	22
–	Priceline.com, Inc. ●	210
15	Rakuten, Inc.	148
11	S.A.C.I. Falabella	111
4	Target Corp.	221
		3,449
	Semiconductors and Semiconductor Equipment - 2.0%
9	ASM Pacific Technology Ltd.	121
2	ASML Holding N.V.	92
1	ASML Holding N.V. ADR	70
4	Cirrus Logic, Inc. ●	143
4	Cypress Semiconductor Corp.	40
5	Fairchild Semiconductor International, Inc. ●	70
1	International Rectifier Corp. ●	15
3	Linear Technology Corp.	108
2	Maxim Integrated Products, Inc.	51
3	Microchip Technology, Inc.	84
–	Samsung Electronics Co., Ltd.	304
12	Skyworks Solutions, Inc. ●	336
91	Taiwan Semiconductor Manufacturing Co., Ltd.	247
		1,681
	Software and Services - 7.1%
8	Accenture plc	467
2	Activision Blizzard, Inc.	27
1	Alliance Data Systems Corp. ●	147
8	Automatic Data Processing, Inc.	468
11	Cadence Design Systems, Inc. ●	133
2	Citrix Systems, Inc. ●	128
–	Cognizant Technology Solutions Corp. ●	20
7	Dropbox, Inc. ⌂●†	60
13	eBay, Inc. ●	589
2	Equinix, Inc. ●	390
1	Exlservice Holdings, Inc. ●	35
3	Fortinet, Inc. ●	77
5	Genpact Ltd. ●	96
–	Google, Inc. ●	61
4	Hisoft Technology International Ltd. ●	48
1	IBM Corp.	193
3	Intuit, Inc.	186
4	Kakaku.com, Inc.	126
14	Microsoft Corp.	415
1	MicroStrategy, Inc. ●	86
19	Oracle Corp.	585
1	Rackspace Hosting, Inc. ●	63
1	Salesforce.com, Inc. ●	160
6	Sapient Corp.	60
6	Splunk, Inc. ●	185
4	Tencent Holdings Ltd.	108
2	Teradata Corp. ●	108
2	Tibco Software, Inc. ●	58
2	Vantiv, Inc. ●	52
4	VeriSign, Inc. ●	177
3	Visa, Inc.	330
14	Western Union Co.	249
		5,887
	Technology Hardware and Equipment - 4.4%
28	AAC Technologies Holdings, Inc.	81
17	Advantech Co., Ltd.	60
3	Apple, Inc. ●	1,978
1	Audience, Inc. ●	13
3	Ciena Corp. ●	51
10	EMC Corp. ●	258
1	Finisar Corp. ●	14
4	Hewlett-Packard Co.	77
14	Hitachi Ltd.	82
38	Hon Hai Precision Industry Co., Ltd. ●	106
6	Juniper Networks, Inc. ●	104
2	National Instruments Corp.	49
–	Palo Alto Networks, Inc. ●	6
9	Qualcomm, Inc.	530
1	Riverbed Technology, Inc. ●	24
1	Rogers Corp. ●	28
45	Synnex Technology International Corp.	97
2	Trimble Navigation Ltd. ●	77
		3,635
	Telecommunication Services - 3.1%
5	America Movil S.A.B. de C.V. ADR	145
63	Axiata Group Berhad	118
27	Bharti Televentures	145
49	China Telecom Corp., Ltd.	26
71	China Unicom Ltd.	104
11	Cincinnati Bell, Inc. ●	43
3	Crown Castle International Corp. ●	156
16	Frontier Communications Corp.	63
17	Leap Wireless International, Inc. ●	99
9	MetroPCS Communications, Inc. ●	75
1	Millicom International Cellular SDR	105
5	Mobile Telesystems OJSC ADR	95
6	MTN Group Ltd.	100
4	NII Holdings, Inc. Class B ●	25
1	P.T. Telekomunikasi Indonesia ADR	51

5

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Telecommunication Services - 3.1% - (continued)
1	Philippine Long Distance Telephone Co. ADR	$60
18	Portugal Telecom SGPS S.A.	78
1	SBA Communications Corp. ●	58
4	SK Telecom Co., Ltd. ADR	60
40	Sprint Nextel Corp. ●	174
6	Tele2 Ab B Shares	94
17	Telenor ASA	279
3	Tim Participacoes S.A. ADR	56
4	TW Telecom, Inc. ●	108
4	VimpelCom Ltd. ADR	30
67	Vodafone Group plc	191
1	Ziggo N.V. ●	28
		2,566
	Transportation - 3.0%
232	AirAsia Berhad	277
1	C.H. Robinson Worldwide, Inc.	56
7	Celadon Group, Inc.	111
7	Covenant Transport ●	35
11	Delta Air Lines, Inc. ●	103
1	Expeditors International of Washington, Inc.	21
3	FedEx Corp.	257
1	Genesee & Wyoming, Inc. Class A ●	61
53	Hutchinson Port Holdings Trust	40
4	J.B. Hunt Transport Services, Inc.	238
2	Kansas City Southern	143
3	Landstar System, Inc.	138
7	Localiza Rent a Car S.A.	120
3	Norfolk Southern Corp.	199
2	Santos Brasil Participacoes S.A.	23
1	Spirit Airlines, Inc. ●	24
17	Swift Transportation Co. ●	139
20	Transurban Group	128
26	US Airways Group, Inc. ●	293
9	Vitran Corp., Inc. ●	42
4	XPO Logistics, Inc. ●	48
51	Zhejiang Expressway Co., Ltd.	37
		2,533
	Utilities - 3.9%
6	Calpine Corp. ●	103
3	Cheung Kong Infrastructure	20
6	Chubu Electric Power Co., Inc.	67
5	Duke Energy Corp.	322
7	E.On AG	157
2	Edison International	79
1	Electricite de France	22
16	Enel S.p.A.	44
11	ENN Energy Holdings Ltd.	41
8	Gaz de France	185
127	Guangdong Investment Ltd.	92
42	National Grid plc	435
10	NextEra Energy, Inc.	679
3	Northeast Utilities	120
1	OGE Energy Corp.	37
19	Osaka Gas Co., Ltd.	77
5	PG&E Corp.	229
1	Pinnacle West Capital Corp.	66
3	RWE AG	116
3	Severn Trent plc	75
8	Snam S.p.A.	34
3	Suez Environment S.A.	32
10	Tokyo Gas Co., Ltd.	49
4	Tractebel Energia S.A.	63
3	Xcel Energy, Inc.	97
		3,241
	Total common stocks
	(cost $80,082)	$82,087

PREFERRED STOCKS - 0.2%
	Automobiles and Components - 0.2%
1	Volkswagen AG N.V.	$173

	Total preferred stocks
	(cost $186)	$173

EXCHANGE TRADED FUNDS - 0.1%
	Other Investment Pools and Funds - 0.1%
2	Industrial Select Sector SPDR Fund	$62
1	SPDR S&P Retail ETF	41

	Total exchange traded funds
	(cost $102)	$103

CORPORATE BONDS - 0.0%
	Petroleum and Coal Products Manufacturing - 0.0%
	Green Plains Renewable Energy, Inc.
$19	5.75%, 11/01/2015 ۞	$13

	Total corporate bonds
	(cost $18)	$13

	Total long-term investments
	(cost $80,388)	$82,376

SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $251, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $256)
$251	0.17%, 07/31/2012	$251
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $193, collateralized by FHLMC
2.54% - 3.50%, 2040 - 2041, FNMA 2.32%
- 4.00%, 2027 - 2042, GNMA 4.00%, 2041,
	value of $197)
193	0.18%, 07/31/2012	193
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $47, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $48)
47	0.19%, 07/31/2012	47

6

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.9% - (continued)
Repurchase Agreements - 0.9% - (continued)
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $159, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13%
- 3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $162)
$159	0.19%, 07/31/2012		$159
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $1, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $1)
1	0.17%, 07/31/2012		1
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $66, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $67)
66	0.19%, 07/31/2012		66
			717
	Total short-term investments
	(cost $717)		$717

	Total investments
	(cost $81,105) ▲	99.8%	$83,093
	Other assets and liabilities	0.2%	158
	Total net assets	100.0%	$83,251

7

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $82,897 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,489
Unrealized Depreciation	(6,293)
Net Unrealized Appreciation	$196

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2012, the aggregate value of these securities was $60, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $75, which represents 0.1% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $109, which represents 0.1% of total net assets.

۞	Convertible security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2012	7	Dropbox, Inc.	$67
02/2011	2	GLG Life Technology Corp.	27
06/2011	143	Sino Forest Corp. Class A	516

At July 31, 2012, the aggregate value of these securities was $60, which represents 0.1% of total net assets.

8

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
AUD	JPM	Buy	$15	$15	08/01/2012	$–
CAD	BCLY	Sell	1	1	08/02/2012	–
CAD	BCLY	Sell	6	6	08/03/2012	–
CAD	JPM	Sell	5	5	08/01/2012	–
EUR	GSC	Buy	43	43	08/01/2012	–
EUR	GSC	Sell	7	7	08/01/2012	–
EUR	JPM	Sell	7	7	08/02/2012	–
EUR	JPM	Sell	2	2	08/03/2012	–
EUR	JPM	Buy	42	42	08/03/2012	–
GBP	SCB	Sell	2	2	08/03/2012	–
GBP	WEST	Sell	108	108	08/01/2012	–
HKD	MSC	Sell	4	4	08/02/2012	–
HKD	MSC	Buy	10	10	08/01/2012	–
JPY	BCLY	Sell	2	2	08/01/2012	–
JPY	BCLY	Sell	2	2	08/03/2012	–
JPY	DEUT	Buy	142	139	08/01/2012	3
JPY	DEUT	Sell	321	330	08/01/2012	9
JPY	DEUT	Sell	19	18	08/01/2012	(1)
JPY	DEUT	Sell	454	453	02/01/2013	(1)
JPY	JPM	Sell	252	259	08/01/2012	7
MXN	UBS	Buy	1	1	08/02/2012	–
NOK	UBS	Sell	16	16	08/03/2012	–
SEK	UBS	Sell	1	1	08/03/2012	–
SEK	UBS	Buy	34	34	08/03/2012	–
ZAR	JPM	Sell	1	1	08/07/2012	–
						$17

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican New Peso
NOK	Norwegian Krone
SEK	Swedish Krona
ZAR	South African Rand

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor's Depositary Receipt

9

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Diversification by Country
as of July 31, 2012
Percentage of
Country	Net Assets
Australia	2.0%
Belgium	1.3
Brazil	1.3
Canada	3.4
Cayman Islands	0.0
Chile	0.1
China	0.7
Denmark	0.3
Finland	0.0
France	3.0
Germany	1.9
Hong Kong	2.2
India	0.5
Indonesia	0.2
Ireland	0.8
Israel	0.7
Italy	0.3
Japan	5.1
Luxembourg	0.2
Malaysia	0.5
Marshall Islands	0.1
Mexico	0.4
Netherlands	1.5
Norway	1.3
Papua New Guinea	0.1
Philippines	0.2
Poland	0.0
Portugal	0.2
Russia	0.2
Singapore	0.4
South Africa	0.6
South Korea	0.8
Spain	0.8
Sweden	0.4
Switzerland	2.0
Taiwan	0.7
Thailand	0.2
Turkey	0.2
United Kingdom	7.5
United States	56.8
Short-Term Investments	0.9
Other Assets and Liabilities	0.2
Total	100.0%

10

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$1,601	$146	$1,455	$–
Banks	6,462	2,671	3,791	–
Capital Goods	5,164	4,007	1,157	–
Commercial and Professional Services	119	90	29	–
Consumer Durables and Apparel	1,061	295	766	–
Consumer Services	247	116	131	–
Diversified Financials	3,882	2,066	1,816	–
Energy	9,516	6,409	3,107	–
Food and Staples Retailing	1,843	1,182	661	–
Food, Beverage and Tobacco	6,697	4,298	2,399	–
Health Care Equipment and Services	2,419	2,162	257	–
Insurance	2,708	1,562	1,146	–
Materials	6,437	3,777	2,660	–
Media	2,245	2,030	215	–
Pharmaceuticals, Biotechnology and Life Sciences	5,999	4,433	1,566	–
Real Estate	2,695	1,516	1,179	–
Retailing	3,449	2,769	680	–
Semiconductors and Semiconductor Equipment	1,681	917	764	–
Software and Services	5,887	5,593	234	60
Technology Hardware and Equipment	3,635	3,209	426	–
Telecommunication Services	2,566	1,326	1,240	–
Transportation	2,533	2,091	442	–
Utilities	3,241	1,795	1,446	–
Total	82,087	54,460	27,567	60
Corporate Bonds	13	–	13	–
Exchange Traded Funds	103	103	–	–
Preferred Stocks	173	–	173	–
Short-Term Investments	717	–	717	–
Total	$83,093	$54,563	$28,470	$60
Foreign Currency Contracts*	19	–	19	–
Total	$19	$–	$19	$–
Liabilities:
Foreign Currency Contracts*	2	–	2	–
Total	$2	$–	$2	$–

♦	For the nine-month period ended July 31, 2012, investments valued at $557 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

11

The Hartford Global Research Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2012
Assets:
Common Stocks	$137	$13	$(151	)†	$—	$76	$(67)	$52	$—	$60
Warrants	—	—	—		—	—	—	—	—	—
Total	$137	$13	$(151)		$—	$76	$(67)	$52	$—	$60

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $(148).

12

The Hartford Growth Allocation Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 97.1%
EQUITY FUNDS - 78.3%
3,160	The Hartford Capital Appreciation Fund, Class Y		$105,527
9,264	The Hartford Dividend and Growth Fund, Class Y		190,181
9,537	The Hartford Emerging Markets Research Fund, Class Y		76,103
11,323	The Hartford International Opportunities Fund, Class Y		160,677
4,876	The Hartford International Small Company Fund, Class Y		59,336
2,736	The Hartford MidCap Value Fund, Class Y		34,121
1,590	The Hartford Small Company Fund, Class Y		33,729
			659,674
	Total equity funds
	(cost $641,024)		$659,674

FIXED INCOME FUNDS - 18.8%
7,818	The Hartford Alternative Strategies Fund, Class Y		$82,874
7,948	The Hartford Strategic Income Fund, Class Y		75,503
			158,377
	Total fixed income funds
	(cost $152,039)		$158,377

	Total investments in affiliated investment companies
	(cost $793,063)		$818,051

EXCHANGE TRADED FUNDS - 3.0%
914	Powershares DB Commodity Index Tracking Fund ●		$24,910

	Total exchange traded funds
	(cost $19,723)		$24,910

	Total long-term investments
	(cost $812,786)		$842,961

	Total investments
	(cost $812,786) ▲	100.1%	$842,961
	Other assets and liabilities	(0.1)%	(881)
	Total net assets	100.0%	$842,080

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $818,282 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$37,655
Unrealized Depreciation	(12,976)
Net Unrealized Appreciation	$24,679

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

The Hartford Growth Allocation Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$818,051	$818,051	$–	$–
Exchange Traded Funds	24,910	24,910	–	–
Total	$842,961	$842,961	$–	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

The Hartford Healthcare Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.5%
	Biotechnology - 21.6%
182	3SBio, Inc. ADR ●	$2,016
384	Achillion Pharmaceuticals, Inc. ●	2,543
72	Acorda Therapeutics, Inc. ●	1,731
51	Actelion Ltd.	2,325
106	Algeta ASA ●	2,883
368	Alkermes plc ●	6,845
150	Anacor Pharmaceuticals, Inc. ●	887
309	Arena Pharmaceuticals, Inc. ●	2,582
183	Aveo Pharmaceuticals, Inc. ●	2,402
65	Biogen Idec, Inc. ●	9,435
32	Cubist Pharmaceuticals, Inc. ●	1,386
602	Exelixis, Inc. ●	3,765
230	Gilead Sciences, Inc. ●	12,501
234	Immunogen, Inc. ●	3,770
149	Incyte Corp. ●	3,719
156	Ironwood Pharmaceuticals, Inc. ●	2,003
134	NPS Pharmaceuticals, Inc. ●	1,032
62	Onyx Pharmaceuticals, Inc. ●	4,641
165	Progenics Pharmaceuticals, Inc. ●	857
90	Regeneron Pharmaceuticals, Inc. ●	12,065
154	Rigel Pharmaceuticals, Inc. ●	1,686
167	Seattle Genetics, Inc. ●	4,370
226	Trius Therapeutics, Inc. ●	1,242
94	Vertex Pharmaceuticals, Inc. ●	4,550
		91,236
	Drug Retail - 3.5%
180	CVS Caremark Corp.	8,149
186	Walgreen Co.	6,752
		14,901
	Health Care Distributors - 6.4%
271	Cardinal Health, Inc.	11,681
170	McKesson Corp.	15,443
		27,124
	Health Care Equipment - 16.5%
298	ABIOMED, Inc. ●	6,722
335	Boston Scientific Corp. ●	1,729
200	Covidien plc	11,159
77	Heartware International, Inc. ●	6,870
127	Hologic, Inc. ●	2,346
305	Medtronic, Inc.	12,015
323	St. Jude Medical, Inc.	12,049
24	Stereotaxis, Inc. ●	44
54	Stryker Corp.	2,789
170	Tornier N.V. ●	3,703
4,497	Trauson Holdings Co., Ltd.	1,911
168	Volcano Corp. ●	4,449
70	Zimmer Holdings, Inc.	4,137
		69,923
	Health Care Facilities - 1.6%
164	HCA Holdings, Inc.	4,343
273	NMC Health plc ●	836
199	Vanguard Health Systems, Inc. ●	1,691
		6,870
	Health Care Technology - 0.4%
203	Allscripts Healthcare Solutions, Inc. ●	1,864

	Life Sciences Tools and Services - 3.8%
147	Agilent Technologies, Inc.	5,609
40	Life Technologies Corp. ●	1,760
122	PAREXEL International Corp. ●	3,349
75	Thermo Fisher Scientific, Inc.	4,198
14	Waters Corp. ●	1,054
		15,970
	Managed Health Care - 11.2%
308	Aetna, Inc.	11,117
321	CIGNA Corp.	12,937
386	UnitedHealth Group, Inc.	19,708
55	Wellcare Health Plans, Inc. ●	3,536
		47,298
	Pharmaceuticals - 33.5%
17	Alk-Abello A/S	1,101
102	Almirall S.A. ●	791
97	Astellas Pharma, Inc.	4,613
77	AstraZeneca plc ADR	3,618
71	Auxilium Pharmaceuticals, Inc. ●	1,907
213	Bristol-Myers Squibb Co.	7,590
150	Cadence Pharmaceuticals, Inc. ●	638
331	Daiichi Sankyo Co., Ltd.	5,444
93	Dr. Reddy's Laboratories Ltd. ADR	2,693
152	Eisai Co., Ltd.	6,709
810	Elan Corp. plc ADR ●	9,353
159	Eli Lilly & Co.	6,996
304	Forest Laboratories, Inc. ●	10,205
89	Johnson & Johnson	6,167
276	Medicines Co. ●	6,901
290	Merck & Co., Inc.	12,827
245	Mylan, Inc. ●	5,638
19	Ono Pharmaceutical Co., Ltd.	1,180
203	Optimer Pharmaceuticals, Inc. ●	2,778
402	Pfizer, Inc.	9,657
11	Salix Pharmaceuticals Ltd. ●	489
566	Shionogi & Co., Ltd.	8,065
50	Simcere Pharmaceutical Group ADR ●	387
251	Teva Pharmaceutical Industries Ltd. ADR	10,269
115	UCB S.A.	5,763
106	Watson Pharmaceuticals, Inc. ●	8,227
186	Xenoport, Inc. ●	1,465
		141,471
	Research and Consulting Services - 1.0%
449	Qualicorp S.A. ●	3,996

	Total common stocks
	(cost $364,442)	$420,653

	Total long-term investments
	(cost $364,442)	$420,653

SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $657, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $670)
$657	0.17%, 07/31/2012	$657

1

The Hartford Healthcare Fund
Schedule of Investments – (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.4% - (continued)
	Repurchase Agreements - 0.4% - (continued)
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $507, collateralized by FHLMC
2.54% - 3.50%, 2040 - 2041, FNMA 2.32%
- 4.00%, 2027 - 2042, GNMA 4.00%, 2041,
	value of $517)
$507	0.18%, 07/31/2012		$507
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $125, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $127)
125	0.19%, 07/31/2012		125
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $416, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13% -
3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% - 4.50%,
	2025 - 2042, value of $425)
416	0.19%, 07/31/2012		416
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $3, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $3)
3	0.17%, 07/31/2012		3
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $172, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $175)
172	0.19%, 07/31/2012		172
			1,880
	Total short-term investments
	(cost $1,880)		$1,880

	Total investments
	(cost $366,322) ▲	99.9%	$422,533
	Other assets and liabilities	0.1%	221
	Total net assets	100.0%	$422,754

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $372,464 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$73,361
Unrealized Depreciation	(23,292)
Net Unrealized Appreciation	$50,069

●	Non-income producing.

2

The Hartford Healthcare Fund
Schedule of Investments – (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
JPY	DEUT	Sell	$12,832	$12,810	02/01/2013	$(22)
JPY	JPM	Sell	9,864	10,124	08/01/2012	260
						$238

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$420,653	$379,868	$40,785	$–
Short-Term Investments	1,880	–	1,880	–
Total	$422,533	$379,868	$42,665	$–
Foreign Currency Contracts *	260	–	260	–
Total	$260	$–	$260	$–
Liabilities:
Foreign Currency Contracts *	22	–	22	–
Total	$22	$–	$22	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

3

The Hartford High Yield Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
		Finance and Insurance - 0.0%
		Soundview NIM Trust
	$920	0.00%, 12/25/2036 ■●	$–

		Total asset & commercial mortgage backed securities
		(cost $916)	$–

CORPORATE BONDS - 85.7%
		Accommodation and Food Services - 2.7%
		Caesars Operating Escrow
	$4,075	8.50%, 02/15/2020 ■	$4,090
		Choice Hotels International, Inc.
	211	5.70%, 08/28/2020	223
	1,610	5.75%, 07/01/2022	1,715
		MGM Mirage, Inc.
	2,298	11.13%, 11/15/2017	2,568
		Starwood Hotels & Resorts, Inc.
	1,855	7.15%, 12/01/2019	2,211
		Wynn Las Vegas LLC
	860	5.38%, 03/15/2022 ■	862
	1,456	7.75%, 08/15/2020	1,616
			13,285
		Administrative Waste Management and Remediation - 0.9%
		Carlson Wagonlit B.V.
	936	6.88%, 06/15/2019 ■	967
		Clean Harbors, Inc.
	735	5.25%, 08/01/2020 ■	758
		Iron Mountain, Inc.
	2,631	7.75%, 10/01/2019	2,920
			4,645
		Agriculture, Forestry, Fishing and Hunting - 0.0%
		ASG Consolidated LLC
	112	15.00%, 05/15/2017 ■Þ	87

		Arts, Entertainment and Recreation - 7.5%
		AMC Entertainment, Inc.
	3,760	8.75%, 06/01/2019 ‡	4,080
		CCO Holdings LLC
	3,610	7.25%, 10/30/2017	3,966
	3,435	7.38%, 06/01/2020	3,813
	2,170	8.13%, 04/30/2020	2,452
		Chester Downs & Marina LLC
	721	9.25%, 02/01/2020 ■	744
		Clear Channel Worldwide Holdings, Inc.
	2,410	9.25%, 12/15/2017	2,603
		Equinix, Inc.
	1,455	7.00%, 07/15/2021	1,619
		Fidelity National Information Services, Inc.
	1,945	5.00%, 03/15/2022 ■	2,052
		Gray Television, Inc.
	2,372	10.50%, 06/29/2015	2,514
		Great Canadian Gaming Co.
CAD	935	6.63%, 07/25/2022 ■	943
		Greektown Superholdings, Inc.
	2,415	13.00%, 07/01/2015	2,626
		Isle of Capri Casinos, Inc.
	2,970	8.88%, 06/15/2020 ■☼	2,974
		NAI Entertainment Holdings LLC
	860	8.25%, 12/15/2017 ■	957
		Regal Entertainment Group
	2,450	9.13%, 08/15/2018	2,750
		Unitymedia Hessen GmbH & Co.
	1,693	8.13%, 12/01/2017 ■	1,837
		Virgin Media Finance plc
	1,465	9.50%, 08/15/2016	1,639
			37,569
		Beverage and Tobacco Product Manufacturing - 0.6%
		Constellation Brands, Inc.
	2,830	6.00%, 05/01/2022	3,124

		Chemical Manufacturing - 2.3%
		Ferro Corp.
	2,632	7.88%, 08/15/2018	2,474
		Hexion Specialty Chemicals
	2,145	8.88%, 02/01/2018	2,172
		Hexion U.S. Finance Corp.
	880	6.63%, 04/15/2020	900
		Ineos Group Holdings plc
	3,784	8.50%, 02/15/2016 ■	3,425
		LyondellBasell Industries N.V
	1,215	6.00%, 11/15/2021	1,397
		Momentive Performance
	1,450	9.00%, 01/15/2021	1,058
			11,426
		Computer and Electronic Product Manufacturing - 3.3%
		CDW Escrow Corp.
	5,425	8.50%, 04/01/2019	5,751
		CDW LLC/CDW Finance
	1,970	8.00%, 12/15/2018	2,142
		Freescale Semiconductor, Inc.
	3,085	8.05%, 02/01/2020	2,969
	1,165	9.25%, 04/15/2018 ■	1,247
		Seagate HDD Cayman
	1,555	7.75%, 12/15/2018	1,722
		Sorenson Communications, Inc.
	3,350	10.50%, 02/01/2015 ■	2,613
			16,444
		Construction - 2.3%
		D.R. Horton, Inc.
	1,610	6.50%, 04/15/2016	1,767
		KB Home
	1,635	7.50%, 09/15/2022	1,651
	2,660	8.00%, 03/15/2020	2,787
		Lennar Corp.
	3,630	4.75%, 12/15/2017 ■	3,612
		Pulte Homes, Inc.
	1,523	7.88%, 06/15/2032	1,523
			11,340
		Fabricated Metal Product Manufacturing - 0.5%
		BWAY Holding Co.
	1,473	10.00%, 06/15/2018	1,628

1

The Hartford High Yield Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 85.7% - (continued)
	Fabricated Metal Product Manufacturing - 0.5% - (continued)
	Masco Corp.
$795	5.95%, 03/15/2022	$831
225	7.13%, 03/15/2020	251
		2,710
	Finance and Insurance - 10.9%
	Ally Financial, Inc.
4,240	5.50%, 02/15/2017	4,417
2,265	7.50%, 09/15/2020	2,642
	CIT Group, Inc.
5,555	5.25%, 03/15/2018	5,881
5,299	5.50%, 02/15/2019 ■	5,590
2,260	6.63%, 04/01/2018 ■	2,475
	Community Choice Financial, Inc.
2,700	10.75%, 05/01/2019 ■	2,673
	Credit Acceptance Corp.
891	9.13%, 02/01/2017	985
	Fibria Overseas Finance Ltd.
2,505	7.50%, 05/04/2020 ■	2,730
	Ford Motor Credit Co.
2,040	12.00%, 05/15/2015	2,521
	Ineos Finance plc
821	7.50%, 05/01/2020 ■	833
691	8.38%, 02/15/2019 ■	715
	ING US, Inc.
1,795	5.50%, 07/15/2022 ■	1,832
	Lloyds Banking Group plc
4,380	7.88%, 11/01/2020 ■	4,108
	Offshore Group Investments Ltd.
1,525	11.50%, 08/01/2015	1,678
1,185	11.50%, 08/01/2015 ■	1,303
	Provident Funding Associates L.P.
3,464	10.25%, 04/15/2017 ■	3,672
	SLM Corp.
1,735	6.25%, 01/25/2016	1,839
1,354	7.25%, 01/25/2022	1,450
1,655	8.45%, 06/15/2018	1,887
	TitleMax, Inc.
3,655	13.25%, 07/15/2015	4,057
	Wind Acquisition Finance S.A.
1,360	7.25%, 02/15/2018 ■	1,204
		54,492
	Food Services - 0.5%
	ARAMARK Holdings Corp.
2,565	8.63%, 05/01/2016 ■Þ	2,623

	Furniture and Related Product Manufacturing - 0.3%
	Masco Corp.
1,430	5.85%, 03/15/2017	1,509

	Health Care and Social Assistance - 8.4%
	Alere, Inc.
1,636	7.88%, 02/01/2016	1,701
2,125	9.00%, 05/15/2016	2,205
	American Renal Holdings, Inc.
2,470	8.38%, 05/15/2018	2,618
	Biomet, Inc.
740	6.50%, 08/01/2020 ■☼	762
2,096	10.38%, 10/15/2017 Þ	2,243
	Community Health Systems, Inc.
1,985	7.13%, 07/15/2020	2,079
	DaVita, Inc.
1,910	6.63%, 11/01/2020	2,025
	Fresenius Medical Care U.S. Finance II, Inc.
2,045	5.88%, 01/31/2022 ■	2,186
	HCA, Inc.
3,005	7.25%, 09/15/2020	3,358
6,966	7.50%, 11/15/2095	5,677
1,724	8.50%, 04/15/2019	1,943
	Health Management Associates, Inc.
1,407	7.38%, 01/15/2020 ■	1,518
	HealthSouth Corp.
3,665	7.25%, 10/01/2018	3,972
	Hologic, Inc.
310	6.25%, 08/01/2020 ■☼	328
	Radiation Therapy Services, Inc.
1,566	8.88%, 01/15/2017	1,472
2,500	9.88%, 04/15/2017	1,631
	Savient Pharmaceuticals, Inc.
2,713	4.75%, 02/01/2018 ۞	678
	Valeant Pharmaceuticals International, Inc.
1,090	6.75%, 08/15/2021 ■	1,104
2,475	7.25%, 07/15/2022 ■	2,555
	Warner Chilcott plc
1,566	7.75%, 09/15/2018	1,693
		41,748
	Information - 15.9%
	Audatex North America, Inc.
2,265	6.75%, 06/15/2018 ■	2,418
	Beagle Acquisition Corp.
1,165	11.00%, 12/31/2019 ■	1,325
	CCO Holdings LLC
1,030	6.63%, 01/31/2022	1,120
	Cricket Communications, Inc.
3,995	7.75%, 10/15/2020	3,815
	CSC Holdings, Inc.
2,175	7.63%, 07/15/2018	2,463
	DISH DBS Corp.
3,655	5.88%, 07/15/2022 ■	3,765
3,322	7.88%, 09/01/2019	3,862
	First Data Corp.
3,845	7.38%, 06/15/2019 ■	4,013
775	8.25%, 01/15/2021 ■	773
1,499	10.55%, 09/24/2015 Þ	1,536
	GCI, Inc.
1,035	6.75%, 06/01/2021	1,004
	Harron Communications L.P.
1,020	9.13%, 04/01/2020 ■	1,091
	Hughes Satelite Systems
2,300	6.50%, 06/15/2019	2,472
	Inmarsat Finance plc
615	7.38%, 12/01/2017 ■	664
	Intelsat Bermuda Ltd.
6,802	11.50%, 02/04/2017 Þ	7,074

2

The Hartford High Yield Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 85.7% - (continued)
	Information - 15.9% - (continued)
	Intelsat Jackson Holdings S.A.
$4,034	8.50%, 11/01/2019	$4,488
	Lawson Software
1,780	9.38%, 04/01/2019 ■	1,905
	Level 3 Communications, Inc.
405	8.88%, 06/01/2019 ■☼	412
	Level 3 Escrow, Inc.
541	8.13%, 07/01/2019	569
	Level 3 Financing, Inc.
4,355	10.00%, 02/01/2018	4,758
	Mediacom Broadband LLC
2,545	8.50%, 10/15/2015	2,618
	Mediacom LLC
2,460	9.13%, 08/15/2019	2,718
	MetroPCS Wireless, Inc.
1,580	6.63%, 11/15/2020	1,596
3,340	7.88%, 09/01/2018	3,540
	Paetec Holding Corp.
1,361	9.88%, 12/01/2018	1,535
	SBA Telecommunications, Inc.
671	5.75%, 07/15/2020 ■	706
	SoftBrands, Inc.
640	11.50%, 07/15/2018 ■	725
	Sprint Nextel Corp.
1,255	7.00%, 03/01/2020 ■	1,368
2,103	9.00%, 11/15/2018 ■	2,455
	Syniverse Holdings, Inc.
3,255	9.13%, 01/15/2019	3,556
	UPCB Finance III Ltd.
2,015	6.63%, 07/01/2020 ■	2,091
	UPCB Finance VI Ltd.
1,310	6.88%, 01/15/2022 ■	1,362
	Videotron Ltee
1,651	9.13%, 04/15/2018	1,804
	Windstream Corp.
2,050	7.50%, 04/01/2023	2,132
1,045	7.75%, 10/15/2020	1,113
	Zayo Escrow Corp.
445	8.13%, 01/01/2020 ■	471
320	10.13%, 07/01/2020 ■	342
		79,659
	Machinery Manufacturing - 1.0%
	Case New Holland, Inc.
4,344	7.88%, 12/01/2017	5,093

	Mining - 2.8%
	American Rock Salt Co. LLC
646	8.25%, 05/01/2018 ■	556
	FMG Resources Pty Ltd.
2,491	6.00%, 04/01/2017 ■	2,485
4,729	7.00%, 11/01/2015 ■	4,847
916	8.25%, 11/01/2019 ■	964
	Peabody Energy Corp.
4,055	6.00%, 11/15/2018 ■	4,055
1,116	6.50%, 09/15/2020	1,127
		14,034
	Miscellaneous Manufacturing - 2.4%
	BE Aerospace, Inc.
3,596	5.25%, 04/01/2022	3,776
1,558	6.88%, 10/01/2020	1,729
	Reynolds Group Issuer, Inc.
850	7.13%, 04/15/2019	903
1,275	7.88%, 08/15/2019	1,406
	TransDigm Group, Inc.
3,645	7.75%, 12/15/2018	4,064
		11,878
	Motor Vehicle and Parts Manufacturing - 2.0%
	Ford Motor Co.
1,540	7.50%, 08/01/2026	1,784
	Meritor, Inc.
3,510	10.63%, 03/15/2018	3,655
	Tenneco, Inc.
2,485	7.75%, 08/15/2018	2,687
	TRW Automotive, Inc.
1,220	7.25%, 03/15/2017 ■	1,383
390	8.88%, 12/01/2017 ■	430
		9,939
	Nonmetallic Mineral Product Manufacturing - 0.6%
	Ardagh Packaging Finance
323	7.38%, 10/15/2017 ■	346
352	9.13%, 10/15/2020 ■	369
	Silgan Holdings, Inc.
2,050	5.00%, 04/01/2020 ■	2,117
		2,832
	Other Services - 1.1%
	Service Corp. International
4,565	7.63%, 10/01/2018	5,295

	Petroleum and Coal Products Manufacturing - 5.4%
	Antero Resources Finance Corp.
2,555	7.25%, 08/01/2019	2,715
	Chesapeake Energy Corp.
1,905	6.88%, 08/15/2018	1,910
	Continental Resources, Inc.
1,275	5.00%, 09/15/2022 ■	1,326
	Endeavour International Corp.
1,857	12.00%, 03/01/2018 ■	1,945
	Everest Acquisition LLC
405	6.88%, 05/01/2019 ■	432
3,865	9.38%, 05/01/2020 ■	4,160
	Ferrellgas Partners L.P.
635	6.50%, 05/01/2021	603
	Harvest Operations Corp.
1,336	6.88%, 10/01/2017 ■	1,433
	Lone Pine Resources, Inc.
1,285	10.38%, 02/15/2017 ■	1,230
	MEG Energy Corp.
1,175	6.38%, 01/30/2023 ■	1,203
	Newfield Exploration Co.
2,640	5.63%, 07/01/2024	2,815
1,464	5.75%, 01/30/2022	1,581
	Plains Exploration & Production Co.
474	6.75%, 02/01/2022	507

3

The Hartford High Yield Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 85.7% - (continued)
	Petroleum and Coal Products Manufacturing - 5.4% - (continued)
	Range Resources Corp.
$1,160	5.00%, 08/15/2022	$1,195
1,245	5.75%, 06/01/2021	1,323
	Rosetta Resources, Inc.
2,387	9.50%, 04/15/2018	2,614
		26,992
	Pipeline Transportation - 2.6%
	El Paso Corp.
2,245	7.00%, 06/15/2017	2,572
365	7.75%, 01/15/2032	428
2,218	7.80%, 08/01/2031	2,578
	Energy Transfer Equity L.P.
1,757	7.50%, 10/15/2020	2,007
	Kinder Morgan Finance Co.
2,025	6.00%, 01/15/2018 ■	2,151
	MarkWest Energy
1,480	6.25%, 06/15/2022	1,550
	NGPL Pipeco LLC
1,465	7.12%, 12/15/2017 ■	1,505
		12,791
	Primary Metal Manufacturing - 0.4%
	Novelis, Inc.
1,608	8.75%, 12/15/2020	1,785

	Professional, Scientific and Technical Services - 1.5%
	Lamar Media Corp.
1,035	7.88%, 04/15/2018	1,149
	PC Merger Sub, Inc.
740	8.88%, 08/01/2020 ■	766
	SunGard Data Systems, Inc.
2,615	7.38%, 11/15/2018	2,778
1,075	7.63%, 11/15/2020	1,154
1,620	10.25%, 08/15/2015	1,659
		7,506
	Real Estate, Rental and Leasing - 3.0%
	Air Lease Corp.
1,811	5.63%, 04/01/2017 ■	1,804
	Ashtead Capital, Inc.
285	6.50%, 07/15/2022 ■	296
	International Lease Finance Corp.
2,465	5.75%, 05/15/2016	2,567
3,710	5.88%, 04/01/2019	3,858
1,220	6.25%, 05/15/2019	1,282
2,270	8.88%, 09/01/2017	2,656
	Realogy Corp.
1,282	7.63%, 01/15/2020 ■	1,377
	United Rental Financing Escrow Corp.
208	5.75%, 07/15/2018 ■	217
377	7.38%, 05/15/2020 ■	399
375	7.63%, 04/15/2022 ■	399
		14,855
	Retail Trade - 2.9%
	Amerigas Partners L.P.
2,266	6.25%, 08/20/2019	2,334
	Building Materials Corp.
2,001	7.50%, 03/15/2020 ■	2,201
	GRD Holding III Corp.
2,030	10.75%, 06/01/2019 ■	2,007
	Michaels Stores, Inc.
2,885	7.75%, 11/01/2018	3,091
	Number Merger Sub, Inc.
2,510	11.00%, 12/15/2019 ■	2,745
	Sally Holdings LLC
985	5.75%, 06/01/2022	1,053
985	6.88%, 11/15/2019	1,099
		14,530
	Soap, Cleaning Compound and Toilet Manufacturing - 0.5%
	Revlon Consumer Products
2,435	9.75%, 11/15/2015	2,599

	Transportation Equipment Manufacturing - 0.4%
	Huntington Ingalls Industries, Inc.
2,065	7.13%, 03/15/2021	2,217

	Utilities - 2.0%
	AES (The) Corp.
2,290	8.00%, 10/15/2017	2,662
1,636	9.75%, 04/15/2016 ‡	1,967
	Calpine Corp.
2,425	7.88%, 01/15/2023 ■	2,759
	Dolphin Subsidiary II, Inc.
990	7.25%, 10/15/2021 ■	1,126
	Texas Competitive Electric Co.
1,960	11.50%, 10/01/2020 ■	1,450
		9,964
	Water Transportation - 0.5%
	ACL I Corp.
2,615	10.63%, 02/15/2016 Þ	2,474

	Wholesale Trade - 0.5%
	J.M. Huber Corp.
2,370	9.88%, 11/01/2019 ■	2,613

	Total corporate bonds
	(cost $416,899)	$428,058

SENIOR FLOATING RATE INTERESTS ♦ - 2.8%
	Air Transportation - 0.4%
	Macquarie Aircraft Leasing Finance S.A., 2nd Lien Term Loan
$1,905	4.25%, 11/29/2013	$1,886

	Finance and Insurance - 0.5%
	Asurion Corp., 2nd Lien Term Loan
676	9.00%, 05/24/2019	700
	Asurion Corp., Term Loan
1,616	5.50%, 05/24/2018	1,611
		2,311
	Health Care and Social Assistance - 0.1%
	Hologic, Inc.
560	4.66%, 07/19/2019 ☼	564

4

The Hartford High Yield Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 2.8% - (continued)
	Mining - 0.5%
	Arch Coal, Inc.
$2,670	5.75%, 05/16/2018		$2,618

	Retail Trade - 0.7%
	EB Sports Corp.
3,698	11.50%, 12/31/2015 Þ		3,624

	Utilities - 0.6%
	Texas Competitive Electric Holdings Co. LLC
5,000	4.75%, 10/10/2017		3,174

	Total senior floating rate interests
	(cost $13,885)		$14,177

COMMON STOCKS - 0.1%
	Energy - 0.1%
104,552	KCA Deutag ⌂●†		$478

	Software and Services - 0.0%
16	Stratus Technologies, Inc. ⌂●†		–

	Total common stocks
	(cost $1,417)		$478

PREFERRED STOCKS - 1.2%
	Diversified Financials - 1.2%
84	Citigroup Capital XIII		$2,312
159	GMAC Capital Trust I ۞		3,887
			6,199
	Software and Services - 0.0%
4	Stratus Technologies, Inc. ⌂†		53

	Total preferred stocks
	(cost $5,927)		$6,252

WARRANTS - 0.0%
	Food, Beverage and Tobacco - 0.0%
1	ASG Consolidated LLC ■		$49

	Total warrants
	(cost $31)		$49

	Total long-term investments
	(cost $439,075)		$449,014

SHORT-TERM INVESTMENTS - 10.4%
	Repurchase Agreements - 10.4%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
08/01/2012 in the amount of $18,113,
collateralized by FNMA 5.50% - 6.00%,
2038 - 2039, GNMA 4.50%, 2041, value of
	$18,475)
$18,113	0.17%, 07/31/2012		$18,113
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $13,973, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $14,253)
13,973	0.18%, 07/31/2012		13,973
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $3,431, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $3,499)
3,431	0.19%, 07/31/2012		3,431
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $11,470, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13%
- 3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $11,699)
11,469	0.19%, 07/31/2012		11,469
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $80, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $82)
80	0.17%, 07/31/2012		80
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $4,738, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $4,833)
4,738	0.19%, 07/31/2012		4,738
			51,804
	Total short-term investments
	(cost $51,804)		$51,804

	Total investments
	(cost $490,879) ▲	100.2%	$500,818
	Other assets and liabilities	(0.2)%	(1,132)
	Total net assets	100.0%	$499,686

5

The Hartford High Yield Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $492,542 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$14,397
Unrealized Depreciation	(6,121)
Net Unrealized Appreciation	$8,276

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2012, the aggregate value of these securities was $531, which represents 0.1% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $144,409, which represents 28.9% of total net assets.

۞	Convertible security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $4,979 at July 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	104,552	KCA Deutag	$1,417
03/2010 - 07/2010	16	Stratus Technologies, Inc.	–
03/2010 - 07/2010	4	Stratus Technologies, Inc. Preferred	–

At July 31, 2012, the aggregate value of these securities was $531, which represents 0.1% of total net assets.

Þ	This security may pay interest in additional principal instead of cash.

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
CAD	BCLY	Sell	$932	$927	08/16/2012	$(5)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford High Yield Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays

Currency Abbreviations:
CAD	Canadian Dollar

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Distribution by Credit Quality

as of July 31, 2012

Credit Rating *	Percentage of Net Assets
Baa / BBB	0.8%
Ba / BB	31.4
B	38.4
Caa / CCC or Lower	14.9
Unrated	3.0
Non Debt Securities and Other Short-Term Instruments	11.7
Other Assets & Liabilities	(0.2)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

7

The Hartford High Yield Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$–	$–	$–	$–
Common Stocks ‡	478	–	–	478
Corporate Bonds	428,058	–	428,058	–
Preferred Stocks	6,252	6,199	–	53
Senior Floating Rate Interests	14,177	–	14,177	–
Warrants	49	49	–	–
Short-Term Investments	51,804	–	51,804	–
Total	$500,818	$6,248	$494,039	$531
Liabilities:
Foreign Currency Contracts *	5	–	5	–
Total	$5	$–	$5	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	*	$—	$—	$—	$—	$—	$—
Common Stocks	910	—	(432	)†	—	—	—	—	—	478
Corporate Bonds	1,169	(16)	9		(1)	57	(1,218)	—	—	—
Preferred Stocks	—	—	53	‡	—	—	—	—	—	53
Total	$2,079	$(16)	$(370)		$(1)	$57	$(1,218)	$—	$—	$531

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was zero.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $(432).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $53.

8

The Hartford Inflation Plus Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 3.0%
	Administrative Waste Management and Remediation - 0.0%
	Wolverine Healthcare Analytics, Inc.
$500	6.75%, 06/06/2019	$500

	Air Transportation - 0.1%
	AWAS Finance Luxembourg S.aár.l
395	07/01/2018 ◊☼	394
	Delta Air Lines, Inc., Term Loan
2,494	5.50%, 04/20/2017	2,496
		2,890
	Arts, Entertainment and Recreation - 0.0%
	Gray Television, Inc.
997	3.75%, 12/31/2014	989

	Chemical Manufacturing - 0.1%
	Ineos US Finance LLC
1,327	05/04/2018 ◊☼	1,299

	Computer and Electronic Product Manufacturing - 0.1%
	Freescale Semiconductor, Inc.
2,000	4.50%, 12/01/2016	1,877

	Finance and Insurance - 0.3%
	Asurion Corp., Term Loan
2,755	5.50%, 05/24/2018	2,746
	Chrysler Group LLC
983	6.00%, 05/24/2017	997
	RPI Finance Trust
2,395	4.00%, 11/09/2018	2,387
		6,130
	Food Manufacturing - 0.0%
	Pinnacle Foods Finance LLC
963	4.75%, 10/17/2018	958

	Food Services - 0.0%
	Wendy's International, Inc.
1,200	4.51%, 05/15/2019	1,203
		1,203
	Health Care and Social Assistance - 0.5%
	Aptalis Pharma, Inc.
2,444	5.50%, 02/10/2017	2,401
	Bausch & Lomb, Inc.
1,325	5.25%, 05/17/2019	1,324
	HCA, Inc., Tranche B-3 Term Loan
2,000	3.50%, 05/01/2018	1,965
	Health Management Associates, Inc.
1,995	4.50%, 11/16/2018	1,995
	Hologic, Inc.
1,275	4.66%, 07/19/2019 ☼	1,283
	Jazz Pharmaceuticals, Inc.
295	5.25%, 06/12/2018	293
	MultiPlan, Inc.
1,917	4.75%, 08/26/2017	1,905
	Valeant Pharmaceuticals International, Inc.
605	4.75%, 02/13/2019	606
		11,772
	Information - 0.8%
	Charter Communications Operating LLC
2,613	4.00%, 05/15/2019	2,608
	Emdeon, Inc.
459	5.00%, 11/02/2018	459
	Lawson Software, Inc.
1,352	6.25%, 04/05/2018	1,362
	Metro PCS Wireless, Inc., Term Loan B3
2,394	4.00%, 03/19/2018	2,379
	MISYS plc
1,755	7.25%, 12/12/2018	1,727
	Rovi Solutions Corp.
3,117	4.00%, 03/29/2019	2,985
	Syniverse Holdings, Inc.
1,530	5.00%, 04/23/2019	1,524
	Telesat Canada
4,401	4.25%, 03/28/2019	4,387
	Zayo Group LLC
1,131	7.13%, 03/18/2019	1,143
		18,574
	Mining - 0.0%
	Arch Coal, Inc.
1,215	5.75%, 05/16/2018	1,191

	Miscellaneous Manufacturing - 0.1%
	Reynolds Group Holdings, Inc.
2,743	6.50%, 02/09/2018	2,757

	Motor Vehicle and Parts Manufacturing - 0.1%
	Allison Transmission, Inc.
2,890	2.75%, 08/07/2014	2,876

	Other Services - 0.1%
	Rexnord LLC/RBS Global, Inc.
2,647	5.00%, 04/01/2018	2,658

	Petroleum and Coal Products Manufacturing - 0.1%
	Chesapeake Energy Corp.
1,585	8.50%, 12/02/2017	1,581

	Pipeline Transportation - 0.1%
	EP Energy LLC
1,250	6.50%, 05/24/2018	1,264

	Plastics and Rubber Products Manufacturing - 0.1%
	Goodyear (The) Tire & Rubber Co.
2,000	4.75%, 04/30/2019	1,977

	Real Estate, Rental and Leasing - 0.0%
	Delos Aircraft, Inc.
400	4.75%, 04/12/2016	403

	Retail Trade - 0.2%
	Armstrong World Industries, Inc.
1,708	4.00%, 03/10/2018	1,701
	FGI Operating Co. LLC
467	5.50%, 04/19/2019	467
	Weight Watchers International, Inc.
3,257	3.75%, 03/15/2019	3,246
		5,414

1

The Hartford Inflation Plus Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 3.0% - (continued)
	Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Yankee (The) Candle Co., Inc.
$1,568	5.25%, 04/02/2019		$1,571

	Utilities - 0.2%
	Energy Transfer Equity L.P.
4,445	3.75%, 03/23/2017		4,375
	LSP Madison Funding LLC
520	5.50%, 06/28/2019		516
			4,891
	Total senior floating rate interests
	(cost $72,587)		$72,775

U.S. GOVERNMENT AGENCIES - 0.0%
	Federal National Mortgage Association - 0.0%
$5	9.75%, 07/01/2020		$5
3	10.50%, 12/01/2018		3
–	11.50%, 07/01/2015		–
			8
	Government National Mortgage Association - 0.0%
4	11.00%, 12/20/2015 - 12/20/2018		5

	Total U.S. government agencies
	(cost $13)		$13

U.S. GOVERNMENT SECURITIES - 96.6%
U.S. Treasury Securities - 96.6%
	U.S. Treasury Bonds - 28.6%
$35,116	0.75%, 02/15/2042 ◄		$39,887
68,335	1.75%, 01/15/2028 ◄		96,936
49,455	2.00%, 01/15/2026 ◄		74,948
107,841	2.13%, 02/15/2040 - 02/15/2041 ◄		170,747
48,560	2.38%, 01/15/2025 - 01/15/2027 ◄		78,036
82,310	2.50%, 01/15/2029 ◄		126,299
5,000	3.63%, 04/15/2028 ◄		11,282
46,925	3.88%, 04/15/2029 ◄‡		109,279
			707,414
	U.S. Treasury Notes - 68.0%
404,125	0.13%, 04/15/2016 - 07/15/2022 ◄		439,592
107,750	0.50%, 04/15/2015 ◄		119,558
118,075	0.63%, 07/15/2021 ◄		136,255
81,950	1.13%, 01/15/2021 ◄		100,542
77,215	1.25%, 07/15/2020 ◄		95,849
203,580	1.38%, 07/15/2018 - 01/15/2020 ◄		253,496
34,500	1.63%, 01/15/2015 ◄		44,417
58,700	1.88%, 07/15/2015 ◄		76,073
229,710	2.00%, 01/15/2014 - 01/15/2016 ◄		297,231
44,330	2.13%, 01/15/2019 ◄		57,467
37,050	2.63%, 07/15/2017 ◄		49,241
			1,669,721
			2,377,135
	Total U.S. government securities
	(cost $2,224,923)		$2,377,135

	Total long-term investments (cost $2,297,523)		$2,449,923
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $3,701, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $3,775)
$3,701	0.17%, 07/31/2012		$3,701
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $2,855, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $2,912)
2,855	0.18%, 07/31/2012		2,855
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $701, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $715)
701	0.19%, 07/31/2012		701
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $2,344, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13%
- 3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $2,390)
2,344	0.19%, 07/31/2012		2,344
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $16, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $17)
16	0.17%, 07/31/2012		16
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $968, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $987)
968	0.19%, 07/31/2012		968
			10,585
	Total short-term investments
	(cost $10,585)		$10,585

	Total investments
	(cost $2,308,108) ▲	100.0%	$2,460,508
	Other assets and liabilities	–%	997
	Total net assets	100.0%	$2,461,505

2

The Hartford Inflation Plus Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $2,310,686 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$152,663
Unrealized Depreciation	(2,841)
Net Unrealized Appreciation	$149,822

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2012.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $2,960 at July 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Distribution by Credit Quality
as of July 31, 2012

Credit Rating *	Percentage of Net Assets
Baa / BBB	0.1
Ba / BB	1.9
B	0.7
Unrated	0.3
U.S. Government Agencies and Securities	96.6
Non Debt Securities and Other Short-Term Instruments	0.4
Other Assets & Liabilities	0.0
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credikt ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

3

The Hartford Inflation Plus Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Senior Floating Rate Interests	72,775	–	72,775	–
U.S. Government Agencies	13	–	13	–
U.S. Government Securities	2,377,135	383,222	1,993,913	–
Short-Term Investments	10,585	–	10,585	–
Total	$2,460,508	$383,222	$2,077,286	$–

♦	For the nine-month period ended July 31, 2012, investments valued at $156,019 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$(33)	$33	$—	$—	$—	$—	$—	$—
Total	$—	$(33)	$33	$—	$—	$—	$—	$—	$—

4

The Hartford International Growth Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6%
	Australia - 2.2%
10	Campbell Brothers ●	$503
92	Seek Ltd.	587
226	Transurban Group	1,453
		2,543
	Austria - 0.8%
18	Andritz AG	970

	Belgium - 1.5%
22	Anheuser-Busch InBev N.V.	1,734

	Brazil - 2.1%
69	BR Properties S.A.	792
23	Cia de Saneamento Basico do Estado de Sao Paulo	965
33	Cia. Hering	663
		2,420
	Canada - 4.2%
12	Alimentation Couche-Tard, Inc. Class B	592
18	Barrick Gold Corp.	576
100	CAE, Inc.	1,011
75	Methanex Corp.	2,052
8	National Bank of Canada	603
		4,834
	China - 1.6%
342	Dongfeng Motor Group Co., Ltd.	472
1,392	Greatview Aseptic Packaging Co., Ltd. ●	670
25	Tencent Holdings Ltd.	742
		1,884
	Colombia - 1.1%
72	Almacenes Exito S.A.	1,251

	Denmark - 2.5%
10	Carlsberg A/S Class B	831
32	DSV A/S	680
9	Novo Nordisk A/S	1,388
		2,899
	Finland - 1.4%
34	Outotec Oyj	1,560

	France - 9.3%
8	Bureau Veritas S.A.	734
21	Cie Generale d'Optique Essilor International S.A.	1,824
62	Club Mediterranee ●	1,008
7	Dassault Systemes S.A.	667
17	Groupe Danone	1,015
8	LVMH Moet Hennessy Louis Vuitton S.A.	1,169
18	Neopost S.A.	1,039
17	Publicis Groupe	828
24	Safran S.A.	806
10	Sanofi-Aventis S.A.	844
8	Zodiac Aerospace	790
		10,724
	Germany - 5.5%
10	Adidas AG	764
8	Brenntag AG	873
13	Hannover Rueckversicherung AG	791
7	Hugo Boss AG	735
6	Linde AG	899
9	MTU Aero Engines Holdings AG	661
25	SAP AG	1,618
		6,341
	Hong Kong - 5.6%
188	AAC Technologies Holdings, Inc.	545
314	AIA Group Ltd.	1,098
76	ASM Pacific Technology Ltd.	975
57	China Mobile Ltd.	659
251	Galaxy Entertainment Group Ltd. ●	600
800	Legend Holdings Ltd.	552
502	Samsonite International S.A.	850
622	Shangri-La Asia Ltd.	1,221
		6,500
	India - 0.6%
152	ITC Ltd.	705

	Indonesia - 0.8%
163	PT Gudang Garam Tbk	964

	Ireland - 1.0%
76	Experian plc	1,132

	Israel - 2.7%
14	Check Point Software Technologies Ltd. ADR ●	701
19	Nice Systems Ltd. ●	695
42	Teva Pharmaceutical Industries Ltd. ADR	1,703
		3,099
	Italy - 0.6%
37	Salvatore Ferragamo Italia S.p.A.	723

	Japan - 7.3%
81	Bridgestone Corp.	1,814
18	Canon, Inc.	594
17	FamilyMart Co., Ltd.	795
4	Fast Retailing Co., Ltd.	739
28	IBJ Leasing Co., Ltd.	708
35	Japan Tobacco, Inc.	1,112
62	Shionogi & Co., Ltd.	886
29	West Japan Railway Co.	1,240
50	Yusen Logistics Co. Ltd.	566
		8,454
	Luxembourg - 0.9%
46	SES Global S.A.	1,098

	Malaysia - 0.7%
637	AirAsia Berhad	760

	Netherlands - 1.0%
20	ASML Holding N.V.	1,153

	Norway - 1.7%
138	Petroleum Geo-Services ASA	2,013

1

The Hartford International Growth Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.6% - (continued)
	Panama - 1.0%
15	Copa Holdings S.A. Class A		$1,168

	South Korea - 1.7%
4	Hyundai Motor Co., Ltd.		762
1	Samsung Electronics Co., Ltd.		1,176
			1,938
	Sweden - 2.6%
30	Assa Abloy Ab		900
54	Electrolux Ab Series B		1,221
20	Swedish Match Ab		830
			2,951
	Switzerland - 4.7%
22	Cie Financiere Richemont S.A.		1,261
1	Galenica AG		686
12	Roche Holding AG		2,068
13	Swiss Re Ltd.		785
45	Temenos Group AG ●		595
			5,395
	Taiwan - 1.2%
286	Quanta Computer, Inc.		740
228	Taiwan Semiconductor Manufacturing Co., Ltd.		617
			1,357
	Thailand - 1.9%
105	Bangkok Bank plc		690
674	Bank of Ayudhya plc		692
755	CP ALL plc		812
			2,194
	United Kingdom - 29.9%
187	Aberdeen Asset Management plc		756
177	Arm Holdings plc		1,532
59	Babcock International Group plc		792
55	BG Group plc		1,078
44	British American Tobacco plc		2,312
75	Burberry Group plc		1,475
93	Catlin Group Ltd.		630
200	Compass Group plc		2,142
54	Diageo Capital plc		1,442
13	Ensco plc		682
27	Fresnillo plc		611
88	GlaxoSmithKline plc		2,024
66	Imperial Tobacco Group plc		2,544
178	Lancashire Holdings Ltd.		2,183
123	National Grid plc		1,277
21	Next plc		1,059
59	Persimmon plc		566
89	Prudential plc		1,063
33	Rio Tinto plc		1,501
237	Rolls-Royce Holdings plc		3,147
31	Spectris plc		738
42	Standard Chartered plc		955
58	Unilever plc		2,066
52	Virgin Media, Inc.		1,415
43	Xstrata plc		564
			34,554
	United States - 1.5%
24	Amdocs Ltd. ●		708
17	Covidien plc		972
			1,680
	Total common stocks
	(cost $107,838)		$114,998

	Total long-term investments (cost $107,838)		$114,998

SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $115, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $118)
$115	0.17%, 07/31/2012		$115
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $89, collateralized by FHLMC
2.54% - 3.50%, 2040 - 2041, FNMA 2.32%
- 4.00%, 2027 - 2042, GNMA 4.00%, 2041,
	value of $91)
89	0.18%, 07/31/2012		89
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $22, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $22)
22	0.19%, 07/31/2012		22
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $73, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13% -
3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% - 4.50%,
	2025 - 2042, value of $75)
73	0.19%, 07/31/2012		73
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $1, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $1)
1	0.17%, 07/31/2012		1
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $30, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $31)
30	0.19%, 07/31/2012		30
			330
	Total short-term investments
	(cost $330)		$330

	Total investments
	(cost $108,168) ▲	99.9%	$115,328
	Other assets and liabilities	0.1%	62
	Total net assets	100.0%	$115,390

2

The Hartford International Growth Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $108,390 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,650
Unrealized Depreciation	(4,712)
Net Unrealized Appreciation	$6,938

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

The Hartford International Growth Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Diversification by Industry
as of July 31, 2012

Industry (Sector)	Percentage of Net Assets
Automobiles and Components (Consumer Discretionary)	2.6%
Banks (Financials)	2.5
Capital Goods (Industrials)	9.3
Commercial and Professional Services (Industrials)	3.2
Consumer Durables and Apparel (Consumer Discretionary)	7.6
Consumer Services (Consumer Discretionary)	4.3
Diversified Financials (Financials)	1.3
Energy (Energy)	3.3
Food and Staples Retailing (Consumer Staples)	3.0
Food, Beverage and Tobacco (Consumer Staples)	13.5
Health Care Equipment and Services (Health Care)	2.4
Insurance (Financials)	5.7
Materials (Materials)	6.0
Media (Consumer Discretionary)	2.9
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	8.3
Real Estate (Financials)	0.7
Retailing (Consumer Discretionary)	2.1
Semiconductors and Semiconductor Equipment (Information Technology)	4.7
Software and Services (Information Technology)	5.0
Technology Hardware and Equipment (Information Technology)	3.6
Telecommunication Services (Services)	0.6
Transportation (Industrials)	5.1
Utilities (Utilities)	1.9
Short-Term Investments	0.3
Other Assets and Liabilities	0.1
Total	100.0%

4

The Hartford International Growth Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$2,543	$–	$2,543	$–
Austria	970	–	970	–
Belgium	1,734	–	1,734	–
Brazil	2,420	2,420	–	–
Canada	4,834	4,834	–	–
China	1,884	–	1,884	–
Colombia	1,251	1,251	–	–
Denmark	2,899	–	2,899	–
Finland	1,560	–	1,560	–
France	10,724	–	10,724	–
Germany	6,341	–	6,341	–
Hong Kong	6,500	–	6,500	–
India	705	–	705	–
Indonesia	964	–	964	–
Ireland	1,132	–	1,132	–
Israel	3,099	3,099	–	–
Italy	723	–	723	–
Japan	8,454	–	8,454	–
Luxembourg	1,098	–	1,098	–
Malaysia	760	–	760	–
Netherlands	1,153	–	1,153	–
Norway	2,013	–	2,013	–
Panama	1,168	1,168	–	–
South Korea	1,938	–	1,938	–
Sweden	2,951	–	2,951	–
Switzerland	5,395	–	5,395	–
Taiwan	1,357	–	1,357	–
Thailand	2,194	–	2,194	–
United Kingdom	34,554	2,097	32,457	–
United States	1,680	1,680	–	–
Total	114,998	16,549	98,449	–
Short-Term Investments	330	–	330	–
Total	$115,328	$16,549	$98,779	$–

♦	For the nine-month period ended July 31, 2012, investments valued at $2,801 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

5

The Hartford International Opportunities Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.0%
	Australia - 2.8%
1,468	Transurban Group	$9,430
1,425	Westfield Group	14,909
		24,339
	Belgium - 1.6%
299	Umicore	13,223

	Brazil - 3.1%
964	BR Malls Participacoes S.A.	11,270
251	CCR S.A.	2,096
480	JSL S.A.	2,389
160	Localiza Rent a Car S.A.	2,581
340	Petroleo Brasileiro S.A. ADR	6,674
162	Raia Drogasil S.A.	1,821
		26,831
	Canada - 5.9%
258	Canadian National Railway Co.	22,734
190	Canadian Natural Resources Ltd.	5,190
66	EnCana Corp.	1,474
97	MEG Energy Corp. ●	3,942
319	Tim Hortons, Inc.	16,959
		50,299
	Chile - 0.5%
241	Enersis S.A. ADR	3,987

	China - 1.8%
4,099	China Pacific Insurance	12,909
1,638	Dongfeng Motor Group Co., Ltd.	2,261
		15,170
	Finland - 0.9%
73	Kone Oyj Class B	4,508
89	Nokian Rendaat Oyj	3,544
		8,052
	France - 13.7%
144	Accor S.A.	4,786
175	Air Liquide	19,565
128	BNP Paribas	4,747
51	Bureau Veritas S.A.	4,489
169	Cie Generale d'Optique Essilor International S.A.	14,719
363	Groupe Danone	22,037
166	Pernod-Ricard S.A.	17,862
300	Safran S.A.	10,149
100	Unibail-Rodamco SE	19,111
		117,465
	Germany - 3.3%
102	Continental AG	9,257
164	GSW Immobilien AG	6,041
1,760	Infineon Technologies AG	12,787
		28,085
	Hong Kong - 4.3%
3,889	AIA Group Ltd.	13,589
1,058	ENN Energy Holdings Ltd.	4,036
213	Hengan International Group Co., Ltd.	2,018
2,847	Sands China Ltd. §	8,350
3,597	Shangri-La Asia Ltd.	7,063
1,425	Zhongsheng Group Holdings Ltd.	1,512
		36,568
	India - 1.3%
434	Bharti Televentures	2,332
1,825	ITC Ltd.	8,446
		10,778
	Ireland - 1.8%
495	CRH plc	8,989
565	Elan Corp. plc ADR ●	6,527
		15,516
	Israel - 1.2%
102	Check Point Software Technologies Ltd. ADR ●	4,964
137	Teva Pharmaceutical Industries Ltd. ADR	5,585
		10,549
	Italy - 2.0%
4,252	Snam S.p.A.	17,093

	Japan - 11.4%
117	Acom Co., Ltd.	2,426
200	Daiichi Sankyo Co., Ltd.	3,283
191	Daito Trust Construction Co., Ltd.	18,322
181	Eisai Co., Ltd.	8,023
163	FamilyMart Co., Ltd.	7,714
112	Fanuc Corp.	17,322
11	Fast Retailing Co., Ltd.	2,321
1	Inpex Corp.	3,828
91	LIXIL Group Corp.	1,904
3,246	Mitsubishi UFJ Financial Group, Inc.	15,738
529	Mitsui Fudosan Co., Ltd.	10,192
669	Rakuten, Inc.	6,651
		97,724
	Malaysia - 0.4%
2,596	AirAsia Berhad	3,097

	Netherlands - 1.9%
146	ASML Holding N.V. ADR	8,383
614	ING Groep N.V. ●	4,042
219	Yandex N.V. ●	4,208
		16,633
	Norway - 1.3%
130	Algeta ASA ●	3,546
434	Telenor ASA	7,335
		10,881
	Portugal - 0.3%
665	Portugal Telecom SGPS S.A.	2,822

	Russia - 0.5%
409	Sberbank ADR	4,553

	South Korea - 2.1%
28	Hyundai Motor Co., Ltd.	5,867
10	Samsung Electronics Co., Ltd.	11,886
		17,753
	Spain - 1.3%
718	Repsol S.A.	11,447

	Sweden - 4.5%
577	Assa Abloy Ab	17,452
424	Skf AB B Shares	8,739

1

The Hartford International Opportunities Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 96.0% - (continued)
	Sweden - 4.5% - (continued)
1,010	Volvo AB Class B		$12,425
			38,616
	Switzerland - 8.1%
82	Actelion Ltd.		3,737
75	Cie Financiere Richemont S.A.		4,256
11	Givaudan		10,861
147	Roche Holding AG		26,058
3	SGS S.A.		5,396
293	Swiss Re Ltd.		18,344
105	UBS AG		1,109
			69,761
	Taiwan - 2.9%
342	Hiwin Technologies Corp. ●		3,123
1,564	Quanta Computer, Inc.		4,046
2,193	Synnex Technology International Corp.		4,755
4,864	Taiwan Semiconductor Manufacturing Co., Ltd.		13,166
			25,090
	United Kingdom - 16.0%
189	AstraZeneca plc		8,818
1,063	BG Group plc		20,921
1,875	BP plc		12,452
297	British American Tobacco plc		15,756
206	Ensco plc		11,194
319	Imperial Tobacco Group plc		12,367
111	Intercontinental Hotels Group		2,749
1,954	National Grid plc		20,273
549	NMC Health plc ●		1,677
227	Rio Tinto plc		10,458
1,233	Rolls-Royce Holdings plc		16,392
188	Standard Chartered plc		4,305
			137,362
	United States - 1.1%
294	Carnival Corp.		9,778

	Total common stocks
	(cost $806,560)		$823,472

	Total long-term investments
	(cost $806,560)		$823,472

SHORT-TERM INVESTMENTS - 3.0%
	Repurchase Agreements - 3.0%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $9,090, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $9,272)
$9,090	0.17%, 07/31/2012		$9,090
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $7,012, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $7,153)
7,012	0.18%, 07/31/2012		7,012
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $1,722, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $1,756)
1,722	0.19%, 07/31/2012		1,722
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $5,756, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13% -
3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% - 4.50%,
	2025 - 2042, value of $5,871)
5,756	0.19%, 07/31/2012		5,756
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $40, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $41)
40	0.17%, 07/31/2012		40
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $2,378, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $2,425)
2,378	0.19%, 07/31/2012		2,378
			25,998
	Total short-term investments
	(cost $25,998)		$25,998

	Total investments
	(cost $832,558) ▲	99.0%	$849,470
	Other assets and liabilities	1.0%	8,640
	Total net assets	100.0%	$858,110

2

The Hartford International Opportunities Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $840,150 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$39,993
Unrealized Depreciation	(30,673)
Net Unrealized Appreciation	$9,320

●	Non-income producing.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $8,350, which represents 1.0% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
AUD	BOA	Buy	$4,121	$4,080	09/06/2012	$41
AUD	CBK	Sell	2,561	2,362	09/06/2012	(199)
AUD	JPM	Buy	446	443	08/01/2012	3
AUD	MSC	Buy	1,193	1,192	08/02/2012	1
AUD	UBS	Sell	656	620	09/06/2012	(36)
AUD	WEST	Sell	905	853	09/06/2012	(52)
CAD	BMO	Sell	3,445	3,338	08/09/2012	(107)
CAD	CBK	Sell	2,805	2,738	08/09/2012	(67)
CAD	CSFB	Sell	1,361	1,364	08/09/2012	3
CAD	GSC	Sell	5,157	5,171	08/09/2012	14
CAD	JPM	Sell	831	814	08/09/2012	(17)
CAD	UBS	Sell	3,796	3,804	08/09/2012	8
CHF	BOA	Sell	536	534	08/03/2012	(2)
CHF	JPM	Sell	1,261	1,267	08/02/2012	6
CHF	JPM	Sell	957	958	08/06/2012	1
EUR	DEUT	Sell	528	526	08/01/2012	(2)
EUR	JPM	Buy	438	438	08/03/2012	–
EUR	JPM	Sell	1,058	1,059	08/02/2012	1
GBP	JPM	Sell	639	640	08/02/2012	1
GBP	SCB	Sell	2,133	2,133	08/03/2012	–
GBP	WEST	Sell	208	209	08/01/2012	1
SEK	BOA	Buy	919	911	08/01/2012	8
SEK	UBS	Sell	1,449	1,449	08/03/2012	–
						$(394)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford International Opportunities Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BMO	Bank of Montreal
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Industry

as of July 31, 2012

Industry (Sector)	Percentage of Net Assets
Automobiles and Components (Consumer Discretionary)	2.4%
Banks (Financials)	3.4
Capital Goods (Industrials)	10.7
Commercial and Professional Services (Industrials)	1.2
Consumer Durables and Apparel (Consumer Discretionary)	0.5
Consumer Services (Consumer Discretionary)	5.8
Diversified Financials (Financials)	0.9
Energy (Energy)	9.0
Food and Staples Retailing (Consumer Staples)	1.1
Food, Beverage and Tobacco (Consumer Staples)	8.9
Health Care Equipment and Services (Health Care)	1.9
Household and Personal Products (Consumer Staples)	0.2
Insurance (Financials)	5.2
Materials (Materials)	7.4
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	7.7
Real Estate (Financials)	9.3
Retailing (Consumer Discretionary)	1.2
Semiconductors and Semiconductor Equipment (Information Technology)	5.4
Software and Services (Information Technology)	1.1
Technology Hardware and Equipment (Information Technology)	1.0
Telecommunication Services (Services)	1.5
Transportation (Industrials)	4.9
Utilities (Utilities)	5.3
Short-Term Investments	3.0
Other Assets and Liabilities	1.0
Total	100.0%

4

The Hartford International Opportunities Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$24,339	$–	$24,339	$–
Belgium	13,223	–	13,223	–
Brazil	26,831	26,831	–	–
Canada	50,299	50,299	–	–
Chile	3,987	3,987	–	–
China	15,170	–	15,170	–
Finland	8,052	–	8,052	–
France	117,465	–	117,465	–
Germany	28,085	–	28,085	–
Hong Kong	36,568	–	36,568	–
India	10,778	–	10,778	–
Ireland	15,516	6,527	8,989	–
Israel	10,549	10,549	–	–
Italy	17,093	–	17,093	–
Japan	97,724	–	97,724	–
Malaysia	3,097	–	3,097	–
Netherlands	16,633	12,591	4,042	–
Norway	10,881	–	10,881	–
Portugal	2,822	–	2,822	–
Russia	4,553	4,553	–	–
South Korea	17,753	–	17,753	–
Spain	11,447	–	11,447	–
Sweden	38,616	–	38,616	–
Switzerland	69,761	–	69,761	–
Taiwan	25,090	–	25,090	–
United Kingdom	137,362	12,871	124,491	–
United States	9,778	9,778	–	–
Total	823,472	137,986	685,486	–
Short-Term Investments	25,998	–	25,998	–
Total	$849,470	$137,986	$711,484	$–
Foreign Currency Contracts*	88	–	88	–
Total	$88	$–	$88	$–
Liabilities:
Foreign Currency Contracts*	482	–	482	–
Total	$482	$–	$482	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford International Small Company Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.3%
	Australia - 9.1%
436	Aquarius Platinum Ltd.	$263
559	Boral Ltd.	1,963
22	Cochlear Ltd.	1,487
305	Domino's Pizza Enterprises Ltd.	2,928
337	Karoon Gas Australia Ltd. ●	1,301
80	Monadelphous Group Ltd.	1,824
590	NRW Holdings Ltd.	1,775
466	SAI Global Ltd.	2,184
192	Seek Ltd.	1,223
93	Sims Metal Management Ltd.	803
807	Skilled Group Ltd.	1,857
450	Whitehaven Coal Ltd.	1,725
66	Worleyparsons Ltd.	1,787
		21,120
	Austria - 2.8%
62	Andritz AG	3,390
23	Schoeller-Bleckmann Oilfield Equipment AG	1,939
102	Zumbotel AG	1,088
		6,417
	Belgium - 2.0%
35	CFE	1,817
71	D'ieteren S.A.	2,957
		4,774
	Brazil - 1.6%
172	Arezzo Industria e Comercio S.A.	2,702
58	Localiza Rent a Car S.A.	942
		3,644
	China - 0.4%
570	Golden Eagle Retail Group Ltd.	1,027

	Denmark - 1.0%
107	DSV A/S	2,301

	Finland - 1.5%
42	Nokian Rendaat Oyj	1,692
112	Tikkurila Oy	1,919
		3,611
	France - 5.3%
17	Bollore S.A.	3,824
37	CFAO	1,743
42	Eurazeo	1,664
44	Imerys S.A.	2,203
–	Legrand S.A.	13
21	Vallourec	851
28	Wendel S.A.	2,021
		12,319
	Germany - 3.7%
92	Gildemeister	1,382
47	MTU Aero Engines Holdings AG	3,502
26	Rheinmetall AG	1,286
63	STRATEC Biomedical AG	2,544
		8,714
	Hong Kong - 3.4%
108	ASM Pacific Technology Ltd.	1,381
1,716	Daphne International Holdings Ltd.	1,706
2,710	Microport Scientific Corp.	1,150
2,699	Techtronic Industries Co., Ltd.	3,630
		7,867
	Italy - 4.7%
155	Brunello Cucinelli S.p.A. ●	2,102
1,392	Immobiliare Grande Distribuzione	1,316
172	Pirelli & Co. S.p.A.	1,740
252	Safilo Group S.p.A.	1,617
129	Salvatore Ferragamo Italia S.p.A.	2,503
121	Yoox S.p.A. ●	1,612
		10,890
	Japan - 34.2%
99	Acom Co., Ltd.	2,049
338	Amada Co., Ltd.	1,777
72	Benesse Holdings, Inc.	3,403
60	Cosmos Pharmaceutical Corp.	4,904
1	Cyberagent, Inc.	2,123
285	Denki Kagaku Kogyo Kabushiki Kaisha	938
29	Disco Corp.	1,507
72	Don Quijote Co.	2,409
252	Fuji Heavy Industries Ltd.	1,868
452	Hino Motors Ltd.	3,124
112	Hitachi Metals Ltd.	1,226
65	Hoshizaki Electric Co., Ltd.	1,674
73	IBJ Leasing Co., Ltd.	1,838
873	Ihi Corp.	1,858
59	Jafco Co., Ltd.	1,049
38	Japan Petroleum Exploration Co., Ltd.	1,421
220	Japan Steel Works Ltd.	1,197
125	Kakaku.com, Inc.	3,965
9	Kenedix, Inc. ●	1,145
103	Konami Corp.	2,204
255	Makino Milling Machine Co.	1,296
237	Matsui Securities Co., Ltd.	1,389
1	Message Co., Ltd.	2,540
246	Mitsubishi Gas Chemical Co.	1,411
176	Mori Seiki Co., Ltd.	1,285
278	Nhk Spring Co., Ltd.	2,915
448	Nihon Nohyaku Co., Ltd.	1,966
351	Nikkiso Co., Ltd.	4,003
261	Nippon Denko Co., Ltd.	819
68	Pigeon Corp.	2,940
122	Sega Sammy Holdings, Inc.	2,606
362	Shionogi & Co., Ltd.	5,161
113	Square Enix Holdings Co., Ltd.	1,742
527	Teijin Ltd.	1,541
44	Tokyo Ohka Kogyo Co., Ltd.	928
77	Yamato Kogyo Co.	2,165
165	Yaskawa Electric Corp.	1,182
204	Yokogawa Electric Corp.	2,085
		79,653
	Luxembourg - 1.7%
215	AZ Electronic Materials S.A.	947
164	Reinet Investments S.A. ●	3,063
		4,010
	Netherlands - 1.8%
24	Fugro N.V. - CVA	1,599
15	HAL Trust	1,578

1

The Hartford International Small Company Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.3% - (continued)
	Netherlands - 1.8% - (continued)
48	InterXion Holding N.V. ●		$920
			4,097
	Norway - 2.6%
156	Kongsberg Gruppen ASA		2,964
210	Petroleum Geo-Services ASA		3,071
			6,035
	Russia - 0.7%
171	O'Key Group S.A. ■		1,566

	Singapore - 0.9%
1,986	Indofood Agri Resources Ltd.		2,207

	South Korea - 1.2%
8	CJ O Shopping Co., Ltd.		1,300
11	Green Cross Corp.		1,460
			2,760
	Spain - 1.5%
396	Distribuidora Internacional De Alimentacion S.A.		1,957
53	Grifols S.A. ●		1,663
			3,620
	Sweden - 0.8%
78	Electrolux Ab Series B		1,758

	Switzerland - 1.7%
33	Dufry Group ●		3,982

	United Kingdom - 15.7%
523	Babcock International Group plc		7,029
229	Chemring Group plc		1,035
50	De La Rue plc		802
2,130	Debenhams plc		3,064
603	Domino's Pizza Group plc		4,827
1,615	Hansteen Holdings plc		1,810
1,259	Hays plc		1,479
148	Hunting plc		1,797
275	IG Group Holdings plc		1,933
269	James Fisher & Sons plc		2,536
116	Kier Group plc		2,305
333	Mears Group plc		1,405
207	Persimmon plc		1,988
242	Savills plc		1,399
616	Tui Travel plc		1,760
66	Ultra Electronics Holdings plc		1,516
			36,685
	Total common stocks
	(cost $226,120)		$229,057

	Total long-term investments
	(cost $226,120)		$229,057

SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.5%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $1,225, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $1,249)
$1,225	0.17%, 07/31/2012		$1,225
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $945, collateralized by FHLMC
2.54% - 3.50%, 2040 - 2041, FNMA 2.32%
- 4.00%, 2027 - 2042, GNMA 4.00%, 2041,
	value of $963)
945	0.18%, 07/31/2012		945
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $232, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $237)
232	0.19%, 07/31/2012		232
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $775, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13% -
3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% - 4.50%,
	2025 - 2042, value of $791)
775	0.19%, 07/31/2012		775
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $5, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $6)
5	0.17%, 07/31/2012		5
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $320, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $327)
320	0.19%, 07/31/2012		320
			3,502
	Total short-term investments
	(cost $3,502)		$3,502

	Total investments
	(cost $229,622) ▲	99.8%	$232,559
	Other assets and liabilities	0.2%	374
	Total net assets	100.0%	$232,933

2

The Hartford International Small Company Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $233,366 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$20,827
Unrealized Depreciation	(21,634)
Net Unrealized Depreciation	$(807)

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $1,566, which represents 0.7% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
JPY	BCLY	Sell	$177	$176	08/01/2012	$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays

Currency Abbreviations:
JPY	Japanese Yen

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

The Hartford International Small Company Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Currency Concentration of Securities at July 31, 2012

Percentage of
Description	Net Assets
Australian Dollar	9.0%
Brazilian Real	1.6
British Pound	16.2
Danish Kroner	1.0
Euro	24.2
Hong Kong Dollar	3.8
Japanese Yen	34.2
Norwegian Krone	2.6
Republic of Korea Won	1.2
Singapore Dollar	0.9
Swedish Krona	0.8
Swiss Franc	1.7
United States Dollar	2.6
Other Assets and Liabilities	0.2
Total	100.0%

Diversification by Industry
as of July 31, 2012
Industry (Sector)	Percentage of Net Assets
Automobiles and Components (Consumer Discretionary)	3.5%
Capital Goods (Industrials)	15.9
Commercial and Professional Services (Industrials)	6.9
Consumer Durables and Apparel (Consumer Discretionary)	8.9
Consumer Services (Consumer Discretionary)	5.5
Diversified Financials (Financials)	7.1
Energy (Energy)	7.4
Food and Staples Retailing (Consumer Staples)	3.6
Food, Beverage and Tobacco (Consumer Staples)	0.9
Health Care Equipment and Services (Health Care)	5.0
Household and Personal Products (Consumer Staples)	1.3
Materials (Materials)	8.2
Media (Consumer Discretionary)	0.9
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	3.6
Real Estate (Financials)	2.4
Retailing (Consumer Discretionary)	7.8
Semiconductors and Semiconductor Equipment (Information Technology)	1.2
Software and Services (Information Technology)	3.8
Technology Hardware and Equipment (Information Technology)	1.4
Transportation (Industrials)	3.0
Short-Term Investments	1.5
Other Assets and Liabilities	0.2
Total	100.0%

4

The Hartford International Small Company Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$229,057	$10,598	$218,459	$–
Short-Term Investments	3,502	–	3,502	–
Total	$232,559	$10,598	$221,961	$–
Liabilities:
Foreign Currency Contracts *	1	–	1	–
Total	$1	$–	$1	$–

♦	For the nine-month period ended July 31, 2012, investments valued at $7,567 were transferred from Level 1 to Level 2, and investments valued at $1,814 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford International Value Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 94.5%
	Australia - 4.2%
59	Caltex Australia Ltd.	$867
224	Westfield Retail Trust	716
		1,583
	Brazil - 1.0%
5	Cia de Saneamento Basico do Estado de Sao Paulo ADR	380

	Canada - 7.2%
10	Barrick Gold Corp. ‡	332
14	Imperial Oil Ltd.	613
19	Pacific Rubiales Energy Corp.	432
11	Potash Corp. of Saskatchewan, Inc.	473
14	Thomson Reuters Corp.	391
15	Tourmaline Oil Corp. ●	446
		2,687
	China - 1.3%
362	Dongfeng Motor Group Co., Ltd.	500

	France - 6.7%
6	Christian Dior	825
11	Michelin (C.G.D.E.) Class B	733
18	Societe Generale Class A	393
13	Vinci S.A.	555
		2,506
	Germany - 13.2%
6	Continental AG	581
30	GEA Group AG	798
20	GSW Immobilien AG	719
14	Hannover Rueckversicherung AG	861
96	Infineon Technologies AG	695
14	SAP AG	864
21	ThyssenKrupp AG	393
		4,911
	Hong Kong - 3.5%
15	China Mobile Ltd. ADR	889
401	Zhongsheng Group Holdings Ltd.	426
		1,315
	Israel - 1.2%
9	Check Point Software Technologies Ltd. ADR ●	447

	Japan - 17.1%
20	Canon, Inc.	678
–	Cyberagent, Inc.	243
6	Daito Trust Construction Co., Ltd.	577
11	Don Quijote Co.	364
10	Eisai Co., Ltd.	425
105	Fuji Heavy Industries Ltd.	778
164	Isuzu Motors Ltd.	836
29	Japan Tobacco, Inc.	924
11	Kakaku.com, Inc.	347
37	Konami Corp.	782
21	Sega Sammy Holdings, Inc.	445
		6,399
	Malaysia - 2.1%
651	AirAsia Berhad	776

	Netherlands - 5.1%
16	ASML Holding N.V.	916
150	ING Groep N.V. ●	989
		1,905
	Norway - 2.4%
53	Telenor ASA	893

	Philippines - 1.9%
1,553	Robinsons Land Corp.	723

	Spain - 1.1%
26	Repsol S.A.	409

	Sweden - 2.6%
38	Sandvik AB	525
27	Tele2 Ab B Shares	444
		969
	Switzerland - 6.8%
7	Roche Holding AG	1,233
21	Swiss Re Ltd. ☼	1,299
		2,532
	Taiwan - 3.1%
133	Hon Hai Precision Industry Co., Ltd. ●	370
55	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	770
		1,140
	United Kingdom - 14.0%
88	Amlin plc	518
77	Babcock International Group plc	1,038
16	British American Tobacco plc	875
130	HSBC Holdings plc	1,086
21	Imperial Tobacco Group plc	830
93	Persimmon plc	892
		5,239
	Total common stocks
	(cost $35,108)	$35,314

	Total long-term investments
	(cost $35,108)	$35,314

SHORT-TERM INVESTMENTS - 5.5%
	Repurchase Agreements - 5.5%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $718, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $732)
$718	0.17%, 07/31/2012	$718
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $554, collateralized by FHLMC
2.54% - 3.50%, 2040 - 2041, FNMA 2.32%
- 4.00%, 2027 - 2042, GNMA 4.00%, 2041,
	value of $565)
554	0.18%, 07/31/2012	554

1

The Hartford International Value Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 5.5% - (continued)
	Repurchase Agreements - 5.5% - (continued)
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $136, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $139)
$136	0.19%, 07/31/2012		$136
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $455, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13% -
3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% - 4.50%,
	2025 - 2042, value of $464)
454	0.19%, 07/31/2012		454
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $3, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $3)
3	0.17%, 07/31/2012		3
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $188, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $192)
188	0.19%, 07/31/2012		188
			2,053
	Total short-term investments
	(cost $2,053)		$2,053

	Total investments
	(cost $37,161) ▲	100.0%	$37,367
	Other assets and liabilities	–%	3
	Total net assets	100.0%	$37,370

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $38,854 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,099
Unrealized Depreciation	(3,586)
Net Unrealized Depreciation	$(1,487)

●	Non-income producing.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $62 at July 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

2

The Hartford International Value Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

 Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
AUD	JPM	Buy	$76	$75	08/01/2012	$1
CAD	BMO	Sell	3,842	3,836	08/16/2012	(6)
CAD	GSC	Buy	2,644	2,588	08/16/2012	56
CAD	RBC	Buy	1,197	1,174	08/16/2012	23
CHF	JPM	Buy	62	62	08/02/2012	–
EUR	GSC	Buy	95	95	08/01/2012	–
EUR	JPM	Sell	93	93	08/03/2012	–
EUR	UBS	Buy	376	377	08/01/2012	(1)
GBP	WEST	Buy	206	207	08/01/2012	(1)
JPY	BCLY	Buy	241	240	08/01/2012	1
NOK	BOA	Buy	44	44	08/01/2012	–
SEK	BOA	Buy	22	22	08/01/2012	–
						$73

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BOA	Banc of America Securities LLC
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
RBC	RBC Dominion Securities
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

The Hartford International Value Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

 Diversification by Industry

as of July 31, 2012

Industry (Sector)	Percentage of Net Assets
Automobiles and Components (Consumer Discretionary)	9.2%
Banks (Financials)	4.0
Capital Goods (Industrials)	5.0
Commercial and Professional Services (Industrials)	2.8
Consumer Durables and Apparel (Consumer Discretionary)	5.8
Diversified Financials (Financials)	2.6
Energy (Energy)	7.4
Food, Beverage and Tobacco (Consumer Staples)	7.0
Insurance (Financials)	7.2
Materials (Materials)	3.2
Media (Consumer Discretionary)	1.7
Pharmaceuticals, Biotechnology and Life Sciences (Health Care)	4.4
Real Estate (Financials)	7.3
Retailing (Consumer Discretionary)	2.1
Semiconductors and Semiconductor Equipment (Information Technology)	6.4
Software and Services (Information Technology)	6.5
Technology Hardware and Equipment (Information Technology)	2.8
Telecommunication Services (Services)	6.0
Transportation (Industrials)	2.1
Utilities (Utilities)	1.0
Short-Term Investments	5.5
Other Assets and Liabilities	0.0
Total	100.0%

4

The Hartford International Value Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$1,583	$–	$1,583	$–
Brazil	380	380	–	–
Canada	2,687	2,687	–	–
China	500	–	500	–
France	2,506	–	2,506	–
Germany	4,911	–	4,911	–
Hong Kong	1,315	889	426	–
Israel	447	447	–	–
Japan	6,399	–	6,399	–
Malaysia	776	–	776	–
Netherlands	1,905	–	1,905	–
Norway	893	–	893	–
Philippines	723	–	723	–
Spain	409	–	409	–
Sweden	969	–	969	–
Switzerland	2,532	–	2,532	–
Taiwan	1,140	770	370	–
United Kingdom	5,239	–	5,239	–
Total	35,314	5,173	30,141	–
Short-Term Investments	2,053	–	2,053	–
Total	$37,367	$5,173	$32,194	$–
Foreign Currency Contracts*	81	–	81	–
Total	$81	$–	$81	$–
Liabilities:
Foreign Currency Contracts*	8	–	8	–
Total	$8	$–	$8	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

5

The Hartford MidCap Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.4%
	Automobiles and Components - 2.4%
1,547	Allison Transmission Holdings, Inc.	$29,094
959	Harley-Davidson, Inc.	41,449
		70,543
	Banks - 4.6%
260	Cullen/Frost Bankers, Inc.	14,397
551	East West Bancorp, Inc.	12,016
2,619	First Niagara Financial Group, Inc.	19,849
876	First Republic Bank	28,495
649	M&T Bank Corp.	55,713
106	Signature Bank ●	6,806
		137,276
	Capital Goods - 8.3%
740	AMETEK, Inc.	22,940
494	Carlisle Cos., Inc.	24,918
586	IDEX Corp.	22,357
749	Jacobs Engineering Group, Inc. ●	28,888
1,155	Lennox International, Inc.	50,451
474	MSC Industrial Direct Co., Inc.	32,575
1,018	PACCAR, Inc.	40,743
452	Pall Corp.	24,139
		247,011
	Commercial and Professional Services - 6.7%
641	Corrections Corp. of America	19,930
1,147	Equifax, Inc. ●	53,720
1,310	Manpower, Inc.	46,604
1,854	Robert Half International, Inc.	50,079
1,000	Waste Connections, Inc.	30,763
		201,096
	Consumer Durables and Apparel - 3.3%
1,042	Hasbro, Inc.	37,324
62	NVR, Inc. ●	48,359
496	Ryland Group, Inc.	11,839
		97,522
	Consumer Services - 0.9%
500	Weight Watchers International, Inc.	25,323

	Diversified Financials - 5.2%
463	Greenhill & Co., Inc.	18,394
1,971	Invesco Ltd.	43,626
633	LPL Financial Holdings, Inc.	17,742
2,260	SEI Investments Co.	47,876
461	T. Rowe Price Group, Inc.	28,009
		155,647
	Energy - 10.9%
948	Atwood Oceanics, Inc. ●	42,198
667	Cabot Oil & Gas Corp.	28,137
408	Chesapeake Energy Corp.	7,687
1,274	Cobalt International Energy, Inc. ●	31,977
1,082	Consol Energy, Inc.	31,368
1,016	Denbury Resources, Inc. ●	15,365
761	Ensco plc	41,328
1,917	McDermott International, Inc. ●	22,426
1,287	Newfield Exploration Co. ●	39,297
237	Pioneer Natural Resources Co.	21,021
359	Range Resources Corp.	22,492
1,097	Superior Energy Services, Inc. ●	23,776
		327,072
	Food and Staples Retailing - 0.6%
268	PriceSmart, Inc.	19,270

	Food, Beverage and Tobacco - 1.1%
783	Molson Coors Brewing Co.	33,131

	Health Care Equipment and Services - 5.4%
1,657	Allscripts Healthcare Solutions, Inc. ●	15,246
937	AmerisourceBergen Corp.	37,204
870	Cardinal Health, Inc.	37,471
420	Catamaran Corp. ●	35,510
1,049	Patterson Cos., Inc.	35,761
		161,192
	Insurance - 2.3%
106	Alleghany Corp. ●	36,628
610	Unum Group	11,529
547	W.R. Berkley Corp.	20,026
		68,183
	Materials - 2.9%
404	Carpenter Technology Corp.	19,326
443	FMC Corp.	24,238
186	Sherwin-Williams Co.	25,025
451	Silgan Holdings, Inc.	18,605
		87,194
	Media - 3.4%
1,010	AMC Networks, Inc. Class A ●	43,792
1,859	DreamWorks Animation SKG, Inc. ●	35,699
445	Liberty Global, Inc. ●	23,505
		102,996
	Pharmaceuticals, Biotechnology and Life Sciences - 12.2%
1,338	Alkermes plc ●	24,881
473	Cubist Pharmaceuticals, Inc. ●	20,346
1,018	Elan Corp. plc ADR ●	11,759
827	Incyte Corp. ●	20,675
995	Ironwood Pharmaceuticals, Inc. ●	12,803
556	Life Technologies Corp. ●	24,407
2,388	Mylan, Inc. ●	54,988
296	Regeneron Pharmaceuticals, Inc. ●	39,884
769	Seattle Genetics, Inc. ●	20,113
411	Vertex Pharmaceuticals, Inc. ●	19,936
537	Waters Corp. ●	41,570
949	Watson Pharmaceuticals, Inc. ●	73,890
		365,252
	Real Estate - 1.5%
625	American Tower Corp. REIT	45,170

	Retailing - 4.3%
716	Advance Automotive Parts, Inc.	50,242
1,147	CarMax, Inc. ●	31,933
341	Joseph A. Bank Clothiers, Inc. ●	14,402
846	TripAdvisor, Inc. ●	31,650
		128,227
	Semiconductors and Semiconductor Equipment - 2.7%
1,365	Maxim Integrated Products, Inc.	37,163
1,524	Skyworks Solutions, Inc. ●	44,094
		81,257
	Software and Services - 11.8%
348	ANSYS, Inc. ●	20,892

1

The Hartford MidCap Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.4% - (continued)
	Software and Services - 11.8% - (continued)
414	Citrix Systems, Inc. ●		$30,095
301	Factset Research Systems, Inc.		27,967
317	FleetCor Technologies, Inc. ●		11,701
461	Gartner, Inc. Class A ●		20,479
4,303	Genpact Ltd. ●		74,957
514	Micros Systems ●		24,534
1,705	Rovi Corp. ●		22,814
1,350	VeriSign, Inc. ●		59,957
2,726	Western Union Co.		47,517
181	Wright Express Corp. ●		11,668
			352,581
	Technology Hardware and Equipment - 3.2%
1,354	ADTRAN, Inc.		29,213
638	Amphenol Corp. Class A		37,557
1,171	National Instruments Corp.		30,269
			97,039
	Transportation - 3.1%
666	C.H. Robinson Worldwide, Inc.		35,192
882	Expeditors International of Washington, Inc.		31,379
492	J.B. Hunt Transport Services, Inc.		27,051
			93,622
	Utilities - 2.6%
386	Northeast Utilities		15,396
1,348	UGI Corp.		41,329
480	Wisconsin Energy Corp.		19,542
			76,267
	Total common stocks
	(cost $2,786,597)		$2,972,871

	Total long-term investments
	(cost $2,786,597)		$2,972,871

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $7,034, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $7,174)
$7,034	0.17%, 07/31/2012		$7,034
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $5,426, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $5,535)
5,426	0.18%, 07/31/2012		5,426
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $1,332, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $1,359)
1,332	0.19%, 07/31/2012		1,332
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $4,454, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13%
- 3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $4,543)
4,454	0.19%, 07/31/2012		4,454
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $31, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $32)
31	0.17%, 07/31/2012		31
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $1,840, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $1,877)
1,840	0.19%, 07/31/2012		1,840
			20,117
	Total short-term investments
	(cost $20,117)		$20,117

	Total investments
	(cost $2,806,714) ▲	100.1%	$2,992,988
	Other assets and liabilities	(0.1)%	(3,043)
	Total net assets	100.0%	$2,989,945

2

The Hartford MidCap Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $2,836,368 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$370,968
Unrealized Depreciation	(214,348)
Net Unrealized Appreciation	$156,620

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$2,972,871	$2,972,871	$–	$–
Short-Term Investments	20,117	–	20,117	–
Total	$2,992,988	$2,972,871	$20,117	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

The Hartford MidCap Value Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9%
	Banks - 6.7%
91	Bankunited, Inc.	$2,220
192	Beneficial Mutual Bancorp, Inc. ●	1,648
100	Comerica, Inc.	3,033
154	First Midwest Bancorp, Inc.	1,742
34	M&T Bank Corp.	2,938
163	Popular, Inc. ●	2,464
700	Regions Financial Corp.	4,874
191	Zions Bancorporation	3,476
		22,395
	Capital Goods - 12.2%
83	AGCO Corp. ●	3,634
196	Barnes Group, Inc.	4,682
47	Dover Corp.	2,533
71	Esterline Technologies Corp. ●	4,194
82	Hubbell, Inc. Class B	6,747
132	Pentair, Inc.	5,786
81	Teledyne Technologies, Inc. ●	5,021
106	URS Corp.	3,730
80	WESCO International, Inc. ●	4,451
		40,778
	Consumer Durables and Apparel - 6.1%
179	Lennar Corp.	5,223
163	Mattel, Inc.	5,719
2,029	Samsonite International S.A.	3,433
212	Toll Brothers, Inc. ●	6,175
		20,550
	Diversified Financials - 4.4%
150	E*Trade Financial Corp. ●	1,146
153	Invesco Ltd.	3,386
94	NYSE Euronext	2,400
299	PHH Corp. ●	4,842
120	Solar Capital Ltd.	2,743
182	Solar Cayman Ltd. ⌂■●†	16
		14,533
	Energy - 7.2%
285	Cobalt International Energy, Inc. ●	7,147
56	Consol Energy, Inc.	1,617
44	Japan Petroleum Exploration Co., Ltd.	1,657
67	Newfield Exploration Co. ●	2,033
255	Ocean Rig UDW, Inc. ●	3,821
88	QEP Resources, Inc.	2,643
51	Tidewater, Inc.	2,492
217	Trican Well Service Ltd.	2,599
		24,009
	Food, Beverage and Tobacco - 3.9%
53	Bunge Ltd. Finance Corp.	3,505
107	Dr. Pepper Snapple Group	4,872
62	Ingredion, Inc.	3,209
154	Maple Leaf Foods, Inc. w/ Rights	1,536
		13,122
	Health Care Equipment and Services - 4.4%
81	AmerisourceBergen Corp.	3,212
454	Boston Scientific Corp. ●	2,347
195	Brookdale Senior Living, Inc. ●	3,203
109	CIGNA Corp.	4,399
172	Vanguard Health Systems, Inc. ●	1,465
		14,626
	Household and Personal Products - 1.3%
55	Energizer Holdings, Inc. ●	4,270

	Insurance - 8.1%
62	Everest Re Group Ltd.	6,285
109	Platinum Underwriters Holdings Ltd.	4,162
149	Principal Financial Group, Inc.	3,815
131	Reinsurance Group of America, Inc.	7,312
289	Unum Group	5,465
		27,039
	Materials - 9.4%
74	FMC Corp.	4,059
843	Incitec Pivot Ltd.	2,732
474	Louisiana-Pacific Corp. ●	4,896
202	Methanex Corp. ADR	5,563
166	Owens-Illinois, Inc. ●	3,063
132	Packaging Corp. of America	4,067
278	Rexam plc	1,887
206	Sealed Air Corp.	3,331
53	Sino Forest Corp. ⌂■●†	–
145	Sino Forest Corp. Class A ⌂●†	–
2,317	Yingde Gases	1,981
		31,579
	Media - 0.9%
111	Virgin Media, Inc.	3,039

	Pharmaceuticals, Biotechnology and Life Sciences - 3.8%
528	Almirall S.A. ●	4,080
208	Impax Laboratories, Inc. ●	4,619
80	UCB S.A.	3,984
		12,683
	Real Estate - 7.7%
119	American Assets Trust, Inc.	3,091
571	BR Properties S.A.	6,601
25	Equity Lifestyle Properties, Inc.	1,812
195	Forest City Enterprises, Inc. Class A ●	2,753
143	Hatteras Financial Corp.	4,171
72	Iguatemi Emp de Shopping	1,542
251	Weyerhaeuser Co.	5,859
		25,829
	Retailing - 2.4%
54	ANN, Inc. ●	1,451
2,375	Buck Holdings L.P. ⌂●†	4,063
37	Ross Stores, Inc.	2,425
		7,939
	Semiconductors and Semiconductor Equipment - 5.2%
170	Avago Technologies Ltd.	6,286
72	Linear Technology Corp.	2,332
266	Microsemi Corp. ●	5,158
256	Teradyne, Inc. ●	3,764
		17,540
	Software and Services - 1.0%
191	Booz Allen Hamilton Holding Corp.	3,324

	Technology Hardware and Equipment - 4.5%
239	Arrow Electronics, Inc. ●	8,060
74	Harris Corp.	3,061

1

The Hartford MidCap Value Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.9% - (continued)
	Technology Hardware and Equipment - 4.5% - (continued)
99	SanDisk Corp. ●		$4,080
			15,201
	Transportation - 0.8%
285	Delta Air Lines, Inc. ●		2,749

	Utilities - 7.9%
82	Alliant Energy Corp.		3,830
83	Great Plains Energy, Inc.		1,837
380	N.V. Energy, Inc.		6,955
146	Northeast Utilities		5,807
144	UGI Corp.		4,401
88	Wisconsin Energy Corp.		3,577
			26,407
	Total common stocks
	(cost $304,750)		$327,612

	Total long-term investments
	(cost $304,750)		$327,612

SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreements - 2.3%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $2,699, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $2,752)
$2,698	0.17%, 07/31/2012		$2,698
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $2,082, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $2,123)
2,082	0.18%, 07/31/2012		2,082
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $511, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $521)
511	0.19%, 07/31/2012		511
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $1,709, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13% -
3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% - 4.50%,
	2025 - 2042, value of $1,743)
1,709	0.19%, 07/31/2012		1,709
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $12, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $12)
12	0.17%, 07/31/2012		12
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $706, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $720)
$706	0.19%, 07/31/2012		$706
			7,718
	Total short-term investments
	(cost $7,718)		$7,718

	Total investments
	(cost $312,468) ▲	100.2%	$335,330
	Other assets and liabilities	(0.2)%	(570)
	Total net assets	100.0%	$334,760

2

The Hartford MidCap Value Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $317,263 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$43,097
Unrealized Depreciation	(25,030)
Net Unrealized Appreciation	$18,067

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2012, the aggregate value of these securities was $4,079, which represents 1.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $16, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	2,375	Buck Holdings L.P.	$876
12/2009	53	Sino Forest Corp. - 144A	840
12/2009 - 06/2011	145	Sino Forest Corp. Class A	2,583
03/2007	182	Solar Cayman Ltd. - 144A	53

At July 31, 2012, the aggregate value of these securities was $4,079, which represents 1.2% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
AUD	JPM	Sell	$9	$9	08/01/2012	$–
CAD	BCLY	Buy	146	146	08/03/2012	–
CAD	BCLY	Buy	17	17	08/02/2012	–
CAD	JPM	Buy	10	10	08/01/2012	–
JPY	BCLY	Sell	4	4	08/01/2012	–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford MidCap Value Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$327,612	$303,779	$19,754	$4,079
Short-Term Investments	7,718	–	7,718	–
Total	$335,330	$303,779	$27,472	$4,079
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the nine-month period ended July 31, 2012, investments valued at $1,418 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2012
Assets:
Common Stocks	$6,265	$2,668	$(1,444	)*	$—	$—	$(3,410)	$—	$—	$4,079
Total	$6,265	$2,668	$(1,444)		$—	$—	$(3,410)	$—	$—	$4,079

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $(1,444).

4

The Hartford Money Market Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CERTIFICATES OF DEPOSIT - 3.2%
Finance and Insurance - 3.2%
	Depository Credit Banking - 2.2%
	Toronto-Dominion Bank New York
$3,150	0.22%, 08/13/2012	$3,150
5,500	0.45%, 07/26/2013 Δ	5,500
4,400	0.47%, 02/04/2013 Δ	4,400
		13,050
	International Trade Financing (Foreign Banks) - 1.0%
	Royal Bank of Canada
5,500	0.39%, 07/30/2013 Δ	5,500

	Total certificates of deposit
	(cost $18,550)	$18,550

COMMERCIAL PAPER - 35.6%
Arts, Entertainment and Recreation - 1.3%
	Motion Picture and Video Industry - 1.3%
	Walt Disney Co.
$7,250	0.15%, 08/20/2012 ■	$7,249

Beverage and Tobacco Product Manufacturing - 2.6%
	Beverage Manufacturing - 2.6%
	Coca-Cola Co.
3,000	0.21%, 08/14/2012	3,000
5,750	0.22%, 10/16/2012	5,747
3,000	0.23%, 11/05/2012	2,998
3,000	0.24%, 12/04/2012	2,998
		14,743

Chemical Manufacturing - 3.4%
	Basic Chemical Manufacturing - 3.4%
	E.I. DuPont De Nemours & Co.
6,500	0.16%, 08/01/2012 ■	6,500
7,750	0.17%, 08/07/2012 - 09/05/2012 ■	7,749
	Praxair, Inc.
5,400	0.10%, 08/07/2012	5,400
		19,649

Finance and Insurance - 21.8%
	Commercial Banking - 9.5%
	Old Line Funding LLC
4,500	0.19%, 08/27/2012	4,499
3,000	0.20%, 09/26/2012	2,999
4,500	0.22%, 09/20/2012 ■	4,499
3,500	0.24%, 11/26/2012	3,497
	Standard Chartered Bank
6,500	0.38%, 11/19/2012	6,492
	State Street Corp.
3,000	0.19%, 10/09/2012	2,999
4,500	0.23%, 11/07/2012	4,497
	U.S. Bank
6,000	0.23%, 11/16/2012	5,996
3,000	0.27%, 12/06/2012	2,997
6,000	0.30%, 01/16/2013	5,992
	United Technology Corp.
10,500	0.22%, 10/18/2012	10,495
		54,962
	Consumer Lending - 1.5%
	Straight-A Funding LLC
8,500	0.18%, 10/19/2012 ■	8,497

	Depository Credit Banking - 2.5%
	Bank of Nova Scotia
3,000	0.14%, 08/03/2012	3,000
3,250	0.19%, 09/06/2012	3,249
3,000	0.29%, 11/02/2012	2,998
	Toronto-Dominion Holdings USA
2,000	0.20%, 09/25/2012	2,000
	Wells Fargo & Co.
3,000	0.18%, 09/21/2012	2,999
		14,246
	International Trade Financing (Foreign Banks) - 1.5%
	Kreditanstalt fuer Wiederaufbau
8,750	0.21%, 09/18/2012 ■	8,748

	Nondepository Credit Banking - 5.2%
	Caterpillar Financial Services Corp.
6,250	0.09%, 08/02/2012	6,250
	General Electric Capital Corp.
3,000	0.22%, 09/14/2012	2,999
6,000	0.25%, 10/17/2012 - 10/31/2012	5,996
3,000	0.28%, 08/13/2012	3,000
3,000	0.30%, 11/30/2012	2,997
	Toyota Motor Credit Corp.
1,500	0.18%, 08/08/2012	1,500
3,000	0.23%, 09/06/2012	2,999
3,000	0.24%, 10/16/2012	2,999
1,500	0.25%, 09/20/2012	1,499
		30,239
	Securities and Commodity Contracts and Brokerage - 1.6%
	JP Morgan Chase & Co.
9,000	0.25%, 11/16/2012	8,993

		125,685

Health Care and Social Assistance - 1.6%
	Pharmaceutical and Medicine Manufacturing - 1.6%
	Abbott Laboratories
4,600	0.15%, 08/28/2012 ■	4,600
4,750	0.18%, 09/10/2012 ■	4,749
		9,349

Machinery Manufacturing - 1.1%
	Agriculture, Construction, Mining and Machinery - 1.1%
	Caterpillar Financial Services Corp.
6,250	0.20%, 09/13/2012	6,249

Mining - 1.1%
	Mining and Quarrying Nonmetallic Materials - 1.1%
	Merck & Co.
6,250	0.12%, 08/01/2012 ○	6,250

1

The Hartford Money Market Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMERCIAL PAPER - 35.6% - (continued)
Retail Trade - 2.7%
	Other General Merchandise Stores - 2.7%
	Wal-Mart Stores, Inc.
$15,500	0.12%, 08/06/2012 - 08/16/2012		$15,499

	Total commercial paper
	(cost $204,673)		$204,673

CORPORATE NOTES - 5.2%
Chemical Manufacturing - 2.0%
	Basic Chemical Manufacturing - 2.0%
	Export Development Canada
$5,100	0.23%, 09/24/2012		$5,111
6,400	0.24%, 10/25/2012		6,464
			11,575
Finance and Insurance - 3.2%
	Depository Credit Banking - 1.5%
	Wells Fargo & Co.
5,750	0.48%, 10/23/2012		5,813
3,000	0.54%, 07/19/2013 Δ		3,000
			8,813
	Insurance Carriers - 1.0%
	Met Life Global Funding I
5,500	0.58%, 10/10/2012 ■ Δ		5,500

	Securities and Commodity Contracts and Brokerage - 0.7%
	JP Morgan Chase Bank
4,250	0.53%, 06/18/2013 Δ		4,250

			18,563
	Total corporate notes
	(cost $30,138)		$30,138

FOREIGN GOVERNMENT OBLIGATIONS - 7.2%
	Canada - 7.2%
	British Columbia (Province of)
$5,300	0.21%, 10/03/2012		$5,298
	Ontario (Province of)
3,000	0.15%, 10/04/2012		2,999
11,250	0.22%, 11/19/2012 - 11/30/2012		11,288
3,770	0.62%, 11/19/2012 Δ		3,774
	Quebec (Province of)
11,000	0.17%, 08/17/2012 - 10/02/2012 ■		10,998
4,250	0.20%, 09/20/2012		4,249
3,000	0.20%, 10/03/2012 ■		2,999
			41,605
	Total foreign government obligations
	(cost $41,605)		$41,605

REPURCHASE AGREEMENTS - 21.1%
	Deutsche Bank Securities Repurchase Agreement (maturing on 08/01/2012 in the amount of $30,343, collateralized by U.S. Treasury Note 2.13%, 2021, value of $30,950)
$30,343	0.17% dated 07/31/2012		$30,343
	RBC Capital Markets Repurchase Agreement (maturing on 08/01/2012 in the amount of $30,342, collateralized by U.S. Treasury Bill 0.10%, 2012, value of $30,949)
30,342	0.13% dated 07/31/2012		30,342
	RBS Greenwich Capital Markets Repurchase Agreement (maturing on 08/01/2012 in the amount of $30,343, collateralized by U.S. Treasury Note 0.88%, 2019, value of $30,952)
30,343	0.15% dated 07/31/2012		30,343
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2012 in the amount of $30,343, collateralized by U.S. Treasury Note 1.25%, 2020, value of $30,950)
30,343	0.17% dated 07/31/2012		30,343
121371
	Total repurchase agreements
	(cost $121,371)		$121,371

U.S. GOVERNMENT AGENCIES - 3.4%
	Federal Home Loan Mortgage Corp. - 1.1%
$6,500	0.12%, 09/10/2012		$6,499

	Federal National Mortgage Association - 2.3%
13,000	0.15%, 10/30/2012 - 12/19/2012		13,007

	Total U.S. government agencies
	(cost $19,506)		$19,506

U.S. GOVERNMENT SECURITIES - 24.2%
	Other Direct Federal Obligations - 7.0%
	Federal Home Loan Bank
$12,500	0.06%, 08/01/2012 ○		$12,500
12,500	0.11%, 08/24/2012		12,499
15,000	0.13%, 09/17/2012		14,998
			39,997
	U.S. Treasury Notes - 17.2%
50,000	0.15%, 11/30/2012		50,059
15,500	0.16%, 08/31/2012		15,503
18,000	0.18%, 10/15/2012 - 10/31/2012		18,027
15,625	0.42%, 08/15/2012		15,650
			99,239
	Total U.S. government securities
	(cost $139,236)		$139,236

	Total investments
	(cost $575,079) ▲	99.9%	$575,079
	Other assets and liabilities	0.1%	530
	Total net assets	100.0%	$575,609

2

The Hartford Money Market Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2012.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $72,088, which represents 12.5% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Certificates of Deposit	$18,550	$–	$18,550	$–
Commercial Paper	204,673	–	204,673	–
Corporate Notes	30,138	–	30,138	–
Foreign Government Obligations	41,605	–	41,605	–
Repurchase Agreements	121,371	–	121,371	–
U.S. Government Agencies	19,506	–	19,506	–
U.S. Government Securities	139,236	–	139,236	–
Total	$575,079	$–	$575,079	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

3

The Hartford Municipal Opportunities Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 95.3%
	Alabama - 0.6%
	Mobile, AL, IDA Pollution Obligor: Alabama Power Co
$2,540	1.65%, 06/01/2034	$2,573

	Alaska - 0.1%
	Alaska State Municipal Bond Bank Auth
375	5.75%, 09/01/2033	437

	Arizona - 2.6%
	Estrella Mountain Ranch, AZ, Community Fac Dist GO
265	6.20%, 07/15/2032	269
	Mohave County, AZ, IDA
3,000	8.00%, 05/01/2025	3,681
	Pima County, AZ, Industrial DA Education Rev Obligor: Legacy Traditional Charter School
1,485	8.50%, 07/01/2039	1,700
	Salt River, AZ, Agricultural Improvement
3,000	5.00%, 12/01/2027	3,662
	Show Low Bluff, AZ, Community Fac Dist Special Assessment
200	5.60%, 07/01/2031 ■	155
	Taresso West, AZ, Community Fac Dist GO
1,000	5.90%, 07/15/2032	914
		10,381
	California - 13.5%
	California State Communities DA Rev
2,250	6.00%, 08/15/2042	2,688
1,700	7.50%, 06/01/2042	1,905
	California State Dept Veterans Affairs
4,000	3.50%, 12/01/2025	4,079
	California State GO
4,985	6.50%, 04/01/2033	6,264
	California State Health Fac FA Rev
450	5.00%, 11/15/2023 ☼	507
2,000	5.50%, 11/15/2040	2,353
	California State Pollution Control FA
2,805	4.75%, 12/01/2023	3,032
	California State Public Works Board Lease Rev
1,000	5.00%, 04/01/2034	1,107
2,000	5.25%, 10/01/2023	2,381
	California State Public Works Board, Correctional Facilities Improvement
1,000	6.00%, 03/01/2035	1,181
	California State Public Works Board, State University Trustees
2,000	6.25%, 04/01/2034	2,375
	California Statewide Communities DA Rev
2,000	5.00%, 12/01/2041	2,234
	Imperial, CA, Irrigation Dist Elec Rev
2,000	5.25%, 11/01/2031	2,300
	Irvine, CA, Improvement Bond Act
310	3.00%, 09/02/2014	322
	Morongo Band of Mission Indians, CA, Enterprise
1,595	6.50%, 03/01/2028 ■	1,667
	MSR Energy Auth Gas Rev
2,000	6.50%, 11/01/2039	2,517
	Port Oakland, CA, GO
1,000	5.00%, 05/01/2026	1,084
	San Buenaventura, CA, Obligor: Community Memorial Health System
1,000	7.50%, 12/01/2041	1,208
	San Diego, CA, Redev Agency Tax Allocation
3,000	7.00%, 11/01/2039	3,339
	San Francisco City & County, CA, Redev Agency, Community Fac Dist No. 6
530	6.13%, 08/01/2031	533
	San Francisco City & County, CA, Redev Agency, No. 6 Mission Bay South Pub
590	6.25%, 08/01/2033	593
	San Jose, CA, Redev Agency
2,575	5.00%, 08/01/2022	2,592
500	6.50%, 08/01/2023	537
	Santa Cruz County, CA, Redev Agency
1,335	6.63%, 09/01/2029	1,590
	Southern California State Public Power Auth
2,000	5.25%, 07/01/2031	2,368
	Turlock, CA, Irrigation Dist
3,000	5.50%, 01/01/2041	3,457
		54,213
	Colorado - 1.0%
	Baptist Road Rural Transportation Auth, Sales & Use Tax Rev
630	5.00%, 12/01/2026	474
	Colorado State Health Fac Auth Rev
1,500	5.25%, 11/15/2035	1,623
	Denver, CO, City & County Special Fac Airport Rev
2,000	5.25%, 10/01/2032	2,010
		4,107
	Connecticut - 2.1%
	Bridgeport, CT, GO
860	4.00%, 08/15/2014	911
	Connecticut State DA Pollution Control Rev
2,315	1.55%, 05/01/2031	2,330
	Connecticut State Special Obligation Parking Rev
1,290	6.60%, 07/01/2024	1,290
	Hamden, CT, Facilities Rev, Whitney Center Proj Ser A
1,250	7.63%, 01/01/2030	1,380
2,250	7.75%, 01/01/2043	2,419
		8,330
	District of Columbia - 0.4%
	Metropolitan Washington, DC, Airport Auth System Rev
1,450	5.00%, 10/01/2022	1,739

	Florida - 6.5%
	Beeline, FL, Community Development Dist Special Assessment
1,175	7.00%, 05/01/2037	1,233
	Colonial Country Club Community Development Dist, Capital Improvement Rev
1,955	6.40%, 05/01/2033	2,044

1

The Hartford Municipal Opportunities Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 95.3% - (continued)
	Florida - 6.5% - (continued)
	Florida Village Community Development Dist No 8
$2,480	6.38%, 05/01/2038	$2,874
	Greater Orlando, FL, Aviation Auth
3,340	5.00%, 10/01/2021 - 10/01/2024	3,917
	Highlands County, FL, Adventist Health (Prerefunded with US Gov't Securities)
125	5.25%, 11/15/2036	149
	Highlands County, FL, Health Fac Auth
1,905	5.25%, 11/15/2036	2,060
	Hillsborough County, FL, IDA (Prerefunded with US Gov't Securities)
1,150	8.00%, 08/15/2032	1,645
	Jacksonville, FL, Econ Development Commission Obligor: Florida Proton Therapy Institute, Inc
2,000	6.25%, 09/01/2027	2,204
	Jacksonville, FL, Sales Tax Rev
2,700	5.00%, 10/01/2021	3,213
	Lakeland, FL, Retirement Community Rev
1,750	6.38%, 01/01/2043	1,814
	Magnolia Creek, FL, Community Development Dist Capital Improvement
500	0.00%, 05/01/2039 ●	175
	Miami-Dade County, FL, Health Fac Auth
1,000	6.00%, 08/01/2030	1,195
	Orange County, FL, School Board
2,130	5.00%, 08/01/2026	2,498
	River Bend Community Development Dist, Capital Improvement Rev
1,755	0.00%, 11/01/2015 ●	404
	Village, FL Community Development Dist #5
805	6.50%, 05/01/2033	824
		26,249
	Georgia - 2.1%
	Burke County, GA, DA
3,000	1.25%, 01/01/2052	3,014
	Clayton County, GA, DA
2,000	9.00%, 06/01/2035	2,201
	Dekalb Newton & Gwinnett Counties, GA, Joint DA
1,500	6.00%, 07/01/2034	1,741
	Marietta, GA, DA Life University Inc Proj
1,500	7.00%, 06/15/2030	1,596
		8,552
	Illinois - 6.2%
	Aurora, IL, Tax Increment Rev
940	6.75%, 12/30/2027	981
	Chicago, IL, O'Hare International Airport Rev
1,000	5.25%, 01/01/2027	1,033
2,210	6.00%, 01/01/2017	2,346
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
192	0.00%, 03/01/2037 ●	86
	Illinois FA Rev, Art Institute of Chicago Ser A
1,400	6.00%, 03/01/2038	1,597
	Illinois FA Rev, Silver Cross Hospital & Medicine
3,000	5.50%, 08/15/2030	3,254
	Illinois State
2,500	5.00%, 06/15/2019 - 12/15/2019	2,780
	Illinois State FA Rev Obligor: The Admiral at the Lake
3,000	6.00%, 05/15/2017	3,007
	Illinois State GO
1,085	4.00%, 08/01/2014	1,150
1,500	5.00%, 01/01/2022	1,659
1,500	5.25%, 01/01/2021	1,746
	Metropolitan Pier & Exposition Auth, IL
5,000	5.90%, 12/15/2032 ○	1,964
	Railsplitter, IL, Tobacco Settlement Auth
3,000	6.00%, 06/01/2028	3,506
		25,109
	Indiana - 0.5%
	Vigo County, IN, Hospital Auth
2,000	5.75%, 09/01/2042 ■	2,036

	Kentucky - 1.2%
	Louisville & Jefferson County, KY Co
1,710	1.65%, 10/01/2033 Δ	1,714
	Louisville & Jefferson County, KY Metropolitan Government Rev
1,515	5.00%, 12/01/2023	1,823
	Warren County Kentucky Hospital Rev
1,000	5.00%, 10/01/2037 ☼	1,083
		4,620
	Louisiana - 3.1%
	Louisiana State Local Government Environmental Fac Obligor: Westlake Chemical Corp
4,000	6.75%, 11/01/2032	4,490
	Louisiana State Office Fac Corp Lease Rev
3,925	5.00%, 11/01/2021	4,777
	Louisiana State Public Facs Auth Rev
500	5.75%, 07/01/2039	430
	New Orleans, LA, Aviation Board
2,500	6.00%, 01/01/2023	2,971
		12,668
	Massachusetts - 4.9%
	Massachusetts State Development Fin Agency Rev
300	5.00%, 07/01/2014	318
1,200	8.00%, 04/15/2031	1,482
	Massachusetts State GO
8,000	0.16%, 03/01/2026 Δ	8,000
3,335	12.70%, 04/01/2019 λ	5,228
	Massachusetts State Health & Education FA Rev, Simmons College Ser I
2,355	8.00%, 10/01/2039	2,783
	Massachusetts State PA
455	4.00%, 07/01/2022	502
1,035	5.00%, 07/01/2021 - 07/01/2023	1,220
		19,533
	Michigan - 3.3%
	Detroit, MI, Water & Sewage Dept
1,500	5.00%, 07/01/2018	1,701
	Kent, MI, Hospital FA
5,175	6.00%, 07/01/2035	5,406

2

The Hartford Municipal Opportunities Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 95.3% - (continued)
	Michigan - 3.3% - (continued)
	Michigan State Public Educational FA Rev, Limited Obligation Chandler Park Academy
$2,025	6.35%, 11/01/2028	$2,084
	Michigan Strategic Fund Exempt Facilities Rev
1,300	3.20%, 08/01/2027	1,330
	Royal Oak, MI, Hospital FA
2,000	8.25%, 09/01/2039	2,591
		13,112
	Minnesota - 1.5%
	Tobacco Securitization Auth, MN Settlement Rev
5,400	5.25%, 03/01/2026 - 03/01/2031	6,179

	Missouri - 1.1%
	Branson Hills, MO, Infrastructure Fac
100	5.50%, 04/01/2027	76
	Kirkwood, MO, Industrial DA Retirement Community
3,500	8.25%, 05/15/2045	4,203
		4,279
	Nevada - 1.3%
	Las Vegas, NV, Special Improvement Dist 808 & 810
500	6.13%, 06/01/2031	502
	Mesquite, NV, Special Improvement Dist 07-01
460	6.00%, 08/01/2027	419
	Nevada State GO
3,500	5.00%, 08/01/2019 ‡	4,274
		5,195
	New Jersey - 2.9%
	New Jersey Health Care Facilities FA, Hospital Asset Transformation
2,855	5.75%, 10/01/2031	3,353
	New Jersey State Econ DA
1,530	5.00%, 06/15/2018	1,758
1,995	6.25%, 09/15/2019	2,005
	New Jersey State Educational FA Rev, University of Medicine & Dentistry
2,000	7.50%, 12/01/2032	2,447
	New Jersey State Housing & Mortgage FA
1,980	4.50%, 10/01/2030	2,135
		11,698
	New Mexico - 1.1%
	Los Alamos County, NM, Tax Improvement Rev
3,000	5.88%, 06/01/2027	3,627
	Montecito Estates, NM, Public Improvement Dist
965	7.00%, 10/01/2037	990
		4,617
	New York - 7.8%
	Erie County, NY, IDA Global Concepts Charter School Proj
1,510	6.25%, 10/01/2037	1,521
	New York & New Jersey PA
2,000	5.00%, 12/01/2023	2,143
	New York City, NY, Transitional FA Rev
5,000	0.18%, 08/01/2031 ‡Δ	5,000
	New York State Dormitory Auth Non State Supported Debt, Orange Regional Med Center
1,500	6.13%, 12/01/2029	1,654
	New York State Dormitory Auth Rev
5,570	5.00%, 03/15/2022 - 12/15/2029	6,802
	New York State Thruway Auth
1,000	5.00%, 01/01/2019	1,194
	New York, NY, GO
4,000	6.25%, 10/15/2028	5,021
	Newburth, NY, GO
1,145	5.00%, 06/15/2019	1,227
	TSASC, Inc NY
2,500	5.00%, 06/01/2034	1,949
	Ulster County, NY, IDA
3,750	6.00%, 09/15/2037 - 09/15/2042	2,691
	Ulster County, NY, IDA Kingston Regional Senior Living Proj
3,000	6.00%, 09/15/2027	2,200
		31,402
	North Carolina - 0.7%
	North Carolina Medical Care Commission Retirement FA Rev, First Mortgage Galloway Ridge
1,555	5.88%, 01/01/2031	1,706
	North Carolina State Medical Care Commission Obligor: Galloway Ridge, Inc
1,000	6.00%, 01/01/2039	1,082
		2,788
	Ohio - 3.5%
	Allen County, OH, Hospital Fac Rev
2,000	5.00%, 05/01/2023	2,365
	Buckeye, OH, Tobacco Settlement FA
4,580	6.00%, 06/01/2042	3,779
5,795	6.50%, 06/01/2047	5,133
	Hamilton County, OH, Health Care Fac Rev
1,750	5.00%, 06/01/2019 - 06/01/2020	2,001
	Ohio State Hospital Fac Rev
880	5.50%, 01/01/2039	994
		14,272
	Oklahoma - 0.6%
	Norman, OK, Regional Hospital Auth Rev
2,310	5.25%, 09/01/2019	2,495

	Oregon - 0.8%
	Oregon State Health & Science University Rev
2,500	5.00%, 07/01/2020 - 07/01/2022	3,022

	Other U.S. Territories - 1.4%
	Guam Government GO
2,000	6.75%, 11/15/2029	2,239
	Guam Government, Dept of Education John F Kennedy High School Ser A
2,000	6.63%, 12/01/2030	2,189
	Guam Government, Limited Obligation Rev Section 30 Ser A
935	5.75%, 12/01/2034	1,051
		5,479

3

The Hartford Municipal Opportunities Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 95.3% - (continued)
	Pennsylvania - 4.2%
	Allegheny County, PA, Industrial DA Charter School
$1,215	6.75%, 08/15/2035	$1,279
	Harrisburg, PA, Auth
2,000	5.25%, 07/15/2031	1,808
	Pennsylvania Econ Development FA Rev, Allegheny Energy Supply
3,000	7.00%, 07/15/2039	3,551
	Pennsylvania State GO
1,000	7.00%, 07/15/2028	1,161
	Pennsylvania State IDA
2,250	5.00%, 07/01/2021	2,715
	Pennsylvania State Turnpike Commission Rev
1,335	6.00%, 06/01/2028	1,584
	Philadelphia, PA, Municipal Auth
750	6.38%, 04/01/2029	870
800	6.50%, 04/01/2034	926
	Pittsburgh, PA, School Dist GO
2,325	5.00%, 09/01/2021 - 09/01/2023	2,849
		16,743
	Rhode Island - 0.5%
	Cranston, RI GO
1,415	5.00%, 07/01/2019	1,627
	Rhode Island Tobacco Settlement Financing Corp
375	6.00%, 06/01/2023	376
		2,003
	South Carolina - 0.2%
	Lancaster County, SC, Sun City Assessment
1,987	0.00%, 11/01/2017 ●	934

	South Dakota - 1.1%
	South Dakota State Education Enhancement
4,030	6.50%, 06/01/2032	4,180
	South Dakota State Housing DA
185	6.13%, 05/01/2033	187
		4,367
	Tennessee - 0.2%
	Johnson City Health & Educational Facilities
500	6.50%, 07/01/2038	595

	Texas - 10.9%
	Brazos Harbor, TX, Industrial Development Corp
1,500	5.90%, 05/01/2038	1,661
	Brazos River Harbor, TX, Navigation Dist
1,000	5.95%, 05/15/2033	1,107
	Clifton, TX, Higher Education Fin Corp
2,000	8.75%, 02/15/2028	2,293
	Dallas-Fort Worth, TX, International Airport Rev
2,000	5.00%, 11/01/2038 ☼	2,164
365	6.00%, 11/01/2032	366
	Dallas-Fort Worth, TX, International Fac
2,000	6.15%, 01/01/2016	2,002
	Houston, TX, Higher Education Fin Corp
465	5.88%, 05/15/2021	551
1,000	6.88%, 05/15/2041	1,211
	Kimble County, TX, Hospital Dist GO
2,500	6.25%, 08/15/2033	2,758
	Lewisville, TX, Combination Contract Rev
3,940	6.13%, 09/01/2029	4,104
	Lewisville, TX, Combination Contract Rev (Prerefunded with US Gov't Securities)
60	6.13%, 09/01/2029	67
	Lower Colorado River, TX, Auth Rev
55	7.25%, 05/15/2037	62
	Lower Colorado River, TX, Auth Rev (Prerefunded with US Gov't Securities)
2,945	7.25%, 05/15/2037	3,504
	Maverick County, TX, Public Fac Corp Proj Rev
1,325	6.25%, 02/01/2024	1,231
	North, TX, Tollway Auth Rev
2,995	5.00%, 01/01/2022 ☼	3,523
	San Antonio, TX Airport System Rev
1,985	5.00%, 07/01/2023	2,364
	Texas Private Activity Surface Transportation, LBJ Infrastructure Group
1,000	7.00%, 06/30/2040	1,221
	Texas State Midwest Public Fac Corp Rev
3,000	0.00%, 10/01/2030 ●	900
	Texas State Municipal Gas Acquisition & Supply
1,500	5.63%, 12/15/2017	1,658
	Texas State Private Activity Surface Transportation
3,000	6.88%, 12/31/2039	3,604
	Texas State Public FA Charter School
3,555	5.38%, 02/15/2037	3,636
1,000	6.20%, 02/15/2040	1,145
	Travis County, TX, Health Fac Development
2,000	7.13%, 11/01/2040	2,334
	Travis County, TX, Health Fac, Querencia Barton Creek Project
600	5.65%, 11/15/2035	601
		44,067
	Virginia - 1.4%
	Norfolk, VA, Redev & Housing Auth Rev Obligor: Fort Norfolk Retirement Community, Inc
1,005	6.13%, 01/01/2035	1,012
	Peninsula Town Ctr, VA, Community DA
298	6.45%, 09/01/2037	314
	Virginia State Small Business FA Rev Obligor: Hamptons Road Pronton Beam Therapy
2,000	9.00%, 07/01/2039	2,168
	Washington County, VA, Industrial DA Hospital
1,750	7.75%, 07/01/2038	2,172
		5,666
	Washington - 3.3%
	Grant County, WA, Utility Dist #2
3,730	5.00%, 01/01/2022 - 01/01/2023	4,434
	King County, WA, Public Hospital GO
3,000	7.25%, 12/01/2038	3,174
	Washington State Health Care Facilities Auth, VA Mason Medical
3,600	6.13%, 08/15/2037	3,879

4

The Hartford Municipal Opportunities Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
MUNICIPAL BONDS - 95.3% - (continued)
	Washington - 3.3% - (continued)
	Washington State, Health Care Fac Auth
$1,650	5.00%, 10/01/2042		$1,956
			13,443
	West Virginia - 0.8%
	West Virginia Econ Development Auth Solid Waste Disposal Facs
915	2.25%, 01/01/2041		915
	West Virginia State Hospital FA
2,000	9.13%, 10/01/2041		2,424
			3,339
	Wisconsin - 1.9%
	Wisconsin Health & Educational Facilities Auth
3,000	5.00%, 02/15/2040		3,214
	Wisconsin State General Fund
185	5.75%, 05/01/2033		221
1,295	6.00%, 05/01/2036		1,587
	Wisconsin State Health & Educational Fac Auth Rev
2,465	5.25%, 08/15/2024		2,626
			7,648
	Total municipal bonds
	(cost $354,245)		$383,890

	Total long-term investments
	(cost $354,245)		$383,890

SHORT-TERM INVESTMENTS - 5.7%
	Investment Pools and Funds - 5.7%
$22,826	JP Morgan Tax Free Money Market Fund		$22,826

	Total short-term investments
	(cost $22,826)		$22,826

	Total investments
	(cost $377,071) ▲	101.0%	$406,716
	Other assets and liabilities	(1.0)%	(4,127)
	Total net assets	100.0%	$402,589

5

The Hartford Municipal Opportunities Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	Also represents cost for tax purposes.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2012.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $9,086, which represents 2.3% of total net assets.

λ	Inverse floating rate certificate issued by a third party securitization trust and purchased directly through a cash transaction; rate varies inversely to short-term interest rates and the rate presented is the effective rate at July 31, 2012.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $7,178 at July 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
IDA	Industrial Development Authority Bond
PA	Port Authority
Rev	Revenue
VA	Veterans Administration

Distribution by Credit Quality
as of July 31, 2012
Percentage of
Credit Rating *	Net Assets
Aaa / AAA	2.9%
Aa / AA	19.8
A	23.8
Baa / BBB	18.9
Ba / BB	5.4
B	4.8
Caa / CCC or Lower	0.8
Unrated	18.9
Non Debt Securities and Other Short-Term Instruments	5.7
Other Assets & Liabilities	(1.0)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

6

The Hartford Municipal Opportunities Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Diversification by Industry
as of July 31, 2012
Industry	Percentage of Net Assets
Airport Revenues	5.9%
General Obligations	12.5
Health Care/Services	21.6
Higher Education (Univ., Dorms, etc.)	10.6
Housing (HFA'S, etc.)	2.2
Industrial	5.7
Miscellaneous	13.8
Pollution Control	1.4
Prerefunded	1.3
Special Tax Assessment	4.1
Tax Allocation	5.7
Transportation	2.9
Utilities - Combined	0.9
Utilities - Electric	4.6
Utilities - Gas	1.0
Utilities - Water and Sewer	0.9
Waste Disposal	0.2
Short-Term Investments	5.7
Other Assets and Liabilities	(1.0)
Total	100.0%

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Municipal Bonds	383,890	–	383,890	–
Short-Term Investments	22,826	22,826	–	–
Total	$406,716	$22,826	$383,890	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

7

The Hartford Short Duration Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 14.3%
Finance and Insurance - 14.2%
	Captive Auto Finance - 4.8%
	Ally Automotive Receivables Trust
$422	1.38%, 07/15/2014	$424
1,000	2.29%, 11/16/2015 ■	1,025
1,500	3.29%, 03/15/2015 ■	1,557
	Ally Master Owner Trust
1,975	1.21%, 06/15/2017	1,977
1,000	2.88%, 04/15/2015 ■	1,012
	AmeriCredit Automobile Receivables Trust
405	0.90%, 09/08/2014	405
	Bank of America Automotive Trust
214	1.39%, 03/15/2014 ■	214
	Capital Automotive Receivables Asset Trust
1,000	6.35%, 03/17/2014 ■	1,006
	Credit Acceptance Automotive Loan Trust
1,115	2.20%, 09/16/2019 ■	1,121
	Ford Credit Automotive Owner Trust
201	0.68%, 01/15/2014	202
1,825	2.62%, 10/15/2016	1,881
1,200	2.98%, 08/15/2014	1,216
	Harley-Davidson Motorcycle Trust
2,571	0.96%, 05/16/2016	2,580
500	1.99%, 01/15/2016	503
	Hyundai Automotive Receivables Trust
650	1.65%, 02/15/2017	665
2,100	2.27%, 02/15/2017	2,161
	Nissan Automotive Receivables Owner Trust
490	1.18%, 02/16/2015	494
	Nissan Master Owner Trust Receivables
1,500	1.40%, 01/15/2015 ■Δ	1,507
	Prestige Automotive Receivables Trust
1,575	1.23%, 12/15/2015 ■	1,577
	Volkswagen Automotive Lease Trust
180	1.31%, 01/20/2014	180
	Volvo Financial Equipment LLC
1,836	0.91%, 08/17/2015 ■	1,843
	World Omni Automotive Receivables Trust
1,500	2.33%, 09/15/2016	1,538
		25,088
	Credit Card Issuing - 0.5%
	Bank One Issuance Trust
2,260	4.77%, 02/16/2016	2,332

	Real Estate Credit (Mortgage Banking) - 8.9%
	Avis Budget Rental Car Funding AESOP LLC
1,800	1.85%, 11/20/2013 ■	1,814
	Banc of America Commercial Mortgage, Inc.
1,008	5.45%, 01/15/2049	1,069
1,000	5.78%, 04/10/2049 Δ	1,103
	Bayview Commercial Asset Trust
6,995	17.22%, 01/25/2037 ■►	285
7,199	21.79%, 09/25/2037 ■►	646
	Bayview Financial Acquisition Trust
409	4.91%, 02/25/2033 ■	420
2,000	5.64%, 11/28/2036	1,847
	Bear Stearns Asset Backed Securities, Inc.
346	5.66%, 09/25/2033 Δ	325
	Bear Stearns Commercial Mortgage Securities, Inc.
30,888	4.53%, 02/11/2041 ►	47
12,625	14.94%, 11/11/2041 ►	31
	CBA Commercial Small Balance Commercial Mortgage
6,150	8.52%, 01/25/2039 ■►	338
	CFCRE Commercial Mortgage Trust
1,500	3.76%, 04/15/2044 ■	1,613
	Chesapeake Funding LLC
1,185	0.99%, 11/07/2023 ■Δ	1,187
	Commercial Mortgage Pass-Through Certificates
843	3.16%, 11/01/2015 ■	893
	DBUBS Mortgage Trust
3,092	3.39%, 01/01/2021 ■►	164
1,345	3.64%, 08/10/2044	1,464
970	3.74%, 11/10/2046 ■	1,051
	Equity One ABS, Inc.
20	2.75%, 07/25/2034 Δ	1
	Ford Credit Floorplan Master Owner Trust
1,725	1.50%, 09/15/2015	1,742
	GMAC Commercial Mortgage Securities, Inc.
1,096	6.50%, 05/15/2035 ■	1,133
	Goldman Sachs Mortgage Securities Corp. II
214	5.48%, 11/10/2039	215
1,500	5.55%, 04/10/2038	1,683
	Hasco HIM Trust
44	0.00%, 12/26/2035 ■●	–
	John Deere Owner Trust
1,870	1.96%, 04/16/2018	1,920
	JP Morgan Chase Commercial Mortgage Securities Corp.
950	3.36%, 11/13/2044 ■	1,022
1,913	3.85%, 06/15/2043 ■	2,031
115	4.30%, 01/15/2038	117
723	4.93%, 09/12/2037	744
253	4.96%, 08/15/2042	257
1,450	5.77%, 06/12/2041 Δ	1,552
	LB-UBS Commercial Mortgage Trust
129	5.30%, 02/15/2040	129
	Long Beach Asset Holdings Corp.
180	0.00%, 04/25/2046 ■●	–
	Merrill Lynch Mortgage Trust
13,429	0.43%, 09/12/2042 Δ	22
1,000	4.86%, 08/12/2039	1,069
1,000	6.04%, 11/12/2016 Δ	1,035
	Merrill Lynch/Countrywide Commercial Mortgage Trust
250	5.11%, 12/12/2049	251
	Morgan Stanley Capital I
1,400	3.22%, 07/15/2049	1,504
1,500	3.88%, 09/15/2047 ■	1,623
2,500	4.97%, 04/14/2040	2,652
1,490	5.11%, 06/15/2040	1,571

1

The Hartford Short Duration Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 14.3% - (continued)
Finance and Insurance - 14.2% - (continued)
	Real Estate Credit (Mortgage Banking) - 8.9% - (continued)
	National Credit Union Administration
$838	1.60%, 10/29/2020	$849
	Renaissance Home Equity Loan Trust
108	0.00%, 04/25/2037 ■●	–
	SBAC
1,310	2.93%, 12/15/2017 ■☼	1,310
	Silverstone Master Issuer
415	2.00%, 01/21/2055 ■Δ	420
	Sovereign Commercial Mortgage Securities
1,063	5.99%, 07/22/2030 ■Δ	1,084
	Voyager Countrywide Delaware Trust
565	7.72%, 11/26/2035 ■○	420
	Wachovia Bank Commercial Mortgage Trust
421	4.50%, 10/15/2041	428
2,000	4.80%, 10/15/2041	2,150
371	5.25%, 12/15/2043	378
1,500	5.48%, 04/15/2047	1,666
1,631	5.62%, 05/15/2046	1,737
		47,012
		74,432
Transportation Equipment Manufacturing - 0.1%
	Railroad Rolling Stock Manufacturing - 0.1%
	GE Equipment Transportation LLC
730	0.99%, 11/23/2015	733

	Total asset & commercial mortgage backed securities
	(cost $74,518)	$75,165

CERTIFICATES OF DEPOSIT - 0.2%
Finance and Insurance - 0.2%
	Monetary Authorities - Central Banks - 0.2%
	Deutsche Bank AG New York,
$1,000	1.11%, 1/18/2013 Δ	$1,000

	Total certificates of deposit
	(cost $1,000)	$1,000

CORPORATE BONDS - 57.1%
Accommodation and Food Services - 0.2%
	Traveler Accommodation - 0.2%
	MGM Mirage, Inc.
$1,145	11.13%, 11/15/2017	$1,280

Arts, Entertainment and Recreation - 1.6%
	Cable and Other Subscription Programming - 1.2%
	DirecTV Holdings LLC
1,681	2.40%, 03/15/2017	1,726
1,100	3.50%, 03/01/2016	1,173
	Echostar DBS Corp.
725	7.13%, 02/01/2016	800
	Viacom, Inc.
1,650	1.25%, 02/27/2015	1,664
	Virgin Media Finance plc
690	9.50%, 08/15/2016	772
		6,135
	Radio and Television Broadcasting - 0.4%
	NBC Universal Media LLC
2,000	2.10%, 04/01/2014	2,039

		8,174
Beverage and Tobacco Product Manufacturing - 1.9%
	Beverage Manufacturing - 1.8%
	Anheuser-Busch InBev Worldwide, Inc.
1,730	1.38%, 07/15/2017	1,747
540	1.50%, 07/14/2014	550
1,000	5.38%, 11/15/2014	1,108
	Constellation Brands, Inc.
1,210	7.25%, 09/01/2016	1,382
	Diageo Capital plc
2,275	1.50%, 05/11/2017	2,319
	Molson Coors Brewing Co.
311	2.00%, 05/01/2017	317
	PepsiCo, Inc.
1,209	0.80%, 08/25/2014	1,217
	Pernod-Ricard S.A
1,000	2.95%, 01/15/2017 ■	1,032
		9,672
	Tobacco Manufacturing - 0.1%
	Altria Group, Inc.
500	7.75%, 02/06/2014	550

		10,222
Chemical Manufacturing - 1.0%
	Basic Chemical Manufacturing - 0.7%
	Airgas, Inc.
1,000	2.85%, 10/01/2013	1,023
	Dow Chemical Co.
1,000	7.60%, 05/15/2014	1,112
	PPG Industries, Inc.
1,500	1.90%, 01/15/2016	1,544
		3,679
	Other Chemical and Preparation Manufacturing - 0.3%
	Ecolab, Inc.
1,430	2.38%, 12/08/2014	1,484

		5,163
Computer and Electronic Product Manufacturing - 2.1%
	Communications Equipment Manufacturing - 0.2%
	Nextel Communications, Inc.
1,330	7.38%, 08/01/2015	1,340

	Computer and Peripheral Equipment Manufacturing - 1.0%
	Hewlett-Packard Co.
4,000	2.60%, 09/15/2017	3,991

2

The Hartford Short Duration Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 57.1% - (continued)
Computer and Electronic Product Manufacturing - 2.1% - (continued)
	Computer and Peripheral Equipment Manufacturing - 1.0% - (continued)
	Seagate Technology plc
$1,140	10.00%, 05/01/2014 ■	$1,265
		5,256
	Navigational, Measuring, and Control Instruments - 0.9%
	Lockheed Martin Corp.
1,805	2.13%, 09/15/2016	1,877
	Raytheon Co.
1,740	1.40%, 12/15/2014	1,771
	Thermo Fisher Scientific, Inc.
1,000	2.15%, 12/28/2012	1,005
		4,653
		11,249
Construction - 0.3%
	Residential Building Construction - 0.3%
	CRH America, Inc.
1,340	5.30%, 10/15/2013	1,400

Finance and Insurance - 32.2%
	Captive Auto Finance - 0.9%
	American Honda Finance Corp.
2,000	3.50%, 03/16/2015 ■	2,124
	Ford Motor Credit Co.
2,700	2.75%, 05/15/2015	2,721
		4,845
	Commercial Banking - 5.2%
	Banco Santander Brasil S.A
980	4.25%, 01/14/2016 ■	978
	Barclays Bank plc
1,000	2.50%, 01/23/2013	1,007
	Commonwealth Bank of Australia
1,500	2.13%, 03/17/2014 ■	1,523
	Credit Suisse New York
1,000	1.42%, 01/14/2014 Δ	1,001
1,000	5.00%, 05/15/2013	1,031
	DnB NOR Boligkreditt AS
2,000	3.20%, 04/03/2017 ■	2,066
	HSBC Bank plc
1,000	1.26%, 01/17/2014 ■Δ	1,002
2,000	1.63%, 08/12/2013 ■	2,012
	HSBC Bank USA
1,000	4.63%, 04/01/2014	1,046
	Key Bank NA
2,000	4.95%, 09/15/2015	2,159
1,000	5.80%, 07/01/2014	1,073
	Manufacturers & Traders Trust Co.
1,045	5.59%, 12/28/2020	1,038
	National Australia Bank Ltd.
1,000	1.18%, 04/11/2014 ■Δ	1,001
	Nordea Bank Ab
833	1.36%, 01/14/2014 ■Δ	835
1,420	2.25%, 03/20/2015 ■	1,439
	Santander Holdings USA
738	4.63%, 04/19/2016	732
	State Street Bank & Trust Co.
800	0.67%, 12/08/2015 Δ	782
	Svenska Handelsbanken Ab
1,000	3.13%, 07/12/2016	1,041
1,000	4.88%, 06/10/2014 ■	1,060
	Union Bank NA
2,000	5.95%, 05/11/2016	2,274
	Westpac Banking Corp.
1,000	1.19%, 03/31/2014 ■Δ	1,002
1,000	2.10%, 08/02/2013	1,016
		27,118
	Credit Card Issuing - 0.1%
	Capital One Financial Corp.
750	6.25%, 11/15/2013	794

	Depository Credit Banking - 8.1%
	Bank of America Corp.
4,000	1.87%, 01/30/2014 ‡Δ	3,998
	Bank of New York Mellon Corp.
1,500	1.97%, 06/20/2017 Δ	1,545
	Bank of Nova Scotia
3,000	2.15%, 08/03/2016 ■‡	3,147
	BB&T Corp.
1,000	3.38%, 09/25/2013	1,030
2,000	5.70%, 04/30/2014	2,167
	Canadian Imperial Bank of Commerce
2,000	1.45%, 09/13/2013	2,024
	Citigroup, Inc.
2,479	3.95%, 06/15/2016 ‡	2,583
2,000	4.45%, 01/10/2017 ‡	2,137
2,000	4.59%, 12/15/2015 ‡	2,128
	Comerica, Inc.
1,000	3.00%, 09/16/2015	1,046
	Fifth Third Bancorp
2,000	0.58%, 05/17/2013 Δ	1,993
636	3.63%, 01/25/2016	678
1,000	4.75%, 02/01/2015	1,069
	HSBC Bank plc
950	1.12%, 08/12/2013 ■Δ	951
	PNC Funding Corp.
907	2.70%, 09/19/2016	959
3,000	3.63%, 02/08/2015	3,207
	SunTrust Banks, Inc.
2,500	0.76%, 04/01/2015 Δ	2,396
1,337	5.25%, 11/05/2012	1,353
	Toronto-Dominion Bank
2,000	2.50%, 07/14/2016	2,093
	U.S. Bancorp
4,000	1.65%, 05/15/2017	4,083
	Wells Fargo & Co.
1,000	2.10%, 05/08/2017	1,024
	Wells Fargo Bank NA
1,000	0.68%, 05/16/2016 Δ	960
		42,571
	Insurance Carriers - 4.5%
	American International Group, Inc.
1,500	3.65%, 01/15/2014	1,537
	ASIF Global Financing XIX
1,500	4.90%, 01/17/2013 ■	1,513

3

The Hartford Short Duration Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 57.1% - (continued)
Finance and Insurance - 32.2% - (continued)
	Insurance Carriers - 4.5% - (continued)
	Berkshire Hathaway Finance Corp.
$3,000	1.60%, 05/15/2017 ‡	$3,063
	Cigna Corp.
503	2.75%, 11/15/2016	525
	CNA Financial Corp.
2,000	6.50%, 08/15/2016	2,272
	Jackson National Life Global Funding
2,500	5.38%, 05/08/2013 ■	2,583
	MetLife Global Funding I
2,100	1.70%, 06/29/2015 ■	2,115
2,000	2.00%, 01/09/2015 ■	2,036
	MetLife Institutional Funding II
3,500	1.63%, 04/02/2015 ■	3,512
	New York Life Global Funding
2,000	2.45%, 07/14/2016 ■	2,085
	Prudential Financial, Inc.
2,000	6.20%, 01/15/2015	2,215
		23,456
	International Trade Financing (Foreign Banks) - 2.4%
	Corpoacion Andina De Fomento
1,500	3.75%, 01/15/2016	1,567
1,000	5.20%, 05/21/2013	1,031
	Royal Bank of Canada
3,500	1.15%, 03/13/2015	3,547
	Royal Bank of Scotland plc
1,500	3.40%, 08/23/2013	1,525
1,000	3.95%, 09/21/2015	1,027
	Standard Chartered plc
3,570	3.20%, 05/12/2016 ■	3,712
		12,409
	Monetary Authorities - Central Bank - 0.7%
	ABN Amro Bank N.V
1,429	4.25%, 02/02/2017 ■	1,510
	Lloyds Banking Group plc
1,500	4.38%, 01/12/2015 ■	1,558
	Lloyds TSB Bank plc
820	4.20%, 03/28/2017	855
		3,923
	Nondepository Credit Banking - 4.3%
	Ally Financial, Inc.
1,230	7.50%, 12/31/2013	1,323
	American Express Credit Corp.
2,000	2.80%, 09/19/2016	2,141
	Capital One Bank
2,441	6.50%, 06/13/2013	2,550
	Capital One Financial Corp.
1,455	2.15%, 03/23/2015	1,478
	CIT Group, Inc.
1,000	4.75%, 02/15/2015 ■	1,040
	General Electric Capital Corp.
1,250	1.09%, 04/07/2014 Δ	1,251
3,000	1.63%, 07/02/2015	3,032
2,000	2.15%, 01/09/2015	2,050
3,000	2.30%, 04/27/2017	3,067
	John Deere Capital Corp.
1,500	0.88%, 04/17/2015	1,509
	SLM Corp.
610	6.00%, 01/25/2017	639
	Toyota Motor Credit Corp.
1,000	0.88%, 07/17/2015	1,005
1,750	1.75%, 05/22/2017	1,803
		22,888
	Other Financial Investment Activities - 1.3%
	BP Capital Markets plc
2,250	1.85%, 05/05/2017 ‡	2,310
	TIAA Global Markets, Inc.
2,150	4.95%, 07/15/2013 ■	2,235
	Xstrata Canada Finance Corp.
2,000	2.85%, 11/10/2014 ■	2,054
		6,599
	Real Estate Investment Trust (REIT) - 0.3%
	Health Care REIT, Inc.
688	3.63%, 03/15/2016	718
	Host Marriott L.P.
730	6.75%, 06/01/2016	750
		1,468
	Securities and Commodity Contracts and Brokerage - 4.4%
	Goldman Sachs Group, Inc.
2,000	1.47%, 02/07/2014 Δ	1,981
3,000	3.30%, 05/03/2015	3,052
1,279	3.63%, 02/07/2016	1,309
243	6.00%, 05/01/2014	260
	JP Morgan Chase & Co.
3,000	0.80%, 06/13/2016 Δ	2,798
1,000	1.25%, 01/24/2014 Δ	1,004
2,000	3.45%, 03/01/2016	2,115
1,500	4.65%, 06/01/2014	1,594
	Merrill Lynch & Co., Inc.
2,000	6.05%, 05/16/2016	2,121
	Morgan Stanley
1,500	2.05%, 01/24/2014 Δ	1,478
2,000	3.80%, 04/29/2016	1,981
1,000	4.20%, 11/20/2014	1,018
	UBS AG Stamford CT
2,500	2.25%, 01/28/2014	2,527
		23,238
		169,309
Food Manufacturing - 0.5%
	Animal Slaughtering and Processing - 0.1%
	JBS USA LLC
483	11.63%, 05/01/2014	548

	Fruit, Vegetable Preserving and Specialty Food - 0.2%
	Smithfield Foods, Inc.
1,140	10.00%, 07/15/2014	1,342

	Sugar and Confectionery Product Manufacturing - 0.2%
	Wrigley Jr., William Co.
1,000	3.05%, 06/28/2013 ■	1,012

		2,902

4

The Hartford Short Duration Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 57.1% - (continued)
Furniture and Related Product Manufacturing - 0.4%
	Household, Institution Furniture, Kitchen Cabinet - 0.4%
	Masco Corp.
$1,450	4.80%, 06/15/2015	$1,495
	Newell Rubbermaid, Inc.
725	2.00%, 06/15/2015	731
		2,226
Health Care and Social Assistance - 1.8%
	Medical Equipment and Supplies Manufacturing - 0.4%
	Carefusion Corp.
500	4.13%, 08/01/2012	500
	Covidien International Finance S.A
1,500	1.88%, 06/15/2013	1,516
		2,016
	Pharmaceutical and Medicine Manufacturing - 1.4%
	Aristotle Holding, Inc.
4,000	2.10%, 02/12/2015 ■	4,057
	Glaxosmithkline Capital, Inc.
1,000	1.50%, 05/08/2017	1,020
	Teva Pharmaceuticals Finance IV LLC
1,425	1.70%, 11/10/2014	1,453
	Valeant Pharmaceuticals International
790	6.50%, 07/15/2016 ■	838
		7,368
		9,384
Information - 2.6%
	Data Processing Services - 0.2%
	Affiliated Computer Services, Inc.
1,000	5.20%, 06/01/2015	1,078

	Satellite Telecommunications - 0.0%
	Inmarsat Finance plc
210	7.38%, 12/01/2017 ■	227

	Telecommunications - Other - 0.6%
	Telefonica Emisiones SAU
1,000	0.80%, 02/04/2013 Δ	986
	Vivendi S.A
2,005	2.40%, 04/10/2015 ■	2,006
		2,992
	Telecommunications - Wired Carriers - 1.2%
	AT&T, Inc.
1,500	2.40%, 08/15/2016	1,580
	British Telecommunications plc
505	2.00%, 06/22/2015	516
	Deutsche Telekom International Finance B.V
2,000	3.13%, 04/11/2016 ■	2,094
	Frontier Communications Co.
499	7.88%, 04/15/2015	551
	Videotron Ltee
1,195	9.13%, 04/15/2018	1,306
		6,047
	Telecommunications - Wireless Carriers - 0.2%
	America Movil S.A.B. de C.V
1,200	2.38%, 09/08/2016	1,238

	Wireless Communications Services - 0.4%
	Verizon Communications, Inc.
1,500	1.07%, 03/28/2014 Δ	1,513
450	4.35%, 02/15/2013	459
		1,972
		13,554
Machinery Manufacturing - 1.3%
	Agriculture, Construction, Mining and Machinery - 0.9%
	Case New Holland, Inc.
1,240	7.75%, 09/01/2013	1,317
	Caterpillar, Inc.
2,000	0.95%, 06/26/2015	2,023
	Ingersoll-Rand Global Holding Co.
1,385	6.00%, 08/15/2013	1,458
		4,798
	Commercial and Service Industry Machinery Manufacturing - 0.4%
	Xerox Corp.
1,960	1.87%, 09/13/2013 Δ	1,973

		6,771
Mining - 2.0%
	Metal Ore Mining - 1.1%
	Codelco, Inc.
2,000	6.38%, 11/30/2012 ■	2,031
	Rio Tinto Finance USA Ltd.
2,050	2.00%, 03/22/2017	2,120
	Teck Resources Ltd.
1,500	2.50%, 02/01/2018 ☼	1,503
		5,654
	Nonmetallic Mineral Mining and Quarrying - 0.9%
	BHP Billiton Finance USA Ltd.
2,500	6.75%, 11/01/2013 ‡	2,693
	Vale Overseas Ltd.
1,720	6.25%, 01/23/2017	1,972
		4,665
		10,319
Miscellaneous Manufacturing - 0.5%
	Aerospace Product and Parts Manufacturing - 0.5%
	Textron, Inc.
1,500	4.63%, 09/21/2016	1,628
	United Technologies Corp.
1,215	1.20%, 06/01/2015	1,234
		2,862
Motor Vehicle and Parts Manufacturing - 0.7%
	Motor Vehicle Manufacturing - 0.7%
	Daimler Finance NA LLC
3,800	1.88%, 09/15/2014 ■	3,856

Petroleum and Coal Products Manufacturing - 4.0%
	Oil and Gas Extraction - 2.2%
	BP Capital Markets plc
1,000	3.75%, 06/17/2013	1,026
	Canadian Natural Resources Ltd.
2,300	1.45%, 11/14/2014	2,335
	Chesapeake Energy Corp.
660	9.50%, 02/15/2015	710

5

The Hartford Short Duration Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 57.1% - (continued)
Petroleum and Coal Products Manufacturing - 4.0% - (continued)
	Oil and Gas Extraction - 2.2% - (continued)
	Devon Energy Corp.
$3,100	2.40%, 07/15/2016	$3,229
	Petrobras International Finance Co.
1,100	3.88%, 01/27/2016	1,144
1,000	6.13%, 10/06/2016	1,128
	Statoilhydro ASA
391	3.88%, 04/15/2014	412
	Total Capital Canada Ltd.
606	0.84%, 01/17/2014 Δ	609
	Total Capital International S.A
1,155	1.55%, 06/28/2017	1,174
		11,767
	Petroleum and Coal Products Manufacturing - 1.2%
	ConocoPhillips
1,000	4.60%, 01/15/2015	1,099
	Hess Corp.
500	7.00%, 02/15/2014	546
	Motiva Enterprises LLC
496	5.20%, 09/15/2012 ■	499
	Schlumberger Norge AS
925	1.25%, 08/01/2017 ■	926
1,400	1.95%, 09/14/2016 ■	1,445
	Valero Energy Corp.
1,500	4.75%, 06/15/2013	1,549
		6,064
	Support Activities For Mining - 0.6%
	Transocean, Inc.
3,000	1.50%, 12/15/2037 ۞	2,970

		20,801
Pipeline Transportation - 0.5%
	Pipeline Transportation of Natural Gas - 0.5%
	Enterprise Products Operating LLC
2,000	5.65%, 04/01/2013	2,059
	Kinder Morgan Energy Partners L.P.
790	3.50%, 03/01/2016	843
		2,902
Primary Metal Manufacturing - 0.7%
	Iron, Steel Mills and Ferroalloy Manufacturing - 0.7%
	ArcelorMittal
1,380	3.75%, 02/25/2015 - 03/01/2016	1,393
1,228	5.38%, 06/01/2013	1,263
1,000	9.00%, 02/15/2015	1,129
		3,785
Professional, Scientific and Technical Services - 0.2%
	Computer Systems Design and Related Services - 0.2%
	IBM Corp.
970	1.95%, 07/22/2016	1,012

Real Estate, Rental and Leasing - 1.0%
	Automotive Equipment Rental and Leasing - 0.2%
	Ryder System, Inc.
1,070	3.15%, 03/02/2015	1,108

	General Rental Centers - 0.5%
	ERAC USA Finance Co.
1,175	2.75%, 07/01/2013 ■	1,191
1,388	5.80%, 10/15/2012 ■	1,401
		2,592
	Industrial Machinery, Equipment Rental and Leasing - 0.3%
	COX Communications, Inc.
1,500	7.13%, 10/01/2012	1,515

		5,215
Retail Trade - 0.5%
	Building Material and Supplies Dealers - 0.3%
	Lowe's Co., Inc.
1,500	1.63%, 04/15/2017	1,532

	Other Motor Vehicle Dealers - 0.2%
	Harley-Davidson Financial Services, Inc.
810	3.88%, 03/15/2016 ■	860

		2,392
Transportation Equipment Manufacturing - 0.3%
	Ship and Boat Building - 0.3%
	General Dynamics Corp.
1,760	2.25%, 07/15/2016	1,853

Utilities - 0.5%
	Electric Generation, Transmission and Distribution - 0.5%
	Pacific Gas and Electric
2,295	6.25%, 12/01/2013	2,461

Wholesale Trade - 0.3%
	Beer, Wine, Distilled Alcoholic Beverage Wholesalers - 0.3%
	SABMiller Holdings, Inc.
1,500	1.85%, 01/15/2015 ■	1,535

	Total corporate bonds
	(cost $293,205)	$300,627

MUNICIPAL BONDS - 0.4%
	General Obligations - 0.4%
	Illinois State GO
$2,200	4.07%, 01/01/2014	$2,275

	Total municipal bonds
	(cost $2,263)	$2,275

SENIOR FLOATING RATE INTERESTS♦ - 15.4%
Accommodation and Food Services - 0.2%
	Traveler Accommodation - 0.2%
	Las Vegas Sands LLC, Extended Delayed Draw Term Loan
$211	2.84%, 11/23/2016	$208
	Las Vegas Sands LLC, Extended Term Loan
1,049	2.84%, 11/23/2016	1,032
		1,240

6

The Hartford Short Duration Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 15.4% - (continued)
Administrative Waste Management and Remediation - 0.6%
	Business Support Services - 0.6%
	InVentiv Health, Inc., 1st Lien Consolidated Term Loan
$493	6.50%, 08/04/2016	$459
	InVentiv Health, Inc., Term Loan B2
1,188	6.75%, 05/15/2018	1,120
	TransUnion LLC
1,244	5.50%, 02/10/2018	1,250
		2,829
Air Transportation - 0.9%
	Scheduled Air Transportation - 0.9%
	AWAS Finance Luxembourg S.A
343	5.25%, 06/10/2016	342
	Delta Air Lines, Inc., New Term Loan
1,077	4.25%, 03/07/2016	1,061
	Delta Air Lines, Inc., Term Loan
1,550	5.50%, 04/20/2017	1,551
	United Air Lines, Inc.
1,663	2.25%, 02/01/2014	1,627
		4,581
Arts, Entertainment and Recreation - 1.0%
	Newspaper, Periodical, Book and Database Publisher - 0.2%
	Cenveo Corp.
1,368	6.63%, 12/21/2016	1,364

	Other Amusement and Recreation Industries - 0.4%
	ClubCorp Club Operations, Inc.
1,958	6.00%, 11/30/2016	1,964

	Radio and Television Broadcasting - 0.4%
	Cumulus Media Holdings, Inc.
2,074	5.75%, 09/17/2018	2,079

		5,407
Chemical Manufacturing - 0.6%
	Basic Chemical Manufacturing - 0.4%
	Huntsman International LLC, Term Loan C
1,788	2.54%, 06/30/2016	1,766

	Other Chemical and Preparations Manufacturing - 0.2%
	Ineos US Finance LLC
1,102	05/04/2018 ◊☼	1,079

		2,845
Computer and Electronic Product Manufacturing - 0.3%
	Semiconductor, Electronic Components - 0.3%
	Freescale Semiconductor, Inc.
1,750	4.50%, 12/01/2016	1,642

Finance and Insurance - 1.0%
	Captive Auto Finance - 0.4%
	Chrysler Group LLC
2,224	6.00%, 05/24/2017	2,258

	Insurance Carriers - 0.3%
	Asurion Corp., Term Loan
1,325	5.50%, 05/24/2018	1,320

	Securities, Commodities and Brokerage - 0.3%
	RPI Finance Trust
1,597	4.00%, 11/09/2018	1,591

		5,169
Food Manufacturing - 0.4%
	Fruit, Vegetable Preserving and Specialty Food - 0.3%
	Dole Food Co., Inc., Term Loan B2
617	5.03%, 07/08/2018	616
	Dole Food Co., Inc., Term Loan C2
1,110	5.03%, 07/08/2018	1,110
		1,726
	Other Food Manufacturing - 0.1%
	Pinnacle Foods Finance LLC
485	4.75%, 10/17/2018	482

		2,208
Food Services - 0.4%
	Full-Service Restaurants - 0.2%
	ARAMARK Corp.
1,000	3.50%, 07/26/2016	993

	Limited-Service Eating Places - 0.2%
	Wendy's International, Inc.
875	4.51%, 05/15/2019	877

		1,870
Health Care and Social Assistance - 2.0%
	General Medical and Surgical Hospitals - 0.3%
	HCA, Inc., Tranche B-2 Term Loan
1,006	3.71%, 03/31/2017	990
	HCA, Inc., Tranche B-3 Term Loan
294	3.50%, 05/01/2018	289
		1,279
	Medical Equipment and Supplies Manufacturing - 0.6%
	Bausch & Lomb, Inc.
995	5.25%, 05/17/2019	994
	DJO Finance LLC
580	5.25%, 11/01/2016	575
	Hologic, Inc.
615	4.66%, 07/19/2019 ☼	619
	MedAssets, Inc.
919	5.25%, 11/16/2016	921
		3,109
	Other Residential Care Facilities - 0.2%
	Vanguard Health Holdings Co. II LLC
980	5.00%, 01/29/2016	976

	Pharmaceutical and Medicine Manufacturing - 0.8%
	Alere, Inc.
1,742	4.75%, 06/30/2017	1,736
	Immucor, Inc.
1,635	7.25%, 08/19/2018	1,641

7

The Hartford Short Duration Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 15.4% - (continued)
Health Care and Social Assistance - 2.0% - (continued)
	Pharmaceutical and Medicine Manufacturing - 0.8% - (continued)
	NBTY, Inc.
$974	4.25%, 10/01/2017	$975
		4,352
	Scientific Research and Development Services - 0.1%
	Jazz Pharmaceuticals, Inc.
200	5.25%, 06/12/2018	199
	Valeant Pharmaceuticals International, Inc.
505	4.75%, 02/13/2019	506
		705
		10,421
Information - 3.5%
	Cable and Other Program Distribution - 0.7%
	Charter Communications Operating LLC
1,426	4.00%, 05/15/2019	1,424
	Mediacom Broadband LLC, Tranche F Term Loan
1,315	4.50%, 10/23/2017	1,303
	TWCC Holding Corp.
1,056	4.25%, 02/13/2017	1,057
		3,784
	Other Information Services - 0.2%
	Rovi Solutions Corp.
1,017	4.00%, 03/29/2019	974

	Satellite Telecommunications - 0.7%
	Intelsat Jackson Holdings S.A
2,219	5.25%, 04/02/2018	2,220
	Telesat Canada
1,641	4.25%, 03/28/2019	1,636
		3,856
	Software Publishers - 0.8%
	Emdeon, Inc.
1,599	5.00%, 11/02/2018	1,600
	Lawson Software, Inc.
903	6.25%, 04/05/2018	910
	MISYS plc
1,755	7.25%, 12/12/2018	1,726
		4,236
	Telecommunications - Other - 0.4%
	West Corp., Term Loan B-2
2,000	2.65%, 10/24/2013	1,998

	Telecommunications - Wireless Carriers - 0.7%
	Metro PCS Wireless, Inc., Tranche B-2 Term Loan
2,197	4.07%, 11/03/2016	2,191
	Syniverse Holdings, Inc.
1,531	5.00%, 04/23/2019	1,525
		3,716
		18,564
Mining - 0.2%
	Mining and Quarrying Nonmetallic Mineral - 0.2%
	Arch Coal, Inc.
1,110	5.75%, 05/16/2018	1,088

Miscellaneous Manufacturing - 0.4%
	Miscellaneous Manufacturing - 0.4%
	Reynolds Group Holdings, Inc.
2,123	6.50%, 02/09/2018	2,134

Motor Vehicle and Parts Manufacturing - 0.2%
	Motor Vehicle Parts Manufacturing - 0.2%
	Tomkins LLC / Tomkins, Inc.
1,003	4.25%, 09/29/2016	1,005

Other Services - 0.2%
	Commercial/Industrial Machine and Equipment - 0.2%
	Rexnord LLC/RBS Global, Inc.
1,060	5.00%, 04/01/2018	1,064

Petroleum and Coal Products Manufacturing - 0.3%
	Oil and Gas Extraction - 0.3%
	Chesapeake Energy Corp.
1,585	8.50%, 12/02/2017	1,580

Pipeline Transportation - 0.1%
	Pipeline Transportation of Natural Gas - 0.1%
	EP Energy LLC
625	6.50%, 05/24/2018	632

Plastics and Rubber Products Manufacturing - 0.2%
	Rubber Manufacturing - 0.2%
	Goodyear (The) Tire & Rubber Co.
1,000	4.75%, 04/30/2019	989

Primary Metal Manufacturing - 0.4%
	Alumina and Aluminum Production and Processing - 0.4%
	Novelis, Inc.
2,073	4.00%, 03/10/2017	2,054

Professional, Scientific and Technical Services - 0.5%
	Professional Services - Computer Sys Design and Related - 0.5%
	MoneyGram Payment Systems Worldwide, Inc.
1,308	4.25%, 11/18/2017	1,291
	SunGard Data Systems, Inc., Extended Term Loan
1,397	3.93%, 02/28/2016	1,395
		2,686
Real Estate, Rental and Leasing - 0.3%
	Activities Related To Real Estate - 0.2%
	LNR Property LLC
1,147	4.75%, 04/29/2016	1,144

	Industrial Machinery, Equipment Rental and Leasing - 0.1%
	Delos Aircraft, Inc.
400	4.75%, 04/12/2016	403

		1,547

8

The Hartford Short Duration Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 15.4% - (continued)
Retail Trade - 0.9%
	Department Stores - 0.4%
	Neiman (The) Marcus Group, Inc.
$2,140	4.75%, 05/16/2018	$2,122

	Home Furnishing Stores - 0.2%
	Armstrong World Industries, Inc.
851	4.00%, 03/10/2018	848

	Specialty Food Stores - 0.2%
	Weight Watchers International, Inc.
1,302	3.75%, 03/15/2019	1,297

	Sporting Goods, Hobby and Musical Instrument Store - 0.1%
	FGI Operating Co. LLC
467	5.50%, 04/19/2019	468

		4,735
Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Yankee (The) Candle Co., Inc.
628	5.25%, 04/02/2019	630

Utilities - 0.7%
	Electric Generation, Transmission and Distribution - 0.7%
	AES (The) Corp.
1,466	4.25%, 06/01/2018	1,467
	Energy Transfer Equity L.P.
1,280	3.75%, 03/23/2017	1,260
	NRG Energy, Inc.
965	4.00%, 07/01/2018	966
	TPF Generation Holdings LLC, Letter of Credit
174	2.46%, 12/15/2013	172
		3,865
	Total senior floating rate interests
	(cost $80,680)	$80,785

U.S. GOVERNMENT AGENCIES - 16.2%
	Federal Home Loan Mortgage Corporation - 6.2%
$26,000	0.50%, 08/28/2015 ‡	$26,023
3,259	3.50%, 04/01/2027	3,481
14,300	4.08%, 08/25/2018 ►	1,448
12,821	4.46%, 07/25/2021 ►	1,474
		32,426
	Federal National Mortgage Association - 9.5%
16,000	3.00%, 08/15/2025 - 09/15/2025 ☼	16,850
22,238	3.50%, 12/01/2026 - 08/15/2041 ☼	23,623
8,800	4.00%, 08/15/2039 ☼	9,431
		49,904
	Government National Mortgage Association - 0.5%
1,642	5.00%, 08/20/2039	1,818
822	6.50%, 05/16/2031	947
		2,765
	Total U.S. government agencies
	(cost $84,316)	$85,095

U.S. GOVERNMENT SECURITIES - 1.9%
U.S. Treasury Securities - 1.9%
	U.S. Treasury Notes - 1.9%
$10,000	0.25%, 01/15/2015 ‡	$10,003

	Total U.S. government securities
	(cost $9,960)	$10,003

	Total long-term investments (cost $545,942)	$554,950

SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $2,897, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $2,955)
$2,897	0.17%, 07/31/2012	$2,897
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $2,235, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $2,280)
2,235	0.18%, 07/31/2012	2,235
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $549, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $560)
549	0.19%, 07/31/2012	549
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $1,835, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13%
- 3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $1,871)
1,835	0.19%, 07/31/2012	1,835
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $13, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $13)
13	0.17%, 07/31/2012	13

9

The Hartford Short Duration Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.6% - (continued)
Repurchase Agreements - 1.6% - (continued)
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $758, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $773)
$758	0.19%, 07/31/2012		$758
			8,287
	Total short-term investments
	(cost $8,287)		$8,287

	Total investments
	(cost $554,229) ▲	107.1%	$563,237
	Other assets and liabilities	(7.1)%	(37,151)
	Total net assets	100.0%	$526,086

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $554,274 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$10,976
Unrealized Depreciation	(2,013)
Net Unrealized Appreciation	$8,963

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2012.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at July 31, 2012.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $99,684, which represents 18.9% of total net assets.

۞	Convertible security.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $42,322 at July 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

10

The Hartford Short Duration Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Futures Contracts Outstanding at July 31, 2012

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 5-Year Note Future	118	Short	09/28/2012	$14,724	$14,645	$(79)

The number of contracts does not omit 000's.

Cash of $164 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at July 31, 2012.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
GO	General Obligation

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

11

The Hartford Short Duration Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Distribution by Credit Quality

as of July 31, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	10.6%
Aa / AA	9.6
A	23.9
Baa / BBB	23.2
Ba / BB	14.6
B	4.3
Caa / CCC or Lower	0.3
Unrated	0.9
U.S. Government Agencies and Securities	18.1
Non Debt Securities and Other Short-Term Instruments	1.6
Other Assets & Liabilities	(7.1)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

12

The Hartford Short Duration Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$75,165	$–	$68,724	$6,441
Certificates of Deposit	1,000	–	1,000	–
Corporate Bonds	300,627	–	300,627	–
Municipal Bonds	2,275	–	2,275	–
Senior Floating Rate Interests	80,785	–	80,785	–
U.S. Government Agencies	85,095	–	85,095	–
U.S. Government Securities	10,003	–	10,003	–
Short-Term Investments	8,287	–	8,287	–
Total	$563,237	$–	$556,796	$6,441
Liabilities:
Futures *	79	79	–	–
Total	$79	$79	$–	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$13,071	$1,837	$(1,772	)†	$(299)	$1,310	$(8,631)	$925	$—	$6,441
Corporate Bonds	3,001	—	—		—	—	—	—	(3,001)	—
U.S. Government Agencies	1,452	—	—		—	—	—	—	(1,452)	—
Total	$17,524	$1,837	$(1,772)		$(299)	$1,310	$(8,631)	$925	$(4,453)	$6,441

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $56.

13

The Hartford Small Company Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 92.9%
	Automobiles and Components - 0.9%
190	Tenneco Automotive, Inc. ●	$5,552
19	Tesla Motors, Inc. ●	507
		6,059
	Banks - 2.6%
98	Boston Private Financial Holdings, Inc.	925
149	East West Bancorp, Inc.	3,253
46	EverBank Financial Corp. ●	546
4	First Merchants Corp.	61
59	Flushing Financial Corp.	832
30	Hudson Valley Holding Corp.	502
19	MB Financial, Inc.	384
5	Nationstar Mortgage Holdings, Inc. ●	114
59	Ocwen Financial Corp. ●	1,174
130	Pinnacle Financial Partners, Inc. ●	2,533
170	Privatebancorp, Inc.	2,604
6	Signature Bank ●	384
66	Umpqua Holdings Corp.	818
397	Western Alliance Bancorp ●	3,661
11	Wintrust Financial Corp.	412
		18,203
	Capital Goods - 9.1%
18	A.O. Smith Corp.	896
19	AAON, Inc.	348
67	Acuity Brands, Inc.	3,859
12	AGCO Corp. ●	517
79	Altra Holdings, Inc.	1,307
24	Applied Industrial Technologies, Inc.	879
28	Astronics Corp. ●	836
32	AZZ, Inc.	993
25	Belden, Inc.	816
8	Carlisle Cos., Inc.	427
27	Chart Industries, Inc. ●	1,744
15	Commercial Vehicles Group, Inc. ●	116
12	Crane Co.	450
313	DigitalGlobe, Inc. ●	6,092
60	DXP Enterprises, Inc. ●	2,650
17	EMCOR Group, Inc.	449
59	Esterline Technologies Corp. ●	3,486
17	Franklin Electric Co., Inc.	970
10	Gardner Denver Machinery, Inc.	558
56	GeoEye, Inc. ●	1,416
48	GrafTech International Ltd. ●	505
30	H & E Equipment Services, Inc. ●	424
27	John Bean Technologies Corp.	388
19	Lennox International, Inc.	825
7	Lindsay Corp.	512
42	Meritor, Inc. ●	194
20	Michael Baker Corp. ●	492
15	Middleby Corp. ●	1,484
120	Moog, Inc. Class A ●	4,381
32	Nordson Corp.	1,648
18	Owens Corning, Inc. ●	492
152	Polypore International, Inc. ●	5,645
67	Sauer-Danfoss, Inc.	2,433
24	Sun Hydraulics Corp.	532
13	TAL International Group, Inc.	441
101	Teledyne Technologies, Inc. ●	6,301
12	Textainer Group Holdings Ltd.	433
93	Trex Co., Inc. ●	2,357
43	Trimas Corp. ●	945
19	Triumph Group, Inc.	1,194
44	WESCO International, Inc. ●	2,436
		62,871
	Commercial and Professional Services - 1.7%
55	Advisory (The) Board Co. ●	2,455
32	Deluxe Corp.	911
25	Exponent, Inc. ●	1,306
52	On Assignment, Inc. ●	806
13	Portfolio Recovery Associate ●	1,082
350	Sykes Enterprises, Inc. ●	5,181
		11,741
	Consumer Durables and Apparel - 4.5%
73	Arctic Cat, Inc. ●	3,196
69	Brunswick Corp.	1,511
27	Deckers Outdoor Corp. ●	1,108
69	Fifth & Pacific Cos., Inc. ●	761
28	G-III Apparel Group Ltd. ●	685
261	Hanesbrands, Inc. ●	7,848
91	Leapfrog Enterprises, Inc. ●	1,048
80	Meritage Homes Corp. ●	2,808
276	Pulte Group, Inc. ●	3,120
24	Skechers USA, Inc. Class A ●	469
162	Steven Madden Ltd. ●	6,557
48	True Religion Apparel, Inc.	1,261
18	Warnaco Group, Inc. ●	760
		31,132
	Consumer Services - 2.0%
31	Brinker International, Inc.	1,008
50	Buffalo Wild Wings, Inc. ●	3,638
211	Cheesecake Factory, Inc. ●	7,079
33	Ignite Restaurant Group, Inc. ●	445
27	Sotheby's Holdings	786
9	Steiner Leisure Ltd. ●	384
38	Whistler Blackcomb Holdings, Inc.	438
		13,778
	Diversified Financials - 1.3%
81	BGC Partners, Inc.	405
42	Compass Diversified Holdings	579
69	DFC Global Corp. ●	1,320
46	Fifth Street Finance Corp.	460
75	Gain Capital Holdings, Inc.	358
386	Knight Capital Group, Inc. ●	3,992
15	Manning & Napier, Inc.	203
212	Netspend Holdings, Inc. ●	1,867
5	Uranium Participation Corp. ●	26
		9,210
	Energy - 6.5%
1,164	Alberta Oilsands, Inc. ●	151
139	Atwood Oceanics, Inc. ●	6,176
39	Berry Petroleum Co.	1,466
180	BPZ Resources, Inc. ●	409
41	C&J Energy Services, Inc. ●	776
43	CVR Energy, Inc. ●	1,220
29	Energy XXI (Bermuda) Ltd.	893
154	Gulfmark Offshore, Inc. ●	5,534
19	Hornbeck Offshore Services, Inc. ●	795
154	ION Geophysical Corp. ●	1,027
112	Karoon Gas Australia Ltd. ●	431
40	Midstates Petroleum Co., Inc. ●	340

1

The Hartford Small Company Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 92.9% - (continued)
	Energy - 6.5% - (continued)
1,421	Oilsands Quest, Inc. ●	$22
172	Patterson-UTI Energy, Inc.	2,668
30	PDC Energy, Inc. ●	784
450	Rex Energy Corp. ●	5,707
176	Rosetta Resources, Inc. ●	7,332
151	SemGroup Corp. ●	5,097
33	Stone Energy Corp. ●	854
24	Swift Energy Co. ●	445
78	Tourmaline Oil Corp. ●	2,273
72	Vaalco Energy, Inc. ●	526
		44,926
	Food and Staples Retailing - 0.9%
95	Casey's General Stores, Inc.	5,669
11	Natural Grocers By Vitamin C ●	223
		5,892
	Food, Beverage and Tobacco - 0.2%
6	Boston Beer Co., Inc. Class A ●	627
64	Darling International, Inc. ●	1,050
		1,677
	Health Care Equipment and Services - 8.3%
170	ABIOMED, Inc. ●	3,834
27	Air Methods Corp. ●	2,966
13	AmSurg Corp. ●	381
3	Atrion Corp.	657
98	Catamaran Corp. ●	8,291
20	Corvel Corp. ●	907
27	Cyberonics, Inc. ●	1,185
72	Dexcom, Inc. ●	794
17	Ensign Group, Inc.	463
22	Greatbatch, Inc. ●	493
180	HealthSouth Corp. ●	4,024
87	Heartware International, Inc. ●	7,742
15	ICU Medical, Inc. ●	821
250	Insulet Corp. ●	4,898
29	LHC Group, Inc. ●	512
55	Masimo Corp. ●	1,229
7	MEDNAX, Inc. ●	483
142	Merge Healthcare, Inc. ●	419
34	Merit Medical Systems, Inc. ●	459
107	Owens & Minor, Inc.	3,026
142	Team Health Holdings ●	3,791
33	U.S. Physical Therapy, Inc.	852
176	Volcano Corp. ●	4,645
71	Wellcare Health Plans, Inc. ●	4,593
		57,465
	Household and Personal Products - 1.2%
186	Elizabeth Arden, Inc. ●	7,268
23	Nu Skin Enterprises, Inc. Class A	1,180
		8,448
	Insurance - 0.2%
29	Amerisafe, Inc. ●	721
25	Protective Life Corp.	702
		1,423
	Materials - 2.5%
15	Allied Nevada Gold Corp. ●	396
8	AptarGroup, Inc.	420
517	Aurcana Corp. ●	506
29	Kraton Performance Polymers ●	675
161	Methanex Corp. ADR	4,448
47	New Gold, Inc. ●	479
40	Olin Corp.	813
41	PolyOne Corp.	601
672	Romarco Minerals, Inc. ●	402
176	Silgan Holdings, Inc.	7,233
16	TPC Group, Inc. ●	602
10	Universal Stainless & Alloy Products ●	351
27	Winpak Ltd.	421
		17,347
	Media - 0.2%
11	AMC Networks, Inc. Class A ●	477
83	Pandora Media, Inc. ●	815
		1,292
	Pharmaceuticals, Biotechnology and Life Sciences - 12.0%
33	3SBio, Inc. ADR ●	366
77	Algeta ASA ●	2,095
66	Alkermes plc ●	1,233
94	Almirall S.A. ●	725
265	Arena Pharmaceuticals, Inc. ●	2,212
103	Auxilium Pharmaceuticals, Inc. ●	2,787
228	Aveo Pharmaceuticals, Inc. ●	2,981
66	Bruker Corp. ●	782
109	Cadence Pharmaceuticals, Inc. ●	460
120	Cubist Pharmaceuticals, Inc. ●	5,183
316	Exelixis, Inc. ●	1,978
291	Immunogen, Inc. ●	4,693
251	Incyte Corp. ●	6,282
347	Ironwood Pharmaceuticals, Inc. ●	4,460
245	Medicines Co. ●	6,129
28	Momenta Pharmaceuticals, Inc. ●	401
63	Neurocrine Biosciences, Inc. ●	476
512	NPS Pharmaceuticals, Inc. ●	3,949
67	Onyx Pharmaceuticals, Inc. ●	5,005
271	Optimer Pharmaceuticals, Inc. ●	3,702
297	PAREXEL International Corp. ●	8,167
72	Progenics Pharmaceuticals, Inc. ●	372
295	Rigel Pharmaceuticals, Inc. ●	3,231
158	Salix Pharmaceuticals Ltd. ●	7,093
278	Seattle Genetics, Inc. ●	7,271
33	Tesaro, Inc. ●	431
73	Trius Therapeutics, Inc. ●	405
		82,869
	Real Estate - 3.8%
71	American Campus Communities, Inc.	3,372
57	Anworth Mortgage Asset Corp.	378
29	Capstead Mortgage Corp.	401
35	Colonial Properties Trust	792
278	Coresite Realty Corp.	7,400
36	Glimcher Realty Trust	356
14	Hatteras Financial Corp.	395
46	Medical Properties Trust, Inc.	452
138	MFA Mortgage Investments, Inc.	1,118
228	Pebblebrook Hotel Trust	5,173
22	PS Business Parks, Inc.	1,457
66	Summit Hotel Properties, Inc.	544
251	Sunstone Hotel Investors, Inc. ●	2,515
150	Two Harbors Investment Corp.	1,716
28	Whitestone REIT	377
		26,446

2

The Hartford Small Company Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 92.9% - (continued)
	Retailing - 9.8%
3,137	Allstar Co. ⌂†	$4,892
70	Ascena Retail Group, Inc. ●	1,275
16	Cato Corp.	448
121	Children's Place Retail Stores, Inc. ●	6,155
22	Core-Mark Holding Co., Inc.	1,079
340	Debenhams plc	490
108	DSW, Inc.	6,382
342	Express, Inc. ●	5,513
93	GNC Holdings, Inc.	3,587
17	Group 1 Automotive, Inc.	909
18	Guess?, Inc.	551
75	Hibbett Sports, Inc. ●	4,551
160	HomeAway, Inc. ●	3,669
81	HSN, Inc.	3,417
43	Lumber Liquidators Holdings, Inc. ●	1,828
36	Mattress Firm Holding Corp. ●	1,048
34	PetMed Express, Inc.	334
150	rue21, Inc. ●	3,702
252	Shutterfly, Inc. ●	8,278
26	Teavana Holdings, Inc. ●	296
25	The Finish Line, Inc.	512
112	TripAdvisor, Inc. ●	4,185
134	Urban Outfitters, Inc. ●	4,085
11	Vitamin Shoppe, Inc. ●	617
		67,803
	Semiconductors and Semiconductor Equipment - 2.6%
19	Cymer, Inc. ●	1,089
131	GT Advanced Technologies, Inc. ●	673
867	Lattice Semiconductor Corp. ●	3,218
26	Microsemi Corp. ●	501
166	Mindspeed Technologies, Inc. ●	392
57	Nanometrics, Inc. ●	868
78	PMC - Sierra, Inc. ●	413
236	Skyworks Solutions, Inc. ●	6,826
134	Ultratech Stepper, Inc. ●	4,262
		18,242
	Software and Services - 15.0%
34	Ancestry.com, Inc. ●	1,124
113	Bazaarvoice, Inc. ●	1,756
98	Broadsoft, Inc. ●	2,399
613	Cadence Design Systems, Inc. ●	7,493
4	Commvault Systems, Inc. ●	193
71	Concur Technologies, Inc. ●	4,772
48	Constant Contact, Inc. ●	804
30	CoStar Group, Inc. ●	2,499
116	DealerTrack Holdings, Inc. ●	3,390
67	Earthlink, Inc.	456
33	Ebix, Inc.	713
15	Fortinet, Inc. ●	360
70	Higher One Holdings, Inc. ●	775
156	IAC/InterActiveCorp.	8,216
118	Imperva, Inc. ●	3,111
58	j2 Global, Inc.	1,732
50	JDA Software Group, Inc. ●	1,468
209	Jive Software, Inc. ●	4,188
39	Keynote Systems, Inc.	539
369	LivePerson, Inc. ●	6,894
30	MicroStrategy, Inc. ●	3,437
70	Mitek Systems, Inc. ●	275
19	Nuance Communications, Inc. ●	387
29	Opnet Technologies, Inc.	754
101	Parametric Technology Corp. ●	2,178
109	Pegasystems, Inc.	3,038
17	Proofpoint, Inc. ●	241
40	QLIK Technologies, Inc. ●	805
601	Sapient Corp.	5,983
20	Solarwinds, Inc. ●	1,086
150	Solera Holdings, Inc.	5,875
17	Sourcefire, Inc. ●	855
121	Splunk, Inc. ●	3,563
90	Syntel, Inc.	5,242
122	Tangoe, Inc. ●	2,340
32	Tyler Corp. ●	1,234
22	VeriFone Systems, Inc. ●	811
252	Web.com Group, Inc. ●	3,911
126	Wright Express Corp. ●	8,116
43	XO Group, Inc. ●	372
		103,385
	Technology Hardware and Equipment - 4.1%
20	ADTRAN, Inc.	436
28	Arris Group, Inc. ●	355
51	Aruba Networks, Inc. ●	722
18	Audience, Inc. ●	322
123	Coherent, Inc. ●	6,001
69	Emulex Corp. ●	450
140	Extreme Networks, Inc. ●	446
330	Fabrinet ●	4,380
186	Finisar Corp. ●	2,316
19	Ixia ●	289
267	Jabil Circuit, Inc.	5,789
92	Mitel Networks Corp. ●	403
2	MTS Systems Corp.	100
16	Netgear, Inc. ●	547
54	Oplink Communications, Inc. ●	722
20	Park Electrochemical Corp.	535
31	Plantronics, Inc.	1,013
48	TTM Technologies, Inc. ●	520
105	Universal Display Corp. ●	3,320
		28,666
	Telecommunication Services - 0.1%
75	Leap Wireless International, Inc. ●	426

	Transportation - 3.1%
95	Avis Budget Group, Inc. ●	1,360
128	Landstar System, Inc.	6,342
22	Marten Transport Ltd.	400
108	Old Dominion Freight Line, Inc. ●	4,566
341	Spirit Airlines, Inc. ●	7,346
50	Werner Enterprises, Inc.	1,161
		21,175
	Utilities - 0.3%
15	Portland General Electric Co.	416
32	UNS Energy Corp.	1,306
14	Westar Energy, Inc.	422
		2,144
	Total common stocks
	(cost $603,705)	$642,620

3

The Hartford Small Company Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
PREFERRED STOCKS - 0.1%
	Consumer Durables and Apparel - 0.1%
7	Callaway Golf Co., 7.50% ۞		$607

	Total preferred stocks
	(cost $743)		$607

EXCHANGE TRADED FUNDS - 3.8%
	Other Investment Pools and Funds - 3.8%
290	iShares Russell 2000 Growth Index Fund		$26,057

	Total exchange traded funds
	(cost $26,757)		$26,057

	Total long-term investments
	(cost $631,205)		$669,284

SHORT-TERM INVESTMENTS - 3.5%
Repurchase Agreements - 3.5%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $8,545, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $8,715)
8,544	0.17%, 07/31/2012		8,544
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $6,592, collateralized by FHLMC
2.54% - 3.50%, 2040 - 2041, FNMA 2.32%
- 4.00%, 2027 - 2042, GNMA 4.00%, 2041,
	value of $6,723)
6,592	0.18%, 07/31/2012		6,592
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $1,618, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $1,651)
1,618	0.19%, 07/31/2012		1,618
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $5,411, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13% -
3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% - 4.50%,
	2025 - 2042, value of $5,519)
5,411	0.19%, 07/31/2012		5,411
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $38, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $39)
38	0.17%, 07/31/2012		38
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $2,235, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $2,280)
$2,235	0.19%, 07/31/2012		$2,235
			24,438
	Total short-term investments
	(cost $24,438)		$24,438

	Total investments
	(cost $655,643) ▲	100.3%	$693,722
	Other assets and liabilities	(0.3)%	(2,153)
	Total net assets	100.0%	$691,569

4

The Hartford Small Company Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $663,038 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$70,913
Unrealized Depreciation	(40,229)
Net Unrealized Appreciation	$30,684

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2012, the aggregate value of these securities was $4,892, which represents 0.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

۞	Convertible security.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	3,137	Allstar Co.	$3,193

At July 31, 2012, the aggregate value of these securities was $4,892, which represents 0.7% of total net assets.

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
CAD	BCLY	Sell	$460	$460	08/03/2012	$–
CAD	JPM	Sell	27	27	08/01/2012	–
EUR	GSC	Buy	58	58	08/01/2012	–
EUR	JPM	Buy	377	377	08/03/2012	–
GBP	WEST	Sell	43	43	08/01/2012	–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
WEST	Westpac International

Currency Abbreviations:
CAD	Canadian Dollar
EUR	EURO
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

5

The Hartford Small Company Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$642,620	$633,987	$3,741	$4,892
Exchange Traded Funds	26,057	26,057	–	–
Preferred Stocks	607	–	607	–
Short-Term Investments	24,438	–	24,438	–
Total	$693,722	$660,044	$28,786	$4,892
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of July 31, 2012
Assets:
Common Stocks	$2,823	$—	$2,069	*	$—	$—	$—	$—	$—	$4,892
Total	$2,823	$—	$2,069		$—	$—	$—	$—	$—	$4,892

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $2,069.

6

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.1%
	Automobiles and Components - 1.0%
9	Lear Corp.	$338
8	Thor Industries, Inc.	235
5	Visteon Corp. ●	172
		745
	Banks - 5.4%
11	Banco Latinoamericano de Exportaciones S.A. ADR Class E	230
8	Community Bank System, Inc.	219
10	East West Bancorp, Inc.	214
5	Enterprise Financial Services Corp. ●	65
22	Fifth Third Bancorp	301
26	Fulton Finance Corp.	239
16	Glacier Bancorp	237
86	Huntington Bancshares, Inc.	533
9	Lakeland Financial Corp.	222
10	MainSource Financial Group, Inc.	116
8	Nationstar Mortgage Holdings, Inc. ●	174
9	Provident Financial Services, Inc.	139
44	Regions Financial Corp.	303
43	Susquehanna Bancshares, Inc.	455
67	Trustco Bank Corp.	367
13	United Financial Bancorp, Inc.	187
28	Westfield Financial, Inc.	208
		4,209
	Capital Goods - 7.9%
10	AGCO Corp. ●	440
3	American Science & Engineering, Inc.	154
16	Ampco-Pittsburgh Corp.	245
6	Chicago Bridge & Iron Co. N.V.	211
9	Dycom Industries, Inc. ●	157
5	EnerSys ●	157
23	Exelis, Inc.	217
4	Fluor Corp.	186
6	Graco, Inc.	257
12	ITT Corp.	229
8	L.B. Foster Co. Class A	229
3	Lincoln Electric Holdings, Inc.	132
21	LSI Industries, Inc.	137
3	Nacco Industries, Inc. Class A	277
3	National Presto Industries, Inc.	206
10	NCI Building Systems, Inc. ●	107
6	Nordson Corp.	318
3	Nortek, Inc. ●	158
17	Orbital Sciences Corp. ●	216
3	Parker-Hannifin Corp.	241
4	Robbins & Myers, Inc.	160
4	Sauer-Danfoss, Inc.	156
77	Taser International, Inc. ●	416
5	Teledyne Technologies, Inc. ●	299
4	Timken Co.	138
3	Triumph Group, Inc.	169
7	URS Corp.	228
6	Wabco Holdings, Inc. ●	329
		6,169
	Commercial and Professional Services - 3.3%
14	Barrett Business Services, Inc.	367
53	Cenveo, Inc. ●	99
9	Copart, Inc. ●	207
1	Corporate Executive Board Co.	60
8	Deluxe Corp.	229
4	Dun & Bradstreet Corp.	281
8	Equifax, Inc. ●	379
31	Kimball International, Inc.	294
12	Quad Graphics, Inc.	177
12	Robert Half International, Inc.	330
11	RPX Corp. ●	142
		2,565
	Consumer Durables and Apparel - 2.8%
12	Brunswick Corp.	262
6	CSS Industries, Inc.	113
13	Fifth & Pacific Cos., Inc. ●	143
5	Garmin Ltd.	178
14	Leapfrog Enterprises, Inc. ●	164
6	Polaris Industries, Inc.	450
2	PVH Corp.	135
6	Sturm Ruger & Co., Inc.	284
10	Tempur-Pedic International, Inc. ●	273
7	Vera Bradley, Inc. ●	150
		2,152
	Consumer Services - 3.7%
5	American Public Education, Inc. ●	137
2	Apollo Group, Inc. Class A ●	63
10	Brinker International, Inc.	314
6	Capella Education Co. ●	148
23	Career Education Corp. ●	107
–	Chipotle Mexican Grill, Inc. ●	117
5	Domino's Pizza, Inc.	171
23	Lincoln Educational Services Corp.	100
8	Marriott International, Inc. Class A	273
5	Marriott Vacations Worldwide Corp. ●	155
20	Multimedia Games Holding Co., Inc. ●	280
–	Panera Bread Co. Class A ●	63
7	Papa John's International, Inc. ●	367
3	Weight Watchers International, Inc.	147
5	Wyndham Worldwide Corp.	271
2	Wynn Resorts Ltd.	178
		2,891
	Diversified Financials - 3.2%
3	Affiliated Managers Group, Inc. ●	324
70	Apollo Investment Corp.	535
20	Calamos Asset Management, Inc.	215
15	Compass Diversified Holdings	203
7	Discover Financial Services, Inc.	255
32	Netspend Holdings, Inc. ●	281
6	Raymond James Financial, Inc.	195
23	Solar Capital Ltd.	521
		2,529
	Energy - 6.6%
14	Basic Energy Services, Inc. ●	150
12	Cheniere Energy, Inc. ●	159
4	Contango ORE, Inc. ●	255
5	Core Laboratories N.V.	525
15	Delek U.S. Holdings, Inc.	298
6	Diamond Offshore Drilling, Inc.	377
7	Energy XXI (Bermuda) Ltd.	215
36	Frontline Ltd.	134
15	Helix Energy Solutions Group, Inc. ●	259
2	HollyFrontier Corp.	83
19	ION Geophysical Corp. ●	125
8	Kinder Morgan, Inc. ●	127

1

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	Energy - 6.6% - (continued)
8	Oceaneering International, Inc.	$396
36	Parker Drilling Co. ●	168
13	Plains Exploration & Production Co. ●	499
7	REX American Resources Corp. ●	117
8	Targa Resources Corp.	358
31	Vaalco Energy, Inc. ●	230
13	Valero Energy Corp.	353
12	Western Refining, Inc.	293
		5,121
	Food and Staples Retailing - 0.7%
3	Fresh Market, Inc. ●	171
121	Rite Aid Corp. ●	141
6	Village Super Market, Inc. Class A	228
		540
	Food, Beverage and Tobacco - 3.3%
8	Campbell Soup Co.	278
16	ConAgra Foods, Inc.	388
8	Constellation Brands, Inc. Class A ●	220
16	Dean Foods Co. ●	198
4	Hain Celestial Group, Inc. ●	195
9	Ingredion, Inc.	488
7	Monster Beverage Corp. ●	445
3	Universal Corp.	114
14	Vector Group Ltd.	239
		2,565
	Health Care Equipment and Services - 4.4%
22	AngioDynamics, Inc. ●	240
12	ArthroCare Corp. ●	340
3	Computer Programs & Systems, Inc.	138
24	CryoLife, Inc. ●	135
3	Cyberonics, Inc. ●	113
27	Gentiva Health Services, Inc. ●	178
6	Hill-Rom Holdings, Inc.	152
3	Humana, Inc.	185
6	Magellan Health Services, Inc. ●	280
9	Masimo Corp. ●	208
32	Merge Healthcare, Inc. ●	96
14	Natus Medical, Inc. ●	179
10	Omnicare, Inc.	317
109	RTI Biologics, Inc. ●	386
5	Vocera Communications, Inc. ●	126
6	Wellcare Health Plans, Inc. ●	369
		3,442
	Household and Personal Products - 0.9%
7	Herbalife Ltd.	384
4	Nu Skin Enterprises, Inc. Class A	208
6	Prestige Brands Holdings, Inc. ●	91
3	Schiff Nutrition International, Inc. ●	58
		741
	Insurance - 4.7%
3	American National Insurance Co.	204
5	Argo Group International Holdings Ltd.	153
6	Arthur J. Gallagher & Co.	206
10	Aspen Insurance Holdings Ltd.	275
11	Assurant, Inc.	380
15	Brown & Brown, Inc.	371
7	FBL Financial Group Class A	211
9	Horace Mann Educators Corp.	155
27	Maiden Holdings Ltd.	228
23	Meadowbrook Insurance Group, Inc.	164
2	ProAssurance Corp.	188
6	Reinsurance Group of America, Inc.	352
5	Safety Insurance Group, Inc.	206
19	Symetra Financial Corp.	223
5	United Fire Group, Inc.	106
8	Validus Holdings Ltd.	257
		3,679
	Materials - 4.1%
4	Albemarle Corp.	210
5	Cabot Corp.	207
1	Cytec Industries, Inc.	74
8	Flotek Industries, Inc. ●	81
6	Gold Resource Corp.	113
18	Huntsman Corp.	225
8	Kraton Performance Polymers ●	192
4	Minerals Technologies, Inc.	256
1	Newmarket Corp.	161
17	Noranda Aluminium Holding Corp.	106
10	OM Group, Inc. ●	159
16	P.H. Glatfelter Co.	253
4	Rockwood Holdings, Inc.	159
5	Schweitzer-Mauduit International, Inc.	340
6	Valspar Corp.	316
4	W.R. Grace & Co. ●	196
3	Westlake Chemical Corp.	178
		3,226
	Media - 1.7%
28	Belo Corp. Class A	191
24	Gannett Co., Inc.	336
31	Global Sources Ltd. ●	188
51	Lin TV Corp. ●	184
8	Scholastic Corp.	235
18	Sinclair Broadcast Group, Inc. Class A	188
		1,322
	Pharmaceuticals, Biotechnology and Life Sciences - 5.5%
34	Affymetrix, Inc. ●	143
23	Agenus, Inc. ●	111
1	Alexion Pharmaceuticals, Inc. ●	57
7	Auxilium Pharmaceuticals, Inc. ●	180
55	Cambrex Corp. ●	511
8	Clovis Oncology, Inc. ●	149
8	Cubist Pharmaceuticals, Inc. ●	323
5	Genomic Health, Inc. ●	161
44	Immunomedics, Inc. ●	153
2	Life Technologies Corp. ●	71
10	Medicis Pharmaceutical Corp. Class A	332
14	Momenta Pharmaceuticals, Inc. ●	198
15	Myriad Genetics, Inc. ●	369
61	PDL Biopharma, Inc.	414
5	Pharmacyclics, Inc. ●	245
4	Questcor Pharmaceuticals, Inc. ●	133
24	Sciclone Pharmaceuticals, Inc. ●	137
13	Spectrum Pharmaceuticals, Inc. ●	179
23	Threshold Pharmaceuticals, Inc. ●	158
14	Warner Chilcott plc ●	230
		4,254
	Real Estate - 10.1%
11	American Assets Trust, Inc.	296
14	American Capital Mortgage Investment Corp.	344

2

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	Real Estate - 10.1% - (continued)
19	CBL & Associates Properties	$381
25	Cedar Realty Trust, Inc.	127
101	Chimera Investment Corp.	218
35	DiamondRock Hospitality Co.	331
3	Digital Realty Trust, Inc.	195
9	Extra Space Storage, Inc.	285
34	Felcor Lodging Trust, Inc. ●	165
19	First Industrial Realty Trust, Inc. ●	248
10	Gladstone Commercial Corp.	175
31	Government Properties Income Trust	701
33	Hospitality Properties Trust	794
9	Invesco Mortgage Capital	170
23	Investors Real Estate Trust	190
8	Jones Lang LaSalle, Inc.	554
15	LaSalle Hotel Properties	396
35	Mission West Properties, Inc.	305
14	One Liberty Properties, Inc.	257
18	Penn Real Estate Investment Trust	256
9	RLJ Lodging Trust	151
10	Sabra Healthcare REIT, Inc.	185
8	Select Income REIT	209
12	Sovran Self Storage, Inc.	700
23	Sunstone Hotel Investors, Inc. ●	232
		7,865
	Retailing - 5.3%
6	ANN, Inc. ●	154
8	Best Buy Co., Inc.	141
8	Body Central Corp. ●	87
8	CafePress, Inc. ●	63
7	Dick's Sporting Goods, Inc.	349
16	Foot Locker, Inc.	515
10	Francescas Holding Corp. ●	314
2	LKQ Corp. ●	71
4	O'Reilly Automotive, Inc. ●	334
17	Overstock.com, Inc. ●	135
9	PetSmart, Inc.	593
34	RadioShack Corp.	98
6	Sally Beauty Co., Inc. ●	159
5	Systemax, Inc. ●	58
1	Tractor Supply Co.	73
3	Ulta Salon, Cosmetics & Fragrances, Inc.	246
8	Williams-Sonoma, Inc.	275
4	Winmark Corp.	207
6	Zumiez, Inc. ●	232
		4,104
	Semiconductors and Semiconductor Equipment - 3.5%
38	Entropic Communications, Inc. ●	228
36	GT Advanced Technologies, Inc. ●	186
35	Kopin Corp. ●	126
21	Kulicke & Soffa Industries, Inc. ●	238
65	LSI Corp. ●	452
9	Maxim Integrated Products, Inc.	234
17	Photronics, Inc. ●	100
61	PLX Technology, Inc. ●	347
32	Rambus, Inc. ●	133
36	Rudolph Technologies, Inc. ●	363
20	Teradyne, Inc. ●	290
		2,697
	Software and Services - 10.2%
6	Amdocs Ltd. ●	184
7	Ancestry.com, Inc. ●	221
9	CA, Inc.	205
28	Cadence Design Systems, Inc. ●	341
6	Commvault Systems, Inc. ●	277
31	Deltek, Inc. ●	398
10	Digital River, Inc. ●	178
13	Fortinet, Inc. ●	312
2	Gartner, Inc. Class A ●	90
28	Intralinks Holdings, Inc. ●	121
8	j2 Global, Inc.	239
5	Liquidity Services, Inc. ●	229
12	LivePerson, Inc. ●	218
4	Manhattan Associates, Inc. ●	186
64	Marchex, Inc.	223
15	North American Equity	201
6	Rackspace Hosting, Inc. ●	276
6	Red Hat, Inc. ●	330
32	Rosetta Stone, Inc. ●	411
39	SeaChange International, Inc. ●	298
8	Solarwinds, Inc. ●	442
8	Synopsys, Inc. ●	254
49	Telenav, Inc. ●	281
3	Teradata Corp. ●	210
12	Tibco Software, Inc. ●	340
27	TiVo, Inc. ●	231
7	TNS, Inc. ●	115
12	Total System Services, Inc.	284
10	Unisys Corp. ●	196
23	United Online, Inc.	96
9	WebMD Health Corp. ●	137
11	Websense, Inc. ●	165
12	Western Union Co.	216
		7,905
	Technology Hardware and Equipment - 3.3%
95	Brocade Communications Systems, Inc. ●	471
9	Comtech Telecommunications Corp.	237
6	Diebold, Inc.	188
63	Extreme Networks, Inc. ●	203
4	Itron, Inc. ●	160
25	Kemet Corp. ●	123
6	Lexmark International, Inc.	103
3	Loral Space & Communications, Inc.	180
22	STEC, Inc. ●	173
11	Ubiquiti Networks, Inc. ●	158
6	Western Digital Corp. ●	250
18	Zygo Corp. ●	315
		2,561
	Telecommunication Services - 1.8%
18	Boingo Wireless, Inc. ●	156
49	Cincinnati Bell, Inc. ●	187
29	Leap Wireless International, Inc. ●	165
6	Telephone & Data Systems, Inc.	148
11	US Cellular Corp. ●	452
13	USA Mobility, Inc.	141
89	Vonage Holdings Corp. ●	160
		1,409
	Transportation - 2.2%
14	Alaska Air Group, Inc. ●	481
4	Allegiant Travel Co. ●	277
2	AMERCO, Inc.	168

3

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.1% - (continued)
	Transportation - 2.2% - (continued)
10	Avis Budget Group, Inc. ●		$150
27	Hawaiian Holdings, Inc. ●		169
9	Landstar System, Inc.		432
			1,677
	Utilities - 3.5%
8	Alliant Energy Corp.		377
9	Avista Corp.		249
3	Chesapeake Utilities Corp.		156
12	MDU Resources Group, Inc.		270
6	MGE Energy, Inc.		292
18	OGE Energy Corp.		929
12	PNM Resources, Inc.		258
7	Vectren Corp.		197
			2,728
	Total common stocks
	(cost $72,603)		$77,096

	Total long-term investments
	(cost $72,603)		$77,096

SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $256, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $261)
$256	0.17%, 07/31/2012		$256
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $197, collateralized by FHLMC
2.54% - 3.50%, 2040 - 2041, FNMA 2.32%
- 4.00%, 2027 - 2042, GNMA 4.00%, 2041,
	value of $201)
197	0.18%, 07/31/2012		197
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $48, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $49)
48	0.19%, 07/31/2012		48
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $162, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13% -
3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% - 4.50%,
	2025 - 2042, value of $165)
162	0.19%, 07/31/2012		162
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $1, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $1)
1	0.17%, 07/31/2012		1
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $67, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $68)
67	0.19%, 07/31/2012		67
			731
	Total short-term investments
	(cost $731)		$731

	Total investments
	(cost $73,334) ▲	100.0%	$77,827
	Other assets and liabilities	–%	(11)
	Total net assets	100.0%	$77,816

4

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $74,108 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,339
Unrealized Depreciation	(4,620)
Net Unrealized Appreciation	$3,719

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

5

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$77,096	$77,096	$–	$–
Short-Term Investments	731	–	731	–
Total	$77,827	$77,096	$731	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

6

The Hartford Strategic Income Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 7.9%
	Finance and Insurance - 7.9%
	Argent Securities, Inc.
$2,571	0.40%, 06/25/2036 Δ	$791
	Banc of America Commercial Mortgage, Inc.
1,775	5.36%, 10/10/2045	1,993
	Banc of America Mortgage Securities
645	2.76%, 09/25/2035 Δ	533
	BCAP LLC Trust
1,050	0.43%, 03/25/2037 Δ	648
	Bear Stearns Adjustable Rate Mortgage Trust
1,806	2.40%, 10/25/2035 Δ	1,601
	Bear Stearns Commercial Mortgage Securities, Inc.
1,040	4.83%, 11/11/2041	1,120
	Citigroup Commercial Mortgage Trust, Inc.
1,500	0.60%, 03/25/2037 Δ	548
	Citigroup/Deutsche Bank Commercial Mortgage Trust
2,025	5.32%, 12/11/2049 ‡	2,271
1,620	5.39%, 07/15/2044 ‡Δ	1,812
	CW Capital Cobalt Series 2006-C1, Class A4
865	5.22%, 08/15/2048	966
	First Franklin Mortgage Loan Trust
1,805	0.49%, 04/25/2036 Δ	707
	First Horizon Alternative Mortgage Securities
2,856	2.55%, 04/25/2036 ‡Δ	1,730
2,724	2.60%, 09/25/2035 ‡Δ	2,028
	First Horizon Mortgage Pass-through Trust
225	3.01%, 08/25/2037 Δ	162
	Goldman Sachs Mortgage Securities Trust
1,100	3.55%, 04/10/2034 ■	1,171
	GSAMP Trust
1,818	0.37%, 12/25/2036 Δ	649
2,331	0.42%, 12/25/2036 Δ	839
1,783	0.50%, 12/25/2036 Δ	643
	GSR Mortgage Loan Trust
1,725	2.71%, 01/25/2036 Δ	1,204
234	3.08%, 10/25/2035 Δ	175
1,433	5.19%, 11/25/2035 Δ	1,119
	Home Equity Loan Trust
836	2.56%, 11/25/2035 Δ	673
	IMPAC Commercial Mortgage Backed Trust
169	2.50%, 02/25/2036 Δ	118
	Indymac Index Mortgage Loan Trust
400	0.37%, 07/25/2036 Δ	215
1,159	2.82%, 03/25/2036 Δ	660
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,370	5.34%, 05/15/2047 ‡	1,535
737	5.46%, 01/12/2043 Δ	810
2,175	6.07%, 02/12/2051 ‡	2,347
	JP Morgan Mortgage Trust
530	4.94%, 09/25/2035 Δ	460
	LB-UBS Commercial Mortgage Trust
1,770	5.42%, 02/15/2040	2,029
2,185	5.43%, 02/15/2040	2,468
	Merrill Lynch Mortgage Investors Trust
1,655	0.51%, 03/25/2037 Δ	591
	Merrill Lynch/Countrywide Commercial Mortgage Trust
1,750	5.38%, 08/12/2048 ‡	1,915
1,780	5.81%, 06/12/2050 ‡Δ	1,938
	Morgan Stanley ABS Capital I
2,291	0.31%, 12/25/2036 ‡Δ	1,010
	Morgan Stanley Capital I
1,700	5.69%, 04/15/2049 ‡Δ	1,890
	Morgan Stanley Capital, Inc.
5,007	0.40%, 09/25/2036 ‡Δ	1,761
	Option One Mortgage Loan Trust
216	0.50%, 03/25/2037 Δ	77
	Residential Funding Mortgage Securities, Inc.
1,594	6.00%, 07/25/2037	1,421
	Saxon Asset Securities Trust
1,450	0.42%, 11/25/2036 Δ	764
	Securitized Asset Backed Receivables LLC
1,966	0.34%, 07/25/2036 Δ	658
1,936	0.49%, 07/25/2036 Δ	670
	Sequoia Mortgage Trust
339	0.52%, 01/20/2035 Δ	286
	Soundview Home Equity Loan Trust, Inc.
3,766	0.49%, 07/25/2036 Δ	1,474
1,045	0.50%, 06/25/2036 Δ	452
2,480	1.35%, 09/25/2037 Δ	1,091
	Structured Adjustable Rate Mortgage Loan Trust
2,875	2.59%, 02/25/2036 Δ	1,757
	UBS-Barclays Commercial Mortgage Trust
1,015	3.53%, 05/10/2063	1,074
	Wachovia Bank Commercial Mortgage Trust
500	5.93%, 06/15/2049 Δ	558
	Wamu Asset-Backed Certificates
2,106	0.50%, 05/25/2037 Δ	1,051
	Wells Fargo Alternative Loan Trust
389	6.25%, 11/25/2037	357
	Wells Fargo Mortgage Backed Securities Trust
277	5.18%, 10/25/2035 Δ	271
	WF-RBS Commercial Mortgage Trust
8,669	4.85%, 11/15/2044 ■►	1,032
		56,123

	Total asset & commercial mortgage backed securities
	(cost $54,644)	$56,123

CORPORATE BONDS - 16.0%
	Accommodation and Food Services - 1.3%
	Choice Hotels International, Inc.
$211	5.75%, 07/01/2022	$225
	MGM Mirage, Inc.
135	10.38%, 05/15/2014	153
3,511	11.13%, 11/15/2017 ‡	3,924
	MGM Resorts International
4,395	11.38%, 03/01/2018 ‡	5,076
		9,378

1

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 16.0% - (continued)
		Administrative Waste Management and Remediation - 0.0%
		Clean Harbors, Inc.
	$287	5.25%, 08/01/2020 ■	$296

		Apparel Manufacturing - 0.1%
		Hanesbrands, Inc.
	126	6.38%, 12/15/2020	134
		Phillips Van-Heusen Corp.
	270	7.38%, 05/15/2020	301
			435
		Arts, Entertainment and Recreation - 1.1%
		CCO Holdings LLC
	1,100	7.25%, 10/30/2017 ‡	1,209
	1,545	7.88%, 04/30/2018 ‡	1,686
		Fidelity National Information Services, Inc.
	750	5.00%, 03/15/2022 ■	791
		Gray Television, Inc.
	40	10.50%, 06/29/2015	42
		Great Canadian Gaming Co.
CAD	120	6.63%, 07/25/2022 ■	121
		Isle of Capri Casinos, Inc.
	361	8.88%, 06/15/2020 ■☼	362
		NAI Entertainment Holdings LLC
	1,502	8.25%, 12/15/2017 ■‡	1,671
		National CineMedia LLC
	75	6.00%, 04/15/2022 ■	78
		Unitymedia Hessen GmbH & Co.
	1,226	8.13%, 12/01/2017 ■	1,330
		Videotron Ltee
	207	5.00%, 07/15/2022	216
			7,506
		Beverage and Tobacco Product Manufacturing - 0.2%
		Constellation Brands, Inc.
	740	6.00%, 05/01/2022	817
	415	7.25%, 05/15/2017	479
			1,296
		Chemical Manufacturing - 0.4%
		Ferro Corp.
	2,730	7.88%, 08/15/2018	2,566
		Ineos Group Holdings plc
	505	8.50%, 02/15/2016 ■	457
			3,023
		Computer and Electronic Product Manufacturing - 0.3%
		Esterline Technologies Corp.
	55	7.00%, 08/01/2020	61
		Freescale Semiconductor, Inc.
	355	8.05%, 02/01/2020	342
		Jabil Circuit, Inc.
	180	4.70%, 09/15/2022	180
		Seagate HDD Cayman
	725	6.88%, 05/01/2020	782
	710	7.00%, 11/01/2021	771
			2,136
		Construction - 0.2%
		Centex Corp.
	765	6.50%, 05/01/2016	838
		KB Home
	216	7.50%, 09/15/2022	218
		Lennar Corp.
	475	4.75%, 12/15/2017 ■	472
			1,528
		Fabricated Metal Product Manufacturing - 0.2%
		Anixter International, Inc.
	205	5.63%, 05/01/2019	213
		Ball Corp.
	230	5.00%, 03/15/2022	243
	640	6.75%, 09/15/2020	709
		Masco Corp.
	520	5.95%, 03/15/2022	543
			1,708
		Finance and Insurance - 3.9%
		CIT Group, Inc.
	55	5.00%, 05/15/2017	57
	3,240	5.25%, 03/15/2018 ‡	3,430
	95	5.38%, 05/15/2020	100
	5,047	5.50%, 02/15/2019 ■‡	5,325
		Community Choice Financial, Inc.
	300	10.75%, 05/01/2019 ■	297
		Credit Acceptance Corp.
	191	9.13%, 02/01/2017	211
		DuPont Fabros Technology L.P. REIT
	260	8.50%, 12/15/2017	287
		Fibria Overseas Finance Ltd.
	830	6.75%, 03/03/2021 ■	867
		Ford Motor Credit Co.
	1,710	6.63%, 08/15/2017	1,955
		Host Hotels & Resorts L.P. REIT
	700	6.00%, 11/01/2020	774
		Ineos Finance plc
	481	8.38%, 02/15/2019 ■	498
	2,815	9.00%, 05/15/2015 ■‡	2,970
		ING US, Inc.
	716	5.50%, 07/15/2022 ■	731
		Provident Funding Associates L.P.
	3,481	10.25%, 04/15/2017 ■‡	3,690
		Santander Holdings USA
	738	4.63%, 04/19/2016	732
		SLM Corp.
	2,236	6.00%, 01/25/2017	2,342
	1,895	6.25%, 01/25/2016	2,009
	390	7.25%, 01/25/2022	418
	765	8.45%, 06/15/2018	872
			27,565
		Food Services - 0.4%
		Landry's Restaurants, Inc.
	2,797	11.63%, 12/01/2015 ‡	3,073

		Health Care and Social Assistance - 0.7%
		Biomet, Inc.
	70	6.50%, 08/01/2020 ■☼	72
		Community Health Systems, Inc.
	265	7.13%, 07/15/2020	277
		HCA, Inc.
	1,605	7.50%, 11/15/2095 ‡	1,308
		Hologic, Inc.
	65	6.25%, 08/01/2020 ■☼	69

2

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 16.0% - (continued)
	Health Care and Social Assistance - 0.7% - (continued)
	Radiation Therapy Services, Inc.
$311	8.88%, 01/15/2017	$292
	Savient Pharmaceuticals, Inc.
220	4.75%, 02/01/2018 ۞	55
	Tenet Healthcare Corp.
930	6.25%, 11/01/2018 ‡	1,003
820	8.88%, 07/01/2019	930
	Valeant Pharmaceuticals International, Inc.
770	6.75%, 08/15/2021 ■	780
		4,786
	Information - 2.0%
	Audatex North America, Inc.
605	6.75%, 06/15/2018 ■	646
	Cricket Communications, Inc.
1,400	7.75%, 05/15/2016	1,484
	DISH DBS Corp.
2,250	5.88%, 07/15/2022 ■‡	2,318
60	6.75%, 06/01/2021	66
	Hughes Satelite Systems
630	6.50%, 06/15/2019	677
	Intelsat Bermuda Ltd.
880	11.50%, 02/04/2017 Þ	915
	Intelsat Jackson Holdings S.A.
530	8.50%, 11/01/2019 ‡	590
	Lawson Software
147	9.38%, 04/01/2019 ■	157
	Level 3 Communications, Inc.
105	8.88%, 06/01/2019 ■☼	107
	Level 3 Escrow, Inc.
75	8.13%, 07/01/2019	79
	Level 3 Financing, Inc.
527	10.00%, 02/01/2018 ‡	576
	SBA Telecommunications, Inc.
180	5.75%, 07/15/2020 ■	189
	SoftBrands, Inc.
103	11.50%, 07/15/2018 ■	117
	Sprint Nextel Corp.
1,879	7.00%, 03/01/2020 ■	2,048
2,026	9.00%, 11/15/2018 ■	2,365
	Windstream Corp.
1,515	7.75%, 10/15/2020 ‡	1,613
	Zayo Escrow Corp.
10	8.13%, 01/01/2020 ■	11
5	10.13%, 07/01/2020 ■	5
		13,963
	Machinery Manufacturing - 0.3%
	Case New Holland, Inc.
1,700	7.88%, 12/01/2017 ‡	1,993

	Mining - 0.7%
	American Rock Salt Co. LLC
71	8.25%, 05/01/2018 ■	61
	Consol Energy, Inc.
130	8.00%, 04/01/2017	138
	FMG Resources Pty Ltd.
2,625	6.00%, 04/01/2017 ■	2,618
	Peabody Energy Corp.
985	6.25%, 11/15/2021 ■	973
405	6.50%, 09/15/2020	409
900	7.38%, 11/01/2016	990
		5,189
	Miscellaneous Manufacturing - 0.6%
	BE Aerospace, Inc.
1,800	5.25%, 04/01/2022	1,890
	Owens-Brockway
35	7.38%, 05/15/2016	40
	Reynolds Group Issuer, Inc.
555	6.88%, 02/15/2021	591
1,250	7.13%, 04/15/2019 ‡	1,328
		3,849
	Motor Vehicle and Parts Manufacturing - 0.4%
	Ford Motor Co.
690	7.50%, 08/01/2026	800
640	9.22%, 09/15/2021	812
	Meritor, Inc.
350	10.63%, 03/15/2018	364
	TRW Automotive, Inc.
800	7.25%, 03/15/2017 ■	907
		2,883
	Nonmetallic Mineral Product Manufacturing - 0.2%
	Ardagh Packaging Finance
275	7.38%, 10/15/2017 ■	295
	Silgan Holdings, Inc.
1,030	5.00%, 04/01/2020 ■	1,063
		1,358
	Petroleum and Coal Products Manufacturing - 0.5%
	Chesapeake Energy Corp.
600	6.88%, 08/15/2018	602
	Endeavour International Corp.
300	12.00%, 03/01/2018 ■	314
	Everest Acquisition LLC
165	6.88%, 05/01/2019 ■	176
373	9.38%, 05/01/2020 ■	401
	Harvest Operations Corp.
81	6.88%, 10/01/2017 ■	87
	Hornbeck Offshore Services, Inc.
300	5.88%, 04/01/2020 ■	300
	Lone Pine Resources, Inc.
145	10.38%, 02/15/2017 ■	139
	MEG Energy Corp.
305	6.38%, 01/30/2023 ■	312
	Newfield Exploration Co.
600	6.88%, 02/01/2020	657
	Range Resources Corp.
550	6.75%, 08/01/2020	605
		3,593
	Pipeline Transportation - 0.6%
	Chesapeake Midstream Partners
1,040	6.13%, 07/15/2022 ‡	1,048
	El Paso Corp.
520	7.00%, 06/15/2017	596
630	7.80%, 08/01/2031	732
	Energy Transfer Equity L.P.
1,250	7.50%, 10/15/2020 ‡	1,428

3

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 16.0% - (continued)
		Pipeline Transportation - 0.6% - (continued)
		MarkWest Energy
	$505	6.25%, 06/15/2022	$529
			4,333
		Professional, Scientific and Technical Services - 0.1%
		Lamar Media Corp.
	405	5.88%, 02/01/2022	427
		PC Merger Sub, Inc.
	100	8.88%, 08/01/2020 ■	104
			531
		Real Estate, Rental and Leasing - 0.6%
		International Lease Finance Corp.
	775	5.65%, 06/01/2014	802
	1,985	5.88%, 04/01/2019 ‡	2,064
	760	6.75%, 09/01/2016 ■	834
		United Rental Financing Escrow Corp.
	575	5.75%, 07/15/2018 ■	601
			4,301
		Retail Trade - 0.3%
		Ahold Lease USA, Inc.
	423	8.62%, 01/02/2025	527
		AmeriGas Finance LLC
	490	7.00%, 05/20/2022	521
		GRD Holding III Corp.
	200	10.75%, 06/01/2019 ■	198
		Ltd. Brands, Inc.
	575	5.63%, 02/15/2022	602
		Sally Holdings LLC
	530	5.75%, 06/01/2022	566
			2,414
		Transportation Equipment Manufacturing - 0.1%
		Huntington Ingalls Industries, Inc.
	575	7.13%, 03/15/2021	617

		Utilities - 0.8%
		AES (The) Corp.
	1,100	8.00%, 06/01/2020	1,293
		Calpine Corp.
	1,385	7.50%, 02/15/2021 ■‡	1,541
		Dolphin Subsidiary II, Inc.
	1,150	7.25%, 10/15/2021 ■	1,308
		Edison Mission Energy
	2,958	7.00%, 05/15/2017 ‡	1,612
			5,754
		Total corporate bonds
		(cost $109,911)	$113,508

FOREIGN GOVERNMENT OBLIGATIONS - 30.5%
		Argentina - 0.4%
		Argentina (Republic of)
	$4,585	8.28%, 12/31/2033	$2,964
			2,964
		Austria - 0.2%
		Austria (Republic of)
EUR	505	3.50%, 09/15/2021 ■	711
EUR	660	4.65%, 01/15/2018 ■	969
			1,680

		Belgium - 0.4%
		Belgium (Kingdom of)
EUR	430	3.75%, 09/28/2020	587
EUR	415	4.00%, 03/28/2022	574
EUR	830	4.00%, 03/28/2017 ■	1,147
EUR	480	4.25%, 09/28/2014	638
			2,946
		Brazil - 2.5%
		Brazil (Republic of)
	1,750	5.63%, 01/07/2041	2,284
	3,500	5.88%, 01/15/2019	4,324
	895	7.88%, 03/07/2015	1,043
	3,450	8.25%, 01/20/2034	5,785
	2,075	11.00%, 08/17/2040	2,682
	715	12.25%, 03/06/2030	1,466
			17,584
		Bulgaria - 0.1%
		Bulgaria (Republic of)
	400	8.25%, 01/15/2015 §	453

		Canada - 0.1%
		Canada (Government of)
CAD	450	1.50%, 03/01/2017	453

		Colombia - 1.1%
		Colombia (Republic of)
	1,800	7.38%, 09/18/2037 ‡	2,812
	700	8.13%, 05/21/2024	1,045
COP	56,000	9.85%, 06/28/2027	49
	2,430	11.75%, 02/25/2020 ‡	3,985
COP	103,000	12.00%, 10/22/2015	72
			7,963
		Croatia - 0.3%
		Croatia (Republic of)
	1,940	6.38%, 03/24/2021 §	1,981

		Denmark - 0.1%
		Denmark (Kingdom of)
DKK	3,915	4.00%, 11/15/2019	800

		Ecuador - 0.0%
		Ecuador (Republic of)
	220	9.38%, 12/15/2015 §	221

		Finland - 0.1%
		Finland (Government of)
EUR	350	3.38%, 04/15/2020	496

		France - 1.6%
		France (Government of)
EUR	1,390	3.00%, 07/12/2014	1,805
EUR	6,700	3.75%, 04/25/2017 - 04/25/2021	9,392
			11,197
		Germany - 0.1%
		Bundesobligation
EUR	475	0.50%, 04/07/2017	589

4

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 30.5% - (continued)
		Hungary - 0.5%
		Hungary (Republic of)
	$330	4.75%, 02/03/2015	$326
	1,750	6.25%, 01/29/2020	1,789
HUF	123,980	6.75%, 02/24/2017	527
HUF	21,650	7.50%, 11/12/2020	95
	700	7.63%, 03/29/2041	733
			3,470
		Indonesia - 1.3%
		Indonesia (Republic of)
	750	6.75%, 03/10/2014 §	804
	3,515	6.88%, 01/17/2018 §	4,258
	2,590	7.75%, 01/17/2038 §	3,820
	275	8.50%, 10/12/2035 §	428
			9,310
		Ireland - 0.1%
		Ireland (Republic of)
EUR	600	4.50%, 10/18/2018 - 04/18/2020	677
			677
		Italy - 1.3%
		Italy (Republic of)
EUR	2,130	3.75%, 08/01/2021	2,246
EUR	1,520	4.25%, 08/01/2014	1,873
EUR	3,780	4.50%, 02/01/2018	4,439
EUR	330	5.00%, 03/01/2022	380
			8,938
		Japan - 3.2%
		Japan (Government of)
JPY	141,750	0.30%, 03/20/2017	1,824
JPY	701,150	0.40%, 09/20/2016	9,069
JPY	658,250	0.50%, 03/20/2016	8,540
JPY	111,400	1.10%, 03/20/2021	1,481
JPY	125,150	1.30%, 12/20/2018	1,698
			22,612
		Malaysia - 0.3%
		Malaysia (Government of)
MYR	1,970	4.26%, 09/15/2016	657
MYR	3,065	4.38%, 11/29/2019	1,046
MYR	1,020	5.09%, 04/30/2014	338
			2,041
		Mexico - 3.2%
		Mexican Bonos De Desarrollo
MXN	4,998	6.50%, 06/10/2021	413
MXN	8,000	7.25%, 12/15/2016	658
MXN	14,971	10.00%, 12/05/2024	1,596
		United Mexican States
	3,230	4.75%, 03/08/2044	3,731
	6,890	5.63%, 01/15/2017	8,085
	2,226	5.75%, 10/12/2110	2,783
	476	5.88%, 02/17/2014	508
	2,805	7.50%, 04/08/2033	4,313
MXN	2,125	7.75%, 12/14/2017	181
MXN	6,916	9.50%, 12/18/2014	576
			22,844
		Netherlands - 0.3%
		Netherlands (Kingdom of)
EUR	655	2.25%, 07/15/2022	851
EUR	360	3.25%, 07/15/2015	484
EUR	630	4.00%, 07/15/2018	912
			2,247
		Norway - 0.0%
		Norwegian Government
NOK	1,545	3.75%, 05/25/2021	298

		Panama - 0.6%
		Panama (Republic of)
	875	7.25%, 03/15/2015	1,002
	1,770	8.88%, 09/30/2027	2,850
	440	9.38%, 04/01/2029	743
			4,595
		Peru - 0.9%
		Peru (Republic of)
	2,800	8.75%, 11/21/2033	4,865
	900	9.88%, 02/06/2015	1,087
		Peru Bono Soberano
PEN	650	7.84%, 08/12/2020	299
			6,251
		Philippines - 1.9%
		Philippines (Republic of)
	1,760	6.38%, 01/15/2032	2,349
	240	8.88%, 03/17/2015	283
	6,315	10.63%, 03/16/2025	10,830
			13,462
		Poland - 0.4%
		Poland (Republic of)
PLN	3,445	4.66%, 01/25/2014 ○	970
PLN	5,040	5.25%, 10/25/2017 - 10/25/2020	1,563
PLN	1,555	5.75%, 10/25/2021	495
			3,028
		Russia - 2.4%
		Russian Federation Government
	1,400	3.25%, 04/04/2017 §	1,450
	3,400	3.63%, 04/29/2015 §	3,553
	3,100	5.00%, 04/29/2020 §	3,515
	3,091	7.50%, 03/31/2030 §	3,837
	2,360	12.75%, 06/24/2028 §	4,496
			16,851
		Singapore - 0.1%
		Singapore (Republic of)
SGD	490	3.75%, 09/01/2016	448

		South Africa - 0.8%
		South Africa (Republic of)
	205	6.50%, 06/02/2014	224
	2,855	6.88%, 05/27/2019 ‡	3,626
ZAR	1,000	7.00%, 02/28/2031	111
ZAR	7,230	8.00%, 12/21/2018	953
ZAR	1,730	8.25%, 09/15/2017	230
ZAR	3,360	10.50%, 12/21/2026	518
			5,662
		Spain - 0.6%
		Spain (Kingdom of)
EUR	1,025	3.30%, 10/31/2014	1,207
EUR	1,850	3.80%, 01/31/2017	2,048
EUR	1,190	5.50%, 04/30/2021	1,347
			4,602
		Sweden - 0.2%
		Sweden Government
SEK	8,370	3.75%, 08/12/2017	1,390

5

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 30.5% - (continued)
		Switzerland - 0.0%
		Switzerland (Republic of)
CHF	270	3.00%, 01/08/2018	$322

		Turkey - 2.8%
		Turkey (Republic of)
	5,225	5.13%, 03/25/2022	5,715
	530	5.63%, 03/30/2021	600
	4,260	6.00%, 01/14/2041	4,920
	3,140	7.25%, 03/15/2015	3,489
	3,440	7.50%, 07/14/2017	4,102
TRY	1,355	9.05%, 05/15/2013 ○	713
TRY	785	10.50%, 01/15/2020	499
			20,038
		Ukraine - 0.3%
		Ukraine (Government of)
	1,990	6.25%, 06/17/2016 §	1,801

		United Kingdom - 0.4%
		U.K. Treasury
GBP	305	1.75%, 01/22/2017	505
GBP	310	4.50%, 12/07/2042	644
		United Kingdom (Government of)
GBP	1,005	2.00%, 01/22/2016	1,669
			2,818
		Venezuela - 1.9%
		Venezuela (Republic of)
	5,170	7.00%, 12/01/2018 §	4,097
	2,380	8.25%, 10/13/2024 §	1,773
	4,320	11.95%, 08/05/2031 §	4,023
	3,615	12.75%, 08/23/2022 §	3,597
			13,490
		Total foreign government obligations
		(cost $211,938)	$216,522

SENIOR FLOATING RATE INTERESTS ♦ - 13.3%
		Administrative Waste Management and Remediation - 0.3%
		Acosta, Inc.
	$1,110	5.75%, 03/01/2018	$1,110
		Brickman Group Holdings, Inc.
	699	5.50%, 10/14/2016	700
		Wolverine Healthcare Analytics, Inc.
	280	6.75%, 06/06/2019	280
			2,090
		Agriculture, Construction, Mining and Machinery - 0.1%
		Veyance Technologies, Inc.
	400	6.00%, 07/31/2015	372
		Veyance Technologies, Inc. Delayed Draw Term Loan
	62	2.50%, 07/31/2014	60
		Veyance Technologies, Inc. Initial Term Loan
	433	2.50%, 07/31/2014	420
			852
		Air Transportation - 0.4%
		AWAS Finance Luxembourg S.aár.l.
	585	07/01/2018 ◊☼	584
		Delta Air Lines, Inc., Term Loan
	997	5.50%, 04/20/2017	998

		Macquarie Aircraft Leasing Finance S.A., 2nd Lien Term Loan
	1,574	4.25%, 11/29/2013	1,558
			3,140
		Apparel Manufacturing - 0.1%
		J. Crew Group, Inc.
	995	4.75%, 03/07/2018	983

		Arts, Entertainment and Recreation - 1.4%
		Affinity Gaming LLC
	584	5.50%, 11/09/2017	584
		Alpha Topco Ltd.
	928	5.75%, 04/28/2017	929
		Caesars Entertainment Operating Co., Inc.
	1,750	4.50%, 01/28/2018 ☼	1,479
	1,950	9.50%, 10/31/2016	1,965
		CCM Merger, Inc.
	1,119	6.00%, 03/01/2017	1,106
		Golden Nugget, Inc., 1st Lien
	289	3.25%, 06/22/2014 Þ	274
		Golden Nugget, Inc., Delayed Draw
	161	3.25%, 06/22/2014 Þ	153
		Gray Television, Inc.
	748	3.75%, 12/31/2014	742
		Kabel Deutschland GmbH
	1,550	4.25%, 01/20/2019 ☼	1,545
		Town Sports International LLC
	623	7.00%, 05/11/2018	626
		Univision Communications, Inc.
	800	4.50%, 03/31/2017	766
			10,169
		Chemical Manufacturing - 0.1%
		Ineos US Finance LLC
	1,027	05/04/2018 ◊☼	1,006

		Computer and Electronic Product Manufacturing - 0.3%
		Aeroflex, Inc.
	489	5.75%, 05/09/2018	476
		Freescale Semiconductor, Inc.
	1,500	4.50%, 12/01/2016	1,408
			1,884
		Finance and Insurance - 0.7%
		Asurion Corp., 2nd Lien Term Loan
	692	9.00%, 05/24/2019	716
		Asurion Corp., Term Loan
	396	5.50%, 05/24/2018	395
		BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Commitment
	322	8.75%, 12/17/2017	307
		BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Commitment
	768	8.75%, 12/17/2017	731
		Chrysler Group LLC
	1,302	6.00%, 05/24/2017	1,321
		EVERTEC LLC
	520	5.25%, 09/30/2016	517

6

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 13.3% - (continued)
	Finance and Insurance - 0.7% - (continued)
	Nuveen Investments, Inc., Extended First Lien Term Loan
$1,000	5.96%, 05/13/2017	$995
		4,982
	Food Manufacturing - 0.1%
	Del Monte Foods Co.
435	4.50%, 03/08/2018	424

	Food Services - 0.3%
	Landry's, Inc.
718	6.50%, 04/24/2018	719
	P.F. Chang's China Bistro, Inc.
590	6.25%, 06/22/2019	591
	Wendy's International, Inc.
750	4.51%, 05/15/2019	752
		2,062
	Health Care and Social Assistance - 1.4%
	Aptalis Pharma, Inc.
2,244	5.50%, 02/10/2017	2,205
	Bausch & Lomb, Inc.
915	5.25%, 05/17/2019	914
	Catalent Pharma Solutions, Inc.
304	5.25%, 09/15/2017	305
	HCA, Inc., Tranche B-3 Term Loan
1,000	3.50%, 05/01/2018	983
	Health Management Associates, Inc.
997	4.50%, 11/16/2018	997
	Hologic, Inc.
245	4.66%, 07/19/2019 ☼	247
	Jazz Pharmaceuticals, Inc.
295	5.25%, 06/12/2018	294
	MultiPlan, Inc.
958	4.75%, 08/26/2017	952
	Sheridan Holdings, Inc.
595	6.00%, 06/29/2018	594
286	9.00%, 07/01/2019	286
	US Renal Care, Inc.
925	6.25%, 07/02/2019	932
616	10.25%, 12/27/2019	619
	Valeant Pharmaceuticals International, Inc.
675	4.75%, 02/13/2019	676
		10,004
	Information - 2.6%
	CDW LLC
1,000	4.00%, 07/15/2017	971
	Ceridian Corp.
995	3.25%, 11/09/2014 ☼	978
543	6.00%, 05/09/2017 ☼	535
	Charter Communications Operating LLC
949	4.00%, 05/15/2019	947
	Crown Castle Operating Co.
449	4.00%, 01/25/2019	448
	Decision Insight Information Group I, Inc.
1,718	7.00%, 01/04/2017	1,603
	Emdeon, Inc.
249	5.00%, 11/02/2018	250
	Epicor Software Corp.
748	5.00%, 05/16/2018	743
	First Data Corp.
123	5.25%, 03/24/2017	119
	First Data Corp., Extended 1st Lien Term Loan
1,750	4.25%, 03/23/2018	1,627
	Intelsat Jackson Holdings S.A.
1,247	5.25%, 04/02/2018 ☼	1,247
	Lawson Software, Inc.
998	6.25%, 04/05/2018	1,005
	Metro PCS Wireless, Inc., Term Loan B3
798	4.00%, 03/19/2018	793
	MISYS plc
900	7.25%, 12/12/2018	885
	Northland Cable Television, Inc.
1,930	7.75%, 12/30/2016	1,863
	Novell, Inc.
600	7.25%, 11/22/2017	600
	Sorenson Communications, Inc.
981	6.00%, 08/16/2013	946
	Syniverse Holdings, Inc.
920	5.00%, 04/23/2019	917
	West Corp., Term Loan B-2
500	2.65%, 10/24/2013	500
	WideOpenWest Finance LLC
265	6.25%, 07/12/2018	262
	Zayo Group LLC
1,506	7.13%, 03/18/2019	1,522
		18,761
	Media - 0.3%
	Primedia, Inc.
1,980	7.50%, 01/13/2018	1,769

	Mining - 0.5%
	American Gilsonite Co.
1,505	7.25%, 12/05/2015	1,475
	American Rock Salt Co. LLC
549	5.50%, 04/25/2017	530
	Arch Coal, Inc.
1,315	5.75%, 05/16/2018	1,289
		3,294
	Miscellaneous Manufacturing - 0.4%
	Digitalglobe, Inc.
579	5.75%, 10/12/2018	578
	Reynolds Group Holdings, Inc.
1,496	6.50%, 02/09/2018	1,504
	Sequa Corp.
500	3.72%, 12/03/2014 ☼	493
	TransDigm Group, Inc.
499	4.00%, 02/14/2017	499
		3,074
	Motor Vehicle and Parts Manufacturing - 0.6%
	Allison Transmission, Inc.
963	2.75%, 08/07/2014	959
	Federal Mogul Corp., Tranche B Term Loan
330	2.18%, 12/29/2014	313
	Federal Mogul Corp., Tranche C Term Loan
168	2.18%, 12/28/2015	160
	General Motors Holdings LLC
2,000	0.38%, 10/27/2015 ☼	1,819

7

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 13.3% - (continued)
	Motor Vehicle and Parts Manufacturing - 0.6% - (continued)
	SRAM LLC
$727	4.78%, 06/07/2018	$726
		3,977
	Petroleum and Coal Products Manufacturing - 0.2%
	Chesapeake Energy Corp.
790	8.50%, 12/02/2017	788
	Dynegy Midwest Generation LLC
129	9.25%, 08/05/2016	132
	Dynegy Power LLC
556	9.25%, 08/05/2016	577
		1,497
	Pipeline Transportation - 0.2%
	EP Energy LLC
520	6.50%, 05/24/2018	526
	NGPL Pipeco LLC
605	6.75%, 09/15/2017	596
		1,122
	Plastics and Rubber Products Manufacturing - 0.4%
	Berry Plastics Holding Corp.
499	2.25%, 04/03/2015	487
	Consolidated Container Co. LLC
725	6.25%, 07/03/2019	727
	Goodyear (The) Tire & Rubber Co.
900	4.75%, 04/30/2019	890
	Tricorbraun, Inc.
385	5.50%, 05/03/2018	384
	Trinseo Materials Operating S.C.A.
524	6.08%, 08/02/2017 ☼	485
		2,973
	Primary Metal Manufacturing - 0.2%
	Novelis, Inc.
997	4.00%, 03/10/2017	989
	WireCo WorldGroup, Inc.
570	5.90%, 02/15/2017 ☼	569
		1,558
	Professional, Scientific and Technical Services - 0.6%
	Advantage Sales & Marketing, Inc., 2nd Lien Term Loan
1,430	9.25%, 06/18/2018	1,423
	AlixPartners, LLP
595	6.50%, 05/29/2019	590
236	10.75%, 12/27/2019	233
	Paradigm Ltd., Term Loan B1
650	07/24/2019 ◊☼	641
	Paradigm Ltd., Term Loan B2
270	07/24/2020 ◊☼	269
	SunGard Data Systems, Inc., Extended Term Loan
500	3.93%, 02/28/2016	499
	Visant Corp.
500	5.25%, 12/22/2016	484
		4,139
	Real Estate, Rental and Leasing - 0.2%
	Delos Aircraft, Inc.
240	4.75%, 04/12/2016	242
	Realogy Corp.
187	3.25%, 10/05/2013	174
	Realogy Corp., Extended 1st Lien Term Loan B
742	4.50%, 10/10/2016	703
	Realogy Corp., Extended Credit Linked Deposit
58	4.50%, 10/10/2016	55
		1,174
	Retail Trade - 1.2%
	August LUXUK Holding Co.
130	6.25%, 04/27/2018	130
113	10.50%, 04/26/2019	114
	August U.S. Holding Co., Inc.
100	6.25%, 04/27/2018	100
87	10.50%, 04/26/2019	87
	EB Sports Corp.
3,847	11.50%, 12/31/2015 Þ	3,770
	FGI Operating Co. LLC
291	5.50%, 04/19/2019	291
	Neiman (The) Marcus Group, Inc.
500	4.75%, 05/16/2018	496
	Party City Holdings, Inc.
550	5.89%, 07/23/2019 ☼	551
	Rite Aid Corp., Tranche 2 Term Loan
499	2.00%, 06/01/2014	488
	Rite Aid Corp., Tranche 5 Term Loan
499	4.50%, 03/03/2018	490
	Savers, Inc.
116	7.25%, 07/09/2019	117
	Sports (The) Authority, Inc.
832	7.50%, 11/16/2017	807
	Sprouts Farmers Markets Holdings LLC
666	6.00%, 04/18/2018 ☼	658
	SRAM LLC
250	8.50%, 12/07/2018	252
		8,351
	Truck Transportation - 0.1%
	Swift Transportation Co. LLC
961	5.00%, 12/21/2017	966

	Utilities - 0.4%
	Energy Transfer Equity L.P.
1,000	3.75%, 03/23/2017	984
	LSP Madison Funding LLC
1,250	5.50%, 06/28/2019	1,241
	Texas Competitive Electric Holdings Co. LLC
500	4.75%, 10/10/2017	317
	TPF Generation Holdings LLC, Second Lien Term Loan
147	4.71%, 12/21/2014	143
		2,685
	Wholesale Trade - 0.2%
	Harbor Freight Tools USA, Inc.
1,000	5.50%, 11/14/2017	998

8

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 13.3% - (continued)
		Wholesale Trade - 0.2% - (continued)
		HD Supply, Inc.
	$360	7.25%, 10/12/2017	$366
			1,364
		Total senior floating rate interests
		(cost $94,221)	$94,300

U.S. GOVERNMENT AGENCIES - 18.9%
		Federal Home Loan Mortgage Corporation - 2.7%
	$9,031	4.08%, 08/25/2018 ►	$914
	6,405	4.33%, 10/25/2020 ►	136
	4,300	5.00%, 08/15/2039 ☼	4,660
	2,075	5.49%, 08/25/2020 ►	176
	11,332	5.50%, 10/01/2036 - 07/01/2040 ‡	12,415
	2,023	14.27%, 12/15/2036 ►	334
	2,965	20.09%, 05/15/2037 ►	463
			19,098
		Federal National Mortgage Association - 9.1%
	23,677	3.00%, 08/15/2025 - 02/01/2027 ☼	24,962
	7,663	3.50%, 08/15/2041 - 03/01/2042 ☼	8,131
	800	4.00%, 01/01/2042	859
	4,650	4.50%, 08/01/2041 ☼	5,029
	12,809	5.00%, 08/01/2037 - 08/01/2041 ☼	13,979
	956	5.50%, 06/25/2042 Δ	173
	3,440	5.50%, 04/01/2038 ‡	3,801
	6,398	6.00%, 09/01/2039 - 08/01/2041 ☼	7,057
	3,148	6.53%, 09/25/2040 ►	495
	2,972	20.24%, 10/25/2036 ►	550
			65,036
		Government National Mortgage Association - 7.1%
	6,400	3.00%, 08/15/2042 ☼	6,753
	5,400	3.50%, 08/15/2041 ☼	5,859
	4,381	4.00%, 10/20/2040 - 05/15/2042 ‡	4,832
	19,656	4.50%, 09/15/2033 - 06/15/2041 ☼	21,809
	4,900	5.50%, 08/15/2039 ☼	5,479
	4,870	6.00%, 08/15/2034 - 08/15/2039	5,498
			50,230
		Total U.S. government agencies
		(cost $133,380)	$134,364

U.S. GOVERNMENT SECURITIES - 15.3%
U.S. Treasury Securities - 15.3%
		U.S. Treasury Bonds - 1.2%
	$3,000	2.00%, 11/15/2021 ╦	$3,155
	3,712	5.38%, 02/15/2031 ╦	5,521
			8,676
		U.S. Treasury Notes - 14.1%
	$61,925	0.38%, 04/15/2015 □	$62,114
	11,704	0.88%, 12/31/2016 ╦	11,887
	1,560	1.00%, 08/31/2016 ØΘ	1,594
	9,239	1.75%, 05/31/2016 - 05/15/2022 ╦	9,520
	4,384	2.00%, 04/30/2016 ╦	4,644
	4,085	2.13%, 08/15/2021 □	4,352
	4,580	2.25%, 07/31/2018 ╦	4,968
	805	3.13%, 05/15/2021 ØΘ	927
			100,006
			108,682
		Total U.S. government securities
		(cost $105,982)	$108,682

Contracts			Market Value ╪
CALL OPTIONS PURCHASED - 0.0%
		Foreign Exchange Contracts - 0.0%
		USD Call/CAD Put
	35	Expiration: 01/10/2013 æ	$3
		USD Call/CNY Put
	1,452	Expiration: 06/23/2013	9
		USD Call/CZK Put
	111	Expiration: 09/21/2012	1
			13
		Total call options purchased
		(cost $22)	$13

PUT OPTIONS PURCHASED - 0.0%
Interest Rate Contracts - 0.0%
		Euro-Bund Future Option
EUR	–	Expiration: 08/24/2012, Exercise Price: $143.50☼	$9
		U.S. Treasury 10-Year Note Future Option
	–	Expiration: 08/24/2012, Exercise Price: $130.00	$–
			9
		Total put options purchased
		(cost $17)	$9

Shares or Principal Amount ╬			Market Value ╪
COMMON STOCKS - 0.1%
		Energy - 0.1%
	83,644	KCA Deutag ⌂●†	$382

		Total common stocks
		(cost $1,133)	$382

PREFERRED STOCKS - 0.0%
		Diversified Financials - 0.0%
	12	Citigroup Capital XIII	$320

		Total preferred stocks
		(cost $324)	$320

9

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
WARRANTS - 0.0%
	Food, Beverage and Tobacco - 0.0%
1	ASG Consolidated LLC ■		$28

	Total warrants
	(cost $13)		$28

	Total long-term investments
	(cost $711,585)		$724,251

SHORT-TERM INVESTMENTS - 11.5%
Repurchase Agreements - 11.5%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
08/01/2012 in the amount of $28,689,
collateralized by FNMA 5.50% - 6.00%,
2038 - 2039, GNMA 4.50%, 2041, value
	of $29,262)
$28,688	0.17%, 07/31/2012		$28,688
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $22,132, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $22,574)
22,132	0.18%, 07/31/2012		22,132
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $5,434, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $5,542)
5,434	0.19%, 07/31/2012		5,434
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $18,167, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13%
- 3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $18,530)
18,167	0.19%, 07/31/2012		18,167
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $127, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $130)
127	0.17%, 07/31/2012		127
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $7,504, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $7,654)
7,504	0.19%, 07/31/2012		7,504
			82,052
	Total short-term investments
	(cost $82,052)		$82,052

	Total investments
	(cost $793,637) ▲	113.5%	$806,303
	Other assets and liabilities	(13.5)%	(95,877)
	Total net assets	100.0%	$710,426

10

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $794,753 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$18,562
Unrealized Depreciation	(7,012)
Net Unrealized Appreciation	$11,550

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2012, the aggregate value of these securities was $382, which represents 0.1% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2012.

Þ	This security may pay interest in additional principal instead of cash.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at July 31, 2012.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $46,130, which represents 6.5% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $44,107, which represents 6.2% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	83,644	KCA Deutag	$1,133

At July 31, 2012, the aggregate value of these securities was $382, which represents 0.1% of total net assets.

۞	Convertible security.

æ	This security has limitations. If the Canadian Dollar to U.S. Dollar exchange rate is greater than or equal to 1.12 between trade date and expiration date, the counterparty will be required to pay the Fund the sum of $35,000.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $96,713 at July 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

11

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $9,240 was received from broker as collateral in connection with swap contracts. Securities valued at $6,118, held on behalf of the Fund at the custody bank, were received from broker as collateral in connection with swap contracts.

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at July 31, 2012 as listed in the table below:

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Date	Market Value ╪	Amount	(Depreciation)
Australian 10-Year Bond Future	4	Long	09/17/2012	$528	$529	$(1)
Australian 3-Year Bond Future	19	Long	09/17/2012	2,196	2,209	(13)
Canadian Government 10-Year Bond Future	14	Long	09/19/2012	1,939	1,920	19
Euro BUXL 30-Year Bond Future	7	Long	09/06/2012	1,181	1,142	39
Euro-BOBL Future	36	Long	09/06/2012	5,659	5,615	44
Euro-BUND Future	33	Long	09/06/2012	5,870	5,856	14
Euro-OAT Future	3	Short	09/06/2012	495	479	(16)
Euro-Schatz Future	108	Short	09/06/2012	14,743	14,721	(22)
Japan 10-Year Bond Future	15	Long	09/10/2012	27,650	27,528	122
Japan 10-Year Mini Bond Future	7	Short	09/07/2012	1,291	1,286	(5)
Long Gilt Future	15	Short	09/26/2012	2,866	2,851	(15)
U.S. Treasury 10-Year Note Future	34	Long	09/19/2012	4,578	4,581	(3)
U.S. Treasury 2-Year Note Future	276	Long	09/28/2012	60,888	60,818	70
U.S. Treasury 30-Year Bond Future	1	Short	09/19/2012	151	151	–
U.S. Treasury 5-Year Note Future	33	Short	09/28/2012	4,118	4,105	(13)
U.S. Treasury CME Ultra Long Term Bond Future	14	Short	09/19/2012	2,415	2,464	49
						$269

*	The number of contracts does not omit 000's.

Θ	At July 31, 2012, this security, or a portion of this security, is designated to cover written call options in the table below:

								Unrealized
		Exercise	Expiration	Number of		Market	Premiums	Appreciation
Description (Counterparty)	Option Type	Price/ Rate	Date	Contracts*		Value ╪	Received	(Depreciation)
ITRX.EUR.16.1-5 (JPM)	Credit	1.80%	08/15/2012	EUR	87,360,000	$812	$421	$(391)
ITRX.EUR.17.1-5 (BOA)	Credit	1.80%	08/15/2012	EUR	86,020,000	961	832	(129)
USD Call/CNY Put (SCB)	Foreign Exchange	6.78 CNY	06/23/2013		1,452,000	$4	$5	$1
USD Call/CZK Put (UBS)	Foreign Exchange	23.57 CZK	09/21/2012		111,000	–	1	1
						$1,777	$1,259	$(518)

*	The number of contracts does not omit 000's. Number of contracts shown in U.S. dollars unless otherwise noted.

Ø	At July 31, 2012, this security, or a portion of this security, collateralized the written put options in the table below:

								Unrealized
		Exercise	Expiration	Number of		Market	Premiums	Appreciation
Description (Counterparty)	Option Type	Price/ Rate	Date	Contracts*		Value ╪	Received	(Depreciation)
ITRX.EUR.16.1-5 (JPM)	Credit	1.80%	08/15/2012	EUR	87,360,000	$94	$422	$328
ITRX.EUR.17.1-5 (BOA)	Credit	1.80%	08/15/2012	EUR	86,020,000	89	443	354
						$183	$865	$682

*	The number of contracts does not omit 000's. Number of contracts shown in U.S. dollars unless otherwise noted.

12

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shorts Outstanding at July 31, 2012

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FNMA TBA, 3.00%	$3,200	08/19/2042	$3,328	$–
FNMA TBA, 4.00%	1,700	08/15/2039	1,822	(6)
FNMA TBA, 5.50%	9,500	08/01/2041	10,422	(46)
GNMA TBA, 4.50%	5,300	08/15/2039	5,819	(3)
			$21,391	$(55)

 Credit Default Swap Contracts Outstanding at July 31, 2012

Reference Entity	Counterparty	Notional Amount (a)		Buy/Sell Protection	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
ABX.HE.AA.06	BCLY		$432	Buy	(0.32)%	07/25/45	$245	$222	$(23)
ABX.HE.AAA.06	BCLY		2,368	Buy	(0.18)%	07/25/45	253	201	(52)
ABX.HE.AAA.06	GSC		716	Buy	(0.18)%	07/25/45	59	61	2
ABX.HE.AAA.06	GSC		6,384	Buy	(0.18)%	07/25/45	578	541	(37)
ABX.HE.AAA.06	MSC		716	Buy	(0.18)%	07/25/45	59	61	2
ABX.HE.AAA.06	MSC		2,332	Buy	(0.18)%	07/25/45	260	198	(62)
ABX.HE.PENAAA.06	BCLY		2,122	Buy	(0.11)%	05/25/46	587	509	(78)
ABX.HE.PENAAA.06	CSI		2,031	Buy	(0.11)%	05/25/46	612	487	(125)
ABX.HE.PENAAA.06	JPM		476	Buy	(0.11)%	05/25/46	112	114	2
ABX.HE.PENAAA.06	JPM		2,196	Buy	(0.11)%	05/25/46	570	525	(45)
ABX.HE.PENAAA.06	MSC		478	Buy	(0.11)%	05/25/46	116	115	(1)
ABX.HE.PENAAA.07	JPM		371	Sell	0.76%	01/25/38	(236)	(209)	27
Bank of America	GSC		9,200	Sell	1.00% / 2.44%	09/20/17	(640)	(623)	17
CDX.NA.HY.18	BCLY		1,257	Sell	5.00%	06/20/17	(56)	(39)	17
CDX.NA.HY.18	GSC		16,607	Sell	5.00%	06/20/17	(456)	(515)	(59)
CDX.NA.HY.18	JPM		10,108	Buy	(5.00)%	06/20/17	670	314	(356)
CDX.NA.IG.18	CSI		13,575	Sell	1.00%	06/20/17	(95)	(43)	52
CDX.NA.IG.18	GSC		7,105	Sell	1.00%	06/20/17	(49)	(22)	27
CDX.NA.IG.18	JPM		4,520	Sell	1.00%	06/20/17	(32)	(14)	18
CDX.NA.IG.18	MSC		10,770	Sell	1.00%	06/20/17	(75)	(34)	41
Citigroup	GSC		9,850	Sell	1.00% / 2.42%	09/20/17	(641)	(659)	(18)
CMBX.NA.A.1	DEUT		940	Buy	(0.35)%	10/12/52	434	405	(29)
CMBX.NA.A.1	GSC		435	Buy	(0.35)%	10/12/52	197	188	(9)
CMBX.NA.AA.1	UBS		1,150	Buy	(0.25)%	10/12/52	343	321	(22)
CMBX.NA.AA.4	MSC		1,940	Sell	1.65%	02/17/51	(1,222)	(1,243)	(21)
CMBX.NA.AAA.2	DEUT		1,985	Sell	0.07%	03/15/49	(114)	(101)	13
CMBX.NA.AAA.2	UBS		1,840	Sell	0.07%	03/15/49	(98)	(93)	5
CMBX.NA.AAA.3	CSI		1,415	Sell	0.08%	12/13/49	(109)	(102)	7
CMBX.NA.AAA.3	DEUT		1,805	Sell	0.08%	12/13/49	(139)	(130)	9
CMBX.NA.AAA.3	JPM		5,315	Sell	0.08%	12/13/49	(437)	(384)	53
CMBX.NA.AAA.3	UBS		2,485	Sell	0.08%	12/13/49	(216)	(180)	36
CMBX.NA.AAA.5	MSC		1,100	Sell	0.35%	02/15/51	(88)	(77)	11
CMBX.NA.AJ.2	JPM		2,300	Sell	1.09%	03/15/49	(568)	(547)	21
CMBX.NA.AJ.3	UBS		975	Sell	1.47%	12/13/49	(383)	(357)	26
CMBX.NA.AJ.4	MSC		1,290	Buy	(0.96)%	02/17/51	505	515	10
CMBX.NA.AM.3	CSI		675	Buy	(0.50)%	12/13/49	137	113	(24)
CMBX.NA.AM.3	MSC		675	Buy	(0.50)%	12/13/49	135	113	(22)
CMBX.NA.AM.4	JPM		320	Buy	(0.50)%	02/17/51	75	65	(10)
CMBX.NA.AM.4	MSC		2,140	Buy	(0.50)%	02/17/51	495	433	(62)
CMBX.NA.AM.4	UBS		785	Buy	(0.50)%	02/17/51	192	159	(33)
Goldman Sachs	UBS		4,600	Sell	1.00% / 2.65%	09/20/17	(340)	(353)	(13)
Ireland (Republic of)	BCLY		6,050	Sell	1.00% / 5.16%	09/20/17	(1,112)	(1,042)	70
Italy (Republic of)	JPM		3,960	Sell	1.00% / 4.85%	09/20/17	(640)	(646)	(6)
ITRX.EUR.17	BOA	EUR	86,020	Sell	1.00%	06/20/17	(2,841)	(2,823)	18
ITRX.EUR.17	JPM	EUR	45,735	Sell	1.00%	06/20/17	(1,651)	(1,520)	131

13

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

 Credit Default Swap Contracts Outstanding at July 31, 2012 - (continued)

Reference Entity	Counterparty	Notional Amount (a)		Buy/Sell Protection	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
ITRX.XOV.17	GSC	EUR	2,350	Sell	5.00%	06/20/17	$(138)	$(147)	$(9)
ITRX.XOV.17	GSC	EUR	4,085	Sell	5.00%	06/20/17	(332)	(255)	77
LCDX.NA.18	BCLY		3,143	Sell	2.50%	06/20/17	(27)	(33)	(6)
LCDX.NA.18	DEUT		4,950	Sell	2.50%	06/20/17	(74)	(52)	22
LCDX.NA.18.2	GSC		1,668	Sell	2.50%	06/20/17	(63)	(18)	45
Morgan Stanley	BCLY		4,600	Sell	1.00% / 3.48%	09/20/17	(515)	(511)	4
PrimeX.ARM.1	MSC		611	Sell	4.42%	06/25/36	17	39	22
PrimeX.ARM.2	MSC		1,824	Sell	4.58%	12/25/37	(134)	(88)	46
Spain (Kingdom of)	DEUT		2,275	Sell	1.00% / 5.38%	09/20/17	(399)	(412)	(13)
Spain (Kingdom of)	GSC		1,900	Sell	1.00% / 5.38%	09/20/17	(335)	(344)	(9)
United Kingdom (Govt of)	GSC		140	Buy	(1.00)% / 0.55%	09/20/17	(3)	(3)	–
							$(7,607)	$(7,920)	$(313)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2012. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment performance risk.

 Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
AUD	BOA	Sell	$35	$34	08/31/2012	$(1)
AUD	CSFB	Buy	70	69	08/31/2012	1
AUD	GSC	Buy	71	70	08/31/2012	1
AUD	JPM	Buy	2,580	2,558	08/31/2012	22
AUD	JPM	Sell	794	786	08/31/2012	(8)
AUD	NAB	Buy	70	69	08/31/2012	1
AUD	RBC	Sell	36	35	08/31/2012	(1)
BRL	GSC	Buy	58	59	09/05/2012	(1)
BRL	GSC	Sell	58	59	08/06/2012	1
BRL	JPM	Buy	59	59	08/06/2012	–
CAD	BCLY	Sell	120	119	08/16/2012	(1)
CAD	BCLY	Sell	285	283	08/31/2012	(2)
CAD	BNP	Buy	71	71	08/31/2012	–
CAD	CBK	Buy	44	44	08/31/2012	–
CAD	CBK	Sell	43	43	08/31/2012	–
CAD	DEUT	Sell	810	809	08/01/2012	(1)
CAD	DEUT	Buy	809	808	08/31/2012	1
CAD	JPM	Buy	143	142	08/31/2012	1
CAD	RBC	Buy	4,066	4,049	08/31/2012	17
CAD	RBC	Sell	1,253	1,248	08/31/2012	(5)
CAD	UBS	Buy	71	70	08/31/2012	1
CHF	CSFB	Buy	133	131	08/31/2012	2
COP	CBK	Buy	28	28	08/31/2012	–
COP	JPM	Buy	60	60	08/06/2012	–
COP	JPM	Sell	60	59	08/06/2012	(1)
COP	JPM	Sell	60	60	08/31/2012	–
CZK	CSFB	Sell	13	13	08/31/2012	–

14

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2012 - (continued)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
DKK	RBC	Buy	$320	$314	08/31/2012	$6
EUR	BCLY	Sell	1,446	1,423	08/31/2012	(23)
EUR	BOA	Buy	81	81	08/31/2012	–
EUR	CBK	Buy	22,151	22,108	08/31/2012	43
EUR	CBK	Sell	645	644	08/31/2012	(1)
EUR	DEUT	Buy	71	71	08/31/2012	–
EUR	DEUT	Sell	142	140	08/31/2012	(2)
EUR	JPM	Buy	142	142	08/31/2012	–
EUR	JPM	Sell	640	641	08/31/2012	1
EUR	JPM	Sell	121	121	08/02/2012	–
EUR	JPM	Sell	3,316	3,315	08/03/2012	(1)
EUR	UBS	Buy	207	204	08/31/2012	3
GBP	BOA	Sell	82	82	08/31/2012	–
GBP	CBK	Buy	133	133	08/31/2012	–
GBP	DEUT	Buy	141	139	08/31/2012	2
GBP	UBS	Sell	180	180	08/31/2012	–
GBP	UBS	Sell	141	140	08/31/2012	(1)
GBP	WEST	Buy	7,003	7,019	08/31/2012	(16)
GBP	WEST	Sell	1,826	1,830	08/31/2012	4
JPY	BCLY	Sell	1,699	1,696	08/31/2012	(3)
JPY	BOA	Sell	141	140	08/31/2012	(1)
JPY	CSFB	Buy	41,224	41,185	08/31/2012	39
JPY	CSFB	Buy	400	400	08/31/2012	–
JPY	CSFB	Sell	38	38	08/31/2012	–
JPY	JPM	Buy	623	623	08/31/2012	–
JPY	JPM	Sell	623	623	08/03/2012	–
JPY	UBS	Sell	155	155	08/31/2012	–
KRW	DEUT	Buy	328	323	08/31/2012	5
MXN	RBC	Buy	567	552	08/31/2012	15
MYR	JPM	Buy	236	233	08/30/2012	3
NOK	JPM	Buy	71	71	08/31/2012	–
NOK	MSC	Buy	339	337	08/31/2012	2
NZD	DEUT	Buy	36	36	08/31/2012	–
NZD	JPM	Buy	109	108	08/31/2012	1
NZD	WEST	Buy	305	297	08/31/2012	8
PLN	CSFB	Buy	252	249	08/31/2012	3
SEK	DEUT	Sell	71	71	08/31/2012	–
SEK	JPM	Sell	72	71	08/31/2012	(1)
SEK	UBS	Sell	855	845	08/31/2012	(10)
SGD	JPM	Buy	96	95	08/31/2012	1
SGD	JPM	Sell	149	148	08/31/2012	(1)
						$103

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

15

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
RBC	RBC Dominion Securities
SCB	Standard Chartered Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Koruna
DKK	Denmark Krone
EUR	EURO
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish New Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
LCDX.NA	Credit Derivatives North American Loan
PrimeX.ARM	Markit PrimeX Mortgage Backed Security

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Distribution by Credit Quality
as of July 31, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	3.8%
Aa / AA	4.0
A	3.0
Baa / BBB	15.0
Ba / BB	17.7
B	16.1
Caa / CCC or Lower	5.0
Unrated	3.1
U.S. Government Agencies and Securities	34.2
Non Debt Securities and Other Short-Term Instruments	11.6
Other Assets & Liabilities	(13.5)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

16

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$56,123	$–	$40,617	$15,506
Call Options Purchased	13	–	13	–
Common Stocks ‡	382	–	–	382
Corporate Bonds	113,508	–	112,981	527
Foreign Government Obligations	216,522	413	216,109	–
Preferred Stocks	320	320	–	–
Put Options Purchased	9	9	–	–
Senior Floating Rate Interests	94,300	–	94,300	–
U.S. Government Agencies	134,364	–	134,364	–
U.S. Government Securities	108,682	7,063	101,619	–
Warrants	28	28	–	–
Short-Term Investments	82,052	–	82,052	–
Total	$806,303	$7,833	$782,055	$16,415
Credit Default Swaps *	831	–	831	–
Foreign Currency Contracts *	184	–	184	–
Futures *	357	357	–	–
Written Options *	684	–	684	–
Total	$2,056	$357	$1,699	$–
Liabilities:
Securities Sold Short	$21,391	$–	$21,391	$–
Total	$21,391	$–	$21,391	$–
Credit Default Swaps *	1,144	–	1,144	–
Foreign Currency Contracts *	81	–	81	–
Futures *	88	88	–	–
Written Options *	520	–	520	–
Total	$1,833	$88	$1,745	$–

♦	For the nine-month period ended July 31, 2012, investments valued at $5,984 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

17

The Hartford Strategic Income Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$505	$(64)	$650	†	$115	$15,312	$(1,012)	$—	$—	$15,506
Common Stocks	728	—	(346	)‡	—	—	—	—	—	382
Corporate Bonds	5,857	377	262	§	(1)	470	(8,147)	1,709	—	527
Total	$7,090	$313	$566		$114	$15,782	$(9,159)	$1,709	$—	$16,415

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $334.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $(346).
§	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $(174).

18

The Hartford Target Retirement 2010 Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
EQUITY FUNDS - 45.0%
87	The Hartford Capital Appreciation Fund, Class Y		$2,905
266	The Hartford Dividend and Growth Fund, Class Y		5,461
267	The Hartford Emerging Markets Research Fund, Class Y		2,128
439	The Hartford Global Real Asset Fund, Class Y		4,501
337	The Hartford International Opportunities Fund, Class Y		4,785
138	The Hartford International Small Company Fund, Class Y		1,681
76	The Hartford MidCap Value Fund, Class Y		952
44	The Hartford Small Company Fund, Class Y		935
			23,348
	Total equity funds
	(cost $22,451)		$23,348

FIXED INCOME FUNDS - 54.9%
486	The Hartford Alternative Strategies Fund, Class Y		$5,154
667	The Hartford Inflation Plus Fund, Class Y		8,431
217	The Hartford Strategic Income Fund, Class Y		2,061
454	The Hartford Total Return Bond Fund, Class Y		5,115
729	The Hartford World Bond Fund, Class Y		7,715
			28,476
	Total fixed income funds
	(cost $27,682)		$28,476

	Total investments in affiliated investment companies
	(cost $50,133)		$51,824

	Total long-term investments
	(cost $50,133)		$51,824

	Total investments
	(cost $50,133) ▲	99.9%	$51,824
	Other assets and liabilities	0.1%	45
	Total net assets	100.0%	$51,869

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $50,454 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,379
Unrealized Depreciation	(9)
Net Unrealized Appreciation	$1,370

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2010 Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$51,824	$51,824	$—	$—
Total	$51,824	$51,824	$—	$—

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2015 Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
EQUITY FUNDS - 51.4%
108	The Hartford Capital Appreciation Fund, Class Y		$3,611
337	The Hartford Dividend and Growth Fund, Class Y		6,921
330	The Hartford Emerging Markets Research Fund, Class Y		2,633
385	The Hartford Global Real Asset Fund, Class Y		3,949
427	The Hartford International Opportunities Fund, Class Y		6,061
174	The Hartford International Small Company Fund, Class Y		2,116
96	The Hartford MidCap Value Fund, Class Y		1,193
56	The Hartford Small Company Fund, Class Y		1,184
			27,668
	Total equity funds
	(cost $26,468)		$27,668

FIXED INCOME FUNDS - 48.5%
507	The Hartford Alternative Strategies Fund, Class Y		$5,373
581	The Hartford Inflation Plus Fund, Class Y		7,350
278	The Hartford Strategic Income Fund, Class Y		2,644
379	The Hartford Total Return Bond Fund, Class Y		4,269
609	The Hartford World Bond Fund, Class Y		6,445
			26,081
	Total fixed income funds
	(cost $25,399)		$26,081

	Total investments in affiliated investment companies
	(cost $51,867)		$53,749

	Total long-term investments
	(cost $51,867)		$53,749

	Total investments
	(cost $51,867) ▲	99.9%	$53,749
	Other assets and liabilities	0.1%	36
	Total net assets	100.0%	$53,785

Note:   Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $51,944 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,831
Unrealized Depreciation	(26)
Net Unrealized Appreciation	$1,805

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2015 Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$53,749	$53,749	$–	$–
Total	$53,749	$53,749	$–	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2020 Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.0%
EQUITY FUNDS - 58.4%
401	The Hartford Capital Appreciation Fund, Class Y		$13,402
1,257	The Hartford Dividend and Growth Fund, Class Y		25,805
1,239	The Hartford Emerging Markets Research Fund, Class Y		9,891
990	The Hartford Global Real Asset Fund, Class Y		10,161
1,584	The Hartford International Opportunities Fund, Class Y		22,482
643	The Hartford International Small Company Fund, Class Y		7,825
353	The Hartford MidCap Value Fund, Class Y		4,399
206	The Hartford Small Company Fund, Class Y		4,365
			98,330
	Total equity funds
	(cost $92,975)		$98,330

FIXED INCOME FUNDS - 41.6%
1,588	The Hartford Alternative Strategies Fund, Class Y		$16,833
1,459	The Hartford Inflation Plus Fund, Class Y		18,462
1,021	The Hartford Strategic Income Fund, Class Y		9,703
883	The Hartford Total Return Bond Fund, Class Y		9,950
1,413	The Hartford World Bond Fund, Class Y		14,948
			69,896
	Total fixed income funds
	(cost $67,943)		$69,896

	Total investments in affiliated investment companies
	(cost $160,918)		$168,226

	Total long-term investments
	(cost $160,918)		$168,226

	Total investments
	(cost $160,918) ▲	100.0%	$168,226
	Other assets and liabilities	—%	77
	Total net assets	100.0%	$168,303

1

The Hartford Target Retirement 2020 Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $161,533 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,693
Unrealized Depreciation	—
Net Unrealized Appreciation	$6,693

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$168,226	$168,226	$—	$—
Total	$168,226	$168,226	$—	$—

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2025 Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.0%
EQUITY FUNDS - 65.2%
191	The Hartford Capital Appreciation Fund, Class Y		$6,392
599	The Hartford Dividend and Growth Fund, Class Y		12,292
593	The Hartford Emerging Markets Research Fund, Class Y		4,731
304	The Hartford Global Real Asset Fund, Class Y		3,119
762	The Hartford International Opportunities Fund, Class Y		10,806
308	The Hartford International Small Company Fund, Class Y		3,749
166	The Hartford MidCap Value Fund, Class Y		2,065
97	The Hartford Small Company Fund, Class Y		2,049
			45,203
	Total equity funds
	(cost $43,534)		$45,203

FIXED INCOME FUNDS - 34.8%
646	The Hartford Alternative Strategies Fund, Class Y		$6,851
463	The Hartford Inflation Plus Fund, Class Y		5,862
485	The Hartford Strategic Income Fund, Class Y		4,605
241	The Hartford Total Return Bond Fund, Class Y		2,717
391	The Hartford World Bond Fund, Class Y		4,133
			24,168
	Total fixed income funds
	(cost $23,645)		$24,168

	Total investments in affiliated investment companies
	(cost $67,179)		$69,371

	Total long-term investments
	(cost $67,179)		$69,371

	Total investments
	(cost $67,179) ▲	100.0%	$69,371
	Other assets and liabilities	–%	28
	Total net assets	100.0%	$69,399

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $67,287 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,157
Unrealized Depreciation	(73)
Net Unrealized Appreciation	$2,084

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2025 Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$69,371	$69,371	$–	$–
Total	$69,371	$69,371	$–	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2030 Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
EQUITY FUNDS - 71.5%
535	The Hartford Capital Appreciation Fund, Class Y		$17,859
1,684	The Hartford Dividend and Growth Fund, Class Y		34,579
1,644	The Hartford Emerging Markets Research Fund, Class Y		13,119
534	The Hartford Global Real Asset Fund, Class Y		5,475
2,137	The Hartford International Opportunities Fund, Class Y		30,318
866	The Hartford International Small Company Fund, Class Y		10,538
474	The Hartford MidCap Value Fund, Class Y		5,910
274	The Hartford Small Company Fund, Class Y		5,821
			123,619
	Total equity funds
	(cost $117,128)		$123,619

FIXED INCOME FUNDS - 28.4%
1,630	The Hartford Alternative Strategies Fund, Class Y		$17,277
800	The Hartford Inflation Plus Fund, Class Y		10,123
1,383	The Hartford Strategic Income Fund, Class Y		13,142
307	The Hartford Total Return Bond Fund, Class Y		3,458
490	The Hartford World Bond Fund, Class Y		5,188
			49,188
	Total fixed income funds
	(cost $47,497)		$49,188

	Total investments in affiliated investment companies
	(cost $164,625)		$172,807

	Total long-term investments
	(cost $164,625)		$172,807

	Total investments
	(cost $164,625) ▲	99.9%	$172,807
	Other assets and liabilities	0.1%	91
	Total net assets	$100.0%	172,898

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $165,242 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,565
Unrealized Depreciation	—
Net Unrealized Appreciation	$7,565

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2030 Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$172,807	$172,807	$–	$–
Total	$172,807	$172,807	$–	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2035 Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.0%
EQUITY FUNDS - 78.1%
167	The Hartford Capital Appreciation Fund, Class Y		$5,580
527	The Hartford Dividend and Growth Fund, Class Y		10,809
519	The Hartford Emerging Markets Research Fund, Class Y		4,138
81	The Hartford Global Real Asset Fund, Class Y		831
669	The Hartford International Opportunities Fund, Class Y		9,489
267	The Hartford International Small Company Fund, Class Y		3,250
146	The Hartford MidCap Value Fund, Class Y		1,822
85	The Hartford Small Company Fund, Class Y		1,808
			37,727
	Total equity funds
	(cost $36,074)		$37,727

FIXED INCOME FUNDS - 21.9%
458	The Hartford Alternative Strategies Fund, Class Y		$4,852
125	The Hartford Inflation Plus Fund, Class Y		1,581
434	The Hartford Strategic Income Fund, Class Y		4,124
			10,557
	Total fixed income funds
	(cost $10,210)		$10,557

	Total investments in affiliated investment companies
	(cost $46,284)		$48,284

	Total long-term investments
	(cost $46,284)		$48,284

	Total investments
	(cost $46,284) ▲	100.0%	$48,284
	Other assets and liabilities	–%	21
	Total net assets	100.0%	$48,305

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $46,379 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,905
Unrealized Depreciation	—
Net Unrealized Appreciation	$1,905

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2035 Fund

Schedule of Investments – (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$48,284	$48,284	$–	$–
Total	$48,284	$48,284	$–	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2040 Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 100.0%
EQUITY FUNDS - 78.2%
217	The Hartford Capital Appreciation Fund, Class Y		$7,236
678	The Hartford Dividend and Growth Fund, Class Y		13,911
663	The Hartford Emerging Markets Research Fund, Class Y		5,293
106	The Hartford Global Real Asset Fund, Class Y		1,083
866	The Hartford International Opportunities Fund, Class Y		12,282
345	The Hartford International Small Company Fund, Class Y		4,197
189	The Hartford MidCap Value Fund, Class Y		2,352
111	The Hartford Small Company Fund, Class Y		2,363
			48,717
	Total equity funds
	(cost $46,723)		$48,717

FIXED INCOME FUNDS - 21.8%
585	The Hartford Alternative Strategies Fund, Class Y		$6,199
161	The Hartford Inflation Plus Fund, Class Y		2,037
559	The Hartford Strategic Income Fund, Class Y		5,311
			13,547
	Total fixed income funds
	(cost $13,210)		$13,547

	Total investments in affiliated investment companies
	(cost $59,933)		$62,264

	Total long-term investments
	(cost $59,933)		$62,264

	Total investments
	(cost $59,933) ▲	100.0%	$62,264
	Other assets and liabilities	–%	29
	Total net assets	100.0%	$62,293

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $60,012 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,252
Unrealized Depreciation	—
Net Unrealized Appreciation	$2,252

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2040 Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$62,264	$62,264	$–	$–
Total	$62,264	$62,264	$–	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2045 Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
EQUITY FUNDS - 78.1%
82	The Hartford Capital Appreciation Fund, Class Y		$2,736
257	The Hartford Dividend and Growth Fund, Class Y		5,280
251	The Hartford Emerging Markets Research Fund, Class Y		2,003
40	The Hartford Global Real Asset Fund, Class Y		408
327	The Hartford International Opportunities Fund, Class Y		4,638
131	The Hartford International Small Company Fund, Class Y		1,600
71	The Hartford MidCap Value Fund, Class Y		888
42	The Hartford Small Company Fund, Class Y		882
			18,435
	Total equity funds
	(cost $17,661)		$18,435

FIXED INCOME FUNDS - 21.8%
222	The Hartford Alternative Strategies Fund, Class Y		$2,357
61	The Hartford Inflation Plus Fund, Class Y		770
211	The Hartford Strategic Income Fund, Class Y		2,008
			5,135
	Total fixed income funds
	(cost $4,995)		$5,135

	Total investments in affiliated investment companies
	(cost $22,656)		$23,570

	Total long-term investments
	(cost $22,656)		$23,570

	Total investments
	(cost $22,656) ▲	99.9%	$23,570
	Other assets and liabilities	0.1%	19
	Total net assets	100.0%	$23,589

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $22,705 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$868
Unrealized Depreciation	(3)
Net Unrealized Appreciation	$865

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2045 Fund

Schedule of Investments – (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$23,570	$23,570	$–	$–
Total	$23,570	$23,570	$–	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

2

The Hartford Target Retirement 2050 Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
AFFILIATED INVESTMENT COMPANIES - 99.9%
EQUITY FUNDS - 78.1%
94	The Hartford Capital Appreciation Fund, Class Y		$3,135
295	The Hartford Dividend and Growth Fund, Class Y		6,064
287	The Hartford Emerging Markets Research Fund, Class Y		2,294
46	The Hartford Global Real Asset Fund, Class Y		467
375	The Hartford International Opportunities Fund, Class Y		5,324
151	The Hartford International Small Company Fund, Class Y		1,832
82	The Hartford MidCap Value Fund, Class Y		1,017
48	The Hartford Small Company Fund, Class Y		1,028
			21,161
	Total equity funds
	(cost $20,212)		$21,161

FIXED INCOME FUNDS - 21.8%
256	The Hartford Alternative Strategies Fund, Class Y		$2,715
70	The Hartford Inflation Plus Fund, Class Y		885
243	The Hartford Strategic Income Fund, Class Y		2,305
			5,905
	Total fixed income funds
	(cost $5,759)		$5,905

	Total investments in affiliated investment companies
	(cost $25,971)		$27,066

	Total long-term investments
	(cost $25,971)		$27,066

	Total investments
	(cost $25,971) ▲	99.9%	$27,066
	Other assets and liabilities	0.1%	27
	Total net assets	100.0%	$27,093

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $26,026 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,040
Unrealized Depreciation	—
Net Unrealized Appreciation	$1,040

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

1

The Hartford Target Retirement 2050 Fund

Schedule of Investments – (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$27,066	$27,066	$–	$–
Total	$27,066	$27,066	$–	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

2

The Hartford Total Return Bond Fund

Schedule of Investments

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 12.0%
Finance and Insurance - 12.0%
	Captive Auto Finance - 1.3%
	Ally Automotive Receivables Trust
$950	3.00%, 10/15/2015 ■	$958
2,420	3.38%, 09/15/2017 ■	2,503
2,440	3.61%, 08/15/2016 ■	2,541
	Bank of America Automotive Trust
2,428	3.03%, 10/15/2016 ■	2,450
	Carnow Automotive Receivables Trust
961	2.09%, 01/15/2015 ■	962
	Credit Acceptance Automotive Loan Trust
2,240	3.12%, 03/16/2020 ■	2,258
	Ford Credit Automotive Owner Trust
1,560	3.21%, 07/15/2017	1,627
710	5.53%, 05/15/2016 ■	755
	Ford Credit Automotive Owner Trust Series 2010B, Class B
1,500	2.54%, 02/15/2016	1,558
	Harley-Davidson Motorcycle Trust
1,780	2.12%, 08/15/2017	1,801
	Hyundai Automotive Receivables Trust
2,850	2.27%, 02/15/2017	2,933
	Prestige Automotive Receivables Trust
1,685	2.49%, 04/16/2018 ■	1,711
	SNAAC Automotive Receivables Trust
1,313	1.78%, 06/15/2016 ■	1,315
		23,372
	Captive Retail Finance - 0.1%
	CNH Equipment Trust
1,250	2.97%, 05/15/2017	1,297
	Fieldstone Mortgage Investment Corp.
1,515	0.59%, 04/25/2047 Δ	659
		1,956
	Credit Card Issuing - 0.2%
	Chase Issuance Trust
2,660	5.12%, 10/15/2014	2,686
	GE Capital Credit Card Master Note Trust
1,490	2.21%, 06/15/2016 ‡	1,512
		4,198
	Other Financial Investment Activities - 0.3%
	Soundview Home Equity Loan Trust, Inc.
4,705	0.49%, 07/25/2036 Δ	1,841
3,520	0.50%, 06/25/2036 Δ	1,522
6,810	0.53%, 05/25/2036 Δ	2,831
		6,194
	Real Estate Credit (Mortgage Banking) - 10.1%
	Argent Securities, Inc.
9,555	0.40%, 06/25/2036 Δ	2,938
	Banc of America Funding Corp.
3,515	0.55%, 05/20/2047 Δ	2,263
4,848	5.77%, 05/25/2037	3,922
	BCAP LLC Trust
2,135	0.43%, 03/25/2037 Δ	1,317
	Bear Stearns Adjustable Rate Mortgage Trust
4,776	2.25%, 08/25/2035 Δ	4,476
6,680	2.40%, 10/25/2035 Δ	5,922
	Bear Stearns Commercial Mortgage Securities, Inc.
6,453	1.05%, 07/11/2042 Δ	10
1,585	5.54%, 10/12/2041	1,824
5,592	14.94%, 11/11/2041 ►	14
	Citigroup Commercial Mortgage Trust, Inc.
1,400	0.60%, 03/25/2037 Δ	511
	Citigroup/Deutsche Bank Commercial Mortgage Trust
2,875	5.32%, 12/11/2049	3,225
4,222	5.39%, 07/15/2044 Δ	4,721
	Commercial Mortgage Loan Trust
2,505	6.20%, 09/10/2017 Δ	2,902
	Commercial Mortgage Pass-Through Certificates
11,589	3.13%, 07/10/2046 ■►	1,021
	Consumer Portfolio Services, Inc.
270	5.01%, 02/15/2016 ■	271
	Countrywide Asset-Backed Certificates
7,080	0.48%, 07/25/2037 Δ	1,295
6,970	0.49%, 02/25/2037 Δ	1,906
	Countrywide Home Loans, Inc.
1,303	2.98%, 04/20/2036 Δ	662
5,164	6.00%, 10/25/2037	4,901
	CS First Boston Mortgage Securities Corp.
2,536	5.50%, 06/25/2035	2,303
	CW Capital Cobalt Series 2006-C1, Class A4
5,180	5.22%, 08/15/2048	5,784
	DBUBS Mortgage Trust
11,676	3.39%, 01/01/2021 ■►	620
2,135	4.54%, 05/12/2021 ■	2,314
	First Franklin Mortgage Loan Trust
6,725	0.49%, 04/25/2036 Δ	2,636
	First Horizon Alternative Mortgage Securities
7,179	2.55%, 04/25/2036 Δ	4,348
10,105	2.60%, 09/25/2035 Δ	7,523
	Ford Credit Floorplan Master Owner Trust
2,600	1.50%, 09/15/2015	2,626
	GE Business Loan Trust
1,329	1.25%, 05/15/2034 ■Δ	512
	GMAC Mortgage Corp. Loan Trust
2,325	4.86%, 09/19/2035 Δ	2,016
	Goldman Sachs Mortgage Securities Trust
3,450	3.55%, 04/10/2034 ■‡	3,673
	GSAMP Trust
1,489	0.37%, 12/25/2036 Δ	531
1,932	0.42%, 12/25/2036 Δ	696
1,504	0.50%, 12/25/2036 Δ	542
	GSR Mortgage Loan Trust
6,395	2.71%, 01/25/2036 Δ	4,462
4,324	5.19%, 11/25/2035 Δ	3,377
	Home Equity Loan Trust
3,140	0.41%, 04/25/2037 Δ	1,299

1

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 12.0% - (continued)
Finance and Insurance - 12.0% - (continued)
	Real Estate Credit (Mortgage Banking) - 10.1% - (continued)
	Indymac Index Mortgage Loan Trust
$1,484	0.37%, 07/25/2036 Δ	$796
1,581	2.54%, 01/25/2036 Δ	1,239
923	2.63%, 08/25/2035 Δ	527
5,829	2.82%, 03/25/2036 Δ	3,324
	JP Morgan Automotive Receivable Trust
9	12.85%, 10/15/2012 ■	9
	JP Morgan Chase Commercial Mortgage Securities Corp.
4,490	5.34%, 05/15/2047 ‡	5,031
2,917	5.46%, 01/12/2043 Δ	3,207
2,590	5.77%, 06/12/2041 Δ	2,773
4,051	6.07%, 02/12/2051	4,370
	JP Morgan Mortgage Trust
1,790	4.94%, 09/25/2035 Δ	1,555
	LB-UBS Commercial Mortgage Trust
16,147	3.33%, 09/15/2039 ►	122
5,962	5.43%, 02/15/2040	6,735
	Lehman Brothers Small Balance Commercial
381	5.52%, 09/25/2030 ■	322
	Merrill Lynch Mortgage Investors Trust
5,680	0.51%, 03/25/2037 Δ	2,027
819	2.86%, 07/25/2035 Δ	578
1,277	5.58%, 03/25/2036 Δ	764
	Merrill Lynch Mortgage Trust
2,284	5.20%, 09/12/2042	2,490
	Merrill Lynch/Countrywide Commercial Mortgage Trust
15,060	3.87%, 07/12/2046 ►	207
1,300	5.38%, 08/12/2048	1,423
6,710	5.81%, 06/12/2050 ‡Δ	7,306
	Morgan Stanley ABS Capital I
1,551	0.31%, 12/25/2036 Δ	684
	Morgan Stanley Capital I
44,139	3.44%, 09/15/2047 ■►	1,602
7,700	5.69%, 04/15/2049 Δ	8,560
	National Credit Union Administration
1,846	1.84%, 10/07/2020 Δ	1,870
	Nationstar Home Equity Loan Trust
6,090	0.43%, 06/25/2037 Δ	2,761
	Option One Mortgage Loan Trust
1,095	0.50%, 03/25/2037 Δ	393
	Residential Asset Securities Corp.
6,830	0.49%, 08/25/2036 Δ	1,456
	Residential Funding Mortgage Securities, Inc.
3,539	6.00%, 07/25/2037	3,154
	Saxon Asset Securities Trust
3,700	0.42%, 11/25/2036 Δ	1,951
	SBAC
2,400	2.93%, 12/15/2017 ■☼	2,400
	Securitized Asset Backed Receivables LLC
1,916	0.34%, 07/25/2036 Δ	642
4,363	0.40%, 12/25/2036 Δ	1,666
1,936	0.49%, 07/25/2036 Δ	669
	Soundview Home Equity Loan Trust, Inc.
3,900	0.43%, 07/25/2037 Δ	1,420
	Structured Adjustable Rate Mortgage Loan Trust
838	0.55%, 09/25/2034 Δ	623
9,709	2.59%, 02/25/2036 Δ	5,933
	UBS-Barclays Commercial Mortgage Trust
2,665	3.53%, 05/10/2063	2,820
	Wachovia Bank Commercial Mortgage Trust
5,100	5.77%, 07/15/2045 Δ	5,831
	Wells Fargo Alternative Loan Trust
2,407	6.25%, 11/25/2037	2,211
	Wells Fargo Mortgage Backed Securities Trust
1,229	2.62%, 07/25/2036 Δ	946
1,393	5.18%, 10/25/2035 Δ	1,363
		183,123
		218,843
	Total asset & commercial mortgage backed securities
	(cost $215,043)	$218,843

CORPORATE BONDS - 34.8%
Accommodation and Food Services - 0.2%
	Traveler Accommodation - 0.2%
	Choice Hotels International, Inc.
$66	5.70%, 08/28/2020	$70
490	5.75%, 07/01/2022	522
	Wynn Las Vegas LLC
495	5.38%, 03/15/2022 ■	496
2,100	7.75%, 08/15/2020	2,331
		3,419
Administrative Waste Management and Remediation - 0.1%
	Other Support Services - 0.0%
	Iron Mountain, Inc.
501	7.75%, 10/01/2019	556

	Waste Treatment and Disposal - 0.1%
	Clean Harbors, Inc.
605	5.25%, 08/01/2020 ■	624

		1,180
Air Transportation - 0.0%
	Scheduled Air Transportation - 0.0%
	US Airways Group, Inc.
426	6.25%, 04/22/2023	448

2

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 34.8% - (continued)
Apparel Manufacturing - 0.1%
	Cut and Sew Apparel Manufacturing - 0.1%
	Hanesbrands, Inc.
$300	6.38%, 12/15/2020	$320
	Phillips Van-Heusen Corp.
850	7.38%, 05/15/2020	947
		1,267
Arts, Entertainment and Recreation - 2.7%
	Cable and Other Subscription Programming - 1.5%
	CCO Holdings LLC
114	7.38%, 06/01/2020	127
	Comcast Corp.
2,835	3.13%, 07/15/2022	2,967
	DirecTV Holdings LLC
4,430	3.80%, 03/15/2022	4,682
1,820	5.00%, 03/01/2021	2,085
	Time Warner Cable, Inc.
1,500	5.88%, 11/15/2040	1,809
	Time Warner Entertainment Co., L.P.
3,190	8.38%, 07/15/2033 ‡	4,551
	Time Warner, Inc.
1,065	3.40%, 06/15/2022	1,123
1,650	6.10%, 07/15/2040	2,028
1,640	6.25%, 03/29/2041 ‡	2,062
	Unitymedia Hessen GmbH & Co.
379	8.13%, 12/01/2017 ■	411
	Viacom, Inc.
1,505	3.13%, 06/15/2022	1,548
3,000	5.63%, 09/15/2019	3,610
	Virgin Media Finance plc
1,045	5.25%, 02/15/2022	1,082
445	9.50%, 08/15/2016	498
		28,583
	Data Processing, Hosting and Related Services - 0.1%
	Fidelity National Information Services, Inc.
1,405	5.00%, 03/15/2022 ■	1,482

	Motion Picture and Video Industries - 0.0%
	NAI Entertainment Holdings LLC
306	8.25%, 12/15/2017 ■	340
	National CineMedia LLC
65	6.00%, 04/15/2022 ■	67
		407
	Newspaper, Periodical, Book and Database Publisher - 0.3%
	News America, Inc.
3,720	6.15%, 03/01/2037 - 02/15/2041	4,583

	Radio and Television Broadcasting - 0.8%
	CBS Corp.
4,541	3.38%, 03/01/2022	4,720
	Liberty Media Corp.
1,761	8.25%, 02/01/2030	1,823
	NBC Universal Media LLC
1,180	3.65%, 04/30/2015	1,261
2,075	5.15%, 04/30/2020	2,462
1,554	5.95%, 04/01/2041	1,968
	Videotron Ltee
1,646	5.00%, 07/15/2022	1,720
		13,954
		49,009
Beverage and Tobacco Product Manufacturing - 1.2%
	Beverage Manufacturing - 1.0%
	Anheuser-Busch InBev Worldwide, Inc.
4,921	1.38%, 07/15/2017	4,970
4,125	7.75%, 01/15/2019	5,542
	Constellation Brands, Inc.
1,715	6.00%, 05/01/2022	1,893
2,405	7.25%, 05/15/2017	2,775
	Molson Coors Brewing Co.
865	3.50%, 05/01/2022 ‡	928
	Pernod-Ricard S.A.
3,655	2.95%, 01/15/2017 ■‡	3,771
		19,879
	Tobacco Manufacturing - 0.2%
	Altria Group, Inc.
1,658	10.20%, 02/06/2039	2,872

		22,751
Chemical Manufacturing - 0.8%
	Agricultural Chemical Manufacturing - 0.1%
	Yara International ASA
1,510	7.88%, 06/11/2019 ■	1,921

	Basic Chemical Manufacturing - 0.7%
	Dow Chemical Co.
7,420	8.55%, 05/15/2019	10,077
	LyondellBasell Industries N.V.
1,630	6.00%, 11/15/2021	1,875
		11,952
		13,873
Computer and Electronic Product Manufacturing - 0.4%
	Communications Equipment Manufacturing - 0.0%
	Nextel Communications, Inc.
445	7.38%, 08/01/2015	448

	Computer and Peripheral Equipment Manufacturing - 0.4%
	Hewlett-Packard Co.
2,225	2.35%, 03/15/2015 ‡	2,264
	Seagate HDD Cayman
2,835	6.88%, 05/01/2020	3,058
1,055	7.75%, 12/15/2018	1,168
		6,490
	Navigational, Measuring and Control Instruments - 0.0%
	Esterline Technologies Corp.
85	7.00%, 08/01/2020	94

	Semiconductor, Electronic Component Manufacturing - 0.0%
	Jabil Circuit, Inc.
565	4.70%, 09/15/2022	565

		7,597

3

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 34.8% - (continued)
Construction - 0.1%
	Residential Building Construction - 0.1%
	Centex Corp.
$1,370	6.50%, 05/01/2016	$1,500
	D.R. Horton, Inc.
515	6.50%, 04/15/2016	565
	Pulte Homes, Inc.
335	7.88%, 06/15/2032	335
		2,400
Fabricated Metal Product Manufacturing - 0.2%
	Boiler, Tank and Shipping Container Manufacturing - 0.2%
	Ball Corp.
1,830	5.00%, 03/15/2022	1,935
1,020	6.75%, 09/15/2020	1,130
		3,065
	Other Fabricated Metal Product Manufacturing - 0.0%
	Crown Americas, Inc.
130	6.25%, 02/01/2021	144
	Masco Corp.
240	5.95%, 03/15/2022	251
		395
	Spring and Wire Product Manufacturing - 0.0%
	Anixter International, Inc.
350	5.63%, 05/01/2019	363

		3,823
Finance and Insurance - 13.8%
	Captive Auto Finance - 0.4%
	Credit Acceptance Corp.
600	9.13%, 02/01/2017	663
	Ford Motor Credit Co.
5,850	2.75%, 05/15/2015	5,897
1,455	6.63%, 08/15/2017	1,663
325	12.00%, 05/15/2015	402
		8,625
	Commercial Banking - 1.0%
	American Express Centurion Bank
4,000	5.95%, 06/12/2017	4,780
	Barclays Bank plc
4,600	6.05%, 12/04/2017 ■	4,669
	HSBC Bank USA
1,721	2.38%, 02/13/2015 ‡	1,759
	Nordea Bank Ab
4,075	2.25%, 03/20/2015 ■‡	4,129
	Santander Holdings USA
1,286	4.63%, 04/19/2016 ‡	1,275
		16,612
	Depository Credit Banking - 3.5%
	Bank of America Corp.
3,860	5.65%, 05/01/2018	4,261
3,605	5.75%, 12/01/2017	3,980
1,800	5.88%, 01/05/2021	2,041
4,925	6.50%, 08/01/2016	5,560
1,700	7.63%, 06/01/2019	2,068
	Citigroup, Inc.
550	2.25%, 08/07/2015 ☼	549
2,655	4.45%, 01/10/2017	2,837
655	4.50%, 01/14/2022	689
7,149	4.59%, 12/15/2015	7,606
1,835	6.13%, 08/25/2036	1,890
3,800	6.63%, 06/15/2032	4,134
400	6.88%, 03/05/2038	503
1,963	8.50%, 05/22/2019	2,492
	HSBC Holdings plc
3,000	4.00%, 03/30/2022 ‡	3,211
2,500	6.80%, 06/01/2038 ‡	3,024
	PNC Bank NA
905	6.00%, 12/07/2017	1,067
1,163	6.88%, 04/01/2018	1,416
	U.S. Bancorp
2,995	2.95%, 07/15/2022	3,028
	Wells Fargo & Co.
4,900	2.10%, 05/08/2017 ‡	5,017
4,500	4.60%, 04/01/2021 ‡	5,175
	Wells Fargo Bank NA
3,190	0.68%, 05/16/2016 ‡Δ	3,063
		63,611
	Insurance Carriers - 1.8%
	American International Group, Inc.
1,083	3.65%, 01/15/2014	1,110
3,960	3.80%, 03/22/2017	4,116
1,230	4.88%, 06/01/2022	1,309
	Cigna Corp.
5,429	2.75%, 11/15/2016	5,671
	ING US, Inc.
1,490	5.50%, 07/15/2022 ■	1,520
	Massachusetts Mutual Life Insurance Co.
1,172	8.88%, 06/01/2039 ■	1,730
	MetLife Global Funding I
1,400	5.13%, 06/10/2014 ■	1,504
	Nationwide Financial Services, Inc.
1,837	5.38%, 03/25/2021 ■	1,925
	Nationwide Mutual Insurance Co.
2,650	9.38%, 08/15/2039 ■	3,649
	Teachers Insurance & Annuity Association
2,658	6.85%, 12/16/2039 ■	3,651
	UnitedHealth Group, Inc.
4,845	2.88%, 03/15/2022 ‡	5,029
		31,214
	International Trade Financing (Foreign Banks) - 0.2%
	Royal Bank of Scotland plc
2,200	3.95%, 09/21/2015	2,259
	Standard Chartered plc
1,588	3.20%, 05/12/2016 ■	1,651
		3,910
	Monetary Authorities - Central Bank - 0.2%
	ABN Amro Bank N.V.
715	4.25%, 02/02/2017 ■	755

4

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 34.8% - (continued)
Finance and Insurance - 13.8% - (continued)
	Monetary Authorities - Central Bank - 0.2% - (continued)
	Santander U.S. Debt S.A.
$4,300	3.72%, 01/20/2015 ■	$4,060
		4,815
	Nondepository Credit Banking - 1.9%
	Ally Financial, Inc.
910	5.50%, 02/15/2017	948
525	7.50%, 09/15/2020	612
	Capital One Financial Corp.
1,570	3.15%, 07/15/2016	1,644
900	4.75%, 07/15/2021	1,003
1,750	6.15%, 09/01/2016	1,964
	CIT Group, Inc.
40	5.00%, 05/15/2017	42
70	5.38%, 05/15/2020	74
1,114	5.50%, 02/15/2019 ■	1,175
485	6.63%, 04/01/2018 ■	531
	Discover Financial Services, Inc.
2,600	5.20%, 04/27/2022 ■	2,774
	General Electric Capital Corp.
4,508	4.38%, 09/16/2020 ‡	4,982
2,000	5.30%, 02/11/2021 ‡	2,292
4,670	5.63%, 05/01/2018 ‡	5,516
1,700	6.25%, 12/15/2022 ♠	1,739
	Provident Funding Associates L.P.
796	10.25%, 04/15/2017 ■	844
	SLM Corp.
4,880	7.25%, 01/25/2022	5,226
1,635	8.45%, 06/15/2018	1,864
		33,230
	Other Financial Investment Activities - 0.9%
	BAE Systems Holdings, Inc.
1,714	5.20%, 08/15/2015 ■	1,871
	BP Capital Markets plc
1,350	1.85%, 05/05/2017	1,386
3,820	2.25%, 11/01/2016	3,979
	Fresenius Medical Care U.S. Finance II, Inc.
260	9.00%, 07/15/2015 ■	300
	State Street Corp.
3,255	4.96%, 03/15/2018	3,504
	Xstrata Finance Canada Corp.
2,670	3.60%, 01/15/2017 ■	2,784
2,125	4.95%, 11/15/2021 ■	2,265
		16,089
	Other Investment Pools and Funds - 0.1%
	Fibria Overseas Finance Ltd.
1,685	7.50%, 05/04/2020 ■	1,837
	Ineos Finance plc
400	8.38%, 02/15/2019 ■	414
740	9.00%, 05/15/2015 ■	781
		3,032
	Real Estate Investment Trust (REIT) - 0.5%
	DuPont Fabros Technology L.P. REIT
825	8.50%, 12/15/2017	910
	HCP, Inc. REIT
2,229	3.75%, 02/01/2016 ‡	2,356
	Health Care REIT, Inc.
2,071	3.63%, 03/15/2016 ‡	2,162
	Host Hotels & Resorts L.P. REIT
2,565	6.00%, 11/01/2020	2,838
	Ventas Realty L.P. REIT
2,750	3.25%, 08/15/2022	2,723
		10,989
	Securities and Commodity Contracts and Brokerage - 3.3%
	Goldman Sachs Group, Inc.
5,280	5.75%, 01/24/2022 ‡	5,767
2,821	6.00%, 06/15/2020 ‡	3,116
1,900	6.45%, 05/01/2036 ‡	1,902
3,000	6.75%, 10/01/2037 ‡	3,084
	JP Morgan Chase & Co.
8,376	3.15%, 07/05/2016 ‡	8,806
5,125	4.35%, 08/15/2021 ‡	5,614
2,490	4.50%, 01/24/2022 ‡	2,759
2,745	6.00%, 01/15/2018 ‡	3,249
	Merrill Lynch & Co., Inc.
5,295	6.05%, 05/16/2016	5,616
	Morgan Stanley
5,255	3.80%, 04/29/2016 ‡	5,205
770	4.75%, 03/22/2017 ‡	781
8,000	6.25%, 08/28/2017 ‡	8,444
2,740	6.38%, 07/24/2042	2,753
	UBS AG Stamford CT
1,860	2.25%, 01/28/2014 ‡	1,880
		58,976
		251,103
Food Manufacturing - 0.4%
	Other Food Manufacturing - 0.2%
	Kraft Foods, Inc.
3,005	3.50%, 06/06/2022 ■	3,185

	Sugar and Confectionery Product Manufacturing - 0.2%
	Wrigley Jr., William Co.
4,155	3.70%, 06/30/2014 ■	4,299

		7,484
Health Care and Social Assistance - 1.9%
	General Medical and Surgical Hospitals - 0.6%
	HCA, Inc.
920	7.25%, 09/15/2020	1,028
1,976	7.50%, 11/15/2095	1,610
470	8.50%, 04/15/2019	530
	Memorial Sloan-Kettering Cancer Center
1,985	5.00%, 07/01/2042 ‡	2,368
	Tenet Healthcare Corp.
2,599	6.25%, 11/01/2018	2,804
1,285	8.88%, 07/01/2019	1,457
		9,797
	Health and Personal Care Stores - 0.3%
	CVS Caremark Corp.
3,720	8.35%, 07/10/2031 ■	5,032

	Offices and Physicians - 0.1%
	Partners Healthcare Systems
1,180	3.44%, 07/01/2021 ‡	1,239

5

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 34.8% - (continued)
Health Care and Social Assistance - 1.9% - (continued)
	Pharmaceutical and Medicine Manufacturing - 0.9%
	Amgen, Inc.
$3,500	2.13%, 05/15/2017	$3,603
	Aristotle Holding, Inc.
3,270	2.10%, 02/12/2015 ■	3,317
3,715	3.50%, 11/15/2016 ■	3,940
2,558	3.90%, 02/15/2022 ■	2,750
	Gilead Sciences, Inc.
3,954	4.40%, 12/01/2021 ‡	4,492
	Valeant Pharmaceuticals International, Inc.
425	6.75%, 08/15/2021 ■	430
535	7.25%, 07/15/2022 ■	552
		19,084
		35,152
Information - 3.4%
	Cable and Other Program Distribution - 0.8%
	CCO Holdings LLC
4,725	6.63%, 01/31/2022	5,138
	CSC Holdings LLC
320	6.75%, 11/15/2021 ■	349
	CSC Holdings, Inc.
1,000	7.63%, 07/15/2018	1,132
	DISH DBS Corp.
3,186	5.88%, 07/15/2022 ■	3,282
2,000	7.88%, 09/01/2019	2,325
	Rogers Cable, Inc.
740	8.75%, 05/01/2032	1,089
	TCI Communications, Inc.
685	8.75%, 08/01/2015	838
		14,153
	Data Processing Services - 0.0%
	Audatex North America, Inc.
275	6.75%, 06/15/2018 ■	293

	Satellite Telecommunications - 0.2%
	Hughes Satelite Systems
890	6.50%, 06/15/2019	957
	Intelsat Jackson Holdings S.A.
1,117	8.50%, 11/01/2019	1,243
		2,200
	Telecommunications - Other - 0.6%
	Sprint Nextel Corp.
1,630	7.00%, 03/01/2020 ■	1,777
547	9.00%, 11/15/2018 ■	639
	Telecom Italia Capital
854	7.18%, 06/18/2019	867
1,035	7.72%, 06/04/2038 ‡	906
	Telefonica Emisiones SAU
2,925	3.99%, 02/16/2016 ‡	2,736
	UPCB Finance III Ltd.
443	6.63%, 07/01/2020 ■	460
	UPCB Finance VI Ltd.
1,335	6.88%, 01/15/2022 ■	1,388
	Vivendi S.A.
3,605	2.40%, 04/10/2015 ■	3,607
		12,380
	Telecommunications - Wired Carriers - 0.9%
	AT&T, Inc.
3,100	5.35%, 09/01/2040 ‡	3,790
2,400	5.50%, 02/01/2018 ‡	2,905
	Deutsche Telekom International Finance B.V.
5,795	3.13%, 04/11/2016 ■	6,068
	Paetec Holding Corp.
293	9.88%, 12/01/2018	330
	SBA Telecommunications, Inc.
135	5.75%, 07/15/2020 ■	142
845	8.25%, 08/15/2019	940
	UnityMedia GmbH
615	7.50%, 03/15/2019 ■	661
	Videotron Ltee
380	9.13%, 04/15/2018	415
	Windstream Corp.
670	7.50%, 04/01/2023	697
750	7.75%, 10/15/2020	799
1,890	7.88%, 11/01/2017	2,077
		18,824
	Telecommunications - Wireless Carriers - 0.6%
	America Movil SAB de C.V.
2,950	3.13%, 07/16/2022 ☼	3,035
	Cricket Communications, Inc.
2,635	7.75%, 05/15/2016	2,793
	Qwest Corp.
2,060	7.20%, 11/10/2026 ‡	2,086
1,325	7.25%, 10/15/2035	1,356
		9,270
	Wireless Communications Services - 0.3%
	Verizon Communications, Inc.
2,870	3.50%, 11/01/2021	3,180
1,500	6.40%, 02/15/2038	2,070
		5,250
		62,370
Machinery Manufacturing - 0.3%
	Agriculture, Construction, Mining and Machinery - 0.3%
	Case New Holland, Inc.
4,305	7.88%, 12/01/2017	5,048

Mining - 0.8%
	Coal Mining - 0.2%
	Consol Energy, Inc.
405	8.00%, 04/01/2017	428
	Peabody Energy Corp.
575	6.00%, 11/15/2018 ■	575
1,887	6.50%, 09/15/2020	1,906
1,670	7.38%, 11/01/2016	1,837
		4,746
	Metal Ore Mining - 0.3%
	Rio Tinto Finance USA Ltd.
1,935	9.00%, 05/01/2019	2,695
	Teck Resources Ltd.
1,635	10.75%, 05/15/2019 ‡	1,978
		4,673

6

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 34.8% - (continued)
Mining - 0.8% - (continued)
	Nonmetallic Mineral Mining and Quarrying - 0.3%
	FMG Resources Pty Ltd.
$4,280	6.00%, 04/01/2017 ■	$4,269
542	7.00%, 11/01/2015 ■	556
286	8.25%, 11/01/2019 ■	301
		5,126
		14,545
Miscellaneous Manufacturing - 0.7%
	Aerospace Product and Parts Manufacturing - 0.5%
	BE Aerospace, Inc.
1,765	5.25%, 04/01/2022	1,853
821	6.88%, 10/01/2020	911
	Bombardier, Inc.
1,975	7.75%, 03/15/2020 ■	2,220
	Textron, Inc.
2,125	4.63%, 09/21/2016	2,306
	United Technologies Corp.
1,985	3.10%, 06/01/2022	2,135
		9,425
	Other Miscellaneous Manufacturing - 0.2%
	Owens-Brockway
1,175	7.38%, 05/15/2016	1,325
	Reynolds Group Issuer, Inc.
325	6.88%, 02/15/2021	346
2,120	7.88%, 08/15/2019	2,337
		4,008
		13,433
Motor Vehicle and Parts Manufacturing - 0.1%
	Motor Vehicle and Parts Manufacturing - 0.1%
	TRW Automotive, Inc.
1,325	7.25%, 03/15/2017 ■	1,502

	Motor Vehicle Manufacturing - 0.0%
	Ford Motor Co.
590	7.50%, 08/01/2026	684

		2,186
Nonmetallic Mineral Product Manufacturing - 0.2%
	Glass and Glass Product Manufacturing - 0.2%
	Ardagh Packaging Finance
865	7.38%, 10/15/2017 ■	928
	Silgan Holdings, Inc.
2,315	5.00%, 04/01/2020 ■	2,390
		3,318
Petroleum and Coal Products Manufacturing - 2.3%
	Natural Gas Distribution - 0.2%
	Ferrellgas Partners L.P.
1,204	6.50%, 05/01/2021	1,144
	Sempra Energy
2,096	6.50%, 06/01/2016 ‡	2,493
		3,637
	Oil and Gas Extraction - 1.3%
	Anadarko Petroleum Corp.
1,495	6.38%, 09/15/2017	1,793
	Chesapeake Energy Corp.
948	6.88%, 08/15/2018	950
	CNOOC Finance 2012 Ltd.
1,660	3.88%, 05/02/2022 ■	1,791
	Continental Resources, Inc.
915	5.00%, 09/15/2022 ■	952
	Everest Acquisition LLC
1,289	9.38%, 05/01/2020 ■	1,387
	Harvest Operations Corp.
736	6.88%, 10/01/2017 ■	789
	Hornbeck Offshore Services, Inc.
1,565	5.88%, 04/01/2020 ■	1,565
	Newfield Exploration Co.
2,555	5.75%, 01/30/2022	2,760
	Pemex Project Funding Master Trust
2,575	6.63%, 06/15/2035	3,302
	Petrobras International Finance Co.
1,205	5.38%, 01/27/2021	1,348
4,355	5.75%, 01/20/2020 ‡	4,921
2,050	6.75%, 01/27/2041	2,573
	Range Resources Corp.
850	6.75%, 08/01/2020	935
		25,066
	Petroleum and Coal Products Manufacturing - 0.4%
	MEG Energy Corp.
481	6.38%, 01/30/2023 ■	493
	Schlumberger Norge As
3,005	1.25%, 08/01/2017 ■	3,008
	Valero Energy Corp.
2,086	9.38%, 03/15/2019	2,820
		6,321
	Support Activities For Mining - 0.4%
	Transocean, Inc.
4,790	1.50%, 12/15/2037 ۞‡	4,742
1,820	6.38%, 12/15/2021 ‡	2,190
		6,932
		41,956
Pipeline Transportation - 0.6%
	Pipeline Transportation of Natural Gas - 0.6%
	El Paso Corp.
900	7.00%, 06/15/2017	1,031
661	7.80%, 08/01/2031	769
	Energy Transfer Equity L.P.
2,773	7.50%, 10/15/2020	3,168
	Kinder Morgan Energy Partners L.P.
2,480	6.85%, 02/15/2020 ‡	3,065
	Kinder Morgan Finance Co.
1,730	6.00%, 01/15/2018 ■	1,837
	MarkWest Energy
880	6.25%, 06/15/2022	922
		10,792
Primary Metal Manufacturing - 0.3%
	Iron, Steel Mills and Ferroalloy Manufacturing - 0.3%
	ArcelorMittal
1,630	9.00%, 02/15/2015	1,840
3,080	9.85%, 06/01/2019	3,702
		5,542
Professional, Scientific and Technical Services - 0.0%
	Advertising and Related Services - 0.0%
	Lamar Media Corp.
905	5.88%, 02/01/2022	955

7

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 34.8% - (continued)
Real Estate, Rental and Leasing - 0.6%
	Automotive Equipment Rental and Leasing - 0.0%
	United Rental Financing Escrow Corp.
$60	5.75%, 07/15/2018 ■	$63

	General Rental Centers - 0.2%
	ERAC USA Finance Co.
2,605	6.38%, 10/15/2017 ■	3,063

	Industrial Machinery and Equipment Rental and Leasing - 0.4%
	International Lease Finance Corp.
5,850	5.88%, 04/01/2019	6,083
1,150	6.25%, 05/15/2019	1,209
435	8.25%, 12/15/2020	510
674	8.88%, 09/01/2017	788
		8,590
		11,716
Retail Trade - 1.1%
	Automobile Dealers - 0.1%
	AutoNation, Inc.
1,170	5.50%, 02/01/2020	1,229

	Automotive Parts, Accessories and Tire Stores - 0.4%
	AutoZone, Inc.
7,564	3.70%, 04/15/2022	7,946

	Building Material and Supplies Dealers - 0.0%
	Building Materials Corp.
496	7.50%, 03/15/2020 ■	546

	Clothing Stores - 0.1%
	Ltd. Brands, Inc.
1,815	5.63%, 02/15/2022	1,901

	Direct Selling Establishments - 0.2%
	Amerigas Partners L.P.
640	6.25%, 08/20/2019	659
	Energy Transfer Partners
2,590	6.50%, 02/01/2042	2,951
		3,610
	Electronic Shopping and Mail-Order Houses - 0.1%
	QVC, Inc.
1,635	7.50%, 10/01/2019 ■	1,819

	Grocery Stores - 0.1%
	Ahold Lease USA, Inc.
1,288	8.62%, 01/02/2025	1,607

	Other Miscellaneous Store Retailers - 0.1%
	Sally Holdings LLC
660	5.75%, 06/01/2022	705

		19,363
Transportation Equipment Manufacturing - 0.1%
	Ship and Boat Building - 0.1%
	Huntington Ingalls Industries, Inc.
1,710	6.88%, 03/15/2018	1,821

Utilities - 1.8%
	Electric Generation, Transmission and Distribution - 1.8%
	AES (The) Corp.
375	9.75%, 04/15/2016	451
	AES El Salvador Trust
800	6.75%, 02/01/2016 §	796
	Calpine Corp.
1,845	7.50%, 02/15/2021 ■	2,052
305	7.50%, 02/15/2021 §	339
981	7.88%, 01/15/2023 ■	1,116
	Carolina Power & Light Co.
1,705	4.10%, 05/15/2042	1,870
	CenterPoint Energy, Inc.
2,775	6.85%, 06/01/2015	3,140
	Commonwealth Edison Co.
3,516	5.80%, 03/15/2018	4,286
	Dolphin Subsidiary II, Inc.
3,825	7.25%, 10/15/2021 ■	4,351
	Dominion Resources, Inc.
1,185	4.90%, 08/01/2041	1,420
	LG & E & KU Energy LLC
2,995	2.13%, 11/15/2015 ‡	2,998
	MidAmerican Energy Holdings Co.
3,935	8.48%, 09/15/2028	5,851
	Pacific Gas & Electric Energy Recovery Funding LLC
2,453	8.25%, 10/15/2018 ‡	3,352
	PSEG Power LLC
1,287	5.00%, 04/01/2014	1,365
		33,387
Wholesale Trade - 0.6%
	Beer, Wine, Distilled Alcoholic Beverage Wholesalers - 0.5%
	SABMiller Holdings, Inc.
3,425	2.45%, 01/15/2017 ■‡	3,568
3,385	3.75%, 01/15/2022 ■‡	3,712
985	4.95%, 01/15/2042 ■	1,183
		8,463
	Paper and Paper Product Merchant Wholesalers - 0.1%
	International Paper Co.
1,450	4.75%, 02/15/2022 ‡	1,630

		10,093
	Total corporate bonds
	(cost $593,249)	$636,031

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
	Mexico - 0.2%
	United Mexican States
$3,174	4.75%, 03/08/2044	$3,666

8

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 0.6% - (continued)
	Qatar - 0.1%
	Qatar (State of)
$1,600	3.13%, 01/20/2017 ■	$1,676

	Russia - 0.3%
	Russian Federation Government
4,400	3.25%, 04/04/2017 ■	4,556

	Total foreign government obligations
	(cost $9,109)	$9,898

MUNICIPAL BONDS - 1.4%
	General Obligations - 0.6%
	California State GO
$1,420	7.50%, 04/01/2034	$1,849
1,230	7.60%, 11/01/2040	1,663
	California State GO, Taxable
4,785	7.55%, 04/01/2039	6,392
	Oregon State GO
1,250	4.76%, 06/30/2028	1,497
		11,401
	Higher Education (Univ., Dorms, etc.) - 0.1%
	Curators University, System Facs Rev Build America Bonds
950	5.79%, 11/01/2041	1,327

	Miscellaneous - 0.1%
	Colorado Bridge Enterprise Rev Build America Bond
1,675	6.08%, 12/01/2040	2,234

	Utilities - Electric - 0.3%
	Municipal Elec Auth Georgia
4,510	6.64%, 04/01/2057	5,433

	Utilities - Water and Sewer - 0.3%
	San Francisco City & County Public Utilities Commission
3,515	6.00%, 11/01/2040 ‡	4,478

	Total municipal bonds
	(cost $21,738)	$24,873

SENIOR FLOATING RATE INTERESTS♦ - 0.4%
Air Transportation - 0.0%
	Scheduled Air Transportation - 0.0%
	Macquarie Aircraft Leasing Finance S.A., 2nd Lien Term Loan
$757	4.25%, 11/29/2013	$750

Arts, Entertainment and Recreation - 0.1%
	Cable and Other Subscription Programming - 0.1%
	Kabel Deutschland GmbH
930	4.25%, 01/20/2019	927

Finance and Insurance - 0.2%
	Captive Auto Finance - 0.2%
	Chrysler Group LLC
3,320	6.00%, 05/24/2017	3,370

	Insurance Carriers - 0.0%
	Asurion Corp., 2nd Lien Term Loan
223	9.00%, 05/24/2019	231

	Other Financial Investment Activities - 0.0%
	BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Commitment
92	8.75%, 12/17/2017	87
	BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Commitment
218	8.75%, 12/17/2017	208
		295
		3,896
Retail Trade - 0.1%
	Sporting Goods, Hobby and Musical Instrument Store - 0.1%
	EB Sports Corp.
2,210	11.50%, 12/31/2015 Þ	2,166

	Total senior floating rate interests
	(cost $7,652)	$7,739

U.S. GOVERNMENT AGENCIES - 56.8%
	Federal Home Loan Mortgage Corporation - 5.3%
$11,226	4.00%, 08/01/2025	$12,164
14,137	4.08%, 08/25/2018 ►	1,431
32,802	4.33%, 10/25/2020 ►	695
6,600	5.00%, 08/15/2039 ☼	7,153
56,718	5.50%, 03/01/2036 - 06/01/2041	62,042
7,617	6.00%, 01/01/2023 - 06/01/2038	8,439
8,599	14.27%, 12/15/2036 ►	1,420
4,698	20.09%, 05/15/2037 ►	734
19,962	20.68%, 01/15/2041 ►	3,030
		97,108
	Federal National Mortgage Association - 29.0%
107,000	3.00%, 08/15/2025 ☼	112,802
129,107	3.50%, 11/01/2026 - 08/15/2041 ☼	137,005
119,004	4.00%, 06/01/2025 - 10/01/2041 ☼	128,487
9,275	4.50%, 08/01/2024 - 08/01/2040 ‡	10,012
60,762	5.00%, 04/01/2018 - 04/25/2038 ‡	66,423
31,602	5.50%, 01/01/2017 - 11/01/2037 ‡	34,852
5,594	5.50%, 06/25/2042 Δ	1,011
30,230	6.00%, 03/01/2013 - 08/01/2041 ☼	33,441
13,395	6.53%, 09/25/2040 ►	2,105
326	7.00%, 10/01/2037	376
93	7.50%, 12/01/2029 - 09/01/2031	113
6,550	18.18%, 11/25/2039 ►	1,394
9,370	20.24%, 10/25/2036 ►	1,735
		529,756
	Government National Mortgage Association - 22.5%
37,300	3.00%, 08/15/2042 ☼	39,357
27,600	3.50%, 08/15/2041 ☼	29,946
59,333	4.00%, 08/20/2040 - 01/15/2041 ╦‡	65,391
143,521	4.50%, 07/15/2033 - 07/15/2041 ☼	159,506
40,110	5.00%, 08/15/2039 - 06/20/2040 ‡	44,744
41,254	5.50%, 05/15/2033 - 08/15/2039 ☼	46,142
20,786	6.00%, 11/15/2032 - 03/15/2041	23,449

9

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. GOVERNMENT AGENCIES - 56.8% - (continued)
	Government National Mortgage Association - 22.5% - (continued)
$1,146	6.50%, 09/15/2028 - 07/15/2032	$1,344
		409,879
	Total U.S. government agencies
	(cost $1,010,088)	$1,036,743

U.S. GOVERNMENT SECURITIES - 11.6%
U.S. Treasury Securities - 11.6%
	U.S. Treasury Bonds - 7.0%
$203	2.00%, 11/15/2021 ‡	$213
27,086	3.13%, 11/15/2041 ‡	30,201
544	3.75%, 08/15/2041 ‡	679
15,802	4.38%, 05/15/2041 □	21,832
17,076	4.75%, 02/15/2041 ‡	24,938
23,007	5.38%, 02/15/2031 ‡	34,219
10,325	6.25%, 05/15/2030 ‡	16,610
		128,692
	U.S. Treasury Notes - 4.6%
14,636	0.25%, 10/31/2013 - 01/31/2014 ‡	14,645
37,759	0.38%, 10/31/2012 ‡	37,781
14,013	2.00%, 02/15/2022 ‡	14,703
14,625	3.13%, 04/30/2017 ‡	16,371
		83,500
		212,192
	Total U.S. government securities
	(cost $197,339)	$212,192

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
	Interest Rate Contracts - 0.0%
	EURO 3-Year Mid-Curve
–	Expiration: 12/14/2012, Exercise Price: $98.00	$17

	Total put options purchased
	(cost $238)	$17

Shares or Principal Amount		Market Value ╪
PREFERRED STOCKS - 0.0%
	Diversified Banks - 0.0%
–	US Bancorp	$389

	Other Diversified Financial Services - 0.0%
19	Citigroup Capital XIII	533

	Thrifts and Mortgage Finance - 0.0%
85	Federal Home Loan Mortgage Corp.	171

	Total preferred stocks
	(cost $3,011)	$1,093

	Total long-term investments (cost $2,057,467)	$2,147,429

SHORT-TERM INVESTMENTS - 9.5%
Repurchase Agreements - 9.5%
Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing on
08/01/2012 in the amount of $60,356,
collateralized by FNMA 5.50% - 6.00%,
2038 - 2039, GNMA 4.50%, 2041, value
	of $61,563)
$60,356	0.17%, 07/31/2012		$60,356
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in
the amount of $46,562, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $47,493)
46,562	0.18%, 07/31/2012		46,562
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $11,432, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $11,660)
11,432	0.19%, 07/31/2012		11,432
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in
the amount of $38,220, collateralized by
FFCB 0.24% - 5.70%, 2012 - 2020, FHLB
0.13% - 3.25%, 2012 - 2027, FHLMC
4.00% - 6.00%, 2013 - 2041, FNMA
4.00% - 4.50%, 2025 - 2042, value of
	$38,984)
38,219	0.19%, 07/31/2012		38,219
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $268, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $273)
268	0.17%, 07/31/2012		268
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $15,788, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $16,103)
15,787	0.19%, 07/31/2012		15,787
			172,624
	Total short-term investments
	(cost $172,624)		$172,624

	Total investments
	(cost $2,230,091) ▲	127.1%	$2,320,053
	Other assets and liabilities	(27.1)%	(494,291)
	Total net assets	100.0%	$1,825,762

10

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $2,235,187 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$95,260
Unrealized Depreciation	(10,394)
Net Unrealized Appreciation	$84,866

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2012.

Þ	This security may pay interest in additional principal instead of cash.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at July 31, 2012.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $176,567, which represents 9.7% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $1,135, which represents 0.1% of total net assets.

۞	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the first call date.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $506,339 at July 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $2,635 was received from broker as collateral in connection with swap contracts. Securities valued at $5,381, held on behalf of the Fund at the custody bank, were received from broker as collateral in connection with swap contracts.

11

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at July 31, 2012 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
Euro-Schatz Future	343	Short	09/06/2012	$46,822	$46,750	$(72)
U.S. Treasury 10-Year Note Future	1,090	Short	09/19/2012	146,775	146,544	(231)
U.S. Treasury 2-Year Note Future	274	Long	09/28/2012	60,447	60,355	92
U.S. Treasury 30-Year Bond Future	155	Short	09/19/2012	23,410	23,224	(186)
U.S. Treasury 5-Year Note Future	1,639	Long	09/28/2012	204,516	203,091	1,425
U.S. Treasury CME Ultra Long Term Bond Future	110	Short	09/19/2012	18,975	18,573	(402)
					28,981	$626

*	The number of contracts does not omit 000's.

Shorts Outstanding at July 31, 2012

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FNMA TBA, 3.00%	$18,500	08/19/2042	$19,243	$3
FNMA TBA, 4.50%	4,100	08/01/2041	4,434	(18)
FNMA TBA, 5.50%	59,200	08/01/2041	64,944	(287)
GNMA TBA, 4.00%	34,200	08/15/2039	37,545	(1)
GNMA TBA, 4.50%	29,400	08/15/2039	32,276	(18)
			$158,442	$(321)

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
EUR	JPM	Sell	$184	$183	08/02/2012	$(1)
MXN	GSC	Sell	9,742	9,376	09/19/2012	(366)
MXN	HSBC	Buy	9,742	9,228	09/19/2012	514
						$147

Credit Default Swap Contracts Outstanding at July 31, 2012

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
ABX.HE.AA.06	BCLY	$697	Buy	(0.32)%	07/25/45	$394	$358	$(36)
ABX.HE.AAA.06	BCLY	7,260	Buy	(0.18)%	07/25/45	760	615	(145)
ABX.HE.AAA.06	GSC	2,530	Buy	(0.18)%	07/25/45	207	214	7
ABX.HE.AAA.06	GSC	8,782	Buy	(0.18)%	07/25/45	789	745	(44)
ABX.HE.AAA.06	MSC	2,530	Buy	(0.18)%	07/25/45	207	214	7
ABX.HE.PENAAA.06	BCLY	6,209	Buy	(0.11)%	05/25/46	1,709	1,489	(220)
ABX.HE.PENAAA.06	GSC	3,216	Buy	(0.11)%	05/25/46	805	771	(34)
ABX.HE.PENAAA.06	JPM	1,688	Buy	(0.11)%	05/25/46	398	404	6
ABX.HE.PENAAA.06	JPM	2,672	Buy	(0.11)%	05/25/46	688	640	(48)
ABX.HE.PENAAA.06	MSC	1,685	Buy	(0.11)%	05/25/46	409	404	(5)
ABX.HE.PENAAA.07	JPM	976	Sell	0.76%	01/25/38	(622)	(551)	71
Banco Santander S.A.	BCLY	4,300	Buy	(1.00)%/3.85%	03/20/15	218	300	82

12

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Credit Default Swap Contracts Outstanding at July 31, 2012 - (continued)

Reference Entity	Counterparty	Notional Amount (a)		Buy/Sell Protection	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.18	BOA		$7,380	Buy	(5.00)%	06/20/17	$544	$229	$(315)
CDX.NA.HY.18	CSI		42,164	Buy	(5.00)%	06/20/17	2,108	1,308	(800)
CDX.NA.HY.18	JPM		20,701	Buy	(5.00)%	06/20/17	1,371	642	(729)
CDX.NA.HY.18.2	CSI		37,645	Buy	(5.00)%	06/20/17	1,271	1,168	(103)
CDX.NA.IG.18	CSI		17,735	Sell	1.00%	06/20/17	(124)	(56)	68
CDX.NA.IG.18	GSC		9,285	Sell	1.00%	06/20/17	(64)	(29)	35
CDX.NA.IG.18	JPM		5,905	Sell	1.00%	06/20/17	(43)	(19)	24
CDX.NA.IG.18	MSC		20,875	Sell	1.00%	06/20/17	(146)	(66)	80
CMBX.NA.A.1	DEUT		2,490	Buy	(0.35)%	10/12/52	1,149	1,073	(76)
CMBX.NA.A.1	GSC		1,155	Buy	(0.35)%	10/12/52	523	498	(25)
CMBX.NA.AA.1	UBS		3,050	Buy	(0.25)%	10/12/52	910	852	(58)
CMBX.NA.AA.4	MSC		5,145	Sell	1.65%	02/17/51	(3,240)	(3,297)	(57)
CMBX.NA.AAA.2	DEUT		635	Sell	0.07%	03/15/49	(36)	(32)	4
CMBX.NA.AAA.2	UBS		8,265	Sell	0.07%	03/15/49	(440)	(417)	23
CMBX.NA.AAA.3	DEUT		8,160	Sell	0.08%	12/13/49	(630)	(590)	40
CMBX.NA.AAA.3	JPM		14,785	Sell	0.08%	12/13/49	(1,183)	(1,068)	115
CMBX.NA.AAA.3	UBS		6,580	Sell	0.08%	12/13/49	(572)	(475)	97
CMBX.NA.AAA.5	MSC		2,910	Sell	0.35%	02/15/51	(231)	(202)	29
CMBX.NA.AJ.2	JPM		6,100	Sell	1.09%	03/15/49	(1,504)	(1,449)	55
CMBX.NA.AJ.3	UBS		2,585	Sell	1.47%	12/13/49	(1,017)	(948)	69
CMBX.NA.AJ.4	MSC		3,420	Buy	(0.96)%	02/17/51	1,338	1,365	27
CMBX.NA.AM.3	CSI		1,785	Buy	(0.50)%	12/13/49	362	298	(64)
CMBX.NA.AM.3	MSC		1,785	Buy	(0.50)%	12/13/49	355	298	(57)
CMBX.NA.AM.4	JPM		1,000	Buy	(0.50)%	02/17/51	235	203	(32)
CMBX.NA.AM.4	MSC		6,055	Buy	(0.50)%	02/17/51	1,405	1,227	(178)
CMBX.NA.AM.4	UBS		2,440	Buy	(0.50)%	02/17/51	598	495	(103)
Ireland (Republic of)	BCLY		7,940	Sell	1.00%/5.16%	09/20/17	(1,459)	(1,367)	92
Italy (Republic of)	JPM		5,200	Sell	1.00%/4.85%	09/20/17	(840)	(848)	(8)
ITRX.EUR.17	JPM	EUR	14,735	Sell	1.00%	06/20/17	(627)	(495)	132
ITRX.XOV.17	GSC	EUR	3,575	Sell	5.00%	06/20/17	(209)	(223)	(14)
ITRX.XOV.17	GSC	EUR	5,230	Sell	5.00%	06/20/17	(426)	(327)	99
LCDX.NA.18	BCLY		4,678	Sell	2.50%	06/20/17	(41)	(50)	(9)
LCDX.NA.18.2	GSC		2,668	Sell	2.50%	06/20/17	(100)	(28)	72
Morgan Stanley	JPM		2,850	Buy	(1.00)%/3.38%	09/20/16	264	253	(11)
Pacific Gas & Electric Co.	CSI		2,200	Sell	1.00%/1.02%	09/20/16	(18)	(1)	17
PrimeX.ARM.1	MSC		1,619	Sell	4.42%	06/25/36	47	104	57
PrimeX.ARM.2	MSC		4,835	Sell	4.58%	12/25/37	(355)	(234)	121
Spain (Kingdom of)	DEUT		2,985	Sell	1.00%/5.38%	09/20/17	(523)	(540)	(17)
Spain (Kingdom of)	GSC		2,495	Sell	1.00%/5.38%	09/20/17	(439)	(451)	(12)
							$4,175	$2,404	$(1,771)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2012. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment performance risk.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

13

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
EUR	EURO
MXN	Mexican New Peso

Index Abbreviations:
ABX.HE	Markit Asset Backed Security
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
LCDX.NA	Credit Derivatives North American Loan
PrimeX.ARM	Markit PrimeX Mortgage Backed Security

Municipal Bond Abbreviations:
GO	General Obligation

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

14

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Distribution by Credit Quality

as of July 31, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	2.1%
Aa / AA	3.1
A	10.0
Baa / BBB	18.0
Ba / BB	7.9
B	2.4
Caa / CCC or Lower	5.3
Unrated	0.4
U.S. Government Agencies and Securities	68.4
Non Debt Securities and Other Short-Term Instruments	9.5
Other Assets & Liabilities	(27.1)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$218,843	$–	$177,340	$41,503
Corporate Bonds	636,031	–	633,976	2,055
Foreign Government Obligations	9,898	–	9,898	–
Municipal Bonds	24,873	–	24,873	–
Preferred Stocks	1,093	704	389	–
Put Options Purchased	17	17	–	–
Senior Floating Rate Interests	7,739	–	7,739	–
U.S. Government Agencies	1,036,743	–	1,036,743	–
U.S. Government Securities	212,192	–	212,192	–
Short-Term Investments	172,624	–	172,624	–
Total	$2,320,053	$721	$2,275,774	$43,558
Credit Default Swaps *	1,429	–	1,429	–
Foreign Currency Contracts *	514	–	514	–
Futures *	1,517	1,517	–	–
Total	$3,460	$1,517	$1,943	$–
Liabilities:
Securities Sold Short	$158,442	$–	$158,442	$–
Total	$158,442	$–	$158,442	$–
Credit Default Swaps *	3,200	–	3,200	–
Foreign Currency Contracts *	367	–	367	–
Futures *	891	891	–	–
Total	$4,458	$891	$3,567	$–

♦	For the nine-month period ended July 31, 2012, investments valued at $601 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

15

The Hartford Total Return Bond Fund

Schedule of Investments ― (continued)

July 31, 2012 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$10,304	$(903)	$1,802	†	$744	$39,514	$(7,911)	$—	$(2,047)	$41,503
Corporate Bonds	5,473	278	64	‡	(24)	722	(4,458)	—	—	2,055
U.S. Government Agencies	1,711	—	—		—	—	—	—	(1,711)	—
Total	$17,488	$(625)	$1,866		$720	$40,236	$(12,369)	$—	$(3,758)	$43,558

Liabilities:
Swaps§	$—	$— **	$—		$—	$—	$—	$—	$—	$—
Total	$—	$—	$—		$—	$—	$—	$—	$—	$—

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $(10).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $64.
§	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.
**	The realized gain (loss) earned for swaps during the period ended July 31, 2012 was $1,055.

16

The Hartford Unconstrained Bond Fund (formerly The Hartford Corporate Opportunities Fund)
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 9.4%
	Finance and Insurance - 9.4%
	Argent Securities, Inc.
$740	0.40%, 06/25/2036 Δ	$228
	Banc of America Mortgage Securities
183	2.76%, 09/25/2035 Δ	151
	BCAP LLC Trust
300	0.43%, 03/25/2037 Δ	185
	Bear Stearns Adjustable Rate Mortgage Trust
508	2.40%, 10/25/2035 Δ	450
81	2.52%, 02/25/2036 Δ	71
	Citigroup Commercial Mortgage Trust, Inc.
425	0.60%, 03/25/2037 Δ	155
	Citigroup/Deutsche Bank Commercial Mortgage Trust
575	5.32%, 12/11/2049	645
495	5.39%, 07/15/2044 Δ	554
	Commercial Mortgage Pass-Through Certificates
1,807	3.13%, 07/10/2046 ■►	159
	CW Capital Cobalt Series 2006-C1, Class A4
260	5.22%, 08/15/2048	290
	Equity One ABS, Inc.
3	2.75%, 07/25/2034 Δ	–
21	5.46%, 12/25/2033	7
	First Horizon Alternative Mortgage Securities
606	2.55%, 04/25/2036 Δ	367
778	2.60%, 09/25/2035 Δ	579
	First Horizon Mortgage Pass-through Trust
318	3.01%, 08/25/2037 Δ	228
	Goldman Sachs Mortgage Securities Trust
300	3.55%, 04/10/2034 ■	320
	GSR Mortgage Loan Trust
495	2.71%, 01/25/2036 Δ	346
156	3.08%, 10/25/2035 Δ	116
410	5.19%, 11/25/2035 Δ	320
	Home Equity Loan Trust
300	0.41%, 04/25/2037 Δ	124
241	2.56%, 11/25/2035 Δ	194
	Indymac Index Mortgage Loan Trust
115	0.37%, 07/25/2036 Δ	62
	JP Morgan Automotive Receivable Trust
2	12.85%, 10/15/2012 ■	2
	JP Morgan Chase Commercial Mortgage Securities Corp.
335	5.34%, 05/15/2047	376
237	5.46%, 01/12/2043 Δ	260
375	5.48%, 12/12/2044 Δ	419
625	6.07%, 02/12/2051	674
	JP Morgan Mortgage Acquisition Corp.
1,465	0.49%, 08/25/2036 Δ	419
	JP Morgan Mortgage Trust
150	4.94%, 09/25/2035 Δ	130
	LB-UBS Commercial Mortgage Trust
625	5.35%, 11/15/2038	708
490	5.42%, 02/15/2040	562
622	5.43%, 02/15/2040	702
	Long Beach Asset Holdings Corp.
45	0.00%, 04/25/2046 ■●	–
	Merrill Lynch/Countrywide Commercial Mortgage Trust
510	5.38%, 08/12/2048 ‡	558
475	5.81%, 06/12/2050 Δ	517
	Morgan Stanley Capital I
475	5.69%, 04/15/2049 Δ	528
	Morgan Stanley Capital, Inc.
1,022	0.40%, 09/25/2036 Δ	359
	Nationstar Home Equity Loan Trust
22	0.00%, 03/25/2037 ■●†	–
	Renaissance Home Equity Loan Trust
200	6.16%, 05/25/2036	6
	Residential Funding Mortgage Securities, Inc.
416	6.00%, 07/25/2037	371
	Saxon Asset Securities Trust
350	0.42%, 11/25/2036 Δ	185
	Securitized Asset Backed Receivables LLC
482	0.34%, 07/25/2036 Δ	161
336	0.40%, 12/25/2036 Δ	129
474	0.49%, 07/25/2036 Δ	164
	Soundview Home Equity Loan Trust, Inc.
1,085	0.49%, 07/25/2036 Δ	425
300	0.50%, 06/25/2036 Δ	130
715	1.35%, 09/25/2037 Δ	314
	Structured Adjustable Rate Mortgage Loan Trust
824	2.59%, 02/25/2036 Δ	503
	UBS-Barclays Commercial Mortgage Trust
320	3.53%, 05/10/2063	339
	Wachovia Bank Commercial Mortgage Trust
385	5.49%, 07/15/2041 Δ	412
	Wamu Asset-Backed Certificates
603	0.50%, 05/25/2037 Δ	301
	WF-RBS Commercial Mortgage Trust
4,926	4.85%, 11/15/2044 ■►	587
		15,792

	Total asset & commercial mortgage backed securities
	(cost $15,602)	$15,792

CORPORATE BONDS - 13.4%
	Accommodation and Food Services - 1.3%
	Choice Hotels International, Inc.
$30	5.75%, 07/01/2022	$32
	MGM Mirage, Inc.
970	11.13%, 11/15/2017 ‡	1,084
	MGM Resorts International
965	11.38%, 03/01/2018 ‡	1,115
		2,231
	Administrative Waste Management and Remediation - 0.0%
	Clean Harbors, Inc.
36	5.25%, 08/01/2020 ■	37

1

The Hartford Unconstrained Bond Fund (formerly The Hartford Corporate Opportunities Fund)
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 13.4% - (continued)
		Apparel Manufacturing - 0.0%
		Hanesbrands, Inc.
	$15	6.38%, 12/15/2020	$16
		Phillips Van-Heusen Corp.
	30	7.38%, 05/15/2020	33
			49
		Arts, Entertainment and Recreation - 0.9%
		CCO Holdings LLC
	145	7.25%, 10/30/2017	159
	210	7.88%, 04/30/2018	229
		Fidelity National Information Services, Inc.
	100	5.00%, 03/15/2022 ■	106
		Great Canadian Gaming Co.
CAD	20	6.63%, 07/25/2022 ■	20
		Isle of Capri Casinos, Inc.
	61	8.88%, 06/15/2020 ■☼	61
		NAI Entertainment Holdings LLC
	467	8.25%, 12/15/2017 ■‡	520
		Unitymedia Hessen GmbH & Co.
	296	8.13%, 12/01/2017 ■‡	321
		Videotron Ltee
	31	5.00%, 07/15/2022	32
			1,448
		Beverage and Tobacco Product Manufacturing - 0.1%
		Constellation Brands, Inc.
	85	6.00%, 05/01/2022	94
	60	7.25%, 05/15/2017	69
			163
		Chemical Manufacturing - 0.3%
		Ferro Corp.
	595	7.88%, 08/15/2018	559

		Computer and Electronic Product Manufacturing - 0.2%
		Esterline Technologies Corp.
	10	7.00%, 08/01/2020	11
		Freescale Semiconductor, Inc.
	70	8.05%, 02/01/2020	67
		Jabil Circuit, Inc.
	20	4.70%, 09/15/2022	20
		Seagate HDD Cayman
	95	6.88%, 05/01/2020	103
	90	7.00%, 11/01/2021	98
			299
		Construction - 0.1%
		Centex Corp.
	100	6.50%, 05/01/2016	110
		KB Home
	36	7.50%, 09/15/2022	36
		Lennar Corp.
	80	4.75%, 12/15/2017 ■	80
			226
		Fabricated Metal Product Manufacturing - 0.1%
		Anixter International, Inc.
	30	5.63%, 05/01/2019	31
		Ball Corp.
	25	5.00%, 03/15/2022	26
	75	6.75%, 09/15/2020	83
		Masco Corp.
	80	5.95%, 03/15/2022	84
			224
		Finance and Insurance - 2.5%
		CIT Group, Inc.
	690	5.25%, 03/15/2018 ‡	731
	1,089	5.50%, 02/15/2019 ■‡	1,149
		Community Choice Financial, Inc.
	50	10.75%, 05/01/2019 ■	49
		Credit Acceptance Corp.
	20	9.13%, 02/01/2017	22
		DuPont Fabros Technology L.P. REIT
	40	8.50%, 12/15/2017	44
		Fibria Overseas Finance Ltd.
	200	6.75%, 03/03/2021 ■	209
		Ford Motor Credit Co.
	500	6.63%, 08/15/2017 ØΘ	572
		Host Hotels & Resorts L.P. REIT
	80	6.00%, 11/01/2020	88
		Ineos Finance plc
	200	8.38%, 02/15/2019 ■	207
	615	9.00%, 05/15/2015 ■‡	649
		ING US, Inc.
	90	5.50%, 07/15/2022 ■	92
		Penson Worldwide, Inc.
	913	12.50%, 05/15/2017 ■‡	160
		Provident Funding Associates L.P.
	98	10.25%, 04/15/2017 ■‡	104
		SLM Corp.
	60	7.25%, 01/25/2022	64
	115	8.45%, 06/15/2018	131
			4,271
		Health Care and Social Assistance - 0.5%
		Biomet, Inc.
	10	6.50%, 08/01/2020 ■☼	10
		Community Health Systems, Inc.
	45	7.13%, 07/15/2020	47
		HCA, Inc.
	472	7.50%, 11/15/2095 ‡	385
		Hologic, Inc.
	5	6.25%, 08/01/2020 ■☼	5
		Radiation Therapy Services, Inc.
	60	8.88%, 01/15/2017	56
		Savient Pharmaceuticals, Inc.
	37	4.75%, 02/01/2018 ۞	9
		Tenet Healthcare Corp.
	120	6.25%, 11/01/2018	130
	110	8.88%, 07/01/2019	125
		Valeant Pharmaceuticals International, Inc.
	115	6.75%, 08/15/2021 ■	117
			884
		Information - 1.9%
		Cricket Communications, Inc.
	190	7.75%, 05/15/2016	201
		DISH DBS Corp.
	301	5.88%, 07/15/2022 ■	310
	70	6.75%, 06/01/2021	77

2

The Hartford Unconstrained Bond Fund (formerly The Hartford Corporate Opportunities Fund)
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 13.4% - (continued)
	Information - 1.9% - (continued)
	Hughes Satelite Systems
$90	6.50%, 06/15/2019	$97
	Intelsat Bermuda Ltd.
150	11.50%, 02/04/2017 Þ	156
	Intelsat Jackson Holdings S.A.
100	8.50%, 11/01/2019 ‡	111
	Lawson Software
20	9.38%, 04/01/2019 ■	22
	Level 3 Communications, Inc.
20	8.88%, 06/01/2019 ■☼	20
	Level 3 Escrow, Inc.
10	8.13%, 07/01/2019	11
	Level 3 Financing, Inc.
88	10.00%, 02/01/2018 ‡	96
	Rogers Cable, Inc.
475	8.75%, 05/01/2032 ‡	699
	SBA Telecommunications, Inc.
25	5.75%, 07/15/2020 ■	26
	SoftBrands, Inc.
28	11.50%, 07/15/2018 ■	32
	Sprint Nextel Corp.
602	7.00%, 03/01/2020 ■‡	656
453	9.00%, 11/15/2018 ■‡	529
	Windstream Corp.
200	7.75%, 10/15/2020	213
	Zayo Escrow Corp.
10	8.13%, 01/01/2020 ■	11
5	10.13%, 07/01/2020 ■	5
		3,272
	Machinery Manufacturing - 0.2%
	Case New Holland, Inc.
220	7.88%, 12/01/2017	258

	Mining - 0.4%
	Consol Energy, Inc.
15	8.00%, 04/01/2017	16
	FMG Resources Pty Ltd.
355	6.00%, 04/01/2017 ■	354
	Peabody Energy Corp.
135	6.25%, 11/15/2021 ■	133
55	6.50%, 09/15/2020	56
125	7.38%, 11/01/2016	137
		696
	Miscellaneous Manufacturing - 0.3%
	BE Aerospace, Inc.
245	5.25%, 04/01/2022	257
	Reynolds Group Issuer, Inc.
200	7.13%, 04/15/2019	213
		470
	Motor Vehicle and Parts Manufacturing - 0.5%
	Ford Motor Co.
210	7.50%, 08/01/2026	243
200	9.22%, 09/15/2021	254
	Meritor, Inc.
70	10.63%, 03/15/2018	73
	TRW Automotive, Inc.
155	7.25%, 03/15/2017 ■	176
		746
	Nonmetallic Mineral Product Manufacturing - 0.1%
	Silgan Holdings, Inc.
135	5.00%, 04/01/2020 ■	139

	Petroleum and Coal Products Manufacturing - 1.0%
	Chesapeake Energy Corp.
85	6.88%, 08/15/2018	85
	Endeavour International Corp.
673	12.00%, 03/01/2018 ■	705
	Harvest Operations Corp.
11	6.88%, 10/01/2017 ■	12
	Hornbeck Offshore Services, Inc.
35	5.88%, 04/01/2020 ■	35
	MEG Energy Corp.
41	6.38%, 01/30/2023 ■	42
	Newfield Exploration Co.
75	6.88%, 02/01/2020	82
	Range Resources Corp.
80	6.75%, 08/01/2020	88
	Rowan Cos., Inc.
500	7.88%, 08/01/2019 ‡	616
		1,665
	Pipeline Transportation - 0.4%
	Chesapeake Midstream Partners
225	6.13%, 07/15/2022 ‡	227
	El Paso Corp.
105	7.00%, 06/15/2017	120
125	7.80%, 08/01/2031	145
	Energy Transfer Equity L.P.
150	7.50%, 10/15/2020	172
	MarkWest Energy
70	6.25%, 06/15/2022	73
		737
	Professional, Scientific and Technical Services - 0.1%
	Lamar Media Corp.
55	5.88%, 02/01/2022	58
	PC Merger Sub, Inc.
15	8.88%, 08/01/2020 ■	16
		74
	Real Estate, Rental and Leasing - 0.5%
	International Lease Finance Corp.
75	5.65%, 06/01/2014	78
325	5.88%, 04/01/2019	338
20	6.25%, 05/15/2019	21
75	6.75%, 09/01/2016 ■	82
	Realogy Corp.
269	7.63%, 01/15/2020 ■‡	289
	United Rental Financing Escrow Corp.
80	5.75%, 07/15/2018 ■	83
		891
	Retail Trade - 0.4%
	Ahold Lease USA, Inc.
337	8.62%, 01/02/2025	420
	AmeriGas Finance LLC
65	7.00%, 05/20/2022	69
	GRD Holding III Corp.
40	10.75%, 06/01/2019 ■	40
	Libby Glass, Inc.
10	6.88%, 05/15/2020 ■	11

3

The Hartford Unconstrained Bond Fund (formerly The Hartford Corporate Opportunities Fund)
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 13.4% - (continued)
		Retail Trade - 0.4% - (continued)
		Ltd. Brands, Inc.
	$65	5.63%, 02/15/2022	$68
		Sally Holdings LLC
	75	5.75%, 06/01/2022	80
			688
		Soap, Cleaning Compound and Toilet Manufacturing - 0.2%
		Yankee (The) Candle Co., Inc.
	288	10.25%, 02/15/2016 Þ	293

		Transportation Equipment Manufacturing - 0.0%
		Huntington Ingalls Industries, Inc.
	60	7.13%, 03/15/2021	64

		Utilities - 1.4%
		AES El Salvador Trust
	625	6.75%, 02/01/2016 §	622
		Calpine Corp.
	175	7.50%, 02/15/2021 ■	194
		Dolphin Subsidiary II, Inc.
	50	7.25%, 10/15/2021 ■	57
		Ipalco Enterprises, Inc.
	1,295	7.25%, 04/01/2016 ■‡	1,444
			2,317
		Total corporate bonds
		(cost $22,469)	$22,701

FOREIGN GOVERNMENT OBLIGATIONS - 3.1%
		Argentina - 0.0%
		Argentina (Republic of)
	$101	8.28%, 12/31/2033	$65

		Brazil - 0.2%
		Brazil (Republic of)
	100	5.63%, 01/07/2041	130
	100	5.88%, 01/15/2019	124
	40	8.25%, 01/20/2034 ‡	67
	50	11.00%, 08/17/2040	65
			386
		Colombia - 0.1%
		Colombia (Republic of)
	100	7.38%, 09/18/2037	156
COP	9,000	9.85%, 06/28/2027	8
	15	11.75%, 02/25/2020	25
COP	15,000	12.00%, 10/22/2015	10
			199
		Hungary - 0.1%
		Hungary (Republic of)
	45	6.25%, 01/29/2020	46
HUF	21,550	6.75%, 08/22/2014 - 02/24/2017	93
HUF	6,030	7.50%, 11/12/2020	26
	24	7.63%, 03/29/2041	25
			190
		Indonesia - 0.2%
		Indonesia (Republic of)
	100	6.88%, 01/17/2018 §	121
	100	7.75%, 01/17/2038 §	148
			269
		Malaysia - 0.2%
		Malaysia (Government of)
MYR	55	3.74%, 02/27/2015	18
MYR	335	4.26%, 09/15/2016	112
MYR	155	4.39%, 04/15/2026	54
MYR	125	5.09%, 04/30/2014	41
MYR	155	5.73%, 07/30/2019	57
			282
		Mexico - 0.6%
		Mexican Bonos De Desarrollo
MXN	2,854	6.50%, 06/10/2021	236
MXN	630	7.75%, 05/29/2031	56
MXN	673	8.50%, 11/18/2038	64
MXN	8	10.00%, 12/05/2024	1
		United Mexican States
	90	4.75%, 03/08/2044	104
	180	5.63%, 01/15/2017	211
	65	7.50%, 04/08/2033	100
MXN	204	7.75%, 12/14/2017	17
MXN	2,290	9.50%, 12/18/2014	191
			980
		Panama - 0.1%
		Panama (Republic of)
	25	7.25%, 03/15/2015	29
	45	8.88%, 09/30/2027	72
			101
		Peru - 0.1%
		Peru (Republic of)
	60	8.75%, 11/21/2033	104
	25	9.88%, 02/06/2015	30
		Peru Bono Soberano
PEN	15	6.90%, 08/12/2037	7
PEN	25	6.95%, 08/12/2031	11
PEN	65	7.84%, 08/12/2020	30
			182
		Philippines - 0.2%
		Philippines (Republic of)
	165	10.63%, 03/16/2025	283

		Poland - 0.2%
		Poland (Republic of)
PLN	425	5.25%, 10/25/2020	132
PLN	510	5.50%, 04/25/2015 - 10/25/2019	158
PLN	400	5.75%, 04/25/2014	123
			413
		Russia - 0.2%
		Russian Federation Government
	100	3.63%, 04/29/2015 §	105
	100	5.00%, 04/29/2020 §	113
	85	7.50%, 03/31/2030 §	105
	35	12.75%, 06/24/2028 §	67
			390

4

The Hartford Unconstrained Bond Fund (formerly The Hartford Corporate Opportunities Fund)
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 3.1% - (continued)
		South Africa - 0.3%
		South Africa (Republic of)
ZAR	325	6.25%, 03/31/2036	$32
ZAR	1,760	6.75%, 03/31/2021	214
	100	6.88%, 05/27/2019	127
ZAR	900	8.25%, 09/15/2017	119
			492
		Turkey - 0.4%
		Turkey (Republic of)
	200	5.13%, 03/25/2022	219
	60	7.25%, 03/15/2015	67
	100	7.50%, 07/14/2017	119
TRY	100	10.50%, 01/15/2020	64
TRY	300	11.00%, 08/06/2014	176
			645
		Venezuela - 0.2%
		Venezuela (Republic of)
	125	7.00%, 12/01/2018 §	99
	90	11.95%, 08/05/2031 §	84
	85	12.75%, 08/23/2022 §	84
			267
		Total foreign government obligations
		(cost $5,031)	$5,144

MUNICIPAL BONDS - 0.3%
		Transportation - 0.3%
		Alameda, CA, Corridor Transportation Auth
	$1,705	9.20%, 10/01/2028 ○	$518

		Total municipal bonds
		(cost $417)	$518

SENIOR FLOATING RATE INTERESTS ♦ - 11.9%
		Administrative Waste Management and Remediation - 0.3%
		Acosta, Inc.
	$111	5.75%, 03/01/2018	$111
		Brickman Group Holdings, Inc.
	325	5.50%, 10/14/2016	325
		Wolverine Healthcare Analytics, Inc.
	100	6.75%, 06/06/2019	100
			536
		Agriculture, Construction, Mining and Machinery - 0.1%
		Veyance Technologies, Inc.
	100	6.00%, 07/31/2015	93

		Air Transportation - 0.8%
		AWAS Finance Luxembourg S.aár.l.
	131	07/01/2018 ◊☼	131
		Delta Air Lines, Inc., Term Loan
	324	5.50%, 04/20/2017	324
		Macquarie Aircraft Leasing Finance S.A., 2nd Lien Term Loan
	856	4.25%, 11/29/2013	848
			1,303
		Apparel Manufacturing - 0.1%
		J. Crew Group, Inc.
	249	4.75%, 03/07/2018	246

		Arts, Entertainment and Recreation - 1.0%
		Affinity Gaming LLC
	234	5.50%, 11/09/2017	234
		Caesars Entertainment Operating Co., Inc.
	500	4.50%, 01/28/2018	423
		Golden Nugget, Inc., 1st Lien
	64	3.25%, 06/22/2014 Þ	61
		Golden Nugget, Inc., Delayed Draw
	36	3.25%, 06/22/2014 Þ	34
		Gray Television, Inc.
	249	3.75%, 12/31/2014	247
		Kabel Deutschland GmbH
	250	4.25%, 01/20/2019 ☼	249
		Town Sports International LLC
	249	7.00%, 05/11/2018	251
		Univision Communications, Inc.
	250	4.50%, 03/31/2017 ☼	239
			1,738
		Chemical Manufacturing - 0.1%
		Ineos US Finance LLC
	219	05/04/2018 ◊☼	215

		Computer and Electronic Product Manufacturing - 0.3%
		Freescale Semiconductor, Inc.
	500	4.50%, 12/01/2016	469

		Finance and Insurance - 0.9%
		Asurion Corp., 2nd Lien Term Loan
	111	9.00%, 05/24/2019	115
		Asurion Corp., Term Loan
	250	5.50%, 05/24/2018	249
		BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Commitment
	112	8.75%, 12/17/2017	107
		BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Commitment
	268	8.56%, 12/17/2017	255
		Chrysler Group LLC
	130	6.00%, 05/24/2017	132
		EVERTEC LLC
	215	5.25%, 09/30/2016	214
		Nuveen Investments, Inc., Extended First Lien Term Loan
	500	5.96%, 05/13/2017	497
			1,569
		Food Services - 0.1%
		P.F. Chang's China Bistro, Inc.
	130	6.25%, 06/22/2019	130

		Health Care and Social Assistance - 1.0%
		Bausch & Lomb, Inc.
	230	5.25%, 05/17/2019	230
		Catalent Pharma Solutions, Inc.
	125	5.25%, 09/15/2017	125

5

The Hartford Unconstrained Bond Fund (formerly The Hartford Corporate Opportunities Fund)
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 11.9% - (continued)
	Health Care and Social Assistance - 1.0% - (continued)
	HCA, Inc., Tranche B-3 Term Loan
$500	3.50%, 05/01/2018	$491
	Jazz Pharmaceuticals, Inc.
100	5.25%, 06/12/2018	100
	Sheridan Holdings, Inc.
125	6.00%, 06/29/2018	125
	US Renal Care, Inc.
200	6.25%, 07/02/2019	201
135	10.25%, 12/27/2019	136
	Valeant Pharmaceuticals International, Inc.
335	4.75%, 02/13/2019	335
		1,743
	Information - 2.0%
	CDW LLC
250	4.00%, 07/15/2017	243
	Ceridian Corp.
149	6.00%, 05/09/2017 ☼	147
	Crown Castle Operating Co.
100	4.00%, 01/25/2019	99
	Epicor Software Corp.
249	5.00%, 05/16/2018	248
	First Data Corp., Extended 1st Lien Term Loan
500	4.25%, 03/23/2018	465
	Intelsat Jackson Holdings S.A.
199	5.25%, 04/02/2018 ☼	200
	Lawson Software, Inc.
125	6.25%, 04/05/2018	126
	Metro PCS Wireless, Inc., Term Loan B3
324	4.00%, 03/19/2018	322
	MISYS plc
295	7.25%, 12/12/2018	290
	Novell, Inc.
321	7.25%, 11/22/2017	321
	Sorenson Communications, Inc.
490	6.00%, 08/16/2013	473
	Zayo Group LLC
395	7.13%, 03/18/2019	399
		3,333
	Mining - 0.3%
	American Rock Salt Co. LLC
249	5.50%, 04/25/2017	240
	Arch Coal, Inc.
285	5.75%, 05/16/2018	280
		520
	Miscellaneous Manufacturing - 0.2%
	Digitalglobe, Inc.
145	5.75%, 10/12/2018	144
	Reynolds Group Holdings, Inc.
249	6.50%, 02/09/2018	251
		395
	Motor Vehicle and Parts Manufacturing - 0.8%
	Allison Transmission, Inc.
241	2.75%, 08/07/2014	240
	General Motors Holdings LLC
1,000	0.38%, 10/27/2015 ☼	909
	SRAM LLC
247	4.78%, 06/07/2018	247
		1,396
	Petroleum and Coal Products Manufacturing - 0.5%
	Chesapeake Energy Corp.
425	8.50%, 12/02/2017	424
	Dynegy Power LLC
321	9.25%, 08/05/2016	333
		757
	Pipeline Transportation - 0.2%
	NGPL Pipeco LLC
321	6.75%, 09/15/2017	317

	Plastics and Rubber Products Manufacturing - 0.4%
	Consolidated Container Co. LLC
165	6.25%, 07/03/2019	165
	Goodyear (The) Tire & Rubber Co.
250	4.75%, 04/30/2019	247
	Tricorbraun, Inc.
190	5.50%, 05/03/2018	190
	Trinseo Materials Operating S.C.A.
150	6.08%, 08/02/2017 ☼	139
		741
	Primary Metal Manufacturing - 0.2%
	Novelis, Inc.
249	4.00%, 03/10/2017	247
	WireCo WorldGroup, Inc.
145	5.90%, 02/15/2017 ☼	145
		392
	Professional, Scientific and Technical Services - 0.4%
	AlixPartners, LLP
200	6.50%, 05/29/2019	198
105	10.75%, 12/27/2019	103
	Paradigm Ltd., Term Loan B1
225	07/24/2019 ◊☼	222
	Paradigm Ltd., Term Loan B2
106	07/24/2020 ◊☼	106
		629
	Real Estate, Rental and Leasing - 0.1%
	Realogy Corp., Extended 1st Lien Term Loan B
139	4.50%, 10/10/2016	132
	Realogy Corp., Extended Credit Linked Deposit
11	4.50%, 10/10/2016	10
		142
	Retail Trade - 1.5%
	August LUXUK Holding Co.
57	6.25%, 04/27/2018	57
57	10.50%, 04/26/2019	57
	August U.S. Holding Co., Inc.
43	6.25%, 04/27/2018	43
44	10.50%, 04/26/2019	44
	EB Sports Corp.
1,440	11.50%, 12/31/2015 Þ	1,411

6

The Hartford Unconstrained Bond Fund (formerly The Hartford Corporate Opportunities Fund)
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 11.9% - (continued)
	Retail Trade - 1.5% - (continued)
	Neiman (The) Marcus Group, Inc.
$200	4.75%, 05/16/2018	$198
	Party City Holdings, Inc.
195	5.89%, 07/23/2019 ☼	195
	Rite Aid Corp.
199	2.00%, 06/01/2014	195
199	4.50%, 03/03/2018	196
	SRAM LLC
100	8.50%, 12/07/2018	101
		2,497
	Truck Transportation - 0.1%
	Swift Transportation Co. LLC
216	5.00%, 12/21/2017	217

	Utilities - 0.3%
	Energy Transfer Equity L.P.
250	3.75%, 03/23/2017	246
	LSP Madison Funding LLC
180	5.50%, 06/28/2019	179
	Texas Competitive Electric Holdings Co. LLC
100	4.75%, 10/10/2017	63
		488
	Wholesale Trade - 0.2%
	Harbor Freight Tools USA, Inc.
300	5.50%, 11/14/2017	299

	Total senior floating rate interests
	(cost $20,174)	$20,165

U.S. GOVERNMENT AGENCIES - 61.4%
	Federal Home Loan Mortgage Corporation - 11.3%
$900	3.50%, 08/15/2041 ☼	$953
2,900	5.00%, 08/15/2039 ☼	3,143
11,215	5.50%, 10/01/2036 - 01/01/2039 ╦‡	12,288
2,400	6.00%, 08/15/2039 ☼	2,637
		19,021
	Federal National Mortgage Association - 30.0%
16,000	3.00%, 08/15/2025 ☼	16,868
4,450	3.50%, 08/15/2041 ☼	4,721
784	4.00%, 01/01/2042	842
13,950	4.50%, 08/01/2041 ☼	15,086
9,100	5.00%, 08/01/2041 ☼	9,916
642	5.50%, 06/25/2042 Δ	116
2,912	6.00%, 09/01/2039 - 08/01/2041 ☼	3,212
		50,761
	Government National Mortgage Association - 20.1%
4,600	3.00%, 08/15/2042 ☼	4,854
3,500	3.50%, 08/15/2041 ☼	3,798
3,840	4.00%, 01/15/2041	4,227
11,950	4.50%, 04/15/2040 - 06/15/2041 ‡	13,169
4,400	5.50%, 08/15/2039 ☼	4,920
2,310	6.00%, 08/15/2036 - 12/15/2040	2,603
399	6.50%, 11/15/2038	455
		34,026
	Total U.S. government agencies
	(cost $103,240)	$103,808

U.S. GOVERNMENT SECURITIES - 38.4%
U.S. Treasury Securities - 38.4%
	U.S. Treasury Bonds - 14.3%
$11,175	2.00%, 11/15/2021 ‡	$11,751
3,750	3.13%, 11/15/2041 - 02/15/2042 ‡	4,181
125	3.50%, 02/15/2039 ‡	150
50	4.38%, 05/15/2040 ‡	69
25	5.25%, 11/15/2028 ‡	36
5,075	5.38%, 02/15/2031 ‡	7,548
100	6.25%, 08/15/2023 - 05/15/2030 ‡	151
		23,886
	U.S. Treasury Notes - 24.1%
1,000	0.13%, 04/15/2016 - 01/15/2022 ◄‡	1,091
400	0.38%, 03/15/2015 ‡	401
200	0.50%, 04/15/2015 ◄‡	222
275	0.63%, 07/15/2021 ◄	317
275	1.00%, 03/31/2017 ‡	281
300	1.13%, 01/15/2021 ◄‡	368
700	1.25%, 04/15/2014 - 07/15/2020 ◄‡	817
300	1.38%, 07/15/2018 - 01/15/2020 ◄‡	373
300	1.63%, 01/15/2015 - 01/15/2018 ◄‡	384
2,975	1.75%, 03/31/2014 ‡	3,050
225	1.88%, 07/15/2015 - 07/15/2019 ◄‡	292
225	2.00%, 02/15/2022 ‡	236
775	2.00%, 01/15/2014 - 01/15/2016 ◄‡	1,005
125	2.13%, 01/15/2019 ◄‡	162
200	2.25%, 05/31/2014	207
125	2.38%, 01/15/2017 ◄‡	166
200	2.38%, 02/28/2015 ‡	211
150	2.50%, 07/15/2016 ◄‡	197
12,375	2.50%, 03/31/2015 - 06/30/2017 ‡	13,137
125	2.63%, 07/15/2017 ◄	166
350	2.75%, 05/31/2017 ‡	386
14,500	3.25%, 03/31/2017 □	16,294
175	3.50%, 02/15/2018 ‡	201
175	4.13%, 05/15/2015 ‡	194
550	4.25%, 11/15/2013 - 11/15/2017 ‡	602
175	4.75%, 08/15/2017 ‡	211
		40,971
		64,857
	Total U.S. government securities
	(cost $63,179)	$64,857

PREFERRED STOCKS - 0.0%
	Diversified Financials - 0.0%
2	Citigroup Capital XIII	$53

	Total preferred stocks
	(cost $54)	$53

7

The Hartford Unconstrained Bond Fund (formerly The Hartford Corporate Opportunities Fund)
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
WARRANTS - 0.0%
	Food, Beverage and Tobacco - 0.0%
–	ASG Consolidated LLC ■		$8

	Total warrants
	(cost $9)		$8

	Total long-term investments
	(cost $230,175)		$233,046

SHORT-TERM INVESTMENTS - 5.0%
Repurchase Agreements - 5.0%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $2,984, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $3,043)
$2,984	0.17%, 07/31/2012		$2,984
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $2,302, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $2,348)
2,302	0.18%, 07/31/2012		2,302
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $565, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $576)
565	0.19%, 07/31/2012		565
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $1,889, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13%
- 3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $1,927)
1,889	0.19%, 07/31/2012		1,889
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $13, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $14)
13	0.17%, 07/31/2012		13
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $780, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $796)
780	0.19%, 07/31/2012		780
			8,533
	Total short-term investments
	(cost $8,533)		$8,533

	Total investments
	(cost $238,708) ▲	142.9%	$241,579
	Other assets and liabilities	(42.9)%	(72,514)
	Total net assets	100.0%	$169,065

8

The Hartford Unconstrained Bond Fund (formerly The Hartford Corporate Opportunities Fund)
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $238,722 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,315
Unrealized Depreciation	(1,458)
Net Unrealized Appreciation	$2,857

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At July 31, 2012, the aggregate value and percentage of net assets of these securities rounds to zero.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2012.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at July 31, 2012.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $10,395, which represents 6.1% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $1,548, which represents 0.9% of total net assets.

۞	Convertible security.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $72,031 at July 31, 2012.

Þ	This security may pay interest in additional principal instead of cash.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $1,080 was received from broker as collateral in connection with swap contracts. Securities valued at $523, held on behalf of the Fund at the custody bank, were received from broker as collateral in connection with swap contracts.

9

The Hartford Unconstrained Bond Fund (formerly The Hartford Corporate Opportunities Fund)
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at July 31, 2012 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
Euro-Schatz Future	65	Short	09/06/2012	$8,873	$8,859	$(14)
U.S. Treasury 10-Year Note Future	54	Short	09/19/2012	$7,272	$7,283	$11
U.S. Treasury 2-Year Note Future	29	Long	09/28/2012	$6,398	$6,387	$11
U.S. Treasury 30-Year Bond Future	69	Short	09/19/2012	$10,421	$10,203	$(218)
U.S. Treasury 5-Year Note Future	48	Short	09/28/2012	$5,989	$5,941	$(48)
U.S. Treasury CME Ultra Long Term Bond Future	56	Long	09/19/2012	$9,660	$9,411	$249
						$(9)

*	The number of contracts does not omit 000's.

Θ	At July 31, 2012, this security, or a portion of this security, is designated to cover written call options in the table below:

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*		Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
ITRX.EUR.16.1-5 (JPM)	Credit	1.80%	08/15/2012	EUR	20,960,000	$195	$101	$(94)
ITRX.EUR.17.1-5 (BOA)	Credit	1.80%	08/15/2012	EUR	20,630,000	230	199	(31)
						$425	$300	$(125)

*	The number of contracts does not omit 000's. Number of contracts shown in U.S. dollars unless otherwise noted.

Ø	At July 31, 2012, this security, or a portion of this security, collateralized the written put options in the table below:

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*		Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
ITRX.EUR.16.1-5 (JPM)	Credit	1.80%	08/15/2012	EUR	20,960,000	$23	$102	$79
ITRX.EUR.17.1-5 (BOA)	Credit	1.80%	08/15/2012	EUR	20,630,000	21	106	85
						$44	$208	$164

*	The number of contracts does not omit 000's. Number of contracts shown in U.S. dollars unless otherwise noted.

Shorts Outstanding at July 31, 2012

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FNMA, 3.00%	$2,200	08/19/2042	$2,288	$–
FNMA, 4.00%	600	08/15/2039	643	(2)
FNMA, 5.50%	8,600	08/01/2041	9,435	(42)
GNMA, 4.00%	900	08/15/2039	988	–
GNMA, 4.50%	14,300	08/15/2039	15,699	(12)
			$29,053	$(56)

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
CAD	BCLY	Sell	$20	$20	08/16/2012	$–
EUR	JPM	Sell	28	28	08/02/2012	–
EUR	JPM	Sell	793	793	08/03/2012	–
PEN	BOA	Buy	992	1,002	05/09/2013	(10)
PEN	CBK	Buy	991	994	05/09/2013	(3)
						$(13)

10

The Hartford Unconstrained Bond Fund (formerly The Hartford Corporate Opportunities Fund)
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at July 31, 2012

Reference Entity	Counterparty	Notional Amount (a)		Buy/Sell Protection	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
ABX.HE.AAA.06	BCLY		$271	Buy	(0.18)%	07/25/45	$25	$23	$(2)
ABX.HE.AAA.06	GSC		60	Buy	(0.18)%	07/25/45	5	5	–
ABX.HE.AAA.06	GSC		993	Buy	(0.18)%	07/25/45	90	85	(5)
ABX.HE.AAA.06	MSC		63	Buy	(0.18)%	07/25/45	5	5	–
ABX.HE.AAA.06	MSC		436	Buy	(0.18)%	07/25/45	44	37	(7)
ABX.HE.AAA.07	JPM		112	Sell	0.76%	01/25/38	(70)	(63)	7
ABX.HE.PENAAA.06	BCLY		437	Buy	(0.11)%	05/25/46	120	104	(16)
ABX.HE.PENAAA.06	GSC		299	Buy	(0.11)%	05/25/46	75	72	(3)
ABX.HE.PENAAA.06	JPM		42	Buy	(0.11)%	05/25/46	10	10	–
ABX.HE.PENAAA.06	JPM		420	Buy	(0.11)%	05/25/46	109	101	(8)
ABX.HE.PENAAA.06	MSC		39	Buy	(0.11)%	05/25/46	9	9	–
Bank of America	GSC		2,200	Sell	1.00% / 2.44%	09/20/17	(153)	(149)	4
CDX.NA.HY.18	BCLY		14,944	Buy	(5.00)%	06/20/17	757	464	(293)
CDX.NA.HY.18	CSI		2,876	Buy	(5.00)%	06/20/17	97	89	(8)
CDX.NA.HY.18	JPM		2,752	Buy	(5.00)%	06/20/17	182	85	(97)
CDX.NA.IG.18	CSI		3,275	Sell	1.00%	06/20/17	(23)	(10)	13
CDX.NA.IG.18	GSC		1,710	Sell	1.00%	06/20/17	(12)	(5)	7
CDX.NA.IG.18	JPM		1,090	Sell	1.00%	06/20/17	(7)	(3)	4
CDX.NA.IG.18	MSC		2,635	Sell	1.00%	06/20/17	(18)	(8)	10
Citigroup	GSC		2,350	Sell	1.00% / 2.42%	09/20/17	(153)	(157)	(4)
CMBX.NA.A.1	DEUT		290	Buy	(0.35)%	10/12/52	134	125	(9)
CMBX.NA.A.1	GSC		135	Buy	(0.35)%	10/12/52	61	58	(3)
CMBX.NA.AA.1	MSC		355	Buy	(0.25)%	10/12/52	118	99	(19)
CMBX.NA.AA.4	MSC		595	Sell	1.65%	02/17/51	(398)	(381)	17
CMBX.NA.AAA.2	DEUT		685	Sell	0.07%	03/15/49	(39)	(34)	5
CMBX.NA.AAA.2	UBS		515	Sell	0.07%	03/15/49	(27)	(26)	1
CMBX.NA.AAA.3	CSI		400	Sell	0.08%	12/13/49	(31)	(29)	2
CMBX.NA.AAA.3	DEUT		515	Sell	0.08%	12/13/49	(40)	(37)	3
CMBX.NA.AAA.3	JPM		1,320	Sell	0.08%	12/13/49	(107)	(96)	11
CMBX.NA.AAA.3	MSC		355	Sell	0.08%	12/13/49	(34)	(26)	8
CMBX.NA.AAA.3	UBS		410	Sell	0.08%	12/13/49	(33)	(30)	3
CMBX.NA.AAA.5	MSC		340	Sell	0.35%	02/15/51	(31)	(24)	7
CMBX.NA.AJ.2	MSC		705	Sell	1.09%	03/15/49	(189)	(168)	21
CMBX.NA.AJ.3	MSC		295	Sell	1.47%	12/13/49	(119)	(108)	11
CMBX.NA.AJ.4	MSC		400	Buy	(0.96)%	02/17/51	157	160	3
CMBX.NA.AM.3	JPM		425	Buy	(0.50)%	12/13/49	87	71	(16)
CMBX.NA.AM.4	JPM		400	Buy	(0.50)%	02/17/51	91	81	(10)
Goldman Sachs	UBS		1,100	Sell	1.00% / 2.65%	09/20/17	(81)	(84)	(3)
Ireland (Republic of)	BCLY		1,505	Sell	1.00% / 5.16%	09/20/17	(276)	(259)	17
Italy (Republic of)	JPM		985	Sell	1.00% / 4.85%	09/20/17	(159)	(161)	(2)
ITRX.EUR.17	BOA	EUR	20,630	Sell	1.00%	06/20/17	(681)	(677)	4
ITRX.EUR.17	JPM	EUR	10,990	Sell	1.00%	06/20/17	(397)	(365)	32
ITRX.XOV.17	GSC	EUR	550	Sell	5.00%	06/20/17	(32)	(34)	(2)
ITRX.XOV.17	GSC	EUR	985	Sell	5.00%	06/20/17	(81)	(62)	19
LCDX.NA.18	BCLY		718	Sell	2.50%	06/20/17	(7)	(8)	(1)
LCDX.NA.18	GSC		426	Sell	2.50%	06/20/17	(16)	(5)	11
Morgan Stanley	BCLY		1,100	Sell	1.00% / 3.48%	09/20/17	(123)	(122)	1
PrimeX.ARM.1	MSC		186	Sell	4.42%	06/25/36	6	12	6
PrimeX.ARM.2	MSC		578	Sell	4.58%	12/25/37	(45)	(28)	17
Spain (Kingdom of)	DEUT		565	Sell	1.00% / 5.38%	09/20/17	(99)	(102)	(3)
Spain (Kingdom of)	GSC		475	Sell	1.00% / 5.38%	09/20/17	(84)	(86)	(2)
							$(1,383)	$(1,652)	$(269)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

11

The Hartford Unconstrained Bond Fund (formerly The Hartford Corporate Opportunities Fund)
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2012. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment performance risk.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
CAD	Canadian Dollar
COP	Colombian Peso
EUR	EURO
HUF	Hungarian Forint
MXN	Mexican New Peso
MYR	Malaysian Ringgit
PEN	Peruvian New Sol
PLN	Polish New Zloty
TRY	Turkish New Lira
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
LCDX.NA	Credit Derivatives North American Loan
PrimeX.ARM	Markit PrimeX Mortgage Backed Security

Other Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Distribution by Credit Quality

as of July 31, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	2.2%
Aa / AA	0.2
A	2.6
Baa / BBB	4.4
Ba / BB	9.6
B	11.2
Caa / CCC or Lower	5.4
Unrated	2.5
U.S. Government Agencies and Securities	99.8
Non Debt Securities and Other Short-Term Instruments	5.0
Other Assets & Liabilities	(42.9)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

12

The Hartford Unconstrained Bond Fund (formerly The Hartford Corporate Opportunities Fund)
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$15,792	$–	$12,316	$3,476
Corporate Bonds	22,701	–	22,281	420
Foreign Government Obligations	5,144	236	4,908	–
Municipal Bonds	518	–	518	–
Preferred Stocks	53	53	–	–
Senior Floating Rate Interests	20,165	–	20,165	–
U.S. Government Agencies	103,808	–	103,808	–
U.S. Government Securities	64,857	297	64,560	–
Warrants	8	8	–	–
Short-Term Investments	8,533	–	8,533	–
Total	$241,579	$594	$237,089	$3,896
Credit Default Swaps *	244	–	244	–
Futures *	271	271	–	–
Written Options *	164	–	164	–
Total	$679	$271	$408	$–
Liabilities:
Securities Sold Short	$29,053	$–	$29,053	$–
Total	$29,053	$–	$29,053	$–
Credit Default Swaps *	513	–	513	–
Foreign Currency Contracts *	13	–	13	–
Futures *	280	280	–	–
Written Options *	125	–	125	–
Total	$931	$280	$651	$–

♦	For the nine-month period ended July 31, 2012, investments valued at $3,158 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$268	$(120)	$276	†	$33	$3,400	$(381)	$—	$—	$3,476
Corporate Bonds	3,800	278	(37	)‡	(2)	269	(4,254)	366	—	420
Total	$4,068	$158	$239		$31	$3,669	$(4,635)	$366	$—	$3,896

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $85.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $(139).

13

The Hartford Value Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7%
	Automobiles and Components - 0.8%
39	General Motors Co. ●	$775
112	Goodyear (The) Tire & Rubber Co. ●	1,283
		2,058
	Banks - 6.8%
113	BB&T Corp.	3,537
85	PNC Financial Services Group, Inc.	5,014
285	Wells Fargo & Co.	9,635
		18,186
	Capital Goods - 10.8%
31	3M Co.	2,793
31	Boeing Co.	2,292
49	Eaton Corp.	2,139
308	General Electric Co.	6,385
56	Illinois Tool Works, Inc.	3,021
81	Ingersoll-Rand plc	3,455
42	PACCAR, Inc.	1,700
45	Stanley Black & Decker, Inc.	3,038
71	Tyco International Ltd.	3,883
		28,706
	Consumer Durables and Apparel - 1.7%
87	Mattel, Inc.	3,053
75	Newell Rubbermaid, Inc.	1,332
		4,385
	Diversified Financials - 7.6%
38	Ameriprise Financial, Inc.	1,984
19	BlackRock, Inc.	3,312
81	Citigroup, Inc.	2,201
58	Credit Suisse Group ADR	992
30	Goldman Sachs Group, Inc.	3,013
238	JP Morgan Chase & Co.	8,571
		20,073
	Energy - 13.5%
37	Anadarko Petroleum Corp.	2,562
89	Chevron Corp.	9,710
14	EOG Resources, Inc.	1,367
74	Exxon Mobil Corp.	6,452
78	Halliburton Co.	2,568
67	Marathon Oil Corp.	1,765
58	Noble Corp.	2,132
55	Occidental Petroleum Corp.	4,781
35	Royal Dutch Shell plc ADR	2,473
63	Southwestern Energy Co. ●	2,093
		35,903
	Food and Staples Retailing - 1.4%
82	CVS Caremark Corp.	3,731

	Food, Beverage and Tobacco - 6.0%
40	Anheuser-Busch InBev N.V.	3,200
60	General Mills, Inc.	2,340
78	Kraft Foods, Inc.	3,099
41	PepsiCo, Inc.	2,992
47	Philip Morris International, Inc.	4,319
		15,950
	Health Care Equipment and Services - 5.8%
51	Baxter International, Inc.	3,001
62	Covidien plc	3,481
61	HCA Holdings, Inc.	1,619
63	St. Jude Medical, Inc.	2,343
69	UnitedHealth Group, Inc.	3,528
26	Zimmer Holdings, Inc.	1,531
		15,503
	Insurance - 7.3%
77	ACE Ltd.	5,664
43	Chubb Corp.	3,114
134	Marsh & McLennan Cos., Inc.	4,435
67	Principal Financial Group, Inc.	1,724
37	Swiss Re Ltd.	2,345
107	Unum Group	2,030
		19,312
	Materials - 5.2%
86	Dow Chemical Co.	2,479
49	E.I. DuPont de Nemours & Co.	2,436
69	International Paper Co.	2,254
60	Mosaic Co.	3,500
31	Nucor Corp.	1,224
142	Steel Dynamics, Inc.	1,828
		13,721
	Media - 3.6%
47	CBS Corp. Class B	1,581
164	Comcast Corp. Class A	5,332
91	Thomson Reuters Corp.	2,570
		9,483
	Pharmaceuticals, Biotechnology and Life Sciences - 8.9%
39	Amgen, Inc.	3,242
48	Johnson & Johnson	3,304
161	Merck & Co., Inc.	7,126
309	Pfizer, Inc.	7,420
63	Teva Pharmaceutical Industries Ltd. ADR	2,583
		23,675
	Retailing - 4.3%
69	Home Depot, Inc.	3,612
61	Kohl's Corp.	3,022
91	Lowe's Co., Inc.	2,303
47	Nordstrom, Inc.	2,539
		11,476
	Semiconductors and Semiconductor Equipment - 4.5%
71	Analog Devices, Inc.	2,756
172	Intel Corp.	4,415
77	Maxim Integrated Products, Inc.	2,109
86	Xilinx, Inc.	2,789
		12,069
	Software and Services - 1.5%
132	Microsoft Corp.	3,901

	Technology Hardware and Equipment - 2.5%
351	Cisco Systems, Inc.	5,592
59	Hewlett-Packard Co.	1,081
		6,673
	Telecommunication Services - 2.7%
188	AT&T, Inc.	7,124

	Utilities - 3.8%
54	Edison International	2,505
33	Entergy Corp.	2,404
25	NextEra Energy, Inc.	1,739
65	Northeast Utilities	2,590

1

The Hartford Value Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
	COMMON STOCKS - 98.7% - (continued)
	Utilities – 3.8% - (continued)
31	PPL Corp.		$887
			10,125
	Total common stocks
	(cost $233,573)		$262,054

	Total long-term investments
	(cost $233,573)		$262,054

	SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
	Bank of America Merrill Lynch TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $685, collateralized by FNMA 5.50% - 6.00%, 2038 - 2039, GNMA 4.50%, 2041, value of $698)
$685	0.17%, 07/31/2012		$685
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $528, collateralized by FHLMC
2.54% - 3.50%, 2040 - 2041, FNMA 2.32%
- 4.00%, 2027 - 2042, GNMA 4.00%, 2041,
	value of $539)
528	0.18%, 07/31/2012		528
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $130, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $132)
130	0.19%, 07/31/2012		130
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $434, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13% -
3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% - 4.50%,
	2025 - 2042, value of $442)
433	0.19%, 07/31/2012		433
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $3, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $3)
3	0.17%, 07/31/2012		3
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $179, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $183)
179	0.19%, 07/31/2012		179
			1,958
	Total short-term investments
	(cost $1,958)		$1,958

	Total investments
	(cost $235,531) ▲	99.4%	$264,012
	Other assets and liabilities	0.6%	1,542
	Total net assets	100.0%	$265,554

2

The Hartford Value Fund
Schedule of Investments ― (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $238,856 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$37,734
Unrealized Depreciation	(12,578)
Net Unrealized Appreciation	$25,156

●	Non-income producing.

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
CHF	JPM	Sell	$9	$9	08/02/2012	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
CHF	Swiss Franc

Other Abbreviations:
ADR	American Depositary Receipt
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$262,054	$259,709	$2,345	$–
Short-Term Investments	1,958	–	1,958	–
Total	$264,012	$259,709	$4,303	$–
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

3

The Hartford World Bond Fund
Schedule of Investments
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 2.1%
	United Kingdom - 0.3%
	Granite Master Issuer plc
$525	0.29%, 12/20/2054 Δ	$510
745	0.33%, 12/20/2054 Δ	723
887	0.42%, 12/17/2054 Δ	861
		2,094
	United States - 1.8%
	AmeriCredit Automobile Receivables Trust
170	3.34%, 04/08/2016	177
	Argent Securities, Inc.
214	0.53%, 04/25/2036 Δ	66
	Asset Backed Funding Certificates
300	0.47%, 10/25/2036 Δ	110
	Banc of America Funding Corp.
540	5.77%, 05/25/2037	437
	Bank of America Automotive Trust
67	3.52%, 06/15/2016 ■	67
	Bear Stearns Adjustable Rate Mortgage Trust
491	2.25%, 08/25/2035 Δ	461
	Bear Stearns Commercial Mortgage Securities, Inc.
80	5.20%, 12/11/2038	91
9	5.33%, 01/12/2045	9
	Citigroup/Deutsche Bank Commercial Mortgage Trust
10	5.89%, 11/15/2044	12
	CNH Equipment Trust
154	1.20%, 05/16/2016	155
	Consumer Portfolio Services, Inc.
221	2.78%, 06/17/2019 ■	222
	Countrywide Alternative Loan Trust
116	0.37%, 06/25/2036 Δ	67
	DBUBS Mortgage Trust
3,111	3.39%, 01/01/2021 ■►	165
	Fieldstone Mortgage Investment Corp.
153	0.59%, 04/25/2047 Δ	66
	First Horizon Alternative Mortgage Securities
567	2.55%, 04/25/2036 Δ	343
	Ford Credit Automotive Lease Trust
69	0.74%, 09/15/2013	70
	GMAC Mortgage Corp. Loan Trust
386	4.86%, 09/19/2035 Δ	335
	Greenwich Capital Commercial Funding Corp.
150	6.07%, 07/10/2038 Δ	172
	GSAMP Trust
558	0.37%, 12/25/2036 Δ	199
563	0.50%, 12/25/2036 Δ	203
	GSR Mortgage Loan Trust
451	3.10%, 05/25/2047 Δ	285
	Home Equity Loan Trust
1,250	0.41%, 04/25/2037 Δ	517
	Honda Automotive Receivables Owner Trust
44	0.57%, 07/18/2013	44
149	0.67%, 04/21/2014	149
	Indymac Index Mortgage Loan Trust
142	2.63%, 08/25/2035 Δ	81
449	2.76%, 09/25/2036 Δ	277
	JP Morgan Chase Commercial Mortgage Securities Corp.
150	5.72%, 02/15/2051	173
200	6.07%, 02/12/2051	216
	LB-UBS Commercial Mortgage Trust
310	5.43%, 02/15/2040	350
	Merrill Lynch Mortgage Investors Trust
115	0.36%, 03/25/2037 Δ	64
48	0.45%, 12/25/2036 Δ	33
	Merrill Lynch Mortgage Trust
100	5.85%, 05/12/2039 Δ	114
	Merrill Lynch/Countrywide Commercial Mortgage Trust
400	5.81%, 06/12/2050 Δ	436
105	6.09%, 06/12/2046 Δ	121
	Morgan Stanley Capital I
40	5.16%, 10/12/2052 Δ	45
100	5.42%, 09/15/2047 ■Δ	112
170	5.57%, 12/15/2044	189
50	5.82%, 06/11/2042 Δ	59
	Morgan Stanley Capital, Inc.
190	0.39%, 11/25/2036 Δ	74
840	0.48%, 10/25/2036 Δ	251
	Option One Mortgage Loan Trust
65	0.35%, 02/25/2037 Δ	34
	Prestige Automotive Receivables Trust
315	1.23%, 12/15/2015 ■	315
	Residential Funding Mortgage Securities, Inc.
867	6.00%, 07/25/2037	773
	Santander Consumer USA, Inc.
165	2.32%, 04/15/2015 ■	166
	Saxon Asset Securities Trust
1,800	0.42%, 11/25/2036 Δ	949
	Securitized Asset Backed Receivables LLC Trust
138	0.38%, 05/25/2037 Δ	70
	Soundview Home Equity Loan Trust, Inc.
1,750	0.43%, 07/25/2037 Δ	637
309	0.53%, 06/25/2037 Δ	117
	Springleaf Mortgage Loan Trust
735	2.22%, 10/25/2057 ■☼	735
	Structured Adjustable Rate Mortgage Loan Trust
341	0.55%, 09/25/2034 Δ	263
	Wells Fargo Mortgage Backed Securities Trust
158	5.18%, 10/25/2035 Δ	154
		11,230
	Total asset & commercial mortgage backed securities
	(cost $13,167)	$13,324

1

The Hartford World Bond Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 6.5%
		Australia - 0.1%
		FMG Resources Pty Ltd.
	$35	6.00%, 04/01/2017 ■	$35
	305	7.00%, 11/01/2015 ■	312
			347
		Belgium - 0.0%
		Ontex IV
EUR	100	7.50%, 04/15/2018 §	123

		Brazil - 0.0%
		Fibria Overseas Finance Ltd.
	125	7.50%, 05/04/2020 ■	136

		Canada - 0.1%
		Harvest Operations Corp.
	41	6.88%, 10/01/2017 ■	44
		Lone Pine Resources, Inc.
	25	10.38%, 02/15/2017 ■	24
		National Money Mart Co.
	310	10.38%, 12/15/2016	346
		Quebecor Media, Inc.
	180	7.75%, 03/15/2016	185
		Videotron Ltee
	36	5.00%, 07/15/2022	37
	40	9.13%, 04/15/2018	44
			680
		France - 0.1%
		Banque PSA Finance
EUR	350	4.88%, 09/25/2015	418

		Ireland - 0.1%
		Elan Corp. plc
	715	8.75%, 10/15/2016	778

		Japan - 0.1%
		Tokyo Electric Power Co., Inc.
EUR	450	4.50%, 03/24/2014	548

		Netherlands - 0.2%
		AerCap Aviation Solutions B.V.
	200	6.38%, 05/30/2017 ■	202
		Conti-Gummi Finance B.V.
EUR	50	7.13%, 10/15/2018 §	66
		ING Groep N.V.
EUR	365	8.00%, 04/29/2049	427
		Sensata Technologies B.V.
	300	6.50%, 05/15/2019 §	313
		Volkswagen Financial Services N.V.
EUR	100	0.98%, 11/27/2012 Δ	123
			1,131
		South Africa - 0.0%
		Consol Glass Ltd.
EUR	250	7.63%, 04/15/2014 §	314

		Switzerland - 0.5%
		UBS AG Jersey Branch
EUR	15	4.28%, 04/15/2015	16
		UBS AG Stamford CT
	3,250	2.25%, 08/12/2013	3,288
			3,304
		United Kingdom - 0.5%
		British Telecommunications plc
	1,120	0.29%, 12/20/2013 Δ	1,124
		FCE Bank plc
EUR	300	7.25%, 07/15/2013 §	390
		HSBC Holdings plc
EUR	825	0.95%, 09/30/2020 Δ	902
		Ineos Finance plc
	655	9.00%, 05/15/2015 ■	691
			3,107
		United States - 4.7%
		ACL I Corp.
	115	10.63%, 02/15/2016 Þ	109
		AES (The) Corp.
	270	7.75%, 10/15/2015	308
	50	8.00%, 10/15/2017	58
		Air Lease Corp.
	1,161	5.63%, 04/01/2017 ■	1,157
		Alere, Inc.
	400	9.00%, 05/15/2016	415
		Ally Financial, Inc.
	550	4.63%, 06/26/2015	567
	185	6.75%, 12/01/2014	200
	35	8.00%, 03/15/2020	42
		Alpha Natural Resources, Inc.
	20	6.00%, 06/01/2019	17
		AMC Entertainment, Inc.
	59	8.00%, 03/01/2014	59
	140	8.75%, 06/01/2019	152
		American Rock Salt Co. LLC
	10	8.25%, 05/01/2018 ■	9
		AmeriGas Finance LLC
	10	7.00%, 05/20/2022	11
		Amgen, Inc.
	885	2.13%, 05/15/2017	911
		Anixter International, Inc.
	20	5.63%, 05/01/2019	21
		Antero Resources Finance Corp.
	10	7.25%, 08/01/2019	11
	110	9.38%, 12/01/2017	122
		ARAMARK Corp.
	175	8.50%, 02/01/2015	179
		ARAMARK Holdings Corp.
	60	8.63%, 05/01/2016 ■Þ	61
		Audatex North America, Inc.
	56	6.75%, 06/15/2018 ■	60
		Ball Corp.
	20	7.13%, 09/01/2016	22
		BE Aerospace, Inc.
	275	6.88%, 10/01/2020	305
		Beagle Acquisition Corp.
	25	11.00%, 12/31/2019 ■	28
		Biomet, Inc.
	1,050	6.50%, 08/01/2020 ■☼	1,081
	205	10.00%, 10/15/2017	218

2

The Hartford World Bond Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 6.5% - (continued)
	United States - 4.7% - (continued)
	Bioscrip, Inc.
$125	10.25%, 10/01/2015	$136
	Building Materials Corp.
430	6.88%, 08/15/2018 ■	463
	Caesars Operating Escrow
110	8.50%, 02/15/2020 ■	110
	Calpine Corp.
390	7.25%, 10/15/2017 ■	422
	Case Corp.
95	7.25%, 01/15/2016	105
	CCO Holdings LLC
405	7.25%, 10/30/2017	445
425	8.13%, 04/30/2020	480
	CDW Escrow Corp.
130	8.50%, 04/01/2019	138
	CenturyTel, Inc.
55	6.00%, 04/01/2017	60
	Chesapeake Energy Corp.
65	2.50%, 05/15/2037 ۞	55
35	6.50%, 08/15/2017	35
60	9.50%, 02/15/2015	64
	CIT Group, Inc.
30	5.00%, 05/15/2017	31
30	5.25%, 04/01/2014 ■	31
65	5.25%, 03/15/2018	69
847	7.00%, 05/02/2016 - 05/02/2017 ■	851
	Clear Channel Worldwide Holdings, Inc.
200	9.25%, 12/15/2017	216
	CNH Capital LLC
230	6.25%, 11/01/2016 ■	248
	Community Choice Financial, Inc.
225	10.75%, 05/01/2019 ■	223
	Community Health Systems, Inc.
183	8.88%, 07/15/2015	187
	Continental Resources, Inc.
65	5.00%, 09/15/2022 ■	68
	Credit Acceptance Corp.
25	9.13%, 02/01/2017	28
	Cricket Communications, Inc.
260	7.75%, 05/15/2016	276
	Crown Americas, Inc.
20	6.25%, 02/01/2021	22
	Daimler Finance NA LLC
3,475	1.30%, 07/31/2015 ■☼	3,479
	El Paso Corp.
40	7.00%, 06/15/2017	46
	Endeavour International Corp.
110	12.00%, 03/01/2018 ■	115
	Everest Acquisition LLC
80	9.38%, 05/01/2020 ■	86
	Ferrellgas Partners L.P.
6	6.50%, 05/01/2021	6
350	9.13%, 10/01/2017	374
	Ford Motor Co.
40	7.45%, 07/16/2031	50
	Freescale Semiconductor, Inc.
20	8.05%, 02/01/2020	19
	Fresenius Medical Care U.S. Finance II, Inc.
260	5.63%, 07/31/2019 ■	279
610	5.88%, 01/31/2022 ■	652
60	9.00%, 07/15/2015 ■	69
	Gray Television, Inc.
605	10.50%, 06/29/2015	641
	Greektown Superholdings, Inc.
100	13.00%, 07/01/2015	109
	Harrah's Operating Co., Inc.
120	11.25%, 06/01/2017	130
	HCA, Inc.
120	6.38%, 01/15/2015	129
	Hertz Corp.
430	7.50%, 10/15/2018	464
	Hexion U.S. Finance Corp.
55	6.63%, 04/15/2020	56
	Hologic, Inc.
495	6.25%, 08/01/2020 ■☼	523
	Host Marriott L.P.
50	6.38%, 03/15/2015	51
	Huntsman International LLC
160	5.50%, 06/30/2016	160
	Intelsat Bermuda Ltd.
32	11.25%, 06/15/2016	34
555	11.50%, 02/04/2017 Þ	577
	International Lease Finance Corp.
215	5.65%, 06/01/2014	223
75	6.50%, 09/01/2014 ■	80
190	8.63%, 09/15/2015	214
	Iron Mountain, Inc.
30	7.75%, 10/01/2019	33
610	8.38%, 08/15/2021	676
	Isle of Capri Casinos, Inc.
255	8.88%, 06/15/2020 ■☼	255
	J.M. Huber Corp.
10	9.88%, 11/01/2019 ■	11
	KB Home
75	7.50%, 09/15/2022	76
175	8.00%, 03/15/2020	183
	KB Home & Broad Home Corp.
420	6.25%, 06/15/2015	426
	Kinder Morgan Finance Co.
290	5.70%, 01/05/2016	309
	Leap Wireless International, Inc.
30	4.50%, 07/15/2014 ۞	28
	Lennar Corp.
90	5.60%, 05/31/2015	95
	Level 3 Financing, Inc.
825	4.51%, 02/15/2015 Δ	808
	Liberty Mutual Group, Inc.
287	4.95%, 05/01/2022 ■	294
	MarkWest Energy
20	6.25%, 06/15/2022	21
	Masco Corp.
140	4.80%, 06/15/2015	144
	Mediacom Broadband LLC
180	8.50%, 10/15/2015	185
	Mediacom LLC
85	9.13%, 08/15/2019	94

3

The Hartford World Bond Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 6.5% - (continued)
		United States - 4.7% - (continued)
		Meritor, Inc.
	$200	8.13%, 09/15/2015	$205
		MetroPCS Wireless, Inc.
	110	7.88%, 09/01/2018	117
		MGM Mirage, Inc.
	30	11.13%, 11/15/2017	34
		Michaels Stores, Inc.
	70	7.75%, 11/01/2018	75
		Momentive Performance
	200	12.50%, 06/15/2014	209
		Newfield Exploration Co.
	15	5.75%, 01/30/2022	16
		Newmont Mining Corp.
	62	1.63%, 07/15/2017 ۞	79
		Number Merger Sub, Inc.
	70	11.00%, 12/15/2019 ■	77
		Offshore Group Investments Ltd.
	45	11.50%, 08/01/2015 ■	49
		Owens-Brockway
	85	7.38%, 05/15/2016	96
		PC Merger Sub, Inc.
	50	8.88%, 08/01/2020 ■	52
		Peabody Energy Corp.
	255	7.38%, 11/01/2016	280
		Pioneer Natural Resources Co.
	40	5.88%, 07/15/2016	45
		Provident Funding Associates L.P.
	55	10.25%, 04/15/2017 ■	58
		PSS World Medical, Inc.
	111	6.38%, 03/01/2022 ■	116
		Pulte Homes, Inc.
	60	5.20%, 02/15/2015	63
		QVC, Inc.
	65	7.50%, 10/01/2019 ■	72
		Radiation Therapy Services, Inc.
	170	8.88%, 01/15/2017	160
	70	9.88%, 04/15/2017	46
		Range Resources Corp.
	15	6.75%, 08/01/2020	16
		Realogy Corp.
	75	7.63%, 01/15/2020 ■	81
		Revlon Consumer Products
	60	9.75%, 11/15/2015	64
		Reynolds Group Issuer, Inc.
	100	7.13%, 04/15/2019	106
	100	7.75%, 10/15/2016	105
		Rosetta Resources, Inc.
	85	9.50%, 04/15/2018	93
		RSC Equipment Rental, Inc./RSC Holdings
	510	10.25%, 11/15/2019	575
		SABMiller Holdings, Inc.
	800	2.45%, 01/15/2017 ■	833
		Savient Pharmaceuticals, Inc.
	164	4.75%, 02/01/2018 ۞	41
		SBA Telecommunications, Inc.
	36	8.00%, 08/15/2016	38
	170	8.25%, 08/15/2019	189
		Service Corp. International
	25	7.38%, 10/01/2014	27
		Sinclair Television Group
	145	9.25%, 11/01/2017 ■	161
		SLM Corp.
	235	6.25%, 01/25/2016	249
	100	8.45%, 06/15/2018	114
		Sovereign Capital Trust IV
	125	7.91%, 06/13/2036	127
		Sprint Nextel Corp.
	75	7.00%, 03/01/2020 ■	82
	75	9.00%, 11/15/2018 ■	88
		SunGard Data Systems, Inc.
	220	10.25%, 08/15/2015	225
		Tenet Healthcare Corp.
	465	9.25%, 02/01/2015	520
		Texas Competitive Electric Co.
	55	11.50%, 10/01/2020 ■	41
		TitleMax, Inc.
	285	13.25%, 07/15/2015	316
		TransDigm Group, Inc.
	50	7.75%, 12/15/2018	56
		TRW Automotive, Inc.
	96	8.88%, 12/01/2017 ■	106
		United Rental Financing Escrow Corp.
	10	5.75%, 07/15/2018 ■	10
		United Rentals North America, Inc.
	70	10.88%, 06/15/2016	79
		Warner Chilcott plc
	145	7.75%, 09/15/2018	157
		Wynn Las Vegas LLC
	20	7.75%, 08/15/2020	22
		XM Satellite Radio, Inc.
	490	7.63%, 11/01/2018 ■	532
		Yankee Acquisition Corp.
	695	9.75%, 02/15/2017	724
			30,716
		Venezuela - 0.1%
		Petroleos de Venezuela S.A.
	525	8.00%, 11/17/2013 §	525

		Total corporate bonds
		(cost $41,819)	$42,127

FOREIGN GOVERNMENT OBLIGATIONS - 60.5%
		Australia - 4.5%
		Australian Government
AUD	9,015	4.50%, 10/21/2014	$9,837
AUD	5,500	4.75%, 06/15/2016	6,237
AUD	9,555	5.25%, 03/15/2019	11,539
AUD	1,300	6.00%, 02/15/2017	1,564
			29,177
		Belgium - 6.9%
		Belgium (Kingdom of)
EUR	7,590	4.00%, 03/28/2022	10,502
EUR	17,190	4.00%, 03/28/2017 ■	23,747
EUR	7,955	4.25%, 09/28/2014	10,581
			44,830

4

The Hartford World Bond Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 60.5% - (continued)
		Brazil - 0.2%
		Brazil (Republic of)
BRL	2,424	6.00%, 05/15/2015 ◄	$1,275

		Canada - 2.8%
		Canada (Government of)
CAD	5,680	1.50%, 03/01/2017	5,715
CAD	12,220	2.25%, 08/01/2014	12,463
		Ontario (Province of)
	125	1.88%, 11/19/2012	126
			18,304
		Denmark - 5.9%
		Denmark (Kingdom of)
DKK	7,700	3.00%, 11/15/2021	1,488
DKK	143,610	4.00%, 11/15/2015 - 11/15/2019	27,933
DKK	32,985	7.00%, 11/10/2024	8,893
			38,314
		Finland - 6.8%
		Finland Government Bond
EUR	10,740	1.75%, 04/15/2016	13,965
EUR	7,340	3.13%, 09/15/2014	9,633
EUR	9,055	3.50%, 04/15/2021	12,999
EUR	5,405	3.88%, 09/15/2017	7,734
			44,331
		France - 0.0%
		Caisse D'Amortissement de la Dette Sociale
GBP	75	1.08%, 06/17/2013 Δ	118

		Germany - 4.6%
		Bundesobligation
EUR	9,215	0.75%, 02/24/2017	11,580
EUR	12,725	2.00%, 02/26/2016	16,729
		Bundesrepublik Deutschland
EUR	1,000	2.00%, 01/04/2022	1,317
			29,626
		Norway - 8.1%
		Norwegian Government
NOK	4,500	3.75%, 05/25/2021	868
NOK	95,715	4.25%, 05/19/2017	18,005
NOK	90,360	4.50%, 05/22/2019	17,847
NOK	67,160	5.00%, 05/15/2015	12,239
NOK	23,425	6.50%, 05/15/2013	4,039
			52,998
		Poland - 2.8%
		Poland (Republic of)
PLN	57,230	5.75%, 10/25/2021	18,230

		Singapore - 7.8%
		Singapore (Republic of)
SGD	9,975	3.25%, 09/01/2020	9,346
SGD	20,710	3.63%, 07/01/2014	17,730
SGD	25,980	3.75%, 09/01/2016	23,766
			50,842
		Sweden - 8.9%
		Sweden Government
SEK	59,500	3.00%, 07/12/2016	9,410
SEK	62,650	3.50%, 06/01/2022	10,931
SEK	134,370	3.75%, 08/12/2017	22,314
SEK	3,000	4.25%, 03/12/2019	527
SEK	92,700	6.75%, 05/05/2014	14,991
			58,173
		United Kingdom - 1.2%
		U.K. Treasury
GBP	3,895	4.50%, 12/07/2042	8,092

		Total foreign government obligations
		(cost $391,189)	$394,310

SENIOR FLOATING RATE INTERESTS ♦ - 0.7%
		Canada - 0.1%
		Telesat Canada
	$220	4.25%, 03/28/2019	$219

		Greece - 0.0%
		Kabel Deutschland GmbH
	100	4.25%, 01/20/2019	100

		Netherlands - 0.0%
		NXP B.V.
	200	5.25%, 03/19/2019	198

		United States - 0.6%
		Arch Coal, Inc.
	160	5.75%, 05/16/2018	157
		Asurion Corp., 2nd Lien Term Loan
	67	9.00%, 05/24/2019	69
		Asurion Corp., Term Loan
	482	5.50%, 05/24/2018	480
		Bausch & Lomb, Inc.
	135	5.25%, 05/17/2019	135
		CDW LLC
	322	4.00%, 07/15/2017	313
		Cequel Communications LLC
	379	4.00%, 02/14/2019	376
		Chrysler Group LLC
	99	6.00%, 05/24/2017 ☼	101
		Cumulus Media Holdings, Inc.
	99	5.75%, 09/17/2018	100
		Energy Transfer Equity L.P.
	180	3.75%, 03/23/2017	177
		First Data Corp., Extended 1st Lien Term Loan
	290	4.25%, 03/23/2018	270
		Flying Fortress, Inc.
	100	5.00%, 06/30/2017	100
		Freescale Semiconductor, Inc.
	405	4.50%, 12/01/2016	380
	145	6.00%, 02/28/2019	140
		Harbor Freight Tools USA, Inc.
	150	5.50%, 11/14/2017	150
		J. Crew Group, Inc.
	299	4.75%, 03/07/2018	295

5

The Hartford World Bond Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 0.7% - (continued)
		United States - 0.6% - (continued)
		Metro PCS Wireless, Inc., Term Loan B3
	$99	4.00%, 03/19/2018	$99
		Michaels Stores, Inc., B-2 Term Loan
	100	5.00%, 07/31/2016	101
		Rexnord LLC/RBS Global, Inc.
	105	5.00%, 04/01/2018	106
		Sorenson Communications, Inc.
	221	6.00%, 08/16/2013	213
		Swift Transportation Co. LLC
	112	5.00%, 12/21/2017	112
		Syniverse Holdings, Inc.
	200	5.00%, 04/23/2019	199
			4,073

		Total senior floating rate interests
		(cost $4,585)	$4,590

U.S. GOVERNMENT AGENCIES - 0.0%
		United States - 0.0%
		FHLMC
	$1,535	5.49%, 08/25/2016 ►	$81

		Total U.S. government agencies
		(cost $83)	$81

U.S. GOVERNMENT SECURITIES - 7.1%
		United States - 7.1%
		U.S. Treasury Bonds
	$2,150	8.13%, 08/15/2021 ╦	$3,406

		U.S. Treasury Notes
	2,525	2.00%, 02/15/2022	2,649
	6,600	3.25%, 05/31/2016	7,309
	9,565	3.88%, 05/15/2018 ‡	11,271
	20,020	4.75%, 05/15/2014 □	21,635
			42,864
		Total U.S. government securities
		(cost $45,842)	$46,270

Contracts			Market Value ╪
CALL OPTIONS PURCHASED - 0.0%
		Foreign Exchange Contracts - 0.0%
		USD Call/CAD Put
	279	Expiration: 01/10/2013 и	$28
		USD Call/CNY Put
	11,362	Expiration: 06/23/2013	66
		USD Call/CZK Put
	820	Expiration: 09/21/2012	10
			104

		Total call options purchased
		(cost $172)	$104

PUT OPTIONS PURCHASED - 0.0%
		Interest Rate Contracts - 0.0%
		Euro-Bund Future Option
EUR	–	Expiration: 08/24/2012, Exercise Price: $143.50 ☼	$63
		U.S. Treasury 10-Year Note Future Option
	–	Expiration: 08/24/2012, Exercise Price: $130.00	1
			64

		Total put options purchased
		(cost $129)	$64

Shares or Principal Amount ╬		Market Value ╪
PREFERRED STOCKS - 0.0%
	United States - 0.0%
7	Citigroup Capital XIII	$189
2	GMAC Capital Trust I ۞	49

	Total preferred stocks
	(cost $242)	$238

	Total long-term investments
	(cost $497,228)	$501,108

SHORT-TERM INVESTMENTS - 19.3%
	Repurchase Agreements - 6.2%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
08/01/2012 in the amount of $14,027,
collateralized by FNMA 5.50% - 6.00%,
2038 - 2039, GNMA 4.50%, 2041, value of
	$14,308)
$14,027	0.17%, 07/31/2012	$14,027
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $10,821, collateralized by
FHLMC 2.54% - 3.50%, 2040 - 2041,
FNMA 2.32% - 4.00%, 2027 - 2042,
	GNMA 4.00%, 2041, value of $11,038)
10,821	0.18%, 07/31/2012	10,821
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $2,657, collateralized by FNMA 2.50% - 6.00%, 2025 - 2042, value of $2,710)
2,657	0.19%, 07/31/2012	2,657
TD Securities TriParty Joint Repurchase
Agreement (maturing on 08/01/2012 in the
amount of $8,883, collateralized by FFCB
0.24% - 5.70%, 2012 - 2020, FHLB 0.13%
- 3.25%, 2012 - 2027, FHLMC 4.00% -
6.00%, 2013 - 2041, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $9,060)
8,883	0.19%, 07/31/2012	8,883

6

The Hartford World Bond Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 19.3% - (continued)
	Repurchase Agreements - 6.2% - (continued)
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $62, collateralized by U.S. Treasury Bond 3.50%, 2039, value of $64)
$62	0.17%, 07/31/2012		$62
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 08/01/2012 in the amount of $3,669, collateralized by GNMA 2.50% - 6.00%, 2026 - 2042, value of $3,743)
3,669	0.19%, 07/31/2012		3,669
			40,119
	U.S. Treasury Bills - 13.1%
30,000	0.08%, 08/23/2012 - 09/27/2012 ○╦Θ		29,997
7,500	0.09%, 8/30/2012 ○		7,500
12,000	0.10%, 10/18/2012 ○		11,998
12,000	0.11%, 11/15/2012 ○		11,996
24,000	0.12%, 11/29/2012 - 12/06/2012 ○		23,990
			85,481
	Total short-term investments
	(cost $125,599)		$125,600

	Total investments
	(cost $622,827) ▲	96.2%	$626,708
	Other assets and liabilities	3.8%	24,623
	Total net assets	100.0%	$651,331

7

The Hartford World Bond Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At July 31, 2012, the cost of securities for federal income tax purposes was $622,925 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,030
Unrealized Depreciation	(3,247)
Net Unrealized Appreciation	$3,783

Δ	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2012.

Þ	This security may pay interest in additional principal instead of cash.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at July 31, 2012.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of July 31, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $39,986, which represents 6.1% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2012, the aggregate value of these securities was $1,731, which represents 0.3% of total net assets.

۞	Convertible security.

и	This security has limitations. If the Canadian Dollar to U.S. Dollar exchange rate is greater than or equal to 1.12 between trade date and expiration date, the counterparty will be required to pay the Fund the sum of $279,000.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $6,206 at July 31, 2012.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $2,376 was received from broker as collateral in connection with swap contracts.

8

The Hartford World Bond Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at July 31, 2012 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
Australian 10-Year Bond Future	58	Long	09/17/2012	$7,662	$7,841	$(179)
Australian 3-Year Bond Future	92	Long	09/17/2012	10,635	10,745	(110)
Canadian Government 10-Year Bond Future	136	Long	09/19/2012	18,842	18,999	(157)
Euro BUXL 30-Year Bond Future	82	Long	09/06/2012	13,830	13,395	435
Euro-BOBL Future	76	Long	09/06/2012	11,946	11,943	3
Euro-BUND Future	139	Long	09/06/2012	24,725	24,575	150
Euro-OAT Future	94	Short	09/06/2012	15,528	15,194	(334)
Euro-Schatz Future	29	Long	09/06/2012	3,959	3,958	1
Japan 10-Year Bond Future	26	Short	09/10/2012	47,927	47,795	(132)
Long Gilt Future	411	Short	09/26/2012	78,537	77,999	(538)
U.S. Treasury 10-Year Note Future	14	Short	09/19/2012	1,885	1,884	(1)
U.S. Treasury 2-Year Note Future	152	Long	09/28/2012	33,533	33,489	44
U.S. Treasury 30-Year Bond Future	131	Short	09/19/2012	19,785	19,950	165
U.S. Treasury 5-Year Note Future	231	Short	09/28/2012	28,825	28,767	(58)
						$(711)

*	The number of contracts does not omit 000's.

Θ	At July 31, 2012, this security, or a portion of this security, is designated to cover written call options in the table below:

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
USD Call/CNY Put (SCB)	Foreign Exchange	6.78 CNY	06/23/2013	11,362,000	$35	$41	$6
USD Call/CZK Put (UBS)	Foreign Exchange	23.57 CZK	09/21/2012	820,000	1	4	3
					$36	$45	$9

*	The number of contracts does not omit 000's. Number of contracts shown in U.S. dollars unless otherwise noted.

Foreign Currency Contracts Outstanding at July 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
AUD	BCLY	Buy	$1,702	$1,664	08/31/2012	$38
AUD	BCLY	Sell	419	410	08/31/2012	(9)
AUD	BOA	Sell	315	308	08/31/2012	(7)
AUD	CBK	Buy	435	436	08/31/2012	(1)
AUD	CSFB	Buy	14,022	13,717	08/31/2012	305
AUD	CSFB	Buy	1,610	1,555	09/24/2012	55
AUD	GSC	Buy	633	626	08/31/2012	7
AUD	GSC	Sell	1,443	1,368	09/24/2012	(75)
AUD	JPM	Buy	11,568	11,472	08/31/2012	96
AUD	JPM	Sell	49,660	49,242	08/31/2012	(418)
AUD	NAB	Buy	632	625	08/31/2012	7
AUD	RBC	Sell	315	308	08/31/2012	(7)
BRL	GSC	Buy	1,493	1,503	09/05/2012	(10)
BRL	GSC	Sell	1,476	1,453	09/05/2012	(23)
BRL	GSC	Buy	276	271	08/02/2012	5
BRL	GSC	Sell	276	279	08/02/2012	3
BRL	GSC	Sell	273	276	08/06/2012	3
BRL	JPM	Buy	273	274	08/06/2012	(1)
BRL	RBC	Sell	1,221	1,243	09/05/2012	22
CAD	BCLY	Sell	2,371	2,353	08/31/2012	(18)

9

The Hartford World Bond Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2012 - (continued)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
CAD	BNP	Buy	$593	$589	08/31/2012	$4
CAD	CBK	Buy	356	354	08/31/2012	2
CAD	CBK	Sell	357	356	08/31/2012	(1)
CAD	CSFB	Buy	1,594	1,567	09/19/2012	27
CAD	DEUT	Sell	10,607	10,592	08/01/2012	(15)
CAD	DEUT	Buy	10,599	10,585	08/31/2012	14
CAD	GSC	Sell	1,429	1,392	09/19/2012	(37)
CAD	JPM	Buy	7,513	7,480	08/31/2012	33
CAD	RBC	Buy	4,944	4,923	08/31/2012	21
CAD	RBC	Sell	55,998	55,765	08/31/2012	(233)
CAD	UBS	Buy	30,333	29,961	08/31/2012	372
CAD	WEST	Sell	2,409	2,368	08/31/2012	(41)
CHF	BCLY	Buy	22,761	22,749	08/31/2012	12
CNY	DEUT	Sell	941	947	09/04/2012	6
CNY	JPM	Buy	24	24	09/07/2012	–
CNY	JPM	Buy	103	104	09/07/2012	(1)
CNY	JPM	Sell	127	126	09/07/2012	(1)
CNY	SCB	Buy	45,978	46,107	09/04/2012	(129)
CNY	SCB	Buy	1,187	1,204	09/10/2012	(17)
CNY	SCB	Sell	51,282	51,555	09/04/2012	273
CNY	SCB	Buy	105	105	09/10/2012	–
CNY	SCB	Sell	1,292	1,293	09/10/2012	1
COP	CBK	Sell	316	315	08/31/2012	(1)
COP	JPM	Buy	282	283	08/06/2012	(1)
COP	JPM	Sell	282	275	08/06/2012	(7)
COP	JPM	Sell	281	282	08/31/2012	1
CZK	CSFB	Buy	441	440	08/31/2012	1
DKK	CSFB	Sell	3,524	3,462	08/31/2012	(62)
DKK	JPM	Sell	462	462	08/31/2012	–
DKK	RBC	Sell	35,183	34,558	08/31/2012	(625)
EUR	BOA	Buy	711	709	08/31/2012	2
EUR	CBK	Buy	24,444	24,422	08/31/2012	22
EUR	CBK	Sell	1,834	1,830	08/31/2012	(4)
EUR	CSFB	Buy	7,627	7,878	09/19/2012	(251)
EUR	DEUT	Sell	1,259	1,243	08/31/2012	(16)
EUR	DEUT	Buy	166	167	09/19/2012	(1)
EUR	DEUT	Buy	631	630	08/31/2012	1
EUR	GSC	Sell	6,845	6,955	09/19/2012	110
EUR	JPM	Buy	482	480	08/02/2012	2
EUR	JPM	Buy	23,901	23,843	08/31/2012	58
EUR	JPM	Sell	2,332	2,334	08/31/2012	2
EUR	JPM	Sell	59	59	08/03/2012	–
EUR	JPM	Buy	326	326	08/31/2012	–
EUR	JPM	Sell	482	480	08/31/2012	(2)
EUR	SCB	Buy	22,759	22,755	08/31/2012	4
EUR	SSG	Sell	118,900	118,632	08/31/2012	(268)
EUR	UBS	Buy	8,244	8,135	08/31/2012	109
EUR	UBS	Sell	1,918	1,908	08/16/2012	(10)
EUR	UBS	Sell	5,750	5,634	08/31/2012	(116)
GBP	BCLY	Sell	368	364	08/31/2012	(4)
GBP	BOA	Sell	707	707	08/31/2012	–
GBP	CSFB	Buy	2,085	2,093	09/24/2012	(8)
GBP	DEUT	Buy	1,254	1,240	08/31/2012	14
GBP	JPM	Sell	1,874	1,860	09/24/2012	(14)
GBP	UBS	Sell	1,231	1,219	08/31/2012	(12)
GBP	WEST	Sell	15,399	15,434	08/31/2012	35

10

The Hartford World Bond Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2012 - (continued)

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
IDR	CSFB	Buy	$1,550	$1,535	09/19/2012	$15
IDR	CSFB	Sell	1,391	1,366	09/19/2012	(25)
INR	BCLY	Buy	2,084	2,041	09/24/2012	43
INR	BCLY	Sell	1,865	1,806	09/24/2012	(59)
JPY	BOA	Sell	1,256	1,248	08/31/2012	(8)
JPY	CSFB	Sell	408	408	08/31/2012	–
JPY	DEUT	Buy	5,299	5,215	09/24/2012	84
JPY	DEUT	Sell	4,749	4,665	09/24/2012	(84)
KRW	BCLY	Buy	345	339	08/31/2012	6
KRW	DEUT	Buy	12,205	12,013	08/31/2012	192
KRW	JPM	Buy	1,688	1,684	08/31/2012	4
MXN	BCLY	Buy	2,079	2,023	08/31/2012	56
MXN	GSC	Buy	1,610	1,555	09/19/2012	55
MXN	JPM	Sell	1,446	1,376	09/19/2012	(70)
MXN	RBC	Buy	12,375	12,052	08/31/2012	323
MYR	BCLY	Buy	1,629	1,602	08/30/2012	27
MYR	DEUT	Buy	1,579	1,564	09/19/2012	15
MYR	DEUT	Sell	1,417	1,382	09/19/2012	(35)
MYR	JPM	Buy	9,327	9,218	08/30/2012	109
NOK	CSFB	Sell	308	309	08/31/2012	1
NOK	JPM	Buy	2,405	2,397	08/31/2012	8
NOK	MSC	Buy	32,932	32,724	08/31/2012	208
NOK	MSC	Sell	52,977	52,642	08/31/2012	(335)
NOK	UBS	Buy	12,570	12,629	08/31/2012	(59)
NZD	BCLY	Buy	2,198	2,141	08/31/2012	57
NZD	DEUT	Buy	320	317	08/31/2012	3
NZD	JPM	Buy	961	951	08/31/2012	10
NZD	WEST	Buy	13,672	13,301	08/31/2012	371
PLN	CSFB	Sell	18,839	18,622	08/31/2012	(217)
RUB	CSFB	Buy	1,567	1,543	09/19/2012	24
RUB	JPM	Sell	1,404	1,351	09/19/2012	(53)
SEK	BCLY	Sell	439	429	08/31/2012	(10)
SEK	DEUT	Sell	636	634	08/31/2012	(2)
SEK	JPM	Sell	611	606	08/31/2012	(5)
SEK	UBS	Sell	62,639	61,940	08/31/2012	(699)
SGD	DEUT	Sell	325	325	08/31/2012	–
SGD	DEUT	Sell	1,434	1,392	09/19/2012	(42)
SGD	JPM	Buy	10,138	10,068	08/31/2012	70
SGD	JPM	Sell	52,340	51,981	08/31/2012	(359)
SGD	UBS	Buy	1,599	1,569	09/19/2012	30
THB	CSFB	Buy	1,561	1,564	09/19/2012	(3)
THB	CSFB	Sell	1,402	1,384	09/19/2012	(18)
TRY	GSC	Buy	1,561	1,545	09/19/2012	16
TRY	JPM	Sell	1,404	1,369	09/19/2012	(35)
VND	UBS	Sell	1,403	1,379	09/24/2012	(24)
VND	UBS	Buy	1,561	1,545	09/24/2012	16
						$(1,178)

11

The Hartford World Bond Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at July 31, 2012

Reference Entity	Counterparty	Notional Amount (a)		Buy/Sell Protection	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
ABX.HE.AA.06	BCLY		$944	Buy	(0.32)%	07/25/45	$533	$484	$(49)
ABX.HE.AAA.06	BCLY		117	Buy	(0.18)%	07/25/45	16	10	(6)
ABX.HE.AAA.06	BOA		105	Buy	(0.18)%	07/25/45	11	9	(2)
ABX.HE.AAA.06	GSC		1,188	Buy	(0.18)%	07/25/45	97	101	4
ABX.HE.AAA.06	GSC		3,926	Buy	(0.18)%	07/25/45	354	333	(21)
ABX.HE.AAA.06	JPM		928	Buy	(0.11)%	05/25/46	456	428	(28)
ABX.HE.AAA.06	MSC		1,191	Buy	(0.18)%	07/25/45	97	101	4
ABX.HE.AAA.06	MSC		1,258	Buy	(0.18)%	07/25/45	151	107	(44)
ABX.HE.AAA.07	JPM		210	Sell	0.76%	01/25/38	(133)	(119)	14
ABX.HE.PENAAA.06	BCLY		1,624	Buy	(0.11)%	05/25/46	463	389	(74)
ABX.HE.PENAAA.06	CBK		74	Buy	(0.11)%	05/25/46	18	18	–
ABX.HE.PENAAA.06	GSC		383	Buy	(0.11)%	05/25/46	96	92	(4)
ABX.HE.PENAAA.06	JPM		792	Buy	(0.11)%	05/25/46	187	190	3
ABX.HE.PENAAA.06	JPM		856	Buy	(0.11)%	05/25/46	231	206	(25)
ABX.HE.PENAAA.06	MSC		2,323	Buy	(0.11)%	05/25/46	616	556	(60)
ABX.HE.PENAAA.07	CSI		33	Sell	0.76%	01/25/38	(21)	(18)	3
ABX.HE.PENAAA.07	JPM		61	Sell	0.76%	01/25/38	(40)	(34)	6
Avis Budget Group	BOA		75	Buy	(5.00)% / 6.01%	03/20/17	3	3	–
Avon Products, Inc.	GSC		115	Buy	(1.00)% / 4.56%	09/20/17	13	18	5
Banco Bilbao Vizcaya Argentaria S.A.	JPM	EUR	1,050	Buy	(3.00)% / 4.28%	09/20/17	119	71	(48)
Banco Santander S.A.	JPM	EUR	1,050	Buy	(3.00)% / 4.12%	09/20/17	106	62	(44)
Barclays Bank	BOA	EUR	375	Buy	(3.00)% / 4.24%	09/20/17	29	26	(3)
Barclays Bank	BOA	EUR	780	Buy	(3.00)% / 4.24%	09/20/17	54	54	–
Barclays Bank	BOA	EUR	305	Sell	1.00% / 2.09%	09/20/17	(20)	(19)	1
Barclays Bank	BOA	EUR	765	Sell	1.00% / 2.09%	09/20/17	(48)	(49)	(1)
BNP Paribas	BOA	EUR	580	Buy	(1.00)% / 2.35%	09/20/17	58	45	(13)
CDX.NA.HY.18	GSC		1,975	Buy	(5.00)%	06/20/17	86	61	(25)
CDX.NA.HY.18	JPM		1,624	Buy	(5.00)%	06/20/17	69	50	(19)
CDX.NA.HY.18.1	JPM		569	Buy	(5.00)%	06/20/17	23	18	(5)
CDX.NA.HY.18.2	BOA		1,054	Buy	(5.00)%	06/20/17	37	33	(4)
CMBX.NA.A.1	CBK		295	Buy	(0.35)%	10/12/52	135	127	(8)
CMBX.NA.A.1	DEUT		490	Buy	(0.35)%	10/12/52	226	211	(15)
CMBX.NA.A.1	GSC		365	Buy	(0.35)%	10/12/52	165	157	(8)
CMBX.NA.AA.1	CSI		445	Buy	(0.25)%	10/12/52	110	124	14
CMBX.NA.AA.1	MSC		515	Buy	(0.25)%	10/12/52	171	144	(27)
CMBX.NA.AA.4	CSI		190	Sell	1.65%	02/17/51	(109)	(122)	(13)
CMBX.NA.AA.4	DEUT		65	Sell	1.65%	02/17/51	(37)	(42)	(5)
CMBX.NA.AA.4	MSC		870	Sell	1.65%	02/17/51	(581)	(557)	24
CMBX.NA.AA.4	MSC		40	Sell	1.65%	02/17/51	(23)	(26)	(3)
CMBX.NA.AA.4	UBS		250	Sell	1.65%	02/17/51	(154)	(160)	(6)
CMBX.NA.AAA.3	CBK		1,125	Sell	0.08%	12/13/49	(98)	(81)	17
CMBX.NA.AAA.3	JPM		845	Sell	0.08%	12/13/49	(65)	(61)	4
CMBX.NA.AAA.3	MSC		525	Sell	0.08%	12/13/49	(50)	(38)	12
CMBX.NA.AAA.3	UBS		1,550	Sell	0.08%	12/13/49	(131)	(112)	19
CMBX.NA.AAA.5	DEUT		30	Sell	0.35%	02/15/51	(3)	(2)	1
CMBX.NA.AAA.5	GSC		280	Sell	0.35%	02/15/51	(28)	(20)	8
CMBX.NA.AAA.5	JPM		15	Sell	0.35%	02/15/51	(2)	(1)	1
CMBX.NA.AAA.5	MSC		585	Sell	0.35%	02/15/51	(53)	(40)	13
CMBX.NA.AJ.2	CSI		145	Sell	1.09%	03/15/49	(30)	(34)	(4)
CMBX.NA.AJ.2	DEUT		435	Sell	1.09%	03/15/49	(87)	(103)	(16)
CMBX.NA.AJ.2	JPM		300	Sell	1.09%	03/15/49	(60)	(72)	(12)
CMBX.NA.AJ.2	MSC		1,045	Sell	1.09%	03/15/49	(279)	(248)	31
CMBX.NA.AJ.2	MSC		290	Sell	1.09%	03/15/49	(57)	(69)	(12)
CMBX.NA.AJ.3	GSC		125	Sell	1.47%	12/13/49	(48)	(46)	2

12

The Hartford World Bond Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at July 31, 2012 - (continued)

Reference Entity	Counterparty	Notional Amount (a)		Buy/Sell Protection	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AJ.3	JPM		$250	Sell	1.47%	12/13/49	$(78)	$(92)	$(14)
CMBX.NA.AJ.3	MSC		430	Sell	1.47%	12/13/49	(174)	(158)	16
CMBX.NA.AJ.4	MSC		1,080	Buy	(0.96)%	02/17/51	423	431	8
CMBX.NA.AM.3	CSI		255	Buy	(0.50)%	12/13/49	52	43	(9)
CMBX.NA.AM.3	GSC		170	Buy	(0.50)%	12/13/49	42	28	(14)
CMBX.NA.AM.3	JPM		625	Buy	(0.50)%	12/13/49	127	104	(23)
CMBX.NA.AM.3	MSC		285	Buy	(0.50)%	12/13/49	46	47	1
CMBX.NA.AM.4	CBK		1,110	Buy	(0.50)%	02/17/51	267	226	(41)
CMBX.NA.AM.4	JPM		1,425	Buy	(0.50)%	02/17/51	325	289	(36)
CMBX.NA.AM.4	MSC		95	Buy	(0.50)%	02/17/51	23	19	(4)
Credit Agricole	CBK	EUR	775	Buy	(3.00)% / 2.81%	09/20/17	13	(8)	(21)
Credit Agricole	GSC	EUR	775	Buy	(3.00)% / 2.81%	09/20/17	10	(8)	(18)
Credit Agricole	JPM	EUR	500	Buy	(3.00)% / 2.81%	09/20/17	13	(5)	(18)
Domtar Corp.	GSC		55	Buy	(1.00)% / 2.16%	12/20/16	3	3	–
GDF Suez	CSI	EUR	1,625	Buy	(1.00)% / 1.08%	09/20/17	38	8	(30)
ITRX.EUR9V1	JPM	EUR	1,860	Buy	(0.56)%	06/20/15	–	8	8
ITRX.SUB.FIN.16	JPM	EUR	155	Buy	(5.00)%	12/20/16	1	(4)	(5)
ITRX.XOV.17	JPM	EUR	5,300	Buy	(5.00)%	06/20/17	324	331	7
Lafarge S.A.	CBK	EUR	70	Buy	(1.00)% / 3.02%	12/20/16	12	7	(5)
Neiman Marcus Group	JPM		25	Sell	5.00% / 4.13%	09/20/16	2	1	(1)
Nokia Oyj	JPM	EUR	220	Buy	(5.00)% / 10.06%	09/20/17	58	49	(9)
NRG Energy, Inc.	GSC		65	Buy	(5.00)% / 4.54%	12/20/16	2	(1)	(3)
Peugeot S.A.	CBK	EUR	70	Buy	(1.00)% / 7.09%	12/20/16	16	18	2
PostNL N.V.	BOA	EUR	900	Buy	(1.00)% / 1.89%	09/20/17	68	46	(22)
PrimeX.ARM.1	CSI		82	Sell	4.42%	06/25/36	(1)	5	6
PrimeX.ARM.1	MSC		341	Sell	4.42%	06/25/36	7	21	14
PrimeX.ARM.2	BCLY		89	Sell	4.58%	12/25/37	(12)	(4)	8
PrimeX.ARM.2	CBK		400	Sell	4.58%	12/25/37	(71)	(19)	52
PrimeX.ARM.2	CSI		74	Sell	4.58%	12/25/37	(10)	(4)	6
PrimeX.ARM.2	JPM		38	Sell	4.58%	12/25/37	(6)	(2)	4
PrimeX.ARM.2	MSC		940	Sell	4.58%	12/25/37	(78)	(45)	33
Rite Aid Corp.	GSC		40	Buy	(5.00)% / 8.23%	03/20/17	6	5	(1)
Rite Aid Corp.	GSC		105	Buy	(5.00)% / 8.40%	06/20/17	9	14	5
RWE AG	JPM	EUR	1,600	Sell	1.00% / 1.11%	09/20/17	(24)	(11)	13
Southwest Airlines Co.	CSI		55	Buy	(1.00)% / 1.27%	12/20/16	3	1	(2)
Spain (Kingdom of)	JPM		3,550	Sell	1.00% / 5.38%	09/20/17	(752)	(642)	110
Stora Enso	JPM	EUR	1,250	Buy	(5.00)% / 4.31%	09/20/17	(74)	(48)	26
United Kingdom (Govt of)	CBK		1,835	Buy	(1.00)% / 0.55%	09/20/17	(34)	(41)	(7)
UPM Kymmene	JPM	EUR	1,275	Sell	5.00% / 3.81%	09/20/17	108	85	(23)
Volvo AB	CBK	EUR	510	Buy	(1.00)% / 1.98%	09/20/17	35	29	(6)
Volvo AB	MSC	EUR	540	Buy	(1.00)% / 1.98%	09/20/17	38	31	(7)
Whirlpool Corp.	MSC		50	Buy	(1.00)% / 1.92%	12/20/16	4	2	(2)
Wolters Kluwer N.V.	CBK	EUR	700	Buy	(1.00)% / 0.61%	12/20/16	(3)	(14)	(11)
							$3,331	$2,900	$(431)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on July 31, 2012. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment performance risk.

13

The Hartford World Bond Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Interest Rate Swap Contracts Outstanding at July 31, 2012

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BCLY	1.85% Fixed	CZK PRIBOR Reference Banks 6M	CZK	6,240	03/22/17	$–	$(8)	$(8)
BCLY	2.99% Fixed	KRW CD KSDA	KRW	516,034	07/31/22	–	(2)	(2)
BCLY	3.51% Fixed	KRW CD KSDA	KRW	345,560	05/16/22	–	(15)	(15)
BCLY	Float 3M TELBOR	3.70% Fixed	ILS	1,335	03/22/17	–	17	17
CBK	1.35% Fixed	CZK PRIBOR Reference Banks 6M	CZK	13,725	06/01/17	–	(3)	(3)
CBK	1.45% Fixed	CZK PRIBOR Reference Banks 6M	CZK	14,795	05/17/17	–	(6)	(6)
CBK	1.74% Fixed	CZK PRIBOR Reference Banks 6M	CZK	11,806	07/31/22	–	(3)	(3)
CBK	Float 3M TELBOR	3.24% Fixed	ILS	2,365	05/16/17	–	18	18
CBK	Float 3M TELBOR	3.24% Fixed	ILS	2,870	06/01/17	–	15	15
CBK	Float 3M TELBOR	3.45% Fixed	ILS	1,320	04/16/17	–	13	13
CBK	WIBOR PLN 6M	4.33% Fixed	PLN	4,212	07/31/17	–	1	1
DEUT	0.59% Fixed	3M LIBOR		$12,965	04/12/14	–	(41)	(41)
DEUT	0.63% Fixed	3M LIBOR		12,960	06/20/14	–	(53)	(53)
DEUT	2.42% Fixed	3M LIBOR		2,315	06/20/22	–	(179)	(179)
DEUT	3.40% Fixed	KRW CD KSDA	KRW	342,005	06/01/22	–	(12)	(12)
DEUT	3.41% Fixed	KRW CD KSDA	KRW	3,748,955	06/11/22	–	(129)	(129)
DEUT	3.44% Fixed	KRW CD KSDA	KRW	509,440	06/21/22	–	(19)	(19)
DEUT	3.56% Fixed	KRW CD KSDA	KRW	330,950	10/07/21	–	(15)	(15)
DEUT	3.59% Fixed	KRW CD KSDA	KRW	476,620	12/14/21	–	(22)	(22)
DEUT	BZDIOVRA	10.07% Fixed	BRL	700	01/02/15	–	16	16
DEUT	BZDIOVRA	10.12% Fixed	BRL	664	01/02/23	–	18	18
DEUT	BZDIOVRA	9.47% Fixed	BRL	1,108	01/02/15	–	17	17
DEUT	BZDIOVRA	9.55% Fixed	BRL	658	01/02/23	–	(1)	(1)
DEUT	Float 3M TELBOR	3.25% Fixed	ILS	13,490	02/20/17	–	107	107
DEUT	Float 3M TELBOR	3.47% Fixed	ILS	1,580	03/05/17	–	16	16
GSC	1.62% Fixed	CZK PRIBOR Reference Banks 6M	CZK	69,605	02/10/17	–	(60)	(60)
GSC	BZDIOVRA	10.30% Fixed	BRL	5,326	01/02/23	–	192	192
GSC	BZDIOVRA	10.44% Fixed	BRL	1,447	01/02/17	–	55	55
GSC	BZDIOVRA	8.82% Fixed	BRL	2,692	01/02/15	–	19	19
GSC	WIBOR PLN 6M	4.47% Fixed	PLN	7,491	07/16/17	–	16	16
GSC	WIBOR PLN 6M	4.70% Fixed	PLN	2,640	06/21/17	–	14	14
JPM	1.68% Fixed	CZK PRIBOR Reference Banks 6M	CZK	1,210	03/05/17	–	(1)	(1)
JPM	1.69% fixed	CZK PRIBOR Reference Banks 6M	CZK	8,095	03/12/17	–	(8)	(8)
JPM	1.69% Fixed	CZK PRIBOR Reference Banks 6M	CZK	1,690	03/05/17	–	(2)	(2)
JPM	1.69% Fixed	CZK PRIBOR Reference Banks 6M	CZK	23,550	07/16/22	–	(1)	(1)
JPM	1.76% Fixed	CZK PRIBOR Reference Banks 6M	CZK	5,375	04/26/17	–	(6)	(6)
JPM	1.76% Fixed	CZK PRIBOR Reference Banks 6M	CZK	54,745	06/12/22	–	(18)	(18)
JPM	1.79% Fixed	CZK PRIBOR Reference Banks 6M	CZK	5,560	04/02/17	–	(7)	(7)
JPM	1.87% Fixed	CZK PRIBOR Reference Banks 6M	CZK	8,280	06/19/22	–	(7)	(7)
JPM	2.34% fixed	CZK PRIBOR Reference Banks 6M	CZK	17,795	05/21/22	–	(9)	(9)

14

The Hartford World Bond Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Interest Rate Swap Contracts Outstanding at July 31, 2012 - (continued)

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPM	2.39% Fixed	CZK PRIBOR Reference Banks 6M	CZK	13,010	05/21/22	$–	$(8)	$(8)
JPM	2.42% Fixed	3M LIBOR		2,310	06/20/22	–	(178)	(178)
JPM	Float 3M TELBOR	3.47% Fixed	ILS	1,265	04/27/17	–	13	13
JPM	Float 3M TELBOR	3.53% Fixed	ILS	1,135	03/12/17	–	12	12
JPM	Float 3M TELBOR	3.55% Fixed	ILS	925	04/02/17	–	10	10
JPM	WIBOR PLN 6M	4.77% Fixed	PLN	20,955	06/12/17	–	126	126
JPM	WIBOR PLN 6M	4.87% Fixed	PLN	3,855	05/21/22	–	10	10
JPM	WIBOR PLN 6M	4.89% Fixed	PLN	2,810	05/21/22	–	8	8
UBS	1.75% Fixed	CZK PRIBOR Reference Banks 6M	CZK	9,170	04/13/17	–	(10)	(10)
						$–	$(110)	$(110)

*	Notional shown in U.S. Dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

15

The Hartford World Bond Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
RBC	RBC Dominion Securities
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Denmark Krone
EUR	EURO
GBP	British Pound
IDR	Indonesian New Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish New Zloty
RUB	New Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish New Lira
VND	Vietnamese Dong

Index Abbreviations:
ABX.HE	Markit Asset Backed Security
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.SUB.FIN	Markit iTraxx - Europe Sub Financials
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Mortgage Backed Security

Other Abbreviations:
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate

16

The Hartford World Bond Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality

as of July 31, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	50.9%
Aa / AA	7.1
A	4.5
Baa / BBB	0.9
Ba / BB	1.5
B	2.8
Caa / CCC or Lower	1.7
Unrated	0.4
U.S. Government Agencies and Securities	20.2
Non Debt Securities and Other Short-Term Instruments	6.2
Other Assets & Liabilities	3.8
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Diversification by Industry

as of July 31, 2012

Industry	Percentage of Net Assets
Fixed Income Securities
Accommodation and Food Services	0.1%
Administrative Waste Management and Remediation	0.1
Apparel Manufacturing	0.0
Arts, Entertainment and Recreation	0.6
Chemical Manufacturing	0.1
Computer and Electronic Product Manufacturing	0.2
Construction	0.1
Fabricated Metal Product Manufacturing	0.0
Finance and Insurance	3.8
Food Services	0.0
Furniture and Related Product Manufacturing	0.0
Health Care and Social Assistance	1.0
Information	0.8
Machinery Manufacturing	0.0
Mining	0.2
Miscellaneous Manufacturing	0.1
Motor Vehicle and Parts Manufacturing	0.6
Nonmetallic Mineral Product Manufacturing	0.1
Other Services	0.0
Petroleum and Coal Products Manufacturing	0.3
Pipeline Transportation	0.1
Plastics and Rubber Products Manufacturing	0.0
Printing and Related Support Activities	0.0
Professional, Scientific and Technical Services	0.0
Real Estate, Rental and Leasing	0.5
Retail Trade	0.1
Soap, Cleaning Compound and Toilet Manufacturing	0.1
Truck Transportation	0.0
Utilities	0.2
Water Transportation	0.0
Wholesale Trade	0.2
Total	9.3%
Equity Securities
Diversified Financials	0.0
Total	0.0%
Call Options Purchased	0.0
Foreign Government Obligations	60.5
Put Options Purchased	0.0
U.S. Government Agencies	0.0
U.S. Government Securities	7.1
Short-Term Investments	19.3
Other Assets and Liabilities	3.8
Total	100.0%

17

The Hartford World Bond Fund
Schedule of Investments — (continued)
July 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

July 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$13,324	$70	$10,273	$2,981
Call Options Purchased	104	–	104	–
Corporate Bonds	42,127	–	42,127	–
Foreign Government Obligations	394,310	–	394,310	–
Preferred Stocks	238	238	–	–
Put Options Purchased	64	64	–	–
Senior Floating Rate Interests	4,590	–	4,590	–
U.S. Government Agencies	81	–	81	–
U.S. Government Securities	46,270	–	46,270	–
Short-Term Investments	125,600	–	125,600	–
Total	$626,708	$372	$623,355	$2,981
Credit Default Swaps *	505	–	505	–
Foreign Currency Contracts *	3,410	–	3,410	–
Futures *	798	798	–	–
Interest Rate Swaps *	713	–	713	–
Written Options *	9	–	9	–
Total	$5,435	$798	$4,637	$–
Liabilities:
Credit Default Swaps *	936	–	936	–
Foreign Currency Contracts *	4,588	–	4,588	–
Futures *	1,509	1,509	–	–
Interest Rate Swaps *	823	–	823	–
Total	$7,856	$1,509	$6,347	$–

♦	For the nine-month period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2011	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of July 31, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$61	$12		$15 †	$9	$2,920	$(36)	$—	$—	$2,981
Corporate Bonds	35	—		—	—	—	—	—	(35)	—
Total	$96	$12		$15	$9	$2,920	$(36)	$—	$(35)	$2,981
Swaps‡	$60	$—	§	$(60)	$—	$—	$—	$—	$—	$—
Total	$60	$—		$(60)	$—	$—	$—	$—	$—	$—

Liabilities:
Swaps‡	$(50)	$—	§	$50	$—	$—	$—	$—	$—	$—
Total	$(50)	$—		$50	$—	$—	$—	$—	$—	$—

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at July 31, 2012 was $15.
‡	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.
§	The realized gain (loss) earned for swaps during the period ended July 31, 2012 was $(24).

18

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: September 14, 2012	By:	/s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 14, 2012	By:	/s/ James E. Davey
James E. Davey
Its: President

Date: September 14, 2012	By:	/s/ Mark A. Annoni
Mark A. Annoni
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer